                                            REGISTRATION NOS. 002-90380/811-4001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]

                                 --------------


                         POST-EFFECTIVE AMENDMENT NO. 38

                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                                                             [X]

                               AMENDMENT NO. 130



                                 --------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)
                       METROPOLITAN LIFE INSURANCE COMPANY
                            (EXACT NAME OF DEPOSITOR)

                    200 PARK AVENUE, NEW YORK, NEW YORK 10166
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-9414
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 --------------

                             JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                       METROPOLITAN LIFE INSURANCE COMPANY
                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 --------------

                                   Copies to:
                              DIANE E. AMBLER, ESQ.

                                  K&L GATES LLP

                                1601 K STREET, NW
                              WASHINGTON, DC 20006

                                 --------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 25f-2 Notice for the year ended December 31, 2008 was filed with the Commission on or about March 15, 2009.


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

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    FORM N-4
                                      UNDER
        THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                              CROSS REFERENCE SHEET
                            (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                               PROSPECTUS HEADING
--------                                               ------------------
      1.   Cover Page...............      Cover Page
      2.   Definitions..............      Important Terms You Should Know
      3.   Synopsis.................      Table of Expenses
      4.   Condensed Financial            Accumulation Unit Values Table; General
             Information...........         Information--Advertising Performance;
                                            General Information--Financial
                                            Statements
      5.   General Description of
             Registrant, Depositor,       MetLife; Metropolitan Life Separate Account
             and Portfolio                  E; Your Investment Choices; General
             Companies.............         Information--Voting Rights
      6.   Deductions and Expenses..      Table of Expenses; Deferred
                                            Annuities--Charges; Deferred
                                            Annuities--Early Withdrawal Charges;
                                            Deferred Annuities--Premium and Other
                                            Taxes; Income Annuities--Charges; Income
                                            Annuities--Premium and Other Taxes;
                                            General Information--Who Sells the
                                            Deferred Annuities and Income Annuities;
                                            Appendix--Premium Tax Table
      7.   General Description of         Variable Annuities; Deferred Annuities--
             Variable Annuity......         Purchase Payments (Allocation of
                                            Purchase Payments and Limits on Purchase
                                            Payments); Deferred
                                            Annuities--Transfers; Income
                                            Annuities--Income Payment Types; Income
                                            Annuity--Reallocations; General
                                            Information--Administration (Purchase
                                            Payments/Confirming Transactions/By
                                            Telephone or Internet/Changes to Your
                                            Deferred Annuity or Income Annuity/When
                                            We Can Cancel Your Deferred Annuity or
                                            Income Annuity)
      8.   Annuity Period...........      Important Terms You Should Know; Deferred
                                            Annuities--Pay-out Options (or Income
                                            Options); Income Annuities--Income
                                            Payment Types/The Value of Your Income
                                            Payments
      9.   Death Benefit............      Deferred Annuities--Death Benefit
     10.   Purchases and Annuity          MetLife; Metropolitan Life Separate Account
             Values................         E; Deferred Annuities--Purchase Payments
                                            (Allocation of Purchase Payments and
                                            Limits on Purchase Payments); The Value
                                            of Your Investment; Income
                                            Annuities--Purchase Payment; Income
                                            Annuities--Income Payment Types; The
                                            Value of Your Income Payments; General
                                            Information--Administration (Purchase
                                            Payments)

FORM N-4
ITEM NO.                                               PROSPECTUS HEADING
--------                                               ------------------
     11.   Redemptions..............      Deferred Annuities--Access to Your Money
                                            (Account Reduction Loans, Systematic
                                            Withdrawal Program for TSA Deferred
                                            Annuities, Systematic Withdrawal Program
                                            for Enhanced TSA and IRA Deferred
                                            Annuities; Systematic Withdrawal Program
                                            and Minimum Distribution); Deferred
                                            Annuities--Early Withdrawal Charges
                                            (When No Early Withdrawal Charge Applies
                                            and When A Different Early Withdrawal
                                            Charge May Apply); General
                                            Information--When We Can Cancel Your
                                            Deferred Annuity or Income Annuity;
                                            Appendix II for Texas Optional
                                            Retirement Program
     12.   Taxes....................      Income Taxes
     13.   Legal Proceedings........      Legal Proceedings
     14.   Table of Contents of the
             Statement of
             Additional                   Table of Contents of the Statement of
             Information...........         Additional Information
     15.   Cover Page...............      Cover Page
     16.   Table of Contents........      Table of Contents
     17.   General Information and
             History...............       Not Applicable
     18.   Services.................      Independent Registered Public Accounting
                                            Firm; Services; Distribution of
                                            Certificates and Interests in the
                                            Deferred Annuities and Income Annuities
     19.   Purchase of Securities
             Being Offered.........       Not Applicable
     20.   Underwriters.............      Distribution of Certificates and Interests
                                            in
                                            the Deferred Annuities and Income
                                            Annuities; Early Withdrawal Charge
     21.   Annuity Payments.........      Variable Income Payments
     22.   Financial Statements.....      Financial Statements of the Separate
                                            Account; Financial Statements of MetLife

                          Supplement Dated May 1, 2009

                                       To
                          Prospectus Dated May 1, 1995

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                     VESTMET

                     Group and Individual Annuity Contracts
                  Issued by Metropolitan Life Insurance Company

This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated May 1, 1995 (the "Prospectus"). Please write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, Rhode Island 02893 Attention: Annuities, telephone number (800) 638-7732, if you need another copy of the Prospectus.

The Prospectus describes individual and group VestMet Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). The Contracts are no longer available. Contract owners may continue to make additional purchase payments.




THE CONTRACTS DESCRIBED IN THIS PROSPECTUS



WHAT ARE THE CONTRACTS?



Insert at page VM-10.



Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation, if any, are available only to a person defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse.



YOUR INVESTMENT CHOICES



Insert at page VM-11 at end of Your Investment Choices section.



Prior to May 1, 2009, Met Advisory, LLC was the investment manager of Met Investors Fund. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment manager of the Met Investors Series Trust.





SECTION 403(B) PLANS



The Internal Revenue Service announced new regulations affecting Section 403(b) plans and arrangements. As part of these regulations, that are generally effective January 1, 2009, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


In consideration of these regulations, we have determined to only make available the Contract/Certificate for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract/Certificate.

If your Contract/Certificate was issued previously as a result of a 90-24 transfer competed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract/Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.




DEATH BENEFIT


Insert at page VM-15 at end of this section.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the Investment division on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.



TOTAL CONTROL ACCOUNT





The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



INCOME OPTIONS



Insert at page VM-16 in Income Options section.



Where required by state law or under a qualified retirement plan, we will not take into account the sex of the annuitants in calculating income payments. If you were issued a Contract before state law mandated unisex annuity rates and that Contract had annuity rates that took the annuitant's sex into account, the annuity rates we use for that Contract will not be less than the guaranteed rates in the Contract when it was issued.



TAXES



Add the following:



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.





Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser before waiving your 2009 RMD payment.



In general the amount of required minimum distribution must be calculated separately with respect to each IRA or SEP IRA but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs.




           THIS SUPPLEMENT IS NOT VALID UNLESS PRECEDED BY THE CURRENT
            PROSPECTUS FOR THE METROPOLITAN SERIES FUND, INC., WHICH
                 CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND.

                   THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE

200 PARK AVENUE                                        TELEPHONE: (800) 638-7732
NEW YORK, NEW YORK

                          Supplement Dated May 1, 2009


                                     to the


                        Prospectuses Dated April 28, 2008
                                       and
                                   May 1, 2009



                      Metropolitan Life Separate Account E


    Preference Plus(R) Account Variable Deferred and Income Annuity Contracts



                                    Issued by


                       Metropolitan Life Insurance Company


                                 200 Park Avenue


                            New York, New York 10166



This supplement updates certain information in the prospectuses dated April 28, 2008 and May 1, 2009, describing Preference Plus@ Account variable annuity Contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI"), dated May 1, 2009. The SAI is considered part of this supplement as though it were included in the supplement. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.



An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.



The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.



This Supplement is not valid unless preceded by the current Metropolitan Series Fund(R), Inc., the Met Investors Series Trust, and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.

                                                                 MAY 1, 2009




You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.




                                  AMERICAN FUNDS(R)

AMERICAN FUNDS BOND                         AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL                 AMERICAN FUNDS GROWTH-INCOME
  CAPITALIZATION

                                 MET INVESTORS FUND

AMERICAN FUNDS BALANCED ALLOCATION          MET/FRANKLIN INCOME
AMERICAN FUNDS GROWTH ALLOCATION            MET/FRANKLIN MUTUAL SHARES
AMERICAN FUNDS MODERATE ALLOCATION          MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
BLACKROCK LARGE CAP CORE                    MET/TEMPLETON GROWTH
CLARION GLOBAL REAL ESTATE                  MFS(R) RESEARCH INTERNATIONAL
HARRIS OAKMARK INTERNATIONAL                OPPENHEIMER CAPITAL APPRECIATION
JANUS FORTY PORTFOLIO                       PIMCO INFLATION PROTECTED BOND
LAZARD MID CAP PORTFOLIO                    PIMCO TOTAL RETURN
LEGG MASON PARTNERS AGGRESSIVE GROWTH       RCM TECHNOLOGY
LEGG MASON VALUE EQUITY PORTFOLIO           SSGA GROWTH AND INCOME ETF
LORD ABBETT BOND DEBENTURE PORTFOLIO        SSGA GROWTH ETF
MET/AIM SMALL CAP GROWTH PORTFOLIO          T. ROWE PRICE MID CAP GROWTH

                                  METROPOLITAN FUND

ARTIO INTERNATIONAL STOCK                   METLIFE CONSERVATIVE TO MODERATE
BARCLAYS CAPITAL AGGREGATE BOND INDEX         ALLOCATION
BLACKROCK AGGRESSIVE GROWTH                 METLIFE MID CAP STOCK INDEX
BLACKROCK BOND INCOME                       METLIFE MODERATE ALLOCATION
BLACKROCK DIVERSIFIED                       METLIFE MODERATE TO AGGRESSIVE
BLACKROCK LARGE CAP VALUE                   ALLOCATION
BLACKROCK LEGACY LARGE CAP GROWTH           METLIFE STOCK INDEX
BLACKROCK STRATEGIC VALUE                   MFS(R) TOTAL RETURN
DAVIS VENTURE VALUE                         MFS(R) VALUE
FI MID CAP OPPORTUNITIES                    MORGAN STANLEY EAFE(R) INDEX
FI VALUE LEADERS                            NEUBERGER BERMAN MID CAP VALUE
JENNISON GROWTH                             OPPENHEIMER GLOBAL EQUITY
LOOMIS SAYLES SMALL CAP CORE                RUSSELL 2000(R) INDEX
LOOMIS SAYLES SMALL CAP GROWTH              T. ROWE PRICE LARGE CAP GROWTH
MET/ARTISAN MID CAP VALUE                   T. ROWE PRICE SMALL CAP GROWTH
METLIFE AGGRESSIVE ALLOCATION               WESTERN ASSET MANAGEMENT STRATEGIC BOND
METLIFE CONSERVATIVE ALLOCATION               OPPORTUNITIES
                                            WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT








Certain Portfolios have been subject to a name change. Please see Appendix A-1 "Additional Information Regarding the Portfolios".



                                 (METLIFE LOGO)

Add the following to the Prospectus dated April 30, 2007:



IMPORTANT TERMS YOU SHOULD KNOW



GOOD ORDER



A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES


The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Interest Account or Fixed Income Option.

---------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...............................      None
  Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1).................  Up to 7%
  Exchange Fee for Deferred Annuities...................................      None
  Surrender Fee for Deferred Annuities..................................      None
  Income Annuity Contract Fee(2)........................................      $350
  Transfer Fee..........................................................      None


1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING SCHEDULE:

  DURING PURCHASE PAYMENT YEAR
  1......................................................................       7%
  2......................................................................       6%
  3......................................................................       5%
  4......................................................................       4%
  5......................................................................       3%
  6......................................................................       2%
  7......................................................................       1%
  Thereafter.............................................................       0%


     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

2 THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY FOR MORE THAN TWO YEARS. WE ARE CURRENTLY WAIVING THIS CHARGE.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities(3)...............................................   None
Separate Account Charge (as a percentage of your average account value)(4)
  General Administrative Expenses Charge....................................................   .50%
  Mortality and Expense Risk Charge.........................................................   .75%
  Total Separate Account Annual Charge(4)...........  Current and Maximum Guaranteed Charge:  1.25%


3 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

4 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISION TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES.

     WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE-CAP CORE PORTFOLIO.

--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and Income ETF Portfolios, which are Class E Portfolios, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.

Total Annual Metropolitan Fund, Met Investors Fund and American        Minimum   Maximum
Funds(R)                                                               -------   -------
  Operating Expenses for the fiscal year ending December 31, 2008
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses).....................................................      0.29%     1.60%








AMERICAN FUNDS(R) -- CLASS 2
ANNUAL EXPENSES
for fiscal year ending December 31,
2008                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund.............     0.39%        0.25%       0.01%       --       0.65%            --            0.65%
American Funds Global Small
  Capitalization Fund................     0.71%        0.25%       0.03%       --       0.99%            --            0.99%
American Funds Growth Fund...........     0.32%        0.25%       0.01%       --       0.58%            --            0.58%
American Funds Growth-Income Fund....     0.27%        0.25%       0.01%       --       0.53%            --            0.53%
                                                                                                 -----------------------------







MET INVESTORS SERIES TRUST
ANNUAL EXPENSES
for fiscal year ending December 31,
2008                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.05%     0.40%      1.10%          0.05%           1.05%(1)
American Funds Growth Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.05%     0.38%      1.08%          0.05%           1.03%(1)
American Funds Moderate Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.05%     0.42%      1.12%          0.05%           1.07%(1)
BlackRock Large Cap Core
  Portfolio -- Class A...............     0.58%           --       0.04%        --      0.62%             --           0.62%
Clarion Global Real Estate
  Portfolio -- Class E...............     0.63%        0.15%       0.05%        --      0.83%             --           0.83%
Harris Oakmark International
  Portfolio -- Class E...............     0.78%        0.15%       0.07%        --      1.00%             --           1.00%
Janus Forty Portfolio -- Class E.....     0.64%        0.15%       0.04%        --      0.83%             --           0.83%
Lazard Mid Cap Portfolio -- Class E..     0.69%        0.15%       0.05%        --      0.89%             --           0.89%(2)
Legg Mason Partners Aggressive Growth
  Portfolio -- Class A...............     0.63%           --       0.02%        --      0.65%             --           0.65%
Legg Mason Value Equity Portfolio
  -- Class A.........................     0.63%           --       0.04%        --      0.67%             --           0.67%
Lord Abbett Bond Debenture
  Portfolio -- Class A...............     0.50%           --       0.03%        --      0.53%             --           0.53%
Met/AIM Small Cap Growth
  Portfolio -- Class E...............     0.86%        0.15%       0.03%        --      1.04%             --           1.04%
Met/Franklin Income Portfolio
  -- Class B.........................     0.80%        0.25%       0.23%        --      1.28%          0.02%           1.26%(3)
Met/Franklin Mutual Shares
  Portfolio -- Class B...............     0.80%        0.25%       0.55%        --      1.60%          0.45%           1.15%(4)
Met/Franklin Templeton Founding
  Strategy Portfolio -- Class B......     0.05%        0.25%       0.08%     0.89%      1.27%          0.08%           1.19%(5)
Met/Templeton Growth Portfolio
  -- Class B.........................     0.70%        0.25%       0.59%        --      1.54%          0.47%           1.07%(6)
MFS(R) Research International
  Portfolio -- Class A...............     0.70%           --       0.07%        --      0.77%             --           0.77%
Oppenheimer Capital Appreciation
  Portfolio -- Class E...............     0.59%        0.15%       0.04%        --      0.78%             --           0.78%
PIMCO Inflation Protected Bond
  Portfolio -- Class E...............     0.49%        0.15%       0.04%        --      0.68%             --           0.68%
PIMCO Total Return Portfolio -- Class
  A..................................     0.48%           --       0.04%        --      0.52%             --           0.52%
RCM Technology Portfolio -- Class A..     0.88%           --       0.09%        --      0.97%             --           0.97%
SSgA Growth and Income ETF
  Portfolio -- Class E...............     0.33%        0.15%       0.08%     0.20%      0.76%          0.03%           0.73%(7)
SSgA Growth ETF Portfolio -- Class
  E..................................     0.33%        0.15%       0.08%     0.21%      0.77%          0.03%           0.74%(8)
T. Rowe Price Mid Cap Growth
  Portfolio -- Class A...............     0.75%           --       0.03%        --      0.78%             --           0.78%

                                                                                                 -----------------------------

------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN FUND,
ANNUAL EXPENSES
for fiscal year ending December 31,
2008                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
Artio International Stock Portfolio
  -- Class A.........................     0.82%           --       0.13%        --      0.95%          0.03%           0.92%(9)
Barclays Capital Aggregate Bond Index
  Portfolio -- Class A...............     0.25%           --       0.04%        --      0.29%          0.01%           0.28%(10)
BlackRock Aggressive Growth Portfolio
  -- Class A.........................     0.72%           --       0.05%        --      0.77%             --           0.77%
BlackRock Bond Income Portfolio
  -- Class A.........................     0.38%           --       0.05%        --      0.43%          0.01%           0.42%(11)
BlackRock Diversified
  Portfolio -- Class A...............     0.45%           --       0.04%        --      0.49%             --           0.49%
BlackRock Large Cap Value
  Portfolio -- Class E...............     0.67%        0.15%       0.05%        --      0.87%             --           0.87%
BlackRock Legacy Large Cap Growth
  Portfolio -- Class E...............     0.73%        0.15%       0.05%        --      0.93%          0.01%           0.92%(12)
BlackRock Strategic Value
  Portfolio -- Class A...............     0.84%           --       0.05%        --      0.89%             --           0.89%
Davis Venture Value Portfolio
  -- Class A.........................     0.70%           --       0.03%        --      0.73%          0.04%           0.69%(13)
FI Mid Cap Opportunities
  Portfolio -- Class A...............     0.68%           --       0.07%        --      0.75%             --           0.75%
FI Value Leaders Portfolio -- Class
  E..................................     0.65%        0.15%       0.06%        --      0.86%             --           0.86%
Jennison Growth Portfolio -- Class
  A..................................     0.63%           --       0.04%        --      0.67%             --           0.67%
Loomis Sayles Small Cap Core
  Portfolio -- Class A...............     0.90%           --       0.06%        --      0.96%          0.05%           0.91%(14)
Loomis Sayles Small Cap Growth
  Portfolio -- Class A...............     0.90%           --       0.13%        --      1.03%          0.06%           0.97%(15)
Met/Artisan Mid Cap Value
  Portfolio -- Class A...............     0.81%           --       0.04%        --      0.85%             --           0.85%
MetLife Aggressive Allocation
  Portfolio -- Class A...............     0.10%           --       0.03%     0.72%      0.85%          0.03%           0.82%(16)
MetLife Conservative Allocation
  Portfolio -- Class A...............     0.10%           --       0.02%     0.56%      0.68%          0.02%           0.66%(16)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class A....     0.09%           --       0.01%     0.61%      0.71%             --           0.71%(16)
MetLife Mid Cap Stock Index
  Portfolio -- Class A...............     0.25%           --       0.08%        --      0.33%          0.01%           0.32%(10)
MetLife Moderate Allocation
  Portfolio -- Class A...............     0.07%           --          --     0.65%      0.72%             --           0.72%(16)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class A....     0.07%           --          --     0.68%      0.75%             --           0.75%(16)
MetLife Stock Index Portfolio
  -- Class A.........................     0.25%           --       0.04%        --      0.29%          0.01%           0.28%(10)
MFS(R) Total Return
  Portfolio -- Class E...............     0.53%        0.15%       0.05%        --      0.73%             --           0.73%
MFS(R) Value Portfolio -- Class A....     0.72%           --       0.08%        --      0.80%          0.07%           0.73%(17)
Morgan Stanley EAFE(R) Index
  Portfolio -- Class A...............     0.30%           --       0.12%     0.01%      0.43%          0.01%           0.42%(18)
Neuberger Berman Mid Cap Value
  Portfolio -- Class A...............     0.65%           --       0.04%        --      0.69%             --           0.69%
Oppenheimer Global Equity
  Portfolio -- Class A...............     0.52%           --       0.09%        --      0.61%             --           0.61%
Russell 2000(R) Index
  Portfolio -- Class A...............     0.25%           --       0.07%     0.01%      0.33%          0.01%           0.32%(10)
T. Rowe Price Large Cap Growth
  Portfolio -- Class A...............     0.60%           --       0.07%        --      0.67%             --           0.67%
T. Rowe Price Small Cap Growth
  Portfolio -- Class A...............     0.51%           --       0.08%        --      0.59%             --           0.59%
Western Asset Management Strategic
  Bond Opportunities
  Portfolio -- Class A...............     0.60%           --       0.05%        --      0.65%             --           0.65%
Western Asset Management U.S.
  Government Portfolio -- Class A....     0.48%           --       0.04%        --      0.52%             --           0.52%

                                                                                                 -----------------------------





* ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.



** NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.





1 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.

     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING AQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.10%.



2 OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



3 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.88% FOR THE CLASS A SHARES AND 1.14% FOR THE CLASS B SHARES.



4 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.



5 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS EQUALLY IN THREE OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST: THE MET/FRANKLIN INCOME PORTFOLIO, THE MET/FRANKLIN MUTUAL SHARES PORTFOLIO AND THE MET/TEMPLETON GROWTH PORTFOLIO. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.05%.



6 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.80%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.80% FOR THE CLASS A SHARES AND 1.05% FOR THE CLASS B SHARES.



7 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.



     THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



     OTHER EXPENSES INCLUDE 0.03% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



8 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.



     THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



     OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



9 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.



10 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.



11 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE PORTFOLIO'S AVERAGE DAILY NET ASSETS IN EXCESS OF $1 BILLION BUT LESS THAN $2 BILLION.



12 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.73% FOR THE FIRST $300 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.705% FOR THE NEXT $700 MILLION.



13 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.75% FOR THE FIRST $50 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.70% FOR THE NEXT $450 MILLION, 0.65% FOR THE NEXT $4 BILLION, AND 0.625% FOR AMOUNTS OVER $4.5 BILLION.



14 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $500 MILLION.



15 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $100 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $100 MILLION.



16 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST AND THE METROPOLITAN SERIES FUND, INC. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



     METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT NET OPERATING EXPENSES OF THE PORTFOLIO TO 0.10% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES, 0.35% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B SHARES AND 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS E SHARES.



17 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION, AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.



18 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.

EXAMPLES

   The examples are intended to help you compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.





                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $932    $1,363    $1,800    $3,160
Minimum..............................................   $810    $  986    $1,138    $1,828




EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $288     $882    $1,500    $3,160
Minimum...............................................   $157     $486    $  838    $1,828



EXAMPLE 3.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return;

  -  you bear the Income Annuity Contract Fee; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $638    $1,232    $1,850    $3,510
Minimum..............................................   $507    $  836    $1,188    $2,178

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.

METLIFE



Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.


METROPOLITAN LIFE SEPARATE ACCOUNT E


We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.



A DEFERRED ANNUITY



DELETE THE THIRD PARAGRAPH IN THIS SECTION ADDED TO THE PROSPECTUS IN THE SUPPLEMENT DATED APRIL 28, 2008, AND REPLACE WITH THE FOLLOWING:





Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse.




YOUR INVESTMENT CHOICES


The Metropolitan Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Portfolios: BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and

Income ETF Portfolios, which are Class E, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B, and American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C.

The investment choices are listed in alphabetical order (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk you assume will depend on the investment divisions you choose. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS


The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds," which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.






                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
         PORTFOLIO                   INVESTMENT OBJECTIVE               MANAGER
         ---------                   --------------------         -------------------
     AMERICAN FUNDS(R)
American Funds Bond Fund      Seeks to maximize current income    Capital Research
                              and preserve capital by investing   and Management
                              primarily in fixed-income           Company
                              securities.
American Funds Global Small   Seeks capital appreciation          Capital Research
  Capitalization Fund         through stocks.                     and Management
                                                                  Company
American Funds Growth Fund    Seeks capital appreciation          Capital Research
                              through stocks.                     and Management
                                                                  Company
American Funds Growth-        Seeks both capital appreciation     Capital Research
  Income Fund                 and income.                         and Management
                                                                  Company
   MET INVESTORS FUND(#)
American Funds Balanced       Seeks a balance between a high      MetLife Advisers,
  Allocation Portfolio        level of current income and         LLC
                              growth of capital with a greater
                              emphasis on growth of capital.
American Funds Growth         Seeks growth of capital.            MetLife Advisers,
  Allocation Portfolio                                            LLC
American Funds Moderate       Seeks a high total return in the    MetLife Advisers,
  Allocation Portfolio        form of income and growth of        LLC
                              capital, with a greater emphasis
                              on income.
BlackRock Large Cap Core      Seeks long-term capital growth.     MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Clarion Global Real Estate    Seeks to provide total return       MetLife Advisers,
  Portfolio                   through investment in real estate   LLC
                              securities, emphasizing both        Sub-Investment
                              capital appreciation and current    Manager: ING
                              income.                             Clarion Real Estate
                                                                  Securities, L.P.
Harris Oakmark                Seeks long-term capital             MetLife Advisers,
  International Portfolio     appreciation.                       LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.
Janus Forty Portfolio         Seeks capital appreciation.         MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: Janus
                                                                  Capital Management
                                                                  LLC
Lazard Mid Cap Portfolio      Seeks long-term growth of           MetLife Advisers,
                              capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Lazard
                                                                  Asset Management
                                                                  LLC
Legg Mason Partners           Seeks capital appreciation.         MetLife Advisers,
  Aggressive Growth                                               LLC
  Portfolio                                                       Sub-Investment
                                                                  Manager:
                                                                  ClearBridge
                                                                  Advisors, LLC
Legg Mason Value Equity       Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Legg Mason
                                                                  Capital Management.
                                                                  Inc.

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
         PORTFOLIO                   INVESTMENT OBJECTIVE               MANAGER
         ---------                   --------------------         -------------------
Lord Abbett Bond Debenture    Seeks high current income and the   MetLife Advisers,
  Portfolio                   opportunity for capital             LLC
                              appreciation to produce a high      Sub-Investment
                              total return.                       Manager: Lord,
                                                                  Abbett & Co. LLC
Met/AIM Small Cap Growth      Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Invesco
                                                                  Aim Capital
                                                                  Management, Inc.
Met/Franklin Income           Seeks to maximize income while      MetLife Advisers,
  Portfolio                   maintaining prospects for capital   LLC
                              appreciation.                       Sub-Investment
                                                                  Manager: Franklin
                                                                  Advisers, Inc.
Met/Franklin Mutual Shares    Seeks capital appreciation, which   MetLife Advisers,
  Portfolio                   may occasionally be short-term.     LLC
                              The Portfolio's secondary           Sub-Investment
                              investment objective is income.     Manager: Franklin
                                                                  Mutual Advisers,
                                                                  LLC
Met/Franklin Templeton        Seeks capital appreciation and      MetLife Advisers,
  Founding Strategy           secondarily seeks income.           LLC
  Portfolio
Met/Templeton Growth          Seeks long-term capital growth.     MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: Templeton
                                                                  Global Advisors
                                                                  Limited
MFS(R) Research               Seeks capital appreciation.         MetLife Advisers,
  International Portfolio                                         LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Oppenheimer Capital           Seeks capital appreciation.         MetLife Advisers,
  Appreciation Portfolio                                          LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
PIMCO Inflation Protected     Seeks to provide maximum real       MetLife Advisers,
  Bond Portfolio              return, consistent with             LLC
                              preservation of capital and         Sub-Investment
                              prudent investment management.      Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
PIMCO Total Return            Seeks maximum total return,         MetLife Advisers,
  Portfolio                   consistent with the preservation    LLC
                              of capital and prudent investment   Sub-Investment
                              management.                         Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
RCM Technology Portfolio      Seeks capital appreciation; no      MetLife Advisers,
                              consideration is given to income.   LLC
                                                                  Sub-Investment
                                                                  Manager: RCM
                                                                  Capital Management
                                                                  LLC
SSgA Growth and Income ETF    Seeks growth of capital and         MetLife Advisers,
  Portfolio                   income.                             LLC
                                                                  Sub-Investment
                                                                  Manager: SSgA Funds
                                                                  Management, Inc.
SSgA Growth ETF Portfolio     Seeks growth of capital.            MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: SSgA Funds
                                                                  Management, Inc.
T. Rowe Price Mid Cap         Seeks long-term growth of           MetLife Advisers,
  Growth Portfolio            capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
METROPOLITAN  FUND
Artio International Stock     Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Artio
                                                                  Global Management,
                                                                  LLC
Barclays Capital Aggregate    Seeks to equal the performance of   MetLife Advisers,
  Bond Index Portfolio        the Barclays Capital U.S.           LLC
                              Aggregate Bond Index.               Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
         PORTFOLIO                   INVESTMENT OBJECTIVE               MANAGER
         ---------                   --------------------         -------------------
BlackRock Aggressive Growth   Seeks maximum capital               MetLife Advisers,
  Portfolio                   appreciation.                       LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Bond Income         Seeks a competitive total return    MetLife Advisers,
  Portfolio                   primarily from investing in         LLC
                              fixed-income securities.            Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Diversified         Seeks high total return while       MetLife Advisers,
  Portfolio                   attempting to limit investment      LLC
                              risk and preserve capital.          Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Large Cap Value     Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Legacy Large Cap    Seeks long-term growth of           MetLife Advisers,
  Growth Portfolio            capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Strategic Value     Seeks high total return,            MetLife Advisers,
  Portfolio                   consisting principally of capital   LLC
                              appreciation.                       Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Davis Venture Value           Seeks growth of capital.            MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: Davis
                                                                  Selected Advisers,
                                                                  L.P.
FI Mid Cap Opportunities      Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
FI Value Leaders Portfolio    Seeks long-term growth of           MetLife Advisers,
                              capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
Jennison Growth Portfolio     Seeks long-term growth of           MetLife Advisers,
                              capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Jennison
                                                                  Associates LLC
Loomis Sayles Small Cap       Seeks long-term capital growth      MetLife Advisers,
  Core Portfolio              from investments in common stocks   LLC
                              or other equity securities.         Sub-Investment
                                                                  Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
Loomis Sayles Small Cap       Seeks long-term capital growth.     MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
Met/Artisan Mid Cap Value     Seeks long-term capital growth.     MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: Artisan
                                                                  Partners Limited
                                                                  Partnership
MetLife Aggressive            Seeks growth of capital.            MetLife Advisers,
  Allocation Portfolio                                            LLC
MetLife Conservative          Seeks high level of current         MetLife Advisers,
  Allocation Portfolio        income, with growth of capital as   LLC
                              a secondary objective.
MetLife Conservative to       Seeks high total return in the      MetLife Advisers,
  Moderate Allocation         form of income and growth of        LLC
  Portfolio                   capital, with a greater emphasis
                              on income.
MetLife Mid Cap Stock Index   Seeks to equal the performance of   MetLife Advisers,
  Portfolio                   the Standard & Poor's Mid Cap       LLC
                              400(R) Composite Stock Price        Sub-Investment
                              Index.                              Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MetLife Moderate Allocation   Seeks a balance between a high      MetLife Advisers,
  Portfolio                   level of current income and         LLC
                              growth of capital, with a greater
                              emphasis on growth of capital.
MetLife Moderate to           Seeks growth of capital.            MetLife Advisers,
  Aggressive Allocation                                           LLC
  Portfolio

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
         PORTFOLIO                   INVESTMENT OBJECTIVE               MANAGER
         ---------                   --------------------         -------------------
MetLife Stock Index           Seeks to equal the performance of   MetLife Advisers,
  Portfolio                   the Standard & Poor's 500(R)        LLC
                              Composite Stock Price Index.        Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MFS(R) Total Return           Seeks a favorable total return      MetLife Advisers,
  Portfolio                   through investment in a             LLC
                              diversified portfolio.              Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
MFS(R) Value Portfolio        Seeks capital appreciation.         MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Morgan Stanley EAFE(R)        Seeks to equal the performance of   MetLife Advisers,
  Index Portfolio             the MSCI EAFE(R) Index.             LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
Neuberger Berman Mid Cap      Seeks capital growth.               MetLife Advisers,
  Value Portfolio                                                 LLC
                                                                  Sub-Investment
                                                                  Manager: Neuberger
                                                                  Berman Management
                                                                  LCC
Oppenheimer Global Equity     Seeks capital appreciation.         MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
Russell 2000(R) Index         Seeks to equal the return of the    MetLife Advisers,
  Portfolio                   Russell 2000(R) Index.              LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
T. Rowe Price Large Cap       Seeks long-term growth of capital   MetLife Advisers,
  Growth Portfolio            and, secondarily, dividend          LLC
                              income.                             Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
T. Rowe Price Small Cap       Seeks long-term capital growth.     MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
Western Asset Management      Seeks to maximize total return      MetLife Advisers,
  Strategic Bond              consistent with preservation of     LLC
  Opportunities Portfolio     capital.                            Sub-Investment
                                                                  Manager: Western
                                                                  Asset Management
                                                                  Company
Western Asset Management      Seeks to maximize total return      MetLife Advisers,
  U.S. Government Portfolio   consistent with preservation of     LLC
                              capital and maintenance of          Sub-Investment
                              liquidity.                          Manager: Western
                                                                  Asset Management
                                                                  Company





# Prior to May 1, 2009, Met Advisory, LLC was the investment manager of Met Investors Fund. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment manager of the Met Investors Fund.


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

* We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund and American Funds(R).


In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the investment manager makes a profit with respect to the investment management fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities and Income Annuities.")



TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

* The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

* Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation programs described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment Portfolio prospectuses for more details.

CHARGES
There are two types of charges you pay while you have money in an investment division:

* Insurance-related charge, and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the early withdrawal charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while you have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES


INSERT THE FOLLOWING AS THE SECOND SENTENCE OF THE FIRST PARAGRAPH IN THIS SECTION TO THE PROSPECTUS DATED APRIL 30, 2007:



* The early withdrawal charge does not apply in certain situations or upon the occurrence of certain events or circumstances. Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce.




WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.


DELETE THE NINTH BULLET ADDED TO THE PROSPECTUS IN THE SUPPLEMENT DATED APRIL 28, 2008, AND REPLACE WITH THE FOLLOWING:





* Subject to availability in your state, if the early withdrawal charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) you transfer your total Account Balance to certain eligible contracts issued by MetLife or one of its affiliated companies and we agree.



FREE LOOK



DELETE THE THIRD SENTENCE OF THE FIRST PARAGRAPH IN THE PROSPECTUS DATED APRIL 30, 2007, AND REPLACE WITH THE FOLLOWING:



We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state.





DEATH BENEFIT



DELETE THIS SECTION FROM THE PROSPECTUS DATED APRIL 30, 2007 AND THE SUPPLEMENT TO THE PROSPECTUS DATED APRIL 28, 2008 AND REPLACE WITH FOLLOWING:



One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:



* Your Account Balance;



* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or



* The total of all of your purchase payments less any partial withdrawals.



The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.



Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable early withdrawal charges will be assessed against future withdrawals.



Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.



TOTAL CONTROL ACCOUNT


The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)


DELETE THE SECOND SENTENCE IN THE THIRD PARAGRAPH OF THIS SECTION IN THE PROSPECTUS DATED APRIL 30, 2007 AND REPLACE WITH THE FOLLOWING:





For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered.

INCOME ANNUITIES




INCOME PAYMENT TYPES




ADD THE FOLLOWING TO THE PROSPECTUS DATED APRIL 30, 2007 AFTER THE FIRST SENTENCE IN THE FIFTH PARAGRAPH IN THIS SECTION





Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the guaranteed rates in the Contract at the time of purchase for the AIR and income payment type elected. Due to administrative, underwriting or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited under Lifetime Income Annuity for Two income payment types.



ANNUITY UNITS



REPLACE THE THIRD SENTENCE IN THIS SECTION IN THE APRIL 30, 2007 PROSPECTUS AND REPLACE WITH THE FOLLOWING:



We then compute an initial income payment amount using the AIRs, your income payment type and age and sex (where permitted) of the measuring lives.


REALLOCATIONS

You can reallocate among the investment divisions or the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate amounts from the Fixed Income Option to the investment divisions.

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

For us to process a reallocation, you must tell us:

* The percentage of the income payment to be reallocated;

* The investment divisions from which you want the income payment to be reallocated; and

* The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

* First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

* Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

* Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

* Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth Portfolio MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

* Insurance-related charge; and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities (Class B and Class 2) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK



SUBSTITUTE THE FOLLOWING AS THE FOURTH SENTENCE IN THE FIRST PARAGRAPH OF THIS
SECTION IN THE PROSPECTUS DATED APRIL 30, 2007:



We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state.


GENERAL INFORMATION


ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

* After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

* Account Balance

* Unit Values

* Current rates for the Fixed Interest Account

* Transfers

* Changes to investment strategies

* Changes in the allocation of future purchase payments.

For your Deferred Annuity in the pay-out phase or Income Annuity, you may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

MISSTATEMENT


We may require proof of age or sex (where permitted) of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's, or beneficiary's life. If the age or sex (where permitted) of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age and sex (where permitted).

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
W e periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

* To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity at your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

* The shares for which voting instructions are received, and

* The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES
MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payment for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities and Income Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firms provides in connection with the distribution of the Contracts.

These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL
Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                Type of Contract
                                        --------------------------------
                                           Non-         Trad.       Roth       SIMPLE
                                        Qualified        IRA         IRA        IRA*        SEP
                                        ---------       -----       ----       ------       ---
In a series of substantially
equal payments made annually (or
more frequently) for life or life
expectancy (SEPP)                           x             x           x           x          x
After you die                               x             x           x           x          x
After you become totally disabled
(as defined in the Code)                    x             x           x           x          x
To pay deductible medical
expenses                                                  x           x           x          x
To pay medical insurance premiums
if you are unemployed                                     x           x           x          x
For qualified higher education
expenses, or                                              x           x           x          x
For qualified first time home
purchases up to $10,000                                   x           x           x          x
After December 31, 1999 for IRS
levies                                                    x           x           x          x
Certain immediate income
annuities providing a series of
substantially equal periodic
payments made annually (or more
frequently) over the specified
payment period                              x


 (*) For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

* Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


* The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchange") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or income payments are made from either contract involved in the partial exchange within a period of twelve months following transfers. Certain exception may apply. Consult your own independent tax advisor prior to a partial exchange.


* Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

* Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expenses. Certain income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

* Possible taxation as if you were the contract owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPs]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance, which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.


* Individuals age 50 or older can make an additional "catch-up" purchase payment (assuming the individual has sufficient compensation).


* If you are an active participant in a retirement plan of an employer, your contributions may be limited.

* Purchase payments in excess of these amounts may be subject to a penalty tax.

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.


Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving Annuity Payments under your Contract. The RMD rules are complex, so consult with your tax adviser before waiving your 2009 RMD payment.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).


Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements for IRAs section for additional information).


If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

ROLLOVERS INTO YOUR SIMPLE IRA.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.

ROLLOVERS FROM YOUR SIMPLE IRA.



Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation).


You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.


Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b), 401(a) and 457(b) plans of a state or local governmental employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover.

If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

* The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

* The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.


* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, or an eligible retirement plan (other a designated Roth account) on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.


* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION


You may convert/rollover an existing Traditional IRA or an eligible retirement plan (other a designated Roth account) to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.



If you are married but file separately, you may not convert a Traditional IRA or an eligible retirement plan (other a designated Roth account) to a ROTH IRA.



The above income limit and filing status restruction will not apply for tax years beginning in 2010.



Except to the extent you have non-deductible contributions, the amount converted from an existing IRA or an eligible retirement plan (other a designated Roth IRA account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)



For conversions occurring in 2010, the amount converted into a Roth IRA may be included in your taxable income ratably over 2011 and 2012 and does not have to be included in your taxable income in 2010.


Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the account value at date of conversion.


Unless you elect otherwise, amounts converted from a Traditional IRA or an eligible retirement plan (other a designated Roth account) to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note, as previously mentioned, certain required minimum distributions are waived for 2009. Consult your tax advisor prior to waiving your 2009 RMD.




Note that where payments under a Roth Income Annuity have begun prior to your death, the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                                                                          IRA, SIMPLE
                                                                Non-Qualified             IRA and SEP
                                                             Deferred Annuities     Deferred Annuities and
                                                                 and Income            Qualified Income
                                                                  Annuities              Annuities(1)
                                                             ------------------     ----------------------
California..............................................            2.35%                     0.5%
Florida.................................................             1.0%                     1.0%(2)
Maine...................................................             2.0%                      --
Nevada..................................................             3.5%                      --
Puerto Rico.............................................             1.0%                     1.0%
South Dakota(3).........................................            1.25%                      --
West Virginia...........................................             1.0%                     1.0%
Wyoming.................................................             1.0%                      --





---------
1 PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."

2 ANNUITY PREMIUMS ARE EXEMPT FROM TAXATION PROVIDED THE TAX SAVINGS ARE PASSED BACK TO THE CONTRACT HOLDERS. OTHERWISE, THEY ARE TAXABLE AT 1%.


3 SPECIAL RATE APPLIES FOR LARGE CASE ANNUITY POLICIES. RATE IS 8/100 OF 1% FOR THAT PORTION OF THE ANNUITY CONSIDERATIONS RECEIVED ON A CONTRACT-EXCEEDING $500,000 ANNUALLY. SPECIAL RATE ON LARGE CASE POLICIES IS NOT SUBJECT TO RETALIATION.

APPENDIX A-1



The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.



PORTFOLIO MERGER




              FORMER PORTFOLIO                                 NEW PORTFOLIO
-------------------------------------------     -------------------------------------------
METROPOLITAN FUND                               METROPOLITAN FUND
  FI Large Cap Portfolio                          BlackRock Legacy Large Cap Growth
                                                  Portfolio




PORTFOLIO NAME CHANGES




                FORMER NAME                                       NEW NAME
-------------------------------------------     -------------------------------------------
MET INVESTORS FUND                              MET INVESTORS FUND
  Cyclical Growth and Income ETF Portfolio        SSgA Growth and Income ETF Portfolio
  Cyclical Growth ETF Portfolio                   SSgA Growth ETF Portfolio
METROPOLITAN FUND                               METROPOLITAN FUND
  Franklin Templeton Small Cap Growth             Loomis Sayles Small Cap Growth Portfolio
  Portfolio
  Harris Oakmark Focused Value Portfolio          Met/Artisan Mid Cap Value Portfolio
  Julius Baer International Stock Portfolio       Artio International Stock Portfolio
  Lehman Brothers(R) Aggregate Bond Index         Barclays Capital Aggregate Bond Index
  Portfolio                                       Portfolio
  Loomis Sayles Small Cap Portfolio               Loomis Sayles Small Cap Core Portfolio

APPENDIX B

 ACCUMULATION UNIT VALUES (IN DOLLARS)
This table shows fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).



-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Division -- Class C(e)......................     2008       $ 10.00        $  7.01               639

American Funds Bond Division -- Class 2(n)....     2006         15.03          15.80               836
                                                   2007         15.80          16.12             2,210
                                                   2008         16.12          14.43             1,475

American Funds Global Small Capitalization
  Division -- Class 2(h)......................     2001         14.94          13.62               549
                                                   2002         13.62          10.89             1,291
                                                   2003         10.89          16.52             2,335
                                                   2004         16.52          19.72             3,455
                                                   2005         19.72          24.41             4,904
                                                   2006         24.41          29.92             5,888
                                                   2007         29.92          35.88             6,596
                                                   2008         35.88          16.47             5,184

American Funds Growth Allocation
  Division -- Class C(e)......................     2008          9.99           6.36               428

American Funds Growth Division -- Class 2(h)..     2001        138.68         118.11               382
                                                   2002        118.11          88.12               925
                                                   2003         88.12         119.07             1,483
                                                   2004        119.07         132.29             1,843
                                                   2005        132.29         151.82             2,086
                                                   2006        151.82         165.27             2,172
                                                   2007        165.27         183.38             2,075
                                                   2008        183.38         101.48             1,819

American Funds Growth-Income Division Class
  2(h)........................................     2001         90.87          87.85               403
                                                   2002         87.85          70.84             1,163
                                                   2003         70.84          92.66             1,753
                                                   2004         92.66         101.01             2,228
                                                   2005        101.01         105.58             2,335
                                                   2006        105.58         120.14             2,349
                                                   2007        120.14         124.63             2,240
                                                   2008        124.63          76.50             1,886

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

American Funds Moderate Allocation
  Division -- Class C(e)......................     2008       $ 10.01        $  7.69               672

BlackRock Aggressive Growth Division..........     1999         28.12          37.00            31,947
                                                   2000         37.00          33.76            33,047
                                                   2001         33.76          25.42            31,088
                                                   2002         25.42          17.89            27,173
                                                   2003         17.89          24.88            25,242
                                                   2004         24.88          27.76            22,464
                                                   2005         27.76          30.35            19,773
                                                   2006         30.35          31.99            17,109
                                                   2007         31.99          38.10            14,889
                                                   2008         38.10          20.42            13,191

BlackRock Bond Income Division(c).............     1999         19.33          18.65            18,530
                                                   2000         18.65          20.49            16,395
                                                   2001         20.49          21.92            18,444
                                                   2002         21.92          23.45            17,572
                                                   2003         23.45          24.52            15,375
                                                   2004         24.52          25.29            13,470
                                                   2005         25.29          25.58            12,155
                                                   2006         25.58          26.38            10,383
                                                   2007         26.38          27.69             8,979
                                                   2008         27.69          26.41             7,220

BlackRock Diversified Division................     1999         27.04          29.04            75,121
                                                   2000         29.04          28.98            75,252
                                                   2001         28.98          26.80            66,376
                                                   2002         26.80          22.80            53,835
                                                   2003         22.80          27.15            48,137
                                                   2004         27.15          29.10            42,486
                                                   2005         29.10          29.62            36,986
                                                   2006         29.62          32.33            31,232
                                                   2007         32.33          33.82            26,632
                                                   2008         33.82          25.12            21,582

BlackRock Large Cap Core Division*(o).........     2007         37.61          38.04            23,220
                                                   2008         38.04          23.62            19,811

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust).................     1999       $ 34.30        $ 40.13            64,028
                                                   2000         40.13          37.19            62,978
                                                   2001         37.19          30.48            57,299
                                                   2002         30.48          22.24            47,428
                                                   2003         22.24          28.61            42,944
                                                   2004         28.61          31.32            37,879
                                                   2005         31.32          32.05            32,659
                                                   2006         32.05          36.12            27,458
                                                   2007         36.12          37.93                 0

BlackRock Large Cap Value Division -- Class
  E(f)........................................     2002         10.00           7.93               283
                                                   2003          7.93          10.60               856
                                                   2004         10.60          11.87             1,486
                                                   2005         11.87          12.39             1,365
                                                   2006         12.39          14.59             3,032
                                                   2007         14.59          14.88             2,963
                                                   2008         14.88           9.54             2,500

BlackRock Legacy Large Cap Growth
  Division -- Class E(k)......................     2004         10.07          11.06               130
                                                   2005         11.06          11.67               248
                                                   2006         11.67          11.99               399
                                                   2007         11.99          14.03               686
                                                   2008         14.03           8.78               923

BlackRock Strategic Value Division(a).........     2000         10.00          12.24             4,095
                                                   2001         12.24          14.03            14,485
                                                   2002         14.03          10.90            18,439
                                                   2003         10.90          16.16            18,573
                                                   2004         16.16          18.41            18,477
                                                   2005         18.41          18.94            16,020
                                                   2006         18.94          21.84            13,598
                                                   2007         21.84          20.82            11,482
                                                   2008         20.82          12.67             9,126

Clarion Global Real Estate Division -- Class
  E(k)........................................     2004          9.99          12.86             1,461
                                                   2005         12.86          14.41             3,143
                                                   2006         14.41          19.58             5,319
                                                   2007         19.58          16.47             3,834
                                                   2008         16.47           9.48             3,084

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Davis Venture Value Division(a)...............     2000       $ 30.19        $ 30.79               916
                                                   2001         30.79          27.01             2,072
                                                   2002         27.01          22.31             2,269
                                                   2003         22.31          28.84             2,514
                                                   2004         28.84          32.01             3,050
                                                   2005         32.01          34.87             3,698
                                                   2006         34.87          39.46             3,990
                                                   2007         39.46          40.76             3,839
                                                   2008         40.76          24.41             3,308

FI Large Cap Division -- Class E..............     2006         17.52          17.75                45
                                                   2007         17.75          18.19                73
                                                   2008         18.19           9.90                89

FI Mid Cap Opportunities Division(j)..........     1999         17.19          37.85            44,078
                                                   2000         37.85          25.71            57,544
                                                   2001         25.71          15.91            52,016
                                                   2002         15.91          11.16            42,960
                                                   2003         11.16          14.83            38,319
                                                   2004         14.83          17.16            34,048
                                                   2005         17.16          18.13            29,784
                                                   2006         18.13          20.03            25,415
                                                   2007         20.03          21.43            21,648
                                                   2008         21.43           9.46            19,350

FI Value Leaders Division -- Class E(f).......     2002         23.06          19.03                40
                                                   2003         19.03          23.83               175
                                                   2004         23.83          26.72               294
                                                   2005         26.72          29.18               561
                                                   2006         29.18          32.21               728
                                                   2007         32.21          33.09               576
                                                   2008         33.09          19.93               444

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Franklin Templeton Small Cap Growth
  Division(h).................................     2001       $ 10.00        $  8.80               769
                                                   2002          8.80           6.27             1,420
                                                   2003          6.27           8.98             2,000
                                                   2004          8.98           9.88             1,935
                                                   2005          9.88          10.22             1,816
                                                   2006         10.22          11.10             1,738
                                                   2007         11.10          11.46             1,448
                                                   2008         11.46           6.66             1,171

Harris Oakmark Focused Value Division(h)......     2001         23.96          26.80             2,799
                                                   2002         26.80          24.13             5,043
                                                   2003         24.13          31.61             5,303
                                                   2004         31.61          34.32             5,348
                                                   2005         34.32          37.28             5,416
                                                   2006         37.28          41.41             4,400
                                                   2007         41.41          38.10             3,630
                                                   2008         38.10          20.32             2,860

Harris Oakmark International Division -- Class
  E(f)........................................     2002         10.60           8.85                42
                                                   2003          8.85          11.82               594
                                                   2004         11.82          14.09             1,793
                                                   2005         14.09          15.90             3,247
                                                   2006         15.90          20.26             4,690
                                                   2007         20.26          19.81             4,338
                                                   2008         19.81          11.57             2,947

Janus Forty Division -- Class E(b)............     2007        155.59         191.21                69
                                                   2008        191.21         109.63               221

Jennison Growth Division......................     2005          4.12           4.98             5,029
                                                   2006          4.98           5.05             4,487
                                                   2007          5.05           5.57             3,673
                                                   2008          5.57           3.50             3,172

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Jennison Growth Division (formerly Met/Putnam
  Voyager Division)(a)(i).....................     2000       $  9.81        $  7.24             2,554
                                                   2001          7.24           4.94             5,531
                                                   2002          4.94           3.47             5,941
                                                   2003          3.47           4.31             6,162
                                                   2004          4.31           4.47             5,450
                                                   2005          4.47           4.08             2,161

Julius Baer International Stock Division......     1999         16.07          18.48            13,055
                                                   2000         18.48          16.41            13,978
                                                   2001         16.41          12.87            13,983
                                                   2002         12.87          10.48            13,034
                                                   2003         10.48          13.26            11,724
                                                   2004         13.26          15.48            10,579
                                                   2005         15.48          18.04             9,759
                                                   2006         18.04          20.76             9,148
                                                   2007         20.76          22.62             8,331
                                                   2008         22.62          12.48             7,317

Lazard Mid Cap Division -- Class E(f).........     2002         11.41           9.70               341
                                                   2003          9.70          12.10               799
                                                   2004         12.10          13.68               970
                                                   2005         13.68          14.62             1,005
                                                   2006         14.62          16.57               995
                                                   2007         16.57          15.94             1,142
                                                   2008         15.94           9.72               826

Legg Mason Partners Aggressive Growth
  Division(g)(h)..............................     2001         10.03           7.78             1,020
                                                   2002          7.78           5.33             1,506
                                                   2003          5.33           6.82             1,648
                                                   2004          6.82           7.33             1,574
                                                   2005          7.33           8.24             1,656
                                                   2006          8.24           8.01             1,614
                                                   2007          8.01           8.12             1,369
                                                   2008          8.12           4.89             1,212

Legg Mason Value Equity.......................     2006          9.61          10.33             1,119
                                                   2007         10.33           9.62               969
                                                   2008          9.62           4.33               896

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Legg Mason Value Equity (formerly MFS(R)
  Investors Trust Division)(l)................     2001       $  9.39        $  8.35               493
                                                   2002          8.35           6.58               795
                                                   2003          6.58           7.92               847
                                                   2004          7.92           8.71             1,131
                                                   2005          8.71           9.22             1,085
                                                   2006          9.22           9.66             1,085

Lehman Brothers(R) Aggregate Bond Index
  Division....................................     1999         10.11           9.85             7,736
                                                   2000          9.85          10.84            11,151
                                                   2001         10.84          11.51            17,518
                                                   2002         11.51          12.53            20,055
                                                   2003         12.53          12.82            20,050
                                                   2004         12.82          13.18            22,529
                                                   2005         13.18          13.29            21,998
                                                   2006         13.29          13.67            20,187
                                                   2007         13.67          14.42            18,228
                                                   2008         14.42          15.10            12,890

Loomis Sayles Small Cap Division(a)...........     2000         25.78          25.52               353
                                                   2001         25.52          22.98               654
                                                   2002         22.98          17.80               759
                                                   2003         17.80          24.00               811
                                                   2004         24.00          27.58               827
                                                   2005         27.58          29.13               863
                                                   2006         29.13          33.58             1,062
                                                   2007         33.58          37.11             1,141
                                                   2008         37.11          23.49               946

Lord Abbett Bond Debenture Division(d)........     1999          9.59          11.16             4,708
                                                   2000         11.16          10.92             5,292
                                                   2001         10.92          10.64             5,375
                                                   2002         10.64          10.65             4,921
                                                   2003         10.65          12.57             5,370
                                                   2004         12.57          13.46             5,243
                                                   2005         13.46          13.54             5,165
                                                   2006         13.54          14.62             5,043
                                                   2007         14.62          15.43             4,832
                                                   2008         15.43          12.43             3,676

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Met/AIM Small Cap Growth Division -- Class
  E(f)........................................     2002       $ 11.24        $  8.51               129
                                                   2003          8.51          11.68               317
                                                   2004         11.68          12.30               323
                                                   2005         12.30          13.17               359
                                                   2006         13.17          14.87               412
                                                   2007         14.87          16.33               483
                                                   2008         16.33           9.88               408

Met/Franklin Income Division -- Class B(e)....     2008          9.99           7.99               115

Met/Franklin Mutual Shares Division -- Class
  B(e)........................................     2008          9.99           6.60                74

Met/Franklin Templeton Founding Strategy
  Division -- Class B(e)......................     2008          9.99           7.04               124

Met/Templeton Growth Division -- Class B(e)...     2008          9.99           6.57                13

MetLife Mid Cap Stock Index Division -- Class
  B(a)........................................     2000         10.00          10.62             5,492
                                                   2001         10.62          10.36             8,076
                                                   2002         10.36           8.71            10,595
                                                   2003          8.71          11.61            11,375
                                                   2004         11.61          13.30             9,542
                                                   2005         13.30          14.75             9,545
                                                   2006         14.75          16.04             9,101
                                                   2007         16.04          17.08             8,404
                                                   2008         17.08          10.76             7,317

MetLife Stock Index Division..................     1999         37.08          44.24            79,701
                                                   2000         44.24          39.61            83,774
                                                   2001         39.61          34.36            80,859
                                                   2002         34.36          26.36            73,948
                                                   2003         26.36          33.38            69,957
                                                   2004         33.38          36.44            67,005
                                                   2005         36.44          37.66            61,189
                                                   2006         37.66          42.95            53,415
                                                   2007         42.95          44.63            46,793
                                                   2008         44.63          27.73            41,165

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

MFS(R) Research International Division(h).....     2001       $ 10.00        $  8.73               408
                                                   2002          8.73           7.62               830
                                                   2003          7.62           9.96               972
                                                   2004          9.96          11.77             1,281
                                                   2005         11.77          13.58             1,544
                                                   2006         13.58          17.02             3,004
                                                   2007         17.02          19.10             3,266
                                                   2008         19.10          10.89             3,093

MFS(R) Total Return Division -- Class E(k)....     2004         10.04          10.93               541
                                                   2005         10.93          11.12             1,421
                                                   2006         11.12          12.30             1,656
                                                   2007         12.30          12.66             1,844
                                                   2008         12.66           9.72             1,503

MFS(R) Value Division.........................     1999          9.71           8.93             3,630
                                                   2000          8.93           9.91             4,947
                                                   2001          9.91          11.59            16,421
                                                   2002         11.59           9.83            19,478
                                                   2003          9.83          12.18            18,730
                                                   2004         12.18          13.40            18,015
                                                   2005         13.40          13.05            16,233
                                                   2006         13.05          15.23            13,096
                                                   2007         15.23          14.47            11,260
                                                   2008         14.47           9.51             9,015

Morgan Stanley EAFE(R) Index Division.........     1999         10.79          13.31             3,867
                                                   2000         13.31          11.24             8,036
                                                   2001         11.24           8.69            11,009
                                                   2002          8.69           7.15            12,551
                                                   2003          7.15           9.72            12,721
                                                   2004          9.72          11.49            10,709
                                                   2005         11.49          12.85            10,291
                                                   2006         12.85          15.96            10,009
                                                   2007         15.96          17.47             9,691
                                                   2008         17.47           9.99             9,244

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Neuberger Berman Mid Cap Value Division.......     1999       $ 10.72        $ 12.46             2,437
                                                   2000         12.46          15.78             7,503
                                                   2001         15.78          15.19             9,095
                                                   2002         15.19          13.56             9,177
                                                   2003         13.56          18.28             9,002
                                                   2004         18.28          22.20            10,311
                                                   2005         22.20          24.61            11,157
                                                   2006         24.61          27.09             9,645
                                                   2007         27.09          27.68             8,313
                                                   2008         27.68          14.39             6,842

Oppenheimer Capital Appreciation
  Division -- Class E(m)......................     2005         10.02          10.90                65
                                                   2006         10.90          11.60               164
                                                   2007         11.60          13.11               378
                                                   2008         13.11           7.00               345

Oppenheimer Global Equity Division............     1999         12.42          15.36             9,322
                                                   2000         15.36          14.92            11,688
                                                   2001         14.92          12.37            12,089
                                                   2002         12.37          10.26            10,865
                                                   2003         10.26          13.22            10,015
                                                   2004         13.22          15.20             9,062
                                                   2005         15.20          17.44             8,299
                                                   2006         17.44          20.09             7,630
                                                   2007         20.09          21.13             6,775
                                                   2008         21.13          12.44             5,806

PIMCO Inflation Protected Bond
  Division -- Class E(n)......................     2006         11.07          11.19               275
                                                   2007         11.19          12.26               512
                                                   2008         12.26          11.29             2,964

PIMCO Total Return Division(h)................     2001         10.00          10.54             2,743
                                                   2002         10.54          11.41             8,937
                                                   2003         11.41          11.78             9,775
                                                   2004         11.78          12.24             9,739
                                                   2005         12.24          12.39            10,726
                                                   2006         12.39          12.83             9,738
                                                   2007         12.83          13.66             9,031
                                                   2008         13.66          13.58             8,058

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

RCM Technology Division(h)....................     2001       $ 10.00        $  7.44             2,035
                                                   2002          7.44           3.63             2,782
                                                   2003          3.63           5.66             6,376
                                                   2004          5.66           5.35             5,501
                                                   2005          5.35           5.88             4,228
                                                   2006          5.88           6.13             3,454
                                                   2007          6.13           7.97             4,717
                                                   2008          7.97           4.39             3,642

Russell 2000(R) Index Division................     1999         10.52          12.76             5,393
                                                   2000         12.76          12.12             9,115
                                                   2001         12.12          12.08             9,631
                                                   2002         12.08           9.48            10,366
                                                   2003          9.48          13.68            10,958
                                                   2004         13.68          15.92             9,451
                                                   2005         15.92          16.43             8,754
                                                   2006         16.43          19.14             8,072
                                                   2007         19.14          18.62             6,978
                                                   2008         18.62          12.23             6,134

SSgA Growth ETF Division -- Class E (formerly
  Cyclical Growth and Income ETF
  Division)(n)................................     2006         10.73          11.45                91
                                                   2007         11.45          11.96               231
                                                   2008         11.96           7.92               242

SSgA Growth and Income ETF Division -- Class E
  (formerly Cyclical Growth ETF Division)(n)..     2006         10.52          11.19                88
                                                   2007         11.19          11.66               140
                                                   2008         11.66           8.64               263

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Division.......     1999       $ 11.00        $ 13.28             3,394
                                                   2000         13.28          13.05            12,475
                                                   2001         13.05          11.62            12,076
                                                   2002         11.62           8.80            10,694
                                                   2003          8.80          11.38            10,541
                                                   2004         11.38          12.35             9,724
                                                   2005         12.35          13.00             8,796
                                                   2006         13.00          14.54             7,871
                                                   2007         14.54          15.71             7,073
                                                   2008         15.71           9.02             6,007

T. Rowe Price Mid Cap Growth Division(h)......     2001         10.00           8.42             1,519
                                                   2002          8.42           4.66             2,342
                                                   2003          4.66           6.31             3,462
                                                   2004          6.31           7.36             4,025
                                                   2005          7.36           8.35             4,625
                                                   2006          8.35           8.79             4,609
                                                   2007          8.79          10.23             5,476
                                                   2008         10.23           6.10             4,599

T. Rowe Price Small Cap Growth Division.......     1999         12.01          15.18            14,008
                                                   2000         15.18          13.63            19,426
                                                   2001         13.63          12.25            18,640
                                                   2002         12.25           8.87            16,726
                                                   2003          8.87          12.34            15,888
                                                   2004         12.34          13.54            14,106
                                                   2005         13.54          14.84            12,499
                                                   2006         14.84          15.23            10,952
                                                   2007         15.23          16.53             9,232
                                                   2008         16.53          10.41             8,125

Western Asset Management Strategic Bond
  Opportunities Division(h)...................     2001         15.75          16.21               494
                                                   2002         16.21          17.55             1,215
                                                   2003         17.55          19.52             2,157
                                                   2004         19.52          20.55             2,415
                                                   2005         20.55          20.88             3,189
                                                   2006         20.88          21.66             3,134
                                                   2007         21.66          22.26             2,757
                                                   2008         22.26          18.68             2,080

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Western Asset Management U.S. Government
  Division(h).................................     2001       $ 14.55        $ 15.07             1,178
                                                   2002         15.07          16.07             3,843
                                                   2003         16.07          16.13             3,166
                                                   2004         16.13          16.41             2,998
                                                   2005         16.41          16.49             3,099
                                                   2006         16.49          16.96             2,936
                                                   2007         16.96          17.48             2,695
                                                   2008         17.48          17.21             2,209

MetLife Aggressive Allocation Division........     2005          9.99          11.17               143
                                                   2006         11.17          12.81               628
                                                   2007         12.81          13.09             1,037
                                                   2008         13.09           7.72             1,047

MetLife Conservative Allocation Division......     2005          9.99          10.32               188
                                                   2006         10.32          10.93               774
                                                   2007         10.93          11.42             1,576
                                                   2008         11.42           9.69             1,715

MetLife Conservative to Moderate Allocation
  Division....................................     2005          9.99          10.55               824
                                                   2006         10.55          11.44             2,444
                                                   2007         11.44          11.87             4,103
                                                   2008         11.87           9.21             3,893

MetLife Moderate Allocation Division..........     2005          9.99          10.77             1,278
                                                   2006         10.77          11.93             4,488
                                                   2007         11.93          12.32             8,150
                                                   2008         12.32           8.71             7,924

MetLife Moderate to Aggressive Allocation
  Division....................................     2005          9.99          11.00               653
                                                   2006         11.00          12.44             2,721
                                                   2007         12.44          12.79             4,670
                                                   2008         12.79           8.22             4,739




---------
NOTES:

a    INCEPTION DATE: JULY 5, 2000.

b    INCEPTION DATE: APRIL 30, 2007.

c THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.

d THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.


e    INCEPTION DATE: APRIL 28, 2008.


f    INCEPTION DATE: MAY 1, 2002.

g THE ASSETS OF THE JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

h    INCEPTION DATE: MAY 1, 2001.

i THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.

j THE ASSETS IN MET/PUTNAM VOYAGER INVESTMENT DIVISION WERE MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

k    INCEPTION DATE: MAY 1, 2004.

l THE ASSETS OF THE MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST DIVISION.

m    INCEPTION DATE: MAY 1, 2005.

n    INCEPTION DATE: MAY 1, 2006.

o THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.

* WE ARE WAIVING A PORTION OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                        LEGAL NAME OF PORTFOLIO SERIES                 MARKETING NAME
-----------------                      ----------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)                  Bond Fund                      American Funds Bond Fund
AMERICAN FUNDS INSURANCE SERIES(R)      Global Small Capitalization Fund          American Funds Global Small
                                                                                      Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES(R)             Growth-Income Fund              American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES(R)                 Growth Fund                    American Funds Growth Fund
METROPOLITAN SERIES FUND, INC.         FI Mid Cap Opportunities Portfolio     FI Mid Cap Opportunities Portfolio
                                                                                          (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Value Leaders Portfolio             FI Value Leaders Portfolio
                                                                                          (Fidelity)

APPENDIX D

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                                              PAGE

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................     2

SERVICES....................................................................     2

PRINCIPAL UNDERWRITER.......................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................     2

EXPERIENCE FACTOR...........................................................     2

VARIABLE INCOME PAYMENTS....................................................     2

CALCULATING THE ANNUITY UNIT VALUE..........................................     3

ADVERTISEMENT OF THE SEPARATE ACCOUNT.......................................     6

VOTING RIGHTS...............................................................     7

ERISA.......................................................................     8

TAXES.......................................................................     9

WITHDRAWALS.................................................................    13

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................................     1

FINANCIAL STATEMENTS OF METLIFE.............................................   F-1

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] American Funds Insurance Series(R)

[ ] I have changed my address. My current address is:




----------------------------------------
                                              Name ---------------------------------
            (Contract Number)

----------------------------------------    Address --------------------------------

                (Signature)                         --------------------------------
                                                                                 zip



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

(METLIFE LOGO)                                                                  PRSRT STD
Metropolitan Life Insurance Company                                         U.S. Postage Paid
Johnstown Office, 500 Schoolhouse Road                                           METLIFE
Johnstown, PA 15907-2914

                          Supplement Dated May 1, 2009
                                     to the
                          Prospectus Dated May 1, 2009

                      Metropolitan Life Separate Account E
    Preference Plus(R) Account Variable Deferred and Income Annuity Contracts

                                    Issued by
                       Metropolitan Life Insurance Company
                                 200 Park Avenue
                            New York, New York 10166

This supplement updates certain information in the prospectus dated May 1, 2009, describing Preference Plus(R) Account variable annuity Contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI"), dated May 1, 2009. The SAI is considered part of this supplement as though it were included in the supplement. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.

An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Supplement is not valid unless preceded by the current Metropolitan Series Fund(R), Inc., the Met Investors Series Trust, and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.

                                                                 MAY 1, 2009


You decide how to allocate your money among the various available investment choices for the Deferred Annuity. The investment choices available to you are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), a Portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For your convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


                  AMERICAN FUNDS(R)
AMERICAN FUNDS BOND         AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL       AMERICAN FUNDS GROWTH-
SMALL CAPITALIZATION        INCOME
                    CALVERT FUND
SOCIAL BALANCED
                 MET INVESTORS FUND
AMERICAN FUNDS BALANCED     MET/FRANKLIN INCOME
ALLOCATION                  MET/FRANKLIN MUTUAL
AMERICAN FUNDS GROWTH       SHARES
ALLOCATION                  MET/FRANKLIN TEMPLETON
AMERICAN FUNDS MODERATE     FOUNDING STRATEGY
ALLOCATION                  MET/TEMPLETON GROWTH
BLACKROCK LARGE CAP CORE    MFS(R) RESEARCH
CLARION GLOBAL REAL ESTATE  INTERNATIONAL
HARRIS OAKMARK              OPPENHEIMER CAPITAL
INTERNATIONAL               APPRECIATION
JANUS FORTY                 PIMCO INFLATION
LAZARD MID CAP              PROTECTED BOND
LEGG MASON PARTNERS         PIMCO TOTAL RETURN
AGGRESSIVE GROWTH           RCM TECHNOLOGY
LEGG MASON VALUE EQUITY     SSGA GROWTH AND INCOME
LORD ABBETT BOND DEBENTURE  ETF
MET/AIM SMALL CAP GROWTH    SSGA GROWTH ETF
                            T. ROWE PRICE MID CAP
                            GROWTH
                  METROPOLITAN FUND
ARTIO INTERNATIONAL STOCK   METLIFE CONSERVATIVE
BARCLAYS CAPITAL AGGREGATE  ALLOCATION
BOND INDEX                  METLIFE CONSERVATIVE TO
BLACKROCK AGGRESSIVE        MODERATE ALLOCATION
GROWTH                      METLIFE MID CAP STOCK
BLACKROCK BOND INCOME       INDEX
BLACKROCK DIVERSIFIED       METLIFE MODERATE
BLACKROCK LARGE CAP VALUE   ALLOCATION
BLACKROCK LEGACY LARGE CAP  METLIFE MODERATE TO
GROWTH                      AGGRESSIVE ALLOCATION
BLACKROCK STRATEGIC VALUE   METLIFE STOCK INDEX
DAVIS VENTURE VALUE         MFS(R) TOTAL RETURN
FI MID CAP OPPORTUNITIES    MFS(R) VALUE
FI VALUE LEADERS            MORGAN STANLEY EAFE(R)
JENNISON GROWTH             INDEX
LOOMIS SAYLES SMALL CAP     NEUBERGER BERMAN MID CAP
CORE                        VALUE
LOOMIS SAYLES SMALL CAP     OPPENHEIMER GLOBAL
GROWTH                      EQUITY
MET/ARTISAN MID CAP VALUE   RUSSELL 2000(R) INDEX
METLIFE AGGRESSIVE          T. ROWE PRICE LARGE CAP
ALLOCATION                  GROWTH
                            T. ROWE PRICE SMALL CAP
                            GROWTH
                            WESTERN ASSET MANAGEMENT
                            STRATEGIC BOND
                            OPPORTUNITIES
                            WESTERN ASSET MANAGEMENT
                            U.S. GOVERNMENT



Certain Portfolios have been subject to a name change. Please see Appendix A-1 "Additional Information Regarding the Portfolios".


                                 (METLIFE LOGO)

Add the following to the Prospectus dated April 30, 2007:



IMPORTANT TERMS YOU SHOULD KNOW





GOOD ORDER



A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your MetLife Designated Office before submitting the form or request.

 TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND PREFERENCE PLUS INCOME ANNUITIES

The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

---------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...............................      None
  Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1).................  Up to 7%
  Exchange Fee..........................................................      None
  Surrender Fee.........................................................      None
  Account Reduction Loan Initiation Fee.................................    $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan outstanding)..    $50(2)
  Income Annuity Contract Fee(2)........................................      $350
  Transfer Fee..........................................................      None


1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING SCHEDULE:

  DURING PURCHASE PAYMENT/CONTRACT YEAR
  1......................................................................       7%
  2......................................................................       6%
  3......................................................................       5%
  4......................................................................       4%
  5......................................................................       3%
  6......................................................................       2%
  7......................................................................       1%
  Thereafter.............................................................       0%


     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

2 EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.

     THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE ARE CURRENTLY WAIVING THIS CHARGE.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee(3)......................................................................   None
Separate Account Charge (as a percentage of your average account value)(4)
  General Administrative Expenses Charge....................................................   .50%
  Mortality and Expense Risk Charge.........................................................   .75%
  Total Separate Account Annual Charge(4)...........  Current and Maximum Guaranteed Charge:  1.25%


3 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

4 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.

     WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE-CAP CORE PORTFOLIO.

--------------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSga Growth ETF, SSga Growth and Income ETF Portfolios, which are Class E Portfolios, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.

Total Annual Metropolitan Fund, Met Investors Fund and American        Minimum   Maximum
Funds(R)                                                               -------   -------
  Operating Expenses for the fiscal year ending December 31, 2008
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses).....................................................      0.29%     1.60%





AMERICAN FUNDS INSURANCE
SERIES(R) -- CLASS 2
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund..............     0.39%        0.25%       0.01%       --       0.65%           --          0.65%
American Funds Global Small
  Capitalization Fund.................     0.71%        0.25%       0.03%       --       0.99%           --          0.99%
American Funds Growth Fund............     0.32%        0.25%       0.01%       --       0.58%           --          0.58%
American Funds Growth-Income Fund.....     0.27%        0.25%       0.01%       --       0.53%           --          0.53%

                                                                                                  --------------------------





CALVERT FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio.............     0.70%         --         0.22%       --       0.92%           --          0.92%

                                                                                                  --------------------------





MET INVESTORS FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Portfolio -- Class C................     0.10%        0.55%       0.05%     0.40%      1.10%         0.05%         1.05%(1)
American Funds Growth Allocation
  Portfolio -- Class C................     0.10%        0.55%       0.05%     0.38%      1.08%         0.05%         1.03%(1)
American Funds Moderate Allocation
  Portfolio -- Class C................     0.10%        0.55%       0.05%     0.42%      1.12%         0.05%         1.07%(1)
BlackRock Large Cap Core
  Portfolio -- Class A................     0.58%           --       0.04%        --      0.62%            --         0.62%
Clarion Global Real Estate
  Portfolio -- Class E................     0.63%        0.15%       0.05%        --      0.83%            --         0.83%
Harris Oakmark International
  Portfolio -- Class E................     0.78%        0.15%       0.07%        --      1.00%            --         1.00%
Janus Forty Portfolio -- Class E......     0.64%        0.15%       0.04%        --      0.83%            --         0.83%
Lazard Mid Cap Portfolio -- Class E...     0.69%        0.15%       0.05%        --      0.89%            --         0.89%(2)
Legg Mason Partners Aggressive Growth
  Portfolio -- Class A................     0.63%           --       0.02%        --      0.65%            --         0.65%
Legg Mason Value Equity
  Portfolio -- Class A................     0.63%           --       0.04%        --      0.67%            --         0.67%
Lord Abbett Bond Debenture
  Portfolio -- Class A................     0.50%           --       0.03%        --      0.53%            --         0.53%
Met/AIM Small Cap Growth
  Portfolio -- Class E................     0.86%        0.15%       0.03%        --      1.04%            --         1.04%
Met/Franklin Income Portfolio -- Class
  B...................................     0.80%        0.25%       0.23%        --      1.28%         0.02%         1.26%(3)
Met/Franklin Mutual Shares
  Portfolio -- Class B................     0.80%        0.25%       0.55%        --      1.60%         0.45%         1.15%(4)
Met/Franklin Templeton Founding
  Strategy Portfolio -- Class B.......     0.05%        0.25%       0.08%     0.89%      1.27%         0.08%         1.19%(5)


MET INVESTORS FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
Met/Templeton Growth
  Portfolio -- Class B................     0.70%        0.25%       0.59%        --      1.54%         0.47%         1.07%(6)
MFS(R) Research International
  Portfolio -- Class A................     0.70%           --       0.07%        --      0.77%            --         0.77%
Oppenheimer Capital Appreciation
  Portfolio -- Class E................     0.59%        0.15%       0.04%        --      0.78%            --         0.78%
PIMCO Inflation Protected Bond
  Portfolio -- Class E................     0.49%        0.15%       0.04%        --      0.68%            --         0.68%
PIMCO Total Return Portfolio -- Class
  A...................................     0.48%           --       0.04%        --      0.52%            --         0.52%
RCM Technology Portfolio -- Class A...     0.88%           --       0.09%        --      0.97%            --         0.97%
SSgA Growth and Income ETF
  Portfolio -- Class E................     0.33%        0.15%       0.08%     0.20%      0.76%         0.03%         0.73%(7)
SSgA Growth ETF Portfolio -- Class E..     0.33%        0.15%       0.08%     0.21%      0.77%         0.03%         0.74%(8)
T. Rowe Price Mid Cap Growth
  Portfolio -- Class A................     0.75%           --       0.03%        --      0.78%            --         0.78%

                                                                                                  --------------------------





METROPOLITAN FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------

Artio International Stock
  Portfolio -- Class A................     0.82%           --       0.13%        --      0.95%         0.03%         0.92%(9)
Barclays Capital Aggregate Bond Index
  Portfolio -- Class A................     0.25%           --       0.04%        --      0.29%         0.01%         0.28%(10)
BlackRock Aggressive Growth
  Portfolio -- Class A................     0.72%           --       0.05%        --      0.77%            --         0.77%
BlackRock Bond Income
  Portfolio -- Class A................     0.38%           --       0.05%        --      0.43%         0.01%         0.42%(11)
BlackRock Diversified
  Portfolio -- Class A................     0.45%           --       0.04%        --      0.49%            --         0.49%
BlackRock Large Cap Value
  Portfolio -- Class E................     0.67%        0.15%       0.05%        --      0.87%            --         0.87%
BlackRock Legacy Large Cap Growth
  Portfolio -- Class E................     0.73%        0.15%       0.05%        --      0.93%         0.01%         0.92%(12)
BlackRock Strategic Value
  Portfolio -- Class A................     0.84%           --       0.05%        --      0.89%            --         0.89%
Davis Venture Value Portfolio -- Class
  A...................................     0.70%           --       0.03%        --      0.73%         0.04%         0.69%(13)
FI Mid Cap Opportunities
  Portfolio -- Class A................     0.68%           --       0.07%        --      0.75%            --         0.75%
FI Value Leaders Portfolio -- Class
  E...................................     0.65%        0.15%       0.06%        --      0.86%            --         0.86%
Jennison Growth Portfolio -- Class A..     0.63%           --       0.04%        --      0.67%            --         0.67%
Loomis Sayles Small Cap Core
  Portfolio -- Class A................     0.90%           --       0.06%        --      0.96%         0.05%         0.91%(14)
Loomis Sayles Small Cap Growth
  Portfolio -- Class A................     0.90%           --       0.13%        --      1.03%         0.06%         0.97%(15)
Met/Artisan Mid Cap Value
  Portfolio -- Class A................     0.81%           --       0.04%        --      0.85%            --         0.85%
MetLife Aggressive Allocation
  Portfolio -- Class A................     0.10%           --       0.03%     0.72%      0.85%         0.03%         0.82%(16)
MetLife Conservative Allocation
  Portfolio -- Class A................     0.10%           --       0.02%     0.56%      0.68%         0.02%         0.66%(16)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class A.....     0.09%           --       0.01%     0.61%      0.71%            --         0.71%(16)
MetLife Mid Cap Stock Index
  Portfolio -- Class A................     0.25%           --       0.08%        --      0.33%         0.01%         0.32%(10)
MetLife Moderate Allocation
  Portfolio -- Class A................     0.07%           --          --     0.65%      0.72%            --         0.72%(16)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class A.....     0.07%           --          --     0.68%      0.75%            --         0.75%(16)
MetLife Stock Index Portfolio -- Class
  A...................................     0.25%           --       0.04%        --      0.29%         0.01%         0.28%(10)
MFS(R) Total Return Portfolio -- Class
  E...................................     0.53%        0.15%       0.05%        --      0.73%            --         0.73%
MFS(R) Value Portfolio -- Class A.....     0.72%           --       0.08%        --      0.80%         0.07%         0.73%(17)
Morgan Stanley EAFE(R) Index
  Portfolio -- Class A................     0.30%           --       0.12%     0.01%      0.43%         0.01%         0.42%(18)
Neuberger Berman Mid Cap Value
  Portfolio -- Class A................     0.65%           --       0.04%        --      0.69%            --         0.69%


METROPOLITAN FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity
  Portfolio -- Class A................     0.52%           --       0.09%        --      0.61%            --         0.61%
Russell 2000(R) Index
  Portfolio -- Class A................     0.25%           --       0.07%     0.01%      0.33%         0.01%         0.32%(10)
T. Rowe Price Large Cap Growth
  Portfolio -- Class A................     0.60%           --       0.07%        --      0.67%            --         0.67%
T. Rowe Price Small Cap Growth
  Portfolio -- Class A................     0.51%           --       0.08%        --      0.59%            --         0.59%
Western Asset Management Strategic
  Bond Opportunities
  Portfolio -- Class A................     0.60%           --       0.05%        --      0.65%            --         0.65%
Western Asset Management U.S.
  Government Portfolio -- Class A.....     0.48%           --       0.04%        --      0.52%            --         0.52%

                                                                                                  --------------------------



* ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.

** NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.

++ FEES AND EXPENSES OF THIS PORTFOLIO ARE BASED ON THE PORTFOLIO'S FISCAL YEAR ENDED OCTOBER 31, 2008.

++++ FEES AND EXPENSES OF THIS PORTFOLIO ARE BASED ON THE PORTFOLIO'S FISCAL
     YEAR ENDED JANUARY 31, 2009.

1 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.

     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.10%.

2 OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.

3 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.88% FOR THE CLASS A SHARES AND 1.14% FOR THE CLASS B SHARES.

4 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.

5 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS EQUALLY IN THREE OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST: THE MET/FRANKLIN INCOME PORTFOLIO, THE MET/FRANKLIN MUTUAL SHARES PORTFOLIO AND THE MET/TEMPLETON GROWTH PORTFOLIO. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.

     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.05%.

6 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.80%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.80% FOR THE CLASS A SHARES AND 1.05% FOR THE CLASS B SHARES.

7 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.

     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.

     THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.

     OTHER EXPENSES INCLUDE 0.03% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.

8 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.

     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.

     THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.

     OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.

9 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.

10 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

11 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE PORTFOLIO'S AVERAGE DAILY NET ASSETS IN EXCESS OF $1 BILLION BUT LESS THAN $2 BILLION.

12 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.73% FOR THE FIRST $300 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.705% FOR THE NEXT $700 MILLION.

13 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.75% FOR THE FIRST $50 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.70% FOR THE NEXT $450 MILLION, 0.65% FOR THE NEXT $4 BILLION, AND 0.625% FOR AMOUNTS OVER $4.5 BILLION.

14 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $500 MILLION.

15 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $100 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $100 MILLION.

16 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST AND THE METROPOLITAN SERIES FUND, INC. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.

     METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT NET OPERATING EXPENSES OF THE PORTFOLIO TO 0.10% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES, 0.35% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B SHARES AND 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS E SHARES.

17 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION, AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.

18 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.


EXAMPLES
   The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $932    $1,363    $1,800    $3,160
Minimum..............................................   $810    $  986    $1,138    $1,828



EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $288     $882    $1,500    $3,160
Minimum...............................................   $157     $486    $  838    $1,828



EXAMPLE 3.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return;
  -  you bear the Income Annuity Contract Fee; and
  - you purchase an Income Annuity or you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $638    $1,232    $1,850    $3,510
Minimum..............................................   $507    $  836    $1,188    $2,178

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.

METLIFE


Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.

METROPOLITAN LIFE SEPARATE ACCOUNT E


We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.



A DEFERRED ANNUITY


Add the following sentence to the end of the second paragraph in the Prospectus dated April 28, 2008:



Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse.




YOUR INVESTMENT CHOICES

The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses are attached at the end of this Prospectus. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following
Portfolios: BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and Income ETF Portfolios, which are Class E, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B, and American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C.

The investment choices are listed in alphabetical order (based upon the Portfolios' legal names). (See Appendix C, Portfolio Legal and Marketing Names). The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk you assume will depend on the investment divisions you choose. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rate share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolio. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds(R) portfolios that are currently available for investment directly under the Contract and other underlying American Funds(R) portfolios which are not made available directly under the Contract.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS

The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds," which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.


                                                                  INVESTMENT MANAGER/
                                                                    SUB-INVESTMENT
          PORTFOLIO                  INVESTMENT OBJECTIVE               MANAGER
          ---------                  --------------------         -------------------
      AMERICAN FUNDS(R)
American Funds Bond Fund        Seeks to maximize current        Capital Research and
                                income and preserve capital by   Management Company
                                investing primarily in fixed-
                                income securities.
American Funds Global Small     Seeks capital appreciation       Capital Research and
  Capitalization Fund           through stocks.                  Management Company
American Funds Growth Fund      Seeks capital appreciation       Capital Research and
                                through stocks.                  Management Company
American Funds Growth-Income    Seeks both capital               Capital Research and
  Fund                          appreciation and income.         Management Company
         CALVERT FUND
Social Balanced Portfolio       Seeks to achieve a competitive   Calvert Asset
                                total return through an          Management Company,
                                actively managed portfolio of    Inc. Sub-Investment
                                stocks, bonds and money market   Manager: New
                                instruments which offer income   Amsterdam Partners
                                and capital growth opportunity   LLC and SSgA Funds
                                and which satisfy the            Management, Inc.
                                investment and social            manage the equity
                                criteria.                        portion. Calvert
                                                                 Asset Management
                                                                 Company, Inc.
                                                                 manages the fixed
                                                                 income portion and
                                                                 determines the
                                                                 overall asset class
                                                                 mix for the
                                                                 Portfolio.
     MET INVESTORS FUND#
American Funds Balanced         Seeks a balance between a high   MetLife Advisers,
  Allocation Portfolio          level of current income and      LLC
                                growth of capital with a
                                greater emphasis on growth of
                                capital.
American Funds Growth           Seeks growth of capital.         MetLife Advisers,
  Allocation Portfolio                                           LLC
American Funds Moderate         Seeks a high total return in     MetLife Advisers,
  Allocation Portfolio          the form of income and growth    LLC
                                of capital, with a greater
                                emphasis on income.
BlackRock Large Cap Core        Seeks long-term capital          MetLife Advisers,
  Portfolio                     growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
Clarion Global Real Estate      Seeks to provide total return    MetLife Advisers,
  Portfolio                     through investment in real       LLC
                                estate securities, emphasizing   Sub-Investment
                                both capital appreciation and    Manager: ING Clarion
                                current income.                  Real Estate
                                                                 Securities, L.P.
Harris Oakmark International    Seeks long-term capital          MetLife Advisers,
  Portfolio                     appreciation.                    LLC
                                                                 Sub-Investment
                                                                 Manager: Harris
                                                                 Associates L.P.

                                                                  INVESTMENT MANAGER/
                                                                    SUB-INVESTMENT
          PORTFOLIO                  INVESTMENT OBJECTIVE               MANAGER
          ---------                  --------------------         -------------------
Janus Forty Portfolio           Seeks capital appreciation.      MetLife Advisers,
                                                                 LLC
                                                                 Sub-Investment
                                                                 Manager: Janus
                                                                 Capital Management
                                                                 LLC
Lazard Mid Cap Portfolio        Seeks long-term growth of        MetLife Advisers,
                                capital.                         LLC Sub-Investment
                                                                 Manager: Lazard
                                                                 Asset Management LLC
Legg Mason Partners             Seeks capital appreciation.      MetLife Advisers,
  Aggressive Growth Portfolio                                    LLC
                                                                 Sub-Investment
                                                                 Manager: ClearBridge
                                                                 Advisors, LLC
Legg Mason Value Equity         Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Legg Mason
                                                                 Capital Management.
                                                                 Inc.
Lord Abbett Bond Debenture      Seeks high current income and    MetLife Advisers,
  Portfolio                     the opportunity for capital      LLC
                                appreciation to produce a high   Sub-Investment
                                total return.                    Manager: Lord,
                                                                 Abbett & Co. LLC
Met/AIM Small Cap Growth        Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Invesco Aim
                                                                 Capital Management,
                                                                 Inc.
Met/Franklin Income Portfolio   Seeks to maximize income while   MetLife Advisers,
                                maintaining prospects for        LLC
                                capital appreciation.            Sub-Investment
                                                                 Manager: Franklin
                                                                 Advisers, Inc.
Met/Franklin Mutual Shares      Seeks capital appreciation,      MetLife Advisers,
  Portfolio                     which may occasionally be        LLC
                                short-term. The Portfolio's      Sub-Investment
                                secondary investment objective   Manager: Franklin
                                is income.                       Mutual Advisers, LLC
Met/Franklin Templeton          Seeks capital appreciation and   MetLife Advisers,
  Founding Strategy Portfolio   secondarily seeks income.        LLC
Met/Templeton Growth            Seeks long-term capital          MetLife Advisers,
  Portfolio                     growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: Templeton
                                                                 Global Advisors
                                                                 Limited
MFS(R) Research International   Seeks capital appreciation.      MetLife Advisers,
  Portfolio                                                      LLC
                                                                 Sub-Investment
                                                                 Manager:
                                                                 Massachusetts
                                                                 Financial Services
                                                                 Company
Oppenheimer Capital             Seeks capital appreciation.      MetLife Advisers,
  Appreciation Portfolio                                         LLC
                                                                 Sub-Investment
                                                                 Manager:
                                                                 OppenheimerFunds,
                                                                 Inc.
PIMCO Inflation Protected       Seeks to provide maximum real    MetLife Advisers,
  Bond Portfolio                return, consistent with          LLC
                                preservation of capital and      Sub-Investment
                                prudent investment management.   Manager: Pacific
                                                                 Investment
                                                                 Management Company
                                                                 LLC
PIMCO Total Return Portfolio    Seeks maximum total return,      MetLife Advisers,
                                consistent with the              LLC
                                preservation of capital and      Sub-Investment
                                prudent investment management.   Manager: Pacific
                                                                 Investment
                                                                 Management Company
                                                                 LLC
RCM Technology Portfolio        Seeks capital appreciation; no   MetLife Advisers,
                                consideration is given to        LLC
                                income.                          Sub-Investment
                                                                 Manager: RCM Capital
                                                                 Management LLC
SSgA Growth and Income ETF      Seeks growth of capital and      MetLife Advisers,
  Portfolio                     income.                          LLC
                                                                 Sub-Investment
                                                                 Manager: SSgA Funds
                                                                 Management, Inc.
SSgA Growth ETF Portfolio       Seeks growth of capital.         MetLife Advisers,
                                                                 LLC
                                                                 Sub-Investment
                                                                 Manager: SSgA Funds
                                                                 Management, Inc.

                                                                  INVESTMENT MANAGER/
                                                                    SUB-INVESTMENT
          PORTFOLIO                  INVESTMENT OBJECTIVE               MANAGER
          ---------                  --------------------         -------------------
T. Rowe Price Mid Cap Growth    Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: T. Rowe
                                                                 Price Associates,
                                                                 Inc.
      METROPOLITAN  FUND
Artio International Stock       Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC Sub-Investment
                                                                 Manager: Artio
                                                                 Global Management,
                                                                 LLC
Barclays Capital Aggregate      Seeks to equal the performance   MetLife Advisers,
  Bond Index Portfolio          of the Barclays Capital U.S.     LLC
                                Aggregate Bond Index.            Sub-Investment
                                                                 Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
BlackRock Aggressive Growth     Seeks maximum capital            MetLife Advisers,
  Portfolio                     appreciation.                    LLC
                                                                 Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Bond Income           Seeks a competitive total        MetLife Advisers,
  Portfolio                     return primarily from            LLC
                                investing in fixed-income        Sub-Investment
                                securities.                      Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Diversified           Seeks high total return while    MetLife Advisers,
  Portfolio                     attempting to limit investment   LLC
                                risk and preserve capital.       Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Large Cap Value       Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Legacy Large Cap      Seeks long-term growth of        MetLife Advisers,
  Growth Portfolio              capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Strategic Value       Seeks high total return,         MetLife Advisers,
  Portfolio                     consisting principally of        LLC
                                capital appreciation.            Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
Davis Venture Value Portfolio   Seeks growth of capital.         MetLife Advisers,
                                                                 LLC
                                                                 Sub-Investment
                                                                 Manager: Davis
                                                                 Selected Advisers,
                                                                 L.P.
FI Mid Cap Opportunities        Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Pyramis
                                                                 Global Advisors, LLC
FI Value Leaders Portfolio      Seeks long-term growth of        MetLife Advisers,
                                capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Pyramis
                                                                 Global Advisors, LLC
Jennison Growth Portfolio       Seeks long-term growth of        MetLife Advisers,
                                capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Jennison
                                                                 Associates LLC
Loomis Sayles Small Cap Core    Seeks long-term capital growth   MetLife Advisers,
  Portfolio                     from investments in common       LLC
                                stocks or other equity           Sub-Investment
                                securities.                      Manager: Loomis,
                                                                 Sayles & Company,
                                                                 L.P.
Loomis Sayles Small Cap         Seeks long-term capital          MetLife Advisers,
  Growth Portfolio              growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: Loomis,
                                                                 Sayles & Company,
                                                                 L.P.
Met/Artisan Mid Cap Value       Seeks long-term capital          MetLife Advisers,
  Portfolio                     growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: Artisan
                                                                 Partners Limited
                                                                 Partnership
MetLife Aggressive Allocation   Seeks growth of capital.         MetLife Advisers,
  Portfolio                                                      LLC

                                                                  INVESTMENT MANAGER/
                                                                    SUB-INVESTMENT
          PORTFOLIO                  INVESTMENT OBJECTIVE               MANAGER
          ---------                  --------------------         -------------------
MetLife Conservative            Seeks high level of current      MetLife Advisers,
  Allocation Portfolio          income, with growth of capital   LLC
                                as a secondary objective.
MetLife Conservative to         Seeks high total return in the   MetLife Advisers,
  Moderate Allocation           form of income and growth of     LLC
  Portfolio                     capital, with a greater
                                emphasis on income.
MetLife Mid Cap Stock Index     Seeks to equal the performance   MetLife Advisers,
  Portfolio                     of the Standard & Poor's Mid     LLC
                                Cap 400(R) Composite Stock       Sub-Investment
                                Price Index.                     Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
MetLife Moderate Allocation     Seeks a balance between a high   MetLife Advisers,
  Portfolio                     level of current income and      LLC
                                growth of capital, with a
                                greater emphasis on growth of
                                capital.
MetLife Moderate to             Seeks growth of capital.         MetLife Advisers,
  Aggressive Allocation                                          LLC
  Portfolio
MetLife Stock Index Portfolio   Seeks to equal the performance   MetLife Advisers,
                                of the Standard & Poor's         LLC
                                500(R) Composite Stock Price     Sub-Investment
                                Index.                           Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
MFS(R) Total Return Portfolio   Seeks a favorable total return   MetLife Advisers,
                                through investment in a          LLC
                                diversified portfolio.           Sub-Investment
                                                                 Manager:
                                                                 Massachusetts
                                                                 Financial Services
                                                                 Company
MFS(R) Value Portfolio          Seeks capital appreciation.      MetLife Advisers,
                                                                 LLC
                                                                 Sub-Investment
                                                                 Manager:
                                                                 Massachusetts
                                                                 Financial Services
                                                                 Company
Morgan Stanley EAFE(R) Index    Seeks to equal the performance   MetLife Advisers,
  Portfolio                     of the MSCI EAFE(R) Index.       LLC
                                                                 Sub-Investment
                                                                 Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
Neuberger Berman Mid Cap        Seeks capital growth.            MetLife Advisers,
  Value Portfolio                                                LLC
                                                                 Sub-Investment
                                                                 Manager: Neuberger
                                                                 Berman Management
                                                                 LCC
Oppenheimer Global Equity       Seeks capital appreciation.      MetLife Advisers,
  Portfolio                                                      LLC
                                                                 Sub-Investment
                                                                 Manager:
                                                                 OppenheimerFunds,
                                                                 Inc.
Russell 2000(R) Index           Seeks to equal the return of     MetLife Advisers,
  Portfolio                     the Russell 2000(R) Index.       LLC
                                                                 Sub-Investment
                                                                 Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
T. Rowe Price Large Cap         Seeks long-term growth of        MetLife Advisers,
  Growth Portfolio              capital and, secondarily,        LLC
                                dividend income.                 Sub-Investment
                                                                 Manager: T. Rowe
                                                                 Price Associates,
                                                                 Inc.
T. Rowe Price Small Cap         Seeks long-term capital          MetLife Advisers,
  Growth Portfolio              growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: T. Rowe
                                                                 Price Associates,
                                                                 Inc.
Western Asset Management        Seeks to maximize total return   MetLife Advisers,
  Strategic Bond                consistent with preservation     LLC
  Opportunities Portfolio       of capital.                      Sub-Investment
                                                                 Manager: Western
                                                                 Asset Management
                                                                 Company
Western Asset Management U.S.   Seeks to maximize total return   MetLife Advisers,
  Government Portfolio          consistent with preservation     LLC Sub-Investment
                                of capital and maintenance of    Manager: Western
                                liquidity.                       Asset Management
                                                                 Company



# PRIOR TO MAY 1, 2009, MET ADVISORY, LLC WAS THE INVESTMENT MANAGER OF MET INVESTORS FUND. ON MAY 1, 2009, MET INVESTORS ADVISORY, LLC MERGED WITH AND INTO METLIFE ADVISERS, LLC, AND METLIFE ADVISERS, LLC HAS NOW BECOME THE INVESTMENT MANAGER OF THE MET INVESTORS FUND.

Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

* We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds(R) Portfolios are made available by the Calvert Fund and the American Funds(R), respectively, only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS

An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the investment manager makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities and Income Annuities.")




PURCHASE PAYMENTS -- SECTION 403(B) PLANS



Delete this section in the Prospectus dated April 28, 2008 and replace with the following:



The Internal Revenue Service announced new regulations affecting Section 403(b) plans and arrangements. As part of these regulations, that are generally effective January 1, 2009, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase
payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

In consideration of these regulations, we have determined to only make available the Contract/Certificate for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract/Certificate.

If your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract/Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

* The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

* Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

Frequent requests from contract holders or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management

Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

Your third party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitation and may change from time to time as those systems are upgraded.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holders or participant/annuitant). You should read the investment Portfolio prospectuses for more details.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For all contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Balance is less than $10,000 and if you do not make purchase payments during the year.

* For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) you pay a $20 charge applied against any amounts in the Fixed Interest Account.

* For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no contract fee.

* There is no contract fee for certain TSA Deferred Annuities.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

CHARGES
There are two types of charges you pay while you have money in an investment division:

* Insurance-related charge, and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the early withdrawal charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain contract charges.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while you have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, for allocated Deferred Annuities, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk). The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. The early withdrawal charge does not apply in certain situations or upon the occurrence of certain events or circumstances. Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:




                  During Purchase Payment/Contract Year

Year           1      2      3      4      5      6      7     8 & Later

Percentage     7%     6%     5%     4%     3%     2%     1%        0%




If you are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the early withdrawal charge in the above table for the first seven Contract Years.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.




When No withdrawal Charge Applies



DELETE THE LAST BULLET IN THIS SECTION OF THE PROSPECTUS DATED APRIL 28, 2008:



* Subject to availability in your state, if the early withdrawal charge that would apply if not for this provision. (1) would constitute less than 0.25% of your Account Balance and would be no more than $250 and (2) you transfer your total Account Balance to certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates.


DEATH BENEFIT

Delete this section in the Prospectus dated April 28, 2008 and replace with the following:



One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under an allocated Keogh Deferred Annuity the death benefit is paid to the plan's trustee. (There is no death benefit for the unallocated Keogh Deferred Annuity.) If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:



* Your Account Balance;



* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or



* The total of all of your purchase payments less any partial withdrawals.



In each case, we deduct the amount of any outstanding loans from the death benefit.



For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Balance.



The death benefit is determined as of the end of the business day on which we receive both due proof of death and as election for payment method.



Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.



Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have options other than applying the death benefit to a pay-out option or taking a lump sum cash payment.



TOTAL CONTROL ACCOUNT



The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



INCOME ANNUITIES




INCOME PAYMENT TYPES



ADD THE FOLLOWING TO THE PROSPECTUS DATED APRIL 28, 2008 AFTER THE FIRST SENTENCE IN THE FOURTH PARAGRAPH IN THIS SECTION:



Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the guaranteed rates in the Contract at the time of purchase for the AIR and income payment type elected. Due to administrative, underwriting or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited under Lifetime Income Annuity for Two income payment types.





REALLOCATIONS

You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a reallocation. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests in good order will be processed our next business day.

For us to process a reallocation, you must tell us:

* The percentage of the income payment to be reallocated;

* The investment division (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and

* The investment division from which you want to reallocate.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

* First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

* Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

* Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

* Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

We may require that you use our forms to make reallocations.

Frequent requests from contract holders or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require transfer/reallocation requests to or from an American Fund portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Your third party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitation and may change from time to time as those systems are upgraded.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the Portfolio prospectuses for more details.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

* Insurance-related charge; and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.

The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

GENERAL INFORMATION


ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashiers check or certified check, made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

* After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

* Account Balance

* Unit Values

* Current rates for the Fixed Interest Account

* Transfers

* Changes to investment strategies

* Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

MISSTATEMENT

We may require proof of age of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's, beneficiary's life. If the age of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.



WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES
MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public

Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. Previously, Metropolitan Life Insurance Company was the broker-dealer through which MetLife sales representatives sold the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. Our sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities and Income Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated brokers-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we may pay separate, additional compensation to the broker-dealer for services the broker-dealer provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer, the hiring and training of the brokers-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond

Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.

From time to time, MetLife pays organizations, associations and nonprofit organizations fees to endorse or sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire the organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


YOUR SPOUSE'S RIGHTS
If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.



INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (Code) is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular Contract.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

PUERTO RICO TAX CONSIDERATIONS




The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the Puerto Rico Internal Revenue Code of 1994 (the "1994 Code"). Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL
Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All TSAs (ERISA and non-ERISA), 457(b), 403(a), IRAs (including SEPs and SIMPLEs) receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers you additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts (including TSAs, 457(b), 403(a) and IRAs) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., IRA or TSA); and payment method or income payment type you elect. If you meet certain requirements, your designated Roth earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                     Type of Contract
                                                --------------------------
                                                  TSA
                                                and TSA
                                                 ERISA     457(2)    Keogh    403(a)
                                                -------    ------    -----    ------
In a series of substantially equal payments
made annually (or more frequently) for life
or life expectancy (SEPP)                          x(1)       x(1)     x(1)      x(1)
After you die                                      x          x        x         x
After you become totally disabled (as
defined in the Code)                               x          x        x         x
To pay deductible medical expenses                 x          x        x         x
After separation from service if you are
over 55 at time of separation(1)                   x          x        x         x
After December 31, 1999 for IRS levies             x          x        x         x
Pursuant to qualified domestic relations
orders                                             x          x        x         x



 (1) You must be separated from service at the time payments begin.

 (2) Distributions from 457(b) plans are generally not subject to the 10% penalty; however, the 10% penalty does apply to distributions from the 457(b) plans of state or local government employers to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat any deemed charges for these benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the plan and to the participant.

Where otherwise permitted to be offered under annuity contracts issued in connection with qualified plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult your own tax advisor prior to purchase of the Contract under any type of IRA, section 403(b) arrangement or qualified plan as a violation of these requirements could result in adverse tax consequences to the plan and to the participant including current taxation of amounts under the Contract.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on purchase payments.

WITHDRAWALS, TRANSFERS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Your Deferred Annuity is not forfeitable, (e.g., not subject to claims of your creditors) and you may not transfer it to someone else. An important exception is that your account may be transferred pursuant to a qualified domestic order
(QDRO).

Please consult the specific section for the type of annuity you purchased to determine if there are restrictions on withdrawals, transfers or income payments.

Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000), must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an eligible rollover distribution for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan, to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you receive from your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions that are:

  -  Withdrawals made to satisfy minimum distribution requirements; or

  -  Certain withdrawals on account of financial hardship.

  Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions", the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements. You may be subject to the 10% penalty tax if you withdraw taxable money before you turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals by April 1 of the latter of (1) the calendar year following the year in which you reach age 70 1/2 or (2) the calendar year following the calendar year you retire, provided you do not own 5% or more of your employer.

Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving Annuity Payments under your Contract. The RMD rules are complex, so consult with your tax adviser before waiving your 2009 RMD payment.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each section 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several TSA arrangements. Otherwise, you may not satisfy minimum distributions for an employer's qualified plan (i.e., 401(a)/403(a), 457(b)) with distributions from another qualified plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

Where made available, it is not clear whether the purchase or exercise of a withdrawal option after the first two years under a life contingent Income Annuity with a guarantee period where only the remaining guaranteed payments are reduced due to the withdrawal will satisfy minimum distribution requirements. Consult your tax advisor prior to purchase.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. You should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your sole beneficiary and the Contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or if you meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.

If your spouse is your beneficiary, your spouse may also be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan.

If your spouse is not your beneficiary and your Contract permits, your beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such beneficiary may not treat the inherited IRA as his or her own IRA. Starting in 2010, certain employer plans (i.e. 401(a), 403(a), 403(b) and governmental 457 plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If an IRA Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA or eligible retirement plan, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

TSAS (ERISA AND NON-ERISA)

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code and certain religious organizations. In general contributions to sec.403(b) arrangements are subject to contribution limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which will impact how we administer your 403(b) contract. In order to satisfy the 403(b) final regulations and prevent your contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at a minimum, meet the following requirements: (1) the plan must allow the exchange, (2) the exchange must not result in a reduction in the participant or beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If you are under 59 1/2, you generally cannot withdraw money from your TSA Contract unless the withdrawal:

  - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

  - Is directly transferred to another permissible investment under Section 403(b) arrangements;

  - Relates to amounts that are not salary reduction elective deferrals if your plan allows it;

  - Occurs after you die, have a severance from employment or become disabled (as defined by the Code); or

  - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it;

  - Is a distribution to certain Tax Sheltered Annuity plan terminations if the conditions of the new income tax regulations are met.

  -  Relates to rollover or after-tax contributions.

  - Is for the purchase of permissive service credit under a governmental defined benefit plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

* The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

* In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

* All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

* In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

* No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

* If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

* We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

You and your employer should consult your own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

* The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult your tax or legal counsel for advice regarding Roth accounts and other matters relating to the final Roth account regulations.




403(B) COLLATERALIZED LOANS


If your employer's plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

457(B) PLANS

GENERAL

457(b) plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax. Generally, monies in your Contract can not be "made available" to you until you reach age 70 1/2, leave your job (or your employer changes) or have an unforeseen emergency (as defined by the Code)

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

KEOGH ANNUITIES

Code Section 401(a) pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under TSAs. However, there may be some differences: consult your tax advisor.

See the "General" headings under Income Taxes for a brief description of the tax rules that apply to Keogh annuities.

403(A)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the "General" headings under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                                                              Keogh and            PEDC
                                                          TSA Deferred     403(a) Deferred     Deferred and
                                                           and income         and Income          Income
                                                            Annuities         Annuities        Annuities(1)
                                                          ------------     ---------------     ------------
California...........................................          0.5%              0.5%              2.35%
Florida(2)...........................................          1.0%              1.0%               1.0%
Puerto Rico..........................................          1.0%              1.0%               1.0%
West Virginia........................................          1.0%              1.0%               1.0%





---------

(1) PREMIUM TAX RATES APPLICABLE TO DEFERRED AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF sec.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "KEOGH AND 403(a) DEFERRED AND INCOME ANNUITIES."


(2) ANNUITY PREMIUMS ARE EXEMPT FROM TAXATION PROVIDED THE TAX SAVINGS ARE PASSED BACK TO THE CONTRACT HOLDERS. OTHERWISE, THEY ARE TAXABLE AT 1%.

APPENDIX A-1

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO MERGER


              FORMER PORTFOLIO                                 NEW PORTFOLIO
-------------------------------------------     -------------------------------------------
METROPOLITAN FUND                               METROPOLITAN FUND
  FI Large Cap Portfolio                          BlackRock Legacy Large Cap Growth
                                                Portfolio


PORTFOLIO NAME CHANGES


                FORMER NAME                                       NEW NAME
-------------------------------------------     -------------------------------------------
MET INVESTORS FUND                              MET INVESTORS FUND
  Cyclical Growth and Income ETF Portfolio        SSgA Growth and Income ETF Portfolio
  Cyclical Growth ETF Portfolio                   SSgA Growth ETF Portfolio
METROPOLITAN FUND                               METROPOLITAN FUND
  Franklin Templeton Small Cap Growth             Loomis Sayles Small Cap Growth Portfolio
  Portfolio
  Harris Oakmark Focused Value Portfolio          Met/Artisan Mid Cap Value Portfolio
  Julius Baer International Stock Portfolio       Artio International Stock Portfolio
  Lehman Brothers(R) Aggregate Bond Index         Barclays Capital Aggregate Bond Index
  Portfolio                                     Portfolio
  Loomis Sayles Small Cap Portfolio               Loomis Sayles Small Cap Core Portfolio

APPENDIX B

 ACCUMULATION UNIT VALUES (IN DOLLARS)
This table shows fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Division -- Class C(e)......................     2008       $ 10.00        $  7.01               639

American Funds Bond Division -- Class 2(n)....     2006         15.03          15.80               836
                                                   2007         15.80          16.12             2,210
                                                   2008         16.12          14.43             1,475

American Funds Global Small Capitalization
  Division -- Class 2(h)......................     2001         14.94          13.62               549
                                                   2002         13.62          10.89             1,291
                                                   2003         10.89          16.52             2,335
                                                   2004         16.52          19.72             3,455
                                                   2005         19.72          24.41             4,904
                                                   2006         24.41          29.92             5,888
                                                   2007         29.92          35.88             6,596
                                                   2008         35.88          16.47             5,184

American Funds Growth Allocation
  Division -- Class C(e)......................     2008          9.99           6.36               428

American Funds Growth Division -- Class 2(h)..     2001        138.68         118.11               382
                                                   2002        118.11          88.12               925
                                                   2003         88.12         119.07             1,483
                                                   2004        119.07         132.29             1,843
                                                   2005        132.29         151.82             2,086
                                                   2006        151.82         165.27             2,172
                                                   2007        165.27         183.38             2,075
                                                   2008        183.38         101.48             1,819

American Funds Growth-Income Division(h)......     2001         90.87          87.85               403
                                                   2002         87.85          70.84             1,163
                                                   2003         70.84          92.66             1,753
                                                   2004         92.66         101.01             2,228
                                                   2005        101.01         105.58             2,335
                                                   2006        105.58         120.14             2,349
                                                   2007        120.14         124.63             2,240
                                                   2008        124.63          76.50             1,886

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

American Funds Moderate Allocation
  Division -- Class C(e)......................     2008       $ 10.01        $  7.69               672

BlackRock Aggressive Growth Division..........     1999         28.12          37.00            31,947
                                                   2000         37.00          33.76            33,047
                                                   2001         33.76          25.42            31,088
                                                   2002         25.42          17.89            27,173
                                                   2003         17.89          24.88            25,242
                                                   2004         24.88          27.76            22,464
                                                   2005         27.76          30.35            19,773
                                                   2006         30.35          31.99            17,109
                                                   2007         31.99          38.10            14,889
                                                   2008         38.10          20.42            13,191

BlackRock Bond Income Division(c).............     1999         19.33          18.65            18,530
                                                   2000         18.65          20.49            16,395
                                                   2001         20.49          21.92            18,444
                                                   2002         21.92          23.45            17,572
                                                   2003         23.45          24.52            15,375
                                                   2004         24.52          25.29            13,470
                                                   2005         25.29          25.58            12,155
                                                   2006         25.58          26.38            10,383
                                                   2007         26.38          27.69             8,979
                                                   2008         27.69          26.41             7,220

BlackRock Diversified Division................     1999         27.04          29.04            75,121
                                                   2000         29.04          28.98            75,252
                                                   2001         28.98          26.80            66,376
                                                   2002         26.80          22.80            53,835
                                                   2003         22.80          27.15            48,137
                                                   2004         27.15          29.10            42,486
                                                   2005         29.10          29.62            36,986
                                                   2006         29.62          32.33            31,232
                                                   2007         32.33          33.82            26,632
                                                   2008         33.82          25.12            21,582

BlackRock Large Cap Core Division*(o).........     2007         37.61          38.04            23,220
                                                   2008         38.04          23.62            19,811

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust).................     1999       $ 34.30        $ 40.13            64,028
                                                   2000         40.13          37.19            62,978
                                                   2001         37.19          30.48            57,299
                                                   2002         30.48          22.24            47,428
                                                   2003         22.24          28.61            42,944
                                                   2004         28.61          31.32            37,879
                                                   2005         31.32          32.05            32,659
                                                   2006         32.05          36.12            27,458
                                                   2007         36.12          37.93                 0

BlackRock Large Cap Value Division -- Class
  E(f)........................................     2002         10.00           7.93               283
                                                   2003          7.93          10.60               856
                                                   2004         10.60          11.87             1,486
                                                   2005         11.87          12.39             1,365
                                                   2006         12.39          14.59             3,032
                                                   2007         14.59          14.88             2,963
                                                   2008         14.88           9.54             2,500

BlackRock Legacy Large Cap Growth
  Division -- Class E(k)......................     2004         10.07          11.06               130
                                                   2005         11.06          11.67               248
                                                   2006         11.67          11.99               399
                                                   2007         11.99          14.03               686
                                                   2008         14.03           8.78               923

BlackRock Strategic Value Division(a).........     2000         10.00          12.24             4,095
                                                   2001         12.24          14.03            14,485
                                                   2002         14.03          10.90            18,439
                                                   2003         10.90          16.16            18,573
                                                   2004         16.16          18.41            18,477
                                                   2005         18.41          18.94            16,020
                                                   2006         18.94          21.84            13,598
                                                   2007         21.84          20.82            11,482
                                                   2008         20.82          12.67             9,126

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Calvert Social Balanced Division..............     1999       $ 25.44        $ 28.20             1,453
                                                   2000         28.20          26.98             1,527
                                                   2001         26.98          24.80             1,563
                                                   2002         24.80          21.51             1,498
                                                   2003         21.51          25.35             1,515
                                                   2004         25.35          27.10             1,526
                                                   2005         27.10          28.28             1,501
                                                   2006         28.28          30.38             1,416
                                                   2007         30.38          30.84             1,345
                                                   2008         30.84          20.91             1,236

Clarion Global Real Estate Division -- Class
  E(k)........................................     2004          9.99          12.86             1,461
                                                   2005         12.86          14.41             3,143
                                                   2006         14.41          19.58             5,319
                                                   2007         19.58          16.47             3,834
                                                   2008         16.47           9.48             3,084

Davis Venture Value Division(a)...............     2000         30.19          30.79               916
                                                   2001         30.79          27.01             2,072
                                                   2002         27.01          22.31             2,269
                                                   2003         22.31          28.84             2,514
                                                   2004         28.84          32.01             3,050
                                                   2005         32.01          34.87             3,698
                                                   2006         34.87          39.46             3,990
                                                   2007         39.46          40.76             3,839
                                                   2008         40.76          24.41             3,308

FI Large Cap Division -- Class E..............     2006         17.52          17.75                45
                                                   2007         17.75          18.19                73
                                                   2008         18.19           9.90                89

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

FI Mid Cap Opportunities Division(j)..........     1999       $ 17.19        $ 37.85            44,078
                                                   2000         37.85          25.71            57,544
                                                   2001         25.71          15.91            52,016
                                                   2002         15.91          11.16            42,960
                                                   2003         11.16          14.83            38,319
                                                   2004         14.83          17.16            34,048
                                                   2005         17.16          18.13            29,784
                                                   2006         18.13          20.03            25,415
                                                   2007         20.03          21.43            21,648
                                                   2008         21.43           9.46            19,350

FI Value Leaders Division -- Class E(f).......     2002         23.06          19.03                40
                                                   2003         19.03          23.83               175
                                                   2004         23.83          26.72               294
                                                   2005         26.72          29.18               561
                                                   2006         29.18          32.21               728
                                                   2007         32.21          33.09               576
                                                   2008         33.09          19.93               444

Franklin Templeton Small Cap Growth
  Division(h).................................     2001         10.00           8.80               769
                                                   2002          8.80           6.27             1,420
                                                   2003          6.27           8.98             2,000
                                                   2004          8.98           9.88             1,935
                                                   2005          9.88          10.22             1,816
                                                   2006         10.22          11.10             1,738
                                                   2007         11.10          11.46             1,448
                                                   2008         11.46           6.66             1,171

Harris Oakmark Focused Value Division(h)......     2001         23.96          26.80             2,799
                                                   2002         26.80          24.13             5,043
                                                   2003         24.13          31.61             5,303
                                                   2004         31.61          34.32             5,348
                                                   2005         34.32          37.28             5,416
                                                   2006         37.28          41.41             4,400
                                                   2007         41.41          38.10             3,630
                                                   2008         38.10          20.32             2,860

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Harris Oakmark International Division -- Class
  E(f)........................................     2002       $ 10.60        $  8.85                42
                                                   2003          8.85          11.82               594
                                                   2004         11.82          14.09             1,793
                                                   2005         14.09          15.90             3,247
                                                   2006         15.90          20.26             4,690
                                                   2007         20.26          19.81             4,338
                                                   2008         19.81          11.57             2,947

Janus Forty Division -- Class E(b)............     2007        155.59         191.21                69
                                                   2008        191.21         109.63               221

Jennison Growth Division......................     2005          4.12           4.98             5,029
                                                   2006          4.98           5.05             4,487
                                                   2007          5.05           5.57             3,673
                                                   2008          5.57           3.50             3,172

Jennison Growth Division (formerly Met/Putnam
  Voyager Division)(a)(i).....................     2000          9.81           7.24             2,554
                                                   2001          7.24           4.94             5,531
                                                   2002          4.94           3.47             5,941
                                                   2003          3.47           4.31             6,162
                                                   2004          4.31           4.47             5,450
                                                   2005          4.47           4.08             2,161

Julius Baer International Stock Division......     1999         16.07          18.48            13,055
                                                   2000         18.48          16.41            13,978
                                                   2001         16.41          12.87            13,983
                                                   2002         12.87          10.48            13,034
                                                   2003         10.48          13.26            11,724
                                                   2004         13.26          15.48            10,579
                                                   2005         15.48          18.04             9,759
                                                   2006         18.04          20.76             9,148
                                                   2007         20.76          22.62             8,331
                                                   2008         22.62          12.48             7,317

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Lazard Mid Cap Division -- Class E(f).........     2002       $ 11.41        $  9.70               341
                                                   2003          9.70          12.10               799
                                                   2004         12.10          13.68               970
                                                   2005         13.68          14.62             1,005
                                                   2006         14.62          16.57               995
                                                   2007         16.57          15.94             1,142
                                                   2008         15.94           9.72               826

Legg Mason Aggressive Growth..................     2001         10.03           7.78             1,020
                                                   2002          7.78           5.33             1,506
                                                   2003          5.33           6.82             1,648
                                                   2004          6.82           7.33             1,574
                                                   2005          7.33           8.24             1,656
                                                   2006          8.24           8.01             1,614
                                                   2007          8.01           8.12             1,369
                                                   2008          8.12           4.89             1,212

Legg Mason Value Equity.......................     2006          9.61          10.33             1,119
                                                   2007         10.33           9.62               969
                                                   2008          9.62           4.33               896

Legg Mason Partners Aggressive Growth
  Division(g)(h)..............................     2001          9.39           8.35               493
                                                   2002          8.35           6.58               795
                                                   2003          6.58           7.92               847
                                                   2004          7.92           8.71             1,131
                                                   2005          8.71           9.22             1,085
                                                   2006          9.22           9.66             1,085

Lehman Brothers(R) Aggregate Bond Index
  Division....................................     1999         10.11           9.85             7,736
                                                   2000          9.85          10.84            11,151
                                                   2001         10.84          11.51            17,518
                                                   2002         11.51          12.53            20,055
                                                   2003         12.53          12.82            20,050
                                                   2004         12.82          13.18            22,529
                                                   2005         13.18          13.29            21,998
                                                   2006         13.29          13.67            20,187
                                                   2007         13.67          14.42            18,228
                                                   2008         14.42          15.10            12,890

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Loomis Sayles Small Cap Division(a)...........     2000       $ 25.78        $ 25.52               353
                                                   2001         25.52          22.98               654
                                                   2002         22.98          17.80               759
                                                   2003         17.80          24.00               811
                                                   2004         24.00          27.58               827
                                                   2005         27.58          29.13               863
                                                   2006         29.13          33.58             1,062
                                                   2007         33.58          37.11             1,141
                                                   2008         37.11          23.49               946

Lord Abbett Bond Debenture Division(d)........     1999          9.59          11.16             4,708
                                                   2000         11.16          10.92             5,292
                                                   2001         10.92          10.64             5,375
                                                   2002         10.64          10.65             4,921
                                                   2003         10.65          12.57             5,370
                                                   2004         12.57          13.46             5,243
                                                   2005         13.46          13.54             5,165
                                                   2006         13.54          14.62             5,043
                                                   2007         14.62          15.43             4,832
                                                   2008         15.43          12.43             3,676

Met/AIM Small Cap Growth Division -- Class
  E(f)........................................     2002         11.24           8.51               129
                                                   2003          8.51          11.68               317
                                                   2004         11.68          12.30               323
                                                   2005         12.30          13.17               359
                                                   2006         13.17          14.87               412
                                                   2007         14.87          16.33               483
                                                   2008         16.33           9.88               408

Met/Franklin Income Division -- Class B(e)....     2008          9.99           7.99               115

Met/Franklin Mutual Shares Division -- Class
  B(e)........................................     2008          9.99           6.60                74

Met/Franklin Templeton Founding Strategy
  Division -- Class B(e)......................     2008          9.99           7.04               124

Met/Templeton Growth Division Class B(e)......     2008          9.99           6.57                13

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index Division(a).......     2000       $ 10.00        $ 10.62             5,492
                                                   2001         10.62          10.36             8,076
                                                   2002         10.36           8.71            10,595
                                                   2003          8.71          11.61            11,375
                                                   2004         11.61          13.30             9,542
                                                   2005         13.30          14.75             9,545
                                                   2006         14.75          16.04             9,101
                                                   2007         16.04          17.08             8,404
                                                   2008         17.08          10.76             7,317

MetLife Stock Index Division..................     1999         37.08          44.24            79,701
                                                   2000         44.24          39.61            83,774
                                                   2001         39.61          34.36            80,859
                                                   2002         34.36          26.36            73,948
                                                   2003         26.36          33.38            69,957
                                                   2004         33.38          36.44            67,005
                                                   2005         36.44          37.66            61,189
                                                   2006         37.66          42.95            53,415
                                                   2007         42.95          44.63            46,793
                                                   2008         44.63          27.73            41,165

MFS(R) Research International Division(h).....     2001         10.00           8.73               408
                                                   2002          8.73           7.62               830
                                                   2003          7.62           9.96               972
                                                   2004          9.96          11.77             1,281
                                                   2005         11.77          13.58             1,544
                                                   2006         13.58          17.02             3,004
                                                   2007         17.02          19.10             3,266
                                                   2008         19.10          10.89             3,093

MFS(R) Total Return Division -- Class E(k)....     2004         10.04          10.93               541
                                                   2005         10.93          11.12             1,421
                                                   2006         11.12          12.30             1,656
                                                   2007         12.30          12.66             1,844
                                                   2008         12.66           9.72             1,503

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

MFS(R) Value Division (formerly Harris Oakmark
  Large Cap Value Division) (Class E).........     1999       $  9.71        $  8.93             3,630
                                                   2000          8.93           9.91             4,947
                                                   2001          9.91          11.59            16,421
                                                   2002         11.59           9.83            19,478
                                                   2003          9.83          12.18            18,730
                                                   2004         12.18          13.40            18,015
                                                   2005         13.40          13.05            16,233
                                                   2006         13.05          15.23            13,096
                                                   2007         15.23          14.47            11,260
                                                   2008         14.47           9.51             9,015

Morgan Stanley EAFE(R) Index Division.........     1999         10.79          13.31             3,867
                                                   2000         13.31          11.24             8,036
                                                   2001         11.24           8.69            11,009
                                                   2002          8.69           7.15            12,551
                                                   2003          7.15           9.72            12,721
                                                   2004          9.72          11.49            10,709
                                                   2005         11.49          12.85            10,291
                                                   2006         12.85          15.96            10,009
                                                   2007         15.96          17.47             9,691
                                                   2008         17.47           9.99             9,244

Neuberger Berman Mid Cap Value Division.......     1999         10.72          12.46             2,437
                                                   2000         12.46          15.78             7,503
                                                   2001         15.78          15.19             9,095
                                                   2002         15.19          13.56             9,177
                                                   2003         13.56          18.28             9,002
                                                   2004         18.28          22.20            10,311
                                                   2005         22.20          24.61            11,157
                                                   2006         24.61          27.09             9,645
                                                   2007         27.09          27.68             8,313
                                                   2008         27.68          14.39             6,842

Oppenheimer Capital Appreciation
  Division -- Class E(m)......................     2005         10.02          10.90                65
                                                   2006         10.90          11.60               164
                                                   2007         11.60          13.11               378
                                                   2008         13.11           7.00               345

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Oppenheimer Global Equity Division............     1999       $ 12.42        $ 15.36             9,322
                                                   2000         15.36          14.92            11,688
                                                   2001         14.92          12.37            12,089
                                                   2002         12.37          10.26            10,865
                                                   2003         10.26          13.22            10,015
                                                   2004         13.22          15.20             9,062
                                                   2005         15.20          17.44             8,299
                                                   2006         17.44          20.09             7,630
                                                   2007         20.09          21.13             6,775
                                                   2008         21.13          12.44             5,806

PIMCO Inflation Protected Bond
  Division -- Class E(k)......................     2006         11.07          11.19               275
                                                   2007         11.19          12.26               512
                                                   2008         12.26          11.29             2,964

PIMCO Total Return Division(h)................     2001         10.00          10.54             2,743
                                                   2002         10.54          11.41             8,937
                                                   2003         11.41          11.78             9,775
                                                   2004         11.78          12.24             9,739
                                                   2005         12.24          12.39            10,726
                                                   2006         12.39          12.83             9,738
                                                   2007         12.83          13.66             9,031
                                                   2008         13.66          13.58             8,058

RCM Technology Division(h)....................     2001         10.00           7.44             2,035
                                                   2002          7.44           3.63             2,782
                                                   2003          3.63           5.66             6,376
                                                   2004          5.66           5.35             5,501
                                                   2005          5.35           5.88             4,228
                                                   2006          5.88           6.13             3,454
                                                   2007          6.13           7.97             4,717
                                                   2008          7.97           4.39             3,642

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Russell 2000(R) Index Division................     1999       $ 10.52        $ 12.76             5,393
                                                   2000         12.76          12.12             9,115
                                                   2001         12.12          12.08             9,631
                                                   2002         12.08           9.48            10,366
                                                   2003          9.48          13.68            10,958
                                                   2004         13.68          15.92             9,451
                                                   2005         15.92          16.43             8,754
                                                   2006         16.43          19.14             8,072
                                                   2007         19.14          18.62             6,978
                                                   2008         18.62          12.23             6,134

SSgA Growth ETF Division -- Class E (formerly
  Cyclical Growth and Income ETF
  Division)(n)................................     2006         10.73          11.45                91
                                                   2007         11.45          11.96               231
                                                   2008         11.96           7.92               242

SSgA Growth and Income ETF Division -- Class E
  (formerly Cyclical Growth ETF Division)(n)..     2006         10.52          11.19                88
                                                   2007         11.19          11.66               140
                                                   2008         11.66           8.64               263

T. Rowe Price Large Cap Growth Division.......     1999         11.00          13.28             3,394
                                                   2000         13.28          13.05            12,475
                                                   2001         13.05          11.62            12,076
                                                   2002         11.62           8.80            10,694
                                                   2003          8.80          11.38            10,541
                                                   2004         11.38          12.35             9,724
                                                   2005         12.35          13.00             8,796
                                                   2006         13.00          14.54             7,871
                                                   2007         14.54          15.71             7,073
                                                   2008         15.71           9.02             6,007

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

T. Rowe Price Mid Cap Growth Division(h)......     2001       $ 10.00        $  8.42             1,519
                                                   2002          8.42           4.66             2,342
                                                   2003          4.66           6.31             3,462
                                                   2004          6.31           7.36             4,025
                                                   2005          7.36           8.35             4,625
                                                   2006          8.35           8.79             4,609
                                                   2007          8.79          10.23             5,476
                                                   2008         10.23           6.10             4,599

T. Rowe Price Small Cap Growth Division.......     1999         12.01          15.18            14,008
                                                   2000         15.18          13.63            19,426
                                                   2001         13.63          12.25            18,640
                                                   2002         12.25           8.87            16,726
                                                   2003          8.87          12.34            15,888
                                                   2004         12.34          13.54            14,106
                                                   2005         13.54          14.84            12,499
                                                   2006         14.84          15.23            10,952
                                                   2007         15.23          16.53             9,232
                                                   2008         16.53          10.41             8,125

Western Asset Management Strategic Bond
  Opportunities Division(h)...................     2001         15.75          16.21               494
                                                   2002         16.21          17.55             1,215
                                                   2003         17.55          19.52             2,157
                                                   2004         19.52          20.55             2,415
                                                   2005         20.55          20.88             3,189
                                                   2006         20.88          21.66             3,134
                                                   2007         21.66          22.26             2,757
                                                   2008         22.26          18.68             2,080

Western Asset Management U.S. Government
  Division(h).................................     2001         14.55          15.07             1,178
                                                   2002         15.07          16.07             3,843
                                                   2003         16.07          16.13             3,166
                                                   2004         16.13          16.41             2,998
                                                   2005         16.41          16.49             3,099
                                                   2006         16.49          16.96             2,936
                                                   2007         16.96          17.48             2,695
                                                   2008         17.48          17.21             2,209

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

MetLife Aggressive Allocation Division........     2005       $  9.99        $ 11.17               143
                                                   2006         11.17          12.81               628
                                                   2007         12.81          13.09             1,037
                                                   2008         13.09           7.72             1,047

MetLife Conservative Allocation Division......     2005          9.99          10.32               188
                                                   2006         10.32          10.93               774
                                                   2007         10.93          11.42             1,576
                                                   2008         11.42           9.69             1,715

MetLife Conservative to Moderate Allocation
  Division....................................     2005          9.99          10.55               824
                                                   2006         10.55          11.44             2,444
                                                   2007         11.44          11.87             4,103
                                                   2008         11.87           9.21             3,893

MetLife Moderate Allocation Division..........     2005          9.99          10.77             1,278
                                                   2006         10.77          11.93             4,488
                                                   2007         11.93          12.32             8,150
                                                   2008         12.32           8.71             7,924

MetLife Moderate to Aggressive Allocation
  Division....................................     2005          9.99          11.00               653
                                                   2006         11.00          12.44             2,721
                                                   2007         12.44          12.79             4,670
                                                   2008         12.79           8.22             4,739



---------
NOTES:

(a)   INCEPTION DATE: JULY 5, 2000.

(b)   INCEPTION DATE: APRIL 30, 2007.

(c) THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.

(d) THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.

(e)   INCEPTION DATE: APRIL 28, 2008.

(f)   INCEPTION DATE: MAY 1, 2002.

(g) THE ASSETS OF JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

(h)   INCEPTION DATE: MAY 1, 2001.

(i) THE ASSETS IN THE MET/PUTNAM VOYAGER DIVISION MERGED INTO THE JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER DIVISION IS NO LONGER AVAILABLE.

(j) THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.

(k)   INCEPTION DATE: MAY 1, 2004.

(l) THE ASSETS OF THE MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST DIVISION.

(m)   INCEPTION DATE: MAY 1, 2005.

(n)   INCEPTION DATE: MAY 1, 2006.

(o) THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.

* WE ARE WAIVING A PORTION OF THE SEP ACCT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                        LEGAL NAME OF PORTFOLIO SERIES                 MARKETING NAME
-----------------                      ----------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)                  Bond Fund                      American Funds Bond Fund
AMERICAN FUNDS INSURANCE SERIES(R)      Global Small Capitalization Fund          American Funds Global Small
                                                                                      Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES(R)             Growth-Income Fund              American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES(R)                 Growth Fund                    American Funds Growth Fund
CALVERT VARIABLE SERIES, INC.               Social Balanced Portfolio          Calvert Social Balanced Portfolio
METROPOLITAN SERIES FUND, INC.         FI Mid Cap Opportunities Portfolio     FI Mid Cap Opportunities Portfolio
                                                                                          (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Value Leaders Portfolio             FI Value Leaders Portfolio
                                                                                          (Fidelity)

APPENDIX D

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

APPENDIX E

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                                              PAGE
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................     2

SERVICES....................................................................     2

PRINCIPAL UNDERWRITER.......................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................     2

EXPERIENCE FACTOR...........................................................     2

VARIABLE INCOME PAYMENTS....................................................     2

CALCULATING THE ANNUITY UNIT VALUE..........................................     3

ADVERTISEMENT OF THE SEPARATE ACCOUNT.......................................     6

VOTING RIGHTS...............................................................     7

ERISA.......................................................................     8

TAXES.......................................................................     9

WITHDRAWALS.................................................................    13

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................................     1

FINANCIAL STATEMENTS OF METLIFE.............................................   F-1

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio

[ ] American Funds Insurance Series(R)

[ ] I have changed my address. My current address is:




----------------------------------------
                                              Name ---------------------------------
            (Contract Number)

----------------------------------------    Address --------------------------------

                (Signature)                         --------------------------------
                                                                                 zip



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                                                                 MAY 1, 2009



PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). The Income Annuities are no longer available.

--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.



                                  AMERICAN FUNDS(R)

AMERICAN FUNDS BOND                         AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL                 AMERICAN FUNDS GROWTH-INCOME
  CAPITALIZATION

                                 MET INVESTORS FUND

AMERICAN FUNDS BALANCED ALLOCATION          MET/FRANKLIN INCOME
AMERICAN FUNDS GROWTH ALLOCATION            MET/FRANKLIN MUTUAL SHARES
AMERICAN FUNDS MODERATE ALLOCATION          MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
BLACKROCK LARGE CAP CORE                    MET/TEMPLETON GROWTH
CLARION GLOBAL REAL ESTATE                  MFS(R) RESEARCH INTERNATIONAL
HARRIS OAKMARK INTERNATIONAL                OPPENHEIMER CAPITAL APPRECIATION
JANUS FORTY PORTFOLIO                       PIMCO INFLATION PROTECTED BOND
LAZARD MID CAP PORTFOLIO                    PIMCO TOTAL RETURN
LEGG MASON PARTNERS AGGRESSIVE GROWTH       RCM TECHNOLOGY
LEGG MASON VALUE EQUITY PORTFOLIO           SSGA GROWTH AND INCOME ETF
LORD ABBETT BOND DEBENTURE PORTFOLIO        SSGA GROWTH ETF
MET/AIM SMALL CAP GROWTH PORTFOLIO          T. ROWE PRICE MID CAP GROWTH

                                  METROPOLITAN FUND

ARTIO INTERNATIONAL STOCK                   METLIFE CONSERVATIVE TO MODERATE
BARCLAYS CAPITAL AGGREGATE BOND INDEX         ALLOCATION
BLACKROCK AGGRESSIVE GROWTH                 METLIFE MID CAP STOCK INDEX
BLACKROCK BOND INCOME                       METLIFE MODERATE ALLOCATION
BLACKROCK DIVERSIFIED                       METLIFE MODERATE TO AGGRESSIVE
BLACKROCK LARGE CAP VALUE                   ALLOCATION
BLACKROCK LEGACY LARGE CAP GROWTH           METLIFE STOCK INDEX
BLACKROCK STRATEGIC VALUE                   MFS(R) TOTAL RETURN
DAVIS VENTURE VALUE                         MFS(R) VALUE
FI MID CAP OPPORTUNITIES                    MORGAN STANLEY EAFE(R) INDEX
FI VALUE LEADERS                            NEUBERGER BERMAN MID CAP VALUE
JENNISON GROWTH                             OPPENHEIMER GLOBAL EQUITY
LOOMIS SAYLES SMALL CAP CORE                RUSSELL 2000(R) INDEX
LOOMIS SAYLES SMALL CAP GROWTH              T. ROWE PRICE LARGE CAP GROWTH
MET/ARTISAN MID CAP VALUE                   T. ROWE PRICE SMALL CAP GROWTH
METLIFE AGGRESSIVE ALLOCATION               WESTERN ASSET MANAGEMENT STRATEGIC BOND
METLIFE CONSERVATIVE ALLOCATION               OPPORTUNITIES
                                            WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT







Certain Portfolios have been subject to a name change. Please see Appendix A-1 "Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2009. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page A-PPA-80 of this Prospectus. To view or download the SAI, go to our website www.MetLife.com. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732


The Securities and Exchange Commission has a website (http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.
This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.


 DEFERRED ANNUITIES
 AVAILABLE:
    - Non-Qualified
    - Traditional IRA
    - Roth IRA
    - SIMPLE IRA
    - SEP IRA


 INCOME ANNUITIES
 AVAILABLE:
    - Non-Qualified
    - Traditional IRA
    - Roth IRA
    - SIMPLE IRA
    - SEP IRA


 A WORD ABOUT
 INVESTMENT RISK:
 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
    - a bank deposit  or obligation;
    - federally insured or guaranteed; or
    - endorsed by any bank or other financial institution.


                                 (METLIFE LOGO)

TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW...........................................  A-PPA-4
TABLE OF EXPENSES.........................................................  A-PPA-6
ACCUMULATION UNIT VALUES TABLE............................................  A-PPA-12
METLIFE...................................................................  A-PPA-13
METROPOLITAN LIFE SEPARATE ACCOUNT E......................................  A-PPA-13
VARIABLE ANNUITIES........................................................  A-PPA-13
  A Deferred Annuity.....................................................   A-PPA-14
  An Income Annuity......................................................   A-PPA-14
YOUR INVESTMENT CHOICES...................................................  A-PPA-14
  Certain Payments We Receive with Regard to the Portfolios..............   A-PPA-20
DEFERRED ANNUITIES........................................................  A-PPA-21
  The Deferred Annuity and Your Retirement Plan..........................   A-PPA-21
  Automated Investment Strategies........................................   A-PPA-22
  Purchase Payments......................................................   A-PPA-23
    Allocation of Purchase Payments.......................................  A-PPA-23
    Automated Purchase Payments...........................................  A-PPA-23
    Electronic Applications...............................................  A-PPA-23
    Limits on Purchase Payments...........................................  A-PPA-23
  The Value of Your Investment...........................................   A-PPA-24
  Transfers..............................................................   A-PPA-24
  Access to Your Money...................................................   A-PPA-27
    Systematic Withdrawal Program.........................................  A-PPA-27
    Minimum Distribution..................................................  A-PPA-29
  Contract Fee...........................................................   A-PPA-29
  Charges................................................................   A-PPA-29
    Insurance-Related Charge..............................................  A-PPA-29
    Investment-Related Charge.............................................  A-PPA-30
  Premium and Other Taxes................................................   A-PPA-30
  Early Withdrawal Charges...............................................   A-PPA-30
    When No Early Withdrawal Charge Applies...............................  A-PPA-31
    When A Different Early Withdrawal Charge May Apply....................  A-PPA-32
  Free Look..............................................................   A-PPA-32
  Death Benefit..........................................................   A-PPA-33
  Pay-out Options (or Income Options)....................................   A-PPA-34
INCOME ANNUITIES..........................................................  A-PPA-35
  Income Payment Types...................................................   A-PPA-35
  Minimum Size of Your Income Payment....................................   A-PPA-37
  Allocation.............................................................   A-PPA-37
  The Value of Your Income Payments......................................   A-PPA-37






A-PPA-2

  Reallocations..........................................................   A-PPA-38
  Contract Fee...........................................................   A-PPA-41
  Charges................................................................   A-PPA-42
    Insurance-Related or Separate Account Charge..........................  A-PPA-42
    Investment-Related Charge.............................................  A-PPA-42
  Premium and Other Taxes................................................   A-PPA-42
  Free Look..............................................................   A-PPA-43
GENERAL INFORMATION.......................................................  A-PPA-43
  Administration.........................................................   A-PPA-43
    Purchase Payments.....................................................  A-PPA-43
    Confirming Transactions...............................................  A-PPA-44
    Processing Transactions...............................................  A-PPA-44
     By Telephone or Internet.............................................  A-PPA-44
     After Your Death.....................................................  A-PPA-45
     Misstatement.........................................................  A-PPA-45
     Third Party Requests.................................................  A-PPA-45
     Valuation -- Suspension of Payments..................................  A-PPA-45
  Advertising Performance................................................   A-PPA-46
  Changes to Your Deferred Annuity or Income Annuity.....................   A-PPA-47
  Voting Rights..........................................................   A-PPA-48
  Who Sells the Deferred Annuities and Income Annuities..................   A-PPA-48
  Financial Statements...................................................   A-PPA-51
  When We Can Cancel Your Deferred Annuity or Income Annuity.............   A-PPA-51
INCOME TAXES..............................................................  A-PPA-51
LEGAL PROCEEDING..........................................................  A-PPA-62
APPENDIX A PREMIUM TAX TABLE..............................................  A-PPA-63
APPENDIX A-1 ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS..............  A-PPA-64
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION..........  A-PPA-65
APPENDIX C PORTFOLIO LEGAL AND MARKETING NAMES............................  A-PPA-79
APPENDIX D TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION..  A-PPA-80




The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.





                                                                         A-PPA-3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.





A-PPA-4

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


GOOD ORDER



A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

Your MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant under certain group arrangements.





                                                                         A-PPA-5

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES

The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Interest Account or Fixed Income Option.

---------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...............................      None
  Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1).................  Up to 7%
  Exchange Fee for Deferred Annuities...................................      None
  Surrender Fee for Deferred Annuities..................................      None
  Income Annuity Contract Fee(2)........................................      $350
  Transfer Fee..........................................................      None


1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING SCHEDULE:

  DURING PURCHASE PAYMENT YEAR
  1......................................................................       7%
  2......................................................................       6%
  3......................................................................       5%
  4......................................................................       4%
  5......................................................................       3%
  6......................................................................       2%
  7......................................................................       1%
  Thereafter.............................................................       0%


     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

2 THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY FOR MORE THAN TWO YEARS. WE ARE CURRENTLY WAIVING THIS CHARGE.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities(3)...............................................   None
Separate Account Charge (as a percentage of your average account value)(4)
  General Administrative Expenses Charge....................................................   .50%
  Mortality and Expense Risk Charge.........................................................   .75%
  Total Separate Account Annual Charge(4)...........  Current and Maximum Guaranteed Charge:  1.25%


3 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

4 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISION TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES.

     WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE-CAP CORE PORTFOLIO.

--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and Income ETF Portfolios, which are Class E Portfolios, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.







A-PPA-6

Total Annual Metropolitan Fund, Met Investors Fund and American        Minimum   Maximum
Funds(R)                                                               -------   -------
  Operating Expenses for the fiscal year ending December 31, 2008
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses).....................................................      0.29%     1.60%








AMERICAN FUNDS(R) -- CLASS 2
ANNUAL EXPENSES
for fiscal year ending December 31,
2008                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund.............     0.39%        0.25%       0.01%       --       0.65%            --            0.65%
American Funds Global Small
  Capitalization Fund................     0.71%        0.25%       0.03%       --       0.99%            --            0.99%
American Funds Growth Fund...........     0.32%        0.25%       0.01%       --       0.58%            --            0.58%
American Funds Growth-Income Fund....     0.27%        0.25%       0.01%       --       0.53%            --            0.53%
                                                                                                 -----------------------------







MET INVESTORS SERIES TRUST
ANNUAL EXPENSES
for fiscal year ending December 31,
2008                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.05%     0.40%      1.10%          0.05%           1.05%(1)
American Funds Growth Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.05%     0.38%      1.08%          0.05%           1.03%(1)
American Funds Moderate Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.05%     0.42%      1.12%          0.05%           1.07%(1)
BlackRock Large Cap Core
  Portfolio -- Class A...............     0.58%           --       0.04%        --      0.62%             --           0.62%
Clarion Global Real Estate
  Portfolio -- Class E...............     0.63%        0.15%       0.05%        --      0.83%             --           0.83%
Harris Oakmark International
  Portfolio -- Class E...............     0.78%        0.15%       0.07%        --      1.00%             --           1.00%
Janus Forty Portfolio -- Class E.....     0.64%        0.15%       0.04%        --      0.83%             --           0.83%
Lazard Mid Cap Portfolio -- Class E..     0.69%        0.15%       0.05%        --      0.89%             --           0.89%(2)
Legg Mason Partners Aggressive Growth
  Portfolio -- Class A...............     0.63%           --       0.02%        --      0.65%             --           0.65%
Legg Mason Value Equity Portfolio
  -- Class A.........................     0.63%           --       0.04%        --      0.67%             --           0.67%
Lord Abbett Bond Debenture
  Portfolio -- Class A...............     0.50%           --       0.03%        --      0.53%             --           0.53%
Met/AIM Small Cap Growth
  Portfolio -- Class E...............     0.86%        0.15%       0.03%        --      1.04%             --           1.04%
Met/Franklin Income Portfolio
  -- Class B.........................     0.80%        0.25%       0.23%        --      1.28%          0.02%           1.26%(3)
Met/Franklin Mutual Shares
  Portfolio -- Class B...............     0.80%        0.25%       0.55%        --      1.60%          0.45%           1.15%(4)
Met/Franklin Templeton Founding
  Strategy Portfolio -- Class B......     0.05%        0.25%       0.08%     0.89%      1.27%          0.08%           1.19%(5)
Met/Templeton Growth Portfolio
  -- Class B.........................     0.70%        0.25%       0.59%        --      1.54%          0.47%           1.07%(6)
MFS(R) Research International
  Portfolio -- Class A...............     0.70%           --       0.07%        --      0.77%             --           0.77%
Oppenheimer Capital Appreciation
  Portfolio -- Class E...............     0.59%        0.15%       0.04%        --      0.78%             --           0.78%
PIMCO Inflation Protected Bond
  Portfolio -- Class E...............     0.49%        0.15%       0.04%        --      0.68%             --           0.68%
PIMCO Total Return Portfolio -- Class
  A..................................     0.48%           --       0.04%        --      0.52%             --           0.52%
RCM Technology Portfolio -- Class A..     0.88%           --       0.09%        --      0.97%             --           0.97%
SSgA Growth and Income ETF
  Portfolio -- Class E...............     0.33%        0.15%       0.08%     0.20%      0.76%          0.03%           0.73%(7)
SSgA Growth ETF Portfolio -- Class
  E..................................     0.33%        0.15%       0.08%     0.21%      0.77%          0.03%           0.74%(8)
T. Rowe Price Mid Cap Growth
  Portfolio -- Class A...............     0.75%           --       0.03%        --      0.78%             --           0.78%

                                                                                                 -----------------------------








                                                                         A-PPA-7

------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN FUND,
ANNUAL EXPENSES
for fiscal year ending December 31,
2008                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
Artio International Stock Portfolio
  -- Class A.........................     0.82%           --       0.13%        --      0.95%          0.03%           0.92%(9)
Barclays Capital Aggregate Bond Index
  Portfolio -- Class A...............     0.25%           --       0.04%        --      0.29%          0.01%           0.28%(10)
BlackRock Aggressive Growth Portfolio
  -- Class A.........................     0.72%           --       0.05%        --      0.77%             --           0.77%
BlackRock Bond Income Portfolio
  -- Class A.........................     0.38%           --       0.05%        --      0.43%          0.01%           0.42%(11)
BlackRock Diversified
  Portfolio -- Class A...............     0.45%           --       0.04%        --      0.49%             --           0.49%
BlackRock Large Cap Value
  Portfolio -- Class E...............     0.67%        0.15%       0.05%        --      0.87%             --           0.87%
BlackRock Legacy Large Cap Growth
  Portfolio -- Class E...............     0.73%        0.15%       0.05%        --      0.93%          0.01%           0.92%(12)
BlackRock Strategic Value
  Portfolio -- Class A...............     0.84%           --       0.05%        --      0.89%             --           0.89%
Davis Venture Value Portfolio
  -- Class A.........................     0.70%           --       0.03%        --      0.73%          0.04%           0.69%(13)
FI Mid Cap Opportunities
  Portfolio -- Class A...............     0.68%           --       0.07%        --      0.75%             --           0.75%
FI Value Leaders Portfolio -- Class
  E..................................     0.65%        0.15%       0.06%        --      0.86%             --           0.86%
Jennison Growth Portfolio -- Class
  A..................................     0.63%           --       0.04%        --      0.67%             --           0.67%
Loomis Sayles Small Cap Core
  Portfolio -- Class A...............     0.90%           --       0.06%        --      0.96%          0.05%           0.91%(14)
Loomis Sayles Small Cap Growth
  Portfolio -- Class A...............     0.90%           --       0.13%        --      1.03%          0.06%           0.97%(15)
Met/Artisan Mid Cap Value
  Portfolio -- Class A...............     0.81%           --       0.04%        --      0.85%             --           0.85%
MetLife Aggressive Allocation
  Portfolio -- Class A...............     0.10%           --       0.03%     0.72%      0.85%          0.03%           0.82%(16)
MetLife Conservative Allocation
  Portfolio -- Class A...............     0.10%           --       0.02%     0.56%      0.68%          0.02%           0.66%(16)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class A....     0.09%           --       0.01%     0.61%      0.71%             --           0.71%(16)
MetLife Mid Cap Stock Index
  Portfolio -- Class A...............     0.25%           --       0.08%        --      0.33%          0.01%           0.32%(10)
MetLife Moderate Allocation
  Portfolio -- Class A...............     0.07%           --          --     0.65%      0.72%             --           0.72%(16)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class A....     0.07%           --          --     0.68%      0.75%             --           0.75%(16)
MetLife Stock Index Portfolio
  -- Class A.........................     0.25%           --       0.04%        --      0.29%          0.01%           0.28%(10)
MFS(R) Total Return
  Portfolio -- Class E...............     0.53%        0.15%       0.05%        --      0.73%             --           0.73%
MFS(R) Value Portfolio -- Class A....     0.72%           --       0.08%        --      0.80%          0.07%           0.73%(17)
Morgan Stanley EAFE(R) Index
  Portfolio -- Class A...............     0.30%           --       0.12%     0.01%      0.43%          0.01%           0.42%(18)
Neuberger Berman Mid Cap Value
  Portfolio -- Class A...............     0.65%           --       0.04%        --      0.69%             --           0.69%
Oppenheimer Global Equity
  Portfolio -- Class A...............     0.52%           --       0.09%        --      0.61%             --           0.61%
Russell 2000(R) Index
  Portfolio -- Class A...............     0.25%           --       0.07%     0.01%      0.33%          0.01%           0.32%(10)
T. Rowe Price Large Cap Growth
  Portfolio -- Class A...............     0.60%           --       0.07%        --      0.67%             --           0.67%
T. Rowe Price Small Cap Growth
  Portfolio -- Class A...............     0.51%           --       0.08%        --      0.59%             --           0.59%
Western Asset Management Strategic
  Bond Opportunities
  Portfolio -- Class A...............     0.60%           --       0.05%        --      0.65%             --           0.65%
Western Asset Management U.S.
  Government Portfolio -- Class A....     0.48%           --       0.04%        --      0.52%             --           0.52%

                                                                                                 -----------------------------







* ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.



** NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.





1 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.






A-PPA-8

     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING AQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.10%.



2 OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



3 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.88% FOR THE CLASS A SHARES AND 1.14% FOR THE CLASS B SHARES.



4 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.



5 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS EQUALLY IN THREE OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST: THE MET/FRANKLIN INCOME PORTFOLIO, THE MET/FRANKLIN MUTUAL SHARES PORTFOLIO AND THE MET/TEMPLETON GROWTH PORTFOLIO. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.05%.



6 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.80%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.80% FOR THE CLASS A SHARES AND 1.05% FOR THE CLASS B SHARES.



7 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.



     THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



     OTHER EXPENSES INCLUDE 0.03% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



8 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.



     THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



     OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



9 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.



10 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.



11 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE PORTFOLIO'S AVERAGE DAILY NET ASSETS IN EXCESS OF $1 BILLION BUT LESS THAN $2 BILLION.



12 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.73% FOR THE FIRST $300 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.705% FOR THE NEXT $700 MILLION.



13 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.75% FOR THE FIRST $50 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.70% FOR THE NEXT $450 MILLION, 0.65% FOR THE NEXT $4 BILLION, AND 0.625% FOR AMOUNTS OVER $4.5 BILLION.



14 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $500 MILLION.



15 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $100 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $100 MILLION.



16 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST AND THE METROPOLITAN SERIES FUND, INC. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



     METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT NET OPERATING EXPENSES OF THE PORTFOLIO TO 0.10% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES, 0.35% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B SHARES AND 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS E SHARES.



17 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION, AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.



18 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.






                                                                         A-PPA-9

EXAMPLES

   The examples are intended to help you compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.





                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $932    $1,363    $1,800    $3,160
Minimum..............................................   $810    $  986    $1,138    $1,828




EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $288     $882    $1,500    $3,160
Minimum...............................................   $157     $486    $  838    $1,828



EXAMPLE 3.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;





A-PPA-10

  -  the underlying Portfolio earns a 5% annual return;
  -  you bear the Income Annuity Contract Fee; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $638    $1,232    $1,850    $3,510
Minimum..............................................   $507    $  836    $1,188    $2,178








                                                                        A-PPA-11

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.





A-PPA-12

METLIFE



Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.


METROPOLITAN LIFE SEPARATE ACCOUNT E


We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES


There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

The group Deferred Annuities and group Income Annuities are also available. They are offered to employers, associations, trusts or other groups for their employees, members or participants.





                                                                        A-PPA-13

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA such as the availability of a guaranteed income for life or the death benefit.


Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you either take all of your money out of the account or you elect "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

We no longer make this Deferred Annuity available, however, current contract owners may continue to make additional purchase payments.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Portfolios: BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and Income ETF Portfolios, which are Class E, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B, and American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C.






A-PPA-14

The investment choices are listed in alphabetical order (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk you assume will depend on the investment divisions you choose. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.





                                                                        A-PPA-15

EXCHANGE-TRADED FUNDS PORTFOLIOS


The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds," which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.






                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
         PORTFOLIO                   INVESTMENT OBJECTIVE               MANAGER
         ---------                   --------------------         -------------------
     AMERICAN FUNDS(R)
American Funds Bond Fund      Seeks to maximize current income    Capital Research
                              and preserve capital by investing   and Management
                              primarily in fixed-income           Company
                              securities.
American Funds Global Small   Seeks capital appreciation          Capital Research
  Capitalization Fund         through stocks.                     and Management
                                                                  Company
American Funds Growth Fund    Seeks capital appreciation          Capital Research
                              through stocks.                     and Management
                                                                  Company
American Funds Growth-        Seeks both capital appreciation     Capital Research
  Income Fund                 and income.                         and Management
                                                                  Company
   MET INVESTORS FUND(#)
American Funds Balanced       Seeks a balance between a high      MetLife Advisers,
  Allocation Portfolio        level of current income and         LLC
                              growth of capital with a greater
                              emphasis on growth of capital.
American Funds Growth         Seeks growth of capital.            MetLife Advisers,
  Allocation Portfolio                                            LLC
American Funds Moderate       Seeks a high total return in the    MetLife Advisers,
  Allocation Portfolio        form of income and growth of        LLC
                              capital, with a greater emphasis
                              on income.
BlackRock Large Cap Core      Seeks long-term capital growth.     MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Clarion Global Real Estate    Seeks to provide total return       MetLife Advisers,
  Portfolio                   through investment in real estate   LLC
                              securities, emphasizing both        Sub-Investment
                              capital appreciation and current    Manager: ING
                              income.                             Clarion Real Estate
                                                                  Securities, L.P.
Harris Oakmark                Seeks long-term capital             MetLife Advisers,
  International Portfolio     appreciation.                       LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.
Janus Forty Portfolio         Seeks capital appreciation.         MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: Janus
                                                                  Capital Management
                                                                  LLC
Lazard Mid Cap Portfolio      Seeks long-term growth of           MetLife Advisers,
                              capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Lazard
                                                                  Asset Management
                                                                  LLC
Legg Mason Partners           Seeks capital appreciation.         MetLife Advisers,
  Aggressive Growth                                               LLC
  Portfolio                                                       Sub-Investment
                                                                  Manager:
                                                                  ClearBridge
                                                                  Advisors, LLC
Legg Mason Value Equity       Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Legg Mason
                                                                  Capital Management.
                                                                  Inc.





A-PPA-16

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
         PORTFOLIO                   INVESTMENT OBJECTIVE               MANAGER
         ---------                   --------------------         -------------------
Lord Abbett Bond Debenture    Seeks high current income and the   MetLife Advisers,
  Portfolio                   opportunity for capital             LLC
                              appreciation to produce a high      Sub-Investment
                              total return.                       Manager: Lord,
                                                                  Abbett & Co. LLC
Met/AIM Small Cap Growth      Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Invesco
                                                                  Aim Capital
                                                                  Management, Inc.
Met/Franklin Income           Seeks to maximize income while      MetLife Advisers,
  Portfolio                   maintaining prospects for capital   LLC
                              appreciation.                       Sub-Investment
                                                                  Manager: Franklin
                                                                  Advisers, Inc.
Met/Franklin Mutual Shares    Seeks capital appreciation, which   MetLife Advisers,
  Portfolio                   may occasionally be short-term.     LLC
                              The Portfolio's secondary           Sub-Investment
                              investment objective is income.     Manager: Franklin
                                                                  Mutual Advisers,
                                                                  LLC
Met/Franklin Templeton        Seeks capital appreciation and      MetLife Advisers,
  Founding Strategy           secondarily seeks income.           LLC
  Portfolio
Met/Templeton Growth          Seeks long-term capital growth.     MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: Templeton
                                                                  Global Advisors
                                                                  Limited
MFS(R) Research               Seeks capital appreciation.         MetLife Advisers,
  International Portfolio                                         LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Oppenheimer Capital           Seeks capital appreciation.         MetLife Advisers,
  Appreciation Portfolio                                          LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
PIMCO Inflation Protected     Seeks to provide maximum real       MetLife Advisers,
  Bond Portfolio              return, consistent with             LLC
                              preservation of capital and         Sub-Investment
                              prudent investment management.      Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
PIMCO Total Return            Seeks maximum total return,         MetLife Advisers,
  Portfolio                   consistent with the preservation    LLC
                              of capital and prudent investment   Sub-Investment
                              management.                         Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
RCM Technology Portfolio      Seeks capital appreciation; no      MetLife Advisers,
                              consideration is given to income.   LLC
                                                                  Sub-Investment
                                                                  Manager: RCM
                                                                  Capital Management
                                                                  LLC
SSgA Growth and Income ETF    Seeks growth of capital and         MetLife Advisers,
  Portfolio                   income.                             LLC
                                                                  Sub-Investment
                                                                  Manager: SSgA Funds
                                                                  Management, Inc.
SSgA Growth ETF Portfolio     Seeks growth of capital.            MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: SSgA Funds
                                                                  Management, Inc.
T. Rowe Price Mid Cap         Seeks long-term growth of           MetLife Advisers,
  Growth Portfolio            capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
METROPOLITAN  FUND
Artio International Stock     Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Artio
                                                                  Global Management,
                                                                  LLC
Barclays Capital Aggregate    Seeks to equal the performance of   MetLife Advisers,
  Bond Index Portfolio        the Barclays Capital U.S.           LLC
                              Aggregate Bond Index.               Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC






                                                                        A-PPA-17

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
         PORTFOLIO                   INVESTMENT OBJECTIVE               MANAGER
         ---------                   --------------------         -------------------
BlackRock Aggressive Growth   Seeks maximum capital               MetLife Advisers,
  Portfolio                   appreciation.                       LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Bond Income         Seeks a competitive total return    MetLife Advisers,
  Portfolio                   primarily from investing in         LLC
                              fixed-income securities.            Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Diversified         Seeks high total return while       MetLife Advisers,
  Portfolio                   attempting to limit investment      LLC
                              risk and preserve capital.          Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Large Cap Value     Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Legacy Large Cap    Seeks long-term growth of           MetLife Advisers,
  Growth Portfolio            capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Strategic Value     Seeks high total return,            MetLife Advisers,
  Portfolio                   consisting principally of capital   LLC
                              appreciation.                       Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Davis Venture Value           Seeks growth of capital.            MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: Davis
                                                                  Selected Advisers,
                                                                  L.P.
FI Mid Cap Opportunities      Seeks long-term growth of           MetLife Advisers,
  Portfolio                   capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
FI Value Leaders Portfolio    Seeks long-term growth of           MetLife Advisers,
                              capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
Jennison Growth Portfolio     Seeks long-term growth of           MetLife Advisers,
                              capital.                            LLC
                                                                  Sub-Investment
                                                                  Manager: Jennison
                                                                  Associates LLC
Loomis Sayles Small Cap       Seeks long-term capital growth      MetLife Advisers,
  Core Portfolio              from investments in common stocks   LLC
                              or other equity securities.         Sub-Investment
                                                                  Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
Loomis Sayles Small Cap       Seeks long-term capital growth.     MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
Met/Artisan Mid Cap Value     Seeks long-term capital growth.     MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: Artisan
                                                                  Partners Limited
                                                                  Partnership
MetLife Aggressive            Seeks growth of capital.            MetLife Advisers,
  Allocation Portfolio                                            LLC
MetLife Conservative          Seeks high level of current         MetLife Advisers,
  Allocation Portfolio        income, with growth of capital as   LLC
                              a secondary objective.
MetLife Conservative to       Seeks high total return in the      MetLife Advisers,
  Moderate Allocation         form of income and growth of        LLC
  Portfolio                   capital, with a greater emphasis
                              on income.
MetLife Mid Cap Stock Index   Seeks to equal the performance of   MetLife Advisers,
  Portfolio                   the Standard & Poor's Mid Cap       LLC
                              400(R) Composite Stock Price        Sub-Investment
                              Index.                              Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MetLife Moderate Allocation   Seeks a balance between a high      MetLife Advisers,
  Portfolio                   level of current income and         LLC
                              growth of capital, with a greater
                              emphasis on growth of capital.
MetLife Moderate to           Seeks growth of capital.            MetLife Advisers,
  Aggressive Allocation                                           LLC
  Portfolio






A-PPA-18

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
         PORTFOLIO                   INVESTMENT OBJECTIVE               MANAGER
         ---------                   --------------------         -------------------
MetLife Stock Index           Seeks to equal the performance of   MetLife Advisers,
  Portfolio                   the Standard & Poor's 500(R)        LLC
                              Composite Stock Price Index.        Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MFS(R) Total Return           Seeks a favorable total return      MetLife Advisers,
  Portfolio                   through investment in a             LLC
                              diversified portfolio.              Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
MFS(R) Value Portfolio        Seeks capital appreciation.         MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Morgan Stanley EAFE(R)        Seeks to equal the performance of   MetLife Advisers,
  Index Portfolio             the MSCI EAFE(R) Index.             LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
Neuberger Berman Mid Cap      Seeks capital growth.               MetLife Advisers,
  Value Portfolio                                                 LLC
                                                                  Sub-Investment
                                                                  Manager: Neuberger
                                                                  Berman Management
                                                                  LCC
Oppenheimer Global Equity     Seeks capital appreciation.         MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
Russell 2000(R) Index         Seeks to equal the return of the    MetLife Advisers,
  Portfolio                   Russell 2000(R) Index.              LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
T. Rowe Price Large Cap       Seeks long-term growth of capital   MetLife Advisers,
  Growth Portfolio            and, secondarily, dividend          LLC
                              income.                             Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
T. Rowe Price Small Cap       Seeks long-term capital growth.     MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
Western Asset Management      Seeks to maximize total return      MetLife Advisers,
  Strategic Bond              consistent with preservation of     LLC
  Opportunities Portfolio     capital.                            Sub-Investment
                                                                  Manager: Western
                                                                  Asset Management
                                                                  Company
Western Asset Management      Seeks to maximize total return      MetLife Advisers,
  U.S. Government Portfolio   consistent with preservation of     LLC
                              capital and maintenance of          Sub-Investment
                              liquidity.                          Manager: Western
                                                                  Asset Management
                                                                  Company





# Prior to May 1, 2009, Met Advisory, LLC was the investment manager of Met Investors Fund. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment manager of the Met Investors Fund.


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

* We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of




                                                                        A-PPA-19
these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund and American Funds(R).


In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the investment manager makes a profit with respect to the investment management fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.





A-PPA-20

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities and Income Annuities.")

DEFERRED ANNUITIES

This Prospectus describes the following Deferred Annuities under which you can accumulate money:

  * Non-Qualified

  * Traditional IRAs (Individual Retirement Annuities)

  * Roth IRAs (Roth Individual Retirement Annuities)

  * SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)

  * SEPs (Simplified Employee Pensions)

These Deferred Annuities may be issued either to you as an individual or to a group (in which case you are then a participant under the group's Deferred Annuity). Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how you may be affected.





                                                                        A-PPA-21

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. These investment strategies are available to you without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth Division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your Contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Barclays Capital Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.





A-PPA-22

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, purchase payments through debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for you. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for you.

ELECTRONIC APPLICATIONS

When circumstances permit, we may be able to electronically submit your complete initial application to your MetLife Designated Office. If you elect to use this process, our local office or your sales representative will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your MetLife Designated Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your MetLife Designated Office in order to credit and value the purchase payment.

We may do this if:

* The electronic purchase payment is received at your MetLife Designated Office and accompanied by a properly completed electronic application record; and

* Your money, application and other documentation are received in good order at your MetLife Designated Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your MetLife Designated Office the business day following its transmission by the sales representative or local office.

  If, however, your purchase payment and paper copy of the application are received at your MetLife Designated Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

* Federal tax laws;





                                                                        A-PPA-23

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance; and

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

* Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

$500    =  50 accumulation units
----
 $10



CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

            $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

             $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

* The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and





A-PPA-24

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

* Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation




                                                                        A-PPA-25
activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation programs described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from




A-PPA-26
intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

* The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to income taxes, tax penalties and early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.





                                                                        A-PPA-27

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be take out pro-rata from the Fixed Interest Account and any investment divisions in which you have an Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.





A-PPA-28

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you are not enrolled in the check-o-matic or automatic payroll deduction programs.

* For the SIMPLE IRA Deferred Annuity, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you do not make a purchase payment during the Contract Year.

CHARGES
There are two types of charges you pay while you have money in an investment division:

* Insurance-related charge, and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the early withdrawal charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while you have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).





                                                                        A-PPA-29

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. The early withdrawal charge does not apply in certain situations or upon the occurrence of certain events or circumstances. Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the early withdrawal charge. We will treat your request as a request for a full




A-PPA-30
withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:




                      During Purchase Payment Year

Year           1      2      3      4      5      6      7     8 & Later

Percentage     7%     6%     5%     4%     3%     2%     1%        0%




The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make within your Deferred Annuity among investment divisions and transfers to or from the Fixed Interest Account.

* On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Balance that equals the "step up" portion of the death benefit.

* If you withdraw up to 10% of your Account Balance in a Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy
  Section 72(t) requirements under the Internal Revenue Code.

* Because you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.


* Subject to availability in your state, if the early withdrawal charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) you transfer your total Account Balance to certain eligible contracts issued by MetLife or one of its affiliated companies and we agree.






                                                                        A-PPA-31

* If your Contract provides for this, on your first withdrawal to which an early withdrawal charge would otherwise apply, and either you or your spouse:

  - Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

  - Is diagnosed with a terminal illness and not expected to live more than a year.

* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

* Amounts transferred before January 1, 1996:

  We credit your transfer amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract:




                 During Purchase Payment Year

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%




* Amounts transferred on or after January 1, 1996:

  - For certain contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original Contract:




                      After the Transfer

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%



  - If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

FREE LOOK
You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary




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depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

Presently, MetLife offers another deferred annuity which has different features and different charges and expenses than the Deferred Annuity. Currently, MetLife is offering holders of the Deferred Annuity the ability to exchange the Deferred Annuity for this other deferred annuity, if certain criteria are met and if we believe the exchange is appropriate. The exchange offer is not approved in all states. Those contractholders who are interested in receiving more information about the exchange offer should contact their representative.

DEATH BENEFIT
One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

* Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

* The total of all of your purchase payments less any partial withdrawals.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.



Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable early withdrawal charges will be assessed against future withdrawals.



Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second




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

death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.


TOTAL CONTROL ACCOUNT


The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states. Please be aware that once your Contract is annuitized you are ineligible to receive the Death Benefit you have selected.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

* A fixed dollar payment or a variable payment; and

* A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.


By the date specified in your Contract, if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.





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Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase. We no longer offer the Income Annuities.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuities are no longer available.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If you annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*  Non-Qualified                     *  Roth IRA                          *  SIMPLE IRA
*  Traditional IRA                   *  SEP IRA


If you have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, ROTH IRAs, 401(k)s, Keoghs, 401(a)s, 403(a)s, 403(b)s or 457s or SIMPLE IRAs after two years), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.

Many times, the Owner and the Annuitant are the same person.


Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime





                                                                        A-PPA-35

Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. Due to underwriting or Internal Revenue Code considerations, the choice of percentage reductions and/or the duration of the guarantee period may be limited.

When deciding how to receive income, consider:

* The amount of income you need;

* The amount you expect to receive from other sources;

* The growth potential of other investments; and

* How long you would like your income to last.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to administrative, underwriting or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited under Lifetime Income Annuity for Two income payment types. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when




A-PPA-36
the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.

ALLOCATION
You decide what portion of your income payment is allocated to each of the variable investment divisions.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS


Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the (AIR), your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income






                                                                        A-PPA-37

Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer a 3% and 4% AIR. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

* Then, we divide by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

* Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

You can reallocate among the investment divisions or the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate amounts from the Fixed Income Option to the investment divisions.

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

For us to process a reallocation, you must tell us:

* The percentage of the income payment to be reallocated;





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

* The investment divisions from which you want the income payment to be reallocated; and

* The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

* First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

* Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

* Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

* Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the




                                                                        A-PPA-39
underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons




A-PPA-40
who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income




                                                                        A-PPA-41

Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

* Insurance-related charge; and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities (Class B and Class 2) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the




A-PPA-42
corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK
You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.

GENERAL INFORMATION


ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

* After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days




                                                                        A-PPA-43
to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

* Account Balance

* Unit Values

* Current rates for the Fixed Interest Account

* Transfers

* Changes to investment strategies

* Changes in the allocation of future purchase payments.

For your Deferred Annuity in the pay-out phase or Income Annuity, you may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.





A-PPA-44

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

MISSTATEMENT


We may require proof of age or sex (where permitted) of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's, or beneficiary's life. If the age or sex (where permitted) of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age and sex (where permitted).


Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.





                                                                        A-PPA-45

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
W e periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as




A-PPA-46
a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

* To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.





                                                                        A-PPA-47

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity at your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

* The shares for which voting instructions are received, and

* The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES
MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.





A-PPA-48

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payment for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities and Income Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.





                                                                        A-PPA-49

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firms provides in connection with the distribution of the Contracts.

These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.





A-PPA-50

FINANCIAL STATEMENTS



Our financial statements and the financial statements of the Separate Account have been included in the SAI.


WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under (the "1994 Code"). Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult





                                                                        A-PPA-51
with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL
Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.





A-PPA-52

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                Type of Contract
                                        --------------------------------
                                           Non-         Trad.       Roth       SIMPLE
                                        Qualified        IRA         IRA        IRA*        SEP
                                        ---------       -----       ----       ------       ---
In a series of substantially
equal payments made annually (or
more frequently) for life or life
expectancy (SEPP)                           x             x           x           x          x
After you die                               x             x           x           x          x
After you become totally disabled
(as defined in the Code)                    x             x           x           x          x
To pay deductible medical
expenses                                                  x           x           x          x
To pay medical insurance premiums
if you are unemployed                                     x           x           x          x
For qualified higher education
expenses, or                                              x           x           x          x
For qualified first time home
purchases up to $10,000                                   x           x           x          x
After December 31, 1999 for IRS
levies                                                    x           x           x          x
Certain immediate income
annuities providing a series of
substantially equal periodic
payments made annually (or more
frequently) over the specified
payment period                              x


 (*) For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.





                                                                        A-PPA-53

* Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


* The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchange") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or income payments are made from either contract involved in the partial exchange within a period of twelve months following transfers. Certain exception may apply. Consult your own independent tax advisor prior to a partial exchange.


* Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

* Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expenses. Certain income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.





A-PPA-54

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor




                                                                        A-PPA-55
as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.





A-PPA-56

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

* Possible taxation as if you were the contract owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPs]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance, which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working




                                                                        A-PPA-57
spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.


* Individuals age 50 or older can make an additional "catch-up" purchase payment (assuming the individual has sufficient compensation).


* If you are an active participant in a retirement plan of an employer, your contributions may be limited.

* Purchase payments in excess of these amounts may be subject to a penalty tax.

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.


Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving Annuity Payments under your Contract. The RMD rules are complex, so consult with your tax adviser before waiving your 2009 RMD payment.


In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should




A-PPA-58
consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).


Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements for IRAs section for additional information).


If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

ROLLOVERS INTO YOUR SIMPLE IRA.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.

ROLLOVERS FROM YOUR SIMPLE IRA.



Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.





                                                                        A-PPA-59

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation).


You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.


Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b), 401(a) and 457(b) plans of a state or local governmental employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover.

If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

* The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

* The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.





A-PPA-60

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, or an eligible retirement plan (other a designated Roth account) on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.


* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION


You may convert/rollover an existing Traditional IRA or an eligible retirement plan (other a designated Roth account) to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.



If you are married but file separately, you may not convert a Traditional IRA or an eligible retirement plan (other a designated Roth account) to a ROTH IRA.



The above income limit and filing status restruction will not apply for tax years beginning in 2010.



Except to the extent you have non-deductible contributions, the amount converted from an existing IRA or an eligible retirement plan (other a designated Roth IRA account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)



For conversions occurring in 2010, the amount converted into a Roth IRA may be included in your taxable income ratably over 2011 and 2012 and does not have to be included in your taxable income in 2010.


Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the account value at date of conversion.


Unless you elect otherwise, amounts converted from a Traditional IRA or an eligible retirement plan (other a designated Roth account) to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.


If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note, as previously mentioned, certain required minimum distributions are waived for 2009. Consult your tax advisor prior to waiving your 2009 RMD.






                                                                        A-PPA-61

Note that where payments under a Roth Income Annuity have begun prior to your death, the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.





A-PPA-62

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                                                                          IRA, SIMPLE
                                                                Non-Qualified             IRA and SEP
                                                             Deferred Annuities     Deferred Annuities and
                                                                 and Income            Qualified Income
                                                                  Annuities              Annuities(1)
                                                             ------------------     ----------------------
California..............................................            2.35%                     0.5%
Florida.................................................             1.0%                     1.0%(2)
Maine...................................................             2.0%                      --
Nevada..................................................             3.5%                      --
Puerto Rico.............................................             1.0%                     1.0%
South Dakota(3).........................................            1.25%                      --
West Virginia...........................................             1.0%                     1.0%
Wyoming.................................................             1.0%                      --





---------
1 PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."

2 ANNUITY PREMIUMS ARE EXEMPT FROM TAXATION PROVIDED THE TAX SAVINGS ARE PASSED BACK TO THE CONTRACT HOLDERS. OTHERWISE, THEY ARE TAXABLE AT 1%.


3 SPECIAL RATE APPLIES FOR LARGE CASE ANNUITY POLICIES. RATE IS 8/100 OF 1% FOR THAT PORTION OF THE ANNUITY CONSIDERATIONS RECEIVED ON A CONTRACT EXCEEDING $500,000 ANNUALLY. SPECIAL RATE ON LARGE CASE POLICIES IS NOT SUBJECT TO RETALIATION.






                                                                        A-PPA-63

APPENDIX A-1



The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.



PORTFOLIO MERGER




              FORMER PORTFOLIO                                 NEW PORTFOLIO
-------------------------------------------     -------------------------------------------
METROPOLITAN FUND                               METROPOLITAN FUND
  FI Large Cap Portfolio                          BlackRock Legacy Large Cap Growth
                                                  Portfolio




PORTFOLIO NAME CHANGES




                FORMER NAME                                       NEW NAME
-------------------------------------------     -------------------------------------------
MET INVESTORS FUND                              MET INVESTORS FUND
  Cyclical Growth and Income ETF Portfolio        SSgA Growth and Income ETF Portfolio
  Cyclical Growth ETF Portfolio                   SSgA Growth ETF Portfolio
METROPOLITAN FUND                               METROPOLITAN FUND
  Franklin Templeton Small Cap Growth             Loomis Sayles Small Cap Growth Portfolio
  Portfolio
  Harris Oakmark Focused Value Portfolio          Met/Artisan Mid Cap Value Portfolio
  Julius Baer International Stock Portfolio       Artio International Stock Portfolio
  Lehman Brothers(R) Aggregate Bond Index         Barclays Capital Aggregate Bond Index
  Portfolio                                       Portfolio
  Loomis Sayles Small Cap Portfolio               Loomis Sayles Small Cap Core Portfolio








A-PPA-64

APPENDIX B

 ACCUMULATION UNIT VALUES (IN DOLLARS)
This table shows fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).



-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Division -- Class C(e)......................     2008       $ 10.00        $  7.01               639

American Funds Bond Division -- Class 2(n)....     2006         15.03          15.80               836
                                                   2007         15.80          16.12             2,210
                                                   2008         16.12          14.43             1,475

American Funds Global Small Capitalization
  Division -- Class 2(h)......................     2001         14.94          13.62               549
                                                   2002         13.62          10.89             1,291
                                                   2003         10.89          16.52             2,335
                                                   2004         16.52          19.72             3,455
                                                   2005         19.72          24.41             4,904
                                                   2006         24.41          29.92             5,888
                                                   2007         29.92          35.88             6,596
                                                   2008         35.88          16.47             5,184

American Funds Growth Allocation
  Division -- Class C(e)......................     2008          9.99           6.36               428

American Funds Growth Division -- Class 2(h)..     2001        138.68         118.11               382
                                                   2002        118.11          88.12               925
                                                   2003         88.12         119.07             1,483
                                                   2004        119.07         132.29             1,843
                                                   2005        132.29         151.82             2,086
                                                   2006        151.82         165.27             2,172
                                                   2007        165.27         183.38             2,075
                                                   2008        183.38         101.48             1,819

American Funds Growth-Income Division Class
  2(h)........................................     2001         90.87          87.85               403
                                                   2002         87.85          70.84             1,163
                                                   2003         70.84          92.66             1,753
                                                   2004         92.66         101.01             2,228
                                                   2005        101.01         105.58             2,335
                                                   2006        105.58         120.14             2,349
                                                   2007        120.14         124.63             2,240
                                                   2008        124.63          76.50             1,886






                                                                        A-PPA-65

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

American Funds Moderate Allocation
  Division -- Class C(e)......................     2008       $ 10.01        $  7.69               672

BlackRock Aggressive Growth Division..........     1999         28.12          37.00            31,947
                                                   2000         37.00          33.76            33,047
                                                   2001         33.76          25.42            31,088
                                                   2002         25.42          17.89            27,173
                                                   2003         17.89          24.88            25,242
                                                   2004         24.88          27.76            22,464
                                                   2005         27.76          30.35            19,773
                                                   2006         30.35          31.99            17,109
                                                   2007         31.99          38.10            14,889
                                                   2008         38.10          20.42            13,191

BlackRock Bond Income Division(c).............     1999         19.33          18.65            18,530
                                                   2000         18.65          20.49            16,395
                                                   2001         20.49          21.92            18,444
                                                   2002         21.92          23.45            17,572
                                                   2003         23.45          24.52            15,375
                                                   2004         24.52          25.29            13,470
                                                   2005         25.29          25.58            12,155
                                                   2006         25.58          26.38            10,383
                                                   2007         26.38          27.69             8,979
                                                   2008         27.69          26.41             7,220

BlackRock Diversified Division................     1999         27.04          29.04            75,121
                                                   2000         29.04          28.98            75,252
                                                   2001         28.98          26.80            66,376
                                                   2002         26.80          22.80            53,835
                                                   2003         22.80          27.15            48,137
                                                   2004         27.15          29.10            42,486
                                                   2005         29.10          29.62            36,986
                                                   2006         29.62          32.33            31,232
                                                   2007         32.33          33.82            26,632
                                                   2008         33.82          25.12            21,582

BlackRock Large Cap Core Division*(o).........     2007         37.61          38.04            23,220
                                                   2008         38.04          23.62            19,811






A-PPA-66

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust).................     1999       $ 34.30        $ 40.13            64,028
                                                   2000         40.13          37.19            62,978
                                                   2001         37.19          30.48            57,299
                                                   2002         30.48          22.24            47,428
                                                   2003         22.24          28.61            42,944
                                                   2004         28.61          31.32            37,879
                                                   2005         31.32          32.05            32,659
                                                   2006         32.05          36.12            27,458
                                                   2007         36.12          37.93                 0

BlackRock Large Cap Value Division -- Class
  E(f)........................................     2002         10.00           7.93               283
                                                   2003          7.93          10.60               856
                                                   2004         10.60          11.87             1,486
                                                   2005         11.87          12.39             1,365
                                                   2006         12.39          14.59             3,032
                                                   2007         14.59          14.88             2,963
                                                   2008         14.88           9.54             2,500

BlackRock Legacy Large Cap Growth
  Division -- Class E(k)......................     2004         10.07          11.06               130
                                                   2005         11.06          11.67               248
                                                   2006         11.67          11.99               399
                                                   2007         11.99          14.03               686
                                                   2008         14.03           8.78               923

BlackRock Strategic Value Division(a).........     2000         10.00          12.24             4,095
                                                   2001         12.24          14.03            14,485
                                                   2002         14.03          10.90            18,439
                                                   2003         10.90          16.16            18,573
                                                   2004         16.16          18.41            18,477
                                                   2005         18.41          18.94            16,020
                                                   2006         18.94          21.84            13,598
                                                   2007         21.84          20.82            11,482
                                                   2008         20.82          12.67             9,126

Clarion Global Real Estate Division -- Class
  E(k)........................................     2004          9.99          12.86             1,461
                                                   2005         12.86          14.41             3,143
                                                   2006         14.41          19.58             5,319
                                                   2007         19.58          16.47             3,834
                                                   2008         16.47           9.48             3,084






                                                                        A-PPA-67

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Davis Venture Value Division(a)...............     2000       $ 30.19        $ 30.79               916
                                                   2001         30.79          27.01             2,072
                                                   2002         27.01          22.31             2,269
                                                   2003         22.31          28.84             2,514
                                                   2004         28.84          32.01             3,050
                                                   2005         32.01          34.87             3,698
                                                   2006         34.87          39.46             3,990
                                                   2007         39.46          40.76             3,839
                                                   2008         40.76          24.41             3,308

FI Large Cap Division -- Class E..............     2006         17.52          17.75                45
                                                   2007         17.75          18.19                73
                                                   2008         18.19           9.90                89

FI Mid Cap Opportunities Division(j)..........     1999         17.19          37.85            44,078
                                                   2000         37.85          25.71            57,544
                                                   2001         25.71          15.91            52,016
                                                   2002         15.91          11.16            42,960
                                                   2003         11.16          14.83            38,319
                                                   2004         14.83          17.16            34,048
                                                   2005         17.16          18.13            29,784
                                                   2006         18.13          20.03            25,415
                                                   2007         20.03          21.43            21,648
                                                   2008         21.43           9.46            19,350

FI Value Leaders Division -- Class E(f).......     2002         23.06          19.03                40
                                                   2003         19.03          23.83               175
                                                   2004         23.83          26.72               294
                                                   2005         26.72          29.18               561
                                                   2006         29.18          32.21               728
                                                   2007         32.21          33.09               576
                                                   2008         33.09          19.93               444






A-PPA-68

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Franklin Templeton Small Cap Growth
  Division(h).................................     2001       $ 10.00        $  8.80               769
                                                   2002          8.80           6.27             1,420
                                                   2003          6.27           8.98             2,000
                                                   2004          8.98           9.88             1,935
                                                   2005          9.88          10.22             1,816
                                                   2006         10.22          11.10             1,738
                                                   2007         11.10          11.46             1,448
                                                   2008         11.46           6.66             1,171

Harris Oakmark Focused Value Division(h)......     2001         23.96          26.80             2,799
                                                   2002         26.80          24.13             5,043
                                                   2003         24.13          31.61             5,303
                                                   2004         31.61          34.32             5,348
                                                   2005         34.32          37.28             5,416
                                                   2006         37.28          41.41             4,400
                                                   2007         41.41          38.10             3,630
                                                   2008         38.10          20.32             2,860

Harris Oakmark International Division -- Class
  E(f)........................................     2002         10.60           8.85                42
                                                   2003          8.85          11.82               594
                                                   2004         11.82          14.09             1,793
                                                   2005         14.09          15.90             3,247
                                                   2006         15.90          20.26             4,690
                                                   2007         20.26          19.81             4,338
                                                   2008         19.81          11.57             2,947

Janus Forty Division -- Class E(b)............     2007        155.59         191.21                69
                                                   2008        191.21         109.63               221

Jennison Growth Division......................     2005          4.12           4.98             5,029
                                                   2006          4.98           5.05             4,487
                                                   2007          5.05           5.57             3,673
                                                   2008          5.57           3.50             3,172






                                                                        A-PPA-69

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Jennison Growth Division (formerly Met/Putnam
  Voyager Division)(a)(i).....................     2000       $  9.81        $  7.24             2,554
                                                   2001          7.24           4.94             5,531
                                                   2002          4.94           3.47             5,941
                                                   2003          3.47           4.31             6,162
                                                   2004          4.31           4.47             5,450
                                                   2005          4.47           4.08             2,161

Julius Baer International Stock Division......     1999         16.07          18.48            13,055
                                                   2000         18.48          16.41            13,978
                                                   2001         16.41          12.87            13,983
                                                   2002         12.87          10.48            13,034
                                                   2003         10.48          13.26            11,724
                                                   2004         13.26          15.48            10,579
                                                   2005         15.48          18.04             9,759
                                                   2006         18.04          20.76             9,148
                                                   2007         20.76          22.62             8,331
                                                   2008         22.62          12.48             7,317

Lazard Mid Cap Division -- Class E(f).........     2002         11.41           9.70               341
                                                   2003          9.70          12.10               799
                                                   2004         12.10          13.68               970
                                                   2005         13.68          14.62             1,005
                                                   2006         14.62          16.57               995
                                                   2007         16.57          15.94             1,142
                                                   2008         15.94           9.72               826

Legg Mason Partners Aggressive Growth
  Division(g)(h)..............................     2001         10.03           7.78             1,020
                                                   2002          7.78           5.33             1,506
                                                   2003          5.33           6.82             1,648
                                                   2004          6.82           7.33             1,574
                                                   2005          7.33           8.24             1,656
                                                   2006          8.24           8.01             1,614
                                                   2007          8.01           8.12             1,369
                                                   2008          8.12           4.89             1,212

Legg Mason Value Equity.......................     2006          9.61          10.33             1,119
                                                   2007         10.33           9.62               969
                                                   2008          9.62           4.33               896






A-PPA-70

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Legg Mason Value Equity (formerly MFS(R)
  Investors Trust Division)(l)................     2001       $  9.39        $  8.35               493
                                                   2002          8.35           6.58               795
                                                   2003          6.58           7.92               847
                                                   2004          7.92           8.71             1,131
                                                   2005          8.71           9.22             1,085
                                                   2006          9.22           9.66             1,085

Lehman Brothers(R) Aggregate Bond Index
  Division....................................     1999         10.11           9.85             7,736
                                                   2000          9.85          10.84            11,151
                                                   2001         10.84          11.51            17,518
                                                   2002         11.51          12.53            20,055
                                                   2003         12.53          12.82            20,050
                                                   2004         12.82          13.18            22,529
                                                   2005         13.18          13.29            21,998
                                                   2006         13.29          13.67            20,187
                                                   2007         13.67          14.42            18,228
                                                   2008         14.42          15.10            12,890

Loomis Sayles Small Cap Division(a)...........     2000         25.78          25.52               353
                                                   2001         25.52          22.98               654
                                                   2002         22.98          17.80               759
                                                   2003         17.80          24.00               811
                                                   2004         24.00          27.58               827
                                                   2005         27.58          29.13               863
                                                   2006         29.13          33.58             1,062
                                                   2007         33.58          37.11             1,141
                                                   2008         37.11          23.49               946

Lord Abbett Bond Debenture Division(d)........     1999          9.59          11.16             4,708
                                                   2000         11.16          10.92             5,292
                                                   2001         10.92          10.64             5,375
                                                   2002         10.64          10.65             4,921
                                                   2003         10.65          12.57             5,370
                                                   2004         12.57          13.46             5,243
                                                   2005         13.46          13.54             5,165
                                                   2006         13.54          14.62             5,043
                                                   2007         14.62          15.43             4,832
                                                   2008         15.43          12.43             3,676






                                                                        A-PPA-71

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Met/AIM Small Cap Growth Division -- Class
  E(f)........................................     2002       $ 11.24        $  8.51               129
                                                   2003          8.51          11.68               317
                                                   2004         11.68          12.30               323
                                                   2005         12.30          13.17               359
                                                   2006         13.17          14.87               412
                                                   2007         14.87          16.33               483
                                                   2008         16.33           9.88               408

Met/Franklin Income Division -- Class B(e)....     2008          9.99           7.99               115

Met/Franklin Mutual Shares Division -- Class
  B(e)........................................     2008          9.99           6.60                74

Met/Franklin Templeton Founding Strategy
  Division -- Class B(e)......................     2008          9.99           7.04               124

Met/Templeton Growth Division -- Class B(e)...     2008          9.99           6.57                13

MetLife Mid Cap Stock Index Division -- Class
  B(a)........................................     2000         10.00          10.62             5,492
                                                   2001         10.62          10.36             8,076
                                                   2002         10.36           8.71            10,595
                                                   2003          8.71          11.61            11,375
                                                   2004         11.61          13.30             9,542
                                                   2005         13.30          14.75             9,545
                                                   2006         14.75          16.04             9,101
                                                   2007         16.04          17.08             8,404
                                                   2008         17.08          10.76             7,317

MetLife Stock Index Division..................     1999         37.08          44.24            79,701
                                                   2000         44.24          39.61            83,774
                                                   2001         39.61          34.36            80,859
                                                   2002         34.36          26.36            73,948
                                                   2003         26.36          33.38            69,957
                                                   2004         33.38          36.44            67,005
                                                   2005         36.44          37.66            61,189
                                                   2006         37.66          42.95            53,415
                                                   2007         42.95          44.63            46,793
                                                   2008         44.63          27.73            41,165






A-PPA-72

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

MFS(R) Research International Division(h).....     2001       $ 10.00        $  8.73               408
                                                   2002          8.73           7.62               830
                                                   2003          7.62           9.96               972
                                                   2004          9.96          11.77             1,281
                                                   2005         11.77          13.58             1,544
                                                   2006         13.58          17.02             3,004
                                                   2007         17.02          19.10             3,266
                                                   2008         19.10          10.89             3,093

MFS(R) Total Return Division -- Class E(k)....     2004         10.04          10.93               541
                                                   2005         10.93          11.12             1,421
                                                   2006         11.12          12.30             1,656
                                                   2007         12.30          12.66             1,844
                                                   2008         12.66           9.72             1,503

MFS(R) Value Division.........................     1999          9.71           8.93             3,630
                                                   2000          8.93           9.91             4,947
                                                   2001          9.91          11.59            16,421
                                                   2002         11.59           9.83            19,478
                                                   2003          9.83          12.18            18,730
                                                   2004         12.18          13.40            18,015
                                                   2005         13.40          13.05            16,233
                                                   2006         13.05          15.23            13,096
                                                   2007         15.23          14.47            11,260
                                                   2008         14.47           9.51             9,015

Morgan Stanley EAFE(R) Index Division.........     1999         10.79          13.31             3,867
                                                   2000         13.31          11.24             8,036
                                                   2001         11.24           8.69            11,009
                                                   2002          8.69           7.15            12,551
                                                   2003          7.15           9.72            12,721
                                                   2004          9.72          11.49            10,709
                                                   2005         11.49          12.85            10,291
                                                   2006         12.85          15.96            10,009
                                                   2007         15.96          17.47             9,691
                                                   2008         17.47           9.99             9,244






                                                                        A-PPA-73

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Neuberger Berman Mid Cap Value Division.......     1999       $ 10.72        $ 12.46             2,437
                                                   2000         12.46          15.78             7,503
                                                   2001         15.78          15.19             9,095
                                                   2002         15.19          13.56             9,177
                                                   2003         13.56          18.28             9,002
                                                   2004         18.28          22.20            10,311
                                                   2005         22.20          24.61            11,157
                                                   2006         24.61          27.09             9,645
                                                   2007         27.09          27.68             8,313
                                                   2008         27.68          14.39             6,842

Oppenheimer Capital Appreciation
  Division -- Class E(m)......................     2005         10.02          10.90                65
                                                   2006         10.90          11.60               164
                                                   2007         11.60          13.11               378
                                                   2008         13.11           7.00               345

Oppenheimer Global Equity Division............     1999         12.42          15.36             9,322
                                                   2000         15.36          14.92            11,688
                                                   2001         14.92          12.37            12,089
                                                   2002         12.37          10.26            10,865
                                                   2003         10.26          13.22            10,015
                                                   2004         13.22          15.20             9,062
                                                   2005         15.20          17.44             8,299
                                                   2006         17.44          20.09             7,630
                                                   2007         20.09          21.13             6,775
                                                   2008         21.13          12.44             5,806

PIMCO Inflation Protected Bond
  Division -- Class E(n)......................     2006         11.07          11.19               275
                                                   2007         11.19          12.26               512
                                                   2008         12.26          11.29             2,964

PIMCO Total Return Division(h)................     2001         10.00          10.54             2,743
                                                   2002         10.54          11.41             8,937
                                                   2003         11.41          11.78             9,775
                                                   2004         11.78          12.24             9,739
                                                   2005         12.24          12.39            10,726
                                                   2006         12.39          12.83             9,738
                                                   2007         12.83          13.66             9,031
                                                   2008         13.66          13.58             8,058






A-PPA-74

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

RCM Technology Division(h)....................     2001       $ 10.00        $  7.44             2,035
                                                   2002          7.44           3.63             2,782
                                                   2003          3.63           5.66             6,376
                                                   2004          5.66           5.35             5,501
                                                   2005          5.35           5.88             4,228
                                                   2006          5.88           6.13             3,454
                                                   2007          6.13           7.97             4,717
                                                   2008          7.97           4.39             3,642

Russell 2000(R) Index Division................     1999         10.52          12.76             5,393
                                                   2000         12.76          12.12             9,115
                                                   2001         12.12          12.08             9,631
                                                   2002         12.08           9.48            10,366
                                                   2003          9.48          13.68            10,958
                                                   2004         13.68          15.92             9,451
                                                   2005         15.92          16.43             8,754
                                                   2006         16.43          19.14             8,072
                                                   2007         19.14          18.62             6,978
                                                   2008         18.62          12.23             6,134

SSgA Growth ETF Division -- Class E (formerly
  Cyclical Growth and Income ETF
  Division)(n)................................     2006         10.73          11.45                91
                                                   2007         11.45          11.96               231
                                                   2008         11.96           7.92               242

SSgA Growth and Income ETF Division -- Class E
  (formerly Cyclical Growth ETF Division)(n)..     2006         10.52          11.19                88
                                                   2007         11.19          11.66               140
                                                   2008         11.66           8.64               263






                                                                        A-PPA-75

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Division.......     1999       $ 11.00        $ 13.28             3,394
                                                   2000         13.28          13.05            12,475
                                                   2001         13.05          11.62            12,076
                                                   2002         11.62           8.80            10,694
                                                   2003          8.80          11.38            10,541
                                                   2004         11.38          12.35             9,724
                                                   2005         12.35          13.00             8,796
                                                   2006         13.00          14.54             7,871
                                                   2007         14.54          15.71             7,073
                                                   2008         15.71           9.02             6,007

T. Rowe Price Mid Cap Growth Division(h)......     2001         10.00           8.42             1,519
                                                   2002          8.42           4.66             2,342
                                                   2003          4.66           6.31             3,462
                                                   2004          6.31           7.36             4,025
                                                   2005          7.36           8.35             4,625
                                                   2006          8.35           8.79             4,609
                                                   2007          8.79          10.23             5,476
                                                   2008         10.23           6.10             4,599

T. Rowe Price Small Cap Growth Division.......     1999         12.01          15.18            14,008
                                                   2000         15.18          13.63            19,426
                                                   2001         13.63          12.25            18,640
                                                   2002         12.25           8.87            16,726
                                                   2003          8.87          12.34            15,888
                                                   2004         12.34          13.54            14,106
                                                   2005         13.54          14.84            12,499
                                                   2006         14.84          15.23            10,952
                                                   2007         15.23          16.53             9,232
                                                   2008         16.53          10.41             8,125

Western Asset Management Strategic Bond
  Opportunities Division(h)...................     2001         15.75          16.21               494
                                                   2002         16.21          17.55             1,215
                                                   2003         17.55          19.52             2,157
                                                   2004         19.52          20.55             2,415
                                                   2005         20.55          20.88             3,189
                                                   2006         20.88          21.66             3,134
                                                   2007         21.66          22.26             2,757
                                                   2008         22.26          18.68             2,080






A-PPA-76

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Western Asset Management U.S. Government
  Division(h).................................     2001       $ 14.55        $ 15.07             1,178
                                                   2002         15.07          16.07             3,843
                                                   2003         16.07          16.13             3,166
                                                   2004         16.13          16.41             2,998
                                                   2005         16.41          16.49             3,099
                                                   2006         16.49          16.96             2,936
                                                   2007         16.96          17.48             2,695
                                                   2008         17.48          17.21             2,209

MetLife Aggressive Allocation Division........     2005          9.99          11.17               143
                                                   2006         11.17          12.81               628
                                                   2007         12.81          13.09             1,037
                                                   2008         13.09           7.72             1,047

MetLife Conservative Allocation Division......     2005          9.99          10.32               188
                                                   2006         10.32          10.93               774
                                                   2007         10.93          11.42             1,576
                                                   2008         11.42           9.69             1,715

MetLife Conservative to Moderate Allocation
  Division....................................     2005          9.99          10.55               824
                                                   2006         10.55          11.44             2,444
                                                   2007         11.44          11.87             4,103
                                                   2008         11.87           9.21             3,893

MetLife Moderate Allocation Division..........     2005          9.99          10.77             1,278
                                                   2006         10.77          11.93             4,488
                                                   2007         11.93          12.32             8,150
                                                   2008         12.32           8.71             7,924

MetLife Moderate to Aggressive Allocation
  Division....................................     2005          9.99          11.00               653
                                                   2006         11.00          12.44             2,721
                                                   2007         12.44          12.79             4,670
                                                   2008         12.79           8.22             4,739




---------
NOTES:

a    INCEPTION DATE: JULY 5, 2000.

b    INCEPTION DATE: APRIL 30, 2007.

c THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.





                                                                        A-PPA-77
d THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.


e    INCEPTION DATE: APRIL 28, 2008.


f    INCEPTION DATE: MAY 1, 2002.

g THE ASSETS OF THE JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

h    INCEPTION DATE: MAY 1, 2001.

i THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.

j THE ASSETS IN MET/PUTNAM VOYAGER INVESTMENT DIVISION WERE MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

k    INCEPTION DATE: MAY 1, 2004.

l THE ASSETS OF THE MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST DIVISION.

m    INCEPTION DATE: MAY 1, 2005.

n    INCEPTION DATE: MAY 1, 2006.

o THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.

* WE ARE WAIVING A PORTION OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.





A-PPA-78

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                        LEGAL NAME OF PORTFOLIO SERIES                 MARKETING NAME
-----------------                      ----------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)                  Bond Fund                      American Funds Bond Fund
AMERICAN FUNDS INSURANCE SERIES(R)      Global Small Capitalization Fund          American Funds Global Small
                                                                                      Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES(R)             Growth-Income Fund              American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES(R)                 Growth Fund                    American Funds Growth Fund
METROPOLITAN SERIES FUND, INC.         FI Mid Cap Opportunities Portfolio     FI Mid Cap Opportunities Portfolio
                                                                                          (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Value Leaders Portfolio             FI Value Leaders Portfolio
                                                                                          (Fidelity)








                                                                        A-PPA-79

APPENDIX D

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                                              PAGE

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................     2

SERVICES....................................................................     2

PRINCIPAL UNDERWRITER.......................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................     2

EXPERIENCE FACTOR...........................................................     2

VARIABLE INCOME PAYMENTS....................................................     2

CALCULATING THE ANNUITY UNIT VALUE..........................................     3

ADVERTISEMENT OF THE SEPARATE ACCOUNT.......................................     6

VOTING RIGHTS...............................................................     7

ERISA.......................................................................     8

TAXES.......................................................................     9

WITHDRAWALS.................................................................    13

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................................     1

FINANCIAL STATEMENTS OF METLIFE.............................................   F-1








A-PPA-80

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] American Funds Insurance Series(R)

[ ] I have changed my address. My current address is:




----------------------------------------
                                              Name ---------------------------------
            (Contract Number)

----------------------------------------    Address --------------------------------

                (Signature)                         --------------------------------
                                                                                 zip



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

(METLIFE LOGO)                                                                  PRSRT STD
Metropolitan Life Insurance Company                                         U.S. Postage Paid
Johnstown Office, 500 Schoolhouse Road                                           METLIFE
Johnstown, PA 15907-2914

                                                                 MAY 1, 2009



PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY
CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").

--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices for the Deferred Annuity. The investment choices available to you are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), a Portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For your convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.



                  AMERICAN FUNDS(R)
AMERICAN FUNDS BOND         AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL       AMERICAN FUNDS GROWTH-
SMALL CAPITALIZATION        INCOME
                    CALVERT FUND
SOCIAL BALANCED
                 MET INVESTORS FUND
AMERICAN FUNDS BALANCED     MET/FRANKLIN INCOME
ALLOCATION                  MET/FRANKLIN MUTUAL
AMERICAN FUNDS GROWTH       SHARES
ALLOCATION                  MET/FRANKLIN TEMPLETON
AMERICAN FUNDS MODERATE     FOUNDING STRATEGY
ALLOCATION                  MET/TEMPLETON GROWTH
BLACKROCK LARGE CAP CORE    MFS(R) RESEARCH
CLARION GLOBAL REAL ESTATE  INTERNATIONAL
HARRIS OAKMARK              OPPENHEIMER CAPITAL
INTERNATIONAL               APPRECIATION
JANUS FORTY                 PIMCO INFLATION
LAZARD MID CAP              PROTECTED BOND
LEGG MASON PARTNERS         PIMCO TOTAL RETURN
AGGRESSIVE GROWTH           RCM TECHNOLOGY
LEGG MASON VALUE EQUITY     SSGA GROWTH AND INCOME
LORD ABBETT BOND DEBENTURE  ETF
MET/AIM SMALL CAP GROWTH    SSGA GROWTH ETF
                            T. ROWE PRICE MID CAP
                            GROWTH
                  METROPOLITAN FUND
ARTIO INTERNATIONAL STOCK   METLIFE CONSERVATIVE
BARCLAYS CAPITAL AGGREGATE  ALLOCATION
BOND INDEX                  METLIFE CONSERVATIVE TO
BLACKROCK AGGRESSIVE        MODERATE ALLOCATION
GROWTH                      METLIFE MID CAP STOCK
BLACKROCK BOND INCOME       INDEX
BLACKROCK DIVERSIFIED       METLIFE MODERATE
BLACKROCK LARGE CAP VALUE   ALLOCATION
BLACKROCK LEGACY LARGE CAP  METLIFE MODERATE TO
GROWTH                      AGGRESSIVE ALLOCATION
BLACKROCK STRATEGIC VALUE   METLIFE STOCK INDEX
DAVIS VENTURE VALUE         MFS(R) TOTAL RETURN
FI MID CAP OPPORTUNITIES    MFS(R) VALUE
FI VALUE LEADERS            MORGAN STANLEY EAFE(R)
JENNISON GROWTH             INDEX
LOOMIS SAYLES SMALL CAP     NEUBERGER BERMAN MID CAP
CORE                        VALUE
LOOMIS SAYLES SMALL CAP     OPPENHEIMER GLOBAL
GROWTH                      EQUITY
MET/ARTISAN MID CAP VALUE   RUSSELL 2000(R) INDEX
METLIFE AGGRESSIVE          T. ROWE PRICE LARGE CAP
ALLOCATION                  GROWTH
                            T. ROWE PRICE SMALL CAP
                            GROWTH
                            WESTERN ASSET MANAGEMENT
                            STRATEGIC BOND
                            OPPORTUNITIES
                            WESTERN ASSET MANAGEMENT
                            U.S. GOVERNMENT




Certain Portfolios have been subject to a name change. Please see Appendix A-1 "Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E, which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2009. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page B-PPA-82 of this Prospectus.



To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732


The Securities and Exchange Commission has a website (http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund, American Funds(R) and, if applicable, Calvert Fund prospectuses which are attached to the back of this prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.


 DEFERRED ANNUITIES
 AVAILABLE:
    - TSA
    - PEDC
    - Keogh
    - 403(a)


 INCOME ANNUITIES
 AVAILABLE:
    - TSA
    - PEDC
    - Keogh
    - 403(a)


 A WORD ABOUT
 INVESTMENT RISK:
 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
    - a bank deposit or obligation;
    - federally insured or guaranteed; or
    - endorsed by any bank or other financial institution.


                                 (METLIFE LOGO)

TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW...........................................  B-PPA-4
TABLE OF EXPENSES.........................................................  B-PPA-6
ACCUMULATION UNIT VALUES TABLE............................................  B-PPA-12
METLIFE...................................................................  B-PPA-13
METROPOLITAN LIFE SEPARATE ACCOUNT E......................................  B-PPA-13
VARIABLE ANNUITIES........................................................  B-PPA-13
  A Deferred Annuity.....................................................   B-PPA-14
  An Income Annuity......................................................   B-PPA-14
YOUR INVESTMENT CHOICES...................................................  B-PPA-14
  Certain Payments We Receive with Regard to the Portfolios..............   B-PPA-21
DEFERRED ANNUITIES........................................................  B-PPA-22
  The Deferred Annuity and Your Retirement Plan..........................   B-PPA-22
  Automated Investment Strategies........................................   B-PPA-22
  Purchase Payments......................................................   B-PPA-23
    Purchase Payments -- Sections 403(b) Plans............................  B-PPA-24
    Allocation of Purchase Payments.......................................  B-PPA-24
    Limits on Purchase Payments...........................................  B-PPA-24
  The Value of Your Investment...........................................   B-PPA-24
  Transfers..............................................................   B-PPA-25
  Access to Your Money...................................................   B-PPA-28
    Account Reduction Loans...............................................  B-PPA-28
    Systematic Withdrawal Program for TSA Deferred Annuities..............  B-PPA-29
    Minimum Distribution..................................................  B-PPA-30
  Contract Fee...........................................................   B-PPA-30
  Account Reduction Loan Fees............................................   B-PPA-30
  Charges................................................................   B-PPA-30
    Insurance-Related Charge..............................................  B-PPA-31
    Investment-Related Charge.............................................  B-PPA-31
  Premium and Other Taxes................................................   B-PPA-31
  Early Withdrawal Charges...............................................   B-PPA-32
    When No Early Withdrawal Charge Applies...............................  B-PPA-32
    When A Different Early Withdrawal Charge May Apply....................  B-PPA-35
  Free Look..............................................................   B-PPA-35
  Death Benefit..........................................................   B-PPA-35
  Pay-out Options (or Income Options)....................................   B-PPA-36
INCOME ANNUITIES..........................................................  B-PPA-37
  Income Payment Types...................................................   B-PPA-38
  Allocation.............................................................   B-PPA-39
  Minimum Size of Your Income Payment....................................   B-PPA-39






B-PPA-2

  The Value of Your Income Payments......................................   B-PPA-40
  Reallocations..........................................................   B-PPA-41
  Contract Fee...........................................................   B-PPA-44
  Charges................................................................   B-PPA-44
    Insurance-Related or Separate Account Charge..........................  B-PPA-44
    Investment-Related Charge.............................................  B-PPA-44
  Premium and Other Taxes................................................   B-PPA-45
  Free Look..............................................................   B-PPA-45
GENERAL INFORMATION.......................................................  B-PPA-46
  Administration.........................................................   B-PPA-46
    Purchase Payments.....................................................  B-PPA-46
    Confirming Transactions...............................................  B-PPA-46
    Processing Transactions...............................................  B-PPA-47
     By Telephone or Internet.............................................  B-PPA-47
     After Your Death.....................................................  B-PPA-47
     Misstatement.........................................................  B-PPA-48
     Third Party Requests.................................................  B-PPA-48
     Valuation -- Suspension of Payments..................................  B-PPA-48
  Advertising Performance................................................   B-PPA-48
  Changes to Your Deferred Annuity or Income Annuity.....................   B-PPA-49
  Voting Rights..........................................................   B-PPA-50
  Who Sells the Deferred Annuities and Income Annuities..................   B-PPA-51
  Financial Statements...................................................   B-PPA-53
  Your Spouse's Rights...................................................   B-PPA-53
  When We Can Cancel Your Deferred Annuity or Income Annuity.............   B-PPA-53
INCOME TAXES..............................................................  B-PPA-54
LEGAL PROCEEDINGS.........................................................  B-PPA-62
APPENDIX A PREMIUM TAX TABLE..............................................  B-PPA-63
APPENDIX A-1 ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS..............  B-PPA-64
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION..........  B-PPA-65
APPENDIX C PORTFOLIO LEGAL AND MARKETING NAMES............................  B-PPA-80
APPENDIX D TEXAS OPTIONAL RETIREMENT PROGRAM..............................  B-PPA-81
APPENDIX E TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...  B-PPA-82




The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses or supplements to the prospectuses or any supplemental sales material we authorize.





                                                                         B-PPA-3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 months after the Deferred Annuity is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.





B-PPA-4

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


GOOD ORDER



A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your MetLife Designated Office before submitting the form or request.


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, or, the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC Contracts, "you" means the trustee. For Keogh Contracts, "you" means the trustee of the Keogh plan. Under PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "you" means the participant or annuitant who is giving us instructions about the investment choices.





                                                                         B-PPA-5

 TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND PREFERENCE PLUS INCOME ANNUITIES

The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

---------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...............................      None
  Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1).................  Up to 7%
  Exchange Fee..........................................................      None
  Surrender Fee.........................................................      None
  Account Reduction Loan Initiation Fee.................................    $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan outstanding)..    $50(2)
  Income Annuity Contract Fee(2)........................................      $350
  Transfer Fee..........................................................      None


1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING SCHEDULE:

  DURING PURCHASE PAYMENT/CONTRACT YEAR
  1......................................................................       7%
  2......................................................................       6%
  3......................................................................       5%
  4......................................................................       4%
  5......................................................................       3%
  6......................................................................       2%
  7......................................................................       1%
  Thereafter.............................................................       0%


     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

2 EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.

     THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE ARE CURRENTLY WAIVING THIS CHARGE.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee(3)......................................................................   None
Separate Account Charge (as a percentage of your average account value)(4)
  General Administrative Expenses Charge....................................................   .50%
  Mortality and Expense Risk Charge.........................................................   .75%
  Total Separate Account Annual Charge(4)...........  Current and Maximum Guaranteed Charge:  1.25%


3 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

4 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.

     WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE-CAP CORE PORTFOLIO.

--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and Income ETF Portfolios, which are Class E Portfolios, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and





B-PPA-6

Met/Templeton Growth, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.


Total Annual Metropolitan Fund, Met Investors Fund and American        Minimum   Maximum
Funds(R)                                                               -------   -------
  Operating Expenses for the fiscal year ending December 31, 2008
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses).....................................................      0.29%     1.60%







AMERICAN FUNDS INSURANCE
SERIES(R) -- CLASS 2
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund..............     0.39%        0.25%       0.01%       --       0.65%           --          0.65%
American Funds Global Small
  Capitalization Fund.................     0.71%        0.25%       0.03%       --       0.99%           --          0.99%
American Funds Growth Fund............     0.32%        0.25%       0.01%       --       0.58%           --          0.58%
American Funds Growth-Income Fund.....     0.27%        0.25%       0.01%       --       0.53%           --          0.53%

                                                                                                  --------------------------







CALVERT FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio.............     0.70%         --         0.22%       --       0.92%           --          0.92%

                                                                                                  --------------------------







MET INVESTORS FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Portfolio -- Class C................     0.10%        0.55%       0.05%     0.40%      1.10%         0.05%         1.05%(1)
American Funds Growth Allocation
  Portfolio -- Class C................     0.10%        0.55%       0.05%     0.38%      1.08%         0.05%         1.03%(1)
American Funds Moderate Allocation
  Portfolio -- Class C................     0.10%        0.55%       0.05%     0.42%      1.12%         0.05%         1.07%(1)
BlackRock Large Cap Core
  Portfolio -- Class A................     0.58%           --       0.04%        --      0.62%            --         0.62%
Clarion Global Real Estate
  Portfolio -- Class E................     0.63%        0.15%       0.05%        --      0.83%            --         0.83%
Harris Oakmark International
  Portfolio -- Class E................     0.78%        0.15%       0.07%        --      1.00%            --         1.00%
Janus Forty Portfolio -- Class E......     0.64%        0.15%       0.04%        --      0.83%            --         0.83%
Lazard Mid Cap Portfolio -- Class E...     0.69%        0.15%       0.05%        --      0.89%            --         0.89%(2)
Legg Mason Partners Aggressive Growth
  Portfolio -- Class A................     0.63%           --       0.02%        --      0.65%            --         0.65%
Legg Mason Value Equity
  Portfolio -- Class A................     0.63%           --       0.04%        --      0.67%            --         0.67%
Lord Abbett Bond Debenture
  Portfolio -- Class A................     0.50%           --       0.03%        --      0.53%            --         0.53%
Met/AIM Small Cap Growth
  Portfolio -- Class E................     0.86%        0.15%       0.03%        --      1.04%            --         1.04%
Met/Franklin Income Portfolio -- Class
  B...................................     0.80%        0.25%       0.23%        --      1.28%         0.02%         1.26%(3)
Met/Franklin Mutual Shares
  Portfolio -- Class B................     0.80%        0.25%       0.55%        --      1.60%         0.45%         1.15%(4)
Met/Franklin Templeton Founding
  Strategy Portfolio -- Class B.......     0.05%        0.25%       0.08%     0.89%      1.27%         0.08%         1.19%(5)






                                                                         B-PPA-7


MET INVESTORS FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
Met/Templeton Growth
  Portfolio -- Class B................     0.70%        0.25%       0.59%        --      1.54%         0.47%         1.07%(6)
MFS(R) Research International
  Portfolio -- Class A................     0.70%           --       0.07%        --      0.77%            --         0.77%
Oppenheimer Capital Appreciation
  Portfolio -- Class E................     0.59%        0.15%       0.04%        --      0.78%            --         0.78%
PIMCO Inflation Protected Bond
  Portfolio -- Class E................     0.49%        0.15%       0.04%        --      0.68%            --         0.68%
PIMCO Total Return Portfolio -- Class
  A...................................     0.48%           --       0.04%        --      0.52%            --         0.52%
RCM Technology Portfolio -- Class A...     0.88%           --       0.09%        --      0.97%            --         0.97%
SSgA Growth and Income ETF
  Portfolio -- Class E................     0.33%        0.15%       0.08%     0.20%      0.76%         0.03%         0.73%(7)
SSgA Growth ETF Portfolio -- Class E..     0.33%        0.15%       0.08%     0.21%      0.77%         0.03%         0.74%(8)
T. Rowe Price Mid Cap Growth
  Portfolio -- Class A................     0.75%           --       0.03%        --      0.78%            --         0.78%

                                                                                                  --------------------------







METROPOLITAN FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------

Artio International Stock
  Portfolio -- Class A................     0.82%           --       0.13%        --      0.95%         0.03%         0.92%(9)
Barclays Capital Aggregate Bond Index
  Portfolio -- Class A................     0.25%           --       0.04%        --      0.29%         0.01%         0.28%(10)
BlackRock Aggressive Growth
  Portfolio -- Class A................     0.72%           --       0.05%        --      0.77%            --         0.77%
BlackRock Bond Income
  Portfolio -- Class A................     0.38%           --       0.05%        --      0.43%         0.01%         0.42%(11)
BlackRock Diversified
  Portfolio -- Class A................     0.45%           --       0.04%        --      0.49%            --         0.49%
BlackRock Large Cap Value
  Portfolio -- Class E................     0.67%        0.15%       0.05%        --      0.87%            --         0.87%
BlackRock Legacy Large Cap Growth
  Portfolio -- Class E................     0.73%        0.15%       0.05%        --      0.93%         0.01%         0.92%(12)
BlackRock Strategic Value
  Portfolio -- Class A................     0.84%           --       0.05%        --      0.89%            --         0.89%
Davis Venture Value Portfolio -- Class
  A...................................     0.70%           --       0.03%        --      0.73%         0.04%         0.69%(13)
FI Mid Cap Opportunities
  Portfolio -- Class A................     0.68%           --       0.07%        --      0.75%            --         0.75%
FI Value Leaders Portfolio -- Class
  E...................................     0.65%        0.15%       0.06%        --      0.86%            --         0.86%
Jennison Growth Portfolio -- Class A..     0.63%           --       0.04%        --      0.67%            --         0.67%
Loomis Sayles Small Cap Core
  Portfolio -- Class A................     0.90%           --       0.06%        --      0.96%         0.05%         0.91%(14)
Loomis Sayles Small Cap Growth
  Portfolio -- Class A................     0.90%           --       0.13%        --      1.03%         0.06%         0.97%(15)
Met/Artisan Mid Cap Value
  Portfolio -- Class A................     0.81%           --       0.04%        --      0.85%            --         0.85%
MetLife Aggressive Allocation
  Portfolio -- Class A................     0.10%           --       0.03%     0.72%      0.85%         0.03%         0.82%(16)
MetLife Conservative Allocation
  Portfolio -- Class A................     0.10%           --       0.02%     0.56%      0.68%         0.02%         0.66%(16)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class A.....     0.09%           --       0.01%     0.61%      0.71%            --         0.71%(16)
MetLife Mid Cap Stock Index
  Portfolio -- Class A................     0.25%           --       0.08%        --      0.33%         0.01%         0.32%(10)
MetLife Moderate Allocation
  Portfolio -- Class A................     0.07%           --          --     0.65%      0.72%            --         0.72%(16)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class A.....     0.07%           --          --     0.68%      0.75%            --         0.75%(16)
MetLife Stock Index Portfolio -- Class
  A...................................     0.25%           --       0.04%        --      0.29%         0.01%         0.28%(10)
MFS(R) Total Return Portfolio -- Class
  E...................................     0.53%        0.15%       0.05%        --      0.73%            --         0.73%
MFS(R) Value Portfolio -- Class A.....     0.72%           --       0.08%        --      0.80%         0.07%         0.73%(17)
Morgan Stanley EAFE(R) Index
  Portfolio -- Class A................     0.30%           --       0.12%     0.01%      0.43%         0.01%         0.42%(18)
Neuberger Berman Mid Cap Value
  Portfolio -- Class A................     0.65%           --       0.04%        --      0.69%            --         0.69%






B-PPA-8


METROPOLITAN FUND
ANNUAL EXPENSES
for fiscal year ending December 31,                                                                 CONTRACTUAL
2008                                                DISTRIBUTION             ACQUIRED    TOTAL       FEE WAIVER    NET TOTAL
(as a percentage of average daily net                  AND/OR               FUND FEES    ANNUAL        AND/OR       ANNUAL
assets)                                 MANAGEMENT     SERVICE      OTHER      AND     OPERATING      EXPENSE      OPERATING
                                            FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity
  Portfolio -- Class A................     0.52%           --       0.09%        --      0.61%            --         0.61%
Russell 2000(R) Index
  Portfolio -- Class A................     0.25%           --       0.07%     0.01%      0.33%         0.01%         0.32%(10)
T. Rowe Price Large Cap Growth
  Portfolio -- Class A................     0.60%           --       0.07%        --      0.67%            --         0.67%
T. Rowe Price Small Cap Growth
  Portfolio -- Class A................     0.51%           --       0.08%        --      0.59%            --         0.59%
Western Asset Management Strategic
  Bond Opportunities
  Portfolio -- Class A................     0.60%           --       0.05%        --      0.65%            --         0.65%
Western Asset Management U.S.
  Government Portfolio -- Class A.....     0.48%           --       0.04%        --      0.52%            --         0.52%

                                                                                                  --------------------------





* ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.



** NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.





1 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.10%.



2 OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



3 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.88% FOR THE CLASS A SHARES AND 1.14% FOR THE CLASS B SHARES.



4 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.



5 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS EQUALLY IN THREE OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST: THE MET/FRANKLIN INCOME PORTFOLIO, THE MET/FRANKLIN MUTUAL SHARES PORTFOLIO AND THE MET/TEMPLETON GROWTH PORTFOLIO. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.05%.



6 THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.80%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.80% FOR THE CLASS A SHARES AND 1.05% FOR THE CLASS B SHARES.



7 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.



     THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



     OTHER EXPENSES INCLUDE 0.03% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



8 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



     THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.



     THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



     OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.






                                                                         B-PPA-9

9 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.



10 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.



11 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE PORTFOLIO'S AVERAGE DAILY NET ASSETS IN EXCESS OF $1 BILLION BUT LESS THAN $2 BILLION.



12 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.73% FOR THE FIRST $300 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.705% FOR THE NEXT $700 MILLION.



13 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.75% FOR THE FIRST $50 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.70% FOR THE NEXT $450 MILLION, 0.65% FOR THE NEXT $4 BILLION, AND 0.625% FOR AMOUNTS OVER $4.5 BILLION.



14 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $500 MILLION.



15 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $100 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $100 MILLION.



16 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST AND THE METROPOLITAN SERIES FUND, INC. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



     METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT NET OPERATING EXPENSES OF THE PORTFOLIO TO 0.10% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES, 0.35% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B SHARES AND 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS E SHARES.



17 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION, AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.



18 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.





EXAMPLES
   The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.



                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $932    $1,363    $1,800    $3,160
Minimum..............................................   $810    $  986    $1,138    $1,828




EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.





B-PPA-10

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)



                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $288     $882    $1,500    $3,160
Minimum...............................................   $157     $486    $  838    $1,828




EXAMPLE 3.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return;
  -  you bear the Income Annuity Contract Fee; and
  - you purchase an Income Annuity or you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)



                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $638    $1,232    $1,850    $3,510
Minimum..............................................   $507    $  836    $1,188    $2,178








                                                                        B-PPA-11

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.





B-PPA-12

METLIFE



Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.


METROPOLITAN LIFE SEPARATE ACCOUNT E


We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES


There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

Group Deferred Annuities and group Income Annuities are also available. They are offered to employers, associations, trusts or other groups for their employees, members or participants.





                                                                        B-PPA-13

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.


Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, if any, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse.


All TSA, 457(b), Keogh and 403(a) arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you either take all of your money out of the account or you elect "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Deferred Annuity is better for you. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before you buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Deferred Annuity, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for your lifetime as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses are attached at the end of this Prospectus. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment




B-PPA-14
divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following
Portfolios: BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and Income ETF Portfolios, which are Class E, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B, and American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C.


The investment choices are listed in alphabetical order (based upon the Portfolios' legal names). (See Appendix C, Portfolio Legal and Marketing Names). The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk you assume will depend on the investment divisions you choose. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rate share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolio. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds(R) portfolios that are currently available for investment directly under the Contract and other underlying American Funds(R) portfolios which are not made available directly under the Contract.





                                                                        B-PPA-15

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS


The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds," which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.




                                                                  INVESTMENT MANAGER/
                                                                    SUB-INVESTMENT
          PORTFOLIO                  INVESTMENT OBJECTIVE               MANAGER
          ---------                  --------------------         -------------------
      AMERICAN FUNDS(R)
American Funds Bond Fund        Seeks to maximize current        Capital Research and
                                income and preserve capital by   Management Company
                                investing primarily in fixed-
                                income securities.
American Funds Global Small     Seeks capital appreciation       Capital Research and
  Capitalization Fund           through stocks.                  Management Company
American Funds Growth Fund      Seeks capital appreciation       Capital Research and
                                through stocks.                  Management Company
American Funds Growth-Income    Seeks both capital               Capital Research and
  Fund                          appreciation and income.         Management Company
         CALVERT FUND
Social Balanced Portfolio       Seeks to achieve a competitive   Calvert Asset
                                total return through an          Management Company,
                                actively managed portfolio of    Inc. Sub-Investment
                                stocks, bonds and money market   Manager: New
                                instruments which offer income   Amsterdam Partners
                                and capital growth opportunity   LLC manages the
                                and which satisfy the            equity portion.
                                investment and social            Calvert Asset
                                criteria.                        Management Company,
                                                                 Inc. manages the
                                                                 fixed income portion
                                                                 and determines the
                                                                 overall asset class
                                                                 mix for the
                                                                 Portfolio.
     MET INVESTORS FUND#
American Funds Balanced         Seeks a balance between a high   MetLife Advisers,
  Allocation Portfolio          level of current income and      LLC
                                growth of capital with a
                                greater emphasis on growth of
                                capital.
American Funds Growth           Seeks growth of capital.         MetLife Advisers,
  Allocation Portfolio                                           LLC
American Funds Moderate         Seeks a high total return in     MetLife Advisers,
  Allocation Portfolio          the form of income and growth    LLC
                                of capital, with a greater
                                emphasis on income.






B-PPA-16

                                                                  INVESTMENT MANAGER/
                                                                    SUB-INVESTMENT
          PORTFOLIO                  INVESTMENT OBJECTIVE               MANAGER
          ---------                  --------------------         -------------------
BlackRock Large Cap Core        Seeks long-term capital          MetLife Advisers,
  Portfolio                     growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
Clarion Global Real Estate      Seeks to provide total return    MetLife Advisers,
  Portfolio                     through investment in real       LLC
                                estate securities, emphasizing   Sub-Investment
                                both capital appreciation and    Manager: ING Clarion
                                current income.                  Real Estate
                                                                 Securities, L.P.
Harris Oakmark International    Seeks long-term capital          MetLife Advisers,
  Portfolio                     appreciation.                    LLC
                                                                 Sub-Investment
                                                                 Manager: Harris
                                                                 Associates L.P.
Janus Forty Portfolio           Seeks capital appreciation.      MetLife Advisers,
                                                                 LLC
                                                                 Sub-Investment
                                                                 Manager: Janus
                                                                 Capital Management
                                                                 LLC
Lazard Mid Cap Portfolio        Seeks long-term growth of        MetLife Advisers,
                                capital.                         LLC Sub-Investment
                                                                 Manager: Lazard
                                                                 Asset Management LLC
Legg Mason Partners             Seeks capital appreciation.      MetLife Advisers,
  Aggressive Growth Portfolio                                    LLC
                                                                 Sub-Investment
                                                                 Manager: ClearBridge
                                                                 Advisors, LLC
Legg Mason Value Equity         Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Legg Mason
                                                                 Capital Management.
                                                                 Inc.
Lord Abbett Bond Debenture      Seeks high current income and    MetLife Advisers,
  Portfolio                     the opportunity for capital      LLC
                                appreciation to produce a high   Sub-Investment
                                total return.                    Manager: Lord,
                                                                 Abbett & Co. LLC
Met/AIM Small Cap Growth        Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Invesco Aim
                                                                 Capital Management,
                                                                 Inc.
Met/Franklin Income Portfolio   Seeks to maximize income while   MetLife Advisers,
                                maintaining prospects for        LLC
                                capital appreciation.            Sub-Investment
                                                                 Manager: Franklin
                                                                 Advisers, Inc.
Met/Franklin Mutual Shares      Seeks capital appreciation,      MetLife Advisers,
  Portfolio                     which may occasionally be        LLC
                                short-term. The Portfolio's      Sub-Investment
                                secondary investment objective   Manager: Franklin
                                is income.                       Mutual Advisers, LLC
Met/Franklin Templeton          Seeks capital appreciation and   MetLife Advisers,
  Founding Strategy Portfolio   secondarily seeks income.        LLC
Met/Templeton Growth            Seeks long-term capital          MetLife Advisers,
  Portfolio                     growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: Templeton
                                                                 Global Advisors
                                                                 Limited
MFS(R) Research International   Seeks capital appreciation.      MetLife Advisers,
  Portfolio                                                      LLC
                                                                 Sub-Investment
                                                                 Manager:
                                                                 Massachusetts
                                                                 Financial Services
                                                                 Company
Oppenheimer Capital             Seeks capital appreciation.      MetLife Advisers,
  Appreciation Portfolio                                         LLC
                                                                 Sub-Investment
                                                                 Manager:
                                                                 OppenheimerFunds,
                                                                 Inc.
PIMCO Inflation Protected       Seeks to provide maximum real    MetLife Advisers,
  Bond Portfolio                return, consistent with          LLC
                                preservation of capital and      Sub-Investment
                                prudent investment management.   Manager: Pacific
                                                                 Investment
                                                                 Management Company
                                                                 LLC






                                                                        B-PPA-17

                                                                  INVESTMENT MANAGER/
                                                                    SUB-INVESTMENT
          PORTFOLIO                  INVESTMENT OBJECTIVE               MANAGER
          ---------                  --------------------         -------------------
PIMCO Total Return Portfolio    Seeks maximum total return,      MetLife Advisers,
                                consistent with the              LLC
                                preservation of capital and      Sub-Investment
                                prudent investment management.   Manager: Pacific
                                                                 Investment
                                                                 Management Company
                                                                 LLC
RCM Technology Portfolio        Seeks capital appreciation; no   MetLife Advisers,
                                consideration is given to        LLC
                                income.                          Sub-Investment
                                                                 Manager: RCM Capital
                                                                 Management LLC
SSgA Growth and Income ETF      Seeks growth of capital and      MetLife Advisers,
  Portfolio                     income.                          LLC
                                                                 Sub-Investment
                                                                 Manager: SSgA Funds
                                                                 Management, Inc.
SSgA Growth ETF Portfolio       Seeks growth of capital.         MetLife Advisers,
                                                                 LLC
                                                                 Sub-Investment
                                                                 Manager: SSgA Funds
                                                                 Management, Inc.
T. Rowe Price Mid Cap Growth    Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: T. Rowe
                                                                 Price Associates,
                                                                 Inc.
     METROPOLITAN  FUND
Artio International Stock       Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC Sub-Investment
                                                                 Manager: Artio
                                                                 Global Management,
                                                                 LLC
Barclays Capital Aggregate      Seeks to equal the performance   MetLife Advisers,
  Bond Index Portfolio          of the Barclays Capital U.S.     LLC
                                Aggregate Bond Index.            Sub-Investment
                                                                 Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
BlackRock Aggressive Growth     Seeks maximum capital            MetLife Advisers,
  Portfolio                     appreciation.                    LLC
                                                                 Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Bond Income           Seeks a competitive total        MetLife Advisers,
  Portfolio                     return primarily from            LLC
                                investing in fixed-income        Sub-Investment
                                securities.                      Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Diversified           Seeks high total return while    MetLife Advisers,
  Portfolio                     attempting to limit investment   LLC
                                risk and preserve capital.       Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Large Cap Value       Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Legacy Large Cap      Seeks long-term growth of        MetLife Advisers,
  Growth Portfolio              capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
BlackRock Strategic Value       Seeks high total return,         MetLife Advisers,
  Portfolio                     consisting principally of        LLC
                                capital appreciation.            Sub-Investment
                                                                 Manager: BlackRock
                                                                 Advisors, LLC
Davis Venture Value Portfolio   Seeks growth of capital.         MetLife Advisers,
                                                                 LLC
                                                                 Sub-Investment
                                                                 Manager: Davis
                                                                 Selected Advisers,
                                                                 L.P.
FI Mid Cap Opportunities        Seeks long-term growth of        MetLife Advisers,
  Portfolio                     capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Pyramis
                                                                 Global Advisors, LLC
FI Value Leaders Portfolio      Seeks long-term growth of        MetLife Advisers,
                                capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Pyramis
                                                                 Global Advisors, LLC






B-PPA-18

                                                                  INVESTMENT MANAGER/
                                                                    SUB-INVESTMENT
          PORTFOLIO                  INVESTMENT OBJECTIVE               MANAGER
          ---------                  --------------------         -------------------
Jennison Growth Portfolio       Seeks long-term growth of        MetLife Advisers,
                                capital.                         LLC
                                                                 Sub-Investment
                                                                 Manager: Jennison
                                                                 Associates LLC
Loomis Sayles Small Cap Core    Seeks long-term capital growth   MetLife Advisers,
  Portfolio                     from investments in common       LLC
                                stocks or other equity           Sub-Investment
                                securities.                      Manager: Loomis,
                                                                 Sayles & Company,
                                                                 L.P.
Loomis Sayles Small Cap         Seeks long-term capital          MetLife Advisers,
  Growth Portfolio              growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: Loomis,
                                                                 Sayles & Company,
                                                                 L.P.
Met/Artisan Mid Cap Value       Seeks long-term capital          MetLife Advisers,
  Portfolio                     growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: Artisan
                                                                 Partners Limited
                                                                 Partnership
MetLife Aggressive Allocation   Seeks growth of capital.         MetLife Advisers,
  Portfolio                                                      LLC
MetLife Conservative            Seeks high level of current      MetLife Advisers,
  Allocation Portfolio          income, with growth of capital   LLC
                                as a secondary objective.
MetLife Conservative to         Seeks high total return in the   MetLife Advisers,
  Moderate Allocation           form of income and growth of     LLC
  Portfolio                     capital, with a greater
                                emphasis on income.
MetLife Mid Cap Stock Index     Seeks to equal the performance   MetLife Advisers,
  Portfolio                     of the Standard & Poor's Mid     LLC
                                Cap 400(R) Composite Stock       Sub-Investment
                                Price Index.                     Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
MetLife Moderate Allocation     Seeks a balance between a high   MetLife Advisers,
  Portfolio                     level of current income and      LLC
                                growth of capital, with a
                                greater emphasis on growth of
                                capital.
MetLife Moderate to             Seeks growth of capital.         MetLife Advisers,
  Aggressive Allocation                                          LLC
  Portfolio
MetLife Stock Index Portfolio   Seeks to equal the performance   MetLife Advisers,
                                of the Standard & Poor's         LLC
                                500(R) Composite Stock Price     Sub-Investment
                                Index.                           Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
MFS(R) Total Return Portfolio   Seeks a favorable total return   MetLife Advisers,
                                through investment in a          LLC
                                diversified portfolio.           Sub-Investment
                                                                 Manager:
                                                                 Massachusetts
                                                                 Financial Services
                                                                 Company
MFS(R) Value Portfolio          Seeks capital appreciation.      MetLife Advisers,
                                                                 LLC
                                                                 Sub-Investment
                                                                 Manager:
                                                                 Massachusetts
                                                                 Financial Services
                                                                 Company
Morgan Stanley EAFE(R) Index    Seeks to equal the performance   MetLife Advisers,
  Portfolio                     of the MSCI EAFE(R) Index.       LLC
                                                                 Sub-Investment
                                                                 Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
Neuberger Berman Mid Cap        Seeks capital growth.            MetLife Advisers,
  Value Portfolio                                                LLC
                                                                 Sub-Investment
                                                                 Manager: Neuberger
                                                                 Berman Management
                                                                 LCC
Oppenheimer Global Equity       Seeks capital appreciation.      MetLife Advisers,
  Portfolio                                                      LLC
                                                                 Sub-Investment
                                                                 Manager:
                                                                 OppenheimerFunds,
                                                                 Inc.
Russell 2000(R) Index           Seeks to equal the return of     MetLife Advisers,
  Portfolio                     the Russell 2000(R) Index.       LLC
                                                                 Sub-Investment
                                                                 Manager: MetLife
                                                                 Investment Advisors
                                                                 Company, LLC
T. Rowe Price Large Cap         Seeks long-term growth of        MetLife Advisers,
  Growth Portfolio              capital and, secondarily,        LLC
                                dividend income.                 Sub-Investment
                                                                 Manager: T. Rowe
                                                                 Price Associates,
                                                                 Inc.






                                                                        B-PPA-19

                                                                  INVESTMENT MANAGER/
                                                                    SUB-INVESTMENT
          PORTFOLIO                  INVESTMENT OBJECTIVE               MANAGER
          ---------                  --------------------         -------------------
T. Rowe Price Small Cap         Seeks long-term capital          MetLife Advisers,
  Growth Portfolio              growth.                          LLC
                                                                 Sub-Investment
                                                                 Manager: T. Rowe
                                                                 Price Associates,
                                                                 Inc.
Western Asset Management        Seeks to maximize total return   MetLife Advisers,
  Strategic Bond                consistent with preservation     LLC
  Opportunities Portfolio       of capital.                      Sub-Investment
                                                                 Manager: Western
                                                                 Asset Management
                                                                 Company
Western Asset Management U.S.   Seeks to maximize total return   MetLife Advisers,
  Government Portfolio          consistent with preservation     LLC Sub-Investment
                                of capital and maintenance of    Manager: Western
                                liquidity.                       Asset Management
                                                                 Company





# PRIOR TO MAY 1, 2009, MET ADVISORY, LLC WAS THE INVESTMENT MANAGER OF MET INVESTORS FUND. ON MAY 1, 2009, MET INVESTORS ADVISORY, LLC MERGED WITH AND INTO METLIFE ADVISERS, LLC, AND METLIFE ADVISERS, LLC HAS NOW BECOME THE INVESTMENT MANAGER OF THE MET INVESTORS FUND.


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

* We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds(R) Portfolios are made available by the Calvert Fund and the American Funds(R), respectively, only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R).


In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.





B-PPA-20

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the investment manager makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.





                                                                        B-PPA-21

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities and Income Annuities.")

DEFERRED ANNUITIES

This Prospectus describes the following Deferred Annuities under which you can accumulate money:

  * TSA (Tax Sheltered Annuity)

  * PEDC

  * Keogh (Keogh plans under sec.401)

  * 403(a) (Qualified Annuity plans under sec.403(a))

These Deferred Annuities may be issued either to you as an individual or to a group (in which case you are then a participant under the group's Deferred Annuity).

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

* Allocated (your Account Balance records are kept for you as an individual); or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix D for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. These investment strategies are available to you without any additional charge. However, the investment strategies are not available to Keogh Deferred Annuities or other unallocated contracts. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth Division, based on your selection. If your




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

Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your Contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Barclays Capital Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through salary reduction or salary




                                                                        B-PPA-23
deduction. You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service announced new regulations affecting Section 403(b) plans and arrangements. As part of these regulations, that are generally effective January 1, 2009, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


In consideration of these regulations, we have determined to only make available the Contract/Certificate for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract/Certificate.

If your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract/Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

* Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except under a PEDC Deferred Annuity).

* Your leaving your job (for Keogh, TSA, PEDC and 403(a) Deferred Annuities).

* Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.





B-PPA-24

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

* Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

$500    =  50 accumulation units
----
 $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

            $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

             $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

* The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

* Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.





                                                                        B-PPA-25

Frequent requests from contract holders or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies,




B-PPA-26
procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

Your third party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitation and may change from time to time as those systems are upgraded.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other




                                                                        B-PPA-27
insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holders or participant/annuitant). You should read the investment Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

* The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If you are a member of the Michigan Education Association and employed with a school district which purchased a TSA Deferred Annuity before January 15, 1996, then you must tell us the source of money from which we may take a withdrawal. This includes salary reduction, elective deferrals, direct rollovers, direct transfers or employer contributions.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.





B-PPA-28

SYSTEMATIC WITHDRAWAL PROGRAM FOR TSA DEFERRED ANNUITIES

If we agree and if approved in your state for TSA Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro-rata from the Fixed Interest Account and any investment divisions in which you have an Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro-rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th of the prior month.) If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge




                                                                        B-PPA-29
under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For all contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Balance is less than $10,000 and if you do not make purchase payments during the year.

* For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) you pay a $20 charge applied against any amounts in the Fixed Interest Account.

* For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no contract fee.

* There is no contract fee for certain TSA Deferred Annuities.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

CHARGES
There are two types of charges you pay while you have money in an investment division:

* Insurance-related charge, and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the early withdrawal charge may not fully cover all of the sales and deduction expenses




B-PPA-30
actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain contract charges.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while you have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, for allocated Deferred Annuities, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk). The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.





                                                                        B-PPA-31

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. The early withdrawal charge does not apply in certain situations or upon the occurrence of certain events or circumstances. Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:




                  During Purchase Payment/Contract Year

Year           1      2      3      4      5      6      7     8 & Later

Percentage     7%     6%     5%     4%     3%     2%     1%        0%




If you are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the early withdrawal charge in the above table for the first seven Contract Years.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make within your Deferred Annuity among investment divisions and transfers to or from the Fixed Interest Account.

* On withdrawals of purchase payments you made over seven years ago.





B-PPA-32

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw up to 10% (20% for the unallocated Keogh and certain TSA Deferred Annuities) of your Account Balance each Contract Year. This 10% (or 20%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% (or 20%) will you have to pay early withdrawal charges. If you have a Keogh Deferred Annuity, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* In connection with Systematic Termination. For unallocated Keogh and certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if you retire or leave your job according to the requirements of the Texas Optional Retirement Program, you may withdraw your total Account Balance without an early withdrawal charge when the Account Balance is paid in annual installments based on the following percentages of your Account Balance for that year's withdrawal:





                     Contract Year

Year           1*     2        3        4         5

Percentage    20%    25%    33 1/3%    50%    remainder

* Less that Contract Year's withdrawals.




  Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the Contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Keogh or TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 and if your plan document defines disability, your plan's definition governs.

* If you retire:

  - For the Keogh, TSA and 403(a) Deferred Annuities, if there is a plan and you retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts).

  - For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the Contract.

  - For certain TSA Deferred Annuities without a plan, if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into these TSA Deferred




                                                                        B-PPA-33

     Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your Contract must be in existence for 10 years prior to the requested withdrawal.

  - For the allocated Keogh Deferred Annuity, if you have continuously participated for at least 7 years.

  -  For the PEDC Deferred Annuity, if you retire.

  - For certain TSA Deferred Annuities, if you retired before the Contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

  - For certain TSA Deferred Annuities, if there is a plan and you retire according to the requirements of the plan.

* If you leave your job:

  - For the unallocated Keogh Deferred Annuity, however if you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the Contract.

  - For the TSA and 403(a) Deferred Annuities, only if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax-free basis (plus earnings on such amounts). Continuously participated means that your Contract must be in existence for 10 years prior to the requested withdrawal.

  - For the allocated Keogh Deferred Annuity, only if you have continuously participated for at least 7 years.

  - For PEDC, if you leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement you participate.

  - For certain TSA Deferred Annuities, if you leave your job with the employer you had at the time you purchased this annuity.

  - For certain TSA Deferred Annuities, if you left your job before the Contract was purchased (including money transferred from other investment vehicles on a tax-free basis plus earnings on that money).

* For Keogh and certain TSA Deferred Annuities, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For PEDC, unallocated Keogh and certain TSA Deferred Annuities, if you suffer from an unforeseen hardship.

* For Keogh Deferred Annuities, if you make a direct transfer to another investment vehicle we have preapproved. For the unallocated Keogh Deferred Annuity, if you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For participants in the Teacher Retirement System of Texas who purchase contracts on or after June 1, 2002, if you have continuously participated for 10 years. Continuously participated means your Contract must be in existence for 10 years prior to the requested withdrawal.

* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity, the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

* If your plan or the group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.





B-PPA-34

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY
I f you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

* Amounts transferred before January 1, 1996:

  We credit your transfer amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract:





                 During Purchase Payment Year

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%




* Amounts transferred on or after January 1, 1996:

  - For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract:





                      After the Transfer

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%




  - If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

FREE LOOK
You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT
One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under an allocated Keogh Deferred Annuity the death benefit is paid to the plan's trustee. (There is no death benefit for the




                                                                        B-PPA-35
unallocated Keogh Deferred Annuity.) If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

* Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

* The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Balance.




The death benefit is determined as of the end of the business day on which we receive both due proof of death and as election for payment method.



Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.



Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have options other than applying the death benefit to a pay-out option or taking a lump sum cash payment.





TOTAL CONTROL ACCOUNT



The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you are selecting your pay-out option, you will be able to choose from the range of options we then have




B-PPA-36
available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states. Please be aware that once your Contract is annuitized you are ineligible to receive the Death Benefit you have selected.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

* A fixed dollar payment or a variable payment; and

* A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.


By the date specified in your Contract, if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.



INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "payout" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If you annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.





                                                                        B-PPA-37

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

* TSA

* PEDC

* Keogh

* 403(a)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum payment if the owner dies.

Many times the Owner and the Annuitant are the same person.

* When deciding how to receive income, consider:

  -  The amount of income you need;

  -  The amount you expect to receive from other sources;

  -  The growth potential of other investments; and

  -  How long you would like your income to last.


Your income payment amount will depend in large part on the type of income payment you choose. Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the contract at the time of purchase for the AIR and income payment type elected. Due to administrative, underwriting or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited under Lifetime Income Annuity for Two income payment types. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.





B-PPA-38

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide what portion of your income payment is allocated to each of the variable investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.





                                                                        B-PPA-39

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS


Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.


AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer a 3% and 4% AIR. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.





B-PPA-40

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

* Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS
You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a reallocation. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests in good order will be processed our next business day.

For us to process a reallocation, you must tell us:

* The percentage of the income payment to be reallocated;

* The investment division (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and

* The investment division from which you want to reallocate.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

* First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

* Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

* Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

* Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.





                                                                        B-PPA-41

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

We may require that you use our forms to make reallocations.

Frequent requests from contract holders or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio





B-PPA-42
in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require transfer/reallocation requests to or from an American Fund portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Your third party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitation and may change from time to time as those systems are upgraded.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For




                                                                        B-PPA-43
example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the Portfolio prospectuses for more details.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

* Insurance-related charge; and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.

The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.





B-PPA-44

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK
You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.





                                                                        B-PPA-45

GENERAL INFORMATION


ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashiers check or certified check, made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

* After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.





B-PPA-46

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

* Account Balance

* Unit Values

* Current rates for the Fixed Interest Account

* Transfers

* Changes to investment strategies

* Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on




                                                                        B-PPA-47
your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

MISSTATEMENT

We may require proof of age of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's, beneficiary's life. If the age of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also




B-PPA-48
be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

* To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.





                                                                        B-PPA-49

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the Keogh Deferred Annuities, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the Keogh Deferred Annuities, we will provide you with the number of copies of voting instruction soliciting material that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of contract owners and/or participants/annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund, Calvert Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

* The shares for which voting instructions are received, and

* The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote each Portfolio's shares based on our judgment.





B-PPA-50

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES
MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. Previously, Metropolitan Life Insurance Company was the broker-dealer through which MetLife sales representatives sold the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. Our sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities and Income Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.





                                                                        B-PPA-51

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated brokers-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we may pay separate, additional compensation to the broker-dealer for services the broker-dealer provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer, the hiring and training of the brokers-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms




B-PPA-52
may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.




From time to time, MetLife pays organizations, associations and nonprofit organizations fees to endorse or sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by our funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire the organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


FINANCIAL STATEMENTS




Our financial statements and the financial statements of the Separate Account have been included in the SAI.


YOUR SPOUSE'S RIGHTS
If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.





                                                                        B-PPA-53

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we cancel a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (Code) is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular Contract.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


PUERTO RICO TAX CONSIDERATIONS





The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the Puerto Rico Internal Revenue Code of 1994 (the "Code"). Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's




B-PPA-54
country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL
Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All TSAs (ERISA and non-ERISA), 457(b), 403(a), IRAs (including SEPs and SIMPLEs) receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers you additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts (including TSAs, 457(b), 403(a) and IRAs) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., IRA or TSA); and payment method or income payment type you elect. If you meet certain requirements, your designated Roth earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.





                                                                        B-PPA-55

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                     Type of Contract
                                              -----------------------------
                                                TSA
                                              and TSA
                                               ERISA     457(b)(2)    Keogh    403(a)
                                              -------    ---------    -----    ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life expectancy
(SEPP)                                           x(1)        x(1)       x(1)      x(1)
After you die                                    x           x          x         x
After you become totally disabled (as
defined in the Code)                             x           x          x         x
To pay deductible medical expenses               x           x          x         x
After separation from service if you are
over 55 at time of separation(1)                 x           x          x         x
After December 31, 1999 for IRS levies           x           x          x         x
Pursuant to qualified domestic relations
orders                                           x           x          x         x






 (1) You must be separated from service at the time payments begin.



 (2) Distributions from 457(b) plans are generally not subject to the 10% penalty; however, the 10% penalty does apply to distributions from the 457(b) plans of state or local government employers to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat any deemed charges for these benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


INCIDENTAL BENEFITS


Certain death benefits may be considered incidental benefits under a tax qualified plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the plan and to the participant.

Where otherwise permitted to be offered under annuity contracts issued in connection with qualified plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult your own tax advisor prior to purchase of the Contract under any type of IRA, section 403(b) arrangement or qualified plan as a violation of these requirements could result in adverse tax consequences to the plan and to the participant including current taxation of amounts under the Contract.





B-PPA-56

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on purchase payments.

WITHDRAWALS, TRANSFERS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).


If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.



Your Deferred Annuity is not forfeitable, (e.g., not subject to claims of your creditors) and you may not transfer it to someone else. An important exception is that your account may be transferred pursuant to a qualified domestic order
(QDRO).


Please consult the specific section for the type of annuity you purchased to determine if there are restrictions on withdrawals, transfers or income payments.

Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000), must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an eligible rollover distribution for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan, to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you receive from your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions that are:



  -  Withdrawals made to satisfy minimum distribution requirements; or

  -  Certain withdrawals on account of financial hardship.

  Other exceptions to the definition of eligible rollover distribution may exist.





                                                                        B-PPA-57

For taxable withdrawals that are not "eligible rollover distributions", the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements. You may be subject to the 10% penalty tax if you withdraw taxable money before you turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals by April 1 of the latter of (1) the calendar year following the year in which you reach age 70 1/2 or (2) the calendar year following the calendar year you retire, provided you do not own 5% or more of your employer.


Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving Annuity Payments under your Contract. The RMD rules are complex, so consult with your tax adviser before waiving your 2009 RMD payment.


In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each section 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several TSA arrangements. Otherwise, you may not satisfy minimum distributions for an employer's qualified plan (i.e., 401(a)/403(a), 457(b)) with distributions from another qualified plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

Where made available, it is not clear whether the purchase or exercise of a withdrawal option after the first two years under a life contingent Income Annuity with a guarantee period where only the remaining guaranteed payments are reduced due to the withdrawal will satisfy minimum distribution requirements. Consult your tax advisor prior to purchase.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. You should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.





B-PPA-58

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).


Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax advisor because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).



If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your sole beneficiary and the Contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or if you meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.



If your spouse is your beneficiary, your spouse may also be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan.



If your spouse is not your beneficiary and your Contract permits, your beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such beneficiary may not treat the inherited IRA as his or her own IRA. Starting in 2010, certain employer plans (i.e. 401(a), 403(a), 403(b) and governmental 457 plans) are required to permit a non-spouse direct trustee-to-trustee rollover.


If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If an IRA Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA or eligible retirement plan, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

TSAS (ERISA AND NON-ERISA)

GENERAL


TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code and certain religious organizations. In general contributions to sec.403(b) arrangements are subject to contribution limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which will impact how we administer your 403(b) contract. In order to satisfy the 403(b) final regulations and prevent your contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at a minimum, meet the following requirements: (1) the plan must allow the exchange, (2) the exchange must not result in a reduction in the participant or beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.





                                                                        B-PPA-59

WITHDRAWALS AND INCOME PAYMENTS


If you are under 59 1/2, you generally cannot withdraw money from your TSA Contract unless the withdrawal:



  - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);


  - Is directly transferred to another permissible investment under Section 403(b) arrangements;


  - Relates to amounts that are not salary reduction elective deferrals if your plan allows it;


  - Occurs after you die, have a severance from employment or become disabled (as defined by the Code); or


  - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it;


  - Is a distribution to certain Tax Sheltered Annuity plan terminations if the conditions of the new income tax regulations are met.


  -  Relates to rollover or after-tax contributions.



  - Is for the purchase of permissive service credit under a governmental defined benefit plan.


Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

* The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

* In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

* All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

* In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

* No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

* If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions




B-PPA-60
  and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

* We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


You and your employer should consult your own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



* The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult your tax or legal counsel for advice regarding Roth accounts and other matters relating to the final Roth account regulations.





COLLATERALIZED  403(B) LOANS


If your employer's plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

457(B) PLANS

GENERAL


457(b) plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.


457(b) annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax. Generally, monies in your Contract can not be "made available" to you until you reach age 70 1/2, leave your job (or your employer changes) or have an unforeseen emergency (as defined by the Code)





                                                                        B-PPA-61

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

KEOGH ANNUITIES

Code Section 401(a) pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under TSAs. However, there may be some differences: consult your tax advisor.


See the "General" headings under Income Taxes for a brief description of the tax rules that apply to Keogh annuities.


403(A)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the "General" headings under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.





B-PPA-62

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                                                              Keogh and            PEDC
                                                          TSA Deferred     403(a) Deferred     Deferred and
                                                           and income         and Income          Income
                                                            Annuities         Annuities        Annuities(1)
                                                          ------------     ---------------     ------------
California...........................................          0.5%              0.5%              2.35%
Florida(2)...........................................          1.0%              1.0%               1.0%
Puerto Rico..........................................          1.0%              1.0%               1.0%
West Virginia........................................          1.0%              1.0%               1.0%





---------

(1) PREMIUM TAX RATES APPLICABLE TO DEFERRED AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF sec.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "KEOGH AND 403(a) DEFERRED AND INCOME ANNUITIES."


(2) ANNUITY PREMIUMS ARE EXEMPT FROM TAXATION PROVIDED THE TAX SAVINGS ARE PASSED BACK TO THE CONTRACT HOLDERS. OTHERWISE, THEY ARE TAXABLE AT 1%.








                                                                        B-PPA-63

APPENDIX A-1

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS


The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.



PORTFOLIO MERGER




              FORMER PORTFOLIO                                 NEW PORTFOLIO
-------------------------------------------     -------------------------------------------
METROPOLITAN FUND                               METROPOLITAN FUND
  FI Large Cap Portfolio                          BlackRock Legacy Large Cap Growth
                                                Portfolio




PORTFOLIO NAME CHANGES




                FORMER NAME                                       NEW NAME
-------------------------------------------     -------------------------------------------
MET INVESTORS FUND                              MET INVESTORS FUND
  Cyclical Growth and Income ETF Portfolio        SSgA Growth and Income ETF Portfolio
  Cyclical Growth ETF Portfolio                   SSgA Growth ETF Portfolio
METROPOLITAN FUND                               METROPOLITAN FUND
  Franklin Templeton Small Cap Growth             Loomis Sayles Small Cap Growth Portfolio
  Portfolio
  Harris Oakmark Focused Value Portfolio          Met/Artisan Mid Cap Value Portfolio
  Julius Baer International Stock Portfolio       Artio International Stock Portfolio
  Lehman Brothers(R) Aggregate Bond Index         Barclays Capital Aggregate Bond Index
  Portfolio                                     Portfolio
  Loomis Sayles Small Cap Portfolio               Loomis Sayles Small Cap Core Portfolio








B-PPA-64

APPENDIX B

 ACCUMULATION UNIT VALUES (IN DOLLARS)
This table shows fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).





-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Division -- Class C(e)......................     2008       $ 10.00        $  7.01               639

American Funds Bond Division -- Class 2(n)....     2006         15.03          15.80               836
                                                   2007         15.80          16.12             2,210
                                                   2008         16.12          14.43             1,475

American Funds Global Small Capitalization
  Division -- Class 2(h)......................     2001         14.94          13.62               549
                                                   2002         13.62          10.89             1,291
                                                   2003         10.89          16.52             2,335
                                                   2004         16.52          19.72             3,455
                                                   2005         19.72          24.41             4,904
                                                   2006         24.41          29.92             5,888
                                                   2007         29.92          35.88             6,596
                                                   2008         35.88          16.47             5,184

American Funds Growth Allocation
  Division -- Class C(e)......................     2008          9.99           6.36               428

American Funds Growth Division -- Class 2(h)..     2001        138.68         118.11               382
                                                   2002        118.11          88.12               925
                                                   2003         88.12         119.07             1,483
                                                   2004        119.07         132.29             1,843
                                                   2005        132.29         151.82             2,086
                                                   2006        151.82         165.27             2,172
                                                   2007        165.27         183.38             2,075
                                                   2008        183.38         101.48             1,819

American Funds Growth-Income Division(h)......     2001         90.87          87.85               403
                                                   2002         87.85          70.84             1,163
                                                   2003         70.84          92.66             1,753
                                                   2004         92.66         101.01             2,228
                                                   2005        101.01         105.58             2,335
                                                   2006        105.58         120.14             2,349
                                                   2007        120.14         124.63             2,240
                                                   2008        124.63          76.50             1,886






                                                                        B-PPA-65

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

American Funds Moderate Allocation
  Division -- Class C(e)......................     2008       $ 10.01        $  7.69               672

BlackRock Aggressive Growth Division..........     1999         28.12          37.00            31,947
                                                   2000         37.00          33.76            33,047
                                                   2001         33.76          25.42            31,088
                                                   2002         25.42          17.89            27,173
                                                   2003         17.89          24.88            25,242
                                                   2004         24.88          27.76            22,464
                                                   2005         27.76          30.35            19,773
                                                   2006         30.35          31.99            17,109
                                                   2007         31.99          38.10            14,889
                                                   2008         38.10          20.42            13,191

BlackRock Bond Income Division(c).............     1999         19.33          18.65            18,530
                                                   2000         18.65          20.49            16,395
                                                   2001         20.49          21.92            18,444
                                                   2002         21.92          23.45            17,572
                                                   2003         23.45          24.52            15,375
                                                   2004         24.52          25.29            13,470
                                                   2005         25.29          25.58            12,155
                                                   2006         25.58          26.38            10,383
                                                   2007         26.38          27.69             8,979
                                                   2008         27.69          26.41             7,220

BlackRock Diversified Division................     1999         27.04          29.04            75,121
                                                   2000         29.04          28.98            75,252
                                                   2001         28.98          26.80            66,376
                                                   2002         26.80          22.80            53,835
                                                   2003         22.80          27.15            48,137
                                                   2004         27.15          29.10            42,486
                                                   2005         29.10          29.62            36,986
                                                   2006         29.62          32.33            31,232
                                                   2007         32.33          33.82            26,632
                                                   2008         33.82          25.12            21,582

BlackRock Large Cap Core Division*(o).........     2007         37.61          38.04            23,220
                                                   2008         38.04          23.62            19,811






B-PPA-66

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust).................     1999       $ 34.30        $ 40.13            64,028
                                                   2000         40.13          37.19            62,978
                                                   2001         37.19          30.48            57,299
                                                   2002         30.48          22.24            47,428
                                                   2003         22.24          28.61            42,944
                                                   2004         28.61          31.32            37,879
                                                   2005         31.32          32.05            32,659
                                                   2006         32.05          36.12            27,458
                                                   2007         36.12          37.93                 0

BlackRock Large Cap Value Division -- Class
  E(f)........................................     2002         10.00           7.93               283
                                                   2003          7.93          10.60               856
                                                   2004         10.60          11.87             1,486
                                                   2005         11.87          12.39             1,365
                                                   2006         12.39          14.59             3,032
                                                   2007         14.59          14.88             2,963
                                                   2008         14.88           9.54             2,500

BlackRock Legacy Large Cap Growth
  Division -- Class E(k)......................     2004         10.07          11.06               130
                                                   2005         11.06          11.67               248
                                                   2006         11.67          11.99               399
                                                   2007         11.99          14.03               686
                                                   2008         14.03           8.78               923

BlackRock Strategic Value Division(a).........     2000         10.00          12.24             4,095
                                                   2001         12.24          14.03            14,485
                                                   2002         14.03          10.90            18,439
                                                   2003         10.90          16.16            18,573
                                                   2004         16.16          18.41            18,477
                                                   2005         18.41          18.94            16,020
                                                   2006         18.94          21.84            13,598
                                                   2007         21.84          20.82            11,482
                                                   2008         20.82          12.67             9,126






                                                                        B-PPA-67

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Calvert Social Balanced Division..............     1999       $ 25.44        $ 28.20             1,453
                                                   2000         28.20          26.98             1,527
                                                   2001         26.98          24.80             1,563
                                                   2002         24.80          21.51             1,498
                                                   2003         21.51          25.35             1,515
                                                   2004         25.35          27.10             1,526
                                                   2005         27.10          28.28             1,501
                                                   2006         28.28          30.38             1,416
                                                   2007         30.38          30.84             1,345
                                                   2008         30.84          20.91             1,236

Clarion Global Real Estate Division -- Class
  E(k)........................................     2004          9.99          12.86             1,461
                                                   2005         12.86          14.41             3,143
                                                   2006         14.41          19.58             5,319
                                                   2007         19.58          16.47             3,834
                                                   2008         16.47           9.48             3,084

Davis Venture Value Division(a)...............     2000         30.19          30.79               916
                                                   2001         30.79          27.01             2,072
                                                   2002         27.01          22.31             2,269
                                                   2003         22.31          28.84             2,514
                                                   2004         28.84          32.01             3,050
                                                   2005         32.01          34.87             3,698
                                                   2006         34.87          39.46             3,990
                                                   2007         39.46          40.76             3,839
                                                   2008         40.76          24.41             3,308

FI Large Cap Division -- Class E..............     2006         17.52          17.75                45
                                                   2007         17.75          18.19                73
                                                   2008         18.19           9.90                89






B-PPA-68

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

FI Mid Cap Opportunities Division(j)..........     1999       $ 17.19        $ 37.85            44,078
                                                   2000         37.85          25.71            57,544
                                                   2001         25.71          15.91            52,016
                                                   2002         15.91          11.16            42,960
                                                   2003         11.16          14.83            38,319
                                                   2004         14.83          17.16            34,048
                                                   2005         17.16          18.13            29,784
                                                   2006         18.13          20.03            25,415
                                                   2007         20.03          21.43            21,648
                                                   2008         21.43           9.46            19,350

FI Value Leaders Division -- Class E(f).......     2002         23.06          19.03                40
                                                   2003         19.03          23.83               175
                                                   2004         23.83          26.72               294
                                                   2005         26.72          29.18               561
                                                   2006         29.18          32.21               728
                                                   2007         32.21          33.09               576
                                                   2008         33.09          19.93               444

Franklin Templeton Small Cap Growth
  Division(h).................................     2001         10.00           8.80               769
                                                   2002          8.80           6.27             1,420
                                                   2003          6.27           8.98             2,000
                                                   2004          8.98           9.88             1,935
                                                   2005          9.88          10.22             1,816
                                                   2006         10.22          11.10             1,738
                                                   2007         11.10          11.46             1,448
                                                   2008         11.46           6.66             1,171

Harris Oakmark Focused Value Division(h)......     2001         23.96          26.80             2,799
                                                   2002         26.80          24.13             5,043
                                                   2003         24.13          31.61             5,303
                                                   2004         31.61          34.32             5,348
                                                   2005         34.32          37.28             5,416
                                                   2006         37.28          41.41             4,400
                                                   2007         41.41          38.10             3,630
                                                   2008         38.10          20.32             2,860






                                                                        B-PPA-69

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Harris Oakmark International Division -- Class
  E(f)........................................     2002       $ 10.60        $  8.85                42
                                                   2003          8.85          11.82               594
                                                   2004         11.82          14.09             1,793
                                                   2005         14.09          15.90             3,247
                                                   2006         15.90          20.26             4,690
                                                   2007         20.26          19.81             4,338
                                                   2008         19.81          11.57             2,947

Janus Forty Division -- Class E(b)............     2007        155.59         191.21                69
                                                   2008        191.21         109.63               221

Jennison Growth Division......................     2005          4.12           4.98             5,029
                                                   2006          4.98           5.05             4,487
                                                   2007          5.05           5.57             3,673
                                                   2008          5.57           3.50             3,172

Jennison Growth Division (formerly Met/Putnam
  Voyager Division)(a)(i).....................     2000          9.81           7.24             2,554
                                                   2001          7.24           4.94             5,531
                                                   2002          4.94           3.47             5,941
                                                   2003          3.47           4.31             6,162
                                                   2004          4.31           4.47             5,450
                                                   2005          4.47           4.08             2,161

Julius Baer International Stock Division......     1999         16.07          18.48            13,055
                                                   2000         18.48          16.41            13,978
                                                   2001         16.41          12.87            13,983
                                                   2002         12.87          10.48            13,034
                                                   2003         10.48          13.26            11,724
                                                   2004         13.26          15.48            10,579
                                                   2005         15.48          18.04             9,759
                                                   2006         18.04          20.76             9,148
                                                   2007         20.76          22.62             8,331
                                                   2008         22.62          12.48             7,317






B-PPA-70

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Lazard Mid Cap Division -- Class E(f).........     2002       $ 11.41        $  9.70               341
                                                   2003          9.70          12.10               799
                                                   2004         12.10          13.68               970
                                                   2005         13.68          14.62             1,005
                                                   2006         14.62          16.57               995
                                                   2007         16.57          15.94             1,142
                                                   2008         15.94           9.72               826

Legg Mason Aggressive Growth..................     2001         10.03           7.78             1,020
                                                   2002          7.78           5.33             1,506
                                                   2003          5.33           6.82             1,648
                                                   2004          6.82           7.33             1,574
                                                   2005          7.33           8.24             1,656
                                                   2006          8.24           8.01             1,614
                                                   2007          8.01           8.12             1,369
                                                   2008          8.12           4.89             1,212

Legg Mason Value Equity.......................     2006          9.61          10.33             1,119
                                                   2007         10.33           9.62               969
                                                   2008          9.62           4.33               896

Legg Mason Partners Aggressive Growth
  Division(g)(h)..............................     2001          9.39           8.35               493
                                                   2002          8.35           6.58               795
                                                   2003          6.58           7.92               847
                                                   2004          7.92           8.71             1,131
                                                   2005          8.71           9.22             1,085
                                                   2006          9.22           9.66             1,085

Lehman Brothers(R) Aggregate Bond Index
  Division....................................     1999         10.11           9.85             7,736
                                                   2000          9.85          10.84            11,151
                                                   2001         10.84          11.51            17,518
                                                   2002         11.51          12.53            20,055
                                                   2003         12.53          12.82            20,050
                                                   2004         12.82          13.18            22,529
                                                   2005         13.18          13.29            21,998
                                                   2006         13.29          13.67            20,187
                                                   2007         13.67          14.42            18,228
                                                   2008         14.42          15.10            12,890






                                                                        B-PPA-71

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Loomis Sayles Small Cap Division(a)...........     2000       $ 25.78        $ 25.52               353
                                                   2001         25.52          22.98               654
                                                   2002         22.98          17.80               759
                                                   2003         17.80          24.00               811
                                                   2004         24.00          27.58               827
                                                   2005         27.58          29.13               863
                                                   2006         29.13          33.58             1,062
                                                   2007         33.58          37.11             1,141
                                                   2008         37.11          23.49               946

Lord Abbett Bond Debenture Division(d)........     1999          9.59          11.16             4,708
                                                   2000         11.16          10.92             5,292
                                                   2001         10.92          10.64             5,375
                                                   2002         10.64          10.65             4,921
                                                   2003         10.65          12.57             5,370
                                                   2004         12.57          13.46             5,243
                                                   2005         13.46          13.54             5,165
                                                   2006         13.54          14.62             5,043
                                                   2007         14.62          15.43             4,832
                                                   2008         15.43          12.43             3,676

Met/AIM Small Cap Growth Division -- Class
  E(f)........................................     2002         11.24           8.51               129
                                                   2003          8.51          11.68               317
                                                   2004         11.68          12.30               323
                                                   2005         12.30          13.17               359
                                                   2006         13.17          14.87               412
                                                   2007         14.87          16.33               483
                                                   2008         16.33           9.88               408

Met/Franklin Income Division -- Class B(e)....     2008          9.99           7.99               115

Met/Franklin Mutual Shares Division -- Class
  B(e)........................................     2008          9.99           6.60                74

Met/Franklin Templeton Founding Strategy
  Division -- Class B(e)......................     2008          9.99           7.04               124

Met/Templeton Growth Division Class B(e)......     2008          9.99           6.57                13






B-PPA-72

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index Division(a).......     2000       $ 10.00        $ 10.62             5,492
                                                   2001         10.62          10.36             8,076
                                                   2002         10.36           8.71            10,595
                                                   2003          8.71          11.61            11,375
                                                   2004         11.61          13.30             9,542
                                                   2005         13.30          14.75             9,545
                                                   2006         14.75          16.04             9,101
                                                   2007         16.04          17.08             8,404
                                                   2008         17.08          10.76             7,317

MetLife Stock Index Division..................     1999         37.08          44.24            79,701
                                                   2000         44.24          39.61            83,774
                                                   2001         39.61          34.36            80,859
                                                   2002         34.36          26.36            73,948
                                                   2003         26.36          33.38            69,957
                                                   2004         33.38          36.44            67,005
                                                   2005         36.44          37.66            61,189
                                                   2006         37.66          42.95            53,415
                                                   2007         42.95          44.63            46,793
                                                   2008         44.63          27.73            41,165

MFS(R) Research International Division(h).....     2001         10.00           8.73               408
                                                   2002          8.73           7.62               830
                                                   2003          7.62           9.96               972
                                                   2004          9.96          11.77             1,281
                                                   2005         11.77          13.58             1,544
                                                   2006         13.58          17.02             3,004
                                                   2007         17.02          19.10             3,266
                                                   2008         19.10          10.89             3,093

MFS(R) Total Return Division -- Class E(k)....     2004         10.04          10.93               541
                                                   2005         10.93          11.12             1,421
                                                   2006         11.12          12.30             1,656
                                                   2007         12.30          12.66             1,844
                                                   2008         12.66           9.72             1,503






                                                                        B-PPA-73

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

MFS(R) Value Division (formerly Harris Oakmark
  Large Cap Value Division) (Class E).........     1999       $  9.71        $  8.93             3,630
                                                   2000          8.93           9.91             4,947
                                                   2001          9.91          11.59            16,421
                                                   2002         11.59           9.83            19,478
                                                   2003          9.83          12.18            18,730
                                                   2004         12.18          13.40            18,015
                                                   2005         13.40          13.05            16,233
                                                   2006         13.05          15.23            13,096
                                                   2007         15.23          14.47            11,260
                                                   2008         14.47           9.51             9,015

Morgan Stanley EAFE(R) Index Division.........     1999         10.79          13.31             3,867
                                                   2000         13.31          11.24             8,036
                                                   2001         11.24           8.69            11,009
                                                   2002          8.69           7.15            12,551
                                                   2003          7.15           9.72            12,721
                                                   2004          9.72          11.49            10,709
                                                   2005         11.49          12.85            10,291
                                                   2006         12.85          15.96            10,009
                                                   2007         15.96          17.47             9,691
                                                   2008         17.47           9.99             9,244

Neuberger Berman Mid Cap Value Division.......     1999         10.72          12.46             2,437
                                                   2000         12.46          15.78             7,503
                                                   2001         15.78          15.19             9,095
                                                   2002         15.19          13.56             9,177
                                                   2003         13.56          18.28             9,002
                                                   2004         18.28          22.20            10,311
                                                   2005         22.20          24.61            11,157
                                                   2006         24.61          27.09             9,645
                                                   2007         27.09          27.68             8,313
                                                   2008         27.68          14.39             6,842

Oppenheimer Capital Appreciation
  Division -- Class E(m)......................     2005         10.02          10.90                65
                                                   2006         10.90          11.60               164
                                                   2007         11.60          13.11               378
                                                   2008         13.11           7.00               345






B-PPA-74

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Oppenheimer Global Equity Division............     1999       $ 12.42        $ 15.36             9,322
                                                   2000         15.36          14.92            11,688
                                                   2001         14.92          12.37            12,089
                                                   2002         12.37          10.26            10,865
                                                   2003         10.26          13.22            10,015
                                                   2004         13.22          15.20             9,062
                                                   2005         15.20          17.44             8,299
                                                   2006         17.44          20.09             7,630
                                                   2007         20.09          21.13             6,775
                                                   2008         21.13          12.44             5,806

PIMCO Inflation Protected Bond
  Division -- Class E(k)......................     2006         11.07          11.19               275
                                                   2007         11.19          12.26               512
                                                   2008         12.26          11.29             2,964

PIMCO Total Return Division(h)................     2001         10.00          10.54             2,743
                                                   2002         10.54          11.41             8,937
                                                   2003         11.41          11.78             9,775
                                                   2004         11.78          12.24             9,739
                                                   2005         12.24          12.39            10,726
                                                   2006         12.39          12.83             9,738
                                                   2007         12.83          13.66             9,031
                                                   2008         13.66          13.58             8,058

RCM Technology Division(h)....................     2001         10.00           7.44             2,035
                                                   2002          7.44           3.63             2,782
                                                   2003          3.63           5.66             6,376
                                                   2004          5.66           5.35             5,501
                                                   2005          5.35           5.88             4,228
                                                   2006          5.88           6.13             3,454
                                                   2007          6.13           7.97             4,717
                                                   2008          7.97           4.39             3,642






                                                                        B-PPA-75

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

Russell 2000(R) Index Division................     1999       $ 10.52        $ 12.76             5,393
                                                   2000         12.76          12.12             9,115
                                                   2001         12.12          12.08             9,631
                                                   2002         12.08           9.48            10,366
                                                   2003          9.48          13.68            10,958
                                                   2004         13.68          15.92             9,451
                                                   2005         15.92          16.43             8,754
                                                   2006         16.43          19.14             8,072
                                                   2007         19.14          18.62             6,978
                                                   2008         18.62          12.23             6,134

SSgA Growth ETF Division -- Class E (formerly
  Cyclical Growth and Income ETF
  Division)(n)................................     2006         10.73          11.45                91
                                                   2007         11.45          11.96               231
                                                   2008         11.96           7.92               242

SSgA Growth and Income ETF Division -- Class E
  (formerly Cyclical Growth ETF Division)(n)..     2006         10.52          11.19                88
                                                   2007         11.19          11.66               140
                                                   2008         11.66           8.64               263

T. Rowe Price Large Cap Growth Division.......     1999         11.00          13.28             3,394
                                                   2000         13.28          13.05            12,475
                                                   2001         13.05          11.62            12,076
                                                   2002         11.62           8.80            10,694
                                                   2003          8.80          11.38            10,541
                                                   2004         11.38          12.35             9,724
                                                   2005         12.35          13.00             8,796
                                                   2006         13.00          14.54             7,871
                                                   2007         14.54          15.71             7,073
                                                   2008         15.71           9.02             6,007






B-PPA-76

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

T. Rowe Price Mid Cap Growth Division(h)......     2001       $ 10.00        $  8.42             1,519
                                                   2002          8.42           4.66             2,342
                                                   2003          4.66           6.31             3,462
                                                   2004          6.31           7.36             4,025
                                                   2005          7.36           8.35             4,625
                                                   2006          8.35           8.79             4,609
                                                   2007          8.79          10.23             5,476
                                                   2008         10.23           6.10             4,599

T. Rowe Price Small Cap Growth Division.......     1999         12.01          15.18            14,008
                                                   2000         15.18          13.63            19,426
                                                   2001         13.63          12.25            18,640
                                                   2002         12.25           8.87            16,726
                                                   2003          8.87          12.34            15,888
                                                   2004         12.34          13.54            14,106
                                                   2005         13.54          14.84            12,499
                                                   2006         14.84          15.23            10,952
                                                   2007         15.23          16.53             9,232
                                                   2008         16.53          10.41             8,125

Western Asset Management Strategic Bond
  Opportunities Division(h)...................     2001         15.75          16.21               494
                                                   2002         16.21          17.55             1,215
                                                   2003         17.55          19.52             2,157
                                                   2004         19.52          20.55             2,415
                                                   2005         20.55          20.88             3,189
                                                   2006         20.88          21.66             3,134
                                                   2007         21.66          22.26             2,757
                                                   2008         22.26          18.68             2,080

Western Asset Management U.S. Government
  Division(h).................................     2001         14.55          15.07             1,178
                                                   2002         15.07          16.07             3,843
                                                   2003         16.07          16.13             3,166
                                                   2004         16.13          16.41             2,998
                                                   2005         16.41          16.49             3,099
                                                   2006         16.49          16.96             2,936
                                                   2007         16.96          17.48             2,695
                                                   2008         17.48          17.21             2,209






                                                                        B-PPA-77

-----------------------------------------------------------------------------------------------------------
                                                           BEGINNING OF                       NUMBER OF
                                                               YEAR        END OF YEAR       ACCUMULATION
                                                           ACCUMULATION   ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                                YEAR     UNIT VALUE     UNIT VALUE       (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------

MetLife Aggressive Allocation Division........     2005       $  9.99        $ 11.17               143
                                                   2006         11.17          12.81               628
                                                   2007         12.81          13.09             1,037
                                                   2008         13.09           7.72             1,047

MetLife Conservative Allocation Division......     2005          9.99          10.32               188
                                                   2006         10.32          10.93               774
                                                   2007         10.93          11.42             1,576
                                                   2008         11.42           9.69             1,715

MetLife Conservative to Moderate Allocation
  Division....................................     2005          9.99          10.55               824
                                                   2006         10.55          11.44             2,444
                                                   2007         11.44          11.87             4,103
                                                   2008         11.87           9.21             3,893

MetLife Moderate Allocation Division..........     2005          9.99          10.77             1,278
                                                   2006         10.77          11.93             4,488
                                                   2007         11.93          12.32             8,150
                                                   2008         12.32           8.71             7,924

MetLife Moderate to Aggressive Allocation
  Division....................................     2005          9.99          11.00               653
                                                   2006         11.00          12.44             2,721
                                                   2007         12.44          12.79             4,670
                                                   2008         12.79           8.22             4,739




---------
NOTES:

(a)   INCEPTION DATE: JULY 5, 2000.

(b)   INCEPTION DATE: APRIL 30, 2007.

(c) THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.

(d) THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.


(e)   INCEPTION DATE: APRIL 28, 2008.


(f)   INCEPTION DATE: MAY 1, 2002.

(g) THE ASSETS OF JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

(h)   INCEPTION DATE: MAY 1, 2001.

(i) THE ASSETS IN THE MET/PUTNAM VOYAGER DIVISION MERGED INTO THE JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER DIVISION IS NO LONGER AVAILABLE.

(j) THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.

(k)   INCEPTION DATE: MAY 1, 2004.





B-PPA-78

(l) THE ASSETS OF THE MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST DIVISION.

(m)   INCEPTION DATE: MAY 1, 2005.

(n)   INCEPTION DATE: MAY 1, 2006.

(o) THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.

* WE ARE WAIVING A PORTION OF THE SEP ACCT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.





                                                                        B-PPA-79

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                        LEGAL NAME OF PORTFOLIO SERIES                 MARKETING NAME
-----------------                      ----------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)                  Bond Fund                      American Funds Bond Fund
AMERICAN FUNDS INSURANCE SERIES(R)      Global Small Capitalization Fund          American Funds Global Small
                                                                                      Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES(R)             Growth-Income Fund              American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES(R)                 Growth Fund                    American Funds Growth Fund
CALVERT VARIABLE SERIES, INC.               Social Balanced Portfolio          Calvert Social Balanced Portfolio
METROPOLITAN SERIES FUND, INC.         FI Mid Cap Opportunities Portfolio     FI Mid Cap Opportunities Portfolio
                                                                                          (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Value Leaders Portfolio             FI Value Leaders Portfolio
                                                                                          (Fidelity)








B-PPA-80

APPENDIX D

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.





                                                                        B-PPA-81

APPENDIX E

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                                              PAGE
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................     2

SERVICES....................................................................     2

PRINCIPAL UNDERWRITER.......................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................     2

EXPERIENCE FACTOR...........................................................     2

VARIABLE INCOME PAYMENTS....................................................     2

CALCULATING THE ANNUITY UNIT VALUE..........................................     3

ADVERTISEMENT OF THE SEPARATE ACCOUNT.......................................     6

VOTING RIGHTS...............................................................     7

ERISA.......................................................................     8

TAXES.......................................................................     9

WITHDRAWALS.................................................................    13

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................................     1

FINANCIAL STATEMENTS OF METLIFE.............................................   F-1








B-PPA-82

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio

[ ] American Funds Insurance Series(R)

[ ] I have changed my address. My current address is:




----------------------------------------
                                              Name ---------------------------------
            (Contract Number)

----------------------------------------    Address --------------------------------

                (Signature)                         --------------------------------
                                                                                 zip



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                                                                 MAY 1, 2009


PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED

BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Income Annuity.

--------------------------------------------------------------------------------
You decide how to allocate your money among the various available investment choices. The investment choices available are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


                  AMERICAN FUNDS(R)
AMERICAN FUNDS GLOBAL       AMERICAN FUNDS GROWTH-
SMALL CAPITALIZATION        INCOME
AMERICAN FUNDS GROWTH
                 MET INVESTORS FUND
BLACKROCK LARGE CAP CORE    LORD ABBETT BOND
CLARION GLOBAL REAL ESTATE  DEBENTURE
HARRIS OAKMARK              MET/AIM SMALL CAP GROWTH
INTERNATIONAL               MFS(R) RESEARCH
JANUS FORTY                 INTERNATIONAL
LAZARD MID CAP              OPPENHEIMER CAPITAL
LEGG MASON PARTNERS         APPRECIATION
AGGRESSIVE GROWTH           PIMCO TOTAL RETURN
LEGG MASON VALUE EQUITY     RCM TECHNOLOGY
                            T. ROWE PRICE MID CAP
                            GROWTH
                  METROPOLITAN FUND
ARTIO INTERNATIONAL STOCK   METLIFE CONSERVATIVE
                            ALLOCATION
BARCLAYS CAPITAL AGGREGATE  METLIFE CONSERVATIVE TO
  BOND INDEX                MODERATE ALLOCATION
BLACKROCK AGGRESSIVE        METLIFE MID CAP STOCK
  GROWTH                    INDEX
BLACKROCK BOND INCOME       METLIFE MODERATE
                            ALLOCATION
BLACKROCK DIVERSIFIED       METLIFE MODERATE TO
                            AGGRESSIVE ALLOCATION
BLACKROCK LARGE CAP VALUE   METLIFE STOCK INDEX
BLACKROCK LEGACY LARGE CAP  MFS(R) TOTAL RETURN
  GROWTH
BLACKROCK STRATEGIC VALUE   MFS(R) VALUE
DAVIS VENTURE VALUE         MORGAN STANLEY EAFE(R)
                            INDEX
FI MID CAP OPPORTUNITIES    NEUBERGER BERMAN MID CAP
                            VALUE
FI VALUE LEADERS            OPPENHEIMER GLOBAL
                            EQUITY
JENNISON GROWTH             RUSSELL 2000(R) INDEX
LOOMIS SAYLES SMALL CAP     T. ROWE PRICE LARGE CAP
  CORE                      GROWTH
LOOMIS SAYLES SMALL CAP     T. ROWE PRICE SMALL CAP
  GROWTH                    GROWTH
MET/ARTISAN MID CAP VALUE   WESTERN ASSET MANAGEMENT
METLIFE AGGRESSIVE          STRATEGIC BOND
ALLOCATION                    OPPORTUNITIES
                            WESTERN ASSET MANAGEMENT
                            U.S. GOVERNMENT

Certain Portfolios have been subject to a name change. Please see Appendix A-1 "Additional
Information Regarding the Portfolios".





HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, the Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2009. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page C-PPA 78 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses which are attached to the back of this Prospectus. You should also read these Prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.


 DEFERRED ANNUITIES
 AVAILABLE:
   - Non-Qualified

   - Traditional IRA

   - Roth IRA

   - Unallocated
     Keogh


 INCOME ANNUITIES AVAILABLE:
   - Non-Qualified

   - Traditional IRA

   - Roth IRA

   - Unallocated
     Keogh


 A WORD ABOUT INVESTMENT RISK:
 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

   - a bank deposit or obligation;

   - federally insured or guaranteed; or

   - endorsed by any bank or other financial institution.


                                 (METLIFE LOGO)

TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW...........................................   C-PPA-4
TABLE OF EXPENSES.........................................................   C-PPA-6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.....................   C-PPA-11
METLIFE...................................................................   C-PPA-12
METROPOLITAN LIFE SEPARATE ACCOUNT E......................................   C-PPA-12
VARIABLE ANNUITIES........................................................   C-PPA-12
  A Deferred Annuity.....................................................    C-PPA-13
  An Income Annuity......................................................    C-PPA-13
YOUR INVESTMENT CHOICES...................................................   C-PPA-13
  Certain Payments We Receive With Regard to the Portfolios..............    C-PPA-18
DEFERRED ANNUITIES........................................................   C-PPA-19
  The Deferred Annuity and Your Retirement Plan..........................    C-PPA-19
  Automated Investment Strategies........................................    C-PPA-19
  Purchase Payments......................................................    C-PPA-21
    Allocation of Purchase Payments.......................................   C-PPA-21
    Automated Purchase Payments...........................................   C-PPA-21
    Limits on Purchase Payments...........................................   C-PPA-21
  The Value of Your Investment...........................................    C-PPA-22
  Transfers..............................................................    C-PPA-22
  Access to Your Money...................................................    C-PPA-25
    Systematic Withdrawal Program.........................................   C-PPA-25
    Minimum Distribution..................................................   C-PPA-26
  Contract Fee...........................................................    C-PPA-27
  Charges................................................................    C-PPA-27
    Insurance-Related Charge..............................................   C-PPA-27
    Investment-Related Charge.............................................   C-PPA-27
  Premium and Other Taxes................................................    C-PPA-27
  Early Withdrawal Charges...............................................    C-PPA-28
    When No Early Withdrawal Charge Applies...............................   C-PPA-29
    When A Different Early Withdrawal Charge May Apply....................   C-PPA-31
  Free Look..............................................................    C-PPA-31
  Death Benefit..........................................................    C-PPA-31
  Pay-Out Options (or Income Options)....................................    C-PPA-33
INCOME ANNUITIES..........................................................   C-PPA-33
  Income Payment Types...................................................    C-PPA-34
  Minimum Size of your Income Payment....................................    C-PPA-35
  The Value of Your Income Payments......................................    C-PPA-36
  Reallocations..........................................................    C-PPA-37






C-PPA-2

  Contract Fee...........................................................    C-PPA-40
  Charges................................................................    C-PPA-40
    Insurance-Related or Separate Account Charge..........................   C-PPA-41
    Investment-Related Charge.............................................   C-PPA-41
  Premium and Other Taxes................................................    C-PPA-41
  Free Look..............................................................    C-PPA-41
GENERAL INFORMATION.......................................................   C-PPA-42
  Administration.........................................................    C-PPA-42
    Purchase Payments.....................................................   C-PPA-42
    Confirming Transactions...............................................   C-PPA-42
    Processing Transactions...............................................   C-PPA-43
     By Telephone or Internet.............................................   C-PPA-43
     After Your Death.....................................................   C-PPA-43
     Misstatement.........................................................   C-PPA-44
     Third Party Requests.................................................   C-PPA-44
     Valuation -- Suspension of Payments..................................   C-PPA-44
  Advertising Performance................................................    C-PPA-44
  Changes to Your Deferred Annuity or Income Annuity.....................    C-PPA-46
  Voting Rights..........................................................    C-PPA-46
  Who Sells the Deferred Annuities and Income Annuities..................    C-PPA-47
  Financial Statements...................................................    C-PPA-49
  Your Spouse's Rights...................................................    C-PPA-49
  When We Can Cancel Your Deferred Annuity or Income Annuity.............    C-PPA-50
INCOME TAXES..............................................................   C-PPA-50
LEGAL PROCEEDINGS.........................................................   C-PPA-61
APPENDIX A PREMIUM TAX TABLE..............................................   C-PPA-62
APPENDIX A-1 ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS..............   C-PPA-63
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION..........   C-PPA-64
APPENDIX C PORTFOLIO LEGAL AND MARKETING NAMES............................   C-PPA-77
APPENDIX D TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION..   C-PPA-78




The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.





                                                                         C-PPA-3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the contract is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."





C-PPA-4

GOOD ORDER



A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity or the participant or annuitant for whom money is invested under group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "you" means the trustee of the Keogh plan.





                                                                         C-PPA-5

 TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES

The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

---------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...............................        None
  Early Withdrawal Charge (as a percentage of each purchase payment
     funding the withdrawal during the pay-in phase)(1).................    Up to 7%
  Exchange Fee for Deferred Annuities...................................        None
  Surrender Fee for Deferred Annuities..................................        None
  Income Annuity Contract Fee...........................................        None
  Transfer Fee..........................................................        None


(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING SCHEDULE:

DURING PURCHASE PAYMENT YEAR
1........................................................................    7%
2........................................................................    6%
3........................................................................    5%
4........................................................................    4%
5........................................................................    3%
6........................................................................    2%
7........................................................................    1%
THEREAFTER...............................................................    0%


     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

--------------------------------------------------------------------------------
The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities(2).............                             None
Separate Account Charge (as a percentage of your average
  account value)(3)
  General Administrative Expenses Charge..................                             .20%
  Mortality and Expense Risk Charge.......................                             .75%
  Total Separate Account Annual Charge(3).................  Maximum Guaranteed Charge: .95%


(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITY. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.

     WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE-CAP CORE PORTFOLIO.

--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.



Total Annual Metropolitan Fund, Met Investors Fund and American       Minimum   Maximum
Funds(R)                                                              -------   -------
  Operating Expenses for the fiscal year ending December 31, 2008
     (expenses that are deducted from these Funds' assets
     include management fees, distribution fees (12b-1 fees) and
     other expenses)................................................    0.29%     1.03%








C-PPA-6

ANNUAL EXPENSES AMERICAN FUNDS(R)
-- CLASS 2  For fiscal year ending
December 31, 2008 (as a percentage
of average daily net assets)

                                                   DISTRIBUTION              ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                      AND/OR                FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
                                      MANAGEMENT  SERVICE(12B-1)    OTHER      AND     OPERATING       EXPENSE        OPERATING
                                          FEE          FEES       EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund...............     0.71%         0.25%        0.03%       --       0.99%            --            0.99%
American Funds Growth Fund..........     0.32%         0.25%        0.01%       --       0.58%            --            0.58%
American Funds Growth-Income Fund...     0.27%         0.25%        0.01%       --       0.53%            --            0.53%








ANNUAL EXPENSES MET INVESTORS FUND
-- CLASS A  For fiscal year ending
December 31, 2008 (as a percentage
of average daily net assets)

                                                    DISTRIBUTION              ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                       AND/OR                FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
                                      MANAGEMENT  SERVICE (12B-1)    OTHER      AND     OPERATING       EXPENSE        OPERATING
                                          FEE           FEES       EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Portfolio..     0.58%           --          0.04%       --       0.62%            --            0.62%
Clarion Global Real Estate
  Portfolio.........................     0.63%           --          0.06%       --       0.69%            --            0.69%
Harris Oakmark International
  Portfolio.........................     0.78%           --          0.07%       --       0.85%            --            0.85%
Janus Forty Portfolio...............     0.64%           --          0.03%       --       0.67%            --            0.67%
Lazard Mid Cap Portfolio............     0.69%           --          0.05%       --       0.74%            --            0.74%(1)
Legg Mason Partners Aggressive
  Growth Portfolio..................     0.63%           --          0.02%       --       0.65%            --            0.65%
Legg Mason Value Equity Portfolio...     0.63%           --          0.04%       --       0.67%            --            0.67%
Lord Abbett Bond Debenture
  Portfolio.........................     0.50%           --          0.03%       --       0.53%            --            0.53%
Met/AIM Small Cap Growth Portfolio..     0.86%           --          0.03%       --       0.89%            --            0.89%
MFS(R) Research International
  Portfolio.........................     0.70%           --          0.07%       --       0.77%            --            0.77%
Oppenheimer Capital Appreciation
  Portfolio.........................     0.59%           --          0.03%       --       0.62%            --            0.62%
PIMCO Total Return Portfolio........     0.48%           --          0.04%       --       0.52%            --            0.52%
RCM Technology Portfolio............     0.88%           --          0.09%       --       0.97%            --            0.97%
T. Rowe Price Mid Cap Growth
  Portfolio.........................     0.75%           --          0.03%       --       0.78%            --            0.78%








ANNUAL EXPENSES METROPOLITAN FUND
-- CLASS A  For fiscal year ending
December 31, 2008 (as a percentage
of average daily net assets)

                                                    DISTRIBUTION              ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                       AND/OR                FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
                                      MANAGEMENT  SERVICE (12B-1)    OTHER      AND     OPERATING       EXPENSE        OPERATING
                                          FEE           FEES       EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
--------------------------------------------------------------------------------------------------------------------------------
Artio International Stock
  Portfolio.........................     0.82%           --          0.13%        --      0.95%          0.03%           0.92%(2)
Barclays Capital Aggregate Bond
  Index Portfolio...................     0.25%           --          0.04%        --      0.29%          0.01%           0.28%(3)
BlackRock Aggressive Growth
  Portfolio.........................     0.72%           --          0.05%        --      0.77%             --           0.77%
BlackRock Bond Income Portfolio.....     0.38%           --          0.05%        --      0.43%          0.01%           0.42%(4)
BlackRock Diversified Portfolio.....     0.45%           --          0.04%        --      0.49%             --           0.49%
BlackRock Large Cap Value
  Portfolio.........................     0.67%           --          0.05%        --      0.72%             --           0.72%
BlackRock Legacy Large Cap Growth
  Portfolio.........................     0.73%           --          0.05%        --      0.78%          0.01%           0.77%(5)
BlackRock Strategic Value
  Portfolio.........................     0.84%           --          0.05%        --      0.89%             --           0.89%
Davis Venture Value Portfolio.......     0.70%           --          0.03%        --      0.73%          0.04%           0.69%(6)
FI Mid Cap Opportunities Portfolio       0.68%           --          0.07%        --      0.75%             --           0.75%
FI Value Leaders Portfolio..........     0.65%           --          0.06%        --      0.71%             --           0.71%
Jennison Growth Portfolio...........     0.63%           --          0.04%        --      0.67%             --           0.67%








                                                                         C-PPA-7

ANNUAL EXPENSES METROPOLITAN FUND
-- CLASS A  For fiscal year ending
December 31, 2008 (as a percentage
of average net assets)

                                                    DISTRIBUTION              ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                       AND/OR                FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
                                      MANAGEMENT  SERVICE (12B-1)    OTHER      AND     OPERATING       EXPENSE        OPERATING
                                          FEE           FEES       EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
--------------------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Core
  Portfolio.........................     0.90%           --          0.06%        --      0.96%          0.05%           0.91%(7)
Loomis Sayles Small Cap Growth
  Portfolio.........................     0.90%           --          0.13%        --      1.03%          0.06%           0.97%(8)
Met/Artisan Mid Cap Value
  Portfolio.........................     0.81%           --          0.04%        --      0.85%             --           0.85%
MetLife Aggressive Allocation
  Portfolio.........................     0.10%           --          0.03%     0.72%      0.85%          0.03%           0.82%(9)
MetLife Conservative Allocation
  Portfolio.........................     0.10%           --          0.02%     0.56%      0.68%          0.02%           0.66%(9)
MetLife Conservative to Moderate
  Allocation Portfolio..............     0.09%           --          0.01%     0.61%      0.71%             --           0.71%(9)
MetLife Mid Cap Stock Index
  Portfolio.........................     0.25%           --          0.08%        --      0.33%          0.01%           0.32%(3)
MetLife Moderate Allocation
  Portfolio.........................     0.07%           --             --     0.65%      0.72%             --           0.72%(9)
MetLife Moderate to Aggressive
  Allocation Portfolio..............     0.07%           --             --     0.68%      0.75%             --           0.75%(9)
MetLife Stock Index Portfolio.......     0.25%           --          0.04%        --      0.29%          0.01%           0.28%(3)
MFS(R) Total Return Portfolio.......     0.53%           --          0.05%        --      0.58%             --           0.58%
MFS(R) Value Portfolio..............     0.72%           --          0.08%        --      0.80%          0.07%           0.73%(10)
Morgan Stanley EAFE(R) Index
  Portfolio.........................     0.30%           --          0.12%     0.01%      0.43%          0.01%           0.42%(11)
Neuberger Berman Mid Cap Value
  Portfolio.........................     0.65%           --          0.04%        --      0.69%             --           0.69%
Oppenheimer Global Equity
  Portfolio.........................     0.52%           --          0.09%        --      0.61%             --           0.61%
Russell 2000(R) Index Portfolio.....     0.25%           --          0.07%     0.01%      0.33%          0.01%           0.32%(3)
T. Rowe Price Large Cap Growth
  Portfolio.........................     0.60%           --          0.07%        --      0.67%             --           0.67%
T. Rowe Price Small Cap Growth
  Portfolio.........................     0.51%           --          0.08%        --      0.59%             --           0.59%
Western Asset Management Strategic
  Bond
Opportunities Portfolio.............     0.60%           --          0.05%        --      0.65%             --           0.65%
Western Asset Management U.S.
  Government Portfolio..............     0.48%           --          0.04%        --      0.52%             --           0.52%









(*) ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.



(**) NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS
     OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.



(1) OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



(2) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.



(3) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.



(4) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE PORTFOLIO'S AVERAGE DAILY NET ASSETS IN EXCESS OF $1 BILLION BUT LESS THAN $2 BILLION.



(5) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.73% FOR THE FIRST $300 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.705% FOR THE NEXT $700 MILLION.



(6) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.75% FOR THE FIRST $50 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.70% FOR THE NEXT $450 MILLION, 0.65% FOR THE NEXT $4 BILLION, AND 0.625% FOR AMOUNTS OVER $4.5 BILLION.



(7) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $500 MILLION.



(8) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $100 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $100 MILLION.



(9) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST AND THE METROPOLITAN SERIES FUND, INC. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE





C-PPA-8

     UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT NET OPERATING EXPENSES OF THE PORTFOLIO TO 0.10% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES, 0.35% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B SHARES AND 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS E SHARES.



(10) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION, AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.



(11) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.


EXAMPLES
   The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

  -  reimbursement and/or waiver of expenses was not in effect;

  - your Deferred Annuity permits you to withdraw 10% of your Account Balance free from early withdrawal charges each Contract Year;

  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;

  -  there is a maximum Separate Account charge of 0.95%;

  -  the underlying Portfolio earns a 5% annual return; and

  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $851    $1,116    $1,365    $2,297
Minimum..............................................   $782    $  893    $  980    $1,496



EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

  -  reimbursement and/or waiver of expenses was not in effect;

  - your Deferred Annuity permits you to withdraw 20% of your Account Balance free from early withdrawal charges each Contract year;

  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;

  -  there is a Maximum Separate Account charge of 0.95%;





                                                                         C-PPA-9

  -  the underlying Portfolio earns a 5% annual return; and

  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $781    $1,066    $1,352    $2,297
Minimum..............................................   $712    $  851    $  980    $1,496



EXAMPLE 3.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

  -  reimbursement and/or waiver of expenses was not in effect;

  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;

  -  there is a maximum Separate Account charge of 0.95%;

  -  the underlying Portfolio earns a 5% annual return; and

  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $201     $621    $1,065    $2,297
Minimum...............................................   $126     $393    $  680    $1,496








C-PPA-10

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
See Appendix B







                                                                        C-PPA-11

METLIFE



Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.


METROPOLITAN LIFE SEPARATE ACCOUNT E


We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES


There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.





C-PPA-12

A DEFERRED ANNUITY

You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA, such as the availability of a guaranteed income for life or the death benefit.


Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation, if any, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you either take all of your money out of the account or you elect "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is no longer available. Current contract owners may continue to make additional purchase payments.

AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2.

The investment choices are listed in alphabetical order, (based upon the Portfolios' legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk you assume will depend on the investment divisions you choose. While the




                                                                        C-PPA-13
investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.





                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
          PORTFOLIO                   INVESTMENT OBJECTIVE              MANAGER
          ---------                   --------------------        -------------------
      AMERICAN FUNDS(R)
American Funds Global Small     Seeks capital appreciation        Capital Research
  Capitalization Fund           through stocks.                   and Management
                                                                  Company
American Funds Growth Fund      Seeks capital appreciation        Capital Research
                                through stocks.                   and Management
                                                                  Company
American Funds Growth-Income    Seeks both capital appreciation   Capital Research
  Fund                          and income.                       and Management
                                                                  Company
     MET INVESTORS FUND#
BlackRock Large Cap Core        Seeks long-term capital growth.   MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Clarion Global Real Estate      Seeks to provide total return     MetLife Advisers,
  Portfolio                     through investment in real        LLC
                                estate securities, emphasizing    Sub-Investment
                                both capital appreciation and     Manager: ING
                                current income.                   Clarion Real Estate
                                                                  Securities, L.P.
Harris Oakmark International    Seeks long-term capital           MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.
Janus Forty Portfolio           Seeks capital appreciation.       MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: Janus
                                                                  Capital Management
                                                                  LLC
Lazard Mid Cap Portfolio        Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Lazard
                                                                  Asset Management
                                                                  LLC






C-PPA-14

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
          PORTFOLIO                   INVESTMENT OBJECTIVE              MANAGER
          ---------                   --------------------        -------------------
Legg Mason Partners             Seeks capital appreciation.       MetLife Advisers,
  Aggressive Growth Portfolio                                     LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  ClearBridge
                                                                  Advisors, LLC
Legg Mason Value Equity         Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Legg Mason
                                                                  Capital Management,
                                                                  Inc.
Lord Abbett Bond Debenture      Seeks high current income and     MetLife Advisers,
  Portfolio                     the opportunity for capital       LLC
                                appreciation to produce a high    Sub-Investment
                                total return.                     Manager: Lord,
                                                                  Abbett & Co. LLC
Met/AIM Small Cap Growth        Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Invesco
                                                                  Aim Capital
                                                                  Management, Inc.
MFS(R) Research International   Seeks capital appreciation.       MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Oppenheimer Capital             Seeks capital appreciation.       MetLife Advisers,
  Appreciation Portfolio                                          LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
PIMCO Total Return Portfolio    Seeks maximum total return,       MetLife Advisers,
                                consistent with the               LLC
                                preservation of capital and       Sub-Investment
                                prudent investment management.    Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
RCM Technology Portfolio        Seeks capital appreciation; no    MetLife Advisers,
                                consideration is given to         LLC
                                income.                           Sub-Investment
                                                                  Manager: RCM
                                                                  Capital Management
                                                                  LLC
T. Rowe Price Mid Cap Growth    Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
      METROPOLITAN FUND
Artio International Stock       Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Artio
                                                                  Global Management,
                                                                  LLC
Barclays Capital Aggregate      Seeks to equal the performance    MetLife Advisers,
  Bond Index Portfolio          of the Barclays Capital U.S.      LLC
                                Aggregate Bond Index.             Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
BlackRock Aggressive Growth     Seeks maximum capital             MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Bond Income           Seeks a competitive total         MetLife Advisers,
  Portfolio                     return primarily from investing   LLC
                                in fixed-income securities.       Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Diversified           Seeks high total return while     MetLife Advisers,
  Portfolio                     attempting to limit investment    LLC
                                risk and preserve capital.        Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Large Cap Value       Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC






                                                                        C-PPA-15

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
          PORTFOLIO                   INVESTMENT OBJECTIVE              MANAGER
          ---------                   --------------------        -------------------
BlackRock Legacy Large Cap      Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Strategic Value       Seeks high total return,          MetLife Advisers,
  Portfolio                     consisting principally of         LLC
                                capital appreciation.             Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Davis Venture Value Portfolio   Seeks growth of capital.          MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: Davis
                                                                  Selected Advisers,
                                                                  L.P.
FI Mid Cap Opportunities        Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
FI Value Leaders Portfolio      Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
Jennison Growth Portfolio       Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Jennison
                                                                  Associates LLC
Loomis Sayles Small Cap Core    Seeks long-term capital growth    MetLife Advisers,
  Portfolio                     from investments in common        LLC
                                stocks or other equity            Sub-Investment
                                securities.                       Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
Loomis Sayles Small Cap         Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
Met/Artisan Mid Cap Value       Seeks long-term capital growth.   MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: Artisan
                                                                  Partners Limited
                                                                  Partnership
MetLife Aggressive Allocation   Seeks growth of capital.          MetLife Advisers,
  Portfolio                                                       LLC
MetLife Conservative            Seeks high level of current       MetLife Advisers,
  Allocation Portfolio          income, with growth of capital    LLC
                                as a secondary
                                objective.
MetLife Conservative to         Seeks high total return in the    MetLife Advisers,
  Moderate Allocation           form of income and growth of      LLC
  Portfolio                     capital, with a greater
                                emphasis on income.
MetLife Mid Cap Stock Index     Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the Standard & Poor's Mid      LLC
                                Cap 400(R) Composite Stock        Sub-Investment
                                Price Index.                      Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MetLife Moderate Allocation     Seeks a balance between a high    MetLife Advisers,
  Portfolio                     level of current income and       LLC
                                growth of capital, with a
                                greater emphasis on growth of
                                capital.
MetLife Moderate to             Seeks growth of capital.          MetLife Advisers,
  Aggressive Allocation                                           LLC
  Portfolio
MetLife Stock Index Portfolio   Seeks to equal the performance    MetLife Advisers,
                                of the Standard & Poor's          LLC
                                500(R)Composite Stock Price       Sub-Investment
                                Index.                            Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MFS(R) Total Return Portfolio   Seeks a favorable total return    MetLife Advisers,
                                through investment in a           LLC
                                diversified portfolio.            Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company






C-PPA-16

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
          PORTFOLIO                   INVESTMENT OBJECTIVE              MANAGER
          ---------                   --------------------        -------------------
MFS(R) Value Portfolio          Seeks capital appreciation.       MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Morgan Stanley EAFE(R) Index    Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the MSCI EAFE(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
Neuberger Berman Mid Cap        Seeks capital growth.             MetLife Advisers,
  Value Portfolio                                                 LLC
                                                                  Sub-Investment
                                                                  Manager: Neuberger
                                                                  Berman Management
                                                                  LCC
Oppenheimer Global Equity       Seeks capital appreciation.       MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
Russell 2000(R) Index           Seeks to equal the return of      MetLife Advisers,
  Portfolio                     the Russell 2000(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
T. Rowe Price Large Cap         Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital and, secondarily,         LLC
                                dividend income.                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
T. Rowe Price Small Cap         Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
Western Asset Management        Seeks to maximize total return    MetLife Advisers,
  Strategic Bond                consistent with preservation of   LLC
  Opportunities Portfolio       capital.                          Sub-Investment
                                                                  Manager: Western
                                                                  Asset Management
                                                                  Company
Western Asset Management U.S.   Seeks to maximize total return    MetLife Advisers,
  Government Portfolio          consistent with preservation of   LLC
                                capital and maintenance of        Sub-Investment
                                liquidity.                        Manager:
                                                                  Western Asset
                                                                  Management Company







(#) PRIOR TO MAY 1, 2009, MET ADVISORY, LLC WAS THE INVESTMENT MANAGER OF MET INVESTORS FUND. ON MAY 1, 2009, MET INVESTORS ADVISORY, LLC MERGED WITH AND INTO METLIFE ADVISERS, LLC, AND METLIFE ADVISERS, LLC HAS NOW BECOME THE INVESTMENT MANAGER OF THE MET INVESTORS FUND.


Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The Deferred Annuity Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

* We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds(R) only through various insurance company annuities and insurance policies.





                                                                        C-PPA-17

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund and American Funds(R).


In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of an Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment manager or sub-investment manager of an Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a limited liability company. Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the investment manager makes a profit with respect to the investment manager fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for the Portfolios for information on the management fees paid by the investment managers to the sub-investment managers.)


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates




C-PPA-18
or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities and Income Annuities.")

DEFERRED ANNUITIES


This Prospectus describes the following Deferred Annuities under which you can accumulate money:

* Non-Qualified       * Roth IRAs (Roth
* Traditional IRA       Individual
  (Individual           Retirement
  Retirement            Annuities)
  Annuities)          * Unallocated Keogh


Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

* Allocated (your Account Balance records are kept for you as an individual); or

* Unallocated (Account Balance records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings




                                                                        C-PPA-19
goals. These investment strategies are available to you without any additional charges. However, the investment strategies are not available for the unallocated Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM) An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth Division based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your Contract earns. Early withdrawal charges may be taken from any earnings.

THE EQUALIZER(SM) You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R) You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM) You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your Account Balance is allocated among the Barclays Capital Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

THE ALLOCATOR(SM) Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.





C-PPA-20

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change, as long as it is within 30 days after we receive the request.

If you choose to make an allocation to the asset allocation investment divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation investment divisions. After the initial purchase payment has been made, you may allocate subsequent purchase payments or make transfers from any asset allocation investment division to any investment choice or to one or more of the asset allocation investment divisions.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction," your employer deducts an amount from your salary and makes the purchase payment for you. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

* Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

* A withdrawal should you leave your job (for the unallocated Keogh Deferred Annuity).

* Retirement, for certain Deferred Annuities. You may no longer make purchase payments if you retire.

* Receiving systematic termination payments (described later).





                                                                        C-PPA-21

THE VALUE OF YOUR INVESTMENT

Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

* Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

$500    =  50 accumulation units
----
 $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525. (50 x $10.50 = $525)

            $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475. (50 x $9.50 = $475).

             $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

* The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.





C-PPA-22

WE MAY REQUIRE YOU TO:

* Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds




                                                                        C-PPA-23
portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future transfer/reallocation requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other




C-PPA-24
insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owners or participant/annuitant). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

* The percentage or dollar amount of the withdrawal; and

* The investment division (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

If you have certain Non-Qualified or IRA Deferred Annuities, subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be take out pro-rata from the Fixed Interest Account and any investment divisions in which you have an Account Balance.





                                                                        C-PPA-25

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.





C-PPA-26

CONTRACT FEE

There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than a certain amount.

CHARGES

There are two types of charges you pay while you have money in an investment division:

* Insurance-related charge, and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while you have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment manager for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.





                                                                        C-PPA-27

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. The early withdrawal charge does not apply in certain situations or upon the occurrence of certain events or circumstances. Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:


                        During Purchase Payment Year

Year               1      2      3      4      5      6      7     8 & Later
Percentage         7%     6%     5%     4%     3%     2%     1%        0%




Early withdrawal charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.





C-PPA-28

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make among the investment divisions or to the Fixed Interest Account.

* On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.

* If you withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds the specified percentage will you have to pay early withdrawal charges. For the unallocated Keogh and certain other Deferred Annuities, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

The percentage of your Account Balance you are permitted without an early withdrawal charge is for:

  -  Unallocated Keogh Deferred Annuity, 20%.

  - Non-Qualified and IRA Deferred Annuities (depending on the contract's terms), either 10% of your Account Balance or 10% of your Fixed Interest Account balance only.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy
  Section 72(t) requirements under the Internal Revenue Code.

* Except for the unallocated Keogh Deferred Annuity, if your Contract provides for this, and the provision is approved in your state, on your first withdrawal to which an early withdrawal charge would otherwise apply and either you or your spouse:

  - Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

  - Is diagnosed with a terminal illness and not expected to live more than a year.

* On Systematic Termination. For the unallocated Keogh Deferred Annuity, if the Contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:





              Contract Year

 1*     2        3        4         5

20%    25%    33 1/3%    50%    remainder



     * Less that Contract Year's withdrawals





                                                                        C-PPA-29

  Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the Contract. If you ask to restart systematic termination, you start at the beginning of the schedule listed above.

* For the unallocated Keogh Deferred Annuity, if you are disabled and you request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974, and if your plan document defines disability, then your plan's definition governs.

* If you retire:

  - For certain Non-Qualified Deferred Annuities, if you retire from the employer and for certain others if you retire and receive retirement benefits from your employer's qualified plan.

  -  For certain IRA Deferred Annuities, if you retire from the employer.

  - For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the Contract.

* If you leave your job:

  - For certain Non-Qualified Deferred Annuities, you must either leave your job with the employer or certain others if you leave your job and you receive retirement benefits.

  - For certain IRA Deferred Annuities, if you leave your job with the employer.

  - If you are a "restricted" participant, according to the terms of the unallocated Keogh Deferred Annuity, you also must have participated for the time stated in the Contract.

* For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For the unallocated Keogh Deferred Annuity, if you make a direct transfer to another investment vehicle we have preapproved. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For the unallocated Keogh Deferred Annuity, if you suffer an unforeseen hardship.

* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer is subject to the usual early withdrawal charge schedule.





C-PPA-30

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

* Amounts transferred before January 1, 1996:

  We credit your transfer amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original Contract:





                 During Purchase Payment Year

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%





* Transferred amounts on or after January 1, 1996:

  - For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original Contract:





                      After the Transfer

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%





  - If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in the Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on whether you purchased the Deferred Annuity through the mail or your age. Again, depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name the beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities.





                                                                        C-PPA-31

If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

* Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period, less any later partial withdrawals, fees and charges; or

* The total of all of your purchase payments less any partial withdrawals.

Your death benefit for the unallocated Keogh Deferred Annuity is no more than the Account Balance and is paid to the Keogh trustee.


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.



Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the Investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.



If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable early withdrawal charges will be assessed against future withdrawals.




TOTAL CONTROL ACCOUNT



The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.






C-PPA-32

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. The variable pay-out option may not be available in all states. Please be aware that once your Contract is annuitized you are ineligible to receive the Death Benefit you have selected.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

* A fixed dollar payment or a variable payment; and

* A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.


By the date specified in your Contract, if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, then we may treat your silence as a request to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase. We no longer offer the Income Annuities.

INCOME ANNUITIES


Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. We no longer offer the Income Annuity.





                                                                        C-PPA-33

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If you annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

* Non-Qualified                                * Roth IRAs
* Unallocated Keogh                            * Traditional IRAs


If you have accumulated amounts in any of the listed investment vehicles (for example, Traditional IRAs, ROTH IRAs, Keoghs, 401(k)s), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of income payment type may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum if the owner dies.

Many times the Owner and the Annuitant are the same person.


Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments.


When deciding how to receive income, consider:

* The amount of income you need;

* The amount you expect to receive from other sources;

* The growth potential of other investments; and

* How long you would like your income to last.


We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than





C-PPA-34
the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to administrative, underwriting or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited under Lifetime Income Annuity for Two income payment types. We reserve the right to commute or otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made, to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.





                                                                        C-PPA-35

ALLOCATION

You decide what portion of your income payment is allocated to each of the variable investment divisions.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS


Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes, if applicable. We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be written 10 days after we issue the Income Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.


AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer a 3% and 4% AIR. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge (Separate Account charge) (the resulting number is the net investment return) exceeds the AIR (for the time period between payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge (Separate Account charge) (the net investment return) is less than the AIR (for the time period between payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more




C-PPA-36
rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of your payment will be determined on your Contract's issue date.

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (Separate Account charge) (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

* Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

You can reallocate among the investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate amounts from the Fixed Income Option to the investment divisions. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

There is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares or other funds we have designated in the investment divisions to generate your income payments.

For us to process a reallocation, you must tell us:

  -  The percentage of the income payment to be reallocated;

  - The investment divisions (or Fixed Income Option) from which you want the income payment to be reallocated; and

  - The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.





                                                                        C-PPA-37

  - First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  - Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  - Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  - Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

  - Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  - Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/





C-PPA-38

AIM Small Cap Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities
Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolio's ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to and from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any




                                                                        C-PPA-39

Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.

CONTRACT FEE

There is no contract fee.

CHARGES

There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

* Insurance-related charge; and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.





C-PPA-40

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on whether you purchased your Income Annuity through the mail or your age. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.





                                                                        C-PPA-41

GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your initial purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

* After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.





C-PPA-42

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PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations; withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to you include:

* Account Balance

* Unit Values

* Current rates for the Fixed Interest Account

* Transfers

* Changes to investment strategies

* Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.





                                                                        C-PPA-43

MISSTATEMENT

We may require proof of age of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's or beneficiary's life. If the age of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

  - rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

  - during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a




C-PPA-44
hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation (of Non-Standard Performance), we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in annuity unit value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios,




                                                                        C-PPA-45
hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

* To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of transfers/reallocations permitted).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund and American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.





C-PPA-46

You will be entitled to give instructions regarding the votes attributable to your Non-Qualified or IRA Deferred Annuity or an Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners and/or participants/annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

* The shares for which voting instructions are received, and

* The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us.





                                                                        C-PPA-47

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. With respect to the Deferred Annuity, the gross dealer concession ranges from 0% to 6% of each purchase payment and 0.15% of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that broker-dealer firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-




C-PPA-48
dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated broker-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the broker-dealer firm provides in connection with the distribution of the Contracts.

These services may include providing us with access to the distribution network of the broker-dealer firm, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer firm, or general marketing services performed by the broker-dealer firm. The broker-dealer firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a contract.

We or our affiliates pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all purchase payments allocated to the American Funds Bond Fund, American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.

FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.





                                                                        C-PPA-49

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Deferred Annuity). We may only cancel the unallocated Keogh Deferred Annuity if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than $15,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. Certain Deferred Annuities do not contain these cancellation provisions.

If we do cancel your Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

INCOME TAXES


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.






C-PPA-50

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL

Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.





                                                                        C-PPA-51

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                                   Type of Contract
                                                            -----------------------------
                                                               Non     Trad.  Roth
                                                            Qualified   IRA    IRA  Keogh
                                                            ---------  -----  ----  -----
In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy (SEPP)         x        x      x     x(1)
After you die                                                   x        x      x     x
After you become totally disabled (as defined in the Code)      x        x      x     x
Separation from service if you are over 55 at time of
separation(1)                                                                         x
To pay deductible medical expenses                                       x      x     x
To pay medical insurance premiums if you are unemployed                  x      x
For qualified higher education expenses, or                              x      x
For qualified first time home purchases up to $10,000                    x      x
After December 31, 1999 for IRS levies                                   x      x     x
Certain immediate income annuities providing a series of
substantially equal periodic payments made annually (or
more frequently) over the specified payment period              x
Payment to alternate payess pursuant to qualified domestic
relations order                                                                       x
(1) You must be separated service from service at the time payment begins.





SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

* Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.





C-PPA-52

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


* The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchanges") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or income payments are made from either contract involved in the partial exchange within a period of twelve months following transfers.
  Certain exceptions may apply. Consult your own independent tax advisor prior to a partial exchange.


* Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

* Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expense. Certain income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.





                                                                        C-PPA-53

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/ reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).





C-PPA-54

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

* Possible taxation as if you were the contract owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.





                                                                        C-PPA-55

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES
TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.


* Individuals age 50 or older can make an additional "catch-up" purchase payment (assuming the individual has sufficient compensation).


* If you are an active participant in a retirement plan of an employer, your contributions may be limited.

* Purchase payments in excess of these amounts may be subject to a penalty tax.

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.





C-PPA-56

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.


Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving Annuity Payments under your Contract. The RMD rules are complex, so consult with your tax adviser before waiving your 2009 RMD payment.


In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).





                                                                        C-PPA-57

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements for IRAs section for additional information).


If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.



ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation).


You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.


Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b) , 401(a) and 457(b) plans of a state or local governmental employer) if code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover.

If you exceed the purchase payment limits you may be subject to a tax penalty.





C-PPA-58

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

* The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

* The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.


* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible, retirement plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.


* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION


You may convert/rollover an existing Traditional IRA or an eligible retirement plan (other than a designated Roth account), to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.





If you are married but file separately, you may not convert a Traditional IRA or eligible retirement plan (other than a designated Roth account) to a ROTH IRA.



The above income limit and filing states restriction will not apply for tax years beginning in 2010.



Except to the extent you have non-deductible contributions, the amount converted from an existing IRA or eligible retirement plan (other than a designated Roth IRA account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)



For conversions occurring in 2010, the amount converted into a Roth IRA may be included in your taxable income ratably over 2011 and 2012 and does not have to be included in your taxable income in 2010.


Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits)




                                                                        C-PPA-59
in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the account value at date of conversion.


Unless you elect otherwise, amounts converted from a Traditional IRA or an eligible retirement plan (other than designated Roth account) to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.


If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note, as previously mentioned, certain required minimum distributions are waived for 2009. Consult your tax adviser prior to waiving your 2009 RMD.


Note that where payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

KEOGH ANNUITIES

GENERAL


Code Section 401(a) pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. However, there may be some differences; consult your tax adviser.


PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances, "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are annual purchase payment limits for these annuities under the Code. Purchase payments in excess of these limits may result in adverse tax consequences.





C-PPA-60

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

PARTIAL AND FULL WITHDRAWALS

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA. Beginning in 2008, under certain circumstances such transfers can be made to Roth IRAs, but taxes must be paid on earning and before-tax contributions in the year of transfer.

Because your purchase payments are generally on a before-tax basis, you pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are not subject to income tax, depending on your plan, however, this portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of your plan benefit or account balance.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For Keogh Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

* The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and Contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals, which should have been taken but were not.

In all other respects, the minimum distribution rules work similarly to those under IRAs. Consult your tax advisor.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.





                                                                        C-PPA-61

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                                                            Keogh, 401(a),
                                                                              401(k), and
                                                         IRA Deferred           403(a)             Non-Qualified
                                                          and Income         Deferred and          Deferred and
                                                         Annuities(1)      Income Annuities      Income Annuities
                                                         ------------      ----------------      ----------------
California.........................................           0.5%                0.5%                 2.35%
Florida............................................           1.0%                1.0%                  1.0%(2)
Maine..............................................            --                  --                   2.0%
Nevada.............................................            --                  --                   3.5%
Puerto Rico........................................           1.0%                1.0%                  1.0%
South Dakota(3)....................................            --                  --                  1.25%
West Virginia......................................           1.0%                1.0%                  1.0%
Wyoming............................................            --                  --                   1.0%





---------

1 PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF sec.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."


2 ANNUITY PREMIUMS ARE EXEMPT FROM TAXATION PROVIDED THE TAX SAVINGS ARE PASSED BACK TO THE CONTRACT HOLDERS. OTHERWISE, THEY ARE TAXABLE AT 1%.



3 SPECIAL RATE APPLIES FOR LARGE CASE ANNUITY POLICIES. RATE IS 8/100 OF 1% FOR THAT PORTION OF THE ANNUITY CONSIDERATIONS RECEIVED ON A CONTRACT EXCEEDING $500,000 ANNUALLY. SPECIAL RATE ON LARGE CASE POLICIES IS NOT SUBJECT TO RETALIATION.





C-PPA-62

      APPENDIX A-1

      ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS


  The Portfolios below were subject to a name change. The chart identifies the former name and new name of each of these Portfolios.



PORTFOLIO NAME CHANGES




             METROPOLITAN FUND                               METROPOLITAN FUND
-------------------------------------------     -------------------------------------------
Franklin Templeton Small Cap Growth             Loomis Sayles Small Cap Growth Portfolio
  Portfolio
Harris Oakmark Focused Value Portfolio          Met/Artisan Mid Cap Value Portfolio
Julius Baer International Stock Portfolio       Artio International Stock Portfolio
Lehman Brothers(R) Aggregate Bond Index         Barclays Capital Aggregate Bond Index
  Portfolio                                     Portfolio
Loomis Sayles Small Cap Portfolio               Loomis Sayles Small Cap Core Portfolio








                                                                        C-PPA-63

APPENDIX B


 ACCUMULATION UNIT VALUES (IN DOLLARS)

This table shows fluctuations in the Accumulation Unit Value for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).



---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Division -- Class 2(e)....................     2001         $ 15.08            $ 13.77               13
                                                 2002           13.77              11.04               46
                                                 2003           11.04              16.80              170
                                                 2004           16.80              20.11              363
                                                 2005           20.11              24.98              443
                                                 2006           24.98              30.70              743
                                                 2007           30.70              36.92              869
                                                 2008           36.92              17.00              820

American Funds Growth Division -- Class
  2(e)......................................     2001          145.96             124.55               13
                                                 2002          124.55              93.21               68
                                                 2003           93.21             126.32              117
                                                 2004          126.32             140.76              178
                                                 2005          140.76             162.02              168
                                                 2006          162.02             176.90              259
                                                 2007          176.90             196.86              274
                                                 2008          196.86             109.26              286

American Funds Growth-Income
  Division -- Class 2+A46(e)................     2001           95.64              92.64               11
                                                 2002           92.64              74.93               72
                                                 2003           74.93              98.30              174
                                                 2004           98.30             107.47              302
                                                 2005          107.47             112.67              284
                                                 2006          112.67             128.59              317
                                                 2007          128.59             133.79              340
                                                 2008          133.79              82.37              337





C-PPA-64

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

BlackRock Aggressive Growth Division........     1999         $ 42.82            $ 56.51            1,751
                                                 2000           56.51              51.71            1,852
                                                 2001           51.71              39.05            1,971
                                                 2002           39.05              27.57            1,655
                                                 2003           27.57              38.45            1,590
                                                 2004           38.45              43.03            1,507
                                                 2005           43.03              47.18            1,356
                                                 2006           47.18              49.89            1,235
                                                 2007           49.89              59.58            1,096
                                                 2008           59.58              32.03            1,008

BlackRock Bond Income Division(c)...........     1999           35.51              34.37              527
                                                 2000           34.37              37.87              475
                                                 2001           37.87              40.64              562
                                                 2002           40.64              43.61              502
                                                 2003           43.61              45.72              465
                                                 2004           45.72              47.30              430
                                                 2005           47.30              47.99              428
                                                 2006           47.99              49.64              435
                                                 2007           49.64              52.26              448
                                                 2008           52.26              49.99              394

BlackRock Diversified Division..............     1999           39.79              42.84            1,326
                                                 2000           42.84              42.88            1,337
                                                 2001           42.88              39.79            1,462
                                                 2002           39.79              33.95            1,149
                                                 2003           33.95              40.54            1,085
                                                 2004           40.54              43.58            1,016
                                                 2005           43.58              44.49              919
                                                 2006           44.49              48.71              975
                                                 2007           48.71              51.10              899
                                                 2008           51.10              38.07              798

BlackRock Large Cap Core Division*(b).......     2007           85.63              86.77              758
                                                 2008           86.77              54.05              654






                                                                        C-PPA-65

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust)...............     1999         $ 76.18            $ 89.40            1,356
                                                 2000           89.40              83.10            1,342
                                                 2001           83.10              68.31            1,374
                                                 2002           68.31              49.99            1,145
                                                 2003           49.99              64.49            1,097
                                                 2004           64.49              70.82            1,011
                                                 2005           70.82              72.67              905
                                                 2006           72.67              82.15              829
                                                 2007           82.15              86.35                0

BlackRock Large Cap Value Division(k).......     2004           10.10              11.18                3
                                                 2005           11.18              11.74                4
                                                 2006           11.74              13.88               32
                                                 2007           13.88              14.21               15
                                                 2008           14.21               9.16                5

BlackRock Legacy Large Cap Growth
  Division(k)...............................     2004           10.08              11.10                0
                                                 2005           11.10              11.76                0
                                                 2006           11.76              12.14                0
                                                 2007           12.14              14.27                1
                                                 2008           14.27               8.97                3

BlackRock Strategic Value Division(a).......     2000           10.00              12.26               69
                                                 2001           12.26              14.09              443
                                                 2002           14.09              10.98              769
                                                 2003           10.98              16.33              943
                                                 2004           16.33              18.66            1,133
                                                 2005           18.66              19.25              990
                                                 2006           19.25              22.26            1,299
                                                 2007           22.26              21.29            1,187
                                                 2008           21.29              12.99            1,045

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate
  Division)(k)..............................     2004           10.00              12.89                1
                                                 2005           12.89              14.51               15
                                                 2006           14.51              19.82               29
                                                 2007           19.82              16.72               20
                                                 2008           16.72               9.68               18






C-PPA-66

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Davis Venture Value Division(a).............     2000         $ 30.70            $ 31.35               22
                                                 2001           31.35              27.59              100
                                                 2002           27.59              22.86              159
                                                 2003           22.86              29.64              224
                                                 2004           29.64              32.99              329
                                                 2005           32.99              36.04              326
                                                 2006           36.04              40.91              470
                                                 2007           40.91              42.38              486
                                                 2008           42.38              25.46              473

FI Mid Cap Opportunities Division(j)........     1999           17.28              38.17            2,653
                                                 2000           38.17              26.00            3,856
                                                 2001           26.00              16.14            4,759
                                                 2002           16.14              11.35            4,044
                                                 2003           11.35              15.13            4,103
                                                 2004           15.13              17.57            3,924
                                                 2005           17.57              18.61            3,336
                                                 2006           18.61              20.62            3,690
                                                 2007           20.62              22.13            3,422
                                                 2008           22.13               9.80            3,029

FI Value Leaders Division(k)................     2004           10.09              11.43                0
                                                 2005           11.43              12.53                3
                                                 2006           12.53              13.89                4
                                                 2007           13.89              14.34                6
                                                 2008           14.34               8.67                5

Franklin Templeton Small Cap Growth
  Division(e)...............................     2001           10.00               8.82               25
                                                 2002            8.82               6.30               50
                                                 2003            6.30               9.05              108
                                                 2004            9.05               9.99              119
                                                 2005            9.99              10.36              126
                                                 2006           10.36              11.29              205
                                                 2007           11.29              11.69              186
                                                 2008           11.69               6.81              195






                                                                        C-PPA-67

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Harris Oakmark Focused Value Division(e)....     2001         $ 24.53            $ 27.50              112
                                                 2002           27.50              24.83              267
                                                 2003           24.83              32.63              352
                                                 2004           32.63              35.53              451
                                                 2005           35.53              38.71              559
                                                 2006           38.71              43.13              558
                                                 2007           43.13              39.80              484
                                                 2008           39.80              21.28              431

Harris Oakmark International Division(k)....     2004           10.03              11.69               14
                                                 2005           11.69              13.26               29
                                                 2006           13.26              16.98               41
                                                 2007           16.98              16.67               58
                                                 2008           16.67               9.79               46

Janus Forty Division(d).....................     2007          247.12             304.57                0
                                                 2008          304.57             175.43                1

Jennison Growth Division....................     2005            4.18               5.06              317
                                                 2006            5.06               5.15              416
                                                 2007            5.15               5.70              431
                                                 2008            5.70               3.59              460

Jennison Growth Division (formerly
  Met/Putnam Voyager Division)(a)(i)........     2000            9.82               7.25               41
                                                 2001            7.25               4.97              179
                                                 2002            4.97               3.50              220
                                                 2003            3.50               4.36              299
                                                 2004            4.36               4.53              312
                                                 2005            4.53               4.14              280






C-PPA-68

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Julius Baer International Stock Division
  (formerly FI International Stock
  Division).................................     1999         $ 16.43            $ 18.95            1,114
                                                 2000           18.95              16.88            1,096
                                                 2001           16.88              13.27            1,162
                                                 2002           13.27              10.85            1,006
                                                 2003           10.85              13.76              965
                                                 2004           13.76              16.11              904
                                                 2005           16.11              18.83            1,179
                                                 2006           18.83              21.73            1,262
                                                 2007           21.73              23.75            1,095
                                                 2008           23.75              13.14            1,021

Lazard Mid Cap Division.....................     2004           10.10              10.95                6
                                                 2005           10.95              11.76                6
                                                 2006           11.76              13.38               11
                                                 2007           13.38              12.92                6
                                                 2008           12.92               7.92                3

Legg Mason Partners Aggressive Growth
  Division (formerly Janus Aggressive Growth
  Division)(e)(h)...........................     2001           10.03               7.79               59
                                                 2002            7.79               5.36               84
                                                 2003            5.36               6.87              157
                                                 2004            6.87               7.41              215
                                                 2005            7.41               8.36              214
                                                 2006            8.36               8.15              353
                                                 2007            8.15               8.28              331
                                                 2008            8.28               5.00              318

Legg Mason Value Equity.....................     2006            9.82              10.57              100
                                                 2007           10.57               9.87              108
                                                 2008            9.87               4.45              118

Legg Mason Value Equity (formerly MFS(R)
  Investors Trust Division)(l)..............     2001            9.45               8.41                6
                                                 2002            8.41               6.65               16
                                                 2003            6.65               8.03               33
                                                 2004            8.03               8.85               71
                                                 2005            8.85               9.41               57
                                                 2006            9.41               9.87               59






                                                                        C-PPA-69

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond Index
  Division..................................     1999         $ 10.12            $  9.89              162
                                                 2000            9.89              10.91              271
                                                 2001           10.91              11.61              844
                                                 2002           11.61              12.68              809
                                                 2003           12.68              13.02              978
                                                 2004           13.02              13.42            1,171
                                                 2005           13.42              13.57            1,266
                                                 2006           13.57              14.00            1,651
                                                 2007           14.00              14.82            1,753
                                                 2008           14.82              15.56            1,497

Loomis Sayles Small Cap Division(a).........     2000           26.26              26.03               14
                                                 2001           26.03              23.51               47
                                                 2002           23.51              18.27               63
                                                 2003           18.27              24.70               91
                                                 2004           24.70              28.47              103
                                                 2005           28.47              30.16               94
                                                 2006           30.16              34.86              155
                                                 2007           34.86              38.64              179
                                                 2008           38.64              24.54              176

Lord Abbett Bond Debenture Division(b)(f)...     1999            9.65              11.26              232
                                                 2000           11.26              11.05              241
                                                 2001           11.05              10.80              298
                                                 2002           10.80              10.83              254
                                                 2003           10.83              12.83              271
                                                 2004           12.83              13.78              341
                                                 2005           13.78              13.90              408
                                                 2006           13.90              15.05              562
                                                 2007           15.05              15.93              647
                                                 2008           15.93              12.88              617

Met/AIM Small Cap Growth Division(k)........     2004           10.09              10.85                0
                                                 2005           10.85              11.68                0
                                                 2006           11.68              13.18                0
                                                 2007           13.18              14.54                1
                                                 2008           14.54               8.84                0






C-PPA-70

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index Division(a).....     2000         $ 10.00            $ 10.63              111
                                                 2001           10.63              10.41              340
                                                 2002           10.41               8.77              522
                                                 2003            8.77              11.73              738
                                                 2004           11.73              13.48              811
                                                 2005           13.48              14.99              872
                                                 2006           14.99              16.35            1,291
                                                 2007           16.35              17.46            1,299
                                                 2008           17.46              11.04            1,269

MetLife Stock Index Division................     1999           41.28              49.39            5,674
                                                 2000           49.39              44.36            5,783
                                                 2001           44.36              38.60            6,497
                                                 2002           38.60              29.69            5,609
                                                 2003           29.69              37.71            5,667
                                                 2004           37.71              41.29            5,517
                                                 2005           41.29              42.80            4,020
                                                 2006           42.80              48.96            4,043
                                                 2007           48.96              51.03            3,746
                                                 2008           51.03              31.80            3,367

MFS(R) Research International Division(e)...     2001           10.00               8.74                8
                                                 2002            8.74               7.66               31
                                                 2003            7.66              10.04               65
                                                 2004           10.04              11.90              122
                                                 2005           11.90              13.77              158
                                                 2006           13.77              17.31              383
                                                 2007           17.31              19.48              428
                                                 2008           19.48              11.14            2,486

MFS(R) Total Return Division(k).............     2004           33.30              36.38            1,276
                                                 2005           36.38              37.16            1,466
                                                 2006           37.16              41.31            1,337
                                                 2007           41.31              42.71            1,233
                                                 2008           42.71              32.94            1,056






                                                                        C-PPA-71

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

MFS(R) Value Division (formerly Harris
  Oakmark Large Cap Value Division)(e)......     1999         $  9.71            $  8.96               74
                                                 2000            8.96               9.98              126
                                                 2001            9.98              11.70              661
                                                 2002           11.70               9.95              748
                                                 2003            9.95              12.37              940
                                                 2004           12.37              13.65            1,269
                                                 2005           13.65              13.33            1,123
                                                 2006           13.33              15.60            1,335
                                                 2007           15.60              14.87            1,284
                                                 2008           14.87               9.80            1,059

Morgan Stanley EAFE(R) Index Division.......     1999           10.79              13.35              141
                                                 2000           13.35              11.31              301
                                                 2001           11.31               8.77              639
                                                 2002            8.77               7.24              672
                                                 2003            7.24               9.87              882
                                                 2004            9.87              11.70              983
                                                 2005           11.70              13.13            1,045
                                                 2006           13.13              16.35            1,481
                                                 2007           16.35              17.95            1,506
                                                 2008           17.95              10.30            1,490

Neuberger Berman Mid Cap Value Division.....     1999           10.72              12.50               78
                                                 2000           12.50              15.88              329
                                                 2001           15.88              15.33              500
                                                 2002           15.33              13.73              532
                                                 2003           13.73              18.57              634
                                                 2004           18.57              22.60              878
                                                 2005           22.60              25.14              942
                                                 2006           25.14              27.76            1,116
                                                 2007           27.76              28.44            1,072
                                                 2008           28.44              14.83              963

Oppenheimer Capital Appreciation
  Division(m)...............................     2005            8.18               8.93                1
                                                 2006            8.93               9.54                1
                                                 2007            9.54              10.82                3
                                                 2008           10.82               5.81                2






C-PPA-72

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Oppenheimer Global Equity Division..........     1999         $ 12.49            $ 15.49              602
                                                 2000           15.49              15.09              757
                                                 2001           15.09              12.55              967
                                                 2002           12.55              10.44              805
                                                 2003           10.44              13.49              849
                                                 2004           13.49              15.55              829
                                                 2005           15.55              17.91            1,404
                                                 2006           17.91              20.68            1,700
                                                 2007           20.68              21.82            1,597
                                                 2008           21.82              12.89            1,449

PIMCO Total Return Division(e)..............     2001           10.00              10.56               78
                                                 2002           10.56              11.47              342
                                                 2003           11.47              11.87              667
                                                 2004           11.87              12.38              932
                                                 2005           12.38              12.56              978
                                                 2006           12.56              13.04            1,318
                                                 2007           13.04              13.93            1,307
                                                 2008           13.93              13.89            1,436

RCM Technology Division(e)..................     2001           10.00               7.45               21
                                                 2002            7.45               3.65               45
                                                 2003            3.65               5.70              330
                                                 2004            5.70               5.41              214
                                                 2005            5.41               5.97              188
                                                 2006            5.97               6.23              274
                                                 2007            6.23               8.13              474
                                                 2008            8.13               4.49              358

Russell 2000(R) Index Division..............     1999           10.53              12.80              197
                                                 2000           12.80              12.20              418
                                                 2001           12.20              12.19              700
                                                 2002           12.19               9.60              724
                                                 2003            9.60              13.90              915
                                                 2004           13.90              16.21            1,177
                                                 2005           16.21              16.78              955
                                                 2006           16.78              19.61            1,305
                                                 2007           19.61              19.13            1,234
                                                 2008           19.13              12.60            1,191






                                                                        C-PPA-73

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Division.....     1999         $ 11.01            $ 13.33              115
                                                 2000           13.33              13.14              445
                                                 2001           13.14              11.72              631
                                                 2002           11.72               8.91              515
                                                 2003            8.91              11.55              637
                                                 2004           11.55              12.58              690
                                                 2005           12.58              13.28              666
                                                 2006           13.28              14.90              883
                                                 2007           14.90              16.14              844
                                                 2008           16.14               9.29              777

T. Rowe Price Mid Cap Growth Division(e)....     2001           10.00               8.44               44
                                                 2002            8.44               4.68              129
                                                 2003            4.68               6.36              267
                                                 2004            6.36               7.44              458
                                                 2005            7.44               8.47              544
                                                 2006            8.47               8.94              857
                                                 2007            8.94              10.44              939
                                                 2008           10.44               6.24              916

T. Rowe Price Small Cap Growth Division.....     1999           12.08              15.31            1,055
                                                 2000           15.31              13.79            1,493
                                                 2001           13.79              12.42            1,874
                                                 2002           12.42               9.02            1,748
                                                 2003            9.02              12.59            1,849
                                                 2004           12.59              13.86            1,688
                                                 2005           13.86              15.24            1,483
                                                 2006           15.24              15.68            1,799
                                                 2007           15.68              17.07            1,624
                                                 2008           17.07              10.78            1,479

Western Asset Management Strategic Bond
  Opportunities Division(e).................     2001           16.05              16.56                4
                                                 2002           16.56              17.98               37
                                                 2003           17.98              20.06               96
                                                 2004           20.06              21.18              183
                                                 2005           21.18              21.58              178
                                                 2006           21.58              22.46              252
                                                 2007           22.46              23.14              278
                                                 2008           23.14              19.48              248






C-PPA-74

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
INVESTMENT DIVISION                              YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Western Asset Management U.S. Government
  Division(e)...............................     2001         $ 14.83            $ 15.39               58
                                                 2002           15.39              16.46              165
                                                 2003           16.46              16.58              183
                                                 2004           16.58              16.92              203
                                                 2005           16.92              17.05              196
                                                 2006           17.05              17.59              275
                                                 2007           17.59              18.18              326
                                                 2008           18.18              17.95              348

MetLife Aggressive Allocation Division(m)...     2005            9.99              11.20               11
                                                 2006           11.20              12.87              171
                                                 2007           12.87              13.20              336
                                                 2008           13.20               7.80              526

MetLife Conservative Allocation
  Division(m)...............................     2005            9.99              10.34               15
                                                 2006           10.34              10.99               75
                                                 2007           10.99              11.51              297
                                                 2008           11.51               9.79              332

MetLife Conservative to Moderate Allocation
  Division(m)...............................     2005            9.99              10.57               33
                                                 2006           10.57              11.49              223
                                                 2007           11.49              11.96              430
                                                 2008           11.96               9.31              529

MetLife Moderate Allocation Division(m).....     2005            9.99              10.79              117
                                                 2006           10.79              11.99              589
                                                 2007           11.99              12.42            1,302
                                                 2008           12.42               8.80            1,718

MetLife Moderate to Aggressive Allocation
  Division(m)...............................     2005            9.99              11.02               51
                                                 2006           11.02              12.50              574
                                                 2007           12.50              12.90            1,213
                                                 2008           12.90               8.31            1,607




---------

NOTES:

A     INCEPTION DATE: JULY 5, 2000.

B THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.





                                                                        C-PPA-75

C THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.



E     INCEPTION DATE: MAY 1, 2001.

F THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.

G     INCEPTION DATE: MAY 1, 2002.



H THE ASSETS OF THE JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003 ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

I THE ASSETS IN MET/PUTNAM VOYAGER INVESTMENT DIVISION WERE MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

J THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.

K     INCEPTION DATE: MAY 1, 2004.

L THE ASSETS OF THE MFS INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS INVESTORS TRUST DIVISION.

M     INCEPTION DATE: MAY 1, 2005.

N     INCEPTION DATE: APRIL 30, 2007.

* WE ARE WAIVING A PORTION OF THE SEP ACCT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.





C-PPA-76

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES



SERIES FUND/TRUST                        LEGAL NAME OF PORTFOLIO SERIES                 MARKETING NAME
----------------------------------     ----------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)      Global Small Capitalization Fund          American Funds Global Small
                                                                                      Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES(R)             Growth-Income Fund              American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES(R)                 Growth Fund                    American Funds Growth Fund
METROPOLITAN SERIES FUND, INC.         FI Mid Cap Opportunities Portfolio     FI Mid Cap Opportunities Portfolio
                                                                                          (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Value Leaders Portfolio             FI Value Leaders Portfolio
                                                                                          (Fidelity)








                                                                        C-PPA-77

APPENDIX D

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                                               PAGE

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................     2

SERVICES.....................................................................     2

PRINCIPAL UNDERWRITER........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................     2

EXPERIENCE FACTOR............................................................     2

VARIABLE INCOME PAYMENTS.....................................................     2

CALCULATING THE ANNUITY UNIT VALUE...........................................     3

ADVERTISEMENT OF THE SEPARATE ACCOUNT........................................     6

VOTING RIGHTS................................................................     7

ERISA........................................................................     8

TAXES........................................................................     9

WITHDRAWALS..................................................................    13

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.................................     1

FINANCIAL STATEMENTS OF METLIFE..............................................   F-1








C-PPA-78

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the appropriate address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] American Funds Insurance Series(R)

[ ] I have changed my address. My current address is:


                                        Name -----------------------
------------------------
    (Contract Number)

                                     Address -----------------------

------------------------                     -----------------------
       (Signature)                                              zip




Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                                                                 MAY 1, 2009


ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY
CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes group Enhanced Preference Plus Account Contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). This Prospectus also describes Financial Freedom Account Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").

--------------------------------------------------------------------------------
You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Enhanced Deferred Annuity or Enhanced Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Fidelity Variable Insurance Products Funds ("Fidelity(R) VIP Funds"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


                  AMERICAN FUNDS(R)
AMERICAN FUNDS BOND      AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL    AMERICAN FUNDS GROWTH-
SMALL CAPITALIZATION     INCOME
                    CALVERT FUNDS
SOCIAL BALANCED          SOCIAL MID CAP GROWTH
                FIDELITY(R) VIP FUNDS
EQUITY-INCOME            INVESTMENT GRADE BOND
GROWTH
                 MET INVESTORS FUND
AMERICAN FUNDS BALANCED  MET/FRANKLIN INCOME
ALLOCATION               MET/FRANKLIN MUTUAL SHARES
AMERICAN FUNDS GROWTH    MET/FRANKLIN TEMPLETON
ALLOCATION               FOUNDING STRATEGY
AMERICAN FUNDS MODERATE  MET/TEMPLETON GROWTH
ALLOCATION               MFS(R) RESEARCH
BLACKROCK LARGE CAP      INTERNATIONAL
CORE                     OPPENHEIMER CAPITAL
CLARION GLOBAL REAL      APPRECIATION
ESTATE                   PIMCO INFLATION PROTECTED
HARRIS OAKMARK           BOND
INTERNATIONAL            PIMCO TOTAL RETURN
JANUS FORTY              RCM TECHNOLOGY
 LAZARD MID CAP          SSGA GROWTH AND INCOME ETF
LEGG MASON PARTNERS      SSGA GROWTH ETF
AGGRESSIVE GROWTH        T. ROWE PRICE MID CAP
LEGG MASON VALUE EQUITY  GROWTH
LORD ABBETT BOND
DEBENTURE
MET/AIM SMALL CAP
GROWTH
                  METROPOLITAN FUND
ARTIO INTERNATIONAL      METLIFE CONSERVATIVE
STOCK                    ALLOCATION
BARCLAYS CAPITAL         METLIFE CONSERVATIVE TO
AGGREGATE BOND INDEX     MODERATE ALLOCATION
BLACKROCK AGGRESSIVE     METLIFE MID CAP STOCK INDEX
GROWTH                   METLIFE MODERATE ALLOCATION
BLACKROCK BOND INCOME    METLIFE MODERATE TO
BLACKROCK DIVERSIFIED    AGGRESSIVE ALLOCATION
BLACKROCK LARGE CAP      METLIFE STOCK INDEX
VALUE                    MFS(R) TOTAL RETURN
BLACKROCK LEGACY LARGE   MFS(R) VALUE
CAP GROWTH               MORGAN STANLEY EAFE(R)
BLACKROCK STRATEGIC      INDEX
VALUE                    NEUBERGER BERMAN MID CAP
DAVIS VENTURE VALUE      VALUE
FI MID CAP               OPPENHEIMER GLOBAL EQUITY
OPPORTUNITIES            RUSSELL 2000(R) INDEX
FI VALUE LEADERS         T. ROWE PRICE LARGE CAP
JENNISON GROWTH          GROWTH
LOOMIS SAYLES SMALL CAP  T. ROWE PRICE SMALL CAP
CORE                     GROWTH
LOOMIS SAYLES SMALL CAP  WESTERN ASSET MANAGEMENT
GROWTH                   STRATEGIC BOND
MET/ARTISAN MID CAP      OPPORTUNITIES
VALUE                    WESTERN ASSET MANAGEMENT
METLIFE AGGRESSIVE       U.S. GOVERNMENT
ALLOCATION




Certain Portfolios have been subject to a name change or substitution. Please see Appendix A-1 "Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Enhanced Deferred Annuities, Enhanced Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2009. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-114 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Fidelity(R) VIP Funds, Met Investors Fund and American Funds(R) prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing an Enhanced Deferred Annuity or Enhanced Income Annuity.


 ENHANCED DEFERRED ANNUITIES AVAILABLE:
   - TSA
   - 403(a)
   - PEDC
   - Traditional IRA
   - Non-Qualified
   - Non-Qualified (for certain deferred arrangements or plans)

ENHANCED INCOME ANNUITIES AVAILABLE:
   - TSA
   - 403(a)
   - PEDC
   - Traditional IRA
   - Non-Qualified
   - Non-Qualified (for certain deferred arrangements or plans)

A WORD ABOUT INVESTMENT RISK:
An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
   - a bank deposit or obligation;
   - federally insured or guaranteed; or
   - endorsed by any bank or other financial institution.


                                 (METLIFE LOGO)

                                                                 MAY 1, 2009



FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes group Financial Freedom Account contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus Account Income Annuities ("Enhanced Income Annuities").

--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Financial Freedom Deferred Annuity or Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), Portfolios of the Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP Funds"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.





                  AMERICAN FUNDS(R)
AMERICAN FUNDS BOND      AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL    AMERICAN FUNDS GROWTH-
SMALL CAPITALIZATION     INCOME
                    CALVERT FUNDS
SOCIAL BALANCED          SOCIAL MID CAP GROWTH
                FIDELITY(R) VIP FUNDS
EQUITY-INCOME            INVESTMENT GRADE BOND
GROWTH                   MONEY MARKET
                 MET INVESTORS FUND
AMERICAN FUNDS BALANCED  MET/FRANKLIN INCOME
ALLOCATION               MET/FRANKLIN MUTUAL SHARES
AMERICAN FUNDS GROWTH    MET/FRANKLIN TEMPLETON
ALLOCATION               FOUNDING STRATEGY
AMERICAN FUNDS MODERATE  MET/TEMPLETON GROWTH
ALLOCATION               MFS(R) RESEARCH
BLACKROCK LARGE CAP      INTERNATIONAL
CORE                     OPPENHEIMER CAPITAL
CLARION GLOBAL REAL      APPRECIATION
ESTATE                   PIMCO INFLATION PROTECTED
HARRIS OAKMARK           BOND
INTERNATIONAL            PIMCO TOTAL RETURN
JANUS FORTY              RCM TECHNOLOGY
LAZARD MID CAP           SSGA GROWTH AND INCOME ETF
LEGG MASON PARTNERS      SSGA GROWTH ETF
AGGRESSIVE GROWTH        T. ROWE PRICE MID CAP
LEGG MASON VALUE EQUITY  GROWTH
LORD ABBETT BOND
DEBENTURE
MET/AIM SMALL CAP
GROWTH
                  METROPOLITAN FUND
ARTIO INTERNATIONAL      METLIFE CONSERVATIVE
STOCK                    ALLOCATION
BARCLAYS CAPITAL         METLIFE CONSERVATIVE TO
AGGREGATE BOND INDEX     MODERATE ALLOCATION
BLACKROCK AGGRESSIVE     METLIFE MID CAP STOCK INDEX
GROWTH                   METLIFE MODERATE ALLOCATION
BLACKROCK BOND INCOME    METLIFE MODERATE TO
BLACKROCK DIVERSIFIED    AGGRESSIVE ALLOCATION
BLACKROCK LARGE CAP      METLIFE STOCK INDEX
VALUE                    MFS(R) TOTAL RETURN
BLACKROCK LEGACY LARGE   MFS(R) VALUE
CAP GROWTH               MORGAN STANLEY EAFE(R)
BLACKROCK STRATEGIC      INDEX
VALUE                    NEUBERGER BERMAN MID CAP
DAVIS VENTURE VALUE      VALUE
FI MID CAP               OPPENHEIMER GLOBAL EQUITY
OPPORTUNITIES            RUSSELL 2000(R) INDEX
FI VALUE LEADERS         T. ROWE PRICE LARGE CAP
JENNISON GROWTH          GROWTH
LOOMIS SAYLES SMALL CAP  T. ROWE PRICE SMALL CAP
CORE                     GROWTH
LOOMIS SAYLES SMALL CAP  WESTERN ASSET MANAGEMENT
GROWTH                   STRATEGIC BOND
MET/ARTISAN MID CAP      OPPORTUNITIES
VALUE                    WESTERN ASSET MANAGEMENT
METLIFE AGGRESSIVE       U.S. GOVERNMENT
ALLOCATION




Certain Portfolios have been subject to a name change or substitution. Please see Appendix A-1 "Additional Information Regarding the Portfolios."

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Financial Freedom Deferred Annuities, Financial Freedom Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2009. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-114 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732


The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.
This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Fidelity(R) VIP Funds, Met Investors Fund and American Funds(R) prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Financial Freedom Deferred Annuity or Financial Freedom Income Annuity.

 FINANCIAL FREEDOM
 DEFERRED ANNUITIES
 AVAILABLE:
   - TSA
   - 403(a)
   - Non-Qualified (for certain deferred arrangements and plans)


 FINANCIAL FREEDOM
 INCOME ANNUITIES
 AVAILABLE:
   - TSA
   - 403(a)
   - Non-Qualified (for certain deferred arrangements and plans)


 A WORD ABOUT
 INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
   - a bank deposit or obligation;
   - federally
     insured or
     guaranteed; or
   - endorsed by
     any bank or
     other financial institution.


                                 (METLIFE LOGO)

TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW...........................................   FFA-4
TABLE OF EXPENSES.........................................................   FFA-7
METLIFE...................................................................   FFA-20
METROPOLITAN LIFE SEPARATE ACCOUNT E......................................   FFA-20
VARIABLE ANNUITIES........................................................   FFA-20
  A Deferred Annuity.....................................................    FFA-21
  An Income Annuity......................................................    FFA-21
YOUR INVESTMENT CHOICES...................................................   FFA-22
  Certain Payments We Receive with Regard to the Portfolios..............    FFA-28
DEFERRED ANNUITIES........................................................   FFA-30
  The Deferred Annuity and Your Retirement Plan..........................    FFA-30
  Automated Investment Strategies........................................    FFA-31
  Purchase Payments......................................................    FFA-32
    Purchase Payments -- Section 403(b) Plans.............................   FFA-32
    Allocation of Purchase Payments.......................................   FFA-32
    Limits on Purchase Payments...........................................   FFA-32
  The Value of Your Investment...........................................    FFA-33
  Transfers..............................................................    FFA-33
  Access to Your Money...................................................    FFA-36
    Account Reduction Loans...............................................   FFA-36
    Systematic Withdrawal Program for Enhanced TSA and IRA Deferred
     Annuities............................................................   FFA-36
    Minimum Distribution..................................................   FFA-38
  Contract Fee...........................................................    FFA-39
    Account Reduction Loan Fees...........................................   FFA-39
  Charges................................................................    FFA-39
    Insurance-Related Charge..............................................   FFA-39
    Investment-Related Charge.............................................   FFA-39
  Premium and Other Taxes................................................    FFA-40
  Early Withdrawal Charges...............................................    FFA-40
    When No Early Withdrawal Charge Applies...............................   FFA-41
    When A Different Early Withdrawal Charge May Apply....................   FFA-42
  Free Look..............................................................    FFA-43
  Death Benefit..........................................................    FFA-43
  Pay-out Options (or Income Options)....................................    FFA-45
INCOME ANNUITIES..........................................................   FFA-46
  Income Payment Types...................................................    FFA-46
  Minimum Size of Your Income Payment....................................    FFA-48
  Allocation.............................................................    FFA-48
  The Value of Your Income Payments......................................    FFA-48
  Reallocations..........................................................    FFA-49
  Contract Fee...........................................................    FFA-53






FFA-2

  Charges................................................................    FFA-53
    Insurance-Related Charge..............................................   FFA-53
    Investment-Related Charge.............................................   FFA-53
  Premium and Other Taxes................................................    FFA-54
  Free Look..............................................................    FFA-54
GENERAL INFORMATION.......................................................   FFA-54
  Administration.........................................................    FFA-54
    Purchase Payments.....................................................   FFA-54
    Confirming Transactions...............................................   FFA-55
    Processing Transactions...............................................   FFA-55
     By Telephone or Internet.............................................   FFA-55
     After Your Death.....................................................   FFA-56
     Misstatement.........................................................   FFA-56
     Third Party Requests.................................................   FFA-56
     Valuation -- Suspension of Payments..................................   FFA-57
  Advertising Performance................................................    FFA-57
  Changes to Your Deferred Annuity or Income Annuity.....................    FFA-58
  Voting Rights..........................................................    FFA-58
  Who Sells the Deferred Annuities and Income Annuities..................    FFA-59
  Financial Statements...................................................    FFA-62
  Your Spouse's Rights...................................................    FFA-62
  When We Can Cancel Your Deferred Annuity or Income Annuity.............    FFA-62
  Special Charges That Apply If Your Retirement Plan Terminates Its
    Deferred Annuity or Takes Other Action................................   FFA-62
INCOME TAXES..............................................................   FFA-63
LEGAL PROCEEDINGS.........................................................   FFA-76
APPENDIX A PREMIUM TAX TABLE..............................................   FFA-77
APPENDIX A-1 ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS..............   FFA-78
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION..........   FFA-79
APPENDIX C TEXAS OPTIONAL RETIREMENT PROGRAM..............................   FFA-112
APPENDIX D PORTFOLIO LEGAL AND MARKETING NAMES............................   FFA-113
APPENDIX E TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION..   FFA-114




The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.





                                                                           FFA-3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time, but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A Contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months the Deferred Annuity is issued.

DEFERRED ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.





FFA-4

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is the amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


GOOD ORDER



A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


INCOME ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment or transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Fidelity(R) VIP Funds, Met Investors Fund or American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for amounts allocated to the investment divisions in a variable annuity.





                                                                           FFA-5

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us, for PEDC, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(f) deferred compensation plans, sec.457(e)(11) severance and death benefit plans and sec.415(m) qualified governmental excess benefit arrangements, "you" means such trustee or employer.





FFA-6

 TABLE OF EXPENSES -- ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES

The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply.

---------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...............................      None
  Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase) (1)................  Up to 7%
  Exchange Fee..........................................................      None
  Surrender Fee.........................................................      None
  Account Reduction Loan Initiation Fee.................................    $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan outstanding)..    $50(2)
  Transfer Fee..........................................................      None


(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING SCHEDULE:

  DURING PURCHASE PAYMENT YEAR
  1........................................................................   7%
  2........................................................................   6%
  3........................................................................   5%
  4........................................................................   4%
  5........................................................................   3%
  6........................................................................   2%
  7........................................................................   1%
  Thereafter...............................................................   0%


     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 20% (10% FOR CERTAIN ENHANCED DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES. THERE ARE NO EARLY WITHDRAWAL CHARGES APPLIED TO THE ENHANCED NON-QUALIFIED DEFERRED ANNUITIES FOR sec.457(F) DEFERRED COMPENSATION PLANS, sec.451 DEFERRED FEE ARRANGEMENTS, sec.451 DEFERRED COMPENSATION PLANS AND sec.457(3)(11) SEVERANCE AND DEATH BENEFIT PLANS.

(2) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee(3)......................................................................   None
Separate Account Charge (as a percentage of your average account value)(4)
  General Administrative Expenses Charge....................................................   .20%
  Mortality and Expense Risk Charge.........................................................   .75%
  Total Separate Account Charge(4)..................  Current and Maximum Guaranteed Charge:   .95%


(3) A $20 ANNUAL CONTRACT FEE MAY BE IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(4) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.

     WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO OF THE MET INVESTORS FUND. WE ARE WAIVING THE AMOUNT, IF ANY, OF THE SEPARATE ACCOUNT CHARGE EQUAL TO THE UNDERLYING PORTFOLIO EXPENSES THAT ARE IN EXCESS OF 0.88% FOR THE INVESTMENT DIVISION INVESTING IN THE MFS(R) RESEARCH INTERNATIONAL PORTFOLIO--CLASS A OF THE MET INVESTORS SERIES FUND.

--------------------------------------------------------------------------------





                                                                           FFA-7

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. Certain portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and Income ETF Portfolios, which are Class E Portfolios, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.



Total Annual Metropolitan Fund, Met Investors Fund, Calvert Fund,     Minimum   Maximum
Fidelity(R) VIP Funds and American Funds(R)                           -------   -------
  Operating Expenses for the fiscal year ending December 31, 2008
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses)                                                          0.29%     1.60%







-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) -- CLASS 2
ANNUAL EXPENSES
For fiscal year ending                        DISTRIBUTION                                          CONTRACTUAL FEE   NET TOTAL
December 31, 2008                                AND/OR                ACQUIRED FUND  TOTAL ANNUAL   WAIVER AND/OR     ANNUAL
(as a percentage of average     MANAGEMENT  SERVICE (12B-1)    OTHER      FEES AND      OPERATING       EXPENSE       OPERATING
daily net assets)                   FEE           FEES       EXPENSES    EXPENSES*      EXPENSES     REIMBURSEMENT   EXPENSES**
American Funds Bond Fund......     0.39%         0.25%         0.01%         --           0.65%            --           0.65%
American Funds Global Small
  Capitalization Fund.........     0.71%         0.25%         0.03%         --           0.99%            --           0.99%
American Funds Growth Fund....     0.32%         0.25%         0.01%         --           0.58%            --           0.58%
American Funds Growth-Income
  Fund........................     0.27%         0.25%         0.01%         --           0.53%            --           0.53%








-------------------------------------------------------------------------------------------------------------------------------
CALVERT FUND -- ANNUAL
EXPENSES
For fiscal year ending                        DISTRIBUTION                                          CONTRACTUAL FEE   NET TOTAL
December 31, 2008                                AND/OR                ACQUIRED FUND  TOTAL ANNUAL   WAIVER AND/OR     ANNUAL
(as a percentage of average     MANAGEMENT  SERVICE (12B-1)    OTHER      FEES AND      OPERATING       EXPENSE       OPERATING
daily net assets)                   FEE           FEES       EXPENSES    EXPENSES*      EXPENSES     REIMBURSEMENT   EXPENSES**
Social Balanced Portfolio.....     0.70%           --          0.22%         --           0.92%            --           0.92%
Social Mid Cap Growth
  Portfolio...................     0.90%           --          0.28%         --           1.18%            --           1.18%








-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDS --
INITIAL CLASS
ANNUAL EXPENSES
For fiscal year ending                        DISTRIBUTION                                          CONTRACTUAL FEE   NET TOTAL
December 31, 2008                                AND/OR                ACQUIRED FUND  TOTAL ANNUAL   WAIVER AND/OR     ANNUAL
(as a percentage of average     MANAGEMENT  SERVICE (12B-1)    OTHER      FEES AND      OPERATING       EXPENSE       OPERATING
daily net assets)                   FEE           FEES       EXPENSES    EXPENSES*      EXPENSES     REIMBURSEMENT   EXPENSES**
Equity-Income Portfolio.......     0.46%           --          0.11%         --           0.57%            --           0.57%
Growth Portfolio..............     0.56%           --          0.12%         --           0.68%            --           0.68%
Investment Grade Bond
  Portfolio...................     0.32%           --          0.11%         --           0.43%            --           0.43%








-------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS FUND ANNUAL
EXPENSES
For fiscal year ending                        DISTRIBUTION                                          CONTRACTUAL FEE   NET TOTAL
December 31, 2008                                AND/OR                ACQUIRED FUND  TOTAL ANNUAL   WAIVER AND/OR     ANNUAL
(as a percentage of average     MANAGEMENT  SERVICE (12B-1)    OTHER      FEES AND      OPERATING       EXPENSE       OPERATING
daily net assets)                   FEE           FEES       EXPENSES    EXPENSES*      EXPENSES     REIMBURSEMENT   EXPENSES**
American Funds Balanced
  Allocation
  Portfolio -- Class C........     0.10%         0.55%         0.05%       0.40%          1.10%          0.05%          1.05%(1)
American Funds Growth
  Allocation
  Portfolio -- Class C........     0.10%         0.55%         0.05%       0.38%          1.08%          0.05%          1.03%(1)






FFA-8

-------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS FUND ANNUAL
EXPENSES
For fiscal year ending                        DISTRIBUTION                                          CONTRACTUAL FEE   NET TOTAL
December 31, 2008                                AND/OR                ACQUIRED FUND  TOTAL ANNUAL   WAIVER AND/OR     ANNUAL
(as a percentage of average     MANAGEMENT  SERVICE (12B-1)    OTHER      FEES AND      OPERATING       EXPENSE       OPERATING
daily net assets)                   FEE           FEES       EXPENSES    EXPENSES*      EXPENSES     REIMBURSEMENT   EXPENSES**
American Funds Moderate
  Allocation
  Portfolio -- Class C........     0.10%         0.55%         0.05%       0.42%          1.12%          0.05%          1.07%(1)
BlackRock Large Cap Core
  Portfolio -- Class A........     0.58%            --         0.04%          --          0.62%             --          0.62%
Clarion Global Real Estate
  Portfolio -- Class E........     0.63%         0.15%         0.05%          --          0.83%             --          0.83%
Harris Oakmark International
  Portfolio -- Class E........     0.78%         0.15%         0.07%          --          1.00%             --          1.00%
Janus Forty Portfolio -- Class
  E...........................     0.64%         0.15%         0.04%          --          0.83%             --          0.83%
Lazard Mid Cap Portfolio
  -- Class E..................     0.69%         0.15%         0.05%          --          0.89%             --          0.89%(2)
Legg Mason Partners Aggressive
  Growth Portfolio -- Class
  A...........................     0.63%            --         0.02%          --          0.65%             --          0.65%
Legg Mason Value Equity
  Portfolio -- Class A........     0.63%            --         0.04%          --          0.67%             --          0.67%
Lord Abbett Bond Debenture
  Portfolio -- Class A........     0.50%            --         0.03%          --          0.53%             --          0.53%
Met/AIM Small Cap Growth
  Portfolio -- Class E........     0.86%         0.15%         0.03%          --          1.04%             --          1.04%
Met/Franklin Income
  Portfolio -- Class B........     0.80%         0.25%         0.23%          --          1.28%          0.02%          1.26%(3)
Met/Franklin Mutual Shares
  Portfolio -- Class B........     0.80%         0.25%         0.55%          --          1.60%          0.45%          1.15%(4)
Met/Franklin Templeton
  Founding Strategy
  Portfolio -- Class B........     0.05%         0.25%         0.08%       0.89%          1.27%          0.08%          1.19%(5)
Met/Templeton Growth
  Portfolio -- Class B........     0.70%         0.25%         0.59%          --          1.54%          0.47%          1.07%(6)
MFS(R) Research International
  Portfolio -- Class A........     0.70%            --         0.07%          --          0.77%             --          0.77%
Oppenheimer Capital
  Appreciation Portfolio
  -- Class E..................     0.59%         0.15%         0.04%          --          0.78%             --          0.78%
PIMCO Inflation Protected Bond
  Portfolio -- Class E........     0.49%         0.15%         0.04%          --          0.68%             --          0.68%
PIMCO Total Return
  Portfolio -- Class A........     0.48%            --         0.04%          --          0.52%             --          0.52%
RCM Technology Portfolio
  -- Class A..................     0.88%            --         0.09%          --          0.97%             --          0.97%
SSgA Growth and Income ETF
  Portfolio -- Class E........     0.33%         0.15%         0.08%       0.20%          0.76%          0.03%          0.73%(7)
SSgA Growth ETF
  Portfolio -- Class E........     0.33%         0.15%         0.08%       0.21%          0.77%          0.03%          0.74%(8)
T. Rowe Price Mid Cap Growth
  Portfolio -- Class A........     0.75%            --         0.03%          --          0.78%             --          0.78%








-------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN FUND
ANNUAL EXPENSES
For fiscal year ending                        DISTRIBUTION                                          CONTRACTUAL FEE   NET TOTAL
December 31, 2008                                AND/OR                ACQUIRED FUND  TOTAL ANNUAL   WAIVER AND/OR     ANNUAL
(as a percentage of average     MANAGEMENT  SERVICE (12B-1)    OTHER      FEES AND      OPERATING       EXPENSE       OPERATING
daily net assets)                   FEE           FEES       EXPENSES    EXPENSES*      EXPENSES     REIMBURSEMENT   EXPENSES**
Artio International Stock
  Portfolio -- Class A........     0.82%            --         0.13%          --          0.95%          0.03%          0.92%(9)
Barclays Capital Aggregate
  Bond Index
  Portfolio -- Class A........     0.25%            --         0.04%          --          0.29%          0.01%          0.28%(10)
BlackRock Aggressive Growth
  Portfolio -- Class A........     0.72%            --         0.05%          --          0.77%             --          0.77%
BlackRock Bond Income
  Portfolio -- Class A........     0.38%            --         0.05%          --          0.43%          0.01%          0.42%(11)
BlackRock Diversified
  Portfolio -- Class A........     0.45%            --         0.04%          --          0.49%             --          0.49%
BlackRock Large Cap Value
  Portfolio -- Class E........     0.67%         0.15%         0.05%          --          0.87%             --          0.87%
BlackRock Legacy Large Cap
  Growth Portfolio -- Class
  E...........................     0.73%         0.15%         0.05%          --          0.93%          0.01%          0.92%(12)
BlackRock Strategic Value
  Portfolio -- Class A........     0.84%            --         0.05%          --          0.89%             --          0.89%
Davis Venture Value
  Portfolio -- Class A........     0.70%            --         0.03%          --          0.73%          0.04%          0.69%(13)
FI Mid Cap Opportunities
  Portfolio -- Class A........     0.68%            --         0.07%          --          0.75%             --          0.75%
FI Value Leaders
  Portfolio -- Class E........     0.65%         0.15%         0.06%          --          0.86%             --          0.86%
Jennison Growth
  Portfolio -- Class A........     0.63%            --         0.04%          --          0.67%             --          0.67%
Loomis Sayles Small Cap Core
  Portfolio -- Class A........     0.90%            --         0.06%          --          0.96%          0.05%          0.91%(14)
Loomis Sayles Small Cap Growth
  Portfolio -- Class A........     0.90%            --         0.13%          --          1.03%          0.06%          0.97%(15)
Met/Artisan Mid Cap Value
  Portfolio -- Class A........     0.81%            --         0.04%          --          0.85%             --          0.85%
MetLife Aggressive Allocation
  Portfolio -- Class A........     0.10%            --         0.03%       0.72%          0.85%          0.03%          0.82%(16)






                                                                           FFA-9

-------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN FUND
ANNUAL EXPENSES
For fiscal year ending                        DISTRIBUTION                                          CONTRACTUAL FEE   NET TOTAL
December 31, 2008                                AND/OR                ACQUIRED FUND  TOTAL ANNUAL   WAIVER AND/OR     ANNUAL
(as a percentage of average     MANAGEMENT  SERVICE (12B-1)    OTHER      FEES AND      OPERATING       EXPENSE       OPERATING
daily net assets)                   FEE           FEES       EXPENSES    EXPENSES*      EXPENSES     REIMBURSEMENT   EXPENSES**
MetLife Conservative
  Allocation
  Portfolio -- Class A........     0.10%            --         0.02%       0.56%          0.68%          0.02%          0.66%(16)
MetLife Conservative to
  Moderate Allocation
  Portfolio -- Class A........     0.09%            --         0.01%       0.61%          0.71%             --          0.71%(16)
MetLife Mid Cap Stock Index
  Portfolio -- Class A........     0.25%            --         0.08%          --          0.33%          0.01%          0.32%(10)
MetLife Moderate Allocation
  Portfolio -- Class A........     0.07%            --            --       0.65%          0.72%             --          0.72%(16)
MetLife Moderate to Aggressive
  Allocation
  Portfolio -- Class A........     0.07%            --            --       0.68%          0.75%             --          0.75%(16)
MetLife Stock Index
  Portfolio -- Class A........     0.25%            --         0.04%          --          0.29%          0.01%          0.28%(10)
MFS(R) Total Return
  Portfolio -- Class A........     0.53%            --         0.05%          --          0.58%             --          0.58%
MFS(R) Value
  Portfolio -- Class A........     0.72%            --         0.08%          --          0.80%          0.07%          0.73%(17)
Morgan Stanley EAFE(R) Index
  Portfolio -- Class A........     0.30%            --         0.12%       0.01%          0.43%          0.01%          0.42%(18)
Neuberger Berman Mid Cap Value
  Portfolio -- Class A........     0.65%            --         0.04%          --          0.69%             --          0.69%
Oppenheimer Global Equity
  Portfolio -- Class A........     0.52%            --         0.09%          --          0.61%             --          0.61%
Russell 2000(R) Index
Portfolio -- Class A..........     0.25%            --         0.07%       0.01%          0.33%          0.01%          0.32%(10)
T. Rowe Price Large Cap Growth
  Portfolio -- Class A........     0.60%            --         0.07%          --          0.67%             --          0.67%
T. Rowe Price Small Cap Growth
  Portfolio -- Class A........     0.51%            --         0.08%          --          0.59%             --          0.59%
Western Asset Management
  Strategic Bond Opportunities
  Portfolio -- Class A........     0.60%            --         0.05%          --          0.65%             --          0.65%
Western Asset Management U.S.
  Government
  Portfolio -- Class A........     0.48%            --         0.04%          --          0.52%             --          0.52%









(*) ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.



(**) NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS
     OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.





(1) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



() THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.10%.



(2) OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



(3) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.88% FOR THE CLASS A SHARES AND 1.14% FOR THE CLASS B SHARES.



(4) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.



(5) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS EQUALLY IN THREE OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST: THE MET/FRANKLIN INCOME PORTFOLIO, THE MET/FRANKLIN MUTUAL SHARES PORTFOLIO AND THE MET/TEMPLETON GROWTH PORTFOLIO. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



() THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.05%.



(6) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.80%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.80% FOR THE CLASS A SHARES AND 1.05% FOR THE CLASS B SHARES.



(7) THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



() THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.






FFA-10

() THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



() OTHER EXPENSES INCLUDE 0.03% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



(8) THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



() THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.



() THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



() OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



(9) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.



(10) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.



(11) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE PORTFOLIO'S AVERAGE DAILY NET ASSETS IN EXCESS OF $1 BILLION BUT LESS THAN $2 BILLION.



(12) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.73% FOR THE FIRST $300 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.705% FOR THE NEXT $700 MILLION.



(13) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.75% FOR THE FIRST $50 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.70% FOR THE NEXT $450 MILLION, 0.65% FOR THE NEXT $4 BILLION, AND 0.625% FOR AMOUNTS OVER $4.5 BILLION.



(14) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $500 MILLION.



(15) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $100 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $100 MILLION.



(16) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST AND THE METROPOLITAN SERIES FUND, INC. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



() METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT NET OPERATING EXPENSES OF THE PORTFOLIO TO 0.10% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES, 0.35% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B SHARES AND 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS E SHARES.



(17) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION, AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.



(18) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.






                                                                          FFA-11

EXAMPLES
   The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolio fees and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  - your Deferred Annuity permits you to withdraw 10% of your Account Balance free from early withdrawal charges each Contract Year;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $904    $1,279    $1,652    $2,871
Minimum..............................................   $782    $  893    $  980    $1,496



EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  - your Deferred Annuity permits you to withdraw 20% of your Account Balance free from early withdrawal charges each Contract Year;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $834    $1,229    $1,629    $2,871
Minimum..............................................   $712    $  851    $  980    $1,496



EXAMPLE 3.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;





FFA-12

  -  the underlying Portfolio earns a 5% annual return; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $258     $792    $1,352    $2,871
Minimum...............................................   $126     $393    $  680    $1,496








                                                                          FFA-13

 TABLE OF EXPENSES -- FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES

The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply.

---------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments.................................  None
  Separate Account Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase).....  None
  Exchange Fee............................................................  None
  Surrender Fee...........................................................  None
  Account Reduction Loan Initiation Fee...................................  $75(1)
  Annual Account Reduction Loan Maintenance Fee (per loan outstanding)....  $50(2)
  Transfer Fee............................................................  None


(1) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee(2)................................                                          None
Separate Account Charge (as a percentage of your        General Administrative Expenses Charge: .20%
  average account value)(3)...........................       Mortality and Expense Risk Charge: .75%
                                                                       Total Separate Account Charge
                                                         Current and Maximum Guaranteed Charge: .95%


(2) A $20 ANNUAL CONTRACT FEE MAY BE IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.

() WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO OF THE MET INVESTORS FUND. WE ARE WAIVING THE AMOUNT, IF ANY, OF THE SEPARATE ACCOUNT CHARGE EQUAL TO THE UNDERLYING PORTFOLIO EXPENSES THAT ARE IN EXCESS OF 0.88% FOR THE INVESTMENT DIVISION INVESTING IN THE MFS(R) RESEARCH INTERNATIONAL PORTFOLIO--CLASS A OF THE MET INVESTORS FUND.

--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and Income ETF Portfolios, which are Class E Portfolios, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund, the Fidelity(R) VIP Funds and the American Funds(R) fees and expenses are contained in their respective prospectuses.



Total Annual Metropolitan Fund,
Met Investors Fund, Calvert Fund,                                     Minimum   Maximum
Fidelity(R) VIP Funds and American Funds(R)                           -------   -------
  Operating Expenses for the fiscal year ending December 31, 2008
     (expenses that are deducted from these Funds' assets
     include management fees, distribution fees (12b-1 fees) and
     other expenses)................................................    0.29%     1.60%








FFA-14

---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) --
ANNUAL EXPENSES
For fiscal year ending December 31, 2008              Distribution             Acquired    Total     Contractual Fee    Net Total
(as a percentage of average daily net                    and/or               Fund Fees    Annual     Waiver and/or      Annual
assets)                                   Management     Service      Other      and     Operating       Expense        Operating
                                              Fee     (12b-1) Fees  Expenses  Expenses*   Expenses    Reimbursement    Expenses**
American Funds Bond Fund................     0.39%        0.25%       0.01%       --       0.65%            --            0.65%
American Funds Global Small
  Capitalization Fund...................     0.71%        0.25%       0.03%       --       0.99%            --            0.99%
American Funds Growth Fund..............     0.32%        0.25%       0.01%       --       0.58%            --            0.58%
American Funds Growth-Income Fund.......     0.27%        0.25%       0.01%       --       0.53%            --            0.53%
                                                                                                    -----------------------------







---------------------------------------------------------------------------------------------------------------------------------
CALVERT FUND --
ANNUAL EXPENSES
For fiscal year ending December 31, 2008              Distribution             Acquired    Total     Contractual Fee    Net Total
(as a percentage of average daily net                    and/or               Fund Fees    Annual     Waiver and/or      Annual
assets)                                   Management     Service      Other      and     Operating       Expense        Operating
                                              Fee     (12b-1) Fees  Expenses  Expenses*   Expenses    Reimbursement    Expenses**
Social Balanced Portfolio...............     0.70%         --         0.22%       --       0.92%            --            0.92%
Social Mid Cap Growth Portfolio.........     0.90%         --         0.28%       --       1.18%            --            1.18%
                                                                                                    -----------------------------







---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDS --
INITIAL CLASS
ANNUAL EXPENSES
For fiscal year ending December 31, 2008              Distribution             Acquired    Total     Contractual Fee    Net Total
(as a percentage of average daily net                    and/or               Fund Fees    Annual     Waiver and/or      Annual
assets                                    Management     Service      Other      and     Operating       Expense        Operating
                                              Fee     (12b-1) Fees  Expenses  Expenses*   Expenses    Reimbursement    Expenses**
Equity-Income Portfolio.................     0.46%         --         0.11%       --       0.57%            --            0.57%
Growth Portfolio........................     0.56%         --         0.12%       --       0.68%            --            0.68%
Investment Grade Bond Portfolio.........     0.32%         --         0.11%       --       0.43%            --            0.43%
Money Market Portfolio..................     0.19%         --         0.10%       --       0.29%            --            0.29%
                                                                                                    -----------------------------







---------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS FUND
ANNUAL EXPENSES
For fiscal year ending December 31, 2008              Distribution             Acquired    Total     Contractual Fee    Net Total
(as a percentage of average daily net                    and/or               Fund Fees    Annual     Waiver and/or      Annual
assets)                                   Management     Service      Other      and     Operating       Expense        Operating
                                              Fee     (12b-1) Fees  Expenses  Expenses*   Expenses    Reimbursement    Expenses**
American Funds Balanced Allocation
  Portfolio -- Class C..................     0.10%        0.55%       0.05%     0.40%      1.10%          0.05%           1.05%(1)
American Funds Growth Allocation
  Portfolio -- Class C..................     0.10%        0.55%       0.05%     0.38%      1.08%          0.05%           1.03%(1)
American Funds Moderate Allocation
  Portfolio -- Class C..................     0.10%        0.55%       0.05%     0.42%      1.12%          0.05%           1.07%(1)
BlackRock Large Cap Core
  Portfolio -- Class A..................     0.58%           --       0.04%        --      0.62%             --           0.62%
Clarion Global Real Estate
  Portfolio -- Class E..................     0.63%        0.15%       0.05%        --      0.83%             --           0.83%
Harris Oakmark International
  Portfolio -- Class E..................     0.78%        0.15%       0.07%        --      1.00%             --           1.00%
Janus Forty Portfolio -- Class E........     0.64%        0.15%       0.04%        --      0.83%             --           0.83%
Lazard Mid Cap Portfolio -- Class E.....     0.69%        0.15%       0.05%        --      0.89%             --           0.89%(2)
Legg Mason Partners Aggressive Growth
  Portfolio -- Class A..................     0.63%           --       0.02%        --      0.65%             --           0.65%
Legg Mason Value Equity
  Portfolio -- Class A..................     0.63%           --       0.04%        --      0.67%             --           0.67%
Lord Abbett Bond Debenture
  Portfolio -- Class A..................     0.50%           --       0.03%        --      0.53%             --           0.53%
Met/AIM Small Cap Growth
  Portfolio -- Class E..................     0.86%        0.15%       0.03%        --      1.04%             --           1.04%
Met/Franklin Income Portfolio -- Class
  B.....................................     0.80%        0.25%       0.23%        --      1.28%          0.02%           1.26%(3)
Met/Franklin Mutual Shares
  Portfolio -- Class B..................     0.80%        0.25%       0.55%        --      1.60%          0.45%           1.15%(4)
Met/Franklin Templeton Founding Strategy
  Portfolio -- Class B..................     0.05%        0.25%       0.08%     0.89%      1.27%          0.08%           1.19%(5)
Met/Templeton Growth Portfolio -- Class
  B.....................................     0.70%        0.25%       0.59%        --      1.54%          0.47%           1.07%(6)
MFS(R) Research International Portfolio
  -- Class A............................     0.70%           --       0.07%        --      0.77%             --           0.77%
Oppenheimer Capital Appreciation
  Portfolio -- Class E..................     0.59%        0.15%       0.04%        --      0.78%             --           0.78%
PIMCO Inflation Protected Bond
  Portfolio -- Class E..................     0.49%        0.15%       0.04%        --      0.68%             --           0.68%






                                                                          FFA-15

---------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS FUND
ANNUAL EXPENSES
For fiscal year ending December 31, 2008              Distribution             Acquired    Total     Contractual Fee    Net Total
(as a percentage of average daily net                    and/or               Fund Fees    Annual     Waiver and/or      Annual
assets)                                   Management     Service      Other      and     Operating       Expense        Operating
                                              Fee     (12b-1) Fees  Expenses  Expenses*   Expenses    Reimbursement    Expenses**
PIMCO Total Return Portfolio -- Class
  A.....................................     0.48%           --       0.04%        --      0.52%             --           0.52%
RCM Technology Portfolio -- Class A.....     0.88%           --       0.09%        --      0.97%             --           0.97%
SSgA Growth and Income ETF
  Portfolio -- Class E..................     0.33%        0.15%       0.08%     0.20%      0.76%          0.03%           0.73%(7)
SSgA Growth ETF Portfolio -- Class E....     0.33%        0.15%       0.08%     0.21%      0.77%          0.03%           0.74%(8)
T. Rowe Price Mid Cap Growth
  Portfolio -- Class A..................     0.75%           --       0.03%        --      0.78%             --           0.78%

                                                                                                    -----------------------------






---------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN FUND
ANNUAL EXPENSES
For fiscal year ending December 31, 2008              Distribution             Acquired    Total     Contractual Fee    Net Total
(as a percentage of average daily net                    and/or               Fund Fees    Annual     Waiver and/or      Annual
assets)                                   Management     Service      Other      and     Operating       Expense        Operating
                                              Fee     (12b-1) Fees  Expenses  Expenses*   Expenses    Reimbursement    Expenses**
Artio International Stock
  Portfolio -- Class A..................     0.82%           --       0.13%        --      0.95%          0.03%           0.92%(9)
Barclays Capital Aggregate Bond Index
  Portfolio -- Class A..................     0.25%           --       0.04%        --      0.29%          0.01%           0.28%(10)
BlackRock Aggressive Growth
  Portfolio -- Class A..................     0.72%           --       0.05%        --      0.77%             --           0.77%
BlackRock Bond Income Portfolio -- Class
  A.....................................     0.38%           --       0.05%        --      0.43%          0.01%           0.42%(11)
BlackRock Diversified Portfolio -- Class
  A.....................................     0.45%           --       0.04%        --      0.49%             --           0.49%
BlackRock Large Cap Value
  Portfolio -- Class E..................     0.67%        0.15%       0.05%        --      0.87%             --           0.87%
BlackRock Legacy Large Cap Growth
  Portfolio -- Class E..................     0.73%        0.15%       0.05%        --      0.93%          0.01%           0.92%(12)
BlackRock Strategic Value
  Portfolio -- Class A..................     0.84%           --       0.05%        --      0.89%             --           0.89%
Davis Venture Value Portfolio -- Class
  A.....................................     0.70%           --       0.03%        --      0.73%          0.04%           0.69%(13)
FI Mid Cap Opportunities
  Portfolio -- Class A..................     0.68%           --       0.07%        --      0.75%             --           0.75%
FI Value Leaders Portfolio -- Class E...     0.65%        0.15%       0.06%        --      0.86%             --           0.86%
Jennison Growth Portfolio -- Class A....     0.63%           --       0.04%        --      0.67%             --           0.67%
Loomis Sayles Small Cap Core
  Portfolio -- Class A..................     0.90%           --       0.06%        --      0.96%          0.05%           0.91%(14)
Loomis Sayles Small Cap Growth
  Portfolio -- Class A..................     0.90%           --       0.13%        --      1.03%          0.06%           0.97%(15)
Met/Artisan Mid Cap Value
  Portfolio -- Class A..................     0.81%           --       0.04%        --      0.85%             --           0.85%
MetLife Aggressive Allocation
  Portfolio -- Class A..................     0.10%           --       0.03%     0.72%      0.85%          0.03%           0.82%(16)
MetLife Conservative Allocation
  Portfolio -- Class A..................     0.10%           --       0.02%     0.56%      0.68%          0.02%           0.66%(16)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class A.......     0.09%           --       0.01%     0.61%      0.71%             --           0.71%(16)
MetLife Mid Cap Stock Index
  Portfolio -- Class A..................     0.25%           --       0.08%        --      0.33%          0.01%           0.32%(10)
MetLife Moderate Allocation
  Portfolio -- Class A..................     0.07%           --          --     0.65%      0.72%             --           0.72%(16)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class A.......     0.07%           --          --     0.68%      0.75%             --           0.75%(16)
MetLife Stock Index Portfolio -- Class
  A.....................................     0.25%           --       0.04%        --      0.29%          0.01%           0.28%(10)
MFS(R) Total Return Portfolio -- Class
  A.....................................     0.53%           --       0.05%        --      0.58%             --           0.58%
MFS(R) Value Portfolio -- Class A.......     0.72%           --       0.08%        --      0.80%          0.07%           0.73%(17)
Morgan Stanley EAFE(R) Index
  Portfolio -- Class A..................     0.30%           --       0.12%     0.01%      0.43%          0.01%           0.42%(18)
Neuberger Berman Mid Cap Value
  Portfolio -- Class A..................     0.65%           --       0.04%        --      0.69%             --           0.69%
Oppenheimer Global Equity
  Portfolio -- Class A..................     0.52%           --       0.09%        --      0.61%             --           0.61%
Russell 2000(R) Index Portfolio -- Class
  A.....................................     0.25%           --       0.07%     0.01%      0.33%          0.01%           0.32%(10)
T. Rowe Price Large Cap Growth
  Portfolio -- Class A..................     0.60%           --       0.07%        --      0.67%             --           0.67%
T. Rowe Price Small Cap Growth
  Portfolio -- Class A..................     0.51%           --       0.08%        --      0.59%             --           0.59%
Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A....     0.60%           --       0.05%        --      0.65%             --           0.65%
Western Asset Management U.S. Government
  Portfolio -- Class A..................     0.48%           --       0.04%        --      0.52%             --           0.52%










FFA-16

(*) ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.



(**) NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS
     OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.





(1) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



() THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.10%.



(2) OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



(3) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.88% FOR THE CLASS A SHARES AND 1.14% FOR THE CLASS B SHARES.



(4) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.



(5) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS EQUALLY IN THREE OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST: THE MET/FRANKLIN INCOME PORTFOLIO, THE MET/FRANKLIN MUTUAL SHARES PORTFOLIO AND THE MET/TEMPLETON GROWTH PORTFOLIO. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



() THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES (EXCLUDING ACQUIRED FUND FEES AND EXPENSES AND 12B-1 FEES) TO 0.05%.



(6) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO LIMIT ITS FEE AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.80%, EXCLUDING 12B-1 FEES. DUE TO A VOLUNTARY MANAGEMENT FEE WAIVER NOT REFLECTED IN THE TABLE, THE PORTFOLIO'S ACTUAL NET OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2008 WERE 0.80% FOR THE CLASS A SHARES AND 1.05% FOR THE CLASS B SHARES.



(7) THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



() THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.



() THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



() OTHER EXPENSES INCLUDE 0.03% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



(8) THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.



() THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 TO APRIL 30, 2010, TO WAIVE A PORTION OF THE MANAGEMENT FEE EQUAL TO 0.03% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS.



() THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT AS IF THE FEES HAD BEEN IN EFFECT DURING THE PREVIOUS FISCAL YEAR.



() OTHER EXPENSES INCLUDE 0.02% OF DEFERRED EXPENSE REIMBURSEMENT FROM A PRIOR PERIOD.



(9) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.



(10) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.



(11) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE PORTFOLIO'S AVERAGE DAILY NET ASSETS IN EXCESS OF $1 BILLION BUT LESS THAN $2 BILLION.



(12) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.73% FOR THE FIRST $300 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.705% FOR THE NEXT $700 MILLION.



(13) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.75% FOR THE FIRST $50 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.70% FOR THE NEXT $450 MILLION, 0.65% FOR THE NEXT $4 BILLION, AND 0.625% FOR AMOUNTS OVER $4.5 BILLION.



(14) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $500 MILLION.



(15) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.85% FOR THE FIRST $100 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.80% FOR AMOUNTS OVER $100 MILLION.






                                                                          FFA-17

(16) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST AND THE METROPOLITAN SERIES FUND, INC. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE.



() METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT NET OPERATING EXPENSES OF THE PORTFOLIO TO 0.10% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES, 0.35% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B SHARES AND 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS E SHARES.



(17) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION, AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.



(18) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD MAY 1, 2009 THROUGH APRIL 30, 2010, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.






FFA-18

EXAMPLE
   The example is intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you surrender your Deferred Annuity or do not surrender your Deferred Annuity or you annuitize (elect a payout option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) (no early withdrawal charges are deducted).


                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $258     $792    $1,352    $2,871
Minimum...............................................   $126     $393    $  680    $1,496



ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES ACCUMULATION UNIT VALUES MAY BE FOUND IN APPENDIX B.

FINANCIAL FREEDOM DEFERRED ANNUITIES ACCUMULATION UNIT VALUES MAY BE FOUND IN APPENDIX B.





                                                                          FFA-19

METLIFE



Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.


METROPOLITAN LIFE SEPARATE ACCOUNT E


We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES


There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.





FFA-20

The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.

A DEFERRED ANNUITY

You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All TSA, PEDC, 403(a) and IRA arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.


Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, if any, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse.


A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you either take all of your money out of the account or you elect "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Deferred Annuity is better for you. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before you buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Deferred Annuity, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.

AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment option suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of income payment type you choose, your investment choices and the amount of your purchase payment.





                                                                          FFA-21

YOUR INVESTMENT CHOICES



T he Metropolitan Fund, Calvert Fund, Fidelity(R) VIP Funds, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAI for each fund is available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses are attached at the end of this Prospectus. If any of the Calvert Fund or Fidelity(R) VIP Funds' Portfolios are available to you, then you will also receive their prospectuses as appropriate. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and the Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds(R) Portfolios, which are Class 2, and the following Portfolios: BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, SSgA Growth ETF, SSgA Growth and Income ETF Portfolios, which are Class E, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B, and American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C.


The investment choices are listed in alphabetical order (based upon the Portfolios' legal names). (See Appendix D Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk you assume will depend on the investment divisions you choose. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.





FFA-22

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds(R) portfolios that are currently available for investment directly under the Contract and other underlying American Funds(R) portfolios which are not made available directly under the Contract.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS


The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds" Portfolios, which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. These expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.



                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
          PORTFOLIO                   INVESTMENT OBJECTIVE              MANAGER
          ---------                   --------------------        -------------------
      AMERICAN FUNDS(R)
American Funds Bond Fund        Seeks to maximize current         Capital Research
                                income and preserve capital by    and Management
                                investing primarily in fixed-     Company
                                income securities.
American Funds Global Small     Seeks capital appreciation        Capital Research
  Capitalization Fund           through stocks.                   and Management
                                                                  Company
American Funds Growth Fund      Seeks capital appreciation        Capital Research
                                through stocks.                   and Management
                                                                  Company
American Funds Growth-Income    Seeks both capital appreciation   Capital Research
  Fund                          and income.                       and Management
                                                                  Company
         CALVERT FUND
Social Balanced Portfolio       Seeks to achieve a competitive    Calvert Asset
                                total return through an           Management Company,
                                actively managed portfolio of     Inc. Sub-Investment
                                stocks, bonds and money market    Manager: New
                                instruments which offer income    Amsterdam Partners
                                and capital growth opportunity    LLC manages the
                                and which satisfy the             equity portion.
                                investment and social criteria.   Calvert Asset
                                                                  Management Company,
                                                                  Inc. manages the
                                                                  fixed income
                                                                  portion and
                                                                  determines the
                                                                  overall asset class
                                                                  mix for the
                                                                  Portfolio.






                                                                          FFA-23

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
          PORTFOLIO                   INVESTMENT OBJECTIVE              MANAGER
          ---------                   --------------------        -------------------
Social Mid Cap Growth           Seeks long-term capital           Calvert Asset
  Portfolio                     appreciation by investing         Management Company,
                                primarily in a nondiversified     Inc. Sub-Investment
                                portfolio of equity securities    Manager: New
                                of mid-sized companies that are   Amsterdam Partners,
                                undervalued but demonstrate       LLC
                                growth potential.

    FIDELITY(R) VIP FUNDS
Equity-Income Portfolio         Seeks reasonable income. The      Fidelity Management
                                fund will also consider the       & Research Company
                                potential for capital             Sub-Investment
                                appreciation. The fund's goal     Manager: FMR Co.,
                                is to achieve a yield which       Inc.
                                exceeds the composite yield on    Fidelity Research &
                                the securities comprising the     Analysis Company
                                Standard & Poor's 500(SM) Index
                                (S&P 500(R)).
Growth Portfolio                Seeks to achieve capital          Fidelity Management
                                appreciation.                     & Research Company
                                                                  Sub-Investment
                                                                  Manager: FMR Co.,
                                                                  Inc.
                                                                  Fidelity Research &
                                                                  Analysis Company
Investment Grade Bond           Seeks as high a level of          Fidelity Management
  Portfolio                     current income as is consistent   & Research Company
                                with the preservation of          Sub-Investment
                                capital.                          Manager:
                                                                  Fidelity Research &
                                                                  Analysis Company
Money Market Portfolio          Seeks as high a level of          Fidelity Management
                                current income as is consistent   & Research Company
                                with preservation of capital      Sub-Investment
                                and liquidity.                    Manager:
                                                                  Fidelity Research &
                                                                  Analysis Company
     MET INVESTORS FUND#
American Funds Balanced         Seeks a balance between a high    MetLife Advisers,
  Allocation Portfolio          level of current income and       LLC
                                growth of capital with a
                                greater emphasis on growth of
                                capital.
American Funds Growth           Seeks growth of capital.          MetLife Advisers,
  Allocation Portfolio                                            LLC
American Funds Moderate         Seeks a high total return in      MetLife Advisers,
  Allocation Portfolio          the form of income and growth     LLC
                                of capital, with a greater
                                emphasis on income.
BlackRock Large Cap Core        Seeks long-term capital growth.   MetLife Advisers,
  Portfolio                                                       LLC Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Clarion Global Real Estate      Seeks to provide total return     MetLife Advisers,
  Portfolio                     through investment in real        LLC
                                estate securities, emphasizing    Sub-Investment
                                both capital appreciation and     Manager: ING
                                current income.                   Clarion Real Estate
                                                                  Securities, L.P.
Harris Oakmark International    Seeks long-term capital           MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.
Janus Forty Portfolio           Seeks capital appreciation.       MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: Janus
                                                                  Capital Management
                                                                  LLC
Lazard Mid Cap Portfolio        Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Lazard
                                                                  Asset Management
                                                                  LLC






FFA-24

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
          PORTFOLIO                   INVESTMENT OBJECTIVE              MANAGER
          ---------                   --------------------        -------------------
Legg Mason Partners             Seeks capital appreciation.       MetLife Advisers,
  Aggressive Growth Portfolio                                     LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  ClearBridge
                                                                  Advisors, LLC
Legg Mason Value Equity         Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC Sub-Investment
                                                                  Manager: Legg Mason
                                                                  Capital Management.
                                                                  Inc.
Lord Abbett Bond Debenture      Seeks high current income and     MetLife Advisers,
  Portfolio                     the opportunity for capital       LLC
                                appreciation to produce a high    Sub-Investment
                                total return.                     Manager: Lord,
                                                                  Abbett & Co. LLC
Met/AIM Small Cap Growth        Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC Sub-Investment
                                                                  Manager: Invesco
                                                                  Aim Capital
                                                                  Management, Inc.
Met/Franklin Income Portfolio   Seeks to maximize income while    MetLife Advisers,
                                maintaining prospects for         LLC
                                capital appreciation.             Sub-Investment
                                                                  Manager: Franklin
                                                                  Advisers, Inc.
Met/Franklin Mutual Shares      Seeks capital appreciation,       MetLife Advisers,
  Portfolio                     which may occasionally be         LLC
                                short-term. The Portfolio's       Sub-Investment
                                secondary investment objective    Manager: Franklin
                                is income.                        Mutual Advisers,
                                                                  LLC
Met/Franklin Templeton          Seeks capital appreciation and    MetLife Advisers,
  Founding Strategy Portfolio   secondarily seeks income.         LLC
Met/Templeton Growth            Seeks long-term capital growth.   MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: Templeton
                                                                  Global Advisors
                                                                  Limited
MFS(R) Research International   Seeks capital appreciation.       MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Oppenheimer Capital             Seeks capital appreciation.       MetLife Advisers,
  Appreciation Portfolio                                          LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
PIMCO Inflation Protected       Seeks to provide maximum real     MetLife Advisers,
  Bond Portfolio                return, consistent with           LLC
                                preservation of capital and       Sub-Investment
                                prudent investment management.    Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
PIMCO Total Return Portfolio    Seeks maximum total return,       MetLife Advisers,
                                consistent with the               LLC
                                preservation of capital and       Sub-Investment
                                prudent investment management.    Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
RCM Technology Portfolio        Seeks capital appreciation; no    MetLife Advisers,
                                consideration is given to         LLC
                                income.                           Sub-Investment
                                                                  Manager: RCM
                                                                  Capital Management
                                                                  LLC
SSgA Growth and Income ETF      Seeks growth of capital and       MetLife Advisers,
  Portfolio                     income.                           LLC
                                                                  Sub-Investment
                                                                  Manager: SSgA Funds
                                                                  Management, Inc.
SSgA Growth ETF Portfolio       Seeks growth of capital.          MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: SSgA Funds
                                                                  Management, Inc.






                                                                          FFA-25

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
          PORTFOLIO                   INVESTMENT OBJECTIVE              MANAGER
          ---------                   --------------------        -------------------
T. Rowe Price Mid Cap Growth    Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
      METROPOLITAN  FUND
Artio International Stock       Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Artio
                                                                  Global Management,
                                                                  LLC
Barclays Capital Aggregate      Seeks to equal the performance    MetLife Advisers,
  Bond Index Portfolio          of the Barclays Capital U.S.      LLC
                                Aggregate Bond Index.             Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
BlackRock Aggressive Growth     Seeks maximum capital             MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Bond Income           Seeks a competitive total         MetLife Advisers,
  Portfolio                     return primarily from investing   LLC
                                in fixed-income securities.       Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Diversified           Seeks high total return while     MetLife Advisers,
  Portfolio                     attempting to limit investment    LLC
                                risk and preserve capital.        Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Large Cap Value       Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Legacy Large Cap      Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Strategic Value       Seeks high total return,          MetLife Advisers,
  Portfolio                     consisting principally of         LLC
                                capital appreciation.             Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Davis Venture Value Portfolio   Seeks growth of capital.          MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: Davis
                                                                  Selected Advisers,
                                                                  L.P.
FI Mid Cap Opportunities        Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
FI Value Leaders Portfolio      Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
Jennison Growth Portfolio       Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC Sub-Investment
                                                                  Manager: Jennison
                                                                  Associates LLC
Loomis Sayles Small Cap Core    Seeks long-term capital growth    MetLife Advisers,
  Portfolio                     from investments in common        LLC
                                stocks or other equity            Sub-Investment
                                securities.                       Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
Loomis Sayles Small Cap         Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
Met/Artisan Mid Cap Value       Seeks long-term capital growth.   MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager: Artisan
                                                                  Partners Limited
                                                                  Partnership
MetLife Aggressive Allocation   Seeks growth of capital.          MetLife Advisers,
  Portfolio                                                       LLC






FFA-26

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
          PORTFOLIO                   INVESTMENT OBJECTIVE              MANAGER
          ---------                   --------------------        -------------------
MetLife Conservative            Seeks high level of current       MetLife Advisers,
  Allocation Portfolio          income, with growth of capital    LLC
                                as a secondary objective.
MetLife Conservative to         Seeks high total return in the    MetLife Advisers,
  Moderate Allocation           form of income and growth of      LLC
  Portfolio                     capital, with a greater
                                emphasis on income.
MetLife Mid Cap Stock Index     Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the Standard & Poor's Mid      LLC
                                Cap 400(R) Composite Stock
                                Price Index.
MetLife Moderate Allocation     Seeks a balance between a high    MetLife Advisers,
  Portfolio                     level of current income and       LLC
                                growth of capital, with a
                                greater emphasis on growth of
                                capital.
MetLife Moderate to             Seeks growth of capital.          MetLife Advisers,
  Aggressive Allocation                                           LLC
  Portfolio
MetLife Stock Index Portfolio   Seeks to equal the performance    MetLife Advisers,
                                of the Standard & Poor's 500(R)   LLC Sub-Investment
                                Composite Stock Price Index.      Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MFS(R) Total Return Portfolio   Seeks a favorable total return    MetLife Advisers,
                                through investment in a           LLC
                                diversified portfolio.            Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
MFS(R) Value Portfolio          Seeks capital appreciation.       MetLife Advisers,
                                                                  LLC Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Morgan Stanley EAFE(R) Index    Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the MSCI EAFE(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
Neuberger Berman Mid Cap        Seeks capital growth.             MetLife Advisers,
  Value Portfolio                                                 LLC
                                                                  Sub-Investment
                                                                  Manager: Neuberger
                                                                  Berman Management
                                                                  LCC
Oppenheimer Global Equity       Seeks capital appreciation.       MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
Russell 2000(R) Index           Seeks to equal the return of      MetLife Advisers,
  Portfolio                     the Russell 2000(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
T. Rowe Price Large Cap         Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital and, secondarily,         LLC
                                dividend income.                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
T. Rowe Price Small Cap         Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
Western Asset Management        Seeks to maximize total return    MetLife Advisers,
  Strategic Bond                consistent with preservation of   LLC
  Opportunities Portfolio       capital.                          Sub-Investment
                                                                  Manager: Western
                                                                  Asset Management
                                                                  Company
Western Asset Management U.S.   Seeks to maximize total return    MetLife Advisers,
  Government Portfolio          consistent with preservation of   LLC
                                capital and maintenance of        Sub-Investment
                                liquidity.                        Manager: Western
                                                                  Asset Management
                                                                  Company




(#) PRIOR TO MAY 1, 2009, MET ADVISORY, LLC WAS THE INVESTMENT MANAGER OF MET INVESTORS FUND. ON MAY 1, 2009, MET INVESTORS ADVISORY, LLC MERGED WITH AND INTO METLIFE ADVISERS, LLC, AND METLIFE ADVISERS, LLC HAS NOW BECOME THE INVESTMENT MANAGER OF THE MET INVESTORS FUND.






                                                                          FFA-27

Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

* We have restricted the available investment divisions.

* Some of the investment divisions are not approved in your state.

For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, Calvert Fund, Fidelity(R) VIP Funds, Met Investors Fund or American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund, Fidelity(R) VIP Funds and American Funds(R) Portfolios are made available by the funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Calvert Fund, Fidelity(R) VIP Funds, Met Investors Fund and American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity(R) VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described, in the applicable prospectus and SAI for the Metropolitan Fund, Calvert Fund, Fidelity(R) VIP Funds, Met Investors Fund and American Funds(R).




In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or Met Investors Fund. The risks of these arrangements are also discussed in each fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS


An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or





FFA-28
sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the investment manager makes a profit with respect to the investment manager fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for the Portfolios for information on the management fees paid by the investment managers to the sub-investment managers.)


Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.

We select the Portfolios offered through Contracts based on a number of criteria, including asset class coverage, the strength of the manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities and Income Annuities.")





                                                                          FFA-29

DEFERRED ANNUITIES

This Prospectus describes the following Deferred Annuities under which you can accumulate money:


Financial Freedom Account:                       Enhanced Preference Plus Account:
* TSA (Tax Sheltered Annuity)                    * TSA (Tax Sheltered Annuity)
* 403(a) (Qualified annuity plans under          * 403(a) (Qualified annuity plans under
sec.403(a))                                      sec.403(a))
* Non-Qualified (for certain deferred            * PEDC (Public Employee Deferred
  arrangements                                   Compensation)
  and plans)                                     * Traditional IRA (Individual Retirement
                                                 Annuities)
                                                 * Non-Qualified
                                                 * Non-Qualified (for certain deferred
                                                   arrangements and plans)




These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, sec.415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer sec.457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.

In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Balances thereunder are maintained solely for accounting purposes under the plan.

These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity. Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

* Allocated (your Account Balance records are kept for you as an individual); or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. Also, the Deferred Annuity may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix C for specific information which applies to you.





FFA-30

AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you for Enhanced Deferred Annuities. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies, if available to you, are without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth Division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your Contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the values of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Barclays Capital Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Division and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

THE ALLOCATOR: Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.





                                                                          FFA-31

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for sec.415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, you may continue to make purchase payments under Enhanced Deferred Annuities while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where you did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service announced new regulations affecting Section 403(b) plans and arrangements. As part of these regulations, that are generally effective January 1, 2009, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under Section 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


In consideration of these regulations, we have determined to only make available the Contract/Certificate for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract/Certificate.

If your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract/Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

  -  Federal tax laws.





FFA-32

  - Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

  - Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except for an Enhanced PEDC Deferred Annuity).

  -  A withdrawal based on your leaving your job.

  - Receiving systematic termination payments (described later) from both the Separate Account and Fixed Interest Account.

  -  For TSA and 403(a) Deferred Annuities if you should leave your job.

THE VALUE OF YOUR INVESTMENT

Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

  - First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

  - Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

  -  Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

$500    =  50 accumulation units
----
 $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

            $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

             $10.00 x .95 = $9.50 is the new Accumulation Unit Value


TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Such transfers are free of any early withdrawal charges to you, except under certain Financial




                                                                          FFA-33

Freedom Deferred Annuities where you may incur early withdrawal charges, if applicable, for money transferred from the Fixed Interest Account to the investment divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

* The percentage or dollar amount of the transfer;

* The investment division(s) (or Fixed Interest Account) from which you want the money to be transferred;

* The investment division(s) (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


WE MAY REQUIRE YOU TO:

* Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

Frequent requests from contract holders or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed





FFA-34
by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, (described below) and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contractholders whose transfer/reallocation activity in the American Funds Portfolios violates the monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

Your third party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitation and may change from time to time as those systems are upgraded.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in




                                                                          FFA-35
any portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

* The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other




FFA-36
means of communication to verify that payment from you has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(a) DEFERRED ANNUITIES

If we agree and if approved in your state for only Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties, and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and Financial Freedom TSA and 403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before you reach age 59 1/2. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro-rata from the Fixed Interest Account and any investment divisions in which you have an Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.





                                                                          FFA-37

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro-rata from the Fixed Interest Account and any investment divisions in which you have an Account Balance.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Although early withdrawal charges do not apply to Systematic Withdrawal Program payments from your Financial Freedom Deferred Annuity Separate Account balance, early withdrawal charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account balance.

Participation in the Systematic Withdrawal Program is subject to our administrative procedures.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. For the Enhanced TSA and IRA Deferred Annuities, rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.





FFA-38

CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

CHARGES
There are two types of charges you pay while you have money in an investment division:

* Insurance-related charge, and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the early withdrawal charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while you have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of the shares available to the Deferred Annuities have 12b-1 fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.





                                                                          FFA-39

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain states, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the states where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. The early withdrawal charge does not apply in certain situations or upon the occurrence of certain events or circumstances. Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce. To determine the early withdrawal charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings. For Financial Freedom and certain Non-Qualified Enhanced Deferred Annuities, early withdrawal charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the investment divisions.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown; keep the result as an early withdrawal charge and pay you the rest.





FFA-40

The early withdrawal charge on purchase payments withdrawn is as follows:


                                              During Purchase Payment Year
Year                       1           2           3           4           5           6           7          8 & Later
Percentage                 7%          6%          5%          4%          3%          2%          1%             0%




The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no early withdrawal charges.

For certain deferred arrangements and plans, you pay no early withdrawal charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet one of the following conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make within your Deferred Annuity among investment divisions and transfers to and from the Fixed Interest Account.

* On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your Contract permits and if your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.

* If you withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Balance each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exemption does not apply if you have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.





                                                                          FFA-41

* Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the Contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:




              Contract Year

 1*     2        3        4         5

20%    25%    33 1/3%    50%    remainder




     * Less that Contract Year's withdrawals.

  Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the Contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and you request a total withdrawal. Disability is as defined in the Federal Social Security Act.

* If you retire:

  - For the Non-Qualified and certain PEDC Enhanced Deferred Annuities, if you retire.

  - For certain TSA Enhanced Deferred Annuities, if you have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

  - For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if you also have participated for at least 10 consecutive years unless you retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

* If you leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan provides payment on account of hardship and you suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For certain TSA Enhanced Deferred Annuities, you must only have suffered an unforeseen hardship.

* If you make a direct transfer to other investment vehicles we have pre-approved. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If you withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)

* If the plan or group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.





FFA-42

* Amounts transferred before January 1, 1996:

  We credit your transferred amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract.




                 During Purchase Payment Year

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%





* Amounts transferred on or after January 1, 1996:

  - For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract:




                      After the Transfer

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%





  - If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name the beneficiary(ies) under the following Deferred
Annuities:

* Enhanced TSA

* Enhanced Non-Qualified

* Enhanced 403(a)

* Enhanced Traditional IRA

* Financial Freedom TSA

* Financial Freedom 403(a)





                                                                          FFA-43

For the following Deferred Annuities the trustee receives the death benefit:

* Non-Qualified Deferred Annuity for

  -  sec.457(f) deferred compensation plan

  -  sec.451 deferred fee arrangements

  -  sec.451 deferred compensation plans

  -  sec.457(e)(11) severance and death benefit plans

  -  sec.415(m) qualified governmental excess benefit arrangements

* For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:

* Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

* The total of all of your purchase payments less any partial withdrawals.


In each case, we deduct the amount of any outstanding loans from the death benefit.



The death benefit is determined as of the end of the business day we receive both due proof of death and an election for the payment method.





Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the investment divisions until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. Any death benefit amounts held in the investment divisions on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.





Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.



If permitted in the Contract, if the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable early withdrawal charges will be assessed against future withdrawals.








FFA-44

TOTAL CONTROL ACCOUNT



The beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for you.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.




PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you are selecting your pay-out option you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. Generally, you may defer receiving payments for up to one year after you have chosen your pay-out option. The variable pay-out option may not be available in all states. Please be aware that once your Contract is annuitized you are ineligible to receive the Death Benefit you have selected.

When considering whether to select a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

* A fixed dollar payment or a variable payment; and

* A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.


By the date specified in your Contract, if you do not either select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable income option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.





                                                                          FFA-45

INCOME ANNUITIES


Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If you annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, you may purchase the following types of Income Annuities to receive immediate payments:

Financial Freedom Account:                      Enhanced Preference Plus Account:
*  TSA                                          *  TSA
*  403(a)                                       *  403(a)
*  Non-Qualified (for certain deferred          *  PEDC
   arrangements and plans)                      *  Traditional IRA
                                                *  Non-Qualified
                                                *  Non-Qualified (for certain deferred
                                                   arrangements and plans)



If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and sec.415(m) qualified governmental excess benefit arrangements. The Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer the Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans but will accept a purchase payment for those already issued.

If your retirement plan has purchased an Income Annuity, then your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.





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

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who may receive continuing payments or a lump sum payment if the owner dies.

Many times the Owner and the Annuitant are the same person.


Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than those guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited under Lifetime Income Annuity for Two income payment types. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. Due to underwriting or Internal Revenue Code considerations, the choice of percentage reductions and/or the duration of the guarantee period may be limited.


When deciding how to receive income, consider:

* The amount of income you need;

* The amount you expect to receive from other sources;

* The growth potential of other investments; and

* How long you would like your income to last.



LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed




                                                                          FFA-47
period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

ALLOCATION

You decide what portion of your income payment is allocated among the Fixed Income Option and the investment divisions.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.





FFA-48

ANNUITY UNITS


Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.


AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer a 3% and 4% AIR. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments, a lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

* Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it




                                                                          FFA-49
into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a reallocation, you must tell us:

* The percentage of the income payment to be reallocated;

* The investment divisions (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and

* The investment division from which you want to reallocate.

We may require that you use our forms to make reallocations.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

* First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

* Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

* Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

* Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by




FFA-50
  investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Frequent requests from contract holders or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Artio International Stock, BlackRock Strategic Value, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Templeton Growth, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/ reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be




                                                                          FFA-51
subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds(R) restrictions. There is no guarantee that this process will detect all contractholders whose transfer/reallocation activity in the American Funds Portfolios violates the monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Your third party administrator has its own standards with regard to monitoring activity in the Monitored Portfolios and how subsequent transfer/reallocation activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours, and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitation and may change from time to time as those systems are upgraded.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a




FFA-52

Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the Portfolio prospectuses for more details.

CONTRACT FEE

There is no contract fee under the Income Annuities.

CHARGES

There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

* Insurance-related charge; and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.

The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.





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PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart that shows the states where premium taxes are charged and the amount of these taxes is in Appendix A.

We also reserve the right to deduct from purchase payments, account balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments, at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.

GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments by check, cashier's check or certified check made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.





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Purchase payments (including any portion of your Account Balance under a
Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit/Annuity Unit Value is not calculated, or

* After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless you inform us of errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

* Account Balance

* Unit Values

* Current rates for the Fixed Interest Account

* Transfers





                                                                          FFA-55

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* Changes to investment strategies

* Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions, and performance of systems.

We are not responsible or liable for:

* any inaccuracy, errors, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions we may continue making payments to a joint annuitant or pay your beneficiary a refund.

MISSTATEMENT

We may require proof of age of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's, or beneficiary's life. If the age of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.





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VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. We may state performance in terms of "yield," "change in Accumulation Unit Value/ Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Fidelity(R) VIP Funds, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.





                                                                          FFA-57

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

* To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transactions permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Calvert Fund, Fidelity(R) VIP Funds, Met Investors Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.





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

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide you with the number of copies of voting instructions soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or and/or participants/annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity(R) VIP Funds or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

* The shares for which voting instructions are received, and

* The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities and Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities and Income Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities and Income Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities and Income Annuities. The Deferred Annuities and Income Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities and Income Annuities also may be sold through the mail or over the Internet.





                                                                          FFA-59

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account Charge. Our sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives receive cash payments and MetLife Resources sales representatives for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities, the gross dealer concession ranges from 0.75% to 3% of each purchase payment and, starting in the second Contract Year, 0.09% of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. With respect to the Income Annuities, the gross dealer concession is 6% of the purchase payment and, starting in the second Contract Year, 0.18% of the amount available from which income payments are made for each year the Contract is in force for servicing the Income Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sale of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible




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

for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated broker-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer for services the broker-dealer provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Contracts.

These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts or for access to the organization's members. This compensation is primarily in the form of a flat fee from MetLife and may include other forms of compensation to organizations, including: funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. In some cases, we hire organizations to perform administrative services for us, for which




                                                                          FFA-61
they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may pay duly licensed individuals associated with these organizations cash compensation in connection with sales of the Contracts.

FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity delivered in New York we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

We may cancel your Non-Qualified Deferred Annuity for sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans and sec.457(e)(11) severance and death benefit plans if we do not receive any purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.

At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.

SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION

Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Balance. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by




FFA-62
other carriers. Charges are not imposed on plan participants; but rather are absorbed by the contract holder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the plan are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:



                              During Contract Year

Year            1       2       3       4       5       6       7     8 & Beyond

Percentage    5.6%    5.0%    4.5%    4.0%    3.0%    2.0%    1.0%        0%




The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.

INCOME TAXES


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (Code) is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular Contract.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.






                                                                          FFA-63

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ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL

Deferred annuities are a means of setting aside money for future needs- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All TSAs (ERISA and non-ERISA), 457(b), 403(a), IRAs (including SEPs and SIMPLEs) receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers you additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts (including TSAs, 457(b), 403(a) and IRAs) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., IRA or TSA); and payment method or income payment type you elect. If you meet certain requirements, your designated Roth earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.





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

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                                 Type of Contract
                                                 ------------------------------------------------
                                                         TSA and
                                                 Trad.     TSA                             Non-
                                                  IRA     ERISA    457(b)(2)   403(a)   Qualified
                                                 -----   -------   ---------   ------   ---------
In a series of substantially equal payments
made annually (or more frequently) for life or
life expectancy (SEPP)                             x        x(1)       x(1)       x(1)      x
After you die                                      x        x          x          x         x
After you become totally disabled (as defined
in the Code)                                       x        x          x          x         x
To pay deductible medical expenses                 x        x          x          x
After separation from service if you are over
55 at time of separation(1)                                 x          x          x
After December 31, 1999 for IRS levies             x        x          x          x
To pay medical insurance premiums if you are
unemployed                                         x
For qualified higher education expenses, or        x
For qualified first time home purchases up to
$10,000                                            x
Pursuant to qualified domestic relations
orders                                                      x          x          x
Certain immediate income annuities providing a
series of substantially equal periodic
payments made annually (or more frequently)
over the specified payment period                                                           x
 (1) You must be separated from service at the time payments begin.

 (2) Distributions from 457(b) plans are generally not subject to the 10% penalty; however, the
     10% penalty does apply to distributions from the 457(b) plans of state or local government employers to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.




SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat any deemed charges for these benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


INCIDENTAL BENEFITS


Certain death benefits may be considered incidental benefits under a tax qualified plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the plan and to the participant.

Where otherwise permitted to be offered under annuity contracts issued in connection with qualified plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult your own tax advisor




                                                                          FFA-65
prior to purchase of the Contract under any type of IRA, section 403(b) arrangement or qualified plan as a violation of these requirements could result in adverse tax consequences to the plan and to the participant including current taxation of amounts under the Contract.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on purchase payments.

WITHDRAWALS, TRANSFERS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).


If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.



Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else. An important exception is that your account may be transferred pursuant to a qualified domestic relations order (QDRO).


Please consult the specific section for the type of annuity you purchased to determine if there are restrictions on withdrawals, transfers or income payments.

Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an eligible rollover distribution for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan, to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.


Generally, an "eligible rollover distribution" is any taxable amount you receive from your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:




  -  Withdrawals made to satisfy minimum distribution requirements; or

  -  Certain withdrawals on account of financial hardship.

  Other exceptions to the definition of eligible rollover distribution may exist.





FFA-66

For taxable withdrawals that are not "eligible rollover distributions" the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements. You may be subject to the 10% penalty tax if you withdraw taxable money before you turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals by April 1 of the latter of: (1) the calendar year following the calendar year in which you reach age 70 1/2 or
(2) the calendar year following the calendar year you retire, provided you do not own 5% or more of your employer.


For IRAs, you must begin receiving withdrawals by April 1st of the calendar year following the calendar year in which you reach Age 70 1/2 even if you have not retired.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving Annuity Payments under your Contract. The RMD rules are complex, so consult with your tax adviser before waiving your 2009 RMD payment.


In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each section 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several TSA arrangements. Otherwise, you many not satisfy minimum distributions for an employer's qualified plan (i.e., 401(a), 457(b)) with distributions from another qualified plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.


In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each IRA or SEP IRA and each SIMPLE IRA, but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of the taxpayer's Simple IRAs.


In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

Where made available, it is not clear whether the purchase or exercise of a withdrawal option after the first two years under a life contingent Income Annuity with a guarantee period where only the remaining guaranteed payments are reduced due to the withdrawal will satisfy minimum distribution requirements. Consult your tax advisor prior to purchase.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. You should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule.





                                                                          FFA-67

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).


Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).



If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your sole beneficiary and the Contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or, if you meet certain requirements a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.



If your spouse is your beneficiary, your spouse may also be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan.



If your spouse is not your beneficiary and your Contract permits, your beneficiary may also be able to rollover the death proceeds with a direct trustee-to-trustee transfer into an inherited IRA. However, such beneficiary may not treat the inherited IRA as his or her own IRA. Starting in 2010 certain employer plans (i.e. 401(a), 403(a), 403(b) and governmental 457 plans) are required to permit a non-spouse direct trustee-to-trustee rollover.


If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If an IRA contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA or eligible retirement plan, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

NON-QUALIFIED ANNUITIES

Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchanges") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances





FFA-68
generally include situations where amounts are withdrawn or income payments are made from either contract involved in the partial exchange within a period of twelve months following transfers. Certain exceptions may apply. Consult your own independent tax advisor prior to a partial exchange.


Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expenses. Certain income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance




                                                                          FFA-69
with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.





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

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

* Possible taxation as if you were the contract owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.





                                                                          FFA-71

TSAS (ERISA AND NON-ERISA)

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.


In general contributions to sec.403(b) arrangements are subject to contribution limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which will impact how we administer your 403(b) contract. In order to satisfy the 403(b) final regulations and prevent your contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at a minimum, meet the following requirements: (1) the plan must allow the exchange, (2) the exchange must not result in a reduction in the participant or beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS


If you are under 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:



* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);


* Is directly transferred to another permissible investment under Section 403(b) arrangements;


* Relates to amounts that are not salary reduction elective deferrals if your plan allows it;



* Occurs after you die, have a severance from employment or become disabled (as defined by the Code);



* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it;



* Is a distribution attributable to certain Tax Sheltered Annuity Plan terminations if the conditions of the new income tax regulations are met;



* Relates to rollover or after-tax contributions; or



* Is for the purchase of permissive service credit under a government defined benefit plan.


Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance form employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

* The employer maintaining the plan has demonstrated to our satisfaction that designated Roth Accounts are permitted under the Plan.





FFA-72

* In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

* All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

* In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

* No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

* If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

* We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


You and your employer should consult your own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


* The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult your tax legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.

LOANS

If your employer's plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.





                                                                          FFA-73

INDIVIDUAL RETIREMENT ANNUITIES

IRAS: TRADITIONAL IRA,

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements.

Generally, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer without incurring Federal income taxes if certain conditions are satisfied.

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Also, see IRS Publication 590 available at www.irs.gov.


  - Individuals age 50 or older can make an additional "catch-up" purchase payment (assuming the individual has sufficient compensation).


  - If you are an active participant in a retirement plan of an employer, your deduction of contributions may be limited.

  - Purchase payments in excess of these amounts may be subject to a penalty tax.

  - These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.


  - If certain conditions are met, you can change your traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).






FFA-74

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).


Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. Consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).


If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as contract owner of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

457(B) PLANS

GENERAL


457(b) plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.


457(b) annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax. Generally, monies in your Contract can not be "made available" to you until you reach age 70 1/2, leave your job (or your employer changes) or have an unforeseen emergency (as defined by the Code).

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).





                                                                          FFA-75

LOANS

In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

403(A)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the "General" headings under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.





FFA-76

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                                       TSA        403(a)        PEDC            IRA       Non-Qualified
                                                     Deferred    Deferred     Deferred       Deferred        Deferred
                                                       and         and           and            and            and
                                                      Income      Income       Income         Income          Income
                                                    Annuities   Annuities   Annuities(1)   Annuities(2)     Annuities
                                                    ---------   ---------   ------------   ------------   -------------
California.......................................      0.5%        0.5%         2.35%           0.5%           2.35%
Florida..........................................      1.0%        1.0%          1.0%           1.0%            1.0%(3)
Maine............................................       --          --            --             --             2.0%
Nevada...........................................       --          --            --             --             3.5%
Puerto Rico......................................      1.0%        1.0%          1.0%           1.0%            1.0%
South Dakota(4)..................................       --          --            --             --            1.25%
West Virginia....................................      1.0%        1.0%          1.0%           1.0%            1.0%
Wyoming..........................................       --          --            --             --             1.0%






---------

1 PREMIUM TAX RATES APPLICABLE TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF sec.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "403(a) DEFERRED AND INCOME ANNUITIES."

2 PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF sec.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."


3 ANNUITY PREMIUMS ARE EXEMPT FROM TAXATION PROVIDED THE TAX SAVINGS ARE PASSED BACK TO THE CONTRACT HOLDERS. OTHERWISE, THEY ARE TAXABLE AT 1%.



4 SPECIAL RATE APPLIES FOR LARGE CASE ANNUITY POLICIES. RATE IS 8/100 OF 1% FOR THAT PORTION OF THE ANNUITY CONSIDERATIONS RECEIVED ON A CONTRACT EXCEEDING $500,000 ANNUALLY. SPECIAL RATE ON LARGE CASE POLICIES IS NOT SUBJECT TO RETALIATION.






                                                                          FFA-77

APPENDIX A-1

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS


The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.



PORTFOLIO MERGER




             FORMER PORTFOLIO                                  NEW PORTFOLIO
-------------------------------------------     -------------------------------------------
METROPOLITAN FUND                               METROPOLITAN FUND
  FI Large Cap Portfolio                          BlackRock Legacy Large Cap Growth
                                                  Portfolio




PORTFOLIO NAME CHANGES




                FORMER NAME                                      NEW NAME
-------------------------------------------     -------------------------------------------
MET INVESTORS FUND                              MET INVESTORS FUND
  Cyclical Growth and Income ETF Portfolio        SSgA Growth and Income ETF Portfolio
  Cyclical Growth ETF Portfolio                   SSgA Growth ETF Portfolio
METROPOLITAN FUND                               METROPOLITAN FUND
  Franklin Templeton Small Cap Growth             Loomis Sayles Small Cap Growth Portfolio
  Portfolio
  Harris Oakmark Focused Value Portfolio          Met/Artisan Mid Cap Value Portfolio
  Julius Baer International Stock Portfolio       Artio International Stock Portfolio

  Lehman Brothers(R) Aggregate Bond Index         Barclays Capital Aggregate Bond Index
  Portfolio                                       Portfolio
  Loomis Sayles Small Cap Portfolio               Loomis Sayles Small Cap Core Portfolio








FFA-78

APPENDIX B

 ACCUMULATION UNIT VALUES (IN DOLLARS)

This table shows fluctuations in the Accumulation Unit Value for Enhanced Preference Plus Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).




                   ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES






---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Division -- Class C(d).......................     2008       $ 10.00        $  7.03              32

American Funds Bond Division -- Class 2(o).....     2006         15.44          16.26              20
                                                    2007         16.26          16.64             181
                                                    2008         16.64          14.94             164

American Funds Global Small Capitalization
  Division -- Class 2(f).......................     2001         15.08          13.77              13
                                                    2002         13.77          11.04              46
                                                    2003         11.04          16.80             170
                                                    2004         16.80          20.11             363
                                                    2005         20.11          24.98             443
                                                    2006         24.98          30.70             743
                                                    2007         30.70          36.92             869
                                                    2008         36.92          17.00             820

American Funds Growth Allocation
  Division -- Class C(d).......................     2008          9.99           6.37              24

American Funds Growth Division -- Class 2(f)...     2001        145.96         124.55              13
                                                    2002        124.55          93.21              68
                                                    2003         93.21         126.32             117
                                                    2004        126.32         140.76             178
                                                    2005        140.76         162.02             168
                                                    2006        162.02         176.90             259
                                                    2007        176.90         196.86             274
                                                    2008        196.86         109.26             286






                                                                          FFA-79

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

American Funds Growth-Income Division(f).......     2001       $ 95.64        $ 92.64              11
                                                    2002         92.64          74.93              72
                                                    2003         74.93          98.30             174
                                                    2004         98.30         107.47             302
                                                    2005        107.47         112.67             284
                                                    2006        112.67         128.59             317
                                                    2007        128.59         133.79             340
                                                    2008        133.79          82.37             337

American Funds Moderate Allocation
  Division -- Class C(d).......................     2008         10.01           7.70              23

BlackRock Aggressive Growth Division...........     1999         42.82          56.51           1,751
                                                    2000         56.51          51.71           1,852
                                                    2001         51.71          39.05           1,971
                                                    2002         39.05          27.57           1,655
                                                    2003         27.57          38.45           1,590
                                                    2004         38.45          43.03           1,507
                                                    2005         43.03          47.18           1,356
                                                    2006         47.18          49.89           1,235
                                                    2007         49.89          59.58           1,096
                                                    2008         59.58          32.03           1,008

BlackRock Bond Income Division(b)..............     1999         35.51          34.37             527
                                                    2000         34.37          37.87             475
                                                    2001         37.87          40.64             562
                                                    2002         40.64          43.61             502
                                                    2003         43.61          45.72             465
                                                    2004         45.72          47.30             430
                                                    2005         47.30          47.99             428
                                                    2006         47.99          49.64             435
                                                    2007         49.64          52.26             448
                                                    2008         52.26          49.99             394






FFA-80

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

BlackRock Diversified Division.................     1999       $ 39.79        $ 42.84           1,326
                                                    2000         42.84          42.88           1,337
                                                    2001         42.88          39.79           1,462
                                                    2002         39.79          33.95           1,149
                                                    2003         33.95          40.54           1,085
                                                    2004         40.54          43.58           1,016
                                                    2005         43.58          44.49             919
                                                    2006         44.49          48.71             975
                                                    2007         48.71          51.10             899
                                                    2008         51.10          38.07             798

BlackRock Large Cap Core Division*(a)..........     2007         85.63          86.77             758
                                                    2008         86.77          54.05             654

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust)..................     1999         76.18          89.40           1,356
                                                    2000         89.40          83.10           1,342
                                                    2001         83.10          68.31           1,374
                                                    2002         68.31          49.99           1,145
                                                    2003         49.99          64.49           1,097
                                                    2004         64.49          70.82           1,011
                                                    2005         70.82          72.67             905
                                                    2006         72.67          82.15             829
                                                    2007         82.15          86.35               0

BlackRock Large Cap Value Division -- Class
  E(h).........................................     2002         10.00           7.94               2
                                                    2003          7.94          10.66              22
                                                    2004         10.66          11.96              69
                                                    2005         11.96          12.53              88
                                                    2006         12.53          14.79             262
                                                    2007         14.79          15.13             317
                                                    2008         15.13           9.73             312

BlackRock Legacy Large Cap Growth
  Division -- Class E(j).......................     2004         10.07          11.08              12
                                                    2005         11.08          11.73               9
                                                    2006         11.73          12.08              50
                                                    2007         12.08          14.19              66
                                                    2008         14.19           8.90              89






                                                                          FFA-81

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

BlackRock Strategic Value Division(e)..........     2000       $ 10.00        $ 12.26              69
                                                    2001         12.26          14.09             443
                                                    2002         14.09          10.98             769
                                                    2003         10.98          16.33             943
                                                    2004         16.33          18.66           1,133
                                                    2005         18.66          19.25             990
                                                    2006         19.25          22.26           1,299
                                                    2007         22.26          21.29           1,187
                                                    2008         21.29          12.99           1,045

Calvert Social Balanced Division...............     1999         23.40          26.01             508
                                                    2000         26.01          24.96             537
                                                    2001         24.96          23.01             622
                                                    2002         23.01          20.02             496
                                                    2003         20.02          23.66             497
                                                    2004         23.66          25.37             458
                                                    2005         25.37          26.56             306
                                                    2006         26.56          28.62             291
                                                    2007         28.62          29.13             265
                                                    2008         29.13          19.81             228

Calvert Social Mid Cap Growth Division.........     1999         26.46          28.04             287
                                                    2000         28.04          30.98             393
                                                    2001         30.98          26.95             501
                                                    2002         26.95          19.16             388
                                                    2003         19.16          24.99             403
                                                    2004         24.99          27.07             359
                                                    2005         27.07          26.92             466
                                                    2006         26.92          28.51             419
                                                    2007         28.51          31.11             395
                                                    2008         31.11          19.35             377

Clarion Global Real Estate Division -- Class
  E(j).........................................     2004          9.99          12.88              70
                                                    2005         12.88          14.48             160
                                                    2006         14.48          19.74             464
                                                    2007         19.74          16.65             399
                                                    2008         16.65           9.61             415






FFA-82

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Davis Venture Value Division(e)................     2000       $ 30.70        $ 31.35              22
                                                    2001         31.35          27.59             100
                                                    2002         27.59          22.86             159
                                                    2003         22.86          29.64             224
                                                    2004         29.64          32.99             329
                                                    2005         32.99          36.04             326
                                                    2006         36.04          40.91             470
                                                    2007         40.91          42.38             486
                                                    2008         42.38          25.46             473

FI Large Cap Division(o).......................     2006         18.03          18.30               3
                                                    2007         18.30          18.81               5
                                                    2008         18.81          10.27              14

FI Mid Cap Opportunities Division..............     1999         17.28          38.17           2,653
                                                    2000         38.17          26.00           3,856
                                                    2001         26.00          16.14           4,759
                                                    2002         16.14          11.35           4,044
                                                    2003         11.35          15.13           4,103
                                                    2004         15.13          17.57           3,924
                                                    2005         17.57          18.61           3,336
                                                    2006         18.61          20.62           3,690
                                                    2007         20.62          22.13           3,422
                                                    2008         22.13           9.80           3,029

FI Value Leaders Division -- Class E(h)........     2002         23.68          19.59               1
                                                    2003         19.59          24.59               7
                                                    2004         24.59          27.67              17
                                                    2005         27.67          30.29              41
                                                    2006         30.29          33.54              62
                                                    2007         33.54          34.57              64
                                                    2008         34.57          20.87              58






                                                                          FFA-83

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Fidelity Equity-Income Division................     1999       $ 33.66        $ 35.46           3,752
                                                    2000         35.46          38.08           3,447
                                                    2001         38.08          35.85           3,875
                                                    2002         35.85          29.49           3,261
                                                    2003         29.49          38.08           3,145
                                                    2004         38.08          42.07           2,736
                                                    2005         42.07          44.11           2,814
                                                    2006         44.11          52.52           2,516
                                                    2007         52.52          52.82           2,280
                                                    2008         52.82          30.00           1,908

Fidelity Growth Division.......................     1999         40.48          55.12               0
                                                    2000         55.12          48.60               0
                                                    2001         48.60          39.64           5,050
                                                    2002         39.64          27.45           4,184
                                                    2003         27.45          36.12           4,102
                                                    2004         36.12          36.99           3,694
                                                    2005         36.99          38.77           3,645
                                                    2006         38.77          41.03           3,115
                                                    2007         41.03          51.61           2,815
                                                    2008         51.61          27.01           2,438

Fidelity Investment Grade Bond Division........     1999         16.84          16.51             573
                                                    2000         16.51          18.19             615
                                                    2001         18.19          19.54             895
                                                    2002         19.54          21.36             911
                                                    2003         21.36          22.16             908
                                                    2004         22.16          22.93             803
                                                    2005         22.93          23.22             895
                                                    2006         23.22          24.00             809
                                                    2007         24.00          24.80             841
                                                    2008         24.80          23.77             730






FFA-84

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Fidelity Overseas Division.....................     1999       $ 19.84        $ 28.03           1,237
                                                    2000         28.03          22.46           1,427
                                                    2001         22.46          17.54           1,470
                                                    2002         17.54          13.85           1,203
                                                    2003         13.85          19.67           1,172
                                                    2004         19.67          22.14           1,164
                                                    2005         22.14          26.12           1,303
                                                    2006         26.12          30.55           1,300
                                                    2007         30.55          35.50           1,276
                                                    2008         35.50          19.76               0

Franklin Templeton Small Cap Growth
  Division(f)..................................     2001         10.00           8.82              25
                                                    2002          8.82           6.30              50
                                                    2003          6.30           9.05             108
                                                    2004          9.05           9.99             119
                                                    2005          9.99          10.36             126
                                                    2006         10.36          11.29             205
                                                    2007         11.29          11.69             186
                                                    2008         11.69           6.81             195

Harris Oakmark Focused Value Division(f).......     2001         24.53          27.50             112
                                                    2002         27.50          24.83             267
                                                    2003         24.83          32.63             352
                                                    2004         32.63          35.53             451
                                                    2005         35.53          38.71             559
                                                    2006         38.71          43.13             558
                                                    2007         43.13          39.80             484
                                                    2008         39.80          21.28             431

Harris Oakmark International Division -- Class
  E(h).........................................     2002         10.62           8.88               0
                                                    2003          8.88          11.90              25
                                                    2004         11.90          14.22             147
                                                    2005         14.22          16.10             296
                                                    2006         16.10          20.57             634
                                                    2007         20.57          20.18             664
                                                    2008         20.18          11.82             563

Janus Forty Division -- Class E(c).............     2007        167.63         206.42               3
                                                    2008        206.42         118.71              20






                                                                          FFA-85

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Jennison Growth Division.......................     2005       $  4.18        $  5.06             317
                                                    2006          5.06           5.15             416
                                                    2007          5.15           5.70             431
                                                    2008          5.70           3.59             460

Jennison Growth Division (formerly Met/Putnam
  Voyager Division)(e)(k)......................     2000          9.82           7.25              41
                                                    2001          7.25           4.97             179
                                                    2002          4.97           3.50             220
                                                    2003          3.50           4.36             299
                                                    2004          4.36           4.53             312
                                                    2005          4.53           4.14             280

Julius Baer International Stock Division.......     1999         16.43          18.95           1,114
                                                    2000         18.95          16.88           1,096
                                                    2001         16.88          13.27           1,162
                                                    2002         13.27          10.85           1,006
                                                    2003         10.85          13.76             965
                                                    2004         13.76          16.11             904
                                                    2005         16.11          18.83           1,179
                                                    2006         18.83          21.73           1,262
                                                    2007         21.73          23.75           1,095
                                                    2008         23.75          13.14           1,021

Lazard Mid Cap Division -- Class E(h)..........     2002         11.43           9.73               2
                                                    2003          9.73          12.18              18
                                                    2004         12.18          13.81              72
                                                    2005         13.81          14.81              78
                                                    2006         14.81          16.83              98
                                                    2007         16.83          16.23             119
                                                    2008         16.23           9.93             121

Legg Mason Partners Aggressive Growth
  Division(f)(i)...............................     2001         10.03           7.79              59
                                                    2002          7.79           5.36              84
                                                    2003          5.36           6.87             157
                                                    2004          6.87           7.41             215
                                                    2005          7.41           8.36             214
                                                    2006          8.36           8.15             353
                                                    2007          8.15           8.28             331
                                                    2008          8.28           5.00             318






FFA-86

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Legg Mason Value Equity(m).....................     2006       $  9.82        $ 10.57             100
                                                    2007         10.57           9.87             108
                                                    2008          9.87           4.45             118

Legg Mason Value Equity (formerly MFS(R)
  Investors Trust Division)(f).................     2001          9.45           8.41               6
                                                    2002          8.41           6.65              16
                                                    2003          6.65           8.03              33
                                                    2004          8.03           8.85              71
                                                    2005          8.85           9.41              57
                                                    2006          9.41           9.87              59

Lehman Brothers(R) Aggregate Bond Index
  Division.....................................     1999         10.12           9.89             162
                                                    2000          9.89          10.91             271
                                                    2001         10.91          11.61             844
                                                    2002         11.61          12.68             809
                                                    2003         12.68          13.02             978
                                                    2004         13.02          13.42           1,171
                                                    2005         13.42          13.57           1,266
                                                    2006         13.57          14.00           1,651
                                                    2007         14.00          14.82           1,753
                                                    2008         14.82          15.56           1,497

Loomis Sayles Small Cap Division(e)............     2000         26.26          26.03              14
                                                    2001         26.03          23.51              47
                                                    2002         23.51          18.27              63
                                                    2003         18.27          24.70              91
                                                    2004         24.70          28.47             103
                                                    2005         28.47          30.16              94
                                                    2006         30.16          34.86             155
                                                    2007         34.86          38.64             179
                                                    2008         38.64          24.54             176






                                                                          FFA-87

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Lord Abbett Bond Debenture Division(g).........     1999       $  9.65        $ 11.26             232
                                                    2000         11.26          11.05             241
                                                    2001         11.05          10.80             298
                                                    2002         10.80          10.83             254
                                                    2003         10.83          12.83             271
                                                    2004         12.83          13.78             341
                                                    2005         13.78          13.90             408
                                                    2006         13.90          15.05             562
                                                    2007         15.05          15.93             647
                                                    2008         15.93          12.88             617

Met/AIM Small Cap Growth Division -- Class
  E(h).........................................     2002         11.26           8.54               1
                                                    2003          8.54          11.76              20
                                                    2004         11.76          12.42              29
                                                    2005         12.42          13.34              29
                                                    2006         13.34          15.10              53
                                                    2007         15.10          16.63              57
                                                    2008         16.63          10.10              62

Met/Franklin Income Division(d)................     2008          9.99           8.01              10

Met/Franklin Mutual Shares Division(d).........     2008          9.99           6.62               3

Met/Franklin Templeton Founding Strategy
  Division(d)..................................     2008          9.99           7.05               3

Met/Templeton Growth Division(d)...............     2008          9.99           6.59               8

MetLife Mid Cap Stock Index Division(e)........     2000         10.00          10.63             111
                                                    2001         10.63          10.41             340
                                                    2002         10.41           8.77             522
                                                    2003          8.77          11.73             738
                                                    2004         11.73          13.48             811
                                                    2005         13.48          14.99             872
                                                    2006         14.99          16.35           1,291
                                                    2007         16.35          17.46           1,299
                                                    2008         17.46          11.04           1,269






FFA-88

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

MetLife Stock Index Division...................     1999       $ 41.28        $ 49.39           5,674
                                                    2000         49.39          44.36           5,783
                                                    2001         44.36          38.60           6,497
                                                    2002         38.60          29.69           5,609
                                                    2003         29.69          37.71           5,667
                                                    2004         37.71          41.29           5,517
                                                    2005         41.29          42.80           4,020
                                                    2006         42.80          48.96           4,043
                                                    2007         48.96          51.03           3,746
                                                    2008         51.03          31.80           3,367

MFS(R) Research International Division(f)......     2001         10.00           8.74               8
                                                    2002          8.74           7.66              31
                                                    2003          7.66          10.04              65
                                                    2004         10.04          11.90             122
                                                    2005         11.90          13.77             158
                                                    2006         13.77          17.31             383
                                                    2007         17.31          19.48             428
                                                    2008         19.48          11.14           2,486

MFS(R) Total Return Division(j)................     2004         33.30          36.38           1,276
                                                    2005         36.38          37.16           1,466
                                                    2006         37.16          41.31           1,337
                                                    2007         41.31          42.71           1,233
                                                    2008         42.71          32.94           1,056

MFS(R) Value Division (formerly Harris Oakmark
  Large Cap Value Division)....................     1999          9.71           8.96              74
                                                    2000          8.96           9.98             126
                                                    2001          9.98          11.70             661
                                                    2002         11.70           9.95             748
                                                    2003          9.95          12.37             940
                                                    2004         12.37          13.65           1,269
                                                    2005         13.65          13.33           1,123
                                                    2006         13.33          15.60           1,335
                                                    2007         15.60          14.87           1,284
                                                    2008         14.87           9.80           1,059






                                                                          FFA-89

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Morgan Stanley EAFE(R) Index Division..........     1999       $ 10.79        $ 13.35             141
                                                    2000         13.35          11.31             301
                                                    2001         11.31           8.77             639
                                                    2002          8.77           7.24             672
                                                    2003          7.24           9.87             882
                                                    2004          9.87          11.70             983
                                                    2005         11.70          13.13           1,045
                                                    2006         13.13          16.35           1,481
                                                    2007         16.35          17.95           1,506
                                                    2008         17.95          10.30           1,490

Neuberger Berman Mid Cap Value Division........     1999         10.72          12.50              78
                                                    2000         12.50          15.88             329
                                                    2001         15.88          15.33             500
                                                    2002         15.33          13.73             532
                                                    2003         13.73          18.57             634
                                                    2004         18.57          22.60             878
                                                    2005         22.60          25.14             942
                                                    2006         25.14          27.76           1,116
                                                    2007         27.76          28.44           1,072
                                                    2008         28.44          14.83             963

Oppenheimer Capital Appreciation
  Division -- Class E(n).......................     2005         10.02          10.93               3
                                                    2006         10.93          11.66              31
                                                    2007         11.66          13.22              48
                                                    2008         13.22           7.08              59

Oppenheimer Global Equity Division.............     1999         12.49          15.49             602
                                                    2000         15.49          15.09             757
                                                    2001         15.09          12.55             967
                                                    2002         12.55          10.44             805
                                                    2003         10.44          13.49             849
                                                    2004         13.49          15.55             829
                                                    2005         15.55          17.91           1,404
                                                    2006         17.91          20.68           1,700
                                                    2007         20.68          21.82           1,597
                                                    2008         21.82          12.89           1,449






FFA-90

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

PIMCO Inflation Protected Bond Division(o).....     2006       $ 11.17        $ 11.32              11
                                                    2007         11.32          12.43              42
                                                    2008         12.43          11.49             328

PIMCO Total Return Division(f).................     2001         10.00          10.56              78
                                                    2002         10.56          11.47             342
                                                    2003         11.47          11.87             667
                                                    2004         11.87          12.38             932
                                                    2005         12.38          12.56             978
                                                    2006         12.56          13.04           1,318
                                                    2007         13.04          13.93           1,307
                                                    2008         13.93          13.89           1,436

RCM Technology Division(f).....................     2001         10.00           7.45              21
                                                    2002          7.45           3.65              45
                                                    2003          3.65           5.70             330
                                                    2004          5.70           5.41             214
                                                    2005          5.41           5.97             188
                                                    2006          5.97           6.23             274
                                                    2007          6.23           8.13             474
                                                    2008          8.13           4.49             358

Russell 2000(R) Index Division.................     1999         10.53          12.80             197
                                                    2000         12.80          12.20             418
                                                    2001         12.20          12.19             700
                                                    2002         12.19           9.60             724
                                                    2003          9.60          13.90             915
                                                    2004         13.90          16.21           1,177
                                                    2005         16.21          16.78             955
                                                    2006         16.78          19.61           1,305
                                                    2007         19.61          19.13           1,234
                                                    2008         19.13          12.60           1,191

SSgA Growth ETF Division (formerly Cyclical
  Growth ETF Division)(o)......................     2006         10.74          11.50              12
                                                    2007         11.50          12.04              51
                                                    2008         12.04           8.00              64






                                                                          FFA-91

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

SSgA Growth & Income ETF Division (formerly
  Cyclical Growth and Income ETF Division)(o)..     2006       $ 10.54        $ 11.23               3
                                                    2007         11.23          11.74              16
                                                    2008         11.74           8.72              16

T. Rowe Price Large Cap Growth Division........     1999         11.01          13.33             115
                                                    2000         13.33          13.14             445
                                                    2001         13.14          11.72             631
                                                    2002         11.72           8.91             515
                                                    2003          8.91          11.55             637
                                                    2004         11.55          12.58             690
                                                    2005         12.58          13.28             666
                                                    2006         13.28          14.90             883
                                                    2007         14.90          16.14             844
                                                    2008         16.14           9.29             777

T. Rowe Price Mid Cap Growth Division(f).......     2001         10.00           8.44              44
                                                    2002          8.44           4.68             129
                                                    2003          4.68           6.36             267
                                                    2004          6.36           7.44             458
                                                    2005          7.44           8.47             544
                                                    2006          8.47           8.94             857
                                                    2007          8.94          10.44             939
                                                    2008         10.44           6.24             916

T. Rowe Price Small Cap Growth Division........     1999         12.08          15.31           1,055
                                                    2000         15.31          13.79           1,493
                                                    2001         13.79          12.42           1,874
                                                    2002         12.42           9.02           1,748
                                                    2003          9.02          12.59           1,849
                                                    2004         12.59          13.86           1,688
                                                    2005         13.86          15.24           1,483
                                                    2006         15.24          15.68           1,799
                                                    2007         15.68          17.07           1,624
                                                    2008         17.07          10.78           1,479






FFA-92

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Western Asset Management Strategic Bond
  Opportunities Division(f)....................     2001       $ 16.05        $ 16.56               4
                                                    2002         16.56          17.98              37
                                                    2003         17.98          20.06              96
                                                    2004         20.06          21.18             183
                                                    2005         21.18          21.58             178
                                                    2006         21.58          22.46             252
                                                    2007         22.46          23.14             278
                                                    2008         23.14          19.48             248

Western Asset Management U.S. Government
  Division(f)..................................     2001         14.83          15.39              58
                                                    2002         15.39          16.46             165
                                                    2003         16.46          16.58             183
                                                    2004         16.58          16.92             203
                                                    2005         16.92          17.05             196
                                                    2006         17.05          17.59             275
                                                    2007         17.59          18.18             326
                                                    2008         18.18          17.95             348

MetLife Aggressive Allocation Division(n)......     2005          9.99          11.20              11
                                                    2006         11.20          12.87             171
                                                    2007         12.87          13.20             336
                                                    2008         13.20           7.80             526

MetLife Conservative Allocation Division(n)....     2005          9.99          10.34              15
                                                    2006         10.34          10.99              75
                                                    2007         10.99          11.51             297
                                                    2008         11.51           9.79             332

MetLife Conservative to Moderate Allocation
  Division(n)..................................     2005          9.99          10.57              33
                                                    2006         10.57          11.49             223
                                                    2007         11.49          11.96             430
                                                    2008         11.96           9.31             529

MetLife Moderate Allocation Division(n)........     2005          9.99          10.79             117
                                                    2006         10.79          11.99             589
                                                    2007         11.99          12.42           1,302
                                                    2008         12.42           8.80           1,718






                                                                          FFA-93

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

MetLife Moderate to Aggressive Allocation
  Division(n)..................................     2005       $  9.99        $ 11.02              51
                                                    2006         11.02          12.50             574
                                                    2007         12.50          12.90           1,213
                                                    2008         12.90           8.31           1,607




---------
NOTES:

a THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.

b THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.

c     INCEPTION DATE: APRIL 7, 2007.


d     INCEPTION DATE: APRIL 28, 2008.


e     INCEPTION DATE: JULY 5, 2000.

f     INCEPTION DATE: MAY 1, 2001.

g THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.

h     INCEPTION DATE: MAY 1, 2002.

i THE ASSETS OF JANUS GROWTH DIVISION WERE MERGED INTO JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

j     INCEPTION DATE: MAY 1, 2004.

k THE ASSETS IN MET/PUTNAM VOYAGER INVESTMENT DIVISION MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

l THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF JANUS MID CAP DIVISION.

m THE ASSETS OF MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS DIVISION.

n     INCEPTION DATE: MAY 1, 2005.

o     INCEPTION DATE: MAY 1, 2006.

* WE ARE WAIVING A PORTION OF THE SEP ACCT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.





FFA-94

This table shows fluctuations in the Accumulation Unit Value for Financial Freedom Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


                      FINANCIAL FREEDOM DEFERRED ANNUITIES






---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Division -- Class C(d).......................     2008       $ 10.00        $  7.03              32

American Funds Bond Division -- Class 2(o).....     2006         15.44          16.26              20
                                                    2007         16.26          16.64             181
                                                    2008         16.64          14.94             164

American Funds Global Small Capitalization
  Division -- Class 2(f).......................     2001         15.08          13.77              13
                                                    2002         13.77          11.04              46
                                                    2003         11.04          16.80             170
                                                    2004         16.80          20.11             363
                                                    2005         20.11          24.98             443
                                                    2006         24.98          30.70             743
                                                    2007         30.70          36.92             869
                                                    2008         36.92          17.00             820

American Funds Growth Allocation
  Division -- Class C(d).......................     2008          9.99           6.37              24

American Funds Growth Division -- Class 2
  A114(f)......................................     2001        145.96         124.55              13
                                                    2002        124.55          93.21              68
                                                    2003         93.21         126.32             117
                                                    2004        126.32         140.76             178
                                                    2005        140.76         162.02             168
                                                    2006        162.02         176.90             259
                                                    2007        176.90         196.86             274
                                                    2008        196.86         109.26             286






                                                                          FFA-95

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

American Funds Growth-Income Division(f).......     2001       $ 95.64        $ 92.64              11
                                                    2002         92.64          74.93              72
                                                    2003         74.93          98.30             174
                                                    2004         98.30         107.47             302
                                                    2005        107.47         112.67             284
                                                    2006        112.67         128.59             317
                                                    2007        128.59         133.79             340
                                                    2008        133.79          82.37             337

American Funds Moderate Allocation
  Division -- Class C(d).......................     2008         10.01           7.70              23

BlackRock Aggressive Growth Division...........     1999         42.82          56.51           1,751
                                                    2000         56.51          51.71           1,852
                                                    2001         51.71          39.05           1,971
                                                    2002         39.05          27.57           1,655
                                                    2003         27.57          38.45           1,590
                                                    2004         38.45          43.03           1,507
                                                    2005         43.03          47.18           1,356
                                                    2006         47.18          49.89           1,235
                                                    2007         49.89          59.58           1,096
                                                    2008         59.58          32.03           1,008

BlackRock Bond Income Division(b)..............     1999         35.51          34.37             527
                                                    2000         34.37          37.87             475
                                                    2001         37.87          40.64             562
                                                    2002         40.64          43.61             502
                                                    2003         43.61          45.72             465
                                                    2004         45.72          47.30             430
                                                    2005         47.30          47.99             428
                                                    2006         47.99          49.64             435
                                                    2007         49.64          52.26             448
                                                    2008         52.26          49.99             394






FFA-96

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

BlackRock Diversified Division.................     1999       $ 39.79        $ 42.84           1,326
                                                    2000         42.84          42.88           1,337
                                                    2001         42.88          39.79           1,462
                                                    2002         39.79          33.95           1,149
                                                    2003         33.95          40.54           1,085
                                                    2004         40.54          43.58           1,016
                                                    2005         43.58          44.49             919
                                                    2006         44.49          48.71             975
                                                    2007         48.71          51.10             899
                                                    2008         51.10          38.07             798

BlackRock Large Cap Core Division*(a)..........     2007         85.63          86.77             758
                                                    2008         86.77          54.05             654

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust)..................     1999         76.18          89.40           1,356
                                                    2000         89.40          83.10           1,342
                                                    2001         83.10          68.31           1,374
                                                    2002         68.31          49.99           1,145
                                                    2003         49.99          64.49           1,097
                                                    2004         64.49          70.82           1,011
                                                    2005         70.82          72.67             905
                                                    2006         72.67          82.15             829
                                                    2007         82.15          86.35               0

BlackRock Large Cap Value Division -- Class
  E(h).........................................     2002         10.00           7.94               2
                                                    2003          7.94          10.66              22
                                                    2004         10.66          11.96              69
                                                    2005         11.96          12.53              88
                                                    2006         12.53          14.79             262
                                                    2007         14.79          15.13             317
                                                    2008         15.13           9.73             312

BlackRock Legacy Large Cap Growth
  Division -- Class E(j).......................     2004         10.07          11.08              12
                                                    2005         11.08          11.73               9
                                                    2006         11.73          12.08              50
                                                    2007         12.08          14.19              66
                                                    2008         14.19           8.90              89






                                                                          FFA-97

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

BlackRock Strategic Value Division(e)..........     2000       $ 10.00        $ 12.26              69
                                                    2001         12.26          14.09             443
                                                    2002         14.09          10.98             769
                                                    2003         10.98          16.33             943
                                                    2004         16.33          18.66           1,133
                                                    2005         18.66          19.25             990
                                                    2006         19.25          22.26           1,299
                                                    2007         22.26          21.29           1,187
                                                    2008         21.29          12.99           1,045

Calvert Social Balanced Division...............     1999         23.40          26.01             508
                                                    2000         26.01          24.96             537
                                                    2001         24.96          23.01             622
                                                    2002         23.01          20.02             496
                                                    2003         20.02          23.66             497
                                                    2004         23.66          25.37             458
                                                    2005         25.37          26.56             306
                                                    2006         26.56          28.62             291
                                                    2007         28.62          29.13             265
                                                    2008         29.13          19.81             228

Calvert Social Mid Cap Growth Division.........     1999         26.46          28.04             287
                                                    2000         28.04          30.98             393
                                                    2001         30.98          26.95             501
                                                    2002         26.95          19.16             388
                                                    2003         19.16          24.99             403
                                                    2004         24.99          27.07             359
                                                    2005         27.07          26.92             466
                                                    2006         26.92          28.51             419
                                                    2007         28.51          31.11             395
                                                    2008         31.11          19.35             377

Clarion Global Real Estate Division (formerly
  Neuberger Berman Real Estate
  Division) -- Class E(j)......................     2004          9.99          12.88              70
                                                    2005         12.88          14.48             160
                                                    2006         14.48          19.74             464
                                                    2007         19.74          16.65             399
                                                    2008         16.65           9.61             415






FFA-98

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Davis Venture Value Division(e)................     2000       $ 30.70        $ 31.35              22
                                                    2001         31.35          27.59             100
                                                    2002         27.59          22.86             159
                                                    2003         22.86          29.64             224
                                                    2004         29.64          32.99             329
                                                    2005         32.99          36.04             326
                                                    2006         36.04          40.91             470
                                                    2007         40.91          42.38             486
                                                    2008         42.38          25.46             473

FI Large Cap Division(o).......................     2006         18.03          18.30               3
                                                    2007         18.30          18.81               5
                                                    2008         18.81          10.27              14

FI Mid Cap Opportunities Division(i)...........     1999         17.28          38.17           2,653
                                                    2000         38.17          26.00           3,856
                                                    2001         26.00          16.14           4,759
                                                    2002         16.14          11.35           4,044
                                                    2003         11.35          15.13           4,103
                                                    2004         15.13          17.57           3,924
                                                    2005         17.57          18.61           3,336
                                                    2006         18.61          20.62           3,690
                                                    2007         20.62          22.13           3,422
                                                    2008         22.13           9.80           3,029

FI Value Leaders Division -- Class E(h)........     2002         23.68          19.59               1
                                                    2003         19.59          24.59               7
                                                    2004         24.59          27.67              17
                                                    2005         27.67          30.29              41
                                                    2006         30.29          33.54              62
                                                    2007         33.54          34.57              64
                                                    2008         34.57          20.87              58






                                                                          FFA-99

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Fidelity Equity-Income Division................     1999       $ 33.66        $ 35.46           3,752
                                                    2000         35.46          38.08           3,447
                                                    2001         38.08          35.85           3,875
                                                    2002         35.85          29.49           3,261
                                                    2003         29.49          38.08           3,145
                                                    2004         38.08          42.07           2,736
                                                    2005         42.07          44.11           2,814
                                                    2006         44.11          52.52           2,516
                                                    2007         52.52          52.82           2,280
                                                    2008         52.82          30.00           1,908

Fidelity Growth Division.......................     1999         40.48          55.12               0
                                                    2000         55.12          48.60               0
                                                    2001         48.60          39.64           5,050
                                                    2002         39.64          27.45           4,184
                                                    2003         27.45          36.12           4,102
                                                    2004         36.12          36.99           3,694
                                                    2005         36.99          38.77           3,645
                                                    2006         38.77          41.03           3,115
                                                    2007         41.03          51.61           2,815
                                                    2008         51.61          27.01           2,438

Fidelity Investment Grade Bond Division........     1999         16.84          16.51             573
                                                    2000         16.51          18.19             615
                                                    2001         18.19          19.54             895
                                                    2002         19.54          21.36             911
                                                    2003         21.36          22.16             908
                                                    2004         22.16          22.93             803
                                                    2005         22.93          23.22             895
                                                    2006         23.22          24.00             809
                                                    2007         24.00          24.80             841
                                                    2008         24.80          23.77             730






FFA-100

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Fidelity Money Market Division.................     1999       $ 13.29        $ 13.85               0
                                                    2000         13.85          14.59               0
                                                    2001         14.59          15.06               0
                                                    2002         15.06          15.17             886
                                                    2003         15.17          15.17             760
                                                    2004         15.17          15.21             621
                                                    2005         15.21          15.53             399
                                                    2006         15.53          16.13             692
                                                    2007         16.13          16.81             933
                                                    2008         16.81          17.15             864

Fidelity Overseas Division.....................     1999         19.84          28.03           1,237
                                                    2000         28.03          22.46           1,427
                                                    2001         22.46          17.54           1,470
                                                    2002         17.54          13.85           1,203
                                                    2003         13.85          19.67           1,172
                                                    2004         19.67          22.14           1,164
                                                    2005         22.14          26.12           1,303
                                                    2006         26.12          30.55           1,300
                                                    2007         30.55          35.50           1,276
                                                    2008         35.50          33.46               0

Franklin Templeton Small Cap Growth
  Division(f)..................................     2001         10.00           8.82              25
                                                    2002          8.82           6.30              50
                                                    2003          6.30           9.05             108
                                                    2004          9.05           9.99             119
                                                    2005          9.99          10.36             126
                                                    2006         10.36          11.29             205
                                                    2007         11.29          11.69             186
                                                    2008         11.69           6.81             195






                                                                         FFA-101

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Harris Oakmark Focused Value Division(f).......     2001       $ 24.53        $ 27.50             112
                                                    2002         27.50          24.83             267
                                                    2003         24.83          32.63             352
                                                    2004         32.63          35.53             451
                                                    2005         35.53          38.71             559
                                                    2006         38.71          43.13             558
                                                    2007         43.13          39.80             484
                                                    2008         39.80          21.28             431

Harris Oakmark International Division -- Class
  E(h).........................................     2002         10.62           8.88               0
                                                    2003          8.88          11.90              25
                                                    2004         11.90          14.22             147
                                                    2005         14.22          16.10             296
                                                    2006         16.10          20.57             634
                                                    2007         20.57          20.18             664
                                                    2008         20.18          11.82             563

Janus Forty Division -- Class E(c).............     2007        167.63         206.42               3
                                                    2008        206.42         118.71              20

Jennison Growth Division.......................     2005          4.18           5.06             317
                                                    2006          5.06           5.15             416
                                                    2007          5.15           5.70             431
                                                    2008          5.70           3.59             460

Jennison Growth Division (formerly Met/Putnam
  Voyager Division)(e)(k)......................     2000          9.82           7.25              41
                                                    2001          7.25           4.97             179
                                                    2002          4.97           3.50             220
                                                    2003          3.50           4.36             299
                                                    2004          4.36           4.53             312
                                                    2005          4.53           4.14             280






FFA-102

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Julius Baer International Stock Division
  (formerly FI International Stock Division)...     1999       $ 16.43        $ 18.95           1,114
                                                    2000         18.95          16.88           1,096
                                                    2001         16.88          13.27           1,162
                                                    2002         13.27          10.85           1,006
                                                    2003         10.85          13.76             965
                                                    2004         13.76          16.11             904
                                                    2005         16.11          18.83           1,179
                                                    2006         18.83          21.73           1,262
                                                    2007         21.73          23.75           1,095
                                                    2008         23.75          13.14           1,021

Lazard Mid Cap Division -- Class E(h)..........     2002         11.43           9.73               2
                                                    2003          9.73          12.18              18
                                                    2004         12.18          13.81              72
                                                    2005         13.81          14.81              78
                                                    2006         14.81          16.83              98
                                                    2007         16.83          16.23             119
                                                    2008         16.23           9.93             121

Legg Mason Partners Aggressive Growth Division
  (formerly Janus Aggressive Growth
  Division)(f)(i)..............................     2001         10.03           7.79              59
                                                    2002          7.79           5.36              84
                                                    2003          5.36           6.87             157
                                                    2004          6.87           7.41             215
                                                    2005          7.41           8.36             214
                                                    2006          8.36           8.15             353
                                                    2007          8.15           8.28             331
                                                    2008          8.28           5.00             318

Legg Mason Value Equity(m).....................     2006          9.82          10.57             100
                                                    2007         10.57           9.87             108
                                                    2008          9.87           4.45             118






                                                                         FFA-103

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Legg Mason Value Equity (formerly MFS(R)
  Investors Trust Division)(f).................     2001       $  9.45        $  8.41               6
                                                    2002          8.41           6.65              16
                                                    2003          6.65           8.03              33
                                                    2004          8.03           8.85              71
                                                    2005          8.85           9.41              57
                                                    2006          9.41           9.87              59

Lehman Brothers(R) Aggregate Bond Index
  Division.....................................     1999         10.12           9.89             162
                                                    2000          9.89          10.91             271
                                                    2001         10.91          11.61             844
                                                    2002         11.61          12.68             809
                                                    2003         12.68          13.02             978
                                                    2004         13.02          13.42           1,171
                                                    2005         13.42          13.57           1,266
                                                    2006         13.57          14.00           1,651
                                                    2007         14.00          14.82           1,753
                                                    2008         14.82          15.56           1,497

Loomis Sayles Small Cap Division(e)............     2000         26.26          26.03              14
                                                    2001         26.03          23.51              47
                                                    2002         23.51          18.27              63
                                                    2003         18.27          24.70              91
                                                    2004         24.70          28.47             103
                                                    2005         28.47          30.16              94
                                                    2006         30.16          34.86             155
                                                    2007         34.86          38.64             179
                                                    2008         38.64          24.54             176

Lord Abbett Bond Debenture Division(g).........     1999          9.65          11.26             232
                                                    2000         11.26          11.05             241
                                                    2001         11.05          10.80             298
                                                    2002         10.80          10.83             254
                                                    2003         10.83          12.83             271
                                                    2004         12.83          13.78             341
                                                    2005         13.78          13.90             408
                                                    2006         13.90          15.05             562
                                                    2007         15.05          15.93             647
                                                    2008         15.93          12.88             617






FFA-104

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Met/AIM Small Cap Growth Division -- Class
  E(h).........................................     2002       $ 11.26        $  8.54               1
                                                    2003          8.54          11.76              20
                                                    2004         11.76          12.42              29
                                                    2005         12.42          13.34              29
                                                    2006         13.34          15.10              53
                                                    2007         15.10          16.63              57
                                                    2008         16.63          10.10              62

Met/Franklin Income Division(d)................     2008          9.99           8.01              10

Met/Franklin Mutual Shares Division(d).........     2008          9.99           6.62               3

Met/Franklin Templeton Founding Strategy
  Division(d)..................................     2008          9.99           7.05               3

Met/Templeton Growth Division(d)...............     2008          9.99           6.59               8

MetLife Mid Cap Stock Index Division(e)........     2000         10.00          10.63             111
                                                    2001         10.63          10.41             340
                                                    2002         10.41           8.77             522
                                                    2003          8.77          11.73             738
                                                    2004         11.73          13.48             811
                                                    2005         13.48          14.99             872
                                                    2006         14.99          16.35           1,291
                                                    2007         16.35          17.46           1,299
                                                    2008         17.46          11.04           1,269

MetLife Stock Index Division...................     1999         41.28          49.39           5,674
                                                    2000         49.39          44.36           5,783
                                                    2001         44.36          38.60           6,497
                                                    2002         38.60          29.69           5,609
                                                    2003         29.69          37.71           5,667
                                                    2004         37.71          41.29           5,517
                                                    2005         41.29          42.80           4,020
                                                    2006         42.80          48.96           4,043
                                                    2007         48.96          51.03           3,746
                                                    2008         51.03          31.80           3,367






                                                                         FFA-105

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

MFS(R) Research International Division(f)......     2001       $ 10.00        $  8.74               8
                                                    2002          8.74           7.66              31
                                                    2003          7.66          10.04              65
                                                    2004         10.04          11.90             122
                                                    2005         11.90          13.77             158
                                                    2006         13.77          17.31             383
                                                    2007         17.31          19.48             428
                                                    2008         19.48          11.14           2,486

MFS(R) Total Return Division(j)................     2004         33.30          36.38           1,276
                                                    2005         36.38          37.16           1,466
                                                    2006         37.16          41.31           1,337
                                                    2007         41.31          42.71           1,233
                                                    2008         42.71          32.94           1,056

MFS(R) Value Division (formerly Harris Oakmark
  Large Cap Value Division)....................     1999          9.71           8.96              74
                                                    2000          8.96           9.98             126
                                                    2001          9.98          11.70             661
                                                    2002         11.70           9.95             748
                                                    2003          9.95          12.37             940
                                                    2004         12.37          13.65           1,269
                                                    2005         13.65          13.33           1,123
                                                    2006         13.33          15.60           1,335
                                                    2007         15.60          14.87           1,284
                                                    2008         14.87           9.80           1,059

Morgan Stanley EAFE(R) Index Division..........     1999         10.79          13.35             141
                                                    2000         13.35          11.31             301
                                                    2001         11.31           8.77             639
                                                    2002          8.77           7.24             672
                                                    2003          7.24           9.87             882
                                                    2004          9.87          11.70             983
                                                    2005         11.70          13.13           1,045
                                                    2006         13.13          16.35           1,481
                                                    2007         16.35          17.95           1,506
                                                    2008         17.95          10.30           1,490






FFA-106

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Neuberger Berman Mid Cap Value Division........     1999       $ 10.72        $ 12.50              78
                                                    2000         12.50          15.88             329
                                                    2001         15.88          15.33             500
                                                    2002         15.33          13.73             532
                                                    2003         13.73          18.57             634
                                                    2004         18.57          22.60             878
                                                    2005         22.60          25.14             942
                                                    2006         25.14          27.76           1,116
                                                    2007         27.76          28.44           1,072
                                                    2008         28.44          14.83             963

Oppenheimer Capital Appreciation
  Division -- Class E(n).......................     2005         10.02          10.93               3
                                                    2006         10.93          11.66              31
                                                    2007         11.66          13.22              48
                                                    2008         13.22           7.08              59

Oppenheimer Global Equity Division.............     1999         12.49          15.49             602
                                                    2000         15.49          15.09             757
                                                    2001         15.09          12.55             967
                                                    2002         12.55          10.44             805
                                                    2003         10.44          13.49             849
                                                    2004         13.49          15.55             829
                                                    2005         15.55          17.91           1,404
                                                    2006         17.91          20.68           1,700
                                                    2007         20.68          21.82           1,597
                                                    2008         21.82          12.89           1,449

PIMCO Inflation Protected Bond Division(o).....     2006         11.17          11.32              11
                                                    2007         11.32          12.43              42
                                                    2008         12.43          11.49             328






                                                                         FFA-107

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

PIMCO Total Return Division(f).................     2001       $ 10.00        $ 10.56              78
                                                    2002         10.56          11.47             342
                                                    2003         11.47          11.87             667
                                                    2004         11.87          12.38             932
                                                    2005         12.38          12.56             978
                                                    2006         12.56          13.04           1,318
                                                    2007         13.04          13.93           1,307
                                                    2008         13.93          13.89           1,436

RCM Technology Division(f).....................     2001         10.00           7.45              21
                                                    2002          7.45           3.65              45
                                                    2003          3.65           5.70             330
                                                    2004          5.70           5.41             214
                                                    2005          5.41           5.97             188
                                                    2006          5.97           6.23             274
                                                    2007          6.23           8.13             474
                                                    2008          8.13           4.49             358

Russell 2000(R) Index Division.................     1999         10.53          12.80             197
                                                    2000         12.80          12.20             418
                                                    2001         12.20          12.19             700
                                                    2002         12.19           9.60             724
                                                    2003          9.60          13.90             915
                                                    2004         13.90          16.21           1,177
                                                    2005         16.21          16.78             955
                                                    2006         16.78          19.61           1,305
                                                    2007         19.61          19.13           1,234
                                                    2008         19.13          12.60           1,191

SSgA Growth ETF Division (formerly Cyclical
  Growth ETF Division)(o)......................     2006         10.74          11.50              12
                                                    2007         11.50          12.04              51
                                                    2008         12.04           8.00              64

SSgA Growth and Income ETF Division (formerly
  Cyclical Growth and Income ETF Division)(o)..     2006         10.54          11.23               3
                                                    2007         11.23          11.74              16
                                                    2008         11.74           8.72              16






FFA-108

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Division........     1999       $ 11.01        $ 13.33             115
                                                    2000         13.33          13.14             445
                                                    2001         13.14          11.72             631
                                                    2002         11.72           8.91             515
                                                    2003          8.91          11.55             637
                                                    2004         11.55          12.58             690
                                                    2005         12.58          13.28             666
                                                    2006         13.28          14.90             883
                                                    2007         14.90          16.14             844
                                                    2008         16.14           9.29             777

T. Rowe Price Mid Cap Growth Division(f).......     2001         10.00           8.44              44
                                                    2002          8.44           4.68             129
                                                    2003          4.68           6.36             267
                                                    2004          6.36           7.44             458
                                                    2005          7.44           8.47             544
                                                    2006          8.47           8.94             857
                                                    2007          8.94          10.44             939
                                                    2008         10.44           6.24             916

T. Rowe Price Small Cap Growth Division........     1999         12.08          15.31           1,055
                                                    2000         15.31          13.79           1,493
                                                    2001         13.79          12.42           1,874
                                                    2002         12.42           9.02           1,748
                                                    2003          9.02          12.59           1,849
                                                    2004         12.59          13.86           1,688
                                                    2005         13.86          15.24           1,483
                                                    2006         15.24          15.68           1,799
                                                    2007         15.68          17.07           1,624
                                                    2008         17.07          10.78           1,479






                                                                         FFA-109

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

Western Asset Management Strategic Bond
  Opportunities Division(f)....................     2001       $ 16.05        $ 16.56               4
                                                    2002         16.56          17.98              37
                                                    2003         17.98          20.06              96
                                                    2004         20.06          21.18             183
                                                    2005         21.18          21.58             178
                                                    2006         21.58          22.46             252
                                                    2007         22.46          23.14             278
                                                    2008         23.14          19.48             248

Western Asset Management U.S. Government
  Division(f)..................................     2001         14.83          15.39              58
                                                    2002         15.39          16.46             165
                                                    2003         16.46          16.58             183
                                                    2004         16.58          16.92             203
                                                    2005         16.92          17.05             196
                                                    2006         17.05          17.59             275
                                                    2007         17.59          18.18             326
                                                    2008         18.18          17.95             348

MetLife Aggressive Allocation Division(n)......     2005          9.99          11.20              11
                                                    2006         11.20          12.87             171
                                                    2007         12.87          13.20             336
                                                    2008         13.20           7.80             526

MetLife Conservative Allocation Division(n)....     2005          9.99          10.34              15
                                                    2006         10.34          10.99              75
                                                    2007         10.99          11.51             297
                                                    2008         11.51           9.79             332

MetLife Conservative to Moderate Allocation
  Division(n)..................................     2005          9.99          10.57              33
                                                    2006         10.57          11.49             223
                                                    2007         11.49          11.96             430
                                                    2008         11.96           9.31             529

MetLife Moderate Allocation Division(n)........     2005          9.99          10.79             117
                                                    2006         10.79          11.99             589
                                                    2007         11.99          12.42           1,302
                                                    2008         12.42           8.80           1,718






FFA-110

---------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                              BEGINNING                     ACCUMULATION
                                                               OF YEAR      END OF YEAR         UNITS
                                                            ACCUMULATION   ACCUMULATION      END OF YEAR
INVESTMENT DIVISION                                 YEAR     UNIT VALUE     UNIT VALUE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------

MetLife Moderate to Aggressive Allocation
  Division(n)..................................     2005       $  9.99        $ 11.02              51
                                                    2006         11.02          12.50             574
                                                    2007         12.50          12.90           1,213
                                                    2008         12.90           8.31           1,607






---------
NOTES:

a THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.

b THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.

c     INCEPTION DATE: APRIL 7, 2007.


d     INCEPTION DATE: APRIL 28, 2008.


e     INCEPTION DATE: JULY 5, 2000.

f     INCEPTION DATE: MAY 1, 2001.

g THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.

h     INCEPTION DATE: MAY 1, 2002.

i THE ASSETS OF JANUS GROWTH DIVISION WERE MERGED INTO JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

j     INCEPTION DATE: MAY 1, 2004.

k THE ASSETS IN MET/PUTNAM VOYAGER INVESTMENT DIVISION MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

l THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF JANUS MID CAP DIVISION.

m THE ASSETS OF MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS DIVISION.

n     INCEPTION DATE: MAY 1, 2005.

o     INCEPTION DATE: MAY 1, 2006.

* WE ARE WAIVING A PORTION OF THE SEP ACCT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.





                                                                         FFA-111

APPENDIX C

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.





FFA-112

APPENDIX D

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                             LEGAL NAME OF PORTFOLIO SERIES                 MARKETING NAME
-----------------                           ----------------------------------     ----------------------------------
American Funds Insurance Series(R)                       Bond Fund                      American Funds Bond Fund
American Funds Insurance Series(R)           Global Small Capitalization Fund          American Funds Global Small
                                                                                           Capitalization Fund
American Funds Insurance Series(R)                  Growth-Income Fund              American Funds Growth-Income Fund
American Funds Insurance Series(R)                      Growth Fund                    American Funds Growth Fund
Calvert Variable Series, Inc.                    Social Balanced Portfolio          Calvert Social Balanced Portfolio
Calvert Variable Series, Inc.                 Social Mid Cap Growth Portfolio         Calvert Social Mid Cap Growth
                                                                                                Portfolio
Metropolitan Series Fund, Inc.              FI Mid Cap Opportunities Portfolio     FI Mid Cap Opportunities Portfolio
                                                                                               (Fidelity)
Metropolitan Series Fund, Inc.                  FI Value Leaders Portfolio             FI Value Leaders Portfolio
                                                                                               (Fidelity)
Fidelity(R) Variable Insurance Products       Investment Grade Bond Portfolio      Fidelity VIP Investment Grade Bond
                                                                                                Portfolio
Fidelity(R) Variable Insurance Products           Equity-Income Portfolio              Fidelity VIP Equity-Income
                                                                                                Portfolio
Fidelity(R) Variable Insurance Products              Growth Portfolio                 Fidelity VIP Growth Portfolio
Fidelity(R) Variable Insurance Products           Money Market Portfolio                Fidelity VIP Money Market
                                                                                                Portfolio








                                                                         FFA-113

APPENDIX E

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                                               PAGE

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................     2

SERVICES.....................................................................     2

PRINCIPAL UNDERWRITER........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................     2

EXPERIENCE FACTOR............................................................     2

VARIABLE INCOME PAYMENTS.....................................................     2

CALCULATION THE ANNUITY UNIT VALUE...........................................     3

ADVERTISEMENT OF THE SEPARATE ACCOUNT........................................     6

VOTING RIGHTS................................................................     7

ERISA........................................................................     8

TAXES........................................................................     9

WITHDRAWALS..................................................................    13

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.................................     1

FINANCIAL STATEMENTS OF METLIFE..............................................   F-1








FFA-114

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio and Calvert Social Mid Cap Growth
    Portfolio

[ ] Fidelity(R) Variable Insurance Products Funds

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:



----------------------------------------
            (Contract Number)                 Name ---------------------------------

                                            Address --------------------------------

----------------------------------------             -------------------------------
               (Signature)                                                       zip



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                       METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                                 PREFERENCE PLUS
                                       AND
                            FINANCIAL FREEDOM ACCOUNT
                      GROUP AND INDIVIDUAL DEFERRED ANNUITY
                          AND INCOME ANNUITY CONTRACTS

                       STATEMENT OF ADDITIONAL INFORMATION
                                FORM N-4  PART B
                                   May 1, 2009

     This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus and Financial Freedom Account Deferred Annuities and Income Annuities, and should be read in conjunction with the Prospectuses. Copies of the Prospectus for the Preference Plus Account, Financial Freedom Account Deferred Annuities and Income Annuities may be obtained from Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, Rhode Island 02893.

     A Statement of Additional Information for the Metropolitan Series Fund, Inc., the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series(R) ("American Funds(R)") are attached at the end of this Statement of Additional Information. The Statements of Additional Information for Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity Variable Insurance Products Funds are distributed separately.

     Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section titled "Important Terms You Should Know" of the Prospectuses for Preference Plus Account and Financial Freedom Account Variable Annuity Contracts dated May 1, 2009.

                                 --------------

                                TABLE OF CONTENTS

                                                                                       PAGE
                                                                                       ----
Independent Registered Public Accounting Firm.......................................      2
Services............................................................................      2
Principal Underwriter...............................................................      2
Distribution and Principal Underwriting Agreement...................................      2
Experience Factor...................................................................      2
Variable Income Payments............................................................      2
Calculating the Annuity Unit Value..................................................      3
Advertisement of the Separate Account...............................................      6
Voting Rights.......................................................................      7
ERISA...............................................................................      8
Taxes...............................................................................      9
Withdrawals.........................................................................     13
Financial Statements of the Separate Account........................................      1
Financial Statements of MetLife.....................................................    F-1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements of each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


     The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


SERVICES

     MetLife has retained FASCorp. to administer some of its group Contracts in the capacity of a third party administrator. When MetLife provides administrative services to groups, such services may be provided to a group on a basis more favorable than that otherwise made available to other groups.

PRINCIPAL UNDERWRITER

     MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

     Information about the distribution of the Contracts is contained in the prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

     Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

     The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                              UNDERWRITING          AMOUNT OF
                               COMMISSIONS         UNDERWRITING
                               PAID TO THE         COMMISSIONS
                           DISTRIBUTOR BY THE    RETAINED BY THE
YEAR                             COMPANY           DISTRIBUTOR
----                       ------------------    ---------------
2008....................      $144,689,685              $0
2007....................      $161,262,394              $0
2006....................      $135,095,926              $0





EXPERIENCE FACTOR

     We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period not to exceed .000034035 (the daily equivalent of an effective annual rate of 1.25%) for certain Deferred Annuities and Income Annuities and for certain other Deferred Annuities and Income Annuities .000025905 (the daily equivalent of an effective annual rate of .95%).

VARIABLE INCOME PAYMENTS

     "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RETURN (AIR)

     The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 3% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS

     The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.


     The Income Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract (if no reallocations are made).


     The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

     Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current Fixed Income Option purchase rates, which will not be less than current rates. The purpose of this provision is to assure the annuitant that, at retirement, if the current Fixed Income Option purchase rates are significantly more favorable than the rates guaranteed by a Deferred Annuity, the annuitant will be given the benefit of the higher rates.

ANNUITY UNIT VALUE

     The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

REALLOCATIONS--DEFERRED ANNUITIES IN THE PAY-OUT PHASE

     Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

     When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

     - First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

     - Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

     - Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option for the Income Annuity on the date of your reallocation;

     - Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

     When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

     Here are examples of the effect of a reallocation on the income payment:

     - Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40.

     - Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40.

  CALCULATING THE ANNUITY UNIT VALUE

       We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.



       To calculate an Annuity Unit Value, we first adjust the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

       The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

                 ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1. Annuity Unit Value, beginning of period.................................   $       10.20

 2. "Experience factor" for period..........................................        1.023558

 3. Daily adjustment for 3% Assumed Investment Return.......................    1.0000809863

 4. (2) / (3)...............................................................        1.023475

 5. Annuity Unit Value, end of period (1) X (4).............................   $       10.44


                        ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                               THE INCOME ANNUITY)
           Annuitant age 65, Life Annuity with 120 Payments Guaranteed

 1. Number of Accumulation Units as of Annuity Date...........................        1,500.00

 2. Accumulation Unit Value...................................................      $    11.80

 3. Accumulation Value of the Deferred Annuity (1) X (2)......................      $17,700.00

 4. First monthly income payment per $1,000 of Accumulation Value.............      $     5.52

 5. First monthly income payment (3) X (4) / 1,000............................      $    97.70

 6. Assume Annuity Unit Value as of Annuity Date equal to (see Illustration of
    Calculation of Annuity Unit Value above)..................................      $    10.80

 7. Number of Annuity Units (5) / (6).........................................         9.04630

 8. Assume Annuity Unit Value for the second month equal to (10 days prior to
    payment)..................................................................      $    10.97

 9. Second monthly Annuity Payment (7) X (8)..................................      $    99.24

10. Assume Annuity Unit Value for third month equal to........................      $    10.53

11. Next monthly Annuity Payment (7) X (10)...................................      $    95.26

DETERMINING THE VARIABLE INCOME PAYMENT


     Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

ADVERTISEMENT OF THE SEPARATE ACCOUNT

     From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions, this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either yield, "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield of the money market investment divisions refers to the income generated by an investment in the investment division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52-week period, and the total income is shown as a percentage of the investment. The effective yield is similarly calculated; however, when annualized, the earned income in the investment division is assumed to be reinvested. Thus, the effective yield figure will be slightly higher than the yield figure because of the former's compounding effect. Other yield figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2 [((a-b) -- (c d)+ 1)(6) - 1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in Accumulation Unit Value and effective yield figures do not reflect the possible imposition of an early withdrawal charge for the Deferred Annuities and certain Enhanced Deferred Annuities, of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Change in Accumulation Unit Value is expressed by this formula [UV(1)/UV(0) (annualization factor)] - 1, where UV(1) represents the current unit value and UV(0) represents the prior unit value. The annualization factor can be either (1/number of years) or 365/number of days). Average annual total return calculations ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)(n)=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity.

     Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Deferred Annuities and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Deferred Annuities and Income Annuities as a result of reduced Separate Account charges. Performance may be calculated based upon historical performance of the underlying performance Portfolios of the Metropolitan Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio, the Fidelity VIP Funds, Met Investors Fund and American Funds and may assume that certain Deferred Annuities were in existence prior to their inception date.

After the inception date, actual accumulation unit or annuity unit data is used.

     Historical performance information should not be relied on as a guarantee of future performance results.

     Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500(TM) Growth Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers Intermediate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

     Performance may be shown for certain investment strategies that are made available under certain Deferred Annuities. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. The second technique is the "Equalizer(SM)." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the MetLife Stock Index Division or the BlackRock Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the MetLife Stock Index Division or BlackRock Aggressive Growth Division in order to make the account and the division equal in value. The third strategy is the "Index Selector(SM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models: The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

     An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return," "Aggressive Equalizer Return" or "Index Selector Return" for each asset allocation model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator, Equalizer and Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

     We may state performance for the investment divisions of the Income Annuities which reflect deduction of the insurance-related charge (Separate Account charge) and investment-related charge, when accompanied by the annualized change in Annuity Unit Value.

     Past performance is no guarantee of future results.

     Historical performance information should not be relied on as a guarantee of future performance results.

     An illustration should not be replied upon as a guarantee of future results.

VOTING RIGHTS

     In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities or Income Annuities described in the Prospectuses or at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

     Accordingly, you have voting interests under all the Deferred Annuities or Income Annuities described in the Prospectuses. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

     Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities and Income Annuities described in the Prospectuses) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

     Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

     You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or your Income Annuity, in your sole discretion.

     Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their respective contributions. Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you may furnish such materials to participants who may give you voting instructions.

     Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuities and Income Annuities under which the Employer retains all rights, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

     You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS

     MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Calvert Variable Series', Fidelity VIP Funds', Met Investors Fund's or American Funds'(R) boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

     In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

     If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

     Generally, the spouse must give qualified consent whenever you elect to:

          a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

          b. make certain withdrawals under plans for which a qualified consent is required;

          c. name someone other than the spouse as your beneficiary;

          d. use your accrued benefit as security for a loan exceeding $5,000.

     Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

     If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

TAXES

TRADITIONAL IRA AND ENHANCED IRA ANNUITIES.

     The tax rules outlined in this section for both Traditional IRA and Enhanced IRA Annuities are the same.


     Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code $5,000 in 2009 (and indexed for inflation thereafter)) or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed in the next paragraph. (Additionally, if you are at least 50 years old, you may make additional contributions of $1,000 per year for 2009 and thereafter, provided you have sufficient compensation.) Generally, no contributions to a Traditional IRA are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.


     If contributions are being made under a SEP or SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.


     Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2009, if you are an "active participant" in another retirement plan and if your adjusted gross income is $55,000 or less ($89,000 for married couples filing jointly, however, never fully deductible for a married person living separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is at least $65,000 ($109,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deduction will be phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $166,000 for a full deduction (with a phase-out between $166,000 and $176,000). If you file a joint return and you and your spouse are under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount for the year to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.





     Roth IRA Annuities. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code $5,000 in 2009 (indexed for inflation thereafter)) or 100% of your "compensation." (Additionally, if you are at least 50 years old; you may make additional contributions of $1,000 per year for 2009 and thereafter.) You can contribute up to the annual contribution limit to a Roth IRA if your adjusted gross income is not in excess of $105,000 ($166,000 for married couples filing jointly). The contribution limits to a Roth IRA are phased out ratably for individuals with income between $105,000 and $120,000 and for married couples filing jointly with income between $166,000 and $176,000; and for married couples filing separately between $0 and $10,000. Annual contributions to all IRAs, including Roth IRAs, may not exceed the lesser of the amount under 219(b)(1)(A) or 100% your "compensation" as defined by the Code, except for "spousal IRAs." These limits on annual contributions do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from an existing IRA to a Roth IRA. You may make contributions to a Roth IRA after age 70 1/2. Excess contributions are subject to a 6% excess contribution tax penalty, unless such contributions are withdrawn under rules specified in the Code.




     SEP Annuities. If contributions are being made under a SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. In addition, rules applicable to Traditional

IRA annuities (including purchase payments, rollovers, minimum distributions, penalty taxes and after death distributions) apply to your SEP/IRA annuity.


     - Except for permissible contributions under the Code made in accordance with the employer's SEP permissible rollovers and direct transfers, purchase payments to SEPs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year ($5,000 in 2009 (adjusted for inflation thereafter)).



     - Individuals age 50 or older can make an additional "catch-up" purchase payment of $1,000 a year for 2009 and thereafter, (assuming the individual has sufficient compensation). Purchase payments in excess of this amount may be subject to a penalty tax.


     - Purchase payments (except for permissible rollovers and direct transfers and contributions under your employer's SEP) are generally not permitted after the calendar year in which you attain age 69 1/2.

     - These age and dollar limits do not apply to tax free rollovers or transfers.


     Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2009, if you are an "active participant" in another retirement plan and if your adjusted gross income is $55,000 or less ($89,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $65,000 ($109,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $166,000 for a full deduction (with a phase-out between $166,000 and $176,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.



     Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above.


SIMPLE IRAS

     Eligibility and Contributions. To be eligible to establish a SIMPLE IRA, your employer must have no more than 100 employees and the SIMPLE IRA plan must be the only tax qualified retirement plan maintained your employer. Many of the same tax rules that apply Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers as explained below.

     If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.


                             CONTRIBUTION
                               LIMIT FOR      CATCH-UP FOR
                               TAXPAYERS     TAX PAYERS AGE
FOR TAX YEARS BEGINNING IN   UNDER AGE 50     50 AND OLDER
--------------------------   ------------    --------------
2009 and thereafter.......      $11,500          $2,500
                                -------          ------




     Note: the Contribution limits above will be adjusted for inflation in years after 2007.

     These contributions, not including the age 50+ catch up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under Section 402(g) of the Code as shown below:


FOR TAXABLE YEARS                          APPLICABLE
BEGINNING IN CALENDAR YEAR                DOLLAR LIMIT
--------------------------                ------------
2009 and thereafter...................       $16,500
                                             -------




     You may also make rollovers and direct transfers into your SIMPLE IRA Annuity Contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

     You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.



403(B)/TSA ANNUITIES

     General. These annuities fall under section 403(b) of the Code which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

     Except for instances of a TSA Annuity under which the employer retains all rights on behalf of participants, your employer generally buys the TSA Annuity for you. The Code limits the amount of purchase payments that can be made. In general, contributions to Section 403(b) arrangements are subject to limitations under Section 415(c) of the Code

(the lesser of 100% of includable compensation or the applicable limit for the year). Purchase payments over this amount may be subject to adverse tax consequences and special rules apply to the withdrawal of excess contributions.

     These contributions (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under Section 402 (g) of the Code as shown below:


FOR TAXABLE YEARS                          APPLICABLE
BEGINNING IN CALENDAR YEAR                DOLLAR LIMIT
--------------------------                ------------
2009 and thereafter...................       $16,500
                                             -------





     The Applicable Dollar Limit under Section 402(g) is increased for eligible participants in the amount of the permissible age 50 and above catch up contributions for the year, which cannot exceed $5,500 for 2009 and thereafter (indexed for inflation), regardless of the number of plans in which the employee participates.



DEVELOPMENTS AFFECTING NON-QUALIFIED DEFERRED COMPENSATION ARRANGEMENTS



     Section 409A of the Code, recently added by the American Jobs Creation Act of 2004 ("AJCA"), imposes requirements and restrictions on deferred compensation arrangements including Section 457(f) plans, Section 451 deferred fee and deferred compensation arrangements, severance arrangements and Section 415(m) excess compensation arrangements. These include new rules affecting: (a) the time and manner under which deferral elections must be made; (b) permitted distributions; (c) the time and manner under which initial distribution elections may be made; and (d) changes in the time and form of distributions.



     Complex income tax regulations implementing and interpreting these rules have been promulgated. These rules provide significant restrictions with respect to deferral of amounts contributed to affected plans on behalf of participants. Absent changes in underlying plan documents and procedures, certain amounts contributed on behalf of participants will be subject to current income tax. In certain cases there are transitional rules for correcting failures to satisfy the new rules


     Failure to satisfy these rules will generally result in the taxation of vested amounts, a 20% tax penalty and interest from the date in which such amounts first became vested. Your controlling plan documents may have recently been amended: (i) to permit the pre-AJCA tax rules to continue to apply with respect to "grandfathered" amounts that were earned and vested as of December 31, 2004; and (ii) to render the arrangement compliant with AJCA with respect to non-"grandfathered" amounts that are subject to AJCA's new requirements and restrictions. All parties to your plan should determine whether such changes were made, carefully review the changes made by any such amendments and should consult with their independent tax counsel and/or advisors concerning the effect of AJCA on their participation in these arrangements.

     Additionally, in 2003, final regulations were issued with respect to
Section 457(f) arrangements apparently requiring among other things that earnings attributable to deferrals be included in the participant's income at the time the deferrals themselves are no longer subject to a substantial risk of forfeiture. This appears to have represented a change in the position of the IRS. Parties to Section 457(f) arrangements should consult with their own tax counsel to determine the effect on their plans and the need for plan amendment, if any.

     Any specific reference to advice or opinions of counsel with respect to these arrangements refers to advice or opinions obtained by MetLife from its special outside tax counsel that have not been updated to take into account all these developments. Additionally, even if such opinions were to be updated to take into account current law, regulations and interpretations, the opinions and advice could not be relied on by plan sponsors, participants or other parties to the arrangements.

     Non-Qualified Annuity for Section 457(f) Deferred Compensation
Plans. These are deferred compensation agreements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by State or local governments or non-church tax-exempt organizations. In this arrangement, the tax-exempt entity (e.g., a hospital) deposits your deferred compensation amounts and earnings credited to these amounts into a trust which at all times is subject to the claims of the entity's bankruptcy and insolvency creditors. The trust then owns a Non-Qualified Annuity which may be subject to the Non-Qualified Annuity rules described below. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own independent tax advisor with respect to the tax rules governing the Annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

     Any amount made available under the plan to you or your beneficiary is generally taxed according to the annuity rules under Section 72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Generally, distributions made before you are age 59 1/2 may be subject to a 10% tax penalty and it is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the IRS and courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own independent tax advisor to clarify this issue.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a Section 457(f) deferred compensation plan should consult with their own independent tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for Section 457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major federal tax issues under Section 457, including the effect of regulations issued in mid-2003, which addressed how earnings on deferred compensation would be taxed. This advice from such counsel was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Deferred Annuity. Please consult your independent tax adviser with respect to these issues.

     Non-Qualified Annuity for Section 451 Deferred Fee Arrangements.  Under a
Section 451 deferred fee arrangement, a third party which is a tax-exempt entity (e.g., a hospital) enters into a deferred fee arrangement with a taxable entity, the employer, that provides services to the tax-exempt third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and, when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of
Section 451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant-employees of its deferred compensation plan, subject to such sums being, reasonable compensation and not disguised dividends.

     A trust established by the tax-exempt entity will own a Non-Qualified Annuity which may be subject to taxation rules as described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own independent tax advisor for information on the tax treatment of these payments made under the plan.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a section Section 451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for section 451 Deferred Fee Arrangements MetLife consulted special tax counsel regarding the major federal tax issues under Section 451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.

     Non-Qualified Annuity for Section 451 Deferred Compensation Plans.  Under a
Section 451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income such amount is to be properly accounted for in a different period. Participants should consult their own independent tax advisors for information on the tax treatment of these payments.

     A Section 451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct as compensation the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to Section 451 rather than Section 457 should apply to their deferred compensation plans. Tax-exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

     A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified Deferred Annuity which may be subject to taxation rules as described later under "Non-Qualified Annuities." Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the Deferred Annuity.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a Section 451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for Section 451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major federal tax issues under Section 451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity. Please consult your independent tax adviser with respect to these issues.

Non-Qualified Annuity for Section 457(e) (11) Severance and Death Benefit
Plans. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and in solvency creditors. As the owner of a Non-Qualified Annuity, the trust may be subject to the rules described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Deferred Annuity.

     The federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in Section 457(e) (11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan, Section 451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, your deferral amounts will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the IRS.

     Special Tax, Considerations for Non-Qualified Annuity for section 457 (e)
(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under Section 457 (e) (11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, beer construed under other Code sections and under Department of Labor regulations issued under ERISA. In connect on with the sale of the Non-Qualified Annuity for Section 457(e)(ll) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major federal tax issues under
Section 457. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. The advice received from such counsel has lot been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity. You should consult with your own independent tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.




WITHDRAWALS



     We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but we may delay payment as permitted by law, under certain circumstances. (See "Valuation--Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Interest Account for the period permitted by law, but for not more than six months.

ANNUAL REPORT
DECEMBER 31, 2008

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF
METROPOLITAN LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

MSF BlackRock Diversified Investment Division
MSF BlackRock Aggressive Growth Investment
Division
MSF MetLife Stock Index Investment Division
MSF Julius Baer International Stock Investment
Division
MSF FI Mid Cap Opportunities Investment Division
MSF T. Rowe Price Small Cap Growth Investment
Division
MSF Oppenheimer Global Equity Investment Division
MSF MFS Value Investment Division
MSF Neuberger Berman Mid Cap Value Investment
Division
MSF T. Rowe Price Large Cap Growth Investment
Division
MSF Lehman Brothers Aggregate Bond Index
Investment Division
MSF Morgan Stanley EAFE Index Investment Division
MSF Russell 2000 Index Investment Division
MSF Jennison Growth Investment Division
MSF BlackRock Strategic Value Investment Division
MSF MetLife Mid Cap Stock Index Investment
Division
MSF Franklin Templeton Small Cap Growth
Investment Division
MSF BlackRock Large Cap Value Investment Division
MSF BlackRock Bond Income Investment Division
MSF BlackRock Money Market Investment Division
MSF Davis Venture Value Investment Division
MSF Loomis Sayles Small Cap Investment Division
MSF Harris Oakmark Focused Value Investment
Division
MSF Western Asset Management Strategic Bond
Opportunities Investment Division
MSF Western Asset Management U.S. Government
Investment Division
MSF FI Value Leaders Investment Division
MSF MFS Total Return Investment Division
MSF BlackRock Legacy Large Cap Growth Investment
Division
MSF MetLife Conservative Allocation Investment
Division
MSF MetLife Conservative to Moderate Allocation
Investment Division
MSF MetLife Moderate Allocation Investment
Division
MSF MetLife Moderate to Aggressive Allocation
Investment Division
MSF MetLife Aggressive Allocation Investment
Division
MSF FI Large Cap Investment Division
Fidelity VIP Money Market Investment Division
Fidelity VIP Equity-Income Investment Division

Fidelity VIP Growth Investment Division
Fidelity VIP Investment Grade Bond Investment
Division
Calvert Social Balanced Investment Division
Calvert Social Mid Cap Growth Investment Division
MIST Lord Abbett Bond Debenture Investment
Division
MIST MFS Research International Investment
Division
MIST T. Rowe Price Mid Cap Growth Investment
Division
MIST PIMCO Total Return Investment Division
MIST RCM Technology Investment Division
MIST Lazard Mid Cap Investment Division
MIST Met/AIM Small Cap Growth Investment
Division
MIST Harris Oakmark International Investment
Division
MIST Oppenheimer Capital Appreciation Investment
Division
MIST Legg Mason Partners Aggressive Growth
Investment Division
MIST Third Avenue Small Cap Value Investment
Division
MIST Clarion Global Real Estate Investment Division
MIST Legg Mason Value Equity Investment Division
MIST SSgA Growth ETF Investment Division
MIST SSgA Growth and Income ETF Investment
Division
MIST PIMCO Inflation Protected Bond Investment
Division
MIST Janus Forty Investment Division
MIST BlackRock Large Cap Core Investment Division
Variable B Investment Division
Variable C Investment Division
MIST American Funds Balanced Allocation
Investment Division
MIST American Funds Growth Allocation Investment
Division
MIST American Funds Moderate Allocation
Investment Division
MIST Met/Templeton Growth Investment Division
MIST Met/Franklin Income Investment Division
MIST Met/Franklin Mutual Shares Investment
Division
MIST Met/Franklin Templeton Founding Strategy
Investment Division
American Funds Growth Investment Division
American Funds Growth-Income Investment Division
American Funds Global Small Capitalization
Investment Division
American Funds Bond Investment Division

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                            MSF BLACKROCK       MSF BLACKROCK   MSF METLIFE STOCK     MSF JULIUS BAER
                                              DIVERSIFIED   AGGRESSIVE GROWTH               INDEX INTERNATIONAL STOCK
                                      INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                      ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                 $ 719,505,429       $ 344,652,538     $ 1,968,763,192       $ 168,220,428
  Other receivables                                    --                  --                  --                  --
  Due from Metropolitan
     Life Insurance Company                            --                 219                  --                  --
                                      ------------------- ------------------- ------------------- -------------------
       Total Assets                           719,505,429         344,652,757       1,968,763,192         168,220,428
                                      ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                       --                 287                  --                  --
  Due to Metropolitan
     Life Insurance Company                         1,088               1,599               1,502               1,512
                                      ------------------- ------------------- ------------------- -------------------
       Total Liabilities                            1,088               1,886               1,502               1,512
                                      ------------------- ------------------- ------------------- -------------------
NET ASSETS                                  $ 719,504,341       $ 344,650,871     $ 1,968,761,690       $ 168,218,916
                                      =================== =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 713,987,022       $ 344,361,801     $ 1,954,212,854       $ 167,959,495
  Net assets from contracts in payout           5,517,319             289,070          14,548,836             259,421
                                      ------------------- ------------------- ------------------- -------------------
       Total Net Assets                     $ 719,504,341       $ 344,650,871     $ 1,968,761,690       $ 168,218,916
                                      =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                                                      MSF NEUBERGER
     MSF FI MID CAP   MSF T. ROWE PRICE     MSF OPPENHEIMER                          BERMAN MID CAP   MSF T. ROWE PRICE
      OPPORTUNITIES    SMALL CAP GROWTH       GLOBAL EQUITY       MSF MFS VALUE               VALUE    LARGE CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 254,905,268       $ 136,697,805       $ 137,023,864       $ 215,869,154       $ 280,524,425       $ 131,352,473
                 --                 287                  --                  --                  --                  --
                 --                  --                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        254,905,268         136,698,092         137,023,864         215,869,154         280,524,425         131,352,473
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
              1,822               1,902               1,560               1,696               1,422               1,606
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              1,822               1,902               1,560               1,696               1,422               1,606
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 254,903,446       $ 136,696,190       $ 137,022,304       $ 215,867,458       $ 280,523,003       $ 131,350,867
=================== =================== =================== =================== =================== ===================
      $ 254,467,741       $ 136,501,041       $ 136,937,895       $ 213,342,591       $ 280,334,846       $ 128,149,305
            435,705             195,149              84,409           2,524,867             188,157           3,201,562
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 254,903,446       $ 136,696,190       $ 137,022,304       $ 215,867,458       $ 280,523,003       $ 131,350,867
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                               MSF LEHMAN
                                       BROTHERS AGGREGATE  MSF MORGAN STANLEY    MSF RUSSELL 2000        MSF JENNISON
                                               BOND INDEX          EAFE INDEX               INDEX              GROWTH
                                      INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                      ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                 $ 759,755,215       $ 308,390,976       $ 182,882,674        $ 23,642,653
  Other receivables                                    --                  --                  --                  --
  Due from Metropolitan
     Life Insurance Company                            --                  --                  --                  --
                                      ------------------- ------------------- ------------------- -------------------
       Total Assets                           759,755,215         308,390,976         182,882,674          23,642,653
                                      ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                       --                  --                  --                  --
  Due to Metropolitan
     Life Insurance Company                         1,354               2,155               2,072               1,379
                                      ------------------- ------------------- ------------------- -------------------
       Total Liabilities                            1,354               2,155               2,072               1,379
                                      ------------------- ------------------- ------------------- -------------------
NET ASSETS                                  $ 759,753,861       $ 308,388,821       $ 182,880,602        $ 23,641,274
                                      =================== =================== =================== ===================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units        $ 757,702,477       $ 308,150,781       $ 182,715,962        $ 23,633,034
  Net assets from contracts in payout           2,051,384             238,040             164,640               8,240
                                      ------------------- ------------------- ------------------- -------------------
       Total Net Assets                     $ 759,753,861       $ 308,388,821       $ 182,880,602        $ 23,641,274
                                      =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                               MSF FRANKLIN
      MSF BLACKROCK         MSF METLIFE TEMPLETON SMALL CAP       MSF BLACKROCK       MSF BLACKROCK       MSF BLACKROCK
    STRATEGIC VALUE MID CAP STOCK INDEX              GROWTH     LARGE CAP VALUE         BOND INCOME        MONEY MARKET
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 254,884,699       $ 231,340,931        $ 27,325,305       $ 139,486,479       $ 398,661,239        $ 66,589,774
                 --                  --                  --                  --                  --                  --
                 --                  --                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        254,884,699         231,340,931          27,325,305         139,486,479         398,661,239          66,589,774
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
              2,031               1,683               2,170               1,936               1,457               1,145
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              2,031               1,683               2,170               1,936               1,457               1,145
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 254,882,668       $ 231,339,248        $ 27,323,135       $ 139,484,543       $ 398,659,782        $ 66,588,629
=================== =================== =================== =================== =================== ===================
      $ 254,818,572       $ 231,139,386        $ 27,279,163       $ 139,447,626       $ 397,682,471        $ 66,588,629
             64,096             199,862              43,972              36,917             977,311                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 254,882,668       $ 231,339,248        $ 27,323,135       $ 139,484,543       $ 398,659,782        $ 66,588,629
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                                    MSF WESTERN ASSET
                                                                                       MSF HARRIS          MANAGEMENT
                                        MSF DAVIS VENTURE   MSF LOOMIS SAYLES     OAKMARK FOCUSED      STRATEGIC BOND
                                                    VALUE           SMALL CAP               VALUE       OPPORTUNITIES
                                      INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                      ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                 $ 337,855,946        $ 87,082,317       $ 153,232,980       $ 198,914,713
  Other receivables                                    --                  --                  --                  --
  Due from Metropolitan
     Life Insurance Company                            --                  --                  --                  --
                                      ------------------- ------------------- ------------------- -------------------
       Total Assets                           337,855,946          87,082,317         153,232,980         198,914,713
                                      ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                       --                  --                  --                  --
  Due to Metropolitan
     Life Insurance Company                         1,785               1,952               1,791               1,864
                                      ------------------- ------------------- ------------------- -------------------
       Total Liabilities                            1,785               1,952               1,791               1,864
                                      ------------------- ------------------- ------------------- -------------------
NET ASSETS                                  $ 337,854,161        $ 87,080,365       $ 153,231,189       $ 198,912,849
                                      =================== =================== =================== ===================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units        $ 337,446,404        $ 86,915,470       $ 153,185,271       $ 198,807,784
  Net assets from contracts in payout             407,757             164,895              45,918             105,065
                                      ------------------- ------------------- ------------------- -------------------
       Total Net Assets                     $ 337,854,161        $ 87,080,365       $ 153,231,189       $ 198,912,849
                                      =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

  MSF WESTERN ASSET                                               MSF BLACKROCK         MSF METLIFE         MSF METLIFE
         MANAGEMENT        MSF FI VALUE       MSF MFS TOTAL    LEGACY LARGE CAP        CONSERVATIVE     CONSERVATIVE TO
    U.S. GOVERNMENT             LEADERS              RETURN              GROWTH          ALLOCATION MODERATE ALLOCATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 189,118,116        $ 52,448,466        $ 92,085,896        $ 52,573,233       $ 165,880,716       $ 506,345,374
                 --                  --                  --                  --                  --                  --
                 --                 156                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        189,118,116          52,448,622          92,085,896          52,573,233         165,880,716         506,345,374
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
              1,770               1,736               1,022               1,245               1,062               1,028
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              1,770               1,736               1,022               1,245               1,062               1,028
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 189,116,346        $ 52,446,886        $ 92,084,874        $ 52,571,988       $ 165,879,654       $ 506,344,346
=================== =================== =================== =================== =================== ===================
      $ 188,999,088        $ 52,423,622        $ 91,994,567        $ 52,545,219       $ 165,879,619       $ 506,013,089
            117,258              23,264              90,307              26,769                  35             331,257
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 189,116,346        $ 52,446,886        $ 92,084,874        $ 52,571,988       $ 165,879,654       $ 506,344,346
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                    MSF METLIFE
                                              MSF METLIFE           MODERATE TO           MSF METLIFE
                                      MODERATE ALLOCATION AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION    MSF FI LARGE CAP
                                      INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION
                                      ------------------- --------------------- --------------------- -------------------
ASSETS:
  Investments at fair value               $ 1,210,837,752         $ 974,542,332          $ 54,042,897         $ 5,660,708
  Other receivables                                    --                    --                    --                  --
  Due from Metropolitan
     Life Insurance Company                            --                    --                    --                  --
                                      ------------------- --------------------- --------------------- -------------------
       Total Assets                         1,210,837,752           974,542,332            54,042,897           5,660,708
                                      ------------------- --------------------- --------------------- -------------------
LIABILITIES:
  Other payables                                       --                    --                    --                  --
  Due to Metropolitan
     Life Insurance Company                           907                   919                 1,131                 809
                                      ------------------- --------------------- --------------------- -------------------
       Total Liabilities                              907                   919                 1,131                 809
                                      ------------------- --------------------- --------------------- -------------------
NET ASSETS                                $ 1,210,836,845         $ 974,541,413          $ 54,041,766         $ 5,659,899
                                      =================== ===================== ===================== ===================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units      $ 1,210,212,099         $ 971,933,929          $ 52,809,047         $ 5,659,899
  Net assets from contracts in payout             624,746             2,607,484             1,232,719                  --
                                      ------------------- --------------------- --------------------- -------------------
       Total Net Assets                   $ 1,210,836,845         $ 974,541,413          $ 54,041,766         $ 5,659,899
                                      =================== ===================== ===================== ===================

The accompanying notes are an integral part of these financial statements.

                                                                   FIDELITY VIP
 FIDELITY VIP MONEY        FIDELITY VIP                        INVESTMENT GRADE      CALVERT SOCIAL      CALVERT SOCIAL
             MARKET       EQUITY-INCOME FIDELITY VIP GROWTH                BOND            BALANCED      MID CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 14,823,293        $ 57,286,750        $ 65,868,929        $ 17,363,023        $ 39,626,374         $ 7,315,075
                 --                  --                  --                  --                  --                  --
                 --                   3                   7                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
         14,823,293          57,286,753          65,868,936          17,363,023          39,626,374           7,315,075
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
                 13                  --                  --                   1                 624                  66
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 13                  --                  --                   1                 624                  66
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 14,823,280        $ 57,286,753        $ 65,868,936        $ 17,363,022        $ 39,625,750         $ 7,315,009
=================== =================== =================== =================== =================== ===================
       $ 14,823,280        $ 57,286,753        $ 65,868,936        $ 17,363,022        $ 39,625,750         $ 7,315,009
                 --                  --                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 14,823,280        $ 57,286,753        $ 65,868,936        $ 17,363,022        $ 39,625,750         $ 7,315,009
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                         MIST LORD ABBETT   MIST MFS RESEARCH  MIST T. ROWE PRICE    MIST PIMCO TOTAL
                                           BOND DEBENTURE       INTERNATIONAL      MID CAP GROWTH              RETURN
                                      INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                      ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                 $ 173,953,713       $ 169,988,355       $ 116,816,618       $ 481,435,223
  Other receivables                                    --                  --                  --                  --
  Due from Metropolitan
     Life Insurance Company                            --                  --                  --                  --
                                      ------------------- ------------------- ------------------- -------------------
       Total Assets                           173,953,713         169,988,355         116,816,618         481,435,223
                                      ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                       --                  --                  --                  --
  Due to Metropolitan
     Life Insurance Company                         1,775               1,690               1,753               1,492
                                      ------------------- ------------------- ------------------- -------------------
       Total Liabilities                            1,775               1,690               1,753               1,492
                                      ------------------- ------------------- ------------------- -------------------
NET ASSETS                                  $ 173,951,938       $ 169,986,665       $ 116,814,865       $ 481,433,731
                                      =================== =================== =================== ===================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units        $ 173,796,839       $ 169,933,571       $ 116,761,148       $ 481,159,353
  Net assets from contracts in payout             155,099              53,094              53,717             274,378
                                      ------------------- ------------------- ------------------- -------------------
       Total Net Assets                     $ 173,951,938       $ 169,986,665       $ 116,814,865       $ 481,433,731
                                      =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                                    MIST HARRIS                          MIST LEGG MASON
           MIST RCM         MIST LAZARD        MIST MET/AIM             OAKMARK     MIST OPPENHEIMER PARTNERS AGGRESSIVE
         TECHNOLOGY             MID CAP    SMALL CAP GROWTH       INTERNATIONAL CAPITAL APPRECIATION              GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
       $ 52,973,484        $ 36,152,911        $ 19,718,856       $ 167,005,190         $ 19,599,325        $ 15,531,861
                 --                  --                  --                  --                   --                  --
                 --                  --                  --                  --                   --                  --
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
         52,973,484          36,152,911          19,718,856         167,005,190           19,599,325          15,531,861
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
                 --                  --                  --                  --                   --                  --
              1,888               1,856               2,092               1,686                1,428               1,469
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
              1,888               1,856               2,092               1,686                1,428               1,469
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
       $ 52,971,596        $ 36,151,055        $ 19,716,764       $ 167,003,504         $ 19,597,897        $ 15,530,392
=================== =================== =================== =================== ==================== ===================
       $ 52,965,789        $ 36,121,798        $ 19,716,343       $ 166,948,830         $ 19,596,084        $ 15,528,150
              5,807              29,257                 421              54,674                1,813               2,242
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
       $ 52,971,596        $ 36,151,055        $ 19,716,764       $ 167,003,504         $ 19,597,897        $ 15,530,392
=================== =================== =================== =================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                        MIST THIRD AVENUE MIST CLARION GLOBAL     MIST LEGG MASON    MIST SSGA GROWTH
                                          SMALL CAP VALUE         REAL ESTATE        VALUE EQUITY                 ETF
                                      INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                      ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                   $ 5,140,822       $ 153,314,432        $ 14,232,931         $ 6,835,860
  Other receivables                                    --                  --                  --                  --
  Due from Metropolitan
     Life Insurance Company                            --                  --                  --                  --
                                      ------------------- ------------------- ------------------- -------------------
       Total Assets                             5,140,822         153,314,432          14,232,931           6,835,860
                                      ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                       --                  --                  --                  --
  Due to Metropolitan
     Life Insurance Company                           377               1,413               1,558               1,278
                                      ------------------- ------------------- ------------------- -------------------
       Total Liabilities                              377               1,413               1,558               1,278
                                      ------------------- ------------------- ------------------- -------------------
NET ASSETS                                    $ 5,140,445       $ 153,313,019        $ 14,231,373         $ 6,834,582
                                      =================== =================== =================== ===================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units          $ 5,140,445       $ 153,231,167        $ 14,228,972         $ 6,834,582
  Net assets from contracts in payout                  --              81,852               2,401                  --
                                      ------------------- ------------------- ------------------- -------------------
       Total Net Assets                       $ 5,140,445       $ 153,313,019        $ 14,231,373         $ 6,834,582
                                      =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                             MIST PIMCO
   MIST SSGA GROWTH INFLATION PROTECTED                          MIST BLACKROCK
     AND INCOME ETF                BOND    MIST JANUS FORTY      LARGE CAP CORE          VARIABLE B          VARIABLE C
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 8,768,518       $ 184,376,932       $ 139,406,933       $ 589,512,738        $ 14,787,959         $ 1,191,323
                 --                  --                  --                  --                  --                  --
                 --                  --                  --                  --                  --                  18
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          8,768,518         184,376,932         139,406,933         589,512,738          14,787,959           1,191,341
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
              1,067               1,197               1,238               1,969                  33                   1
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              1,067               1,197               1,238               1,969                  33                   1
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 8,767,451       $ 184,375,735       $ 139,405,695       $ 589,510,769        $ 14,787,926         $ 1,191,340
=================== =================== =================== =================== =================== ===================
        $ 8,767,451       $ 184,284,351       $ 139,397,786       $ 585,878,899        $ 14,419,000         $ 1,191,340
                 --              91,384               7,909           3,631,870             368,926                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 8,767,451       $ 184,375,735       $ 139,405,695       $ 589,510,769        $ 14,787,926         $ 1,191,340
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                            MIST AMERICAN       MIST AMERICAN       MIST AMERICAN
                                           FUNDS BALANCED        FUNDS GROWTH      FUNDS MODERATE  MIST MET/TEMPLETON
                                               ALLOCATION          ALLOCATION          ALLOCATION              GROWTH
                                      INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                      ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                  $ 63,742,012        $ 99,007,477       $ 116,912,607         $ 2,168,441
  Other receivables                                    --                  --                  --                  --
  Due from Metropolitan
     Life Insurance Company                            --                  --                  --                  --
                                      ------------------- ------------------- ------------------- -------------------
       Total Assets                            63,742,012          99,007,477         116,912,607           2,168,441
                                      ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                                       --                  --                  --                  --
  Due to Metropolitan
     Life Insurance Company                           926                 778                 756                 584
                                      ------------------- ------------------- ------------------- -------------------
       Total Liabilities                              926                 778                 756                 584
                                      ------------------- ------------------- ------------------- -------------------
NET ASSETS                                   $ 63,741,086        $ 99,006,699       $ 116,911,851         $ 2,167,857
                                      =================== =================== =================== ===================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units         $ 63,732,012        $ 98,998,409       $ 116,911,851         $ 2,167,857
  Net assets from contracts in payout               9,074               8,290                  --                  --
                                      ------------------- ------------------- ------------------- -------------------
       Total Net Assets                      $ 63,741,086        $ 99,006,699       $ 116,911,851         $ 2,167,857
                                      =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                          MIST MET/FRANKLIN                                              AMERICAN FUNDS
  MIST MET/FRANKLIN   MIST MET/FRANKLIN  TEMPLETON FOUNDING      AMERICAN FUNDS      AMERICAN FUNDS        GLOBAL SMALL
             INCOME       MUTUAL SHARES            STRATEGY              GROWTH       GROWTH-INCOME      CAPITALIZATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 8,487,795         $ 4,603,107        $ 19,767,715       $ 745,810,114       $ 506,871,758       $ 312,336,430
                 --                  --                  --                  --                  --                  --
                 --                  --                  --                   6                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          8,487,795           4,603,107          19,767,715         745,810,120         506,871,758         312,336,430
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
                803                 687                 767               1,492               1,769               2,064
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                803                 687                 767               1,492               1,769               2,064
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 8,486,992         $ 4,602,420        $ 19,766,948       $ 745,808,628       $ 506,869,989       $ 312,334,366
=================== =================== =================== =================== =================== ===================
        $ 8,486,992         $ 4,602,420        $ 19,766,948       $ 745,503,582       $ 506,667,199       $ 312,223,823
                 --                  --                  --             305,046             202,790             110,543
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 8,486,992         $ 4,602,420        $ 19,766,948       $ 745,808,628       $ 506,869,989       $ 312,334,366
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                                    AMERICAN FUNDS
                                                              BOND
                                               INVESTMENT DIVISION
                                               -------------------
ASSETS:
  Investments at fair value                          $ 126,246,128
  Other receivables                                             --
  Due from Metropolitan Life Insurance Company                  --
                                               -------------------
       Total Assets                                    126,246,128
                                               -------------------
LIABILITIES:
  Other payables                                                --
  Due to Metropolitan Life Insurance Company                 1,591
                                               -------------------
       Total Liabilities                                     1,591
                                               -------------------
NET ASSETS                                           $ 126,244,537
                                               ===================
CONTRACT OWNER'S EQUITY
  Net assets from accumulation units                 $ 125,965,099
  Net assets from contracts in payout                      279,438
                                               -------------------
       Total Net Assets                              $ 126,244,537
                                               ===================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                               MSF BLACKROCK          MSF BLACKROCK      MSF METLIFE STOCK        MSF JULIUS BAER
                                                 DIVERSIFIED      AGGRESSIVE GROWTH                  INDEX    INTERNATIONAL STOCK
                                         INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                         ---------------------- ---------------------- ---------------------- --------------------
INVESTMENT INCOME:
      Dividends                                 $ 27,018,369                   $ --           $ 51,500,668            $ 7,448,696
                                         ---------------------- ---------------------- ---------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                    9,990,738              5,679,708             28,209,867              2,530,568
      Administrative charges                       1,934,314              1,124,822              5,686,906                525,038
                                         ---------------------- ---------------------- ---------------------- --------------------
        Total expenses                            11,925,052              6,804,530             33,896,773              3,055,606
                                         ---------------------- ---------------------- ---------------------- --------------------
           Net investment income (loss) .         15,093,317             (6,804,530)            17,603,895              4,393,090
                                         ---------------------- ---------------------- ---------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 10,620,443                     --            115,182,656             29,538,566
      Realized gains (losses) on sale of
        investments                              (16,558,882)             5,954,871            (10,758,603)              (886,827)
                                         ---------------------- ---------------------- ---------------------- --------------------
           Net realized gains (losses)            (5,938,439)             5,954,871            104,424,053             28,651,739
                                         ---------------------- ---------------------- ---------------------- --------------------
      Change in unrealized gains (losses)
        on investments                          (287,815,793)          (306,582,797)        (1,329,511,835)          (171,494,955)
                                         ---------------------- ---------------------- ---------------------- --------------------
      Net realized and unrealized gains
        (losses) on investments                 (293,754,232)          (300,627,926)        (1,225,087,782)          (142,843,216)
                                         ---------------------- ---------------------- ---------------------- --------------------
      Net increase (decrease) in net
        assets resulting from operations      $ (278,660,915)        $ (307,432,456)      $ (1,207,483,887)        $ (138,450,126)
                                         ====================== ====================== ====================== ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                                                                               MSF NEUBERGER
     MSF FI MID CAP     MSF T. ROWE PRICE       MSF OPPENHEIMER                               BERMAN MID CAP     MSF T. ROWE PRICE
      OPPORTUNITIES      SMALL CAP GROWTH         GLOBAL EQUITY         MSF MFS VALUE                  VALUE      LARGE CAP GROWTH
INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
--------------------- --------------------- --------------------- --------------------- ---------------------- -------------------
        $ 1,790,311                  $ --           $ 4,214,154           $ 5,386,703           $ 3,155,724             $915,588
--------------------- --------------------- --------------------- --------------------- ---------------------- -------------------
          4,693,738             1,950,592             2,061,385             3,135,585             4,767,535             2,080,861
            945,685               397,878               426,165               655,703             1,009,668               423,344
--------------------- --------------------- --------------------- --------------------- ---------------------- -------------------
          5,639,423             2,348,470             2,487,550             3,791,288             5,777,203             2,504,205
--------------------- --------------------- --------------------- --------------------- ---------------------- -------------------
         (3,849,112)           (2,348,470)            1,726,604             1,595,415            (2,621,479)           (1,588,617)
--------------------- --------------------- --------------------- --------------------- ---------------------- -------------------
                 --            37,901,589             7,583,669            66,077,544             5,561,514            11,191,091
        (11,078,849)            1,687,795               207,176           (52,583,794)           (8,728,012)            1,095,906
--------------------- --------------------- --------------------- --------------------- ---------------------- -------------------
        (11,078,849)           39,589,384             7,790,845            13,493,750            (3,166,498)           12,286,997
--------------------- --------------------- --------------------- --------------------- ---------------------- -------------------
       (311,831,109)         (119,226,170)         (110,012,034)         (136,212,289)         (253,817,998)         (111,120,466)
--------------------- --------------------- --------------------- --------------------- ---------------------- -------------------
       (322,909,958)          (79,636,786)         (102,221,189)         (122,718,539)         (256,984,496)          (98,833,469)
--------------------- --------------------- --------------------- --------------------- ---------------------- -------------------
     $ (326,759,070)        $ (81,985,256)       $ (100,494,585)       $ (121,123,124)       $ (259,605,975)       $ (100,422,086)
===================== ===================== ===================== ===================== ====================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                     MSF LEHMAN
                                             BROTHERS AGGREGATE  MSF MORGAN STANLEY       MSF RUSSELL 2000           MSF JENNISON
                                                     BOND INDEX          EAFE INDEX                  INDEX                 GROWTH
                                            INVESTMENT DIVISION INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                            ------------------- ---------------------- ---------------------- --------------------
INVESTMENT INCOME:
      Dividends                                    $ 39,809,989        $ 11,590,326            $ 2,804,071              $ 771,181
                                            ------------------- ---------------------- ---------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       9,652,038           4,430,182              2,551,572                353,872
      Administrative charges                          2,064,201             941,637                533,480                 72,294
                                            ------------------- ---------------------- ---------------------- --------------------
        Total expenses                               11,716,239           5,371,819              3,085,052                426,166
                                            ------------------- ---------------------- ---------------------- --------------------
           Net investment income (loss) .            28,093,750           6,218,507               (280,981)               345,015
                                            ------------------- ---------------------- ---------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                            --          16,975,278             12,237,216              2,781,644
      Realized gains (losses) on sale of
        investments                                   1,849,939           6,342,547             (4,186,063)              (918,511)
                                            ------------------- ---------------------- ---------------------- --------------------
           Net realized gains (losses)                1,849,939          23,317,825              8,051,153              1,863,133
                                            ------------------- ---------------------- ---------------------- --------------------
      Change in unrealized gains (losses)
        on investments                                4,218,222        (246,513,229)          (103,961,893)           (16,802,485)
                                            ------------------- ---------------------- ---------------------- --------------------
      Net realized and unrealized gains
        (losses) on investments                       6,068,161        (223,195,404)           (95,910,740)           (14,939,352)
                                            ------------------- ---------------------- ---------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations                  $ 34,161,911      $ (216,976,897)         $ (96,191,721)         $ (14,594,337)
                                            =================== ====================== ====================== ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                                   MSF FRANKLIN
      MSF BLACKROCK           MSF METLIFE   TEMPLETON SMALL CAP          MSF BLACKROCK          MSF BLACKROCK         MSF BLACKROCK
    STRATEGIC VALUE   MID CAP STOCK INDEX                GROWTH        LARGE CAP VALUE            BOND INCOME          MONEY MARKET
INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
--------------------- --------------------- --------------------- ---------------------- ---------------------- -------------------
        $ 1,618,807          $ 4,087,062                  $ --            $ 1,103,197           $ 24,088,191           $ 1,336,821
--------------------- --------------------- --------------------- ---------------------- ---------------------- -------------------
          4,046,687            3,319,815               408,667              1,954,164              4,957,805               660,999
            845,522              702,923                87,026                427,823              1,029,922               130,332
--------------------- --------------------- --------------------- ---------------------- ---------------------- -------------------
          4,892,209            4,022,738               495,693              2,381,987              5,987,727               791,331
--------------------- --------------------- --------------------- ---------------------- ---------------------- -------------------
         (3,273,402)              64,324              (495,693)            (1,278,790)            18,100,464               545,490
--------------------- --------------------- --------------------- ---------------------- ---------------------- -------------------
         38,408,944           29,914,462             3,996,634              3,028,129                     --                    --
        (27,068,109)          (2,636,748)           (2,146,790)            (4,568,986)            (3,943,949)                   --
--------------------- --------------------- --------------------- ---------------------- ---------------------- -------------------
         11,340,835           27,277,714             1,849,844             (1,540,857)            (3,943,949)
--------------------- --------------------- --------------------- ---------------------- ---------------------- -------------------
       (183,469,412)        (158,842,520)          (21,285,688)           (74,651,878)           (37,593,526)                   --
--------------------- --------------------- --------------------- ---------------------- ---------------------- -------------------
       (172,128,577)        (131,564,806)          (19,435,844)           (76,192,735)           (41,537,475)                   --
--------------------- --------------------- --------------------- ---------------------- ---------------------- -------------------
     $ (175,401,979)      $ (131,500,482)        $ (19,931,537)         $ (77,471,525)         $ (23,437,011)            $ 545,490
===================== ===================== ===================== ====================== ====================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                                  MSF WESTERN ASSET
                                                                                                   MSF HARRIS            MANAGEMENT
                                              MSF DAVIS VENTURE      MSF LOOMIS SAYLES        OAKMARK FOCUSED        STRATEGIC BOND
                                                          VALUE              SMALL CAP                  VALUE         OPPORTUNITIES
                                            INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                            ---------------------- ---------------------- --------------------- -------------------
INVESTMENT INCOME:
      Dividends                                     $ 5,540,163                   $ --              $ 569,427          $ 10,427,758
                                            ---------------------- ---------------------- --------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                       5,011,666              1,235,937              2,641,484             2,789,113
      Administrative charges                          1,098,371                266,543                559,987               658,444
                                            ---------------------- ---------------------- --------------------- -------------------
        Total expenses                                6,110,037              1,502,480              3,201,471             3,447,557
                                            ---------------------- ---------------------- --------------------- -------------------
           Net investment income (loss) .              (569,874)            (1,502,480)            (2,632,044)            6,980,201
                                            ---------------------- ---------------------- --------------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     2,678,826             19,326,180             30,079,740             1,609,895
      Realized gains (losses) on sale of
        investments                                   1,640,660             (6,188,727)           (21,516,510)           (7,267,684)
                                            ---------------------- ---------------------- --------------------- -------------------
           Net realized gains (losses)                4,319,486             13,137,453              8,563,230            (5,657,789)
                                            ---------------------- ---------------------- --------------------- -------------------
      Change in unrealized gains (losses)
        on investments                             (231,226,504)           (62,154,742)          (147,799,720)          (46,018,322)
                                            ---------------------- ---------------------- --------------------- -------------------
      Net realized and unrealized gains
        (losses) on investments                    (226,907,018)           (49,017,289)          (139,236,490)          (51,676,111)
                                            ---------------------- ---------------------- --------------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations                $ (227,476,892)         $ (50,519,769)        $ (141,868,534)        $ (44,695,910)
                                            ====================== ====================== ===================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

        MSF WESTERN                                                     MSF BLACKROCK           MSF METLIFE           MSF METLIFE
   ASSET MANAGEMENT          MSF FI VALUE         MSF MFS TOTAL      LEGACY LARGE CAP          CONSERVATIVE       CONSERVATIVE TO
    U.S. GOVERNMENT               LEADERS                RETURN                GROWTH            ALLOCATION   MODERATE ALLOCATION
INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
        $ 8,760,641           $ 1,277,760           $ 4,173,113             $ 119,226           $ 1,517,398           $ 5,707,345
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
          2,287,821               809,148             1,143,384               659,426             1,778,530             5,756,840
            501,135               178,347               250,200               140,745               395,768             1,291,836
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
          2,788,956               987,495             1,393,584               800,171             2,174,298             7,048,676
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
          5,971,685               290,265             2,779,529              (680,945)             (656,900)           (1,341,331)
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
                 --             8,061,678             9,384,954                    --             1,336,303             5,952,859
           (819,931)           (5,190,297)           (4,122,629)             (670,672)           (1,989,311)           (4,147,809)
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
           (819,931)            2,871,381             5,262,325              (670,672)             (653,008)            1,805,050
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
         (9,157,472)          (39,737,354)          (37,985,168)          (25,252,337)          (26,911,119)         (135,592,725)
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
         (9,977,403)          (36,865,973)          (32,722,843)          (25,923,009)          (27,564,127)         (133,787,675)
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
       $ (4,005,718)        $ (36,575,708)        $ (29,943,314)        $ (26,603,954)        $ (28,221,027)       $ (135,129,006)
===================== ===================== ===================== ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                        MSF METLIFE
                                                 MSF METLIFE            MODERATE TO             MSF METLIFE
                                         MODERATE ALLOCATION  AGGRESSIVE ALLOCATION   AGGRESSIVE ALLOCATION      MSF FI LARGE CAP
                                         INVESTMENT DIVISION    INVESTMENT DIVISION     INVESTMENT DIVISION   INVESTMENT DIVISION
                                         -------------------- ----------------------- ----------------------- --------------------
INVESTMENT INCOME:
      Dividends                                 $ 10,446,088            $ 6,763,637               $ 404,948                  $ --
                                         -------------------- ----------------------- ----------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                   14,169,702             12,117,556                 728,064                65,013
      Administrative charges                       3,221,046              2,745,922                 168,902                14,333
                                         -------------------- ----------------------- ----------------------- --------------------
        Total expenses                            17,390,748             14,863,478                 896,966                79,346
                                         -------------------- ----------------------- ----------------------- --------------------
           Net investment income (loss)           (6,944,660)            (8,099,841)               (492,018)              (79,346)
                                         -------------------- ----------------------- ----------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 16,703,877             18,062,072               2,063,244                    --
      Realized gains (losses) on sale of
        investments                               (7,178,153)            (8,626,491)             (2,535,486)             (422,031)
                                         -------------------- ----------------------- ----------------------- --------------------
           Net realized gains (losses)             9,525,724              9,435,581                (472,242)             (422,031)
                                         -------------------- ----------------------- ----------------------- --------------------
      Change in unrealized gains (losses)
        on investments                          (459,107,249)          (488,346,641)            (34,425,691)           (3,050,418)
                                         -------------------- ----------------------- ----------------------- --------------------
      Net realized and unrealized gains
        (losses) on investments                 (449,581,525)          (478,911,060)            (34,897,933)           (3,472,449)
                                         -------------------- ----------------------- ----------------------- --------------------
      Net increase (decrease) in net
        assets resulting from operations      $ (456,526,185)        $ (487,010,901)          $ (35,389,951)         $ (3,551,795)
                                         ==================== ======================= ======================= ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                                                         FIDELITY VIP
 FIDELITY VIP MONEY        FIDELITY VIP                              INVESTMENT GRADE         CALVERT SOCIAL       CALVERT SOCIAL
             MARKET       EQUITY-INCOME    FIDELITY VIP GROWTH                   BOND               BALANCED       MID CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- ---------------------- ---------------------- ---------------------- -------------------- --------------------
          $ 476,603         $ 2,129,862              $ 849,577              $ 838,805            $ 1,323,064                 $ --
------------------- ---------------------- ---------------------- ---------------------- -------------------- --------------------
            119,158             688,428                829,189                145,233                514,857               78,075
             32,060             162,538                194,141                 38,947                 98,266               20,922
------------------- ---------------------- ---------------------- ---------------------- -------------------- --------------------
            151,218             850,966              1,023,330                184,180                613,123               98,997
------------------- ---------------------- ---------------------- ---------------------- -------------------- --------------------
            325,385           1,278,896               (173,753)               654,625                709,941              (98,997)
------------------- ---------------------- ---------------------- ---------------------- -------------------- --------------------
                 --              98,851                     --                 16,287                739,130               71,879
                 --          (3,150,137)            (1,666,048)              (226,613)              (864,803)             137,442
------------------- ---------------------- ---------------------- ---------------------- -------------------- --------------------
                 --          (3,051,286)            (1,666,048)              (210,326)              (125,673)             209,321
------------------- ---------------------- ---------------------- ---------------------- -------------------- --------------------
                 --         (45,260,016)           (61,901,896)            (1,252,833)           (19,774,020)          (4,605,855)
------------------- ---------------------- ---------------------- ---------------------- -------------------- --------------------
                 --         (48,311,302)           (63,567,944)            (1,463,159)           (19,899,693)          (4,396,534)
------------------- ---------------------- ---------------------- ---------------------- -------------------- --------------------
          $ 325,385       $ (47,032,406)         $ (63,741,697)            $ (808,534)         $ (19,189,752)        $ (4,495,531)
=================== ====================== ====================== ====================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                               MIST LORD ABBETT      MIST MFS RESEARCH     MIST T. ROWE PRICE     MIST PIMCO TOTAL
                                                 BOND DEBENTURE          INTERNATIONAL         MID CAP GROWTH               RETURN
                                            INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION  INVESTMENT DIVISION
                                            ---------------------- ---------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 9,549,645            $ 3,794,193               $ 34,818         $ 19,697,044
                                            ---------------------- ---------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       2,406,692              2,279,297              1,758,111            5,557,903
      Administrative charges                            518,876                493,740                373,804            1,211,971
                                            ---------------------- ---------------------- -------------------- --------------------
        Total expenses                                2,925,568              2,773,037              2,131,915            6,769,874
                                            ---------------------- ---------------------- -------------------- --------------------
           Net investment income (loss)               6,624,077              1,021,156             (2,097,097)          12,927,170
                                            ---------------------- ---------------------- -------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     3,402,995             20,792,461             19,219,639           12,454,035
      Realized gains (losses) on sale of
        investments                                  (5,171,820)           (10,709,339)            (4,202,691)            (966,377)
                                            ---------------------- ---------------------- -------------------- --------------------
           Net realized gains (losses)               (1,768,825)            10,083,122             15,016,948           11,487,658
                                            ---------------------- ---------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments                              (51,664,533)          (134,576,886)           (91,290,543)         (31,136,212)
                                            ---------------------- ---------------------- -------------------- --------------------
      Net realized and unrealized gains
        (losses) on investments                     (53,433,358)          (124,493,764)           (76,273,595)         (19,648,554)
                                            ---------------------- ---------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations                 $ (46,809,281)        $ (123,472,608)         $ (78,370,692)        $ (6,721,384)
                                            ====================== ====================== ==================== ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                                                          MIST HARRIS                                    MIST LEGG
           MIST RCM      MIST LAZARD MID           MIST MET/AIM               OAKMARK       MIST OPPENHEIMER        MASON PARTNERS
         TECHNOLOGY                  CAP       SMALL CAP GROWTH         INTERNATIONAL   CAPITAL APPRECIATION     AGGRESSIVE GROWTH
INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
-------------------- ---------------------- --------------------- --------------------- ---------------------- --------------------
       $ 11,522,149            $ 542,619                   $ --           $ 4,338,583              $ 957,085               $ 1,631
-------------------- ---------------------- --------------------- --------------------- ---------------------- --------------------
            922,802              577,127                303,981             2,716,255                303,117               237,758
            194,037              125,169                 64,909               594,454                 64,883                49,506
-------------------- ---------------------- --------------------- --------------------- ---------------------- --------------------
          1,116,839              702,296                368,890             3,310,709                368,000               287,264
-------------------- ---------------------- --------------------- --------------------- ---------------------- --------------------
         10,405,310             (159,677)              (368,890)            1,027,874                589,085              (285,633)
-------------------- ---------------------- --------------------- --------------------- ---------------------- --------------------
         24,250,593            4,182,174              2,565,478            44,083,954              7,574,969               184,416
        (12,556,603)          (5,872,170)            (1,261,796)          (25,719,969)            (2,109,855)           (1,593,479)
-------------------- ---------------------- --------------------- --------------------- ---------------------- --------------------
         11,693,990           (1,689,996)             1,303,682            18,363,985              5,465,114            (1,409,063)
-------------------- ---------------------- --------------------- --------------------- ---------------------- --------------------
        (69,324,906)         (22,366,432)           (13,977,407)         (150,086,242)           (21,467,507)           (8,851,362)
-------------------- ---------------------- --------------------- --------------------- ---------------------- --------------------
        (57,630,916)         (24,056,428)           (12,673,725)         (131,722,257)           (16,002,393)          (10,260,425)
-------------------- ---------------------- --------------------- --------------------- ---------------------- --------------------
      $ (47,225,606)       $ (24,216,105)         $ (13,042,615)       $ (130,694,383)         $ (15,413,308)        $ (10,546,058)
==================== ====================== ===================== ===================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                              MIST THIRD AVENUE    MIST CLARION GLOBAL       MIST LEGG MASON      MIST SSGA GROWTH
                                                SMALL CAP VALUE            REAL ESTATE          VALUE EQUITY                   ETF
                                            INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                            ---------------------- --------------------- --------------------- --------------------
INVESTMENT INCOME:
      Dividends                                        $ 43,813            $ 3,892,248              $ 31,064             $ 145,069
                                            ---------------------- --------------------- --------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                          55,093              2,476,280               243,454               104,631
      Administrative charges                             14,932                538,345                51,357                22,690
                                            ---------------------- --------------------- --------------------- --------------------
        Total expenses                                   70,025              3,014,625               294,811               127,321
                                            ---------------------- --------------------- --------------------- --------------------
           Net investment income (loss)                 (26,212)               877,623              (263,747)               17,748
                                            ---------------------- --------------------- --------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       400,695             22,702,185               994,313               209,116
      Realized gains (losses) on sale of
        investments                                    (182,577)           (18,120,212)           (2,135,384)             (990,603)
                                            ---------------------- --------------------- --------------------- --------------------
           Net realized gains (losses)                  218,118              4,581,973            (1,141,071)             (781,487)
                                            ---------------------- --------------------- --------------------- --------------------
      Change in unrealized gains (losses)
        on investments                               (2,248,427)          (118,403,745)          (15,608,813)           (3,117,487)
                                            ---------------------- --------------------- --------------------- --------------------
      Net realized and unrealized gains
        (losses) on investments                      (2,030,309)          (113,821,772)          (16,749,884)           (3,898,974)
                                            ---------------------- --------------------- --------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations                  $ (2,056,521)        $ (112,944,149)        $ (17,013,631)         $ (3,881,226)
                                            ====================== ===================== ===================== ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                               MIST PIMCO
   MIST SSGA GROWTH   INFLATION PROTECTED                              MIST BLACKROCK
     AND INCOME ETF                  BOND      MIST JANUS FORTY        LARGE CAP CORE            VARIABLE B            VARIABLE C
INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
          $ 109,437           $ 5,854,935           $ 6,531,461           $ 5,958,649             $ 155,183              $ 12,822
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
             75,008             1,824,970             1,492,091             8,124,593               196,021                 5,701
             16,139               394,774               319,606             1,706,770                    --                    --
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
             91,147             2,219,744             1,811,697             9,831,363               196,021                 5,701
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
             18,290             3,635,191             4,719,764            (3,872,714)              (40,838)                7,121
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
            131,513               320,536             2,834,948            39,534,457             1,013,703                83,754
           (268,529)           (4,288,676)           (5,851,116)          (35,311,954)           (1,125,232)              (73,333)
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
           (137,016)           (3,968,140)           (3,016,168)            4,222,503              (111,529)               10,421
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
         (2,073,544)          (24,763,988)          (89,296,980)         (388,077,399)           (9,765,246)             (789,938)
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
         (2,210,560)          (28,732,128)          (92,313,148)         (383,854,896)           (9,876,775)             (779,517)
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
       $ (2,192,270)        $ (25,096,937)        $ (87,593,384)       $ (387,727,610)         $ (9,917,613)           $ (772,396)
===================== ===================== ===================== ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                  MIST AMERICAN         MIST AMERICAN         MIST AMERICAN
                                                 FUNDS BALANCED          FUNDS GROWTH        FUNDS MODERATE    MIST MET/TEMPLETON
                                                     ALLOCATION            ALLOCATION            ALLOCATION                GROWTH
                                                     INVESTMENT            INVESTMENT            INVESTMENT             INVESTMENT
                                                   DIVISION (A)          DIVISION (A)          DIVISION (A)           DIVISION (A)
                                          ---------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                     $ 2,304,273           $ 4,270,046           $ 4,181,122              $ 10,214
                                          ---------------------- --------------------- --------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                         245,102               438,549               427,600                 7,085
      Administrative charges                             53,725                97,640                99,046                 1,614
                                          ---------------------- --------------------- --------------------- ---------------------
        Total expenses                                  298,827               536,189               526,646                 8,699
                                          ---------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)               2,005,446             3,733,857             3,654,476                 1,515
                                          ---------------------- --------------------- --------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         3,594                 1,805                 3,738                    --
      Realized gains (losses) on sale of
        investments                                    (358,964)             (122,267)             (641,768)              (15,247)
                                          ---------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)                 (355,370)             (120,462)             (638,030)              (15,247)
                                          ---------------------- --------------------- --------------------- ---------------------
      Change in unrealized gains (losses)
        on investments                              (15,004,519)          (33,400,127)          (19,899,584)             (414,664)
                                          ---------------------- --------------------- --------------------- ---------------------
      Net realized and unrealized gains
        (losses) on investments                     (15,359,889)          (33,520,589)          (20,537,614)             (429,911)
                                          ---------------------- --------------------- --------------------- ---------------------
      Net increase (decrease) in net
        assets resulting from operations          $ (13,354,443)        $ (29,786,732)        $ (16,883,138)           $ (428,396)
                                          ====================== ===================== =====================  ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                           MIST MET/FRANKLIN
MIST MET/FRANKLIN    MIST MET/FRANKLIN    TEMPLETON FOUNDING                                                       AMERICAN FUNDS
           INCOME        MUTUAL SHARES              STRATEGY         AMERICAN FUNDS         AMERICAN FUNDS           GLOBAL SMALL
       INVESTMENT           INVESTMENT            INVESTMENT                 GROWTH          GROWTH-INCOME         CAPITALIZATION
     DIVISION (A)         DIVISION (A)          DIVISION (A)    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
-------------------- -------------------- --------------------- ---------------------- ---------------------- --------------------
        $ 198,175            $ 133,573             $ 360,930            $ 8,975,866           $ 12,171,191                   $ --
-------------------- -------------------- --------------------- ---------------------- ---------------------- --------------------
           31,776               16,937                81,105             13,531,776              8,860,379              6,554,948
            7,128                3,810                18,171              2,560,241              1,678,026              1,231,688
-------------------- -------------------- --------------------- ---------------------- ---------------------- --------------------
           38,904               20,747                99,276             16,092,017             10,538,405              7,786,636
-------------------- -------------------- --------------------- ---------------------- ---------------------- --------------------
          159,271              112,826               261,654             (7,116,151)             1,632,786             (7,786,636)
-------------------- -------------------- --------------------- ---------------------- ---------------------- --------------------
               --                   --                    --            125,268,695             48,212,765             74,424,271
          (70,887)             (88,815)             (491,774)            (5,200,771)            (4,557,224)           (15,163,370)
-------------------- -------------------- --------------------- ---------------------- ---------------------- --------------------
          (70,887)             (88,815)             (491,774)           120,067,924             43,655,541             59,260,901
-------------------- -------------------- --------------------- ---------------------- ---------------------- --------------------
       (1,092,658)          (1,009,260)           (3,971,896)          (709,244,939)          (378,490,687)          (424,560,153)
-------------------- -------------------- --------------------- ---------------------- ---------------------- --------------------
       (1,163,545)          (1,098,075)           (4,463,670)          (589,177,015)          (334,835,146)          (365,299,252)
-------------------- -------------------- --------------------- ---------------------- ---------------------- --------------------
     $ (1,004,274)          $ (985,249)         $ (4,202,016)        $ (596,293,166)        $ (333,202,360)        $ (373,085,888)
==================== ==================== ===================== ====================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                           AMERICAN FUNDS
                                                                                     BOND
                                                                      INVESTMENT DIVISION
                                                                      ----------------------
INVESTMENT INCOME:
      Dividends                                                               $ 7,955,225
                                                                      ----------------------
EXPENSES:
      Mortality and expense risk charges                                        2,004,966
      Administrative charges                                                      374,723
                                                                      ----------------------
        Total expenses                                                          2,379,689
                                                                      ----------------------
           Net investment income (loss)                                         5,575,536
                                                                      ----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                                 401,502
      Realized gains (losses) on sale of investments                           (4,434,590)
                                                                      ----------------------
           Net realized gains (losses)                                         (4,033,088)
                                                                      ----------------------
      Change in unrealized gains (losses) on investments                      (18,645,250)
                                                                      ----------------------
      Net realized and unrealized gains (losses) on investments               (22,678,338)
                                                                      ----------------------
      Net increase (decrease) in net assets resulting from operations       $ (17,102,802)
                                                                      ======================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                               MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK AGGRESSIVE GROWTH
                                                     INVESTMENT DIVISION                INVESTMENT DIVISION
                                        ----------------------------------- ----------------------------------
                                                 2008               2007             2008              2007
                                        ---------------- ------------------ ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 15,093,317       $ 16,065,357     $ (6,804,530)     $ (8,385,967)
  Net realized gains (losses)              (5,938,439)         1,268,342        5,954,871       (12,628,626)
  Change in unrealized gains (losses)
     on investments                      (287,815,793)        38,016,540     (306,582,797)      138,463,003
                                        ---------------- ------------------ ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations  (278,660,915)        55,350,239     (307,432,456)      117,448,410
                                        ---------------- ------------------ ---------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       24,704,198         34,492,312       17,604,963        18,380,390
  Net transfers (including fixed
     account)                             (88,624,056)       (64,493,300)     (15,626,557)      (19,707,441)
  Contract charges                           (247,978)          (197,218)        (126,350)          (63,737)
  Transfers for contract benefits and
     terminations                        (108,043,331)      (138,486,147)     (51,440,348)      (71,882,619)
                                        ---------------- ------------------ ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions             (172,211,167)      (168,684,353)     (49,588,292)      (73,273,407)
                                        ---------------- ------------------ ---------------- -----------------
     Net increase (decrease) in
       net assets                        (450,872,082)      (113,334,114)    (357,020,748)       44,175,003
NET ASSETS:
  Beginning of period                   1,170,376,423      1,283,710,537      701,671,619       657,496,616
                                        ---------------- ------------------ ---------------- -----------------
  End of Period                         $ 719,504,341    $ 1,170,376,423    $ 344,650,871     $ 701,671,619
                                        ================ ================== ================ =================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           MSF METLIFE STOCK INDEX    MSF JULIUS BAER INTERNATIONAL STOCK      MSF FI MID CAP OPPORTUNITIES
               INVESTMENT DIVISION                    INVESTMENT DIVISION               INVESTMENT DIVISION
------------------------------------- -------------------------------------- ---------------------------------
           2008               2007             2008                  2007             2008             2007
------------------ ------------------ ---------------- --------------------- ---------------- ----------------
   $ 17,603,895       $ (9,187,992)     $ 4,393,090            $ (763,697)    $ (3,849,112)    $ (7,428,116)
    104,424,053        143,574,138       28,651,739            32,254,914      (11,078,849)       4,502,884
 (1,329,511,835)        (1,489,352)    (171,494,955)           (5,978,087)    (311,831,109)      49,089,439
------------------ ------------------ ---------------- --------------------- ---------------- ----------------
 (1,207,483,887)       132,896,794     (138,450,126)           25,513,130     (326,759,070)      46,164,207
------------------ ------------------ ---------------- --------------------- ---------------- ----------------
    149,382,855        218,891,625       13,237,983            16,493,302       23,375,440       31,368,010
    (34,246,583)       (94,831,231)       3,139,416               975,048      (23,722,006)     (37,971,819)
     (2,373,862)        (1,407,086)        (212,040)             (110,022)        (173,747)         (98,524)
   (265,918,103)      (338,425,280)     (19,997,672)          (26,933,596)     (47,253,012)     (72,069,102)
------------------ ------------------ ---------------- --------------------- ---------------- ----------------
   (153,155,693)      (215,771,972)      (3,832,313)           (9,575,268)     (47,773,325)     (78,771,435)
------------------ ------------------ ---------------- --------------------- ---------------- ----------------
 (1,360,639,580)       (82,875,178)    (142,282,439)           15,937,862     (374,532,395)     (32,607,228)
  3,329,401,270      3,412,276,448      310,501,355           294,563,493      629,435,841      662,043,069
------------------ ------------------ ---------------- --------------------- ---------------- ----------------
$ 1,968,761,690    $ 3,329,401,270    $ 168,218,916         $ 310,501,355    $ 254,903,446    $ 629,435,841
================== ================== ================ ===================== ================ ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        MSF T. ROWE PRICE SMALL CAP GROWTH     MSF OPPENHEIMER GLOBAL EQUITY
                                                       INVESTMENT DIVISION               INVESTMENT DIVISION
                                        ------------------------------------- ---------------------------------
                                                 2008                 2007             2008             2007
                                        ---------------- -------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (2,348,470)        $ (2,997,386)     $ 1,726,604       $ (491,281)
  Net realized gains (losses)              39,589,384           16,625,280        7,790,845       12,387,285
  Change in unrealized gains (losses)
     on investments                      (119,226,170)           6,111,024     (110,012,034)         820,107
                                        ---------------- -------------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations   (81,985,256)          19,738,918     (100,494,585)      12,716,111
                                        ---------------- -------------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       10,068,797           12,737,806       12,848,181       17,320,537
  Net transfers (including fixed
     account)                              (6,804,195)         (16,854,175)     (16,076,796)        (361,809)
  Contract charges                           (115,685)             (62,090)        (174,941)         (98,152)
  Transfers for contract benefits and
     terminations                         (16,610,254)         (25,351,633)     (17,226,558)     (22,876,530)
                                        ---------------- -------------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (13,461,337)         (29,530,092)     (20,630,114)      (6,015,954)
                                        ---------------- -------------------- ---------------- ----------------
     Net increase (decrease) in
       net assets                         (95,446,593)          (9,791,174)    (121,124,699)       6,700,157
NET ASSETS:
  Beginning of period                     232,142,783          241,933,957      258,147,003      251,446,846
                                        ---------------- -------------------- ---------------- ----------------
  End of Period                         $ 136,696,190        $ 232,142,783    $ 137,022,304    $ 258,147,003
                                        ================ ==================== ================ ================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                      MSF MFS VALUE    MSF NEUBERGER BERMAN MID CAP VALUE    MSF T. ROWE PRICE LARGE CAP GROWTH
                INVESTMENT DIVISION                   INVESTMENT DIVISION                   INVESTMENT DIVISION
----------------------------------- ------------------------------------- -------------------------------------
         2008               2007             2008                 2007             2008                 2007
----------------     -------------- ---------------- -------------------- ---------------- --------------------
  $ 1,595,415       $ (2,564,069)    $ (2,621,479)        $ (5,332,759)    $ (1,588,617)        $ (2,261,620)
   13,493,750         28,665,779       (3,166,498)          39,308,463       12,286,997            8,469,711
 (136,212,289)       (46,344,683)    (253,817,998)         (24,173,672)    (111,120,466)          11,263,963
----------------   -------------- ---------------- -------------------- ---------------- --------------------
 (121,123,124)       (20,242,973)    (259,605,975)           9,802,032     (100,422,086)          17,472,054
----------------   -------------- ---------------- -------------------- ---------------- --------------------
   14,141,395         27,554,369       29,444,351           53,972,583       13,277,073           22,701,745
  (34,011,958)       (19,751,620)     (45,505,737)          (6,120,832)     (14,766,706)          10,058,513
     (368,139)          (237,026)        (655,333)            (406,236)        (247,368)            (138,333)
  (26,358,402)       (35,997,224)     (35,806,410)         (48,279,009)     (16,431,009)         (20,815,134)
----------------   -------------- ---------------- -------------------- ---------------- --------------------
  (46,597,104)       (28,431,501)     (52,523,129)            (833,494)     (18,168,010)          11,806,791
----------------   -------------- ---------------- -------------------- ---------------- --------------------
 (167,720,228)       (48,674,474)    (312,129,104)           8,968,538     (118,590,096)          29,278,845
  383,587,686        432,262,160      592,652,107          583,683,569      249,940,963          220,662,118
----------------   -------------- ---------------- -------------------- ---------------- --------------------
$ 215,867,458      $ 383,587,686    $ 280,523,003        $ 592,652,107    $ 131,350,867        $ 249,940,963
================ ================== ================ ==================== ================ ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        MSF LEHMAN BROTHERS AGGREGATE BOND INDEX     MSF MORGAN STANLEY EAFE INDEX
                                                             INVESTMENT DIVISION               INVESTMENT DIVISION
                                        ------------------------------------------- ---------------------------------
                                                 2008                       2007             2008             2007
                                        ---------------- -------------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 28,093,750               $ 27,362,699      $ 6,218,507      $ 2,607,791
  Net realized gains (losses)               1,849,939                   (404,477)      23,317,825       27,272,800
  Change in unrealized gains (losses)
     on investments                         4,218,222                 20,257,126     (246,513,229)       9,221,141
                                        ---------------- -------------------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations    34,161,911                 47,215,348     (216,976,897)      39,101,732
                                        ---------------- -------------------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       81,547,758                116,092,922       39,371,294       55,950,828
  Net transfers (including fixed
     account)                            (212,460,336)                (3,505,979)      19,649,741       13,656,333
  Contract charges                         (1,639,802)                  (854,973)        (728,158)        (414,241)
  Transfers for contract benefits and
     terminations                         (78,347,983)               (71,998,691)     (31,892,326)     (33,634,789)
                                        ---------------- -------------------------- ---------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions             (210,900,363)                39,733,279       26,400,551       35,558,131
                                        ---------------- -------------------------- ---------------- ----------------
     Net increase (decrease) in
       net assets                        (176,738,452)                86,948,627     (190,576,346)      74,659,863
NET ASSETS:
  Beginning of period                     936,492,313                849,543,686      498,965,167      424,305,304
                                        ---------------- -------------------------- ---------------- ----------------
  End of Period                         $ 759,753,861              $ 936,492,313    $ 308,388,821    $ 498,965,167
                                        ================ ========================== ================ ================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

        MSF RUSSELL 2000 INDEX                  MSF JENNISON GROWTH     MSF BLACKROCK STRATEGIC VALUE
           INVESTMENT DIVISION                  INVESTMENT DIVISION               INVESTMENT DIVISION
--------------------------------- --------------------------------- ---------------------------------
         2008             2007            2008              2007             2008             2007
---------------- ---------------- --------------- ----------------- ---------------- ----------------
   $ (280,981)    $ (1,446,422)      $ 345,015        $ (361,921)    $ (3,273,402)    $ (6,106,252)
    8,051,153       41,165,557       1,863,133         3,465,841       11,340,835       74,178,804
 (103,961,893)     (48,379,022)    (16,802,485)          584,283     (183,469,412)     (93,057,997)
---------------- ---------------- --------------- ----------------- ---------------- ----------------
  (96,191,721)      (8,659,887)    (14,594,337)        3,688,203     (175,401,979)     (24,985,445)
---------------- ---------------- --------------- ----------------- ---------------- ----------------
   18,435,587       29,589,065       2,030,431         2,393,131       18,351,008       31,811,011
  (16,672,694)     (16,516,508)       (497,604)       (1,938,137)     (55,251,752)     (37,823,921)
     (322,584)        (197,386)        (41,242)          (18,053)        (470,307)        (298,964)
  (19,764,389)     (26,251,384)     (3,107,521)       (3,477,236)     (33,968,285)     (47,816,109)
---------------- ---------------- --------------- ----------------- ---------------- ----------------
  (18,324,080)     (13,376,213)     (1,615,936)       (3,040,295)     (71,339,336)     (54,127,983)
---------------- ---------------- --------------- ----------------- ---------------- ----------------
 (114,515,801)     (22,036,100)    (16,210,273)          647,908     (246,741,315)     (79,113,428)
  297,396,403      319,432,503      39,851,547        39,203,639      501,623,983      580,737,411
---------------- ---------------- --------------- ----------------- ---------------- ----------------
$ 182,880,602    $ 297,396,403    $ 23,641,274      $ 39,851,547    $ 254,882,668    $ 501,623,983
================ ================ =============== ================= ================ ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           MSF METLIFE MID CAP STOCK INDEX    MSF FRANKLIN TEMPLETON SMALL CAP GROWTH
                                                       INVESTMENT DIVISION                        INVESTMENT DIVISION
                                        ---------------------------------- ------------------- ----------------------
                                                 2008              2007            2008                       2007
                                        ---------------- ----------------- ---------------     ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $ 64,324      $ (2,399,831)     $ (495,693)                $ (691,372)
  Net realized gains (losses)              27,277,714        25,969,992       1,849,844                  5,569,080
  Change in unrealized gains (losses)
     on investments                      (158,842,520)       (3,036,301)    (21,285,688)                (3,224,364)
                                        ---------------- ----------------- ---------------     ----------------------
     Net increase (decrease) in net
       assets resulting from operations  (131,500,482)       20,533,860     (19,931,537)                 1,653,344
                                        ---------------- ----------------- ---------------     ----------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       26,059,854        36,022,381       3,125,912                  4,698,335
  Net transfers (including fixed
     account)                              (8,049,268)        5,298,018      (2,681,386)                (1,335,069)
  Contract charges                           (457,080)         (251,883)        (56,454)                   (36,985)
  Transfers for contract benefits and
     terminations                         (24,968,694)      (27,293,304)     (3,104,229)                (4,643,900)
                                        ---------------- ----------------- ---------------     ----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               (7,415,188)       13,775,212      (2,716,157)                (1,317,619)
                                        ---------------- ----------------- ---------------     ----------------------
     Net increase (decrease) in
       net assets                        (138,915,670)       34,309,072     (22,647,694)                   335,725
NET ASSETS:
  Beginning of period                     370,254,918       335,945,846      49,970,829                 49,635,104
                                        ---------------- ----------------- ---------------     ----------------------
  End of Period                         $ 231,339,248     $ 370,254,918    $ 27,323,135               $ 49,970,829
                                        ================ ================= ===============     ======================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    MSF BLACKROCK LARGE CAP VALUE         MSF BLACKROCK BOND INCOME        MSF BLACKROCK MONEY MARKET
              INVESTMENT DIVISION               INVESTMENT DIVISION               INVESTMENT DIVISION
--------------------------------- --------------------------------- ---------------------------------
         2008             2007             2008             2007            2008              2007
---------------- ---------------- ---------------- ---------------- --------------- -----------------
 $ (1,278,790)    $ (1,158,735)    $ 18,100,464      $ 9,330,646       $ 545,490       $ 1,240,721
   (1,540,857)      14,560,354       (3,943,949)         316,835              --                --
  (74,651,878)     (10,520,877)     (37,593,526)      13,745,787              --                --
---------------- ---------------- ---------------- ---------------- --------------- -----------------
  (77,471,525)       2,880,742      (23,437,011)      23,393,268         545,490         1,240,721
---------------- ---------------- ---------------- ---------------- --------------- -----------------
   18,981,250       37,894,427       23,499,633       30,024,041      13,046,919         7,979,964
  (15,489,005)      18,731,715      (52,081,296)        (480,978)     23,963,759         9,181,845
     (388,450)        (231,298)        (469,327)        (252,069)       (185,403)          (74,151)
  (12,285,767)     (12,584,935)     (48,651,239)     (49,521,709)    (11,026,713)       (7,953,205)
---------------- ---------------- ---------------- ---------------- --------------- -----------------
   (9,181,972)      43,809,909      (77,702,229)     (20,230,715)     25,798,562         9,134,453
---------------- ---------------- ---------------- ---------------- --------------- -----------------
  (86,653,497)      46,690,651     (101,139,240)       3,162,553      26,344,052        10,375,174
  226,138,040      179,447,389      499,799,022      496,636,469      40,244,577        29,869,403
---------------- ---------------- ---------------- ---------------- --------------- -----------------
$ 139,484,543    $ 226,138,040    $ 398,659,782    $ 499,799,022    $ 66,588,629      $ 40,244,577
================ ================ ================ ================ =============== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                               MSF DAVIS VENTURE VALUE      MSF LOOMIS SAYLES SMALL CAP
                                                   INVESTMENT DIVISION              INVESTMENT DIVISION
                                        --------------------------------- --------------------------------
                                                 2008             2007            2008             2007
                                        ---------------- ---------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (569,874)    $ (3,658,051)   $ (1,502,480)    $ (1,587,012)
  Net realized gains (losses)               4,319,486       13,529,472      13,137,453       16,524,548
  Change in unrealized gains (losses)
     on investments                      (231,226,504)       5,503,204     (62,154,742)      (4,729,355)
                                        ---------------- ---------------- --------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations  (227,476,892)      15,374,625     (50,519,769)      10,208,181
                                        ---------------- ---------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       42,071,562       65,094,903      10,287,011       14,598,757
  Net transfers (including fixed
     account)                             (10,280,401)      27,571,230      (4,889,572)      22,095,701
  Contract charges                           (893,254)        (499,823)       (230,932)        (108,462)
  Transfers for contract benefits and
     terminations                         (34,101,223)     (38,127,120)     (7,877,048)      (7,592,169)
                                        ---------------- ---------------- --------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               (3,203,316)      54,039,190      (2,710,541)      28,993,827
                                        ---------------- ---------------- --------------- ----------------
     Net increase (decrease) in
       net assets                        (230,680,208)      69,413,815     (53,230,310)      39,202,008
NET ASSETS:
  Beginning of period                     568,534,369      499,120,554     140,310,675      101,108,667
                                        ---------------- ---------------- --------------- ----------------
  End of Period                         $ 337,854,161    $ 568,534,369    $ 87,080,365    $ 140,310,675
                                        ================ ================ =============== ================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                         MSF WESTERN ASSET MANAGEMENT       MSF WESTERN ASSET MANAGEMENT
   MSF HARRIS OAKMARK FOCUSED VALUE      STRATEGIC BOND OPPORTUNITIES                    U.S. GOVERNMENT
                INVESTMENT DIVISION               INVESTMENT DIVISION                INVESTMENT DIVISION
----------------------------------- --------------------------------- -----------------------------------
         2008               2007             2008             2007             2008               2007
---------------- ------------------ ---------------- ---------------- ---------------- ------------------
 $ (2,632,044)      $ (3,325,568)     $ 6,980,201      $ 3,641,983      $ 5,971,685        $ 2,549,785
    8,563,230         65,624,422       (5,657,789)         518,285         (819,931)           (52,907)
 (147,799,720)       (92,557,316)     (46,018,322)       3,005,180       (9,157,472)         3,365,489
---------------- ------------------ ---------------- ---------------- ---------------- ------------------
 (141,868,534)       (30,258,462)     (44,695,910)       7,165,448       (4,005,718)         5,862,367
---------------- ------------------ ---------------- ---------------- ---------------- ------------------
   12,574,688         24,230,605       15,099,587       28,710,601       15,467,794         21,400,555
  (38,094,970)       (34,302,290)     (47,971,334)       3,019,494      (22,859,916)         6,575,430
     (333,316)          (234,647)        (500,339)        (270,312)        (377,747)          (199,786)
  (22,284,498)       (34,850,717)     (21,551,659)     (21,904,854)     (17,737,642)       (17,299,476)
---------------- ------------------ ---------------- ---------------- ---------------- ------------------
  (48,138,096)       (45,157,049)     (54,923,745)       9,554,929      (25,507,511)        10,476,723
---------------- ------------------ ---------------- ---------------- ---------------- ------------------
 (190,006,630)       (75,415,511)     (99,619,655)      16,720,377      (29,513,229)        16,339,090
  343,237,819        418,653,330      298,532,504      281,812,127      218,629,575        202,290,485
---------------- ------------------ ---------------- ---------------- ---------------- ------------------
$ 153,231,189      $ 343,237,819    $ 198,912,849    $ 298,532,504    $ 189,116,346      $ 218,629,575
================ ================== ================ ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                MSF FI VALUE LEADERS             MSF MFS TOTAL RETURN
                                                 INVESTMENT DIVISION              INVESTMENT DIVISION
                                        ------------------------------- ------------------------------
                                                2008            2007            2008             2007
                                        --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 290,265      $ (623,886)    $ 2,779,529      $ 1,005,876
  Net realized gains (losses)              2,871,381      12,430,708       5,262,325        6,491,858
  Change in unrealized gains (losses)
     on investments                      (39,737,354)     (9,357,778)    (37,985,168)      (4,331,514)
                                        --------------- --------------- --------------- --------------
     Net increase (decrease) in net
       assets resulting from operations  (36,575,708)      2,449,044     (29,943,314)       3,166,220
                                        --------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       5,196,456      11,256,138       8,378,399       14,117,632
  Net transfers (including fixed
     account)                            (10,124,537)     (8,558,454)    (11,747,735)      16,438,537
  Contract charges                          (158,711)       (101,501)       (125,933)         (66,006)
  Transfers for contract benefits and
     terminations                         (5,173,997)     (5,783,360)    (12,082,869)     (14,010,581)
                                        --------------- --------------- --------------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions             (10,260,789)     (3,187,177)    (15,578,138)      16,479,582
                                        --------------- --------------- --------------- --------------
     Net increase (decrease) in
       net assets                        (46,836,497)       (738,133)    (45,521,452)      19,645,802
NET ASSETS:
  Beginning of period                     99,283,383     100,021,516     137,606,326      117,960,524
                                        --------------- --------------- --------------- --------------
  End of Period                         $ 52,446,886    $ 99,283,383    $ 92,084,874    $ 137,606,326
                                        =============== =============== =============== ==============

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                           MSF METLIFE
   MSF BLACKROCK LEGACY LARGE CAP GROWTH    MSF METLIFE CONSERVATIVE ALLOCATION    CONSERVATIVE TO MODERATE ALLOCATION
                     INVESTMENT DIVISION                    INVESTMENT DIVISION                    INVESTMENT DIVISION
--------------- ------------------------ -------------------------------------- --------------------------------------
        2008                     2007             2008                  2007             2008                  2007
--------------- ------------------------ ---------------- --------------------- ----------------     -----------------
  $ (680,945)              $ (399,948)      $ (656,900)         $ (1,061,879)    $ (1,341,331)         $ (4,659,633)
    (670,672)               1,538,667         (653,008)              965,067        1,805,050             1,602,284
 (25,252,337)               2,970,884      (26,911,119)            3,629,986     (135,592,725)           12,421,508
--------------- ------------------------ ---------------- --------------------- ----------------     -----------------
 (26,603,954)               4,109,603      (28,221,027)            3,533,174     (135,129,006)            9,364,159
--------------- ------------------------ ---------------- --------------------- ----------------     -----------------
   9,937,303                6,406,504       37,196,841            28,995,189      128,333,557           149,527,563
  21,122,408               21,296,807       54,103,485            49,841,700       73,794,760           130,511,391
    (141,242)                 (36,246)        (458,059)             (114,345)      (1,662,525)             (477,730)
  (3,751,687)              (1,891,131)     (14,295,878)           (6,478,951)     (39,499,877)          (20,763,150)
--------------- ------------------------ ---------------- --------------------- ----------------     -----------------
  27,166,782               25,775,934       76,546,389            72,243,593      160,965,915           258,798,074
--------------- ------------------------ ---------------- --------------------- ----------------     -----------------
     562,828               29,885,537       48,325,362            75,776,767       25,836,909           268,162,233
  52,009,160               22,123,623      117,554,292            41,777,525      480,507,437           212,345,204
--------------- ------------------------ ---------------- --------------------- ----------------     -----------------
$ 52,571,988             $ 52,009,160    $ 165,879,654         $ 117,554,292    $ 506,344,346         $ 480,507,437
=============== ======================== ================ ===================== ================     =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                       MSF METLIFE
                                              MSF METLIFE MODERATE ALLOCATION    MODERATE TO AGGRESSIVE ALLOCATION
                                                          INVESTMENT DIVISION                  INVESTMENT DIVISION
                                        ------------------------------------- ------------------------------------
                                                   2008               2007             2008                2007
                                        ------------------ ------------------ ----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (6,944,660)     $ (11,313,159)    $ (8,099,841)       $ (9,797,793)
  Net realized gains (losses)                 9,525,724          1,849,234        9,435,581           2,102,401
  Change in unrealized gains (losses)
     on investments                        (459,107,249)        22,083,653     (488,346,641)          8,665,318
                                        ------------------ ------------------ ----------------     ---------------
     Net increase (decrease) in net
       assets resulting from operations    (456,526,185)        12,619,728     (487,010,901)            969,926
                                        ------------------ ------------------ ----------------     ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                        361,325,978        461,716,037      331,653,787         476,251,298
  Net transfers (including fixed
     account)                               140,505,258        326,048,153       75,077,331         254,492,847
  Contract charges                           (5,380,587)        (1,539,452)      (5,703,525)         (1,529,410)
  Transfers for contract benefits and
     terminations                           (72,125,708)       (40,016,196)     (45,344,739)        (25,732,472)
                                        ------------------ ------------------ ----------------     ---------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                424,324,941        746,208,542      355,682,854         703,482,263
                                        ------------------ ------------------ ----------------     ---------------
     Net increase (decrease) in
       net assets                           (32,201,244)       758,828,270     (131,328,047)        704,452,189
NET ASSETS:
  Beginning of period                     1,243,038,089        484,209,819    1,105,869,460         401,417,271
                                        ------------------ ------------------ ----------------     ---------------
  End of Period                         $ 1,210,836,845    $ 1,243,038,089    $ 974,541,413     $ 1,105,869,460
                                        ================== ================== ================ ===================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MSF METLIFE AGGRESSIVE ALLOCATION                 MSF FI LARGE CAP         FIDELITY VIP MONEY MARKET
              INVESTMENT DIVISION              INVESTMENT DIVISION               INVESTMENT DIVISION
--------------------------------- -------------------------------- ---------------------------------
        2008                 2007           2008             2007            2008            2007
---------------     ---------------- -------------   ------------ ---------------   ------------
  $ (492,018)          $ (810,266)     $ (79,346)      $ (61,888)      $ 325,385       $ 552,205
    (472,242)           1,588,548       (422,031)        395,196              --              --
 (34,425,691)            (689,990)    (3,050,418)       (283,973)             --              --
---------------     ---------------- -------------   ------------ ---------------   ------------
 (35,389,951)              88,292     (3,551,795)         49,335         325,385         552,205
---------------     ---------------- -------------   ------------ ---------------   ------------
  17,148,110           27,945,493      1,545,503       1,983,618       5,171,349       4,184,569
  (5,381,218)          14,979,959      1,918,722       1,405,648         482,877       2,068,392
    (195,743)             (87,418)        (9,750)         (4,026)             --              --
  (4,825,585)          (3,432,067)      (259,893)       (247,620)     (6,842,344)     (2,299,314)
---------------     ---------------- -------------   ------------ ---------------   ------------
   6,745,564           39,405,967      3,194,582       3,137,620      (1,188,118)      3,953,647
---------------     ---------------- -------------   ------------ ---------------   ------------
 (28,644,387)          39,494,259       (357,213)      3,186,955        (862,733)      4,505,852
  82,686,153           43,191,894      6,017,112       2,830,157      15,686,013      11,180,161
---------------     ---------------- -------------   ------------ ---------------   ------------
$ 54,041,766         $ 82,686,153    $ 5,659,899     $ 6,017,112    $ 14,823,280    $ 15,686,013
===============     ================ =============   ============ ===============   ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           FIDELITY VIP EQUITY-INCOME              FIDELITY VIP GROWTH
                                                  INVESTMENT DIVISION              INVESTMENT DIVISION
                                        -------------------------------- --------------------------------
                                                2008             2007            2008             2007
                                        --------------- ---------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 1,278,896      $ 1,046,382      $ (173,753)      $ (163,160)
  Net realized gains (losses)             (3,051,286)      11,907,756      (1,666,048)      (1,450,619)
  Change in unrealized gains (losses)
     on investments                      (45,260,016)     (11,883,023)    (61,901,896)      32,118,226
                                        --------------- ---------------- --------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations  (47,032,406)       1,071,115     (63,741,697)      30,504,447
                                        --------------- ---------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                       4,098,015        6,313,998       5,078,607        6,213,300
  Net transfers (including fixed
     account)                             (7,893,736)      (3,383,132)     (4,836,817)      (3,516,281)
  Contract charges                            (4,158)          (2,473)         (5,790)          (3,264)
  Transfers for contract benefits and
     terminations                        (12,354,578)     (15,733,391)    (15,920,623)     (15,773,382)
                                        --------------- ---------------- --------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions             (16,154,457)     (12,804,998)    (15,684,623)     (13,079,627)
                                        --------------- ---------------- --------------- ----------------
     Net increase (decrease) in
       net assets                        (63,186,863)     (11,733,883)    (79,426,320)      17,424,820
NET ASSETS:
  Beginning of period                    120,473,616      132,207,499     145,295,256      127,870,436
                                        --------------- ---------------- --------------- ----------------
  End of Period                         $ 57,286,753    $ 120,473,616    $ 65,868,936    $ 145,295,256
                                        =============== ================ =============== ================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FIDELITY VIP INVESTMENT GRADE BOND          CALVERT SOCIAL BALANCED     CALVERT SOCIAL MID CAP GROWTH
                  INVESTMENT DIVISION              INVESTMENT DIVISION               INVESTMENT DIVISION
------------------------------------- --------------------------------  ---------------------------------
        2008                  2007            2008              2007           2008               2007
---------------     ----------------- --------------- ----------------- -------------- ------------------
   $ 654,625             $ 598,208       $ 709,941         $ 788,459      $ (98,997)        $ (118,491)
    (210,326)             (195,328)       (125,673)        3,631,755        209,321            502,588
  (1,252,833)              269,086     (19,774,020)       (3,428,909)    (4,605,855)           694,117
---------------     ----------------- --------------- ----------------- -------------- ------------------
    (808,534)              671,966     (19,189,752)          991,305     (4,495,531)         1,078,214
---------------     ----------------- --------------- ----------------- -------------- ------------------
   1,425,519             2,169,532       4,397,353         5,149,832        995,743          1,129,029
  (1,120,254)            1,761,065      (3,439,822)       (1,959,599)      (464,588)          (172,737)
      (1,850)                 (901)         (9,478)           (4,869)        (1,897)              (956)
  (3,015,146)           (3,161,109)     (4,311,562)       (5,063,221)    (1,010,202)        (1,701,983)
---------------     ----------------- --------------- ----------------- -------------- ------------------
  (2,711,731)              768,587      (3,363,509)       (1,877,857)      (480,944)          (746,647)
---------------     ----------------- --------------- ----------------- -------------- ------------------
  (3,520,265)            1,440,553     (22,553,261)         (886,552)    (4,976,475)           331,567
  20,883,287            19,442,734      62,179,011        63,065,563     12,291,484         11,959,917
---------------     ----------------- --------------- ----------------- -------------- ------------------
$ 17,363,022          $ 20,883,287    $ 39,625,750      $ 62,179,011    $ 7,315,009       $ 12,291,484
===============     ================= =============== ================= ============== ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                             MIST LORD ABBETT BOND DEBENTURE    MIST MFS RESEARCH INTERNATIONAL
                                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                          ---------------------------------- ----------------------------------
                                                   2008              2007             2008              2007
                                          ---------------- ----------------- ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 6,624,077       $ 9,148,394      $ 1,021,156         $ (11,903)
  Net realized gains (losses)                (1,768,825)        3,190,944       10,083,122        31,869,601
  Change in net unrealized gains (losses)
     on investments                         (51,664,533)         (686,059)    (134,576,886)      (13,386,442)
                                          ---------------- ----------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations     (46,809,281)       11,653,279     (123,472,608)       18,471,256
                                          ---------------- ----------------- ---------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                         14,897,180        25,910,027       25,234,016        21,537,076
  Net transfers (including fixed
     account)                               (25,903,425)       23,575,253       77,754,240        31,543,550
  Contract charges                             (369,669)         (194,314)        (388,580)         (153,465)
  Transfers for contract benefits and
     terminations                           (18,743,525)      (20,893,544)     (16,091,620)      (11,678,263)
                                          ---------------- ----------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                 (30,119,439)       28,397,422       86,508,056        41,248,898
                                          ---------------- ----------------- ---------------- -----------------
     Net increase (decrease) in
       net assets                           (76,928,720)       40,050,701      (36,964,552)       59,720,154
NET ASSETS:
  Beginning of period                       250,880,658       210,829,957      206,951,217       147,231,063
                                          ---------------- ----------------- ---------------- -----------------
  End of period                           $ 173,951,938     $ 250,880,658    $ 169,986,665     $ 206,951,217
                                          ================ ================= ================ =================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST T. ROWE PRICE MID CAP GROWTH           MIST PIMCO TOTAL RETURN              MIST RCM TECHNOLOGY
              INVESTMENT DIVISION               INVESTMENT DIVISION              INVESTMENT DIVISION
------------------------------------ --------------------------------- --------------------------------
         2008                2007             2008             2007            2008             2007
---------------- ------------------- ---------------- ---------------- --------------- ----------------
 $ (2,097,097)       $ (1,788,325)    $ 12,927,170      $ 9,144,952    $ 10,405,310       $ (837,550)
   15,016,948          12,178,140       11,487,658        1,288,205      11,693,990        5,327,861
  (91,290,543)          8,019,597      (31,136,212)      17,341,489     (69,324,906)      11,395,210
---------------- ------------------- ---------------- ---------------- --------------- ----------------
  (78,370,692)         18,409,412       (6,721,384)      27,774,646     (47,225,606)      15,885,521
---------------- ------------------- ---------------- ---------------- --------------- ----------------
   16,188,261          16,682,150       46,531,152       37,666,246       7,165,246        5,651,466
   (2,749,720)         50,271,696         (835,353)      23,826,828     (10,252,475)      42,844,704
     (282,748)           (115,826)        (865,178)        (358,856)       (143,210)         (49,813)
  (10,979,968)        (11,087,494)     (45,534,684)     (38,060,773)     (6,314,641)      (5,825,384)
---------------- ------------------- ---------------- ---------------- --------------- ----------------
    2,175,825          55,750,526         (704,063)      23,073,445      (9,545,080)      42,620,973
---------------- ------------------- ---------------- ---------------- --------------- ----------------
  (76,194,867)         74,159,938       (7,425,447)      50,848,091     (56,770,686)      58,506,494
  193,009,732         118,849,794      488,859,178      438,011,087     109,742,282       51,235,788
---------------- ------------------- ---------------- ---------------- --------------- ----------------
$ 116,814,865       $ 193,009,732    $ 481,433,731    $ 488,859,178    $ 52,971,596    $ 109,742,282
================ =================== ================ ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                      MIST LAZARD MID CAP     MIST MET/AIM SMALL CAP GROWTH
                                                      INVESTMENT DIVISION               INVESTMENT DIVISION
                                          ------------------------------- ---------------   ---------------
                                                  2008            2007            2008              2007
                                          --------------- --------------- ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ (159,677)     $ (721,656)     $ (368,890)       $ (412,459)
  Net realized gains (losses)               (1,689,996)      6,328,624       1,303,682         1,693,769
  Change in net unrealized gains (losses)
     on investments                        (22,366,432)    (10,867,276)    (13,977,407)        1,033,409
                                          --------------- --------------- ---------------   ---------------
     Net increase (decrease) in net
       assets resulting from operations    (24,216,105)     (5,260,308)    (13,042,615)        2,314,719
                                          --------------- --------------- ---------------   ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                         3,679,314      10,349,741       2,097,548         3,471,663
  Net transfers (including fixed
     account)                              (10,769,913)     16,611,588      (1,042,539)        3,891,707
  Contract charges                            (105,540)        (67,121)        (52,169)          (28,460)
  Transfers for contract benefits and
     terminations                           (3,639,958)     (5,423,509)     (1,822,394)       (2,041,432)
                                          --------------- --------------- ---------------   ---------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                (10,836,097)     21,470,699        (819,554)        5,293,478
                                          --------------- --------------- ---------------   ---------------
     Net increase (decrease) in
       net assets                          (35,052,202)     16,210,391     (13,862,169)        7,608,197
NET ASSETS:
  Beginning of period                       71,203,257      54,992,866      33,578,933        25,970,736
                                          --------------- --------------- ---------------   ---------------
  End of period                           $ 36,151,055    $ 71,203,257    $ 19,716,764      $ 33,578,933
                                          =============== =============== ===============   ===============

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST HARRIS OAKMARK INTERNATIONAL    MIST OPPENHEIMER CAPITAL APPRECIATION    MIST LEGG MASON PARTNERS AGGRESSIVE GROWTH
                 INVESTMENT DIVISION                      INVESTMENT DIVISION                           INVESTMENT DIVISION
------------------------------------ ---------------------------------------- ---------------------------------------------
         2008                2007            2008                     2007            2008                          2007
---------------- ------------------- ---------------     -------------------- ---------------     -------------------------
  $ 1,027,874        $ (1,972,075)      $ 589,085               $ (246,562)     $ (285,633)                   $ (357,794)
   18,363,985          51,059,188       5,465,114                1,257,595      (1,409,063)                    3,721,188
 (150,086,242)        (60,237,702)    (21,467,507)                 765,329      (8,851,362)                   (2,932,855)
---------------- ------------------- ---------------     -------------------- ---------------     -------------------------
 (130,694,383)        (11,150,589)    (15,413,308)               1,776,362     (10,546,058)                      430,539
---------------- ------------------- ---------------     -------------------- ---------------     -------------------------
   18,727,670          53,021,208       4,947,027                4,328,193       1,655,761                     2,546,882
  (66,985,279)          7,757,092       2,884,069               11,491,711      (1,908,648)                   (4,288,505)
     (528,826)           (366,595)        (59,769)                 (21,343)        (32,138)                      (20,581)
  (18,466,945)        (26,091,782)     (1,838,981)              (1,269,835)     (2,072,152)                   (2,284,387)
---------------- ------------------- ---------------     -------------------- ---------------     -------------------------
  (67,253,380)         34,319,923       5,932,346               14,528,726      (2,357,177)                   (4,046,591)
---------------- ------------------- ---------------     -------------------- ---------------     -------------------------
 (197,947,763)         23,169,334      (9,480,962)              16,305,088     (12,903,235)                   (3,616,052)
  364,951,267         341,781,933      29,078,859               12,773,771      28,433,627                    32,049,679
---------------- ------------------- ---------------     -------------------- ---------------     -------------------------
$ 167,003,504       $ 364,951,267    $ 19,597,897             $ 29,078,859    $ 15,530,392                  $ 28,433,627
================ =================== ===============     ==================== ===============     =========================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                             MIST THIRD AVENUE SMALL CAP VALUE    MIST CLARION GLOBAL REAL ESTATE
                                                           INVESTMENT DIVISION                INVESTMENT DIVISION
                                          ------------------- ---------------- ----------------------------------
                                                 2008                  2007             2008              2007
                                          --------------      ---------------- ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ (26,212)            $ (15,655)       $ 877,623      $ (1,335,789)
  Net realized gains (losses)                 218,118               422,644        4,581,973        55,323,936
  Change in net unrealized gains (losses)
     on investments                        (2,248,427)             (750,746)    (118,403,745)     (118,107,390)
                                          --------------      ---------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    (2,056,521)             (343,757)    (112,944,149)      (64,119,243)
                                          --------------      ---------------- ---------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                        1,567,519             2,139,108       17,586,427        49,142,054
  Net transfers (including fixed
     account)                                (728,237)              103,227      (23,516,824)      (51,930,785)
  Contract charges                            (12,458)               (7,188)        (480,511)         (323,450)
  Transfers for contract benefits and
     terminations                            (188,065)             (178,231)     (17,017,274)      (25,326,696)
                                          --------------      ---------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                   638,759             2,056,916      (23,428,182)      (28,438,877)
                                          --------------      ---------------- ---------------- -----------------
     Net increase (decrease) in
       net assets                          (1,417,762)            1,713,159     (136,372,331)      (92,558,120)
NET ASSETS:
  Beginning of period                       6,558,207             4,845,048      289,685,350       382,243,470
                                          --------------      ---------------- ---------------- -----------------
  End of period                           $ 5,140,445           $ 6,558,207    $ 153,313,019     $ 289,685,350
                                          ==============      ================ ================ =================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     MIST LEGG MASON VALUE EQUITY             MIST SSGA GROWTH ETF    MIST SSGA GROWTH AND INCOME ETF
              INVESTMENT DIVISION              INVESTMENT DIVISION                INVESTMENT DIVISION
--------------------------------- -------------------------------- ----------------------------------
        2008              2007           2008              2007           2008                2007
--------------- ----------------- -------------- ----------------- -------------- -------------------
  $ (263,747)       $ (465,531)      $ 17,748         $ (97,814)      $ 18,290           $ (56,745)
  (1,141,071)          586,474       (781,487)          459,096       (137,016)            205,403
 (15,608,813)       (2,491,612)    (3,117,487)         (182,242)    (2,073,544)            (44,450)
--------------- ----------------- -------------- ----------------- -------------- -------------------
 (17,013,631)       (2,370,669)    (3,881,226)          179,040     (2,192,270)            104,208
--------------- ----------------- -------------- ----------------- -------------- -------------------
   1,663,185         2,901,470        934,339         1,764,431      1,700,934             589,417
     244,342        (1,181,490)    (2,216,753)        7,249,580      4,499,417           1,742,162
     (36,722)          (27,047)       (19,268)           (8,024)       (10,892)             (4,020)
  (1,947,635)       (2,610,329)      (562,120)         (298,018)      (432,037)           (212,118)
--------------- ----------------- -------------- ----------------- -------------- -------------------
     (76,830)         (917,396)    (1,863,802)        8,707,969      5,757,422           2,115,441
--------------- ----------------- -------------- ----------------- -------------- -------------------
 (17,090,461)       (3,288,065)    (5,745,028)        8,887,009      3,565,152           2,219,649
  31,321,834        34,609,899     12,579,610         3,692,601      5,202,299           2,982,650
--------------- ----------------- -------------- ----------------- -------------- -------------------
$ 14,231,373      $ 31,321,834    $ 6,834,582      $ 12,579,610    $ 8,767,451         $ 5,202,299
=============== ================= ============== ================= ============== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                          MIST PIMCO INFLATION PROTECTED BOND                 MIST JANUS FORTY
                                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                          -------------------- ----------------- --------------------------------
                                                   2008                  2007             2008          2007(a)
                                          ----------------     ----------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 3,635,191              $ 90,291      $ 4,719,764      $ (119,143)
  Net realized gains (losses)                (3,968,140)              104,897       (3,016,168)         52,778
  Change in net unrealized gains (losses)
     on investments                         (24,763,988)            2,068,740      (89,296,980)      2,096,211
                                          ----------------     ----------------- ---------------- ---------------
     Net increase (decrease) in net
       assets resulting from operations     (25,096,937)            2,263,928      (87,593,384)      2,029,846
                                          ----------------     ----------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                         31,685,042             6,010,072       34,749,493       3,387,129
  Net transfers (including fixed
     account)                               148,648,965            21,883,320      151,241,251      45,615,571
  Contract charges                             (287,963)              (24,928)        (247,240)        (11,996)
  Transfers for contract benefits and
     terminations                           (12,536,689)           (1,853,211)      (9,256,481)       (508,494)
                                          ----------------     ----------------- ---------------- ---------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                 167,509,355            26,015,253      176,487,023      48,482,210
                                          ----------------     ----------------- ---------------- ---------------
     Net increase (decrease) in
       net assets                           142,412,418            28,279,181       88,893,639      50,512,056
NET ASSETS:
  Beginning of period                        41,963,317            13,684,136       50,512,056              --
                                          ----------------     ----------------- ---------------- ---------------
  End of period                           $ 184,375,735          $ 41,963,317    $ 139,405,695    $ 50,512,056
                                          ================     ================= ================ ===============

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      MIST BLACKROCK LARGE CAP CORE                        VARIABLE B                       VARIABLE C
                INVESTMENT DIVISION               INVESTMENT DIVISION              INVESTMENT DIVISION
----------------------------------- --------------------------------- --------------------------------
         2008             2007(a)           2008              2007           2008              2007
---------------- ------------------ --------------- ----------------- -------------- -----------------
 $ (3,872,714)      $ (9,155,867)      $ (40,838)        $ 202,018        $ 7,121          $ 26,269
    4,222,503            859,655        (111,529)         (596,216)        10,421           514,899
 (388,077,399)        11,649,148      (9,765,246)        2,121,375       (789,938)         (407,879)
---------------- ------------------ --------------- ----------------- -------------- -----------------
 (387,727,610)         3,352,936      (9,917,613)        1,727,177       (772,396)          133,289
---------------- ------------------ --------------- ----------------- -------------- -----------------
   24,192,864         19,373,709          13,944            18,364          7,765             7,542
  (59,319,532)     1,161,274,973        (312,772)         (605,844)       (16,729)               --
     (141,355)          (121,743)             --                --             (3)               --
  (84,967,697)       (86,405,776)     (3,069,126)       (5,141,649)      (260,895)         (162,239)
---------------- ------------------ --------------- ----------------- -------------- -----------------
 (120,235,720)     1,094,121,163      (3,367,954)       (5,729,129)      (269,862)         (154,697)
---------------- ------------------ --------------- ----------------- -------------- -----------------
 (507,963,330)     1,097,474,099     (13,285,567)       (4,001,952)    (1,042,258)          (21,408)
1,097,474,099                 --      28,073,493        32,075,445      2,233,598         2,255,006
---------------- ------------------ --------------- ----------------- -------------- -----------------
$ 589,510,769    $ 1,097,474,099    $ 14,787,926      $ 28,073,493    $ 1,191,340       $ 2,233,598
================ ================== =============== ================= ============== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                         MIST                   MIST                   MIST                   MIST
                                               AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS          MET/TEMPLETON
                                          BALANCED ALLOCATION      GROWTH ALLOCATION    MODERATE ALLOCATION                 GROWTH
                                          INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                          ---------------------- ---------------------- ---------------------- --------------------
                                                       2008(b)                2008(b)                2008(b)                2008(b)
                                          ---------------------- ---------------------- ---------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                    $ 2,005,446            $ 3,733,857            $ 3,654,476                $ 1,515
  Net realized gains (losses)                        (355,370)              (120,462)              (638,030)               (15,247)
  Change in net unrealized gains (losses)
     on investments                               (15,004,519)           (33,400,127)           (19,899,584)              (414,664)
                                          ---------------------- ---------------------- ---------------------- --------------------
     Net increase (decrease) in net
       assets resulting from operations           (13,354,443)           (29,786,732)           (16,883,138)              (428,396)
                                          ---------------------- ---------------------- ---------------------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                               20,399,671             44,728,651             55,277,073              1,419,225
  Net transfers (including fixed
     account)                                      57,701,640             85,395,049             81,208,138              1,195,992
  Contract charges                                    (48,734)              (167,615)               (83,463)                  (615)
  Transfers for contract benefits and
     terminations                                    (957,048)            (1,162,654)            (2,606,759)               (18,349)
                                          ---------------------- ---------------------- ---------------------- --------------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                        77,095,529            128,793,431            133,794,989              2,596,253
                                          ---------------------- ---------------------- ---------------------- --------------------
     Net increase (decrease) in
       net assets                                  63,741,086             99,006,699            116,911,851              2,167,857
NET ASSETS:
  Beginning of period                                      --                     --                     --                     --
                                          ---------------------- ---------------------- ---------------------- --------------------
  End of period                                  $ 63,741,086           $ 99,006,699          $ 116,911,851            $ 2,167,857
                                          ====================== ====================== ====================== ====================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                   MIST MET/FRANKLIN
     MIST MET/FRANKLIN      MIST MET/FRANKLIN              TEMPLETON
                INCOME          MUTUAL SHARES      FOUNDING STRATEGY               AMERICAN FUNDS GROWTH
   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION                 INVESTMENT DIVISION
---------------------- ---------------------- ---------------------- -----------------------------------
             2008(b)                2008(b)                2008(b)            2008               2007
---------------------- ---------------------- ---------------------- ---------------- ------------------
          $ 159,271              $ 112,826              $ 261,654     $ (7,116,151)      $ (8,363,917)
            (70,887)               (88,815)              (491,774)     120,067,924        110,648,389
         (1,092,658)            (1,009,260)            (3,971,896)    (709,244,939)        19,967,396
---------------------- ---------------------- ---------------------- ---------------- ------------------
         (1,004,274)              (985,249)            (4,202,016)    (596,293,166)       122,251,868
---------------------- ---------------------- ---------------------- ---------------- ------------------
          3,156,930              1,617,727              6,348,315       96,162,669        134,836,516
          6,495,653              4,035,016             17,837,792      (13,106,689)        43,118,590
             (2,542)                (2,626)               (27,546)      (1,949,415)        (1,086,508)
           (158,775)               (62,448)              (189,597)     (78,643,259)       (90,455,120)
---------------------- ---------------------- ---------------------- ---------------- ------------------
          9,491,266              5,587,669             23,968,964        2,463,306         86,413,478
---------------------- ---------------------- ---------------------- ---------------- ------------------
          8,486,992              4,602,420             19,766,948     (593,829,860)       208,665,346
                 --                     --                     --    1,339,638,488      1,130,973,142
---------------------- ---------------------- ---------------------- ---------------- ------------------
        $ 8,486,992            $ 4,602,420           $ 19,766,948    $ 745,808,628    $ 1,339,638,488
====================== ====================== ====================== ================ ==================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                               AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                        INVESTMENT DIVISION                           INVESTMENT DIVISION
                                          --------------------------------- ---------------------------------------------
                                                   2008             2007             2008                         2007
                                          ---------------- ---------------- ---------------- ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 1,632,786        $ 781,367     $ (7,786,636)                 $ 9,669,296
  Net realized gains (losses)                43,655,541       43,381,433       59,260,901                   75,232,113
  Change in net unrealized gains (losses)
     on investments                        (378,490,687)     (15,278,624)    (424,560,153)                  11,944,938
                                          ---------------- ---------------- ---------------- ----------------------------
     Net increase (decrease) in net
       assets resulting from operations    (333,202,360)      28,884,176     (373,085,888)                  96,846,347
                                          ---------------- ---------------- ---------------- ----------------------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                         50,078,692       85,617,553       46,769,230                   66,364,141
  Net transfers (including fixed
     account)                               (51,145,220)      30,496,560      (49,975,080)                 109,813,093
  Contract charges                           (1,165,979)        (679,011)        (938,640)                    (532,280)
  Transfers for contract benefits and
     terminations                           (59,045,300)     (68,668,111)     (39,194,424)                 (44,986,297)
                                          ---------------- ---------------- ---------------- ----------------------------
     Net increase (decrease) in net
       assets resulting from
       capital transactions                 (61,277,807)      46,766,991      (43,338,914)                 130,658,657
                                          ---------------- ---------------- ---------------- ----------------------------
     Net increase (decrease) in
       net assets                          (394,480,167)      75,651,167     (416,424,802)                 227,505,004
NET ASSETS:
  Beginning of period                       901,350,156      825,698,989      728,759,168                  501,254,164
                                          ---------------- ---------------- ---------------- ----------------------------
  End of period                           $ 506,869,989    $ 901,350,156    $ 312,334,366                $ 728,759,168
                                          ================ ================ ================ ============================

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

              AMERICAN FUNDS BOND
              INVESTMENT DIVISION
---------------------------------
         2008             2007
---------------- ----------------
  $ 5,575,536      $ 9,998,163
   (4,033,088)         883,331
  (18,645,250)      (8,588,996)
---------------- ----------------
  (17,102,802)       2,292,498
---------------- ----------------
   16,082,255       40,924,014
  (39,970,690)      89,559,631
     (285,165)        (129,859)
  (12,106,920)      (9,239,302)
---------------- ----------------
  (36,280,520)     121,114,484
---------------- ----------------
  (53,383,322)     123,406,982
  179,627,859       56,220,877
---------------- ----------------
$ 126,244,537    $ 179,627,859
================ ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Department of Insurance.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Metropolitan Series Fund, Inc. ("MSF")*
Fidelity Variable Insurance Products ("Fidelity VIP")
Calvert Variable Series, Inc. ("Calvert")

Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the contract owner. The following Investment Divisions were available for investment as of December 31, 2008:

MSF BlackRock Diversified Investment Division*
MSF BlackRock Aggressive Growth
Investment Division*
MSF MetLife Stock Index Investment Division*
MSF Julius Baer International Stock
Investment Division*
MSF FI Mid Cap Opportunities Investment Division*
MSF T. Rowe Price Small Cap Growth
Investment Division*
MSF Oppenheimer Global Equity Investment Division*
MSF MFS Value Investment Division*
MSF Neuberger Berman Mid Cap Value
Investment Division*
MSF T. Rowe Price Large Cap Growth
Investment Division*
MSF Lehman Brothers Aggregate Bond Index
Investment Division*
MSF Morgan Stanley EAFE Index
Investment Division*
MSF Russell 2000 Index Investment Division*
MSF Jennison Growth Investment Division*
MSF BlackRock Strategic Value Investment Division*
MSF MetLife Mid Cap Stock Index
Investment Division*
MSF Franklin Templeton Small Cap Growth
Investment Division*
MSF BlackRock Large Cap Value Investment Division*
MSF BlackRock Bond Income Investment Division*
MSF BlackRock Money Market Investment Division*
MSF Davis Venture Value Investment Division*
MSF Loomis Sayles Small Cap Investment Division*

MSF Harris Oakmark Focused Value Investment
Division*
MSF Western Asset Management Strategic Bond
Opportunities Investment Division*
MSF Western Asset Management U.S. Government
Investment Division*
MSF FI Value Leaders Investment Division*
MSF MFS Total Return Investment Division*
MSF BlackRock Legacy Large Cap Growth
Investment Division*
MSF MetLife Conservative Allocation Investment
Division*
MSF MetLife Conservative to Moderate Allocation
Investment Division*
MSF MetLife Moderate Allocation Investment Division*
MSF MetLife Moderate to Aggressive Allocation
Investment Division*
MSF MetLife Aggressive Allocation Investment
Division*
MSF FI Large Cap Investment Division*
Fidelity VIP Money Market Investment Division
Fidelity VIP Equity-Income Investment Division
Fidelity VIP Growth Investment Division
Fidelity VIP Investment Grade Bond Investment
Division
Calvert Social Balanced Investment Division
Calvert Social Mid Cap Growth Investment Division
MIST Lord Abbett Bond Debenture Investment
Division*
MIST MFS Research International Investment
Division*
MIST T. Rowe Price Mid Cap Growth Investment
Division*
MIST PIMCO Total Return Investment Division*

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (Continued)

MIST RCM Technology Investment Division*
MIST Lazard Mid Cap Investment Division*
MIST Met/AIM Small Cap Growth Investment
Division*
MIST Harris Oakmark International Investment
Division*
MIST Oppenheimer Capital Appreciation Investment
Division*
MIST Legg Mason Partners Aggressive Growth
Investment Division*
MIST Third Avenue Small Cap Value Investment
Division
MIST Clarion Global Real Estate Investment Division*
MIST Legg Mason Value Equity Investment Division*
MIST SSgA Growth ETF Investment Division*
MIST SSgA Growth and Income ETF Investment
Division*
MIST PIMCO Inflation Protected Bond Investment
Division*
MIST Janus Forty Investment Division*
MIST BlackRock Large Cap Core Investment Division*


Variable B Investment Division (a)
Variable C Investment Division (a)
Variable D Investment Division**
MIST American Funds Balanced Allocation
Investment Division (b)*
MIST American Funds Growth Allocation
Investment Division (b)*
MIST American Funds Moderate Allocation
Investment Division (b)*
MIST Met/Templeton Growth Investment Division (b)*
MIST Met/Franklin Income Investment Division (b)*
MIST Met/Franklin Mutual Shares Investment
Division (b)*
MIST Met/Franklin Templeton Founding Strategy
Investment Division (b)*
American Funds Growth Investment Division
American Funds Growth-Income Investment Division
American Funds Global Small Capitalization
Investment Division
American Funds Bond Investment Division

(a) Variable B Investment Division and Variable C Investment Division only invest in the BlackRock Large Cap Core Portfolio.

(b) This Investment Division began operations during the year ended December 31, 2008.


* This Investment Division invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Investment Division had no net assets as of December 31, 2008.


The following Investment Division ceased operations during the year ended December 31, 2008:

Fidelity VIP Overseas Investment Division

The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

FI International Stock Portfolio
Harris Oakmark Large Cap Value Portfolio
Neuberger Berman Real Estate Portfolio
Cyclical Growth ETF Portfolio
Cyclical Growth and Income ETF Portfolio

NEW NAME

Julius Baer International Stock Portfolio
MFS Value Portfolio
Clarion Global Real Estate Portfolio
SSgA Growth ETF Portfolio
SSgA Growth and Income ETF Portfolio

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

Substitution:

OLD NAME

Fidelity VIP Overseas Portfolio

NEW NAME

MFS Research International Portfolio

This report is prepared for the general information of the contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Investment Divisions' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Investment Divisions.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

NET TRANSFERS
Funds transferred by the contract owner into or out of the Investment Divisions within the Separate Account or into and out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Investment Division invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Investment Divisions.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Investment Divisions.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Investment Divisions:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

EARNINGS PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality & Expense Risk      0.50% - 1.95%
                              -------------
Administrative                0.20% - 0.75%
                              -------------
Optional Death Benefit Rider  0.10% - 0.35%
                              -------------
Earnings Preservation Benefit         0.25%
                              =============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge which ranges from $15 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For those contract owners who choose optional living benefit riders, these charges range from 0.50% to 0.85% of the account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                          ------------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ------------- ------------- --------------
MSF BlackRock Diversified Investment Division              54,617,928   907,609,273    45,087,013    191,584,079
MSF BlackRock Aggressive Growth Investment Division        22,069,314   490,040,072    28,616,380     85,008,825
MSF MetLife Stock Index Investment Division                90,104,943 2,773,315,903   373,666,668    394,035,200
MSF Julius Baer International Stock Investment Division    21,675,036   252,462,758    64,836,503     34,736,511
MSF FI Mid Cap Opportunities Investment Division           27,148,363   551,464,098    27,999,049     79,620,798
MSF T.Rowe Price Small Cap Growth Investment Division      15,211,188   188,061,407    53,716,410     31,624,141
MSF Oppenheimer Global Equity Investment Division          13,859,613   190,946,769    23,990,058     35,309,014
MSF MFS Value Investment Division                          23,336,662   303,676,535   422,602,198    401,525,577
MSF Neuberger Berman Mid Cap Value Investment Division     25,645,694   485,031,631    41,223,336     90,805,990
MSF T.Rowe Price Large Cap Growth Investment Division      14,544,598   187,740,027    31,234,408     39,799,387
MSF Lehman Brothers Aggregate Bond Index
  Investment Division                                      69,120,592   735,271,920    87,581,047    270,387,251
MSF Morgan Stanley EAFE Index Investment Division          33,242,398   404,771,217    97,565,734     47,970,284
MSF Russell 2000 Index Investment Division                 20,712,934   264,358,861    37,540,411     43,907,260
MSF Jennison Growth Investment Division                     3,035,109    34,777,134    10,629,672      9,118,484
MSF BlackRock Strategic Value Investment Division          30,257,143   473,776,766    50,297,906     86,500,688
MSF MetLife Mid Cap Stock Index Investment Division        26,846,917   343,519,939    73,776,346     51,212,219
MSF Franklin Templeton Small Cap Growth
  Investment Division                                       4,870,291    47,401,727     9,183,968      8,398,306
MSF BlackRock Large Cap Value Investment Division          16,187,709   205,720,849    26,179,692     33,611,465
MSF BlackRock Bond Income Investment Division               3,908,438   421,442,715    43,427,845    103,029,140
MSF BlackRock Money Market Investment Division                665,897    66,589,774    43,053,217     16,708,901
MSF Davis Venture Value Investment Division                15,623,592   464,195,811    57,869,676     58,963,087
MSF Loomis Sayles Small Cap Investment Division               654,814   144,723,673    40,599,608     25,485,644
MSF Harris Oakmark Focused Value Investment Division        1,463,351   324,244,718    40,381,441     61,071,027
MSF Western Asset Management Strategic Bond Opportunities
  Investment Division                                      19,322,104   240,936,003    23,651,523     69,984,449
MSF Western Asset Management U.S. Government
  Investment Division                                      15,914,707   193,694,797    26,620,980     46,156,172
MSF FI Value Leaders Investment Division                      494,312    92,274,847    16,488,161     18,396,619
MSF MFS Total Return Investment Division                      860,284   123,267,740    23,829,672     27,243,128
MSF BlackRock Legacy Large Cap Growth
  Investment Division                                       3,160,634    73,525,174    40,630,729     14,144,435
MSF MetLife Conservative Allocation Investment Division    17,708,772   187,936,534   113,458,233     36,232,161
MSF MetLife Conservative to Moderate Allocation
  Investment Division                                      57,183,023   621,137,481   208,097,968     42,520,312
MSF MetLife Moderate Allocation Investment Division       144,627,796 1,622,856,884   479,458,462     45,374,051
MSF MetLife Moderate to Aggressive Allocation
  Investment Division                                     123,804,297 1,430,781,892   405,984,101     40,338,642
MSF MetLife Aggressive Allocation Investment Division       7,415,874    86,226,241    22,794,112     14,476,932
MSF FI Large Cap Investment Division                          705,907     8,808,567     5,155,248      2,047,914
Fidelity VIP Money Market Investment Division              14,823,280    14,823,280     9,682,602     10,545,336
Fidelity VIP Equity-Income Investment Division              4,346,491    99,074,180     2,863,971     17,640,683
Fidelity VIP Growth Investment Division                     2,799,360   110,989,916     2,819,342     18,677,724
Fidelity VIP Investment Grade Bond Investment Division      1,466,472    18,733,373     2,169,562      4,210,381
Calvert Social Balanced Investment Division                31,751,873    60,031,315     3,869,488      5,783,602
Calvert Social Mid Cap Growth Investment Division             385,207     9,215,751       759,417      1,267,414
MIST Lord Abbett Bond Debenture Investment Division        17,956,747   218,249,398    29,006,792     49,098,656
MIST MFS Research International Investment Division        23,052,818   300,420,419   136,896,946     28,574,770
MIST T. Rowe Price Mid Cap Growth Investment Division      22,340,825   187,449,209    54,497,629     35,198,504
MIST PIMCO Total Return Investment Division                41,793,545   486,365,745   125,798,557    101,121,088
MIST RCM Technology Investment Division                    22,409,365   105,186,043    65,698,216     40,586,730
MIST Lazard Mid Cap Investment Division                     5,239,743    67,716,137    10,818,769     17,631,702
MIST Met/AIM Small Cap Growth Investment Division           2,387,042    31,618,602     8,174,938      6,797,117
MIST Harris Oakmark International Investment Division      19,691,069   327,340,069    61,278,066     83,418,905

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                 FOR THE YEAR ENDED
                                                               AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                              ------------------------ ----------------------------
                                                                                             COST OF       PROCEEDS
                                                                  SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                              ---------- ------------- ------------- --------------
    MIST Oppenheimer Capital Appreciation Investment Division  5,032,577    39,606,434    19,700,302      5,603,253
    MIST Legg Masson Partners Aggressive Growth
      Investment Division                                      3,427,326    26,640,754     3,190,925      5,648,781
    MIST Third Avenue Small Cap Value Investment Division        501,543     7,803,982     2,205,786      1,192,361
    MIST Clarion Global Real Estate Investment Division       20,796,228   310,983,799    51,035,334     50,883,101
    MIST Legg Masson Value Equity Investment Division          3,108,430    30,408,247     5,946,599      5,292,395
    MIST SSgA Growth ETF Investment Division                     877,515     9,956,136     6,502,946      8,139,317
    MIST SSgA Growth and Income ETF Investment Division        1,036,467    10,753,782     8,469,569      2,561,921
    MIST PIMCO Inflation Protected Bond Investment Division   18,813,729   207,080,301   218,891,357     47,425,877
    MIST Janus Forty Investment Division                       3,193,231   226,607,703   208,769,119     24,727,106
    MIST BlackRock Large Cap Core Investment Division         88,457,126   965,940,990    57,111,837    141,685,139
    Variable B Investment Division                             2,217,085    24,257,801     1,456,015      3,851,068
    Variable C Investment Division                               178,608     1,957,310       105,147        284,113
    MIST American Funds Balanced Allocation
      Investment Division (a)                                  9,346,337    78,746,531    81,113,022      2,007,527
    MIST American Funds Growth Allocation
      Investment Division (a)                                 16,124,995   132,407,605   133,400,837        870,967
    MIST American Funds Moderate Allocation
      Investment Division (a)                                 15,630,028   136,812,192   143,227,822      5,773,863
    MIST Met/Templeton Growth Investment Division (a)            328,551     2,583,105     2,723,099        124,748
    MIST Met/Franklin Income Investment Division (a)           1,078,500     9,580,452    10,183,632        532,292
    MIST Met/Franklin Mutual Shares Investment Division (a)      711,452     5,612,367     6,099,113        397,932
    MIST Met/Franklin Templeton Founding Strategy
      Investment Division (a)                                  2,836,114    23,739,611    26,869,498      2,638,114
    American Funds Growth Investment Division                 22,416,897 1,173,128,636   232,376,665    111,760,237
    American Funds Growth - Income Investment Division        21,023,300   740,126,811    88,105,607     99,537,072
    American Funds Global Small Capitalization
      Investment Division                                     28,316,994   612,279,968   131,845,435    108,545,588
    American Funds Bond Investment Division                   13,473,441   152,350,276    20,882,376     51,185,694

(a) For the period April 28, 2008 to December 31, 2008.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK AGGRESSIVE GROWTH
                                        INVESTMENT DIVISION                INVESTMENT DIVISION
                                  ---------------------------- ----------------------------------
                                        2008           2007          2008                 2007
                                  ------------- -------------- ------------- --------------------
Units beginning of year           32,591,838     37,524,987    17,334,970           19,462,810
Units issued and transferred
  from other funding options       1,570,068      2,028,793     2,309,757            1,899,154
Units redeemed and transferred to
  other funding options           (7,288,010)    (6,961,942)   (3,874,623)          (4,026,994)
                                  ------------- -------------- ------------- --------------------
Units end of year                 26,873,896     32,591,838    15,770,104           17,334,970
                                  ============= ============== ============= ====================

                                  MSF T. ROWE PRICE SMALL CAP GROWTH    MSF OPPENHEIMER GLOBAL EQUITY
                                                 INVESTMENT DIVISION              INVESTMENT DIVISION
                                  ------------------------------------- --------------------------------
                                        2008                    2007          2008               2007
                                  ------------- ----------------------- ------------- ------------------
Units beginning of year           14,098,367              15,920,124    12,316,636         12,575,044
Units issued and transferred
  from other funding options       2,479,685               1,915,838     1,899,108          2,561,031
Units redeemed and transferred to
  other funding options           (3,382,144)             (3,737,595)   (3,093,641)        (2,819,439)
                                  ------------- ----------------------- ------------- ------------------
Units end of year                 13,195,908              14,098,367    11,122,103         12,316,636
                                  ============= ======================= ============= ==================

                                         MSF LEHMAN BROTHERS
                                        AGGREGATE BOND INDEX    MSF MORGAN STANLEY EAFE INDEX
                                         INVESTMENT DIVISION              INVESTMENT DIVISION
                                  ----------------------------- --------------------------------
                                         2008           2007          2008               2007
                                  -------------- -------------- ------------- ------------------
Units beginning of year            66,587,191     63,513,866    29,199,070         27,068,654
Units issued and transferred
  from other funding options       11,337,645     16,275,832     9,431,489          8,563,431
Units redeemed and transferred to
  other funding options           (26,142,197)   (13,202,507)   (6,974,572)        (6,433,015)
                                  -------------- -------------- ------------- ------------------
Units end of year                  51,782,639     66,587,191    31,655,987         29,199,070
                                  ============== ============== ============= ==================

                                                                             MSF FRANKLIN TEMPLETON
                                  MSF METLIFE MID CAP STOCK INDEX                  SMALL CAP GROWTH
                                              INVESTMENT DIVISION               INVESTMENT DIVISION
                                  ---------------------------------- ---------------------------------
                                        2008                 2007                2008          2007
                                  ------------- -------------------- ------------------- -------------
Units beginning of year           21,967,595           21,158,755           4,412,289     4,513,538
Units issued and transferred
  from other funding options       7,017,189            5,855,629           1,018,324     1,308,087
Units redeemed and transferred to
  other funding options           (7,134,822)          (5,046,789)         (1,265,852)   (1,409,336)
                                  ------------- -------------------- ------------------- -------------
Units end of year                 21,849,962           21,967,595           4,164,761     4,412,289
                                  ============= ==================== =================== =============

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.

      MSF METLIFE STOCK INDEX    MSF JULIUS BAER INTERNATIONAL STOCK    MSF FI MID CAP OPPORTUNITIES
          INVESTMENT DIVISION                    INVESTMENT DIVISION             INVESTMENT DIVISION
----------------------------- -------------------------------------- -------------------------------
       2008           2007          2008                     2007          2008              2007
-------------- -------------- ------------- ------------------------ ------------- -----------------
 74,008,454     78,739,098    14,317,870               14,686,869    29,442,363        33,093,245
 13,292,097     11,437,841     3,248,960                3,053,936     4,661,771         3,515,845
(16,798,601)   (16,168,485)   (3,363,030)              (3,422,935)   (7,072,057)       (7,166,727)
-------------- -------------- ------------- ------------------------ ------------- -----------------
 70,501,950     74,008,454    14,203,800               14,317,870    27,032,077        29,442,363
============== ============== ============= ======================== ============= =================

                 MSF MFS VALUE    MSF NEUBERGER BERMAN MID CAP VALUE    MSF T. ROWE PRICE LARGE CAP GROWTH
           INVESTMENT DIVISION                   INVESTMENT DIVISION                   INVESTMENT DIVISION
------------------------------ ------------------------------------- -------------------------------------
         2008          2007          2008                    2007          2008                    2007
---------------- ------------- ------------- ----------------------- ------------- -----------------------
   26,877,885    28,712,177    21,798,028              21,851,504    16,111,584              15,304,972
   28,540,796     4,447,517     4,225,513               5,323,061     3,256,264               4,485,821
  (32,339,327)   (6,281,809)   (6,133,180)             (5,376,537)   (4,590,105)             (3,679,209)
---------------- ------------- ------------- ----------------------- ------------- -----------------------
   23,079,354    26,877,885    19,890,361              21,798,028    14,777,743              16,111,584
================ ============= ============= ======================= ============= =======================

     MSF RUSSELL 2000 INDEX         MSF JENNISON GROWTH    MSF BLACKROCK STRATEGIC VALUE
        INVESTMENT DIVISION         INVESTMENT DIVISION              INVESTMENT DIVISION
--------------------------- --------------------------- --------------------------------
      2008          2007          2008          2007          2008               2007
------------- ------------- ------------- ------------- ------------- ------------------
16,225,570    16,898,875     7,214,781     7,806,353    24,340,161         26,813,221
 3,592,749     3,730,066     2,358,802     1,879,643     2,536,977          3,331,355
(4,589,199)   (4,403,371)   (2,738,140)   (2,471,215)   (6,514,456)        (5,804,415)
------------- ------------- ------------- ------------- ------------- ------------------
15,229,120    16,225,570     6,835,443     7,214,781    20,362,682         24,340,161
============= ============= ============= ============= ============= ==================

   MSF BLACKROCK LARGE CAP VALUE    MSF BLACKROCK BOND INCOME    MSF BLACKROCK MONEY MARKET
             INVESTMENT DIVISION          INVESTMENT DIVISION           INVESTMENT DIVISION
-------------------------------- ---------------------------- -----------------------------
      2008               2007          2008           2007          2008            2007
------------- ------------------ ------------- -------------- ------------- ---------------
15,330,139         12,384,350    14,060,432     15,090,608     1,760,491       1,356,596
 4,115,564          7,436,184     1,741,698      2,184,760     2,316,615       3,231,801
(4,688,694)        (4,490,395)   (4,163,033)    (3,214,936)   (1,226,869)     (2,827,906)
------------- ------------------ ------------- -------------- ------------- ---------------
14,757,009         15,330,139    11,639,097     14,060,432     2,850,237       1,760,491
============= ================== ============= ============== ============= ===============

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MSF DAVIS VENTURE VALUE    MSF LOOMIS SAYLES SMALL CAP
                                          INVESTMENT DIVISION            INVESTMENT DIVISION
                                  --------------------------- ------------------------------
                                        2008          2007          2008             2007
                                  ------------- ------------- ------------- ----------------
Units beginning of year           14,389,463    13,009,427     3,903,502        3,097,546
Units issued and transferred
  from other funding options       3,292,968     3,872,272     1,343,637        1,743,664
Units redeemed and transferred to
  other funding options           (3,364,798)   (2,492,236)   (1,409,854)        (937,708)
                                  ------------- ------------- ------------- ----------------
Units end of year                 14,317,633    14,389,463     3,837,285        3,903,502
                                  ============= ============= ============= ================

                                       MSF FI VALUE LEADERS        MSF MFS TOTAL RETURN
                                        INVESTMENT DIVISION         INVESTMENT DIVISION
                                  ------------------------- ---------------------------
                                       2008         2007          2008          2007
                                  ------------ ------------ ------------- -------------
Units beginning of year           3,074,825    3,178,325     4,423,374     3,947,313
Units issued and transferred
  from other funding options        558,627      885,843       878,398     2,124,715
Units redeemed and transferred to
  other funding options            (933,238)    (989,343)   (1,525,625)   (1,648,654)
                                  ------------ ------------ ------------- -------------
Units end of year                 2,700,214    3,074,825     3,776,147     4,423,374
                                  ============ ============ ============= =============

                                                                          MSF METLIFE MODERATE TO
                                     MSF METLIFE MODERATE ALLOCATION        AGGRESSIVE ALLOCATION
                                                 INVESTMENT DIVISION          INVESTMENT DIVISION
                                  ---------------------------------- ----------------------------
                                         2008                2007           2008          2007
                                  -------------- ------------------- -------------- -------------
Units beginning of year           101,678,257          40,790,100     87,197,888    32,440,518
Units issued and transferred
  from other funding options       58,400,383          68,491,394     48,526,982    60,993,434
Units redeemed and transferred to
  other funding options           (19,526,363)         (7,603,237)   (15,800,869)   (6,236,064)
                                  -------------- ------------------- -------------- -------------
Units end of year                 140,552,277         101,678,257    119,924,001    87,197,888
                                  ============== =================== ============== =============

                                  FIDELITY VIP EQUITY-INCOME       FIDELITY VIP GROWTH
                                         INVESTMENT DIVISION       INVESTMENT DIVISION
                                  ----------------------------- -------------------------
                                       2008             2007         2008         2007
                                  ------------ ---------------- ------------ ------------
Units beginning of year           2,280,472        2,516,843    2,815,092    3,115,761
Units issued and transferred
  from other funding options        149,353          203,145      217,136      248,119
Units redeemed and transferred to
  other funding options            (520,848)        (439,516)    (593,655)    (548,788)
                                  ------------ ---------------- ------------ ------------
Units end of year                 1,908,977        2,280,472    2,438,573    2,815,092
                                  ============ ================ ============ ============

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.

                                       MSF WESTERN ASSET MANAGEMENT                  MSF WESTERN ASSET
   MSF HARRIS OAKMARK FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES         MANAGEMENT U.S. GOVERNMENT
                INVESTMENT DIVISION             INVESTMENT DIVISION                INVESTMENT DIVISION
----------------------------------- ------------------------------- ----------------------------------
      2008                  2007          2008              2007                 2008          2007
------------- --------------------- ------------- ----------------- -------------------- -------------
 9,230,377            10,325,748    13,871,667        13,411,635           12,931,474    12,285,154
 1,173,786             1,508,297     1,878,681         3,944,551            2,737,586     3,655,065
(2,663,049)           (2,603,668)   (4,715,101)       (3,484,519)          (4,293,783)   (3,008,745)
------------- --------------------- ------------- ----------------- -------------------- -------------
 7,741,114             9,230,377    11,035,247        13,871,667           11,375,277    12,931,474
============= ===================== ============= ================= ==================== =============

            MSF BLACKROCK LEGACY                                           MSF METLIFE CONSERVATIVE TO
                LARGE CAP GROWTH    MSF METLIFE CONSERVATIVE ALLOCATION            MODERATE ALLOCATION
             INVESTMENT DIVISION                    INVESTMENT DIVISION            INVESTMENT DIVISION
-------------------------------- -------------------------------------- ------------------------------
            2008         2007          2008                     2007           2008            2007
------------------- ------------ ------------- ------------------------ -------------- ---------------
       2,051,563    1,062,045    10,371,872                3,839,929     40,868,924      18,680,783
       2,604,014    1,803,770    13,680,062                9,812,634     26,817,721      27,398,440
      (1,462,476)    (814,252)   (6,732,851)              (3,280,691)   (12,034,622)     (5,210,299)
------------------- ------------ ------------- ------------------------ -------------- ---------------
       3,193,101    2,051,563    17,319,083               10,371,872     55,652,023      40,868,924
=================== ============ ============= ======================== ============== ===============

   MSF METLIFE AGGRESSIVE ALLOCATION       MSF FI LARGE CAP                FIDELITY VIP MONEY MARKET
                 INVESTMENT DIVISION    INVESTMENT DIVISION                      INVESTMENT DIVISION
------------------------------------ ---------------------- ----------------------------------------
      2008                   2007                   2008        2007        2008             2007
------------- ---------------------- ---------------------- ----------- ----------- ----------------
 6,357,316              3,386,241                336,491     161,937     933,116          692,783
 2,837,150              5,153,864                447,117     357,810     820,715          709,939
(2,137,471)            (2,182,789)              (200,010)   (183,256)   (889,768)        (469,606)
------------- ---------------------- ---------------------- ----------- ----------- ----------------
 7,056,995              6,357,316                583,598     336,491     864,063          933,116
============= ====================== ====================== =========== =========== ================

   FIDELITY VIP INVESTMENT GRADE BOND             CALVERT SOCIAL BALANCED    CALVERT SOCIAL MID CAP GROWTH
                  INVESTMENT DIVISION                 INVESTMENT DIVISION              INVESTMENT DIVISION
------------------------------------- ---------------------- ------------ --------------------------------
    2008                      2007                   2008         2007       2008                  2007
----------- ------------------------- ---------------------- ------------ ---------- ---------------------
 841,730                   809,998              2,076,677    2,131,161    395,084               419,490
 115,424                   255,582                241,535      242,560     50,976                64,306
(226,932)                 (223,850)              (360,113)    (297,044)   (68,130)              (88,712)
----------- ------------------------- ---------------------- ------------ ---------- ---------------------
 730,222                   841,730              1,958,099    2,076,677    377,930               395,084
=========== ========================= ====================== ============ ========== =====================

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                     MIST LORD ABBETT BOND DEBENTURE    MIST MFS RESEARCH INTERNATIONAL
                                                 INVESTMENT DIVISION                INVESTMENT DIVISION
                                  ---------------------------------- ----------------------------------
                                        2008                 2007          2008                 2007
                                  ------------- -------------------- ------------- --------------------
Units beginning of year           14,655,505           13,210,287    11,282,779            8,960,338
Units issued and transferred
  from other funding options       2,578,677            5,584,210     9,440,974            6,831,762
Units redeemed and transferred to
  other funding options           (4,741,533)          (4,138,992)   (4,523,716)          (4,509,321)
                                  ------------- -------------------- ------------- --------------------
Units end of year                 12,492,649           14,655,505    16,200,037           11,282,779
                                  ============= ==================== ============= ====================

                                          MIST LAZARD MID CAP    MIST MET/AIM SMALL CAP GROWTH
                                          INVESTMENT DIVISION              INVESTMENT DIVISION
                                  --------------------------- --------------------------------
                                        2008          2007         2008                2007
                                  ------------- ------------- ------------ -------------------
Units beginning of year            4,506,764     3,342,852    2,078,620           1,763,663
Units issued and transferred
  from other funding options         914,591     3,858,453      660,028           1,074,623
Units redeemed and transferred to
  other funding options           (1,667,018)   (2,694,541)    (719,875)           (759,666)
                                  ------------- ------------- ------------ -------------------
Units end of year                  3,754,337     4,506,764    2,018,773           2,078,620
                                  ============= ============= ============ ===================

                                     MIST THIRD AVENUE SMALL CAP VALUE    MIST CLARION GLOBAL REAL ESTATE
                                                   INVESTMENT DIVISION                INVESTMENT DIVISION
                                  ------------------------------------ ----------------------------------
                                      2008                     2007          2008                 2007
                                  ----------- ------------------------ ------------- --------------------
Units beginning of year            372,086                  263,473    17,742,339           19,640,662
Units issued and transferred
  from other funding options       171,322                  167,104     4,117,105            7,389,239
Units redeemed and transferred to
  other funding options           (122,897)                 (58,491)   (5,532,628)          (9,287,562)
                                  ----------- ------------------------ ------------- --------------------
Units end of year                  420,511                  372,086    16,326,816           17,742,339
                                  =========== ======================== ============= ====================

                                                   MIST PIMCO
                                     INFLATION PROTECTED BOND        MIST JANUS FORTY
                                          INVESTMENT DIVISION     INVESTMENT DIVISION
                                  --------------------------- -----------------------
                                        2008          2007         2008    2007 (a)
                                  ------------- ------------- ------------ ----------
Units beginning of year            3,447,591     1,228,621      277,193         --
Units issued and transferred
  from other funding options      21,376,141     3,473,734    1,467,296    315,406
Units redeemed and transferred to
  other funding options           (8,361,267)   (1,254,764)    (412,716)   (38,213)
                                  ------------- ------------- ------------ ----------
Units end of year                 16,462,465     3,447,591    1,331,773    277,193
                                  ============= ============= ============ ==========

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

MIST T. ROWE PRICE MID CAP GROWTH      MIST PIMCO TOTAL RETURN          MIST RCM TECHNOLOGY
              INVESTMENT DIVISION          INVESTMENT DIVISION          INVESTMENT DIVISION
------------------------------------ ---------------------------- ----------------------------
      2008                   2007           2008          2007           2008          2007
------------- ---------------------- -------------- ------------- -------------- -------------
19,400,128             13,821,848     36,359,366    34,594,371     15,828,573     9,455,156
 7,623,987             10,477,347     13,053,983     9,056,677      8,905,954    11,593,727
(7,267,237)            (4,899,067)   (13,330,282)   (7,291,682)   (10,671,821)   (5,220,310)
------------- ---------------------- -------------- ------------- -------------- -------------
19,756,878             19,400,128     36,083,067    36,359,366     14,062,706    15,828,573
============= ====================== ============== ============= ============== =============

                                                        MIST OPPENHEIMER           MIST LEGG MASON PARTNERS
   MIST HARRIS OAKMARK INTERNATIONAL                CAPITAL APPRECIATION                  AGGRESSIVE GROWTH
                 INVESTMENT DIVISION                 INVESTMENT DIVISION                INVESTMENT DIVISION
------------------------------------ ----------------------------------- ----------------------------------
      2008                   2007                   2008         2007                 2008          2007
------------- ---------------------- ---------------------- ------------ -------------------- -------------
18,591,597             16,996,340              2,700,894    1,339,707            3,543,970     4,041,330
 2,823,899              8,930,126              1,859,039    1,844,509              814,073       771,652
(6,843,654)            (7,334,869)            (1,113,758)    (483,322)          (1,143,983)   (1,269,012)
------------- ---------------------- ---------------------- ------------ -------------------- -------------
14,571,842             18,591,597              3,446,175    2,700,894            3,214,060     3,543,970
============= ====================== ====================== ============ ==================== =============

   MIST LEGG MASON VALUE EQUITY                MIST SSGA GROWTH ETF    MIST SSGA GROWTH AND INCOME ETF
            INVESTMENT DIVISION                 INVESTMENT DIVISION                INVESTMENT DIVISION
------------------------------- ----------------------------------- ----------------------------------
      2008              2007                   2008         2007         2008                  2007
------------- ----------------- ---------------------- ------------ ------------ ---------------------
 3,317,525         3,401,505              1,055,765      322,952      447,213               266,996
 1,091,490           834,740                687,413    1,277,923      904,088               382,080
(1,046,774)         (918,720)              (877,334)    (545,110)    (332,855)             (201,863)
------------- ----------------- ---------------------- ------------ ------------ ---------------------
 3,362,241         3,317,525                865,844    1,055,765    1,018,446               447,213
============= ================= ====================== ============ ============ =====================

   MIST BLACKROCK LARGE CAP CORE             VARIABLE B                           VARIABLE C
             INVESTMENT DIVISION    INVESTMENT DIVISION                  INVESTMENT DIVISION
-------------------------------- ---------------------- ------------------------------------
      2008            2007 (a)                  2008        2007          2008       2007
------------- ------------------ ---------------------- ----------- ------------- ----------
25,948,608                 --                167,124     202,085        11,081     11,969
 1,401,574         29,704,228                  5,794     198,288            52     11,620
(5,030,748)        (3,755,620)               (30,897)   (233,249)       (1,824)   (12,508)
------------- ------------------ ---------------------- ----------- ------------- ----------
22,319,434         25,948,608                142,021     167,124         9,309     11,081
============= ================== ====================== =========== ============= ==========

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                    MIST                   MIST                   MIST                   MIST
                                          AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS          MET/TEMPLETON
                                     BALANCED ALLOCATION      GROWTH ALLOCATION    MODERATE ALLOCATION                 GROWTH
                                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                  ---------------------- ---------------------- ---------------------- ----------------------
                                              2008 (b)               2008 (b)               2008 (b)               2008 (b)
                                  ---------------------- ---------------------- ---------------------- ----------------------
Units beginning of year                            --                     --                     --                     --
Units issued and transferred
  from other funding options                9,842,135             16,499,825             17,024,075                358,964
Units redeemed and transferred to
  other funding options                      (754,414)              (938,717)            (1,822,218)               (29,196)
                                  ---------------------- ---------------------- ---------------------- ----------------------
Units end of year                           9,087,721             15,561,108             15,201,857                329,768
                                  ====================== ====================== ====================== ======================

                                                                                   AMERICAN FUNDS
                                     AMERICAN FUNDS GROWTH-INCOME     GLOBAL SMALL CAPITALIZATION
                                              INVESTMENT DIVISION             INVESTMENT DIVISION
                                  ------------------------------- -------------------------------
                                        2008              2007              2008          2007
                                  ------------- ----------------- ----------------- -------------
Units beginning of year            7,633,730         7,224,552        20,755,088    17,064,435
Units issued and transferred
  from other funding options       1,243,960         1,704,021         5,550,856     9,127,468
Units redeemed and transferred to
  other funding options           (1,835,019)       (1,294,843)       (6,868,998)   (5,436,815)
                                  ------------- ----------------- ----------------- -------------
Units end of year                  7,042,671         7,633,730        19,436,946    20,755,088
                                  ============= ================= ================= =============

(a) For the period April 30, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.

                                                             MIST
                  MIST                   MIST           MET/FRANKLIN
          MET/FRANKLIN           MET/FRANKLIN              TEMPLETON
                INCOME                 MUTUAL      FOUNDING STRATEGY       AMERICAN FUNDS GROWTH
   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION         INVESTMENT DIVISION
---------------------- ---------------------- ---------------------- ---------------------------
            2008 (b)               2008 (b)               2008 (b)         2008          2007
---------------------- ---------------------- ---------------------- ------------- -------------
                 --                     --                     --     7,732,180     7,208,741
          1,206,547                816,893              3,381,640     1,808,157     1,796,074
           (144,504)              (120,026)              (572,940)   (1,736,454)   (1,272,635)
---------------------- ---------------------- ---------------------- ------------- -------------
          1,062,043                696,867              2,808,700     7,803,883     7,732,180
====================== ====================== ====================== ============= =============

        AMERICAN FUNDS BOND
        INVESTMENT DIVISION
---------------------------
      2008          2007
------------- -------------
11,482,973     3,656,960
 2,881,266    12,266,710
(5,330,692)   (4,440,697)
------------- -------------
 9,033,547    11,482,973
============= =============

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                        AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                   -------------------------------------- --------------------------------------------------
                                              UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                  LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ------------- ------------- ------------- ---------------- -------------------
MSF BlackRock Diversified     2008 26,873,896 10.30 - 38.07   719,504,341          2.84      0.95 - 2.30 (26.68) - (25.50)
  Investment Division         2007 32,591,838 13.83 - 51.10 1,170,376,423          2.58      0.95 - 2.30      3.20 - 4.90
                              2006 37,524,987 13.19 - 48.72 1,283,710,537          2.46      0.95 - 2.30      7.76 - 9.49
                              2005 43,701,026 12.04 - 44.49 1,364,024,142          1.59      0.95 - 2.30      0.48 - 2.09
                              2004 49,414,541 11.80 - 43.58 1,509,148,475          1.89      0.95 - 2.30      5.75 - 8.00
MSF BlackRock Aggressive      2008 15,770,104  8.20 - 32.04   344,650,871            --      0.95 - 2.30 (47.08) - (46.24)
  Growth Investment Division  2007 17,334,970 17.53 - 59.59   701,671,619            --      0.95 - 2.30    17.49 - 19.44
                              2006 19,462,810 14.68 - 49.89   657,496,616            --      0.95 - 2.30      4.04 - 5.72
                              2005 22,315,188 13.88 - 47.19   713,800,758            --      0.95 - 2.30      7.94 - 9.67
                              2004 25,212,280 12.66 - 43.03   735,674,081            --      0.95 - 2.30     9.86 - 11.94
MSF MetLife Stock Index       2008 70,501,950  8.29 - 32.55 1,968,761,690          1.90      0.50 - 2.30 (38.69) - (37.51)
  Investment Division         2007 74,008,454 13.38 - 52.14 3,329,401,270          1.00      0.50 - 2.30      2.58 - 4.55
                              2006 78,739,098 12.91 - 49.92 3,412,276,448          1.96      0.50 - 2.30   (2.44) - 14.72
                              2005 84,618,319 11.56 - 43.55 3,217,216,070          1.56      0.95 - 2.30      2.02 - 4.01
                              2004 85,759,354 11.11 - 41.93 3,155,883,032          0.83      0.50 - 2.30      7.71 - 9.78
MSF Julius Baer International 2008 14,203,800  9.13 - 13.15   168,218,916          3.04      0.95 - 2.30 (45.51) - (44.65)
  Stock Investment Division   2007 14,317,870 16.68 - 23.76   310,501,355          1.01      0.95 - 2.30      7.55 - 9.29
                              2006 14,686,869 15.35 - 21.74   294,563,493          1.40      0.95 - 2.30    13.58 - 15.41
                              2005 13,964,525 13.72 - 18.84   246,270,129          0.58      0.95 - 1.25    14.93 - 16.95
                              2004 13,332,626 11.94 - 16.11   203,820,632          1.28      0.95 - 2.30    13.55 - 17.11
MSF FI Mid Cap Opportunities  2008 27,032,077   6.27 - 9.95   254,903,446          0.38      0.50 - 2.30 (56.45) - (55.57)
  Investment Division         2007 29,442,363 14.24 - 22.13   629,435,841          0.12      0.65 - 2.30      5.64 - 7.63
                              2006 33,093,245 13.33 - 20.62   662,043,069          0.01      0.65 - 2.30     9.00 - 11.13
                              2005 37,066,246 12.04 - 18.61   672,025,922            --      0.65 - 2.30      4.27 - 6.21
                              2004 41,657,278 11.44 - 17.57   715,717,082          0.49      0.65 - 2.30    12.01 - 16.38
MSF T. Rowe Price Small Cap   2008 13,195,908  8.98 - 11.11   136,696,190            --      0.50 - 2.30 (37.77) - (36.61)
  Growth Investment Division  2007 14,098,367 14.43 - 17.54   232,142,783            --      0.50 - 2.30      7.03 - 9.15
                              2006 15,920,124 13.48 - 16.09   241,933,957            --      0.50 - 2.30     1.28 - 12.45
                              2005 16,882,027 13.31 - 15.24   250,349,096            --      0.65 - 2.30     0.65 - 10.22
                              2004 17,980,002 12.30 - 13.86   243,468,250            --      0.65 - 2.30     5.98 - 10.41
MSF Oppenheimer Global        2008 11,122,103  9.53 - 12.89   137,022,304          2.09      0.65 - 2.30 (41.92) - (40.75)
  Equity Investment Division  2007 12,316,636 16.24 - 21.82   258,147,003          1.06      0.95 - 2.30      3.83 - 5.49
                              2006 12,575,044 15.47 - 20.69   251,446,846          2.50      0.95 - 2.30    13.71 - 15.53
                              2005 12,088,855 14.88 - 17.91   210,571,508          0.54      0.95 - 2.30    13.36 - 15.13
                              2004 11,372,844 12.93 - 15.56   172,750,812          1.57      0.95 - 2.30    11.68 - 15.47
MSF MFS Value                 2008 23,079,354  7.75 - 10.00   215,867,458          1.81      0.50 - 2.30 (30.75) - (29.89)
  Investment Division         2007 26,877,885 11.83 - 15.16   383,587,686          0.70      0.50 - 2.30   (6.22) - (4.51)
                              2006 28,712,177 12.48 - 15.88   432,262,160          0.69      0.50 - 2.30    15.16 - 17.35
                              2005 31,545,152 11.58 - 13.45   408,151,596          0.64      0.60 - 2.30   (3.87) - (1.98)
                              2004 29,629,917 11.85 - 13.75   395,114,883          0.46      0.60 - 2.30     7.27 - 10.72

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF Neuberger Berman Mid Cap  2008 19,890,361      7.50 - 15.13 280,523,003          0.70      0.50 - 2.30 (48.68) - (47.74)
  Value Investment Division   2007 21,798,028     14.47 - 28.95 592,652,107          0.44      0.50 - 2.30      0.83 - 2.67
                              2006 21,851,504     14.20 - 28.20 583,683,569          0.41      0.50 - 2.30     8.67 - 10.64
                              2005 21,232,326     12.86 - 25.48 517,299,339          0.24      0.50 - 2.30     9.39 - 11.20
                              2004 16,214,942     14.37 - 22.61 358,032,635          0.22      0.95 - 2.30    11.76 - 21.78
MSF T. Rowe Price Large Cap   2008 14,777,743       7.93 - 9.53 131,350,867          0.47      0.50 - 2.30 (43.33) - (42.26)
  Growth Investment Division  2007 16,111,584     13.96 - 16.51 249,940,963          0.35      0.50 - 2.30      6.66 - 8.60
                              2006 15,304,972     12.95 - 14.90 220,662,118          0.27      0.95 - 2.30    10.30 - 15.81
                              2005 15,057,106     11.90 - 13.29 194,650,515          0.50      0.95 - 2.30      2.31 - 5.61
                              2004 14,178,974     11.45 - 12.58 174,634,867          0.19      0.95 - 2.30     7.30 - 10.18
MSF Lehman Brothers           2008 51,782,639     11.80 - 15.77 759,753,861          4.54      0.50 - 2.30      3.22 - 5.30
  Aggregate Bond Index        2007 66,587,191     11.31 - 15.00 936,492,313          4.39      0.50 - 2.30      4.22 - 6.18
  Investment Division         2006 63,513,866     10.74 - 14.13 849,543,686          4.21      0.50 - 2.30      1.48 - 3.45
                              2005 58,769,971     10.42 - 13.68 768,286,065          3.67      0.50 - 2.30    (0.48) - 1.39
                              2004 46,560,646     11.21 - 13.50 607,563,120          2.63      0.50 - 2.30      0.17 - 3.46
MSF Morgan Stanley EAFE Index 2008 31,655,987      8.69 - 12.27 308,388,821          2.79      0.50 - 2.30 (43.52) - (42.46)
  Investment Division         2007 29,199,070     15.38 - 21.38 498,965,167          1.87      0.50 - 2.30      7.99 - 9.97
                              2006 27,068,654     14.24 - 19.48 424,305,304          1.62      0.50 - 2.30    22.65 - 24.81
                              2005 24,828,115     11.61 - 15.64 314,544,224          1.52      0.50 - 2.30    10.33 - 12.43
                              2004 21,202,631     10.52 - 13.94 241,576,840          0.73      0.50 - 2.30    14.75 - 18.74
MSF Russell 2000 Index        2007 15,229,120     10.64 - 12.78 182,880,602          1.15      0.50 - 2.30 (35.19) - (33.93)
  Investment Division         2007 16,225,570     16.25 - 19.36 297,396,403          0.85      0.50 - 2.30   (3.95) - (2.15)
                              2006 16,898,875     16.66 - 19.79 319,432,503          0.75      0.50 - 2.30    14.88 - 17.20
                              2005 15,924,763     14.26 - 16.92 259,430,466          0.71      0.50 - 2.30      1.97 - 3.80
                              2004 15,279,970     13.77 - 16.30 242,131,144          0.47      0.50 - 2.30    13.80 - 16.85
MSF Jennison Growth           2008  6,835,443       3.14 - 8.69  23,641,274          2.33      0.95 - 2.30 (38.02) - (37.02)
  Investment Division         2007  7,214,781      5.07 - 13.79  39,851,547          0.35      0.95 - 2.30     8.84 - 10.62
  (Commenced 5/1/2005)        2006  7,806,353      4.65 - 12.47  39,203,639            --      0.65 - 2.30      0.20 - 2.09
                              2005  7,462,775      4.64 - 12.25  37,114,974            --      0.65 - 2.30     9.94 - 11.90
MSF BlackRock Strategic Value 2008 20,362,682      9.21 - 13.25 254,882,668          0.42      0.50 - 2.30 (39.96) - (38.86)
  Investment Division         2007 24,340,161     15.09 - 21.67 501,623,983          0.22      0.50 - 2.30   (5.89) - (4.17)
                              2006 26,813,221     15.78 - 22.61 580,737,411          0.24      0.50 - 2.30    13.79 - 15.98
                              2005 28,603,886     13.65 - 19.26 538,301,526            --      0.65 - 2.30      1.57 - 3.51
                              2004 29,576,684     13.23 - 18.67 542,389,566            --      0.65 - 2.30    11.83 - 14.57
MSF MetLife Mid Cap Stock     2008 21,849,962      9.08 - 11.21 231,339,248          1.30      0.50 - 2.30 (37.83) - (36.70)
  Index Investment Division   2007 21,967,595     14.45 - 18.38 370,254,918          0.66      0.50 - 2.30      5.06 - 7.08
                              2006 21,158,755     13.61 - 16.55 335,945,846          1.09      0.50 - 2.30     7.32 - 13.52
                              2005 19,346,717     13.72 - 15.07 283,308,837          0.61      0.65 - 2.30     6.82 - 11.38
                              2004 16,857,835     12.53 - 13.53 223,266,641          0.52      0.60 - 2.30    11.33 - 15.05
MSF Franklin Templeton        2008  4,164,761       6.04 - 7.63  27,323,135            --      0.50 - 2.30 (42.68) - (41.60)
  Small Cap Growth            2007  4,412,289     10.52 - 13.09  49,970,829            --      0.50 - 2.30      1.93 - 3.79
  Investment Division         2006  4,513,538     10.33 - 12.64  49,635,104            --      0.60 - 2.30      1.88 - 9.11
                              2005  4,244,927      9.63 - 11.60  43,057,929            --      0.60 - 2.30      2.03 - 9.46
                              2004  3,958,098      9.44 - 11.19  38,943,339            --      0.60 - 2.30     8.68 - 23.51

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF BlackRock Large Cap Value  2008 14,757,009       8.84 - 9.97 139,484,543          0.61      0.50 - 2.30 (36.59) - (35.43)
  Investment Division          2007 15,330,139     13.85 - 15.43 226,138,040          0.83      0.50 - 2.30      0.77 - 2.61
                               2006 12,384,350     13.60 - 15.04 179,447,389          0.86      0.50 - 2.30    16.41 - 18.54
                               2005  5,368,892     11.74 - 12.53  66,157,275          0.81      0.95 - 2.30      3.18 - 5.01
                               2004  4,308,811     11.18 - 11.97  50,981,319            --      0.95 - 2.30     1.54 - 12.29
MSF BlackRock Bond Income      2008 11,639,097     12.00 - 57.90 398,659,782          5.19      0.50 - 2.30   (5.86) - (4.05)
  Investment Division          2007 14,060,432     12.54 - 60.40 499,799,022          3.18      0.50 - 2.30      3.60 - 5.60
                               2006 15,090,608     11.91 - 57.26 496,636,469          5.68      0.50 - 2.30      1.78 - 3.74
                               2005 16,263,054     11.51 - 54.04 499,970,297          3.88      0.65 - 2.30    (0.16) - 1.73
                               2004 16,511,060     11.35 - 53.22 479,529,727          4.02      0.60 - 2.30    (6.04) - 3.77
MSF BlackRock Money Market     2008  2,850,237     19.01 - 25.45  66,588,629          2.52      0.95 - 2.30      0.26 - 1.89
  Investment Division          2007  1,760,491     19.19 - 25.08  40,244,577          4.85      0.95 - 2.30      2.43 - 4.04
                               2006  1,356,596     18.95 - 24.22  29,869,403          4.59      0.95 - 2.30      2.26 - 3.83
                               2005  1,240,999     18.53 - 23.43  26,441,007          2.48      0.95 - 2.30     0.34 - 12.20
                               2004  1,089,932     18.26 - 23.09  22,990,726          0.86      0.95 - 2.30    (1.46) - 0.05
MSF Davis Venture Value        2008 14,317,633      8.24 - 26.21 337,854,161          1.17      0.50 - 2.30 (40.90) - (39.74)
  Investment Division          2007 14,389,463     13.80 - 43.56 568,534,369          0.65      0.50 - 2.30      1.96 - 3.90
                               2006 13,009,427     13.39 - 41.95 499,120,554          0.69      0.50 - 2.30    11.71 - 13.84
                               2005  9,616,873     11.80 - 36.05 327,836,546          0.55      0.65 - 2.30      7.52 - 9.60
                               2004  6,061,573     12.62 - 32.99 191,013,088          0.49      0.65 - 2.30     6.99 - 11.58
MSF Loomis Sayles Small Cap    2008  3,837,285      9.57 - 25.38  87,080,365            --      0.50 - 2.30 (37.52) - (36.38)
  Investment Division          2007  3,903,502     15.16 - 39.88 140,310,675          0.03      0.50 - 2.30     9.07 - 11.07
                               2006  3,097,546     13.75 - 35.91 101,108,667            --      0.50 - 2.30    13.76 - 15.82
                               2005  1,880,156     11.90 - 30.17  53,640,656            --      0.95 - 2.30      4.28 - 5.97
                               2004  1,424,451     12.66 - 28.47  38,635,528            --      0.95 - 2.30    12.61 - 15.30
MSF Harris Oakmark Focused     2008  7,741,114      6.58 - 21.92 153,231,189          0.23      0.50 - 2.30 (47.36) - (46.40)
  Value Investment Division    2007  9,230,377     12.31 - 40.90 343,237,819          0.47      0.50 - 2.30   (9.20) - (7.54)
                               2006 10,325,748     13.34 - 44.24 418,653,330          0.22      0.50 - 2.30     9.63 - 11.61
                               2005 11,283,242     11.97 - 39.14 413,672,421          0.02      0.95 - 2.30      7.22 - 9.06
                               2004  9,659,217     10.99 - 35.89 327,616,615          0.03      0.60 - 2.30      7.27 - 9.90
MSF Western Asset Management   2008 11,035,247      9.63 - 20.08 198,912,849          4.03      0.50 - 2.30 (17.16) - (15.56)
  Strategic Bond Opportunities 2007 13,871,667     11.50 - 23.81 298,532,504          2.59      0.50 - 2.30      1.33 - 3.36
  Investment Division          2006 13,411,635     11.23 - 23.07 281,812,127          4.83      0.50 - 2.30      2.46 - 4.38
                               2005 11,262,819     10.79 - 21.59 228,960,440          2.72      0.95 - 2.30      0.23 - 1.89
                               2004  7,027,888     18.05 - 21.19 141,477,434          2.86      0.95 - 2.30      2.39 - 6.12
MSF Western Asset Management   2008 11,375,277     10.72 - 18.49 189,116,346          4.17      0.50 - 2.30   (2.80) - (1.03)
  U.S. Government              2007 12,931,474     10.92 - 18.68 218,629,575          2.53      0.50 - 2.30      1.66 - 3.51
  Investment Division          2006 12,285,154     10.63 - 18.04 202,290,485          3.09      0.50 - 2.30      1.53 - 3.38
                               2005 10,976,124     10.30 - 17.46 176,329,793          1.22      0.50 - 2.30    (0.89) - 0.92
                               2004  7,714,000     14.41 - 17.30 124,306,910          1.09      0.50 - 2.30      0.46 - 2.49
MSF FI Value Leaders           2008  2,700,214      8.41 - 22.06  52,446,886          1.69      0.50 - 2.30 (40.49) - (39.40)
  Investment Division          2007  3,074,825     13.99 - 36.41  99,283,383          0.73      0.50 - 2.30      1.56 - 3.42
                               2006  3,178,325     13.63 - 35.20 100,021,516          0.81      0.50 - 2.30     9.13 - 11.10
                               2005  1,911,983     12.53 - 30.30  54,642,394          0.98      0.95 - 2.30      5.45 - 9.66
                               2004    856,897     11.43 - 27.67  22,597,417          1.05      0.95 - 2.30     9.66 - 14.30

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ----------- ------------- ------------- ------------- ---------------- -------------------
MSF MFS Total Return             2008   3,776,147  9.72 - 42.76    92,084,874          3.55      0.50 - 2.30 (24.12) - (22.74)
  Investment Division            2007   4,423,374 12.67 - 55.35   137,606,326          1.94      0.50 - 2.30      1.74 - 3.60
                                 2006   3,947,313 12.31 - 53.42   117,960,524          3.32      0.50 - 2.30     9.40 - 11.38
                                 2005   3,604,722 11.12 - 47.08    98,990,430          1.80      0.60 - 2.30      0.51 - 2.24
                                 2004   2,312,843 10.94 - 46.05    71,298,072          0.03      0.60 - 2.30     6.22 - 10.33
MSF BlackRock Legacy             2008   3,193,101  8.74 - 22.70    52,571,988          0.20      0.50 - 2.30 (38.14) - (37.01)
  Large Cap Growth               2007   2,051,563 13.98 - 33.08    52,009,160          0.01      0.95 - 2.30    15.73 - 17.59
  Investment Division            2006   1,062,045 11.95 - 28.26    22,123,623            --      0.95 - 2.30      1.51 - 3.57
                                 2005     640,982 11.67 - 27.51    13,090,953          0.15      0.95 - 2.30      4.35 - 6.06
                                 2004   1,424,451 11.06 - 26.07     5,610,216            --      0.95 - 2.30    (4.31) - 9.68
MSF MetLife Conservative         2008  17,319,083   9.23 - 9.86   165,879,654          0.94      0.50 - 2.30 (16.34) - (14.82)
  Allocation Investment Division 2007  10,371,872 11.03 - 11.58   117,554,292            --      0.50 - 2.30      3.16 - 5.04
  (Commenced 5/1/2005)           2006   3,839,929 10.70 - 11.02    41,777,525          2.77      0.50 - 2.30      4.47 - 6.36
                                 2005   1,232,690 10.24 - 10.35    12,700,366          0.57      0.95 - 2.30      2.32 - 3.35
MSF MetLife Conservative to      2008  55,652,023   8.77 - 9.37   506,344,346          1.08      0.50 - 2.30 (23.38) - (21.99)
  Moderate Allocation            2007  40,868,924 11.45 - 12.01   480,507,437            --      0.50 - 2.30      2.42 - 4.29
  Investment Division            2006  18,680,783 11.18 - 11.52   212,345,204          2.17      0.50 - 2.30      6.94 - 8.88
  (Commenced 5/1/2005)           2005   4,525,054 10.45 - 10.58    47,629,824          0.68      0.95 - 2.30      4.35 - 5.44
MSF MetLife Moderate             2008 140,552,277   8.30 - 8.87 1,210,836,845          0.80      0.50 - 2.30 (30.26) - (28.99)
  Allocation Investment Division 2007 101,678,257 11.91 - 12.49 1,243,038,089          0.03      0.50 - 2.30      1.96 - 3.82
  (Commenced 5/1/2005)           2006  40,790,100 11.68 - 12.03   484,209,819          1.42      0.50 - 2.30     9.30 - 11.28
                                 2005   8,136,943 10.68 - 10.80    87,493,424          0.73      0.95 - 2.30      6.40 - 7.38
MSF MetLife Moderate to          2008 119,924,001   7.83 - 8.37   974,541,413          0.60      0.50 - 2.30 (36.60) - (35.44)
  Aggressive Allocation          2007  87,197,888 12.36 - 12.97 1,105,869,460          0.04      0.50 - 2.30      1.48 - 3.33
  Investment Division            2006  32,440,518 12.18 - 12.55   401,417,271          0.96      0.50 - 2.30    11.63 - 13.65
  (Commenced 5/1/2005)           2005   5,478,129 10.91 - 11.02    60,142,308          0.68      0.95 - 2.30      9.03 - 9.29
MSF MetLife Aggressive           2008   7,056,995   7.36 - 7.86    54,041,766          0.57      0.50 - 2.30 (41.81) - (40.75)
  Allocation Investment Division 2007   6,357,316 12.64 - 13.27    82,686,153          0.11      0.50 - 2.30      0.91 - 2.75
  (Commenced 5/1/2005)           2006   3,386,241 12.53 - 12.91    43,191,894          0.83      0.50 - 2.30    13.04 - 15.08
                                 2005     659,010 11.08 - 11.20     7,348,718          0.65      0.95 - 2.30     9.78 - 10.72
MSF FI Large Cap                 2008     583,598  8.86 - 10.73     5,659,899            --      0.50 - 2.05 (46.07) - (45.22)
  Investment Division            2007     336,491 16.43 - 19.14     6,017,112          0.01      0.95 - 2.05      1.61 - 2.96
  (Commenced 5/1/2006)           2006     161,937 15.92 - 18.31     2,830,157            --      0.95 - 2.20      3.62 - 5.00
Fidelity VIP Money Market        2008     864,063         17.15    14,823,280          3.01             0.95             2.05
  Investment Division            2007     933,116         16.80    15,686,013          5.07             0.95             4.12
                                 2006     692,783         16.14    11,180,161          4.94             0.95             3.90
                                 2005     398,745         15.53     6,200,922          3.16             0.95             2.05
                                 2004     508,676         15.22     7,739,157          1.12             0.95             0.20
Fidelity VIP Equity-Income       2008   1,908,977         30.01    57,286,753          2.34             0.95           (43.19)
  Investment Division            2007   2,280,472         52.83   120,473,616          1.76             0.95             0.57
                                 2006   2,516,843         52.53   132,207,499          3.39             0.95            19.07
                                 2005   2,814,629         44.12   124,173,091          1.64             0.95             4.84
                                 2004   3,181,549         42.08   133,865,570          1.52             0.95             9.02

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Growth             2008  2,438,573             27.01  65,868,936          0.78             0.95           (47.67)
  Investment Division           2007  2,815,092             51.61 145,295,256          0.83             0.95            25.76
                                2006  3,115,761             41.04 127,870,436          0.41             0.95             5.85
                                2005  3,645,885             38.77 141,359,911          0.50             0.95             4.82
                                2004  4,247,099             36.99 157,101,539          0.26             0.95             8.19
Fidelity VIP Investment Grade   2008    730,222             23.78  17,363,022          4.32             0.95            (4.16)
  Bond Investment Division      2007    841,730             24.81  20,883,287          3.91             0.95             3.36
                                2006    809,998             24.00  19,442,734          4.10             0.95             3.37
                                2005    896,213             23.22  20,803,805          3.69             0.95             1.27
                                2004    942,267             22.93  21,620,889          4.15             0.95             0.88
Calvert Social Balanced         2008  1,958,099     15.95 - 20.92  39,625,750          2.49      0.50 - 1.55 (32.38) - (31.67)
  Investment Division           2007  2,076,677     23.59 - 30.84  62,179,011          2.41      0.50 - 1.55      1.17 - 2.24
                                2006  2,131,161     23.31 - 30.39  63,065,563          2.32      0.50 - 1.55      7.10 - 8.23
                                2005  2,181,124     21.77 - 28.29  60,311,328          1.79      0.50 - 1.55      4.05 - 5.13
                                2004  2,197,291     20.92 - 27.11  58,294,718          1.72      0.50 - 1.55      0.28 - 7.70
Calvert Social Mid Cap Growth   2008    377,930             19.35   7,315,009            --             0.95           (37.78)
  Investment Division           2007    395,084             31.11  12,291,484            --             0.95             9.12
                                2006    419,490             28.51  11,959,917            --             0.95             5.87
                                2005    466,889             26.93  12,565,055            --             0.95            (0.52)
                                2004    506,064             27.07  13,688,933            --             0.95             8.28
MIST Lord Abbett Bond           2008 12,492,649      9.89 - 17.31 173,951,938          4.30      0.50 - 2.30 (20.46) - (19.01)
  Debenture Investment Division 2007 14,655,505     12.30 - 21.37 250,880,658          5.19      0.50 - 2.30      4.11 - 6.02
                                2006 13,210,287     11.69 - 20.16 210,829,957          6.45      0.50 - 2.30      6.70 - 8.65
                                2005 11,143,052     10.79 - 17.43 159,818,940          4.90      0.65 - 2.30    (0.83) - 3.23
                                2004  9,177,096     12.27 - 21.73 125,736,304          3.67      0.65 - 2.30      3.58 - 7.68
MIST MFS Research International 2008 16,200,037      9.48 - 19.76 169,986,665          1.75      0.50 - 2.30 (44.34) - (42.65)
  Investment Division           2007 11,282,779     16.84 - 19.49 206,951,217          1.32      0.50 - 2.30    10.70 - 12.72
                                2006  8,960,338     15.21 - 17.32 147,231,063          1.54      0.50 - 2.30    23.65 - 29.56
                                2005  4,118,785     12.30 - 13.77  54,271,700          0.56      0.95 - 2.30    12.23 - 15.67
                                2004  2,756,605     10.81 - 11.91  31,718,709            --      0.95 - 2.30  (14.39) - 18.63
MIST T. Rowe Price Mid Cap      2008 19,756,878       5.41 - 9.65 116,814,865          0.02      0.50 - 2.30 (41.12) - (40.05)
  Growth Investment Division    2007 19,400,128      9.18 - 16.14 193,009,732          0.10      0.50 - 2.30    14.93 - 17.05
                                2006 13,821,848      7.99 - 13.82 118,849,794            --      0.50 - 2.30      3.73 - 5.64
                                2005 11,533,257      7.70 - 13.09  94,663,044            --      0.50 - 2.30    11.89 - 13.73
                                2004  8,669,095      6.87 - 11.51  63,001,217            --      0.95 - 2.30    11.63 - 17.14
MIST PIMCO Total Return         2008 36,083,067     11.49 - 14.17 481,433,731          3.85      0.50 - 2.30   (1.88) - (0.01)
  Investment Division           2007 36,359,366     11.59 - 14.18 488,859,178          3.35      0.50 - 2.30      5.11 - 7.15
                                2006 34,594,371     10.91 - 13.25 438,011,087          2.71      0.50 - 2.30      2.13 - 4.13
                                2005 33,143,919     10.57 - 12.74 406,268,866          0.02      0.50 - 2.30    (0.05) - 1.76
                                2004 24,585,923     11.61 - 12.52 298,386,525          7.25      0.50 - 2.30      0.83 - 4.42
MIST RCM Technology             2008 14,062,706       3.27 - 8.73  52,971,596         13.66      0.50 - 2.30 (45.76) - (44.73)
  Investment Division           2007 15,828,573       6.02 - 8.14 109,742,282            --      0.50 - 2.30    25.82 - 30.86
                                2006  9,455,156       4.68 - 6.24  51,235,788            --      0.50 - 2.30      2.83 - 4.82
                                2005  9,833,932       4.55 - 5.97  51,898,685            --      0.95 - 2.30     8.57 - 10.35
                                2004 11,146,560       4.19 - 5.41  54,272,225            --      0.95 - 2.30   (6.49) - 15.20

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                AS OF DECEMBER 31                                 FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------- --------------------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lazard Mid Cap             2008  3,754,337      7.71 - 10.18  36,151,055          1.00      0.50 - 2.30 (39.71) - (38.61)
  Investment Division           2007  4,506,764     12.66 - 16.48  71,203,257          0.42      0.60 - 2.30   (4.93) - (3.30)
                                2006  3,342,852     13.18 - 16.84  54,992,866          0.36      0.95 - 2.30    12.05 - 13.87
                                2005  2,877,414     11.76 - 14.81  41,868,418          0.21      0.95 - 2.30      5.63 - 7.40
                                2004  2,505,486     10.95 - 13.82  34,153,806            --      0.95 - 2.30     7.34 - 13.37
MIST Met/AIM Small Cap          2008  2,018,773      8.69 - 10.34  19,716,764            --      0.50 - 2.30 (40.13) - (39.03)
  Growth Investment Division    2007  2,078,620     14.54 - 16.96  33,578,933            --      0.50 - 2.30     8.53 - 10.51
                                2006  1,763,663     13.18 - 15.26  25,970,736            --      0.60 - 2.30    11.55 - 13.48
                                2005  1,475,123     11.68 - 13.45  19,296,323            --      0.60 - 2.30      5.85 - 7.60
                                2004  1,153,716     10.86 - 12.50 142,129,409            --      0.60 - 2.30      4.15 - 8.60
MIST Harris Oakmark             2008 14,571,842      9.41 - 12.13 167,003,504          1.70      0.50 - 2.30 (42.23) - (41.11)
  International                 2007 18,591,597     16.12 - 20.62 364,951,267          0.83      0.50 - 2.30   (3.38) - (1.50)
  Investment Division           2006 16,996,340     16.51 - 20.96 341,781,933          2.25      0.50 - 2.30    25.93 - 28.37
                                2005  9,989,980     12.90 - 16.11 158,028,315          0.05      0.95 - 2.30    11.65 - 13.40
                                2004  4,686,847     11.70 - 14.23  65,755,444          0.01      0.95 - 2.30    12.68 - 19.58
MIST Oppenheimer Capital        2008  3,446,175       5.12 - 7.08  19,597,897          3.52      0.50 - 2.30 (47.17) - (46.21)
  Appreciation                  2007  2,700,894      9.70 - 13.22  29,078,859          0.01      0.50 - 2.30    11.68 - 13.72
  Investment Division           2006  1,339,707      8.74 - 11.66  12,773,771          0.12      0.95 - 2.20      5.28 - 6.80
                                2005    448,382      8.36 - 10.93   4,043,647          0.02      0.95 - 2.05      3.23 - 3.55
                                2004         42       8.34 - 8.44         357          0.74      1.15 - 1.45      4.89 - 5.24
MIST Legg Mason Partners        2008  3,214,060       4.40 - 7.43  15,530,392          0.01      0.95 - 2.30 (40.44) - (39.53)
  Aggressive Growth             2007  3,543,970      7.38 - 12.29  28,433,627          0.12      0.95 - 2.30    (0.07) - 1.63
  Investment Division           2006  4,041,330      7.39 - 12.09  32,049,679            --      0.95 - 2.30   (3.91) - (2.50)
                                2005  3,428,990      7.69 - 12.41  28,090,437            --      0.95 - 2.30    10.93 - 12.78
                                2004  2,835,847      6.93 - 11.00  20,717,976            --      0.95 - 2.30     6.11 - 10.53
MIST Third Avennue Small Cap    2008    420,511     11.92 - 12.78   5,140,445          0.72      0.50 - 1.55 (30.91) - (30.17)
  Value Investment Division     2007    372,086     17.25 - 18.31   6,558,207          0.92      0.50 - 1.55   (4.52) - (3.51)
                                2006    263,473     18.07 - 18.97   4,845,048          0.40      0.50 - 1.55    11.39 - 12.57
                                2005    138,389     16.22 - 16.46   2,276,433            --      1.15 - 1.55    13.74 - 14.15
                                2004     27,952     14.26 - 14.42     403,590          0.43      1.15 - 1.55    24.54 - 25.07
MIST Clarion Global Real Estate 2008 16,326,816       1.60 - 9.78 153,313,019          1.70      0.50 - 2.30 (43.01) - (41.94)
  Investment Division           2007 17,742,339      2.76 - 16.85 289,685,350          0.99      0.50 - 2.30 (16.95) - (15.35)
                                2006 19,640,662      3.27 - 19.92 382,243,470          0.93      0.50 - 2.30    34.50 - 37.01
                                2005 11,156,645      2.39 - 14.51 159,988,876            --      0.95 - 2.30    10.69 - 12.61
                                2004  4,508,731     12.76 - 12.89  57,896,986          3.20      0.95 - 2.30    27.56 - 28.90
MIST Legg Mason Value Equity    2008  3,362,241       3.82 - 4.46  14,231,373          0.14      0.95 - 2.30 (55.65) - (54.86)
  Investment Division           2007  3,317,525       8.61 - 9.88  31,321,834            --      0.95 - 2.30   (8.06) - (6.61)
  (Commenced 5/1/2006)          2006  3,401,505      9.36 - 10.58  34,609,899          0.08      0.95 - 2.30    10.59 - 12.34
MIST SSgA Growth ETF            2008    865,844       7.63 - 8.09   6,834,582          1.48      0.50 - 2.30 (34.50) - (33.30)
  Investment Division           2007  1,055,765     11.65 - 12.13  12,579,610            --      0.50 - 2.30      3.20 - 5.09
  (Commenced 5/1/2006)          2006    322,952     11.30 - 11.50   3,692,601          1.65      0.95 - 2.20    11.38 - 12.93
MIST SSgA Growth and Income     2008  1,018,446       8.32 - 8.83   8,767,451          1.56      0.50 - 2.30 (26.77) - (25.43)
  ETF Investment Division       2007    447,213     11.37 - 11.84   5,202,299            --      0.50 - 2.30      2.99 - 4.87
  (Commenced 5/1/2006)          2006    266,996     11.05 - 11.23   2,982,650          2.24      0.95 - 2.20     9.30 - 10.72

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                             AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                      ---------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS     HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ---------- --------------- ------------- ------------- ---------------- -------------------
MIST PIMCO Inflation Protected   2008 16,462,465   10.58 - 11.78   184,375,735          3.63      0.50 - 2.30   (9.01) - (7.23)
  Bond Investment Division       2007  3,447,591   11.63 - 12.70    41,963,317          1.70      0.65 - 2.30     8.27 - 10.36
  (Commenced 5/1/2006)           2006  1,228,621   10.74 - 11.51    13,684,136            --      0.65 - 2.30    (1.89) - 0.00
MIST Janus Forty
  Investment Division            2008  1,331,773  80.39 - 175.43   139,405,695          4.92      0.50 - 2.30 (43.32) - (42.29)
  (Commenced 4/30/2007)          2007    277,193 141.84 - 304.58    50,512,056            --      0.50 - 2.30    27.14 - 29.47
MIST BlackRock Large Cap Core
  Investment Division            2008 22,319,434    9.08 - 61.28   589,510,769          0.70      0.50 - 2.30 (38.74) - (37.62)
  (Commenced 4/30/2007)          2007 25,948,608   14.57 - 95.85 1,097,474,099            --      0.60 - 2.30      3.94 - 5.74
Variable B Investment Division   2008    142,021  30.10 - 111.12    14,787,926          0.71             1.00 (37.74) - (37.59)
                                 2007    167,124  48.23 - 178.48    28,073,493          1.59             1.00      5.57 - 6.09
                                 2006    202,085  45.46 - 169.07    32,075,445          1.35             1.00            13.22
                                 2005    256,179  39.84 - 149.63    34,430,948          1.11             1.00      2.64 - 4.24
                                 2004    280,320  38.22 - 145.78    35,610,341          0.76             1.00      7.09 - 9.21
Variable C Investment Division   2008      9,309 111.12 - 139.06     1,191,340          0.73             1.00 (37.74) - (37.12)
                                 2007     11,081 178.48 - 221.14     2,233,598          1.54             1.00      5.57 - 6.63
                                 2006     11,969 169.07 - 207.39     2,255,006          1.36             1.00            13.61
                                 2005     16,427 149.63 - 181.74     2,530,897          1.22             1.00      2.64 - 3.66
                                 2004     16,427 145.78 - 175.32     2,571,598          0.45             1.00     9.21 - 10.31
MIST American Funds Balanced
  Allocation Investment Division
  (Commenced 4/28/2008)          2008  9,087,721     6.97 - 7.06    63,741,086          6.96      0.50 - 2.30 (30.31) - (29.41)
MIST American Funds Growth
  Allocation Investment Division
  (Commenced 4/28/2008)          2008 15,561,108     6.32 - 6.40    99,006,699          7.24      0.50 - 2.30 (36.79) - (35.97)
MIST American Funds Moderate
  Allocation Investment Division
  (Commenced 4/28/2008)          2008 15,201,857     7.64 - 7.74   116,911,851          6.90      0.50 - 2.30 (23.62) - (22.63)
MIST Met/Templeton Growth
  Investment Division
  (Commenced 4/28/2008)          2008    329,768     6.54 - 6.61     2,167,857          1.01      0.50 - 2.30 (34.60) - (33.90)
MIST Met/Franklin Income
  Investment Division
  (Commenced 4/28/2008)          2008  1,062,043     7.94 - 8.01     8,486,992          4.42      0.95 - 2.30 (20.62) - (19.88)
MIST Met/Franklin Mutual Shares
  Investment Division
  (Commenced 4/28/2008)          2008    696,867     6.57 - 6.64     4,602,420          5.65      0.50 - 2.30 (34.29) - (33.59)
MIST Met/Franklin Templeton
  Founding Strategy
  Investment Division
  (Commenced 4/28/2008)          2008  2,808,700     7.01 - 7.06    19,766,948          3.23      0.95 - 2.30 (29.93) - (29.44)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (Concluded)

6. FINANCIAL HIGHLIGHTS -- (Concluded)

                                                         AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- --------------------------------------------------
                                               UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS     HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ---------- --------------- ------------- ------------- ---------------- -------------------
American Funds Growth        2008  7,803,883   8.50 - 114.72   745,808,628          0.81      0.50 - 2.30 (45.39) - (44.33)
  Investment Division        2007  7,732,180  15.36 - 206.31 1,339,638,488          0.81      0.50 - 2.30     9.50 - 11.62
                             2006  7,208,741  13.81 - 185.02 1,130,973,142          0.85      0.50 - 2.55     5.17 - 11.04
                             2005  5,817,927  12.65 - 165.46   843,004,006          0.74      0.60 - 2.30     8.32 - 15.21
                             2004  4,245,543 100.66 - 143.62   542,082,661          0.20      0.85 - 2.30     3.61 - 11.54
American Funds Growth-Income 2008  7,042,671    8.27 - 86.49   506,869,989          1.67      0.50 - 2.30 (39.42) - (38.25)
  Investment Division        2007  7,633,730  13.47 - 140.21   901,350,156          1.55      0.50 - 2.30      2.38 - 4.25
                             2006  7,224,552  12.99 - 134.49   825,698,989          1.64      0.50 - 2.55     9.93 - 16.07
                             2005  6,416,996  11.36 - 115.07   648,646,801          1.42      0.60 - 2.30    (1.34) - 4.93
                             2004  5,181,523  76.86 - 109.66   506,094,791          1.02      0.85 - 2.30      4.85 - 9.44
American Funds Global Small  2008 19,436,946    9.59 - 17.36   312,334,366            --      0.50 - 2.30 (54.70) - (53.82)
  Capitalization             2007 20,755,088   20.82 - 37.63   728,759,168          2.98      0.50 - 2.30    18.36 - 20.64
  Investment Division        2006 17,064,435   17.31 - 31.23   501,254,164          0.46      0.50 - 2.55    20.10 - 23.25
                             2005 12,642,767   14.09 - 25.17   304,247,953          0.88      0.60 - 2.30    21.12 - 24.46
                             2004  8,037,895   18.07 - 20.25   156,789,112            --      0.85 - 2.30    11.42 - 35.71
American Funds Bond          2008  9,033,547   12.39 - 15.47   126,244,537          5.09      0.50 - 2.30  (11.64) - (9.94)
  Investment Division        2007 11,482,973   14.02 - 17.18   179,627,859          8.58      0.50 - 2.30      0.71 - 2.66
  (Commenced 5/1/2006 )      2006  3,656,960   13.92 - 16.74    56,220,877          0.65      0.50 - 2.55      3.55 - 6.42
                             ==== ========== =============== ============= ============= ================ ===================

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Divisions from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Division invests.

(3) These amounts represent the annualized contract expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

 The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Divisions.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
April 3, 2009

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2008         2007
                                                                --------     --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $135,428 and $148,865,
     respectively)............................................  $122,229     $152,266
  Equity securities available-for-sale, at estimated fair
     value (cost: $2,931 and $3,897, respectively)............     2,298        4,167
  Trading securities, at estimated fair value (cost: $281 and
     $456, respectively)......................................       277          457
  Mortgage and consumer loans, net............................    42,105       39,180
  Policy loans................................................     7,881        7,677
  Real estate and real estate joint ventures held-for-
     investment...............................................     6,255        5,484
  Real estate held-for-sale...................................         1           39
  Other limited partnership interests.........................     4,732        4,945
  Short-term investments......................................     7,598          603
  Other invested assets.......................................     9,916        4,375
                                                                --------     --------
     Total investments........................................   203,292      219,193
Cash and cash equivalents.....................................    10,279        1,927
Accrued investment income.....................................     2,079        2,451
Premiums and other receivables................................    28,290       24,077
Deferred policy acquisition costs and value of business
  acquired....................................................    10,871        8,628
Current income tax recoverable................................        75           --
Deferred income tax assets....................................     2,557           --
Other assets..................................................     4,517        6,361
Assets of subsidiaries held-for-sale..........................        --       22,037
Separate account assets.......................................    72,259       89,703
                                                                --------     --------
     Total assets.............................................  $334,219     $374,377
                                                                ========     ========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $ 98,183     $ 93,752
  Policyholder account balances...............................    93,308       81,003
  Other policyholder funds....................................     5,483        5,535
  Policyholder dividends payable..............................     1,023          991
  Policyholder dividend obligation............................        --          789
  Short-term debt.............................................       414          357
  Long-term debt..............................................     2,722        2,687
  Current income tax payable..................................        --          359
  Deferred income tax liability...............................        --          985
  Payables for collateral under securities loaned and other
     transactions.............................................    18,649       28,952
  Other liabilities...........................................    29,433       28,005
  Liabilities of subsidiaries held-for-sale...................        --       19,958
  Separate account liabilities................................    72,259       89,703
                                                                --------     --------
     Total liabilities........................................   321,474      353,076
                                                                --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 13)

STOCKHOLDER'S EQUITY:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and outstanding at
  both December 31, 2008 and 2007.............................         5            5
Additional paid-in capital....................................    14,437       14,426
Retained earnings.............................................     7,298        5,529
Accumulated other comprehensive income (loss).................    (8,995)       1,341
                                                                --------     --------
     Total stockholder's equity...............................    12,745       21,301
                                                                --------     --------
     Total liabilities and stockholder's equity...............  $334,219     $374,377
                                                                ========     ========




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                           2008      2007      2006
                                                         -------   -------   -------
REVENUES
Premiums...............................................  $18,444   $16,435   $15,936
Universal life and investment-type product policy
  fees.................................................    2,285     2,246     2,183
Net investment income..................................   11,122    12,582    11,518
Other revenues.........................................    1,882       934       833
Net investment gains (losses)..........................    3,472      (287)     (834)
                                                         -------   -------   -------
  Total revenues.......................................   37,205    31,910    29,636
                                                         -------   -------   -------
EXPENSES
Policyholder benefits and claims.......................   20,699    18,275    17,647
Interest credited to policyholder account balances.....    3,181     3,515     2,993
Policyholder dividends.................................    1,716     1,687     1,671
Other expenses.........................................    6,582     5,127     5,096
                                                         -------   -------   -------
  Total expenses.......................................   32,178    28,604    27,407
                                                         -------   -------   -------
Income from continuing operations before provision for
  income tax...........................................    5,027     3,306     2,229
Provision for income tax...............................    1,651     1,054       557
                                                         -------   -------   -------
Income from continuing operations......................    3,376     2,252     1,672
Income (loss) from discontinued operations, net of
  income tax...........................................     (289)      180       254
                                                         -------   -------   -------
Net income.............................................  $ 3,087   $ 2,432   $ 1,926
                                                         =======   =======   =======




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                         ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                                         (LOSS)
                                                                        ---------------------------------------
                                                                              NET         FOREIGN      DEFINED
                                                  ADDITIONAL              UNREALIZED      CURRENCY     BENEFIT
                                          COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION     PLANS
                                           STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  ADJUSTMENTS  ADJUSTMENT    TOTAL
                                          ------  ----------  --------  --------------  -----------  ----------  --------
Balance at January 1, 2006..............    $ 5    $ 13,808    $ 2,749      $ 1,809        $ 137       $   (41)  $ 18,467
Treasury stock transactions, net -- by
  subsidiary............................                 12                                                            12
Capital contributions from MetLife, Inc.
  (Notes 2 and 15)......................                489                                                           489
Excess tax benefits related to stock-
  based compensation....................                 34                                                            34
Dividends on common stock...............                          (863)                                              (863)
Comprehensive income:
  Net income............................                         1,926                                              1,926
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.......................                                        (20)                                  (20)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                        (93)                                  (93)
     Foreign currency translation
       adjustments, net of income tax...                                                       7                        7
     Additional minimum pension
       liability adjustment, net of
       income tax.......................                                                                   (18)       (18)
                                                                                                                 --------
     Other comprehensive income (loss)..                                                                             (124)
                                                                                                                 --------
  Comprehensive income..................                                                                            1,802
                                                                                                                 --------
  Adoption of SFAS 158, net of income
     tax................................                                                                  (749)      (749)
                                            ---    --------    -------     --------        -----      --------   --------
Balance at December 31, 2006............      5      14,343      3,812        1,696          144          (808)    19,192
Cumulative effect of changes in
  accounting principles, net of income
  tax (Note 1)..........................                          (215)                                              (215)
                                            ---    --------    -------     --------        -----      --------   --------
Balance at January 1, 2007..............      5      14,343      3,597        1,696          144          (808)    18,977
Treasury stock transactions, net -- by
  subsidiary............................                 10                                                            10
Capital contributions from MetLife, Inc.
  (Notes 2 and 15)......................                  7                                                             7
Excess proceeds received on sale of
  interests in affiliate (Note 15)......                 30                                                            30
Excess tax benefits related to stock-
  based compensation....................                 36                                                            36
Dividends on common stock...............                          (500)                                              (500)
Comprehensive income:
  Net income............................                         2,432                                              2,432
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.......................                                        (15)                                  (15)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                       (339)                                 (339)
     Foreign currency translation
       adjustments, net of income tax...                                                     139                      139
     Defined benefit plans adjustment,
       net of income tax................                                                                   524        524
                                                                                                                 --------
     Other comprehensive income.........                                                                              309
                                                                                                                 --------
  Comprehensive income..................                                                                            2,741
                                            ---    --------    -------     --------        -----      --------   --------
Balance at December 31, 2007............      5      14,426      5,529        1,342          283          (284)    21,301
Treasury stock transactions, net -- by
  subsidiary............................                (11)                                                          (11)
Capital contributions from MetLife, Inc.
  (Note 15).............................                 13                                                            13
Excess tax benefits related to stock-
  based compensation....................                  9                                                             9
Dividend of interests in subsidiary
  (Note 2)..............................                        (1,318)                                            (1,318)
Comprehensive loss:
  Net income............................                         3,087                                              3,087
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.......................                                        272                                   272
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                     (9,315)                               (9,315)
     Foreign currency translation
       adjustments, net of income tax...                                                    (140)                    (140)
     Defined benefit plans adjustment,
       net of income tax................                                                                (1,153)    (1,153)
                                                                                                                 --------
     Other comprehensive income (loss)..                                                                          (10,336)
                                                                                                                 --------
  Comprehensive loss....................                                                                           (7,249)
                                            ---    --------    -------     --------        -----      --------   --------
Balance at December 31, 2008............     $5     $14,437    $ 7,298     $ (7,701)       $ 143      $ (1,437)  $ 12,745
                                            ===    ========    =======     ========        =====      ========   ========




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                                          2008       2007       2006
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $  3,087   $  2,432   $  1,926
Adjustments to reconcile net income to net cash
  provided by operating activities:
  Depreciation and amortization expenses..............       258        368        308
  Amortization of premiums and accretion of discounts
     associated with investments, net.................      (660)      (592)      (467)
  (Gains) losses from sales of investments and
     businesses, net..................................    (2,868)       420        687
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership
     interests........................................       524       (433)      (376)
  Interest credited to policyholder account balances..     3,289      3,777      3,247
  Universal life and investment-type product policy
     fees.............................................    (2,285)    (2,246)    (2,183)
  Change in accrued investment income.................       316       (201)      (295)
  Change in premiums and other receivables............    (1,734)       228     (3,565)
  Change in deferred policy acquisition costs, net....      (100)      (598)      (672)
  Change in insurance-related liabilities.............     5,117      4,022      3,743
  Change in trading securities........................        74        188       (196)
  Change in income tax payable........................       630        715        144
  Change in other assets..............................     2,828       (232)       772
  Change in other liabilities.........................     1,827     (1,309)     1,109
  Other, net..........................................       161         51        (37)
                                                        --------   --------   --------
Net cash provided by operating activities.............    10,464      6,590      4,145
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    68,089     73,576     73,351
     Equity securities................................     2,140      1,265        858
     Mortgage and consumer loans......................     5,238      8,085      7,632
     Real estate and real estate joint ventures.......       159        503        847
     Other limited partnership interests..............       404        764      1,253
  Purchases of:
     Fixed maturity securities........................   (56,251)   (73,375)   (90,163)
     Equity securities................................    (1,094)    (2,204)      (731)
     Mortgage and consumer loans......................    (8,819)   (11,891)   (10,535)
     Real estate and real estate joint ventures.......    (1,071)    (1,369)    (1,069)
     Other limited partnership interests..............    (1,163)    (1,459)    (1,551)
  Net change in short-term investments................    (6,967)       582       (362)
  Purchases of subsidiaries...........................        --         --       (193)
  (Payments) proceeds from sales of businesses........        (4)        25         48
  Dividend of subsidiary..............................      (270)        --         --
  Excess proceeds received on sale of interests in
     affiliate........................................        --         30         --
  Net change in other invested assets.................    (1,831)    (1,587)    (1,084)
  Net change in policy loans..........................      (193)      (149)      (176)
  Net change in property, equipment and leasehold
     improvements.....................................      (171)       (88)      (109)
  Other, net..........................................        --         22         (4)
                                                        --------   --------   --------
Net cash used in investing activities.................  $ (1,804)  $ (7,270)  $(21,988)
                                                        --------   --------   --------




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                                           2008       2007       2006
                                                         --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................................  $ 58,338   $ 39,125   $ 37,411
     Withdrawals.......................................   (48,818)   (34,135)   (31,366)
  Net change in short-term debt........................        57       (476)       380
  Long-term debt issued................................        27      1,705          8
  Long-term debt repaid................................       (21)      (894)      (112)
  Collateral financing arrangements issued.............        --         --        850
  Shares subject to mandatory redemption...............        --       (131)        --
  Debt issuance costs..................................        --         (8)       (13)
  Net change in payables for collateral under
     securities loaned and other transactions..........   (10,303)    (3,167)    11,110
  Capital contribution from MetLife, Inc. .............        --          7         93
  Dividends on common stock............................        --       (500)      (863)
  Other, net...........................................         8         30         13
                                                         --------   --------   --------
Net cash (used in) provided by financing activities....      (712)     1,556     17,511
                                                         --------   --------   --------
Change in cash and cash equivalents....................     7,948        876       (332)
Cash and cash equivalents, beginning of year...........     2,331      1,455      1,787
                                                         --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................  $ 10,279   $  2,331   $  1,455
                                                         ========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year....................................  $    404   $    164   $    129
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE,
  END OF YEAR..........................................  $     --   $    404   $    164
                                                         ========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year....................................  $  1,927   $  1,291   $  1,658
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS,
  END OF YEAR..........................................  $ 10,279   $  1,927   $  1,291
                                                         ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest..........................................  $    268   $    332   $    256
                                                         ========   ========   ========
     Income tax........................................  $    494   $  1,010   $    197
                                                         ========   ========   ========
  Non-cash transactions during the year:
     Dividend of subsidiary:
       Assets disposed.................................  $ 22,135   $     --   $     --
       Less: liabilities disposed......................   (20,689)        --         --
                                                         --------   --------   --------
       Net assets disposed.............................     1,446         --         --
       Add: cash disposed..............................       270         --         --
       Less: dividend of interests in subsidiary.......    (1,318)        --         --
                                                         --------   --------   --------
       Loss on dividend of interests in subsidiary.....  $    398   $     --   $     --
                                                         ========   ========   ========
     Fixed maturity securities received in connection
       with insurance contract commutation.............  $    115   $     --   $     --
                                                         ========   ========   ========
     Capital contribution from MetLife, Inc. ..........  $     13   $     --   $     --
                                                         ========   ========   ========
     Real estate acquired in satisfaction of debt......  $     --   $     --   $      6
                                                         ========   ========   ========
     Contribution of other intangible assets, net of
       deferred income tax.............................  $     --   $     --   $    377
                                                         ========   ========   ========
     Excess of net assets over purchase price for
       subsidiary......................................  $     --   $     --   $     19
                                                         ========   ========   ========
     Issuance of secured demand note collateral
       agreement.......................................  $     25   $     --   $     --
                                                         ========   ========   ========




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. The Company is organized into two operating segments:
Institutional and Individual, as well as Corporate & Other. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries as well as partnerships and joint ventures in which the Company has control. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 9. Intercompany accounts and transactions have been eliminated.

     In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include asset-backed securitizations, trust preferred securities, joint ventures, limited partnerships and limited liability companies. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $83 million and $162 million at December 31, 2008 and 2007, respectively. There was also minority interest of $1.5 billion included in liabilities of subsidiaries held-for-sale at December 31, 2007.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2008 presentation. See
Note 18 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii)  the recognition of income on certain investment entities;

          (iv) the application of the consolidation rules to certain investments;

          (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (vi)   the estimated fair value of and accounting for derivatives;

          (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions;

          (xi)   accounting for employee benefit plans; and

          (xii)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

          Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

          Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, trading securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnership interests, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements, and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Certain mortgage loans previously designated as held-for-investment have been designated as held-for-sale to reflect a change in the Company's intention as it relates to holding such loans. At the time of transfer, such loans are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. Amortized cost is determined in the same manner as mortgage loans held-for-investment described above. The amount by which amortized cost exceeds estimated fair value less expected disposition costs is accounted for as a valuation allowance. Changes in such valuation allowance are recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, leveraged leases, loans to affiliates, tax credit partnerships, funds withheld at interest and joint venture investments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Freestanding derivatives with positive estimated fair values are more fully described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values as needed.

          Loans to affiliates consist of loans to the Company's affiliates, some of which are regulated, to meet their capital requirements. Such loans are carried at amortized cost.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for on the equity method. Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Certain mortgages have been designated as held-for-sale which are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. For these loans, estimated fair value is determined using independent broker quotations or, when the loan is in foreclosure or otherwise determined to be collateral dependent, the estimated fair value of the underlying collateral estimated using internal models.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make an additional credit risk adjustments is performed by the Company each reporting period.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures, or for all derivatives held in relation to the trading portfolios. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.4 billion and $1.2 billion at December 31, 2008 and 2007, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $720 million and $609 million at December 31, 2008 and 2007, respectively. Related depreciation and amortization expense was $111 million, $105 million and $97 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.2 billion and $1.1 billion at December 31, 2008 and 2007, respectively. Accumulated amortization of capitalized software was $862 million and $742 million at December 31, 2008 and 2007, respectively. Related amortization expense was $117 million, $97 million and $90 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance, and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts (dividend paying traditional contracts within the closed block) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re- estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross margins and the re-estimation of expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units which are particularly sensitive to market assumptions, such as the annuities and variable & universal life reporting units within the Individual segment, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit.

     Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

     Participating business represented approximately 8% and 9% of the Company's life insurance in-force, and 17% and 16% of the number of life insurance policies in-force, at December 31, 2008 and 2007, respectively. Participating policies represented approximately 32% and 33%, 36% and 36%, and 34% and 33% of gross and net life insurance premiums for the years ended December 31, 2008, 2007 and 2006, respectively. The percentages indicated are calculated excluding the business of the reinsurance segment.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 2% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     Liabilities for unpaid claims and claim expenses are included in future policyholder benefits and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid-up guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and, non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 17%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivative.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Income Taxes

     The Company joins with MetLife, Inc. and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Company participates in a tax sharing agreement with MetLife, Inc. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) MetLife, Inc. to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)   future reversals of existing taxable temporary differences;

          (iii)  taxable income in prior carryback years; and

          (iv)   tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 12) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. At December 31, 2008, virtually all the obligations are calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), as amended, established the accounting for pension plan obligations. Under SFAS 87, the projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions, as amended, established the accounting for expected postretirement plan benefit obligations ("EPBO") which represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligations ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     Prior to December 31, 2006, the funded status of the pension and other postretirement plans, which is the difference between the estimated fair value of plan assets and the PBO for pension plans and the APBO for other postretirement plans (collectively, the "Benefit Obligations"), was offset by the unrecognized actuarial gains or losses, prior service cost and transition obligations to determine prepaid or accrued benefit cost, as applicable. The net amount was recorded as a prepaid or accrued benefit cost, as applicable. Further, for pension plans, if the ABO exceeded the estimated fair value of the plan assets, that excess was recorded as an additional minimum pension liability with a corresponding intangible asset. Recognition of the intangible asset was limited to the amount of any unrecognized prior service cost. Any additional minimum pension liability in excess of the allowable intangible asset was charged, net of income tax, to accumulated other comprehensive income.

     As described more fully in "Adoption of New Accounting Pronouncements," effective December 31, 2006, the Company adopted SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans -- an amendment of FASB Statements No. 87, 88, 106, and SFAS No. 132(r) ("SFAS 158"). Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the Benefit Obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs at December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions are matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

     Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

     Effective January 1, 2006, MetLife, Inc. adopted, using the modified prospective transition method, SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"). In accordance with this guidance the cost of all stock-based transactions is measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. Prior to January 1, 2006, MetLife, Inc. recognized stock-based compensation over the vesting period of the grant or award, including grants or awards to retirement-eligible employees. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period. Prior to January 1, 2006, MetLife, Inc. recognized the corresponding reduction of stock compensation in the period in which the forfeitures occurred.

     Stock-based awards granted after December 31, 2002 but prior to January 1, 2006 were accounted for on a prospective basis using the fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure. The fair value method prescribed by SFAS 123 required compensation expense to be measured based on the fair value of the equity instrument at the grant or award date. Stock-based compensation was recognized over the vesting period of the grant or award, including grants or awards to retirement-eligible employees.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments, and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $13 million ($8 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. Note 19 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

      (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the implementation of FIN 48, the Company recognized an $18 million increase in the liability for unrecognized tax benefits and a $16 million decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $13 million, net of $11 million of minority interest included in liabilities of subsidiaries held-for-sale. See also Note 12.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact at January 1, 2007 was a cumulative effect adjustment of $202 million, net of income tax of $116 million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, MetLife, Inc. adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement benefit plans by requiring the:

       (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the estimated fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement benefit plans;

      (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs at the end of the year of adoption;

     (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

      (iv) measurement of benefit plan assets and obligations at the date of the statement of financial position; and

       (v) disclosure of additional information about the effects on the employer's statement of financial position.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The adoption of SFAS 158 resulted in a reduction of $749 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 14.

  Stock Compensation Plans

     As described previously, effective January 1, 2006, MetLife, Inc. adopted SFAS 123(r) including supplemental application guidance issued by the U.S. Securities and Exchange Commission in Staff Accounting Bulletin ("SAB") No. 107, Share-Based Payment using the modified prospective transition method. In accordance with the modified prospective transition method, results for prior periods have not been restated. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. MetLife, Inc. had previously adopted the fair value method of accounting for stock-based awards as prescribed by SFAS 123 on a prospective basis effective January 1, 2003. MetLife, Inc. did not modify the substantive terms of any existing awards prior to adoption of SFAS 123(r).

     Under the modified prospective transition method, compensation expense recognized during the year ended December 31, 2006 includes: (a) compensation expense for all stock-based awards granted prior to, but not yet vested as of January 1, 2006, based on the grant date fair value estimated in accordance with the original provisions of SFAS 123, and (b) compensation expense for all stock-based awards granted beginning January 1, 2006, based on the grant date fair value estimated in accordance with the provisions of SFAS 123(r).

     The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations as all stock-based awards accounted for under the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees had vested prior to the adoption date and the Company, in conjunction with MetLife, Inc. had adopted the fair value recognition provisions of SFAS 123 on January 1, 2003.

     SFAS 123 allowed forfeitures of stock-based awards to be recognized as a reduction of compensation expense in the period in which the forfeiture occurred. Upon adoption of SFAS 123(r), MetLife, Inc. changed its policy and now incorporates an estimate of future forfeitures into the determination of compensation expense when recognizing expense over the requisite service period. The impact of this change in accounting policy was not significant to the Company's financial position or results of operations as of the date of adoption.

     Additionally, for awards granted after adoption, MetLife, Inc. changed its policy from recognizing expense for stock-based awards over the requisite service period to recognizing such expense over the shorter of the requisite service period or the period to attainment of retirement-eligibility.

     Prior to the adoption of SFAS 123(r), the Company presented tax benefits of deductions resulting from the exercise of stock options within operating cash flows in the consolidated statements of cash flows. SFAS 123(r) requires tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options be classified and reported as a financing cash inflow upon adoption of SFAS 123(r).

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FSP No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 amends SFAS No. 13, Accounting for Leases, to require that a lessor review the projected timing of income tax cash flows generated by a leveraged lease annually or more frequently if events or circumstances indicate that a change in timing has occurred or is projected to occur. In addition, FSP 13-2 requires that the change in the net investment balance resulting from the recalculation be recognized as a gain or loss from continuing operations in the same line item in which leveraged lease income is recognized in the year in which the assumption is changed. The adoption of FSP 13-2 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively EITF Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r), and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future interim and annual periods.

  Other Pronouncements

     In December 2008, the FASB issued FSP No. FAS 132(r)-1, Employers' Disclosures about Postretirement Benefit Plan Assets ("FSP 132(r)-1"). FSP 132(r)-1 amends SFAS No. 132(r), Employers' Disclosures about Pensions and Other Postretirement Benefits to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement plan. The FSP requires an employer to disclose information about the valuation of plan assets similar to that required under SFAS 157. FSP 132(r)-1 is effective for fiscal years ending after December 15, 2009. The Company will provide all of the material required disclosures in the appropriate future annual period.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  ACQUISITIONS AND DISPOSITIONS

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     On September 12, 2008, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). In connection with this transaction, General American Life Insurance Company ("GALIC") dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. Metropolitan Life Insurance Company, through its investment in GALIC, retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. The Company has agreed to dispose of the remaining shares of RGA within the next five years. In connection with the Company's agreement to dispose of the remaining shares, the Company also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations. The disposition of RGA results in the elimination of the Company's Reinsurance segment. The Reinsurance segment was comprised of the results of RGA, which at disposition became discontinued operations of Corporate & Other, and the interest on economic capital, which has been reclassified to the continuing operations of Corporate & Other. See Note 18 for reclassifications related to discontinued operations and Note 17 for segment information.

  OTHER ACQUISITIONS AND DISPOSITIONS

     See Note 15 for information on the contribution from MetLife, Inc. in the form of intangible assets related to VOCRA from a 2008 acquisition by MetLife, Inc.

     On October 20, 2006, MetLife, Inc. sold its subsidiary, Citicorp Life Insurance Company and its subsidiary, First Citicorp Life Insurance Company (collectively, "CLIC") to the Company for $135 million in cash consideration. The net assets of CLIC acquired by the Company were $154 million. The excess of the net assets of CLIC received over the purchase price resulted in an increase of $19 million in additional paid-in capital. In connection

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


with the sale and merger of CLIC with and into Metropolitan Life Insurance Company, MetLife, Inc. contributed $17 million to the Company. See Note 15.

     On September 30, 2006, the Company acquired MetLife Retirement Services LLC (formerly, CitiStreet Retirement Services LLC), and its subsidiaries from an affiliate, Metropolitan Tower Life Insurance Company ("MTL") for approximately $58 million in cash consideration settled in the fourth quarter of 2006. The assets acquired are principally comprised of $52 million related to the VOCRA. Further information on VOCRA is described in Note 7.

     On July 1, 2005, MetLife, Inc. completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). On September 30, 2006, the Company received a capital contribution, as described in Note 15, from MetLife, Inc. of $377 million in the form of intangible assets related to the VODA of $389 million, net of deferred income tax of $12 million, for which the Company receives the benefit. The VODA originated through MetLife, Inc.'s acquisition of Travelers and was transferred at its amortized cost basis. Further information on VODA is described in Note 7.

     See Note 18 for information on the disposition of SSRM Holdings, Inc ("SSRM").

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                      DECEMBER 31, 2008
                                      -------------------------------------------------
                                       COST OR    GROSS UNREALIZED
                                      AMORTIZED   ----------------    ESTIMATED    % OF
                                         COST      GAIN      LOSS    FAIR VALUE   TOTAL
                                      ---------   ------   -------   ----------   -----
                                                        (IN MILLIONS)
U.S. corporate securities...........   $ 49,334   $  770   $ 6,352    $ 43,752     35.8%
Residential mortgage-backed
  securities........................     25,659      539     3,145      23,053     18.9
Foreign corporate securities........     23,898      435     4,109      20,224     16.5
U.S. Treasury/agency securities.....     12,884    3,052        --      15,936     13.0
Commercial mortgage-backed
  securities........................     11,502       11     2,436       9,077      7.4
Asset-backed securities.............      8,490       14     2,193       6,311      5.2
Foreign government securities.......      2,436      464       125       2,775      2.3
State and political subdivision
  securities........................      1,225       31       155       1,101      0.9
Other fixed maturity securities.....         --       --        --          --       --
                                       --------   ------   -------    --------    -----
  Total fixed maturity securities
     (1), (2).......................   $135,428   $5,316   $18,515    $122,229    100.0%
                                       ========   ======   =======    ========    =====
Common stock........................   $  1,358   $   29   $    96    $  1,291     56.2%
Non-redeemable preferred stock (1)..      1,573        1       567       1,007     43.8
                                       --------   ------   -------    --------    -----
  Total equity securities...........   $  2,931   $   30   $   663    $  2,298    100.0%
                                       ========   ======   =======    ========    =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                       DECEMBER 31, 2007
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $ 50,087   $1,488   $1,195    $ 50,380     33.1%
Residential mortgage-backed
  securities.........................     35,773      444      237      35,980     23.6
Foreign corporate securities.........     24,663    1,414      454      25,623     16.8
U.S. Treasury/agency securities......     14,271    1,296        1      15,566     10.2
Commercial mortgage-backed
  securities.........................     12,481      204      100      12,585      8.3
Asset-backed securities..............      7,034       32      309       6,757      4.5
Foreign government securities........      3,855      850       18       4,687      3.1
State and political subdivision
  securities.........................        467       13        9         471      0.3
Other fixed maturity securities......        234       12       29         217      0.1
                                        --------   ------   ------    --------    -----
  Total fixed maturity securities
     (1), (2)........................   $148,865   $5,753   $2,352    $152,266    100.0%
                                        ========   ======   ======    ========    =====
Common stock.........................   $  1,988   $  540   $   93    $  2,435     58.4%
Non-redeemable preferred stock (1)...      1,909       33      210       1,732     41.6
                                        --------   ------   ------    --------    -----
  Total equity securities............   $  3,897   $  573   $  303    $  4,167    100.0%
                                        ========   ======   ======    ========    =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $885 million and $1,412 million, respectively. In addition, the Company held $122 million and $320 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $1,426 million and $2,769 million, respectively. In addition, the Company held $7 million and $20 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, included in fixed maturity securities.

   (2) At December 31, 2008 and 2007 the Company also held $1,495 million and $2,557 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $7.3 billion and $7.8 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


that totaled $8.4 billion and $11.6 billion at December 31, 2008 and 2007, respectively. These securities had net unrealized gains (losses) of ($3,275) million and $94 million at December 31, 2008 and 2007, respectively.

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $59 million and $12 million at December 31, 2008 and 2007, respectively. Net unrealized gains (losses) associated with non-income producing fixed maturity securities were ($17) million and $11 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $2,438 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $1,463 million, $515 million, $426 million and $34 million are included within U.S. corporate securities, asset-backed securities, state and political subdivision securities, and residential mortgage-backed securities, respectively, and 11% and 74% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately, 68% of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $15.9 billion and $15.6 billion, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (35.8%), residential mortgage-backed securities (18.9%), and foreign corporate securities (16.5%); and at December 31, 2007, were U.S. corporate fixed maturity securities (33.1%), residential mortgage-backed securities (23.6%), and foreign corporate securities (16.8%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $64.0 billion and $76.0 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $992 million and $830 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $6.2 billion and $5.5 billion, respectively, the total of these ten issuers being less than 3% of the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign (1).................................    $20,224     31.6%    $25,623     33.7%
Industrial..................................     10,240     16.0      11,782     15.5
Finance.....................................      9,660     15.1      13,034     17.2
Consumer....................................      9,120     14.3      10,779     14.2
Utility.....................................      8,798     13.8       9,123     12.0
Communications..............................      3,810      5.9       5,121      6.7
Other.......................................      2,124      3.3         541      0.7
                                                -------    -----     -------    -----
  Total.....................................    $63,976    100.0%    $76,003    100.0%
                                                =======    =====     =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors, and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......    $17,343     75.2%    $24,187     67.2%
  Pass-through securities...................      5,710     24.8      11,793     32.8
                                                -------    -----     -------    -----
Total residential mortgage-backed
  securities................................    $23,053    100.0%    $35,980    100.0%
                                                =======    =====     =======    =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 66%, 24%, and 10% of the total holdings, respectively. At December 31, 2008 and 2007, $21.3 billion and $35.8 billion, respectively, or 93% and 99% respectively of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P, or Fitch Ratings ("Fitch"). The majority of the agency residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure was $2.3 billion and $4.2 billion, respectively, with an unrealized loss of $1,315 million and $91 million, respectively. At December 31, 2008 and 2007, $1.5 billion and $4.2 billion, respectively, or 64% and 100%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008 the Company's Alt-A holdings are distributed as follows: 24% 2007 vintage year, 26% 2006 vintage year; and 50% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $9.1 billion and $12.6 billion, respectively, at estimated fair value. At December 31, 2008 and 2007, $8.5 billion and $11.1 billion, respectively, of the estimated fair value, or 94% and 88%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P, or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows: 94% Aaa, 4% Aa, 1% A, and 1% Baa. At December 31, 2008, 83% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was $46 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $6.3 billion and $6.8 billion, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $4.8 billion and $3.8 billion, respectively, or 76% and 56%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, residential mortgage-backed securities backed by sub-prime mortgage loans, automobile receivables and student loan receivables of 47%, 12%, 11% and 10% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $0.7 billion and $1.2 billion, respectively, and unrealized losses of $457 million and $119 million, respectively. At December 31, 2008, 49% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 21% and 34% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity in its equity securities holdings.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $  3,491    $  3,500     $  2,629    $  2,726
Due after one year through five years...     21,495      19,741       26,725      27,473
Due after five years through ten years..     27,411      24,402       24,349      24,739
Due after ten years.....................     37,380      36,145       39,874      42,006
                                           --------    --------     --------    --------
  Subtotal..............................     89,777      83,788       93,577      96,944
Mortgage-backed and asset-backed
  securities............................     45,651      38,441       55,288      55,322
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $135,428    $122,229     $148,865    $152,266
                                           ========    ========     ========    ========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2008       2007      2006
                                                   --------   -------   -------
                                                           (IN MILLIONS)
Fixed maturity securities........................  $(13,199)  $ 3,885   $ 4,685
Equity securities................................      (633)      251       483
Derivatives......................................        14      (358)     (238)
Minority interest................................        --      (150)     (159)
Other............................................        56       (22)       --
                                                   --------   -------   -------
  Subtotal.......................................   (13,762)    3,606     4,771
                                                   --------   -------   -------
Amounts allocated from:
  Insurance liability loss recognition...........        (1)     (366)     (806)
  DAC and VOBA...................................     2,000      (420)     (239)
  Policyholder dividend obligation...............        --      (789)   (1,062)
                                                   --------   -------   -------
     Subtotal....................................     1,999    (1,575)   (2,107)
                                                   --------   -------   -------
Deferred income tax..............................     4,062      (689)     (968)
                                                   --------   -------   -------
  Subtotal.......................................     6,061    (2,264)   (3,075)
                                                   --------   -------   -------
Net unrealized investment gains (losses).........  $ (7,701)  $ 1,342   $ 1,696
                                                   ========   =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                YEARS ENDED DECEMBER 31,
                                             ------------------------------
                                               2008       2007       2006
                                             --------   --------   --------
                                                      (IN MILLIONS)
Balance, at January 1,.....................  $  1,342    $ 1,696    $1,809
Unrealized investment gains (losses) during
  the year.................................   (17,455)    (1,165)     (966)
Unrealized investment losses of subsidiary
  at the date of dividend of interests.....        87         --        --
Unrealized investment gains (losses)
  relating to:
  Insurance liability gain (loss)
     recognition...........................       365        440       453
  DAC and VOBA.............................     2,438       (181)      (91)
  DAC and VOBA of subsidiary at date of
     dividend of interests.................       (18)        --        --
  Policyholder dividend obligation.........       789        273       430
  Deferred income tax......................     4,797        279        61
  Deferred income tax of subsidiary at date
     of dividend of interests..............       (46)        --        --
                                             --- ----    -------    ------
Balance, at December 31,...................  $ (7,701)   $ 1,342    $1,696
                                             === ====    =======    ======
Change in net unrealized investment gains
  (losses).................................  $ (9,043)   $  (354)   $ (113)
                                             === ====    =======    ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                     DECEMBER 31, 2008
                                   -------------------------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER THAN
                                       LESS THAN 12 MONTHS               12 MONTHS                      TOTAL
                                   ---------------------------  ---------------------------  ---------------------------
                                    ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                   FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                   ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities........    $20,927        $2,988        $11,002        $3,364        $31,929       $ 6,352
Residential mortgage-backed
  securities.....................      6,833         1,958          2,561         1,187          9,394         3,145
Foreign corporate securities.....     10,899         2,370          4,421         1,739         15,320         4,109
U.S. Treasury/agency securities..         34            --             --            --             34            --
Commercial mortgage-backed
  securities.....................      6,828         1,250          2,112         1,186          8,940         2,436
Asset-backed securities..........      3,708           717          2,418         1,476          6,126         2,193
Foreign government securities....        555            86            128            39            683           125
State and political subdivision
  securities.....................        586           117            106            38            692           155
Other fixed maturity securities..         --            --             --            --             --            --
                                     -------        ------        -------        ------        -------       -------
  Total fixed maturity
     securities..................    $50,370        $9,486        $22,748        $9,029        $73,118       $18,515
                                     =======        ======        =======        ======        =======       =======
Equity securities................    $   505        $  199        $   694        $  464        $ 1,199       $   663
                                     =======        ======        =======        ======        =======       =======
Total number of securities in an
  unrealized loss position.......      4,556                        2,038
                                     =======                      =======




                                                                     DECEMBER 31, 2007
                                   -------------------------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER THAN
                                       LESS THAN 12 MONTHS               12 MONTHS                      TOTAL
                                   ---------------------------  ---------------------------  ---------------------------
                                    ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                   FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                   ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities........    $16,906        $  834        $ 5,621         $361         $22,527        $1,195
Residential mortgage-backed
  securities.....................      9,116           174          3,730           63          12,846           237
Foreign corporate securities.....      6,594           286          3,119          168           9,713           454
U.S. Treasury/agency securities..        124             1            279           --             403             1
Commercial mortgage-backed
  securities.....................      1,613            54          2,200           46           3,813           100
Asset-backed securities..........      4,584           242            740           67           5,324           309
Foreign government securities....        357            13            136            5             493            18
State and political subdivision
  securities.....................        128             6             66            3             194             9
Other fixed maturity securities..         74            29             --           --              74            29
                                     -------        ------        -------         ----         -------        ------
  Total fixed maturity
     securities..................    $39,496        $1,639        $15,891         $713         $55,387        $2,352
                                     =======        ======        =======         ====         =======        ======
Equity securities................    $ 1,778        $  264        $   281         $ 39         $ 2,059        $  303
                                     =======        ======        =======         ====         =======        ======
Total number of securities in an
  unrealized loss position.......      2,767                        2,468
                                     =======                      =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2008
                                         --------------------------------------------------------------
                                               COST OR                GROSS               NUMBER OF
                                            AMORTIZED COST       UNREALIZED LOSS         SECURITIES
                                         -------------------   -------------------   ------------------
                                         LESS THAN    20% OR   LESS THAN    20% OR   LESS THAN   20% OR
                                            20%        MORE       20%        MORE       20%       MORE
                                         ---------   -------   ---------   -------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................    $22,435    $31,160     $1,677    $11,043     1,894      1,902
Six months or greater but less than
  nine months.........................      9,681      1,325        941        676       656         97
Nine months or greater but less than
  twelve months.......................     10,482      2,119      1,185      1,165       507        122
Twelve months or greater..............     14,076        355      1,598        230       915         37
                                          -------    -------     ------    -------
  Total...............................    $56,674    $34,959     $5,401    $13,114
                                          =======    =======     ======    =======
EQUITY SECURITIES:
Less than six months..................    $   329    $   757     $   49    $   336       229        410
Six months or greater but less than
  nine months.........................         15        301          2        146         5         22
Nine months or greater but less than
  twelve months.......................          2        340         --        125         1         14
Twelve months or greater..............        118         --          5         --        11         --
                                          -------    -------     ------    -------
  Total...............................    $   464    $ 1,398     $   56    $   607
                                          =======    =======     ======    =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                                COST OR               GROSS              NUMBER OF
                                            AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...................    $26,208     $819      $  760     $232      1,865        80
Six months or greater but less than
  nine months..........................      8,522        6         397        1        573         3
Nine months or greater but less than
  twelve months........................      5,925       --         344       --        432        --
Twelve months or greater...............     16,249       10         614        4      1,236         6
                                           -------     ----      ------     ----
  Total................................    $56,904     $835      $2,115     $237
                                           =======     ====      ======     ====
EQUITY SECURITIES:
Less than six months...................    $ 1,121     $296      $   96     $ 97        963       394
Six months or greater but less than
  nine months..........................        324       --          37       --        144        --
Nine months or greater but less than
  twelve months........................        353       --          44       --         58         1
Twelve months or greater...............        268       --          29       --         74        --
                                           -------     ----      ------     ----
  Total................................    $ 2,066     $296      $  206     $ 97
                                           =======     ====      ======     ====



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $5.4 billion and $2.1 billion, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008 and 2007, $56 million and $206 million, respectively, of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 12% and 10%, respectively, of the cost of such securities.

     At December 31, 2008, $13.1 billion and $607 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 38% and 43% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $13.1 billion and $607 million, $11.0 billion and $336 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months. At December 31, 2007, $237 million and $97 million of unrealized losses related to fixed

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 28% and 33% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $237 million and $97 million, $232 million and $97 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months.

     The Company held 440 fixed maturity securities and 28 equity securities, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These 440 fixed maturity securities represented 46% or $8.6 billion in the aggregate, of the gross unrealized loss on fixed maturity securities. These 28 equity securities represented 73% or $484 million in the aggregate, of the gross unrealized loss on equity securities. The Company held 13 fixed maturity securities and three equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These 13 fixed maturity securities represented 8% or $180 million in the aggregate, of the gross unrealized loss on fixed maturity securities. These three equity securities represented 15% or $44 million in the aggregate, of the gross unrealized loss on equity securities. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million increased $8.8 billion during the year ended December 31, 2008. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $607 million and $97 million at December 31, 2008 and 2007, respectively, is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more for six months or greater was $271 million at December 31, 2008, of which $269 million of the unrealized losses, or 99%, are for investment grade non-redeemable preferred securities. Of the $269 million of unrealized losses for investment grade non-redeemable preferred securities, $264 million of the unrealized losses, or 98%, was comprised of unrealized losses on investment grade financial services industry non-redeemable preferred securities, of which 86% are rated A or higher.

     Equity securities with an unrealized loss of 20% or more for less than six months was $336 million at December 31, 2008 of which $278 million of the unrealized losses, or 83%, are for non-redeemable preferred securities, of which $274 million, of the unrealized losses, or 99% are for investment grade non-redeemable preferred securities. All of the $274 million of unrealized losses for investment grade non-redeemable preferred securities are for financial services industry non-redeemable preferred securities, of which 87% are rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


loss. With respect to common stock holdings, the Company considered the duration and severity of the securities in an unrealized loss position of 20% or more; and the duration of securities in an unrealized loss position of 20% or less with in an extended unrealized loss position (i.e., 12 months or more).

     At December 31, 2008, there are $607 million of equity securities with an unrealized loss of 20% or more, of which $547 million of the unrealized losses, or 90%, were for non-redeemable preferred securities. Through December 31, 2008, $543 million of the unrealized losses of 20% or more, or 99%, of the non-redeemable preferred securities were investment grade securities, of which, $538 million of the unrealized losses of 20% or more, or 99%, are investment grade financial services industry non-redeemable preferred securities; and all non-redeemable preferred securities with unrealized losses of 20% or more, regardless of rating, have not deferred any dividend payments.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $19.2 billion and $2.7 billion, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2008     2007
                                                               ----     ----
SECTOR:
  U.S. corporate securities..................................    33%      45%
  Foreign corporate securities...............................    21       17
  Residential mortgage-backed securities.....................    16        9
  Commercial mortgage-backed securities......................    13        4
  Asset-backed securities....................................    11       12
  Other......................................................     6       13
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===
INDUSTRY:
  Mortgage-backed............................................    29%      13%
  Finance....................................................    24       34
  Consumer...................................................    12        3
  Asset-backed...............................................    11       12
  Utility....................................................    10        9
  Communication..............................................     5        1
  Industrial.................................................     4       20
  Other......................................................     5        8
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2008      2007      2006
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Fixed maturity securities.........................  $(1,062)   $(284)    $(575)
Equity securities.................................      (90)     133        67
Mortgage and consumer loans.......................      (88)       4       (16)
Real estate and real estate joint ventures........      (18)      45        38
Other limited partnership interests...............     (131)      35         2
Freestanding derivatives..........................    3,257     (526)     (470)
Embedded derivatives..............................    1,744       15         5
Other.............................................     (140)     291       115
                                                    -------    -----     -----
  Net investment gains (losses)...................  $ 3,472    $(287)    $(834)
                                                    =======    =====     =====



     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to internal asset transfers included in other in the table above. See also Note 8 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                              FIXED MATURITY SECURITIES      EQUITY SECURITIES                TOTAL
                             -------------------------- -------------------------- --------------------------
                               2008     2007     2006     2008     2007     2006     2008     2007     2006
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
                                                               (IN MILLIONS)
Proceeds....................  $42,785  $52,377  $55,090  $1,888    $760     $565    $44,673  $53,137  $55,655
                             ======== ======== ======== ======== ======== ======== ======== ======== ========
Gross investment gains......      631      343      250     412     176      107      1,043      519      357
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
Gross investment losses.....     (911)    (589)    (812)   (218)    (27)     (18)    (1,129)    (616)    (830)
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
Writedowns..................
     Credit-related.........     (668)     (38)     (13)    (38)     --       --       (706)     (38)     (13)
     Other than credit-
       related (1)..........     (114)      --       --    (246)    (16)     (22)      (360)     (16)     (22)
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
     Total writedowns.......     (782)     (38)     (13)   (284)    (16)     (22)    (1,066)     (54)     (35)
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
  Net investment gains
     (losses)...............  $(1,062) $  (284) $  (575) $  (90)   $133     $ 67    $(1,152) $  (151) $  (508)
                             ======== ======== ======== ======== ======== ======== ======== ======== ========



--------

   (1) Other-than credit-related writedowns include items such as equity securities where the primary reason for the writedown was the severity and/or the duration of an unrealized loss position and fixed maturity securities where an interest-rate related writedown was taken.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $1,066 million, $54 million and $35 million for the years ended December 31, 2008, 2007 and 2006, respectively. The substantial increase in 2008 over 2007 was driven by writedowns totaling

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$579 million of financial services industry securities holdings, comprised of $361 million of fixed maturity securities and $218 million of equity securities.

     Overall, of the $782 million of fixed maturity security writedowns in 2008, $361 million were on financial services industry services holdings; $180 million were on communication and consumer industries holdings; $61 million on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans); and $180 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline.

     Included within the $284 million of writedowns on equity securities in 2008 are $218 million related to the financial services industry holdings, (of which, $38 million related to the financial services industry non-redeemable preferred securities) and $66 million across several industries including consumer, communications, industrial and utility.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                          (IN MILLIONS)
Fixed maturity securities........................  $ 8,830   $ 9,671   $ 9,115
Equity securities................................      174       169        42
Trading securities...............................      (21)        6        32
Mortgage and consumer loans......................    2,387     2,376     2,272
Policy loans.....................................      475       460       441
Real estate and real estate joint ventures.......      508       813       741
Other limited partnership interests..............      (92)    1,141       705
Cash, cash equivalents and short-term
  investments....................................      134       144       196
Joint venture investments........................       (1)       (6)       (8)
Other............................................      202       182       202
                                                   -------   -------   -------
  Total investment income........................   12,596    14,956    13,738
Less: Investment expenses........................    1,474     2,374     2,220
                                                   -------   -------   -------
  Net investment income..........................  $11,122   $12,582   $11,518
                                                   =======   =======   =======



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $92 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets. Net investment income from trading securities includes interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on trading securities and the short sale agreements liabilities. In 2008, unrealized losses recognized on trading securities, due to the volatility in the equity and credit markets, were in excess of interest and dividends earned.

     For the years ended December 31, 2008, 2007 and 2006, affiliated net investment income included in the table above, was $29 million, $21 million and $20 million, respectively, related to fixed maturity securities; and less than $1 million, $12 million and less than $1 million, respectively, related to equity securities. For the years ended

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2008 and 2007, there was no affiliated investment income related to mortgage loans. For the year ended December 31, 2006, affiliated investment income related to mortgage loans was $112 million, which included the prepayment fees discussed below. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

     For the years ended December 31, 2008, 2007 and 2006, affiliated administrative service charges were $67 million, $66 million and $52 million, respectively, which reduced investment expense in the table above.

     In the fourth quarter of 2006, MTL sold its Peter Cooper Village and Stuyvesant Town properties for $5.4 billion. Upon the closing of the transaction, MTL repaid the mortgage of $770 million, including accrued interest, held by the Company on these properties and paid a prepayment fee of $68 million which was recognized as affiliated investment income related to mortgage loans included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $13.4 billion and $26.9 billion and an estimated fair value of $14.7 billion and $27.9 billion were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $15.1 billion and $28.7 billion at December 31, 2008 and 2007, respectively. Of this $15.1 billion of cash collateral at December 31, 2008, $3.5 billion was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $9.4 billion and $2.2 billion, respectively, were due within 30 days and 60 days. Of the $3.4 billion of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $3.0 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $13.1 billion at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

     Security collateral of $95 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 may not be sold or repledged and is not reflected in the consolidated financial statements. There was no security collateral on deposit from counterparties in connection with the securities lending transactions at December 31, 2007.

  ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $1.2 billion and $1.7 billion at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity and equity securities. The Company also held in trust cash and securities, primarily fixed maturity and equity securities with an estimated fair value of $45 million and $74 million at December 31, 2008 and 2007, respectively, to satisfy collateral requirements.

     The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of New York ("FHLB of NY") of $17.8 billion and $4.8 billion at December 31, 2008 and 2007, respectively. The Company has also pledged certain agricultural real estate mortgage loans in connection with funding agreements with the Federal Agricultural Mortgage Corporation with a carrying value of $2.9 billion at

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


both December 31, 2008 and 2007. The nature of these Federal Home Loan Bank and Federal Agricultural Mortgage Corporation arrangements are described in Note 7.

     Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4. Certain of the Company's trading securities are pledged to secure liabilities associated with short sale agreements in the trading securities portfolio as described in the following section.

  TRADING SECURITIES

     The Company has a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities, the execution of short sale agreements and asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income.

     At December 31, 2008 and 2007, trading securities at estimated fair value were $277 million and $457 million, respectively, and liabilities associated with the short sale agreements in the trading securities portfolio, which were included in other liabilities, were $57 million and $107 million, respectively. The Company had pledged $346 million and $407 million of its assets, at estimated fair value, primarily consisting of trading securities, as collateral to secure the liabilities associated with the short sale agreements in the trading securities portfolio at December 31, 2008 and 2007, respectively.

     Interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities and the related short sale agreement liabilities included within net investment income totaled ($21) million, $6 million and $32 million for the years ended December 31, 2008, 2007 and 2006, respectively. Included within unrealized gains (losses) on such trading securities and short sale agreement liabilities are changes in estimated fair value of ($17) million, ($4) million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                           DECEMBER 31,
                                              -------------------------------------
                                                     2008                2007
                                              -----------------   -----------------
                                               AMOUNT   PERCENT    AMOUNT   PERCENT
                                              -------   -------   -------   -------
                                                          (IN MILLIONS)
Commercial mortgage loans...................  $31,492     74.3%   $30,313     77.0%
Agricultural mortgage loans.................   10,826     25.7      8,985     22.8
Consumer loans..............................       12       --         63      0.2
                                              -------    -----    -------    -----
  Total.....................................   42,330    100.0%    39,361    100.0%
                                                         =====               =====
Less: Valuation allowances..................      244                 181
                                              -------             -------
  Total mortgage and consumer loans held-
     for-investment.........................   42,086              39,180
Mortgage loans held-for-sale................       19                  --
                                              -------             -------
  Mortgage and consumer loans, net..........  $42,105             $39,180
                                              =======             =======



     At December 31, 2008, mortgage loans held-for-sale include $19 million of commercial and agricultural mortgage loans held-for-sale which are carried at the lower of amortized cost or estimated fair value. At December 31, 2007, there were no mortgage loans held-for-sale.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2008, 20%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. As shown in the table above, commercial mortgage loans at December 31, 2008 and 2007 were $31,492 million and $30,313 million, respectively, or 74% and 77%, respectively, of total mortgage and consumer loans prior to valuation allowances. Net of valuation allowances commercial mortgage loans were $31,308 million and $30,158 million, respectively, at December 31, 2008 and 2007 and their diversity across geographic regions and property types is shown below at:

                                                 DECEMBER 31,       DECEMBER 31,
                                                     2008               2007
                                               ----------------   ----------------
                                               CARRYING    % OF   CARRYING    % OF
                                                 VALUE    TOTAL     VALUE    TOTAL
                                               --------   -----   --------   -----
                                                          (IN MILLIONS)
REGION
Pacific......................................   $ 7,586    24.3%   $ 7,334    24.3%
South Atlantic...............................     6,984    22.3      6,586    21.8
Middle Atlantic..............................     5,173    16.5      4,336    14.4
International................................     3,247    10.4      3,495    11.6
West South Central...........................     2,739     8.7      2,578     8.5
East North Central...........................     2,381     7.6      2,640     8.8
New England..................................     1,095     3.5      1,022     3.4
Mountain.....................................       920     2.9        873     2.9
West North Central...........................       664     2.1        893     3.0
East South Central...........................       313     1.0        315     1.0
Other........................................       206     0.7         86     0.3
                                                -------   -----    -------   -----
  Total......................................   $31,308   100.0%   $30,158   100.0%
                                                =======   =====    =======   =====
PROPERTY TYPE
Office.......................................   $13,532    43.2%   $13,612    45.1%
Retail.......................................     7,011    22.4      6,537    21.7
Apartments...................................     3,305    10.6      3,476    11.5
Hotel........................................     2,530     8.1      2,614     8.7
Industrial...................................     2,644     8.4      2,354     7.8
Other........................................     2,286     7.3      1,565     5.2
                                                -------   -----    -------   -----
  Total......................................   $31,308   100.0%   $30,158   100.0%
                                                =======   =====    =======   =====



     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $372 million and $373 million at December 31, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding loan valuation allowances for mortgage and consumer loans held-for-investment is as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                         2008   2007   2006
                                                        -----   ----   ----
                                                           (IN MILLIONS)
Balance at January 1,.................................  $ 181   $160   $149
Additions.............................................    174     70     28
Deductions............................................   (111)   (49)   (17)
                                                        -----   ----   ----
Balance at December 31,...............................  $ 244   $181   $160
                                                        =====   ====   ====



     A portion of the Company's mortgage and consumer loans held-for-investment was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                             2008     2007
                                                             ----     ----
                                                             (IN MILLIONS)
Impaired loans with valuation allowances...................  $232     $552
Impaired loans without valuation allowances................    15        8
                                                             ----     ----
  Subtotal.................................................   247      560
Less: Valuation allowances on impaired loans...............    45       67
                                                             ----     ----
  Impaired loans...........................................  $202     $493
                                                             ====     ====



     The average investment in impaired loans was $315 million, $399 million and $145 million for the years ended December 31, 2008, 2007 and 2006, respectively. Interest income on impaired loans was $10 million, $35 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The investment in restructured loans was $1 million and $2 million at December 31, 2008 and 2007, respectively. Interest income recognized on restructured loans was $1 million or less for each of the years ended December 31, 2008, 2007 and 2006. Gross interest income that would have been recorded in accordance with the original terms of such loans also amounted to $1 million or less for each of the years ended December 31, 2008, 2007 and 2006.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of $2 million and $1 million at December 31, 2008 and 2007, respectively. Mortgage and consumer loans on which interest is no longer accrued had an amortized cost of $10 million and $18 million at December 31, 2008 and 2007, respectively. Mortgage and consumer loans in foreclosure had an amortized cost of $23 million and $6 million at December 31, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Real estate..............................................  $ 4,650   $ 4,384
Accumulated depreciation.................................   (1,354)   (1,195)
                                                           -------   -------
Net real estate..........................................    3,296     3,189
Real estate joint ventures...............................    2,959     2,295
                                                           -------   -------
  Real estate and real estate joint ventures.............    6,255     5,484
Real estate held-for sale................................        1        39
                                                           -------   -------
  Total real estate holdings.............................  $ 6,256   $ 5,523
                                                           =======   =======



     Related depreciation expense on real estate was $120 million, $112 million and $107 million for the years ended December 31, 2008, 2007 and 2006, respectively. These amounts include less than $1 million, $2 million and $4 million of depreciation expense related to discontinued operations for the years ended December 31, 2008, 2007 and 2006, respectively.

     There were no impairments recognized on real estate held-for-sale for the year ended December 31, 2008 and 2007. Impairment losses recognized on real estate held-for-sale were $8 million for the year ended December 31, 2006. The carrying value of non-income producing real estate was $27 million and $8 million at December 31, 2008 and 2007, respectively. The Company did not own real estate acquired in satisfaction of debt at December 31, 2008 and 2007.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2008, 20%, 14%, 11% and 10% were located in California, Florida, New York and Texas, respectively. Property type diversification is shown in the table below.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................  $2,602      42%    $2,627      48%
Apartments....................................   1,495      24      1,058      19
Real estate investment funds..................     936      15        835      15
Industrial....................................     483       8        443       8
Retail........................................     453       7        423       8
Hotel.........................................     170       3         59       1
Land..........................................      62       1         47       1
Agriculture...................................       9      --          9      --
Other.........................................      46      --         22      --
                                                ------     ---     ------     ---
  Total real estate holdings..................  $6,256     100%    $5,523     100%
                                                ======     ===     ======     ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $4.7 billion and $4.9 billion at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 are $943 million and $1,189 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007 and 2006, net investment income
(loss) from other limited partnership interests was ($92) million, $1,141 million and $705 million and included ($218) million, $71 million and $67 million, respectively of hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $1,233 million for the year ended 2008, due to volatility in the equity and credit markets.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................   $6,646     67.0%   $1,875     42.9%
Leveraged leases, net of non-recourse debt....    1,704     17.2     1,637     37.4
Loans to affiliates...........................      795      8.0       612     14.0
Tax credit partnerships.......................      476      4.8        --       --
Funds withheld................................       44      0.5        57      1.3
Joint venture investment......................       31      0.3         6      0.1
Other.........................................      220      2.2       188      4.3
                                                 ------    -----    ------    -----
Total.........................................   $9,916    100.0%   $4,375    100.0%
                                                 ======    =====    ======    =====



     See Note 4 regarding freestanding derivatives with positive estimated fair values. Loans to affiliates consist of loans to the Company's affiliates, some of which are regulated, to meet their capital requirements. The estimated fair values are determined by discounting expected future cash flows using capital market interest rates currently available for instruments with similar terms issued to companies of comparable credit quality of the respective affiliates. The joint venture investment is accounted for on the equity method and represents the Company's investment in an insurance underwriting joint venture in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Leveraged Leases

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            2008      2007
                                                           ------   -------
                                                             (IN MILLIONS)
Rental receivables, net..................................  $1,478   $ 1,483
Estimated residual values................................   1,217     1,185
                                                           ------   -------
  Subtotal...............................................   2,695     2,668
Unearned income..........................................    (991)   (1,031)
                                                           ------   -------
  Investment in leveraged leases.........................  $1,704   $ 1,637
                                                           ======   =======



     The Company's deferred income tax liability related to leveraged leases was $962 million and $798 million at December 31, 2008 and 2007, respectively. The rental receivables set forth above are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances are as long as 30 years.

     The components of net income from investment in leveraged leases are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Income from investment in leveraged leases (included
  in net investment income)...........................  $ 95      $ 48      $ 55
Less: Income tax expense on leveraged leases..........   (33)      (17)      (18)
                                                        ----      ----      ----
Net income from investment in leveraged leases........  $ 62      $ 31      $ 37
                                                        ====      ====      ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated in the Company's financial statements at December 31, 2008. Generally, creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company.


                                                    DECEMBER 31, 2008
                                                  ---------------------
                                                                TOTAL
                                                    TOTAL      LIABILI-
                                                    ASSETS       TIES
                                                  ---------   ---------
                                                      (IN MILLIONS)
Real estate joint ventures (1)..................   $     26    $     15
Other limited partnership interests (2).........         20           3
Other invested assets (3).......................         10           3
                                                  ---------   ---------
Total...........................................        $56         $21
                                                  =========   =========



--------

   (1) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments. Upon consolidation, the assets and liabilities are reflected at the VIE's carrying amounts. The assets consist of $20 million of real estate and real estate joint ventures held-for-investment, $5 million of cash and cash equivalents and $1 million of other assets. The liabilities of $15 million are included within other liabilities.

   (2) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities. Upon consolidation, the assets and liabilities are reflected at the VIE's

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       carrying amounts. The assets of $20 million are included within other limited partnership interests while the liabilities of $3 million are included within other liabilities.

   (3) Other invested assets include tax-credit partnerships and other investments established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits. Upon consolidation, the assets and liabilities are reflected at the VIE's carrying amounts. The assets of $10 million are included within other invested assets. The liabilities consist of $2 million of long-term debt and $1 million of other liabilities.

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                             DECEMBER 31, 2008
                                                         ------------------------
                                                                        MAXIMUM
                                                          CARRYING      EXPOSURE
                                                         AMOUNT (1)   TO LOSS (2)
                                                         ----------   -----------
                                                               (IN MILLIONS)
Fixed maturity securities available-for-sale:(3)
  Foreign corporate securities.........................    $  362        $  362
  U.S. Treasury/agency securities......................       251           251
Other limited partnership interests....................     2,538         2,965
Other invested assets..................................       310           108
                                                           ------        ------
Total..................................................    $3,461        $3,686
                                                           ======        ======



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties.

   (3) These assets are reflected at fair value within fixed maturity securities available-for-sale.

     As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $229 million and $162 million, respectively, of total invested assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $4 million, $12 million and $10 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The MetLife Intermediate Income Pool (the "MIIP") was formed as a New York general partnership consisting solely of U.S. domestic insurance companies owned directly or indirectly by MetLife, Inc. and is managed by Metropolitan Life Insurance Company. Each partner's investment in the MIIP represents such partner's pro rata ownership interest in the pool. The affiliated companies' ownership interests in the pooled money market securities

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


held by the MIIP was $29 million and $101 million at December 31, 2008 and 2007, respectively. Net investment income allocated to affiliates from the MIIP was $3 million, $7 million, and $8 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................  $230      $142      $ 97
Amortized cost of assets transferred to affiliates...  $220      $145      $ 99
Net investment gains (losses) recognized on
  transfers..........................................  $ 10      $ (3)     $ (2)
Estimated fair value of assets transferred from
  affiliates.........................................  $ 57      $778      $307


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                     DECEMBER 31, 2008                 DECEMBER 31, 2007
                              -------------------------------   -------------------------------
                                            CURRENT MARKET                    CURRENT MARKET
                                             OR FAIR VALUE                     OR FAIR VALUE
                              NOTIONAL   --------------------   NOTIONAL   --------------------
                               AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                              --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Interest rate swaps.........  $ 20,043   $3,188      $1,090     $ 48,445   $  415      $  614
Interest rate floors........    32,855    1,082          --       32,855      420          --
Interest rate caps..........    21,130       10          --       34,784       44          --
Financial futures...........     3,630        2          58        6,131       35          34
Foreign currency swaps......    14,180    1,245       1,066       16,022      639       1,603
Foreign currency forwards...     1,467       47          21        1,799       41          11
Options.....................     2,365      939          35        1,423      123          --
Financial forwards..........     2,087       --          90        4,769       63           1
Credit default swaps........     4,466      133          60        5,529       52          29
Synthetic GICs..............     4,260       --          --        3,670       --          --
Other.......................       250       --         101          250       43          --
                              --------   ------      ------     --------   ------      ------
  Total.....................  $106,733   $6,646      $2,521     $155,677   $1,875      $2,292
                              ========   ======      ======     ========   ======      ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                        REMAINING LIFE
                               ----------------------------------------------------------------
                                                                 AFTER
                                             AFTER ONE YEAR   FIVE YEARS
                               ONE YEAR OR       THROUGH        THROUGH      AFTER
                                   LESS        FIVE YEARS      TEN YEARS   TEN YEARS     TOTAL
                               -----------   --------------   ----------   ---------   --------
                                                         (IN MILLIONS)
Interest rate swaps..........    $   774         $ 8,444        $ 6,950      $3,875    $ 20,043
Interest rate floors.........     12,743             325         19,787          --      32,855
Interest rate caps...........        580          20,550             --          --      21,130
Financial futures............      3,630              --             --          --       3,630
Foreign currency swaps.......      2,130           5,438          5,204       1,408      14,180
Foreign currency forwards....      1,467              --             --          --       1,467
Options......................         --             324          1,967          74       2,365
Financial forwards...........         --              --             --       2,087       2,087
Credit default swaps.........        143           2,791          1,532          --       4,466
Synthetic GICs...............      4,260              --             --          --       4,260
Other........................         --              --            250          --         250
                                 -------         -------        -------      ------    --------
  Total......................    $25,727         $37,872        $35,690      $7,444    $106,733
                                 =======         =======        =======      ======    ========



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company commenced the use of inflation swaps during the second quarter of 2008. Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities, as well as to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security. The Company also enters into certain credit default swaps held in relation to trading portfolios.

     A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or to synthetically create investments and are included in the other classification in the preceding table.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                     DECEMBER 31, 2008                 DECEMBER 31, 2007
                              -------------------------------   -------------------------------
                                              FAIR VALUE                        FAIR VALUE
                              NOTIONAL   --------------------   NOTIONAL   --------------------
                               AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                              --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Fair value..................  $  9,357   $1,737      $  539     $  9,301   $  630      $   94
Cash flow...................     2,541      365         137        3,084       23         311
Foreign operations..........       164        1           1          488       --         111
Non-qualifying..............    94,671    4,543       1,844      142,804    1,222       1,776
                              --------   ------      ------     --------   ------      ------
  Total.....................  $106,733   $6,646      $2,521     $155,677   $1,875      $2,292
                              ========   ======      ======     ========   ======      ======



     The following table presents the settlement payments recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Qualifying hedges:
  Net investment income...............................  $ 21      $ 24      $ 48
  Interest credited to policyholder account balances..    99       (28)      (26)
Non-qualifying hedges:
  Net investment income...............................    (1)       (5)       --
  Net investment gains (losses).......................   (38)      196       225
                                                        ----      ----      ----
     Total............................................  $ 81      $187      $247
                                                        ====      ====      ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
Changes in the fair value of derivatives............  $ 336     $ 319     $ 278
Changes in the fair value of the items hedged.......   (337)     (308)     (278)
                                                      -----     -----     -----
Net ineffectiveness of fair value hedging
  activities........................................  $  (1)    $  11     $  --
                                                      =====     =====     =====



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2008, 2007, and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment losses for the years ended December 31, 2008, 2007 and 2006 related to such discontinued cash flow hedges were $12 million, $3 million and $3 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007, and 2006.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,................................................  $(262)    $(238)    $(207)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges.......................................    483      (185)      (30)
Amounts reclassified to net investment gains
  (losses)..........................................    (93)      150       (15)
Amounts reclassified to net investment income.......      9        12        15
Amortization of transition adjustment...............     --        (1)       (1)
                                                      -----     -----     -----
Other comprehensive income (loss) balance at
  December 31,......................................  $ 137     $(262)    $(238)
                                                      =====     =====     =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008, $36 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2009.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps, options and non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2008, 2007 and 2006.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2008, 2007 and 2006 include gains (losses) of $157 million, ($144) million and ($7) million, respectively, related to foreign currency contracts and non-derivative financial instruments used to hedge its net investments in foreign operations. At December 31, 2008 and 2007, the cumulative foreign currency translation loss recorded in accumulated other comprehensive income (loss) related to these hedges was $78 million and $235 million, respectively. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income
(loss) are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (vi) financial forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) synthetic guaranteed interest contracts; (viii) credit default swaps and total rate of return swaps to synthetically create investments; (ix) basis swaps to better match the cash flows of assets and related liabilities; (x) credit default swaps held in relation to trading portfolios; (xi) swaptions to hedge interest rate risk; and (xii) inflation swaps to reduce risk generated from inflation-indexed liabilities.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2008       2007      2006
                                                     ------     -----     -----
                                                            (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives......................................  $3,470     $(738)    $(702)
Net investment income (loss) (1)...................      54        20        --
                                                     ------     -----     -----
  Total............................................  $3,524     $(718)    $(702)
                                                     ======     =====     =====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures that do not qualify for hedge accounting and changes in estimated fair value related to derivatives held in relation to trading portfolios.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated ceded reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; funds withheld on ceded reinsurance; and guaranteed interest contracts with equity or bond indexed crediting rates.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders................  $   797     $ 34
  Call options in equity securities......................      (72)     (15)
                                                           -------   -------
     Net embedded derivatives within asset host
       contracts.........................................  $   725     $ 19
                                                           =======   =======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders...............  $   298     $  9
  Funds withheld on ceded reinsurance....................   (1,203)      --
  Other..................................................      (83)      52
                                                           -------   -------
     Net embedded derivatives within liability host
       contracts.........................................  $  (988)    $ 61
                                                           =======   =======



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                      YEARS ENDED DECEMBER 31,
                                                  -------------------------------
                                                    2008        2007        2006
                                                  -------     -------     -------
                                                           (IN MILLIONS)
Net investment gains (losses) (1)...............  $ 1,744       $ 15        $ 5


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $442 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 19 for a description of the impact of credit risk on the valuation of derivative instruments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $3,564 million and $233 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2008 and 2007, the Company had also accepted collateral consisting of various securities with a fair market value of $824 million and $98 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2008, none of the collateral had been sold or repledged.

     At December 31, 2008 and 2007, the Company provided securities collateral for various arrangements in connection with derivative instruments of $220 million and $162 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. In addition, the Company has exchange-traded futures, which require the pledging of collateral. At December 31, 2008 and 2007, the Company pledged securities collateral for exchange-traded futures of $0 and $33 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2008 and 2007, the Company provided cash collateral for exchange-traded futures of $77 million and $0, respectively, which is included in premiums and other receivables.

     In connection with synthetically created investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1,558 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $35 million to terminate all of these contracts.

     The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table below. As a result, the maximum amount of potential future recoveries available to offset the $1,558 million from the table below was $8 million at December 31, 2008.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                         DECEMBER 31, 2008
                                         -------------------------------------------------
                                                          MAXIMUM AMOUNT OF     WEIGHTED
                                          FAIR VALUE OF    FUTURE PAYMENTS       AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED  CREDIT DEFAULT      UNDER CREDIT       YEARS TO
CREDIT OBLIGATIONS (1)                        SWAPS       DEFAULT SWAPS (2)   MATURITY (3)
---------------------------------------  --------------   -----------------   ------------
                                                           (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate).......................       $  1              $  116             5.0
  Credit default swaps referencing
     indices...........................        (30)              1,112             4.1
                                              ----              ------
     Subtotal..........................        (29)              1,228             4.2
                                              ----              ------
Baa
  Single name credit default swaps
     (corporate).......................          1                 100             2.3
  Credit default swaps referencing
     indices...........................         (5)                215             4.1
                                              ----              ------
     Subtotal..........................         (4)                315             3.5
                                              ----              ------
Ba
  Single name credit default swaps
     (corporate).......................         --                   5             5.0
  Credit default swaps referencing
     indices...........................         --                  --              --
                                              ----              ------
     Subtotal..........................         --                   5             5.0
                                              ----              ------
B
  Single name credit default swaps
     (corporate).......................         --                  --              --
  Credit default swaps referencing
     indices...........................         (2)                 10             5.0
                                              ----              ------
     Subtotal..........................         (2)                 10             5.0
                                              ----              ------
Caa and lower
  Single name credit default swaps
     (corporate).......................         --                  --              --
  Credit default swaps referencing
     indices...........................         --                  --              --
                                              ----              ------
     Subtotal..........................         --                  --              --
                                              ----              ------
In or near default
  Single name credit default swaps
     (corporate).......................         --                  --              --
  Credit default swaps referencing
     indices...........................         --                  --              --
                                              ----              ------
     Subtotal..........................         --                  --              --
                                              ----              ------
                                              $(35)             $1,558             4.1
                                              ====              ======



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MLIC rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                      DAC      VOBA     TOTAL
                                                    -------   ------   -------
                                                           (IN MILLIONS)
Balance at January 1, 2006........................  $ 8,403    $ 220   $ 8,623
  Capitalizations.................................      936       --       936
                                                    -------   ------   -------
     Subtotal.....................................    9,339      220     9,559
                                                    -------   ------   -------
  Less: Amortization related to:
     Net investment gains (losses)................     (138)      (2)     (140)
     Other expenses...............................      757      (34)      723
                                                    -------   ------   -------
       Total amortization.........................      619      (36)      583
                                                    -------   ------   -------
  Less: Unrealized investment gains (losses)......      105      (14)       91
  Less: Other.....................................       17      (23)       (6)
                                                    -------   ------   -------
Balance at December 31, 2006......................    8,598      293     8,891
  Effect of SOP 05-1 adoption.....................     (195)    (123)     (318)
  Capitalizations.................................      886       --       886
                                                    -------   ------   -------
     Subtotal.....................................    9,289      170     9,459
                                                    -------   ------   -------
  Less: Amortization related to:
     Net investment gains (losses)................     (114)      (1)     (115)
     Other expenses...............................      735       23       758
                                                    -------   ------   -------
       Total amortization.........................      621       22       643
                                                    -------   ------   -------
  Less: Unrealized investment gains (losses)......      110       71       181
  Less: Other.....................................        7       --         7
                                                    -------   ------   -------
Balance at December 31, 2007......................    8,551       77     8,628
  Capitalizations.................................      901       --       901
                                                    -------   ------   -------
       Subtotal...................................    9,452       77     9,529
                                                    -------   ------   -------
  Less: Amortization related to:
     Net investment gains (losses)................      157       (4)      153
     Other expenses...............................      909       19       928
                                                    -------   ------   -------
       Total amortization.........................    1,066       15     1,081
                                                    -------   ------   -------
  Less: Unrealized investment gains (losses)......   (2,274)    (146)   (2,420)
  Less: Other.....................................       (2)      (1)       (3)
                                                    -------   ------   -------
Balance at December 31, 2008......................  $10,662    $ 209   $10,871
                                                    =======   ======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $19 million in 2009, $11 million in 2010, $11 million in 2011, $10 million in 2012, and $10 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                        DAC                  VOBA                 TOTAL
                                 ----------------   ---------------------   ----------------
                                                         DECEMBER 31,
                                 -----------------------------------------------------------
                                   2008     2007       2008        2007       2008     2007
                                 -------   ------   ---------   ---------   -------   ------
                                                        (IN MILLIONS)
Institutional:
  Group life...................  $    68   $   74   $       8   $       8   $    76   $   82
  Retirement & savings.........       31       32          --          --        31       32
  Non-medical health & other...      898      793          --          --       898      793
                                 -------   ------   ---------   ---------   -------   ------
     Subtotal..................      997      899           8           8     1,005      907
                                 -------   ------   ---------   ---------   -------   ------
Individual:
  Traditional life.............    5,380    3,789         102         (11)    5,482    3,778
  Variable & universal life....    2,095    2,131          65          49     2,160    2,180
  Annuities....................    2,188    1,730          31          27     2,219    1,757
                                 -------   ------   ---------   ---------   -------   ------
     Subtotal..................    9,663    7,650         198          65     9,861    7,715
                                 -------   ------   ---------   ---------   -------   ------
Corporate & Other..............        2        2           3           4         5        6
                                 -------   ------   ---------   ---------   -------   ------
Total..........................  $10,662   $8,551        $209        $ 77   $10,871   $8,628
                                 =======   ======   =========   =========   =======   ======



6.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill is as follows:

                                                              DECEMBER 31,
                                                             --------------
                                                             2008      2007
                                                             ----      ----
                                                              (IN MILLIONS)
Balance at beginning of the period.........................  $108      $106
Acquisitions...............................................     3         2
                                                             ----      ----
Balance at the end of the period...........................  $111      $108
                                                             ====      ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding goodwill by segment and reporting unit is as follows:

                                                                DECEMBER 31,
                                                              ---------------
                                                              2008       2007
                                                              ----       ----
                                                               (IN MILLIONS)
Institutional:
  Group life................................................  $  3       $  3
  Retirement & savings......................................     2          2
  Non-medical health & other................................    65         62
                                                              ----       ----
     Subtotal...............................................    70         67
                                                              ----       ----
Individual:
  Traditional life..........................................    24         24
  Variable & universal life.................................     3          3
  Annuities.................................................    10         10
                                                              ----       ----
     Subtotal...............................................    37         37
                                                              ----       ----
Corporate & Other...........................................     4          4
                                                              ----       ----
Total.......................................................  $111       $108
                                                              ====       ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2008 based upon data as of June 30, 2008. Such tests indicated that goodwill was not impaired as of September 30, 2008. Current economic conditions, the sustained low level of equity markets and lower operating earnings projections, particularly for the Individual segment, required management of the Company to consider the impact of these events on the recoverability of its assets, in particular its goodwill. Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed management concluded no impairment of goodwill had occurred for any of the Company's reporting units at December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                                             OTHER
                                  FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                     BENEFITS        ACCOUNT BALANCES        FUNDS
                                -----------------   -----------------   ---------------
                                                      DECEMBER 31,
                                -------------------------------------------------------
                                  2008      2007      2008      2007     2008     2007
                                -------   -------   -------   -------   ------   ------
                                                     (IN MILLIONS)
Institutional
  Group life..................  $ 3,345   $ 3,326   $12,975   $13,207   $2,527   $2,359
  Retirement & savings........   28,485    26,119    49,276    38,749       59      213
  Non-medical health & other..   11,436    10,430       501       501      595      595
Individual
  Traditional life............   52,011    51,457        --        --    1,381    1,431
  Variable & universal life...      293       229     6,260     6,121      780      791
  Annuities...................    2,041     1,817    21,761    20,056       17       14
  Other.......................        1        --     2,482     2,368       --        1
Corporate & Other (1).........      571       374        53         1      124      131
                                -------   -------   -------   -------   ------   ------
  Total.......................  $98,183   $93,752   $93,308   $81,003   $5,483   $5,535
                                =======   =======   =======   =======   ======   ======



--------

   (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $395 million and $406 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $606 million and $613 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were ($205) million and ($251) million at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                       2008       2007       2006
                                                       ----       ----       ----
                                                              (IN MILLIONS)
Balance at January 1,................................  $431       $439       $ --
Acquisitions.........................................     9         --        441
Amortization.........................................   (13)        (8)        (2)
                                                       ----       ----       ----
Balance at December 31,..............................  $427       $431       $439
                                                       ====       ====       ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2009, $19 million in 2010, $22 million in 2011, $25 million in 2012 and $27 million in 2013. See Note 2 for a description of acquisitions and dispositions.

     The value of the identifiable intangibles included in the table above reflects the estimated fair value of the Citigroup/Travelers distribution agreement and customer relationships acquired at the original acquisition date and will be amortized in relation to the expected economic benefits of the agreement. The weighted average

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortization period of the intangible assets is 16 years. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                       2008       2007       2006
                                                       ----       ----       ----
                                                              (IN MILLIONS)
Balance at January 1,................................  $132       $121       $ 95
Capitalization.......................................    40         29         31
Amortization.........................................   (28)       (18)        (5)
                                                       ----       ----       ----
Balance at December 31,..............................  $144       $132       $121
                                                       ====       ====       ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $48.2 billion and $71.4 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $24.1 billion and $18.3 billion at December 31, 2008 and 2007, respectively. The latter category consisted primarily of Met Managed GICs and participating close-out contracts. The average interest rate credited on these contracts was 4.40% and 4.73% at December 31, 2008 and 2007, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1.3 billion, $1.3 billion and $1.2 billion for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company's proportional interest in separate accounts is included in the consolidated balance sheets as follows:

                                                               DECEMBER 31,
                                                              --------------
                                                              2008      2007
                                                              ----      ----
                                                               (IN MILLIONS)
Fixed maturity securities...................................   $ 5       $ 6
Equity securities...........................................   $16       $35
Cash and cash equivalents...................................  $ --       $ 1


     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2008, 2007 and 2006, the Company issued

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$5.7 billion, $4.6 billion and $5.2 billion, respectively, and repaid $7.6 billion, $3.7 billion and $1.5 billion, respectively, of GICs under this program. At December 31, 2008 and 2007, GICs outstanding, which are included in policyholder account balances, were $17.3 billion and $19.1 billion, respectively. During the years ended December 31, 2008, 2007 and 2006, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $840 million, $917 million and $672 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     Metropolitan Life Insurance Company is a member of the FHLB of NY and holds $830 million and $339 million of common stock of the FHLB of NY at December 31, 2008 and 2007, respectively, which is included in equity securities. MLIC has also entered into funding agreements with the FHLB of NY whereby MLIC has issued such funding agreements in exchange for cash and for which the FHLB of NY has been granted a lien on certain MLIC assets, including residential mortgage-backed securities to collateralize MLIC's obligations under the funding agreements. MLIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MLIC, the FHLB of NY's recovery on the collateral is limited to the amount of MLIC's liability to the FHLB of NY. The amount of the Company's liability for funding agreements with the FHLB of NY was $15.2 billion and $4.6 billion at December 31, 2008 and 2007, respectively, which is included in policyholder account balances. The advances on these agreements are collateralized by mortgage-backed securities with estimated fair values of $17.8 billion and $4.8 billion at December 31, 2008 and 2007, respectively.

     Metropolitan Life Insurance Company has issued funding agreements to certain trusts that have issued securities guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such trusts was $2.5 billion at both December 31, 2008 and 2007, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural real estate mortgage loans with estimated fair values of $2.9 billion at both December 31, 2008 and 2007.

     Approximately $3.0 billion of the obligations outstanding at MLIC at December 31, 2008 are subject to a temporary contingent increase in MLIC's borrowing capacity which is scheduled to expire at December 31, 2009. The Company does not expect to have any difficulties in meeting the contingencies associated with the increased capacity.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2008      2007      2006
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Balance at January 1,.............................  $ 5,174   $ 4,500   $ 4,191
  Less: Reinsurance recoverables..................     (265)     (268)     (295)
                                                    -------   -------   -------
Net balance at January 1,.........................    4,909     4,232     3,896
                                                    -------   -------   -------
Incurred related to:
  Current year....................................    4,063     3,743     2,997
  Prior years.....................................      (86)     (104)      (28)
                                                    -------   -------   -------
                                                      3,977     3,639     2,969
                                                    -------   -------   -------
Paid related to:
  Current year....................................   (2,481)   (2,077)   (1,814)
  Prior years.....................................   (1,002)     (885)     (819)
                                                    -------   -------   -------
                                                     (3,483)   (2,962)   (2,633)
                                                    -------   -------   -------
Net balance at December 31,.......................    5,403     4,909     4,232
  Add: Reinsurance recoverables...................      266       265       268
                                                    -------   -------   -------
Balance at December 31,...........................  $ 5,669   $ 5,174   $ 4,500
                                                    =======   =======   =======



     During 2008, 2007 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $86 million, $104 million and $28 million, respectively, due to improved loss ratios for non-medical health claim liabilities and improved claim management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                 DECEMBER 31,
                                       ---------------------------------------------------------------
                                                    2008                             2007
                                       ------------------------------   ------------------------------
                                           IN THE             AT            IN THE             AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
  Separate account value.............     $   3,177             N/A        $   3,937             N/A
  Net amount at risk (2).............     $     706 (3)         N/A        $       7 (3)         N/A
  Average attained age of
     contractholders.................      60 years             N/A         60 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Separate account value.............     $  28,448       $   5,693        $  36,404       $   6,524
  Net amount at risk (2).............     $   6,081 (3)   $   2,399 (4)    $     399 (3)   $      86 (4)
  Average attained age of
     contractholders.................      62 years        58 years         62 years        57 years
TWO TIER ANNUITIES
  General account value..............           N/A       $     283              N/A       $     286
  Net amount at risk (2).............           N/A       $      50 (5)          N/A       $      51 (5)
  Average attained age of
     contractholders.................           N/A        60 years              N/A        60 years



                                                                DECEMBER 31,
                                             -------------------------------------------------
                                                       2008                      2007
                                             -----------------------   -----------------------
                                              SECONDARY     PAID-UP     SECONDARY     PAID-UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate
  account).................................   $   4,908    $   1,349    $   6,550    $   1,403
Net amount at risk (2).....................   $ 102,690 (3)$  12,485 (3)$ 103,219 (3)$  13,482 (3)
Average attained age of policyholders......    49 years     55 years     47 years     54 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

   (5) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                UNIVERSAL AND VARIABLE
                                       ANNUITY CONTRACTS            LIFE CONTRACTS
                                  --------------------------   -----------------------
                                  GUARANTEED     GUARANTEED                    PAID
                                     DEATH     ANNUITIZATION    SECONDARY       UP
                                   BENEFITS       BENEFITS     GUARANTEES   GUARANTEES   TOTAL
                                  ----------   -------------   ----------   ----------   -----
                                                          (IN MILLIONS)
Balance at January 1, 2006......      $ 8           $ 7            $ 8          $10       $ 33
Incurred guaranteed benefits....        1            --              1           (1)         1
Paid guaranteed benefits........       (3)           --             --           --         (3)
                                      ---           ---            ---          ---       ----
Balance at December 31, 2006....        6             7              9            9         31
Incurred guaranteed benefits....        4             8              4            3         19
Paid guaranteed benefits........       (2)           --             --           --         (2)
                                      ---           ---            ---          ---       ----
Balance at December 31, 2007....        8            15             13           12         48
Incurred guaranteed benefits....       27            48             14            1         90
Paid guaranteed benefits........       (6)           --             --           --         (6)
                                      ---           ---            ---          ---       ----
Balance at December 31, 2008....      $29           $63            $27          $13       $132
                                      ===           ===            ===          ===       ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $66 million, $24 million and $21 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $12,973   $23,494
  Balanced..............................................    5,342     5,312
  Bond..................................................    2,837     3,430
  Money Market..........................................      419       350
  Specialty.............................................      219       402
                                                          -------   -------
     Total..............................................  $21,790   $32,988
                                                          =======   =======



8.  REINSURANCE

     The Company's Individual segment life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its individual universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company's Individual segment also reinsures 90% of the new production of fixed annuities from several affiliates. The Company's Individual segment also reinsures 100% of the living and death benefit riders issued associated with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit riders associated with its variable annuities issued prior to 2004 to affiliated and non-affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Institutional segment generally retains most of its risks and does not significantly utilize reinsurance. The Company may, on certain client arrangements, cede particular risks to reinsurers.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                          (IN MILLIONS)
PREMIUMS:
  Direct premiums................................  $19,246   $17,411   $16,958
  Reinsurance assumed............................    1,334       951       694
  Reinsurance ceded..............................   (2,136)   (1,927)   (1,716)
                                                   -------   -------   -------
     Net premiums................................  $18,444   $16,435   $15,936
                                                   =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type
     product policy fees.........................  $ 2,741   $ 2,589   $ 2,460
  Reinsurance assumed............................        7         2         1
  Reinsurance ceded..............................     (463)     (345)     (278)
                                                   -------   -------   -------
     Net universal life and investment-type
       product policy fees.......................  $ 2,285   $ 2,246   $ 2,183
                                                   =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims........  $21,863   $19,454   $18,795
  Reinsurance assumed............................    1,018       530       645
  Reinsurance ceded..............................   (2,182)   (1,709)   (1,793)
                                                   -------   -------   -------
     Net policyholder benefits and claims........  $20,699   $18,275   $17,647
                                                   =======   =======   =======



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables......................  $ 2,817   $ 1,808
Deposit recoverables....................................    2,069     2,516
Claim recoverables......................................      201       197
All other recoverables..................................      290        27
                                                          -------   -------
  Total.................................................  $ 5,377   $ 4,548
                                                          =======   =======
AFFILIATED RECOVERABLES:
Closed block recoverables...............................  $15,862   $16,011
Future policy benefit recoverables......................    2,847     1,866
Claim recoverables......................................      156         6
All other recoverables..................................      478        51
                                                          -------   -------
  Total.................................................  $19,343   $17,934
                                                          =======   =======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     Included in the unaffiliated reinsurance recoverables are $1.2 billion at both December 31, 2008 and 2007, related to reinsurance of long-term GICs, structured settlement lump sum contracts and $0.6 billion and $1.1 billion at December 31, 2008 and 2007, respectively, related to the reinsurance of investment-type contracts held by small market defined benefit contribution plans.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $1,811 million of unaffiliated reinsurance recoverable balances secured by funds held in trust as collateral, $353 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $284 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances except for $1,198 million of reserves and $8 million of other receivables are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $3,699 million, or 69%, of its total unaffiliated reinsurance recoverable balance of $5,377 million at December 31, 2008. Of these reinsurance recoverable balances, $1,736 million were secured by funds held in trust as collateral, $226 million were secured through irrevocable letters of credit issued by various financial institutions and $212 million of reinsurance recoverable balances were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $1,509 million and $323 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $21.0 billion and $20.1 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter Reassurance Company, Ltd., Texas Life Insurance Company ("TLIC"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, and MTL, all of which are related parties. The table below includes amounts related to transactions between these related parties and RGA through September 12, 2008, the date of the Company's dividend of interests in RGA.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Assumed premiums.....................................  $ 28      $ 52      $ 42
Assumed fees, included in universal life and
  investment-type product policy fees................  $  7      $  2      $  1
Interest earned on assumed reinsurance, included in
  other revenues.....................................  $ (5)     $ (4)     $ (3)
Assumed benefits, included in policyholder benefits
  and claims.........................................  $ 99      $ 54      $ 86
Assumed benefits, included in interest credited on
  policyholder account balances......................  $ 22      $ 18      $ 11
Assumed acquisition costs, included in other
  expenses...........................................  $128      $144      $322
Ceded premiums.......................................  $ 46      $113      $116
Ceded fees, included in universal life and
  investment-type product policy fees................  $178      $112      $ 64
Income from deposit contracts, included in other
  revenues (1).......................................  $923      $ --      $ --
Ceded benefits, included in policyholder benefits and
  claims.............................................  $133      $ 80      $ 69
Ceded benefits, included in interest credited to
  policyholder account balances......................  $ 70      $ 65      $ 49
Ceded benefits, included in policyholder dividends...  $ 20      $ 29      $ 27
Interest costs on ceded reinsurance, included in
  other expenses (1).................................  $831      $  5      $ (2)


--------

   (1) In December 2007, the Company ceded a portion of its closed block liabilities on a coinsurance with funds withheld basis to MRC, an affiliate. In connection with this cession, the Company recognized $835 million of interest earned on the deposit included within premiums and other receivables, as well as certain administrative fees, at December 31, 2008. The Company also recognized $911 million of interest expense associated with the funds withheld included in other expenses for the year ended December 31, 2008.

     The Company has ceded risks to another affiliate related to guaranteed minimum benefit riders written by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net investment gains (losses). The embedded derivatives ceded are included within premiums and other receivables and were assets of $797 million and $34 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006, net investment gains (losses) included $763 million, $42 million and ($18) million, respectively, in changes in estimated fair value of such embedded derivatives.

     Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $1,203 million at December 31, 2008. The change in estimated fair value of the embedded derivative, included in net investment gains (losses), was $1,203 million for the year ended December 31, 2008.

     On December 1, 2006, TLIC, an affiliate of the Company, recaptured business previously ceded under a 2002 reinsurance treaty with the Company. The agreement required the Company to assume, on a co-insurance basis, certain structured settlement business from TLIC. On January 5, 2007, the Company transferred cash in the amount of $989 million, which represented $984 million for the fair value of the returned future policy benefits plus $5 million in interest. For the year ended December 31, 2006, as a result of this transaction, the Company recognized an expense of $184 million.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

9.  CLOSED BLOCK

     On April 7, 2000, (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

     Recent experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized losses, has resulted in a reduction of the policyholder dividend obligation to zero during the year

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ended December 31, 2008. The reduction of the policyholder dividend obligation to zero and the Company's decision to revise the expected policyholder dividend scales, which are based upon statutory results, has resulted in reduction to both actual and expected cumulative earnings of the closed block. This change in the timing of the expected cumulative earnings of the closed block combined with a policyholder dividend obligation of zero has resulted in a reduction in the DAC associated with closed block, which resides outside of the closed block, and a corresponding decrease in the Company's net income of $127 million, net of income tax, for the year ended December 31, 2008. Amortization of the closed block DAC will be based upon actual cumulative earnings rather than expected cumulative earnings of the closed block until such time as the actual cumulative earnings of the closed block exceed the expected cumulative earnings, at which time the policyholder dividend obligation will be reestablished. Actual cumulative earnings less than expected cumulative earnings will result in future reductions to DAC and net income of the Company and increase sensitivity of the Company's net income to movements in closed block results. See also Note 5 for further information regarding DAC.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block liabilities and assets designated to the closed block is as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits..................................  $43,520   $43,362
Other policyholder funds................................      315       323
Policyholder dividends payable..........................      711       709
Policyholder dividend obligation........................       --       789
Payables for collateral under securities loaned and
  other transactions....................................    2,852     5,610
Other liabilities.......................................      254       290
                                                          -------   -------
  Total closed block liabilities........................   47,652    51,083
                                                          -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturity securities available-for-sale, at
     estimated fair value (amortized cost: $27,947 and
     $29,631, respectively).............................   26,205    30,481
  Equity securities available-for-sale, at estimated
     fair value (cost: $280 and $1,555, respectively)...      210     1,875
  Mortgage loans on real estate.........................    7,243     7,472
  Policy loans..........................................    4,426     4,290
  Real estate and real estate joint ventures held-for-
     investment.........................................      381       297
  Short-term investments................................       52        14
  Other invested assets.................................      952       829
                                                          -------   -------
     Total investments..................................   39,469    45,258
Cash and cash equivalents...............................      262       333
Accrued investment income...............................      484       485
Deferred income tax assets..............................    1,632       640
Premiums and other receivables..........................       98       151
                                                          -------   -------
     Total assets designated to the closed block........   41,945    46,867
                                                          -------   -------
Excess of closed block liabilities over assets
  designated to the closed block........................    5,707     4,216
                                                          -------   -------
Amounts included in accumulated other comprehensive
  income (loss):
  Unrealized investment gains (losses), net of income
     tax of ($633) and $424, respectively...............   (1,174)      751
  Unrealized gains (losses) on derivative instruments,
     net of income tax of ($8) and ($19), respectively..      (15)      (33)
  Allocated $284, net of income tax, to policyholder
     dividend obligation at December 31, 2007...........       --      (505)
                                                          -------   -------
Total amounts included in accumulated other
  comprehensive income (loss)...........................   (1,189)      213
                                                          -------   -------
Maximum future earnings to be recognized from closed
  block assets and liabilities..........................  $ 4,518   $ 4,429
                                                          =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block policyholder dividend obligation is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       2008       2007        2006
                                                      -----      ------      ------
                                                              (IN MILLIONS)
Balance at January 1,...............................  $ 789      $1,063      $1,607
Impact on revenues, net of expenses and income tax..     --          --        (114)
Change in unrealized investment and derivative gains
  (losses)..........................................   (789)       (274)       (430)
                                                      -----      ------      ------
Balance at December 31,.............................  $  --      $  789      $1,063
                                                      =====      ======      ======



     Information regarding the closed block revenues and expenses is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                        ------------------------------
                                                         2008        2007        2006
                                                        ------      ------      ------
                                                                 (IN MILLIONS)
REVENUES
  Premiums............................................  $2,787      $2,870      $2,959
  Net investment income and other revenues............   2,248       2,350       2,355
  Net investment gains (losses).......................     (84)         28        (130)
                                                        ------      ------      ------
     Total revenues...................................   4,951       5,248       5,184
                                                        ------      ------      ------
EXPENSES
  Policyholder benefits and claims....................   3,393       3,457       3,474
  Policyholder dividends..............................   1,498       1,492       1,479
  Change in policyholder dividend obligation..........      --          --        (114)
  Other expenses......................................     217         231         247
                                                        ------      ------      ------
     Total expenses...................................   5,108       5,180       5,086
                                                        ------      ------      ------
Revenues, net of expenses before income tax...........    (157)         68          98
Income tax............................................     (68)         21          34
                                                        ------      ------      ------
Revenues, net of expenses and income tax from
  continuing operations...............................     (89)         47          64
Revenues, net of expenses and income tax from
  discontinued operations.............................      --          --           1
                                                        ------      ------      ------
Revenues, net of expenses, income taxes and
  discontinued operations.............................  $  (89)     $   47      $   65
                                                        ======      ======      ======



     The change in the maximum future earnings of the closed block is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at December 31,.............................  $4,518   $4,429   $4,480
Less:
  Cumulative effect of a change in accounting
     principle, net of income tax...................      --       (4)      --
Balance at January 1,...............................   4,429    4,480    4,545
                                                      ------   ------   ------
Change during year..................................  $   89   $  (47)  $  (65)
                                                      ======   ======   ======



     Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

10.  LONG-TERM AND SHORT-TERM DEBT

     Long-term and short-term debt outstanding is as follows:

                                      INTEREST RATES
                                 -----------------------                 DECEMBER 31,
                                                WEIGHTED               ---------------
                                     RANGE       AVERAGE    MATURITY    2008     2007
                                 ------------   --------   ---------   ------   ------
                                                                        (IN MILLIONS)
Surplus notes -- affiliated....   3.89%-7.38%     5.66%    2009-2037   $1,394   $1,394
Surplus notes..................   7.63%-7.88%     7.86%    2015-2025      698      697
Capital notes -- affiliated....      7.13%        7.13%    2032-2033      500      500
Other notes with varying
  interest rates...............  4.45%-12.00%     7.95%    2009-2016       66       45
Secured demand
  note -- affiliated...........      0.50%        0.50%       2011         25       --
Capital lease obligations......                                            39       51
                                                                       ------   ------
Total long-term debt...........                                         2,722    2,687
Total short-term debt..........                                           414      357
                                                                       ------   ------
  Total........................                                        $3,136   $3,044
                                                                       ======   ======



     The aggregate maturities of long-term debt at December 31, 2008 for the next five years are $710 million in 2009, $66 million in 2010, $25 million in 2011, $1 million in 2012, less than $1 million in 2013 and $1,920 million thereafter.

     Capital lease obligations are collateralized and rank highest in priority, followed by unsecured senior debt which consists of other notes with varying interest rates. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

     Long-term debt, credit facilities and letters of credit of MetLife, Inc. and its subsidiaries contain various covenants. The Company has certain administrative, reporting, legal and financial covenants in several of these arrangements. The Company was in compliance with all covenants at December 31, 2008 and 2007.

  SURPLUS NOTES -- AFFILIATED

     In December 2007, the Company repaid the $800 million surplus note issued in December 2005 with an interest rate of 5.00% to MetLife, Inc. and then issued to MetLife, Inc. a $700 million surplus note with an interest rate of LIBOR plus 1.15%.

     In December 2007, the Company issued a $694 million surplus note to MetLife Capital Trust IV, an affiliate, with an interest rate of 7.38%.

  SECURED DEMAND NOTE -- AFFILIATED

     Effective September 30, 2008, the Company entered into a secured demand note collateral agreement with an affiliate pursuant to which the affiliate pledged securities to the Company to collateralize its obligation to lend $25 million to the Company. The Company has not exercised its right to sell or repledge the collateral.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SHORT-TERM DEBT

     Short-term debt was $414 million and $357 million at December 31, 2008 and 2007, respectively, which consisted entirely of commercial paper. During the years ended December 31, 2008, 2007 and 2006, the weighted average interest rate of short-term debt was 2.4%, 5.1% and 5.1%, respectively. During the years ended December 31, 2008, 2007 and 2006, the average daily balance of short-term debt was $421 million, $927 million and $768 million, respectively, and was outstanding for an average of 25 days, 25 days and 53 days, respectively.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $192 million, $190 million and $184 million for the years ended December 31, 2008, 2007 and 2006, respectively, and does not include interest expense on shares subject to mandatory redemption. See Note 11. These amounts include $120 million, $78 million and $76 million of interest expense related to affiliated debt for the years ended December 31, 2008, 2007 and 2006, respectively.

  CREDIT AND COMMITTED FACILITIES AND LETTERS OF CREDIT

     Credit Facility. MetLife Funding, Inc., a subsidiary of the Company, maintains a committed and unsecured credit facility of $2.9 billion at December 31, 2008. When drawn upon, this facility bears interest at varying rates in accordance with the agreement as specified below. This facility can be used for general corporate purposes and, at December 31, 2008, the facility also served as a back-up line of credit for the Company's commercial paper program. This agreement contains various administrative, reporting, legal and financial covenants, including a covenant requiring MetLife, Inc. to maintain a specified minimum consolidated net worth. Management has no reason to believe that its lending counterparties are unable to fulfill their respective contractual obligations.

     Total fees associated with this credit facility were $17 million, of which $11 million related to deferred amendment fees, for the year ended December 31, 2008. Information on this credit facility at December 31, 2008 is as follows:

                                                                   LETTER OF
                                                                     CREDIT                   UNUSED
BORROWER(S)                               EXPIRATION    CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS
-----------                              ------------   --------   ---------   ---------   -----------
                                                                 (IN MILLIONS)
MetLife, Inc. and MetLife Funding,
  Inc. ...............................   June 2012 (1)   $2,850      $2,313       $ --         $537
                                                         ------      ------       ----         ----
  Total...............................                   $2,850      $2,313        $--         $537
                                                         ======      ======       ====         ====



--------

   (1) In December 2008, MetLife, Inc. and MetLife Funding, Inc. entered into an amended and restated $2.85 billion credit agreement with various financial institutions. The agreement amended and restated the $3.0 billion credit agreement entered into in June 2007. Proceeds are available to be used for general corporate purposes, to support their commercial paper programs and for the issuance of letters of credit. All borrowings under the credit agreement must be repaid by June 2012, except that letters of credit outstanding upon termination may remain outstanding until June 2013. The borrowers and the lenders under this facility may agree to extend the term of all or part of the facility to no later than June 2014, except that letters of credit outstanding upon termination may remain outstanding until June 2015. Fees for this agreement include a 0.25% facility fee, 0.075% fronting fee, a letter of credit fee between 1% and 5% based on certain market rates and a 0.05% utilization fee, as applicable, and may vary based on MetLife, Inc.'s senior unsecured ratings. MetLife, Inc. and MetLife Funding, Inc. incurred amendment costs of $11 million related to the $2,850 million amended and restated credit agreement, which have been capitalized and included in other assets. These costs will be amortized over the term of the agreement. MetLife, Inc. did not have any deferred financing costs associated with the original June 2007 credit agreement.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Committed Facility. Missouri Reinsurance (Barbados), Inc., a subsidiary of the Company, maintains a committed facility of $500 million at December 31, 2008. When drawn upon, this facility bears interest at varying rates in accordance with the agreement as specified below. The facility is used for collateral for certain of the Company's reinsurance reserves. This facility contains various administrative, reporting, legal and financial covenants. Management has no reason to believe that its lending counterparties are unable to fulfill their respective contractual obligations.

     Total fees associated with this committed facility were $4 million for the year ended December 31, 2008. Information on the committed facility at December 31, 2008 is as follows:

                                                                    LETTER OF
                                                                      CREDIT       UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)      EXPIRATION    CAPACITY   DRAWDOWNS   ISSUANCES   COMMITMENTS    (YEARS)
-------------------------     ------------   --------   ---------   ---------   -----------   --------
                                                            (IN MILLIONS)
Exeter Reassurance Company
  Ltd., MetLife, Inc., &
  Missouri Reinsurance
  (Barbados), Inc. .........  June 2016 (1)    $500        $--         $490         $10           7
                                               ----        ---         ----         ---
  Total.....................                   $500        $--         $490         $10
                                               ====        ===         ====         ===



--------

   (1) Letters of credit and replacements or renewals thereof issued under this facility of $280 million, $10 million and $200 million are set to expire no later than December 2015, March 2016 and June 2016, respectively.

     Letters of Credit. At December 31, 2008, the Company had outstanding $2.8 billion in letters of credit from various financial institutions, of which $490 million and $2.3 billion were part of committed and credit facilities, respectively. As commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

11. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. In October 2007, GenAmerica redeemed these securities which were due to mature on June 30, 2027. As a result of this redemption, the Company recognized additional interest expense of $10 million. Interest expense on these instruments is included in other expenses and was $20 million and $11 million for the years ended December 31, 2007 and 2006, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ----------------------------
                                                        2008        2007       2006
                                                       ------      ------      ----
                                                               (IN MILLIONS)
Current:
  Federal............................................  $  (58)     $1,067      $492
  State and local....................................       2          22         5
  Foreign............................................      17           9         8
                                                       ------      ------      ----
  Subtotal...........................................     (39)      1,098       505
                                                       ------      ------      ----
Deferred:
  Federal............................................   1,689         (53)       43
  State and local....................................      --          18        19
  Foreign............................................       1          (9)      (10)
                                                       ------      ------      ----
  Subtotal...........................................   1,690         (44)       52
                                                       ------      ------      ----
Provision for income tax.............................  $1,651      $1,054      $557
                                                       ======      ======      ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       2008        2007        2006
                                                      ------      ------      -----
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate................  $1,759      $1,157      $ 780
Tax effect of:
  Tax-exempt investment income......................    (116)       (160)      (167)
  State and local income tax........................       1          33         19
  Prior year tax....................................      52          38        (26)
  Foreign tax rate differential and change in
     valuation allowance............................     (14)        (18)       (21)
  Other, net........................................     (31)          4        (28)
                                                      ------      ------      -----
Provision for income tax............................  $1,651      $1,054      $ 557
                                                      ======      ======      =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables................  $3,312   $3,005
  Net operating loss carryforwards........................      24       47
  Employee benefits.......................................     616      120
  Tax credit carryforwards................................     298       --
  Net unrealized investment losses........................   4,062       --
  Litigation-related and government mandated..............     264       45
  Other...................................................     111      202
                                                            ------   ------
                                                             8,687    3,419
Less: Valuation allowance.................................      14        8
                                                            ------   ------
                                                             8,673    3,411
                                                            ------   ------
Deferred income tax liabilities:
  Investments, including derivatives......................   3,918    1,493
  DAC.....................................................   2,167    2,207
  Net unrealized investment gains.........................      --      689
  Other...................................................      31        7
                                                            ------   ------
                                                             6,116    4,396
                                                            ------   ------
Net deferred income tax asset/(liability).................  $2,557   $ (985)
                                                            ======   ======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2008 and will expire beginning in 2024. Foreign net operating loss carryforwards amount to $51 million at December 31, 2008 and were generated in various foreign countries with expiration periods of five years to indefinite expiration. Tax credit carryforwards amount to $298 million at December 31, 2008.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will be not realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2008, the Company recorded an increase to the deferred tax valuation allowance of $6 million related to certain foreign net operating loss carryforwards.

     The Company has not established a valuation allowance against the deferred tax asset of $4,062 million recognized in connection with unrealized losses at December 31, 2008. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2000. In 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2009.

     As a result of the implementation of FIN 48 on January 1, 2007, the Company recognized a $18 million increase in the liability for unrecognized tax benefits and a $16 million decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $13 million, net of $11 million of minority interest included in liabilities of subsidiaries held-for-sale. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $797 million. The Company reclassified, at adoption, $568 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company also reclassified, at adoption, $211 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits at January 1, 2007 that would affect the effective tax rate, if recognized, was $586 million. The Company also had $198 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $655 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $475 million. The total amount of unrecognized tax benefits decreased by $142 million from the date of adoption primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, post-sale purchase price adjustments and reinsurance offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $171 million, were reclassified to current and deferred income taxes, as applicable, and a payment of $156 million was made in December of 2007, with $6 million to be paid in 2009 and the remaining $9 million to be paid in future years.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits was $593 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $485 million. The total amount of unrecognized tax benefits decreased by $62 million from December 31, 2007 primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, leasing and tax credits offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $135 million, were reclassified to current and deferred income taxes, as applicable. Of the $135 million reclassified to current and deferred income taxes, $2 million was paid in 2008 and $133 million will be paid in 2009.

     The Company's liability for unrecognized tax benefits will change in the next 12 months pending the outcome of remaining issues associated with the current IRS audit including tax-exempt income and tax credits. Management is working to resolve the remaining audit items directly with IRS auditors as well as through available accelerated IRS resolution programs and may protest any unresolved issues through the IRS appeals process and, possibly, litigation, the timing and extent of which is uncertain. At this time, a reasonable estimate of the range of a payment or change in the liability is between $40 million and $50 million; however, the Company continues to believe that the ultimate resolution of the issues will not result in a material effect on its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2008 and December 31, 2007, is as follows:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             -----   -----
                                                             (IN MILLIONS)
Balance as of beginning of the period......................  $ 655   $ 797
Additions for tax positions of prior years.................      4      32
Reductions for tax positions of prior years................    (33)    (51)
Additions for tax positions of current year................    120      52
Reductions for tax positions of current year...............    (12)     --
Settlements with tax authorities...........................   (135)   (171)
Lapses of statutes of limitations..........................     (6)     (4)
                                                             -----   -----
Balance as of end of the period............................  $ 593   $ 655
                                                             =====   =====



     During the year ended December 31, 2007, the Company recognized $72 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $197 million of accrued interest associated with the liability for unrecognized tax benefits. The $1 million increase, from the date of adoption, in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $72 million of interest expense and a $73 million decrease primarily resulting from the aforementioned IRS settlements. During 2007, the $73 million resulting from IRS settlements was reclassified to current income tax payable and will be paid in 2009.

     During the year ended December 31, 2008, the Company recognized $33 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $156 million of accrued interest associated with the liability for unrecognized tax benefits. The $41 million decrease from December 31, 2007 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $33 million of interest expense and a $74 million decrease primarily resulting from the aforementioned IRS settlements. Of the $74 million decrease, $73 million has been reclassified to current income tax payable and the remaining $1 million reduced interest expense. Of the $73 million reclassified to current income tax payable, $4 million was paid in 2008 and the remainder of $69 million will be paid in 2009.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $104 million and $113 million, respectively, related to the separate account DRD.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. In 2007, the Company received $39 million upon the resolution of an indemnification claim associated with the 2000 acquisition of GALIC, and the Company reduced legal liabilities by $31 million after the settlement of certain cases. The review includes senior legal and financial personnel. Unless stated below, estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below; in 2007 the Company increased legal liabilities for pending sales practices, employment, and intellectual property litigation matters against the Company. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2008.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of the Plan and the adequacy and accuracy of Metropolitan Life Insurance Company's disclosure to policyholders regarding the Plan. The actions discussed below name as defendants some or all of Metropolitan Life Insurance Company, MetLife, Inc., and individual directors. Metropolitan Life Insurance Company, MetLife, Inc., and the individual directors believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     Fiala, et al. v. Metropolitan Life Ins. Co., et al. (Sup. Ct., N.Y. County, filed March 17, 2000). The plaintiffs in the consolidated state court class action seek compensatory relief and punitive damages against Metropolitan Life Insurance Company, MetLife, Inc., and individual directors. The court has certified a litigation class of present and former policyholders on plaintiffs' claim that defendants violated section 7312 of the New York Insurance Law. Pursuant to the court's order, plaintiffs have given notice to the class of the pendency of this action. Defendants' motion for summary judgment is pending.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In re MetLife Demutualization Litig. (E.D.N.Y., filed April 18, 2000). In this class action against Metropolitan Life Insurance Company and MetLife, Inc., plaintiffs served a second consolidated amended complaint in 2004. Plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with the Plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. By orders dated July 19, 2005 and August 29, 2006, the federal trial court certified a litigation class of present and former policyholders. The court has directed the manner and form of notice to the class, but plaintiffs have not yet distributed the notice. Metropolitan Life Insurance Company and MetLife, Inc. have moved for summary judgment, and plaintiffs have moved for partial summary judgment. The court heard oral argument on the parties' motions for summary judgment on September 19, 2008.

  Asbestos-Related Claims

     Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury, and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

     Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

     The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                           DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                   (IN MILLIONS, EXCEPT NUMBER
                                                            OF CLAIMS)
Asbestos personal injury claims at year end......   74,027    79,717    87,070
Number of new claims during the year.............    5,063     7,161     7,870
Settlement payments during the year (1)..........  $  99.0   $  28.2   $  35.5


--------

   (1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     In 2005, Metropolitan Life Insurance Company received approximately 18,500 new claims, ending the year with a total of approximately 100,250 claims, and paid approximately $74.3 million for settlements reached in 2005 and prior years. In 2004, Metropolitan Life Insurance Company received approximately 23,900 new claims, ending the year with a total of approximately 108,000 claims, and paid approximately $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

     The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict with any certainty the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

     The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's financial position.

     During 1998, Metropolitan Life Insurance Company paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provided for recovery of losses up to $1.5 billion in excess of a $400 million self-insured retention. The Company's initial option to commute the excess insurance policies for asbestos-related claims would have arisen at the end of 2008. On September 29, 2008, Metropolitan Life Insurance Company entered into agreements commuting the excess insurance policies as of September 30, 2008. As a result of the commutation of the policies, Metropolitan Life Insurance Company received cash and securities totaling $632 million. Of this total, Metropolitan Life Insurance Company received $115 million in fixed maturity securities on September 26, 2008, $200 million in cash on

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


October 29, 2008, and $317 million in cash on January 29, 2009. Metropolitan Life Insurance Company recognized a loss on commutation of the policies in the amount of $35.3 million during 2008.

     In the years prior to commutation, the excess insurance policies for asbestos-related claims were subject to annual and per claim sublimits. Amounts exceeding the sublimits during 2007, 2006 and 2005 were approximately $16 million, $8 million and $0, respectively. Amounts were recoverable under the policies annually with respect to claims paid during the prior calendar year. Each asbestos-related policy contained an experience fund and a reference fund that provided for payments to Metropolitan Life Insurance Company at the commutation date if the reference fund was greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life Insurance Company if the cumulative return on the reference fund was less than the return specified in the experience fund. The return in the reference fund was tied to performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in each year from 2003 through 2008 for the amounts paid with respect to asbestos litigation in excess of the retention. The foregone loss reimbursements were approximately $62.2 million with respect to claims for the period of 2002 through 2007. Because the policies were commuted as of September 30, 2008, there will be no claims under the policies or forgone loss reimbursements with respect to payments made in 2008 and thereafter.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law, and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

     Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants, and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2008.

  Regulatory Matters

     The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. Certain regulators have requested information and documents regarding contingent commission payments to brokers, the Company's awareness of any "sham" bids for business, bids and quotes that the Company submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. Regulators also have requested information relating to market timing and late

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker Universal Life Resources. The Company has been cooperating fully with these inquiries.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company; New England Mutual Life Insurance Company, New England Life Insurance Company and New England Securities Corporation (collectively "New England"); and GALIC. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     In June 2008, the Environmental Protection Agency issued a Notice of Violation ("NOV") regarding the operations of the Homer City Generating Station, an electrical generation facility. The NOV alleges, among other things, that the electrical generation facility is being operated in violation of certain federal and state Clean Air Act requirements. Homer City OL6 LLC, an entity owned by Metropolitan Life Insurance Company, is a passive investor with a minority interest in the electrical generation facility, which is solely operated by the lessee, EME Homer City Generation L.P. ("EME Homer"). Homer City OL6 LLC and EME Homer are among the respondents identified in the NOV. EME Homer has been notified of its obligation to indemnify Homer City OL6 LLC and Metropolitan Life Insurance Company for any claims resulting from the NOV and has expressly acknowledged its obligation to indemnify Homer City OL6 LLC.

  Other Litigation

     Jacynthe Evoy-Larouche v. Metropolitan Life Ins. Co. (Que. Super. Ct., filed March 1998). This putative class action lawsuit involving sales practices claims was filed against Metropolitan Life Insurance Company in Canada. Plaintiff alleged misrepresentations regarding dividends and future payments for life insurance policies and seeks unspecified damages. Pursuant to a judgment dated March 11, 2009, this lawsuit was dismissed.

     The American Dental Association, et al. v. MetLife Inc., et al. (S.D. Fla., filed May 19, 2003). The American Dental Association and three individual providers have sued MetLife, Inc., Metropolitan Life Insurance Company and other non-affiliated insurance companies in a putative class action lawsuit. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. On February 10, 2009, the district court granted the Company's motion to dismiss plaintiffs' second amended complaint, dismissing all of plaintiffs' claims except for breach of contract claims. Plaintiffs had been provided with an opportunity to re-plead the dismissed claims by February 26, 2009. Since plaintiffs never amended these claims, they were dismissed with prejudice on March 2, 2009. By order dated March 20, 2009, the court declined to retain jurisdiction over the remaining breach of contract claims and dismissed the lawsuit.

     In Re Ins. Brokerage Antitrust Litig. (D. N.J., filed February 24,
2005). In this multi-district class action proceeding, plaintiffs' complaint alleged that MetLife, Inc., Metropolitan Life Insurance Company, several non-affiliated insurance companies and several insurance brokers violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"), the Employee Retirement Income Security Act of 1974 ("ERISA"), and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. In August and September 2007 and January 2008, the court issued orders granting defendants' motions to dismiss with prejudice the federal antitrust, the RICO, and the ERISA claims. In February 2008, the court dismissed the remaining state law claims on jurisdictional grounds. Plaintiffs' appeal from the orders dismissing their RICO and federal antitrust claims is pending with the U.S. Court of Appeals for the Third Circuit. A putative class action alleging that MetLife, Inc. and other non-affiliated defendants violated

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


state laws was transferred to the District of New Jersey but was not consolidated with other related actions. Plaintiffs' motion to remand this action to state court in Florida is pending.

     Metropolitan Life Insurance Company v. Park Avenue Securities, et. al. (FINRA Arbitration, filed May 2006). Metropolitan Life Insurance Company commenced an action against Park Avenue Securities LLC., a registered investment adviser and broker-dealer that is an indirect wholly-owned subsidiary of The Guardian Life Insurance Company of America, alleging misappropriation of confidential and proprietary information and use of prohibited methods to solicit Metropolitan Life Insurance Company customers and recruit Metropolitan Life Insurance Company financial services representatives. On February 12, 2009, a FINRA arbitration panel awarded Metropolitan Life Insurance Company $21 million in damages, including punitive damages and attorneys' fees. Park Avenue Securities may appeal the award.

     Thomas, et al. v. Metropolitan Life Ins. Co., et al. (W.D. Okla., filed January 31, 2007). A putative class action complaint was filed against Metropolitan Life Insurance Company and MetLife Securities, Inc. Plaintiffs assert legal theories of violations of the federal securities laws and violations of state laws with respect to the sale of certain proprietary products by the Company's agency distribution group. Plaintiffs seek rescission, compensatory damages, interest, punitive damages and attorneys' fees and expenses. In January and May 2008, the court issued orders granting the defendants' motion to dismiss in part, dismissing all of plaintiffs' claims except for claims under the Investment Advisers Act. Defendants' motion to dismiss claims under the Investment Advisers Act was denied. The Company will vigorously defend against the remaining claims in this matter.

     Sales Practices Claims. Over the past several years, Metropolitan Life Insurance Company, New England and GALIC have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. At December 31, 2008, there were approximately 125 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life Insurance Company, New England, GALIC, MetLife Securities, Inc. and Walnut Street Securities.

  Summary

     Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted previously in connection with specific matters. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                DECEMBER 31,
                                                               --------------
                                                               2008      2007
                                                               ----      ----
                                                                (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $37       $24
  Premium tax offsets currently available for paid
     assessments.............................................     5         5
                                                                ---       ---
                                                                $42       $29
                                                                ===       ===
Other Liabilities:
  Insolvency assessments.....................................   $57       $41
                                                                ===       ===



     Assessments levied against the Company were $2 million, less than $1 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)
2009...............................................   $390       $12      $  189
2010...............................................   $347       $ 8      $  190
2011...............................................   $270       $ 8      $  168
2012...............................................   $209       $ 8      $  143
2013...............................................   $170       $ 8      $  129
Thereafter.........................................   $534       $33      $1,061


     During the fourth quarter of 2008, MetLife, Inc. moved certain of its operations in New York from Long Island City to New York City. As a result of this movement of operations and current market conditions, which precluded the immediate and complete sublet of all unused space in both Long Island City and New York City, the Company incurred a lease impairment charge of $38 million which is included within other expenses in Corporate & Other. The impairment charge was determined based upon the present value of the gross rental payments less sublease income discounted at a risk-adjusted rate over the remaining lease terms which range from 15-20 years. The

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company has made assumptions with respect to the timing and amount of future sublease income in the determination of this impairment charge. Additional impairment charges could be incurred should market conditions deteriorate further or last for a period significantly longer than anticipated.

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.9 billion and $2.8 billion at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2.2 billion and $3.3 billion at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $611 million and $667 million at December 31, 2008 and 2007, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2008, the Company recorded $7 million of additional liabilities for guarantees related to certain investment transactions. The term for these guarantees and their associated liabilities varies, with a maximum of 18 years. The maximum potential amount of future payments the Company could be required to pay under these guarantees is $202 million. During the year ended December 31, 2008, the Company reduced $3 million of previously recorded liabilities related to these investment transactions. The Company's

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recorded liability was $4 million at December 31, 2008 for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at December 31, 2007.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1,558 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid $35 million to terminate all of these contracts.

     See Note 4 for further disclosures related to credit default swap obligations.

14.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually, based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2008, the majority of active participants are accruing benefits under the cash balance formula; however, approximately 95% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits, in excess of amounts permitted by governmental agencies, to certain executive level employees. The Company's proportionate share of net pension expense related to its sponsored pension plans was $49 million for the year ended December 31, 2008.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. The other postretirement plans cover eligible employees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company or its participating affiliates, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. The Company's proportionate share of net other postretirement expense related to its sponsored other postretirement plans was ($8) million for the year ended December 31, 2008.

     As described more fully in Note 1, effective December 31, 2006, MetLife, Inc. adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement benefit plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $78 million, and the intangible asset was $12 million, at December 31, 2005. The excess of the additional minimum pension liability over the intangible asset of $66 million, $41 million net of income tax, was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $92 million. The additional minimum pension liability of $59 million, net of income tax of $33 million, was

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recorded as a reduction of accumulated other comprehensive income. The change in the additional minimum pension liability of $18 million, net of income tax, was reflected as a component of comprehensive income for the year ended December 31, 2006. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit cost at the date of adoption.

     The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                 DECEMBER 31, 2006
                                                 -------------------------------------------------
                                                              ADDITIONAL
                                                                MINIMUM
                                                     PRE        PENSION   ADOPTION OF      POST
                                                   SFAS 158    LIABILITY    SFAS 158     SFAS 158
BALANCE SHEET CAPTION                            ADJUSTMENTS  ADJUSTMENT   ADJUSTMENT  ADJUSTMENTS
-----------------------------------------------  -----------  ----------  -----------  -----------
                                                                   (IN MILLIONS)
Other assets: Prepaid pension benefit cost.....     $1,878       $ --       $  (999)     $   879
Other assets: Intangible asset.................     $   12        (12)           --      $    --
Other liabilities: Accrued pension benefit
  cost.........................................     $ (474)       (14)          (66)     $  (554)
Other liabilities: Accrued other postretirement
  benefit plan cost............................     $ (688)        --           (96)     $  (784)
                                                                 ----       -------
  Subtotal.....................................                   (26)       (1,161)
Net liability of subsidiary held-for-sale......                    --           (17)
                                                                 ----       -------
Accumulated other comprehensive income (loss),
  before income tax:
Defined benefit plans..........................     $  (66)       (26)       (1,178)     $(1,270)
Minority interest..............................                    --             8
Deferred income tax............................                     8           421
                                                                 ----       -------
Accumulated other comprehensive income (loss),
  net of income tax:
Defined benefit plans..........................     $  (41)      $(18)      $  (749)     $  (808)
                                                                 ====       =======



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                DECEMBER 31,
                                                     ---------------------------------
                                                                            OTHER
                                                         PENSION        POSTRETIREMENT
                                                         BENEFITS          BENEFITS
                                                     ---------------   ---------------
                                                      2008     2007     2008     2007
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Change in benefit obligation:
Benefit obligation at beginning of year............  $5,668   $5,854   $1,581   $2,043
  Service cost.....................................     159      158       20       26
  Interest cost....................................     375      348      101      102
  Plan participants' contributions.................      --       --       31       31
  Net actuarial (gains) losses.....................     139     (383)      19     (464)
  Change in benefits...............................       1       39       --       --
  Prescription drug subsidy........................      --       --       10       13
  Benefits paid....................................    (349)    (348)    (146)    (170)
                                                     ------   ------   ------   ------
Benefit obligation at end of year..................   5,993    5,668    1,616    1,581
                                                     ------   ------   ------   ------
Change in plan assets:
Fair value of plan assets at beginning of year.....   6,467    6,228    1,181    1,169
  Actual return on plan assets.....................    (943)     539     (149)      58
  Employer contribution............................     341       48        1        1
  Benefits paid....................................    (349)    (348)     (23)     (47)
                                                     ------   ------   ------   ------
  Fair value of plan assets at end of year.........   5,516    6,467    1,010    1,181
                                                     ------   ------   ------   ------
  Funded status at end of year.....................  $ (477)  $  799   $ (606)  $ (400)
                                                     ======   ======   ======   ======
Amounts recognized in the consolidated balance
  sheet consist of:
  Other assets.....................................  $  208   $1,382   $   --   $   --
  Other liabilities................................    (685)    (583)    (606)    (400)
                                                     ------   ------   ------   ------
  Net amount recognized............................  $ (477)  $  799   $ (606)  $ (400)
                                                     ======   ======   ======   ======
Accumulated other comprehensive (income) loss:
  Net actuarial (gains) losses.....................  $2,196   $  633   $  146   $ (112)
  Prior service cost (credit)......................      44       63     (157)    (194)
                                                     ------   ------   ------   ------
  Accumulated other comprehensive (income) loss....  $2,240   $  696   $  (11)  $ (306)
                                                     ======   ======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                             DECEMBER 31,
                                          -------------------------------------------------
                                                            NON-QUALIFIED
                                           QUALIFIED PLAN        PLAN            TOTAL
                                          ---------------   -------------   ---------------
                                           2008     2007     2008    2007    2008     2007
                                          ------   ------   -----   -----   ------   ------
                                                            (IN MILLIONS)
Aggregate fair value of plan assets
  (principally Company contracts).......  $5,516   $6,467   $  --   $  --   $5,516   $6,467
Aggregate projected benefit obligation..   5,308    5,085     685     583    5,993    5,668
                                          ------   ------   -----   -----   ------   ------
Over (under) funded.....................  $  208   $1,382   $(685)  $(583)  $ (477)  $  799
                                          ======   ======   =====   =====   ======   ======



     The accumulated benefit obligation for all defined benefit pension plans was $5,583 million and $5,256 million at December 31, 2008 and 2007, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                               DECEMBER 31,
                                                              --------------
                                                              2008      2007
                                                              ----      ----
                                                               (IN MILLIONS)
Projected benefit obligation................................  $685      $583
Accumulated benefit obligation..............................  $577      $508
Fair value of plan assets...................................  $ --      $ --


     Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets is as follows:

                                                          DECEMBER 31,
                                               ---------------------------------
                                                                      OTHER
                                                   PENSION        POSTRETIREMENT
                                                   BENEFITS          BENEFITS
                                               ---------------   ---------------
                                                2008     2007     2008     2007
                                               ------   ------   ------   ------
                                                         (IN MILLIONS)
Projected benefit obligation.................   $685     $583    $1,616   $1,581
Fair value of plan assets....................   $ --     $ --    $1,010   $1,181

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                                                 OTHER
                                                     PENSION                POSTRETIREMENT
                                                    BENEFITS                   BENEFITS
                                            ------------------------   ------------------------
                                             2008     2007     2006     2008     2007     2006
                                            ------   ------   ------   ------   ------   ------
                                                               (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost............................  $  159    $ 158    $ 155    $ 20     $  26    $ 35
  Interest cost...........................     375      348      328     101       102     116
  Expected return on plan assets..........    (517)    (501)    (447)    (88)      (87)    (80)
  Amortization of net actuarial (gains)
     losses...............................      24       68      131      --        --      21
  Amortization of prior service cost
     (credit).............................      15       17        7     (36)      (36)    (37)
                                            ------   ------   ------   ------   ------   ------
     Net periodic benefit cost............      56       90    $ 174      (3)        5    $ 55
                                                              ======                     ======
     Net periodic benefit cost of
       subsidiary held-for-sale...........      --        4               --         1
                                            ------   ------            ------   ------
                                                56       94               (3)        6
                                            ------   ------            ------   ------
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME (LOSS)
  Net actuarial (gains) losses............   1,563     (424)             258      (440)
  Prior service cost (credit).............     (19)      40               37        --
  Amortization of net actuarial (gains)
     losses...............................     (24)     (68)              --        --
  Amortization of prior service cost
     (credit).............................     (15)     (17)              36        36
                                            -- ---    -----             ----     -----
     Total recognized in other
       comprehensive income (loss)........   1,505     (469)             331      (404)
                                            -- ---    -----             ----     -----
     Total recognized in net periodic
       benefit cost and other
       comprehensive income (loss)........  $1,561    $(375)            $328     $(398)
                                            ======   ======            ======   ======



     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $198 million and $9 million, respectively.

     The estimated net actuarial losses and prior service credit for the defined benefit other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $10 million and ($36) million, respectively.

     In 2004, the Company adopted the guidance in FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003, to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies during

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2006. A summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit plan cost is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Cumulative reduction in benefit obligation:
  Balance, beginning of year...........................  $299   $328   $298
  Service cost.........................................     5      7      6
  Interest cost........................................    20     19     19
  Net actuarial gains (losses).........................     3    (42)    15
  Prescription drug subsidy............................   (10)   (13)   (10)
                                                         ----   ----   ----
     Balance, end of year..............................  $317   $299   $328
                                                         ====   ====   ====




                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2008      2007      2006
                                                          ----      ----      ----
                                                                (IN MILLIONS)
Reduction in net periodic benefit cost:
  Service cost..........................................   $ 5       $ 7       $ 6
  Interest cost.........................................    20        19        19
  Amortization of net actuarial gains (losses)..........    --         5        30
                                                           ---       ---       ---
     Total reduction in net periodic benefit cost.......   $25       $31       $55
                                                           ===       ===       ===



     The Company received subsidies of $12 million and $10 million for the years ended December 31, 2008 and 2007, respectively.

  ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                       DECEMBER 31,
                                       -------------------------------------------
                                                                     OTHER
                                             PENSION             POSTRETIREMENT
                                             BENEFITS               BENEFITS
                                       -------------------   ---------------------
                                          2008       2007      2008         2007
                                       ---------   -------   --------     --------
Weighted average discount rate.......    6.60%      6.65%      6.62%        6.65%
Rate of compensation increase........  3.5%-7.5%   4.0%-8%      N/A          N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                ---------------------------------------------------------
                                                                  OTHER POSTRETIREMENT
                                      PENSION BENEFITS                  BENEFITS
                                ---------------------------   ---------------------------
                                  2008      2007      2006      2008      2007      2006
                                -------   -------   -------   -------   -------   -------
Weighted average discount
  rate........................   6.65%     6.00%     5.80%      6.65%     6.00%     5.79%
Weighted average expected rate
  of return on plan assets....   8.25%     8.25%     8.25%      7.33%     7.48%     7.42%
Rate of compensation
  increase....................  3.5%-8%   4.0%-8%   4.0%-8%      N/A       N/A       N/A

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected return on plan assets for use in that plan's valuation in 2009 is currently anticipated to be 8.25% for pension benefits and postretirement medical benefits and 6.25% for postretirement life benefits.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                ---------------------------------------------------------------
                                             2008                             2007
                                ------------------------------   ------------------------------
Pre-Medicare eligible claims..  8.8% down to 5.8% in 2018 and    8.5% down to 5% in 2014 and
                                gradually decreasing until       remaining constant thereafter
                                2079 reaching the ultimate
                                rate of 4.1%
Medicare eligible claims......  8.8% down to 5.8% in 2018 and    10.5% down to 5% in 2018 and
                                gradually decreasing until       remaining constant thereafter
                                2079 reaching the ultimate
                                rate of 4.1%


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN MILLIONS)
Effect on total of service and interest cost
  components.........................................      $ 6           $ (6)
Effect of accumulated postretirement benefit
  obligation.........................................      $76           $(86)


  PLAN ASSETS

     The Company has issued group annuity and life insurance contracts supporting approximately 99% of all pension and other postretirement benefit plans assets.

     The account values of the group annuity and life insurance contracts issued by the Company and held as assets of the pension and other postretirement benefit plans were $6,451 million and $7,565 million at December 31, 2008 and 2007, respectively. The majority of such account values are held in separate accounts established by the Company. Total revenue from these contracts recognized in the consolidated statements of income was $42 million, $47 million and $48 million for the years ended December 31, 2008, 2007 and 2006, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains and losses, credited to the account balances were ($1,090) million, $603 million and $818 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The weighted-average allocations of pension plan and other postretirement benefit plan assets were as follows:

                                                             DECEMBER 31,
                                                     ---------------------------
                                                                       OTHER
                                                                    POSTRETIRE-
                                                       PENSION          MENT
                                                       BENEFITS       BENEFITS
                                                     -----------   -------------
                                                     2008   2007   2008     2007
                                                     ----   ----   ----     ----
ASSET CATEGORY
Equity securities..................................    28%    38%    27%      37%
Fixed maturity securities..........................    51     44     71       58
Other (Real Estate and Alternative Investments)....    21     18      2        5
                                                      ---    ---    ---      ---
  Total............................................   100%   100%   100%     100%
                                                      ===    ===    ===      ===



     The weighted-average target allocations of pension plan and other postretirement benefit plan assets for 2009 are as follows:

                                                        PENSION    OTHER
                                                        -------   -------
ASSET CATEGORY
Equity securities.....................................  25%-45%   30%-45%
Fixed maturity securities.............................  35%-55%   55%-85%
Other (Real Estate and Alternative Investments).......   5%-32%    0%-10%


     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     It is the Company's practice to make contributions to the qualified pension plans to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions were required for the years ended December 31, 2008 or 2007. No contributions will be required for 2009. The Company made discretionary contributions of $286 million to the qualified pension plans during the year ended December 31, 2008 and did not make discretionary contributions for the year ended December 31, 2007. The Company expects to make additional discretionary contributions of $143 million in 2009.

     Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans. These payments totaled $41 million and $48 million for the years ended December 31, 2008 and 2007, respectively. These payments are expected to be at approximately the same level in 2009.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to primarily use their general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing plan assets. Total payments equaled $146 million and $170 million for the years ended December 31, 2008 and 2007, respectively.

     The Company expects to make contributions of $118 million, net of participant's contributions, toward the other postretirement plan obligations in 2009. As noted previously, the Company expects to receive subsidies under the Prescription Drug Act to partially offset such payments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:

                                                              OTHER POSTRETIREMENT
                                                                    BENEFITS
                                                          ---------------------------
                                                                  PRESCRIPTION
                                                PENSION               DRUG
                                               BENEFITS   GROSS     SUBSIDIES     NET
                                               --------   -----   ------------   ----
                                                            (IN MILLIONS)
2009.........................................   $  379     $133       $ (15)     $118
2010.........................................   $  393     $138       $ (16)     $122
2011.........................................   $  402     $144       $ (16)     $128
2012.........................................   $  418     $148       $ (17)     $131
2013.........................................   $  431     $152       $ (18)     $134
2014-2018....................................   $2,368     $836       $(107)     $729


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $63 million, $66 million and $71 million for the years ended December 31, 2008, 2007 and 2006, respectively.

15.  EQUITY

  CAPITAL CONTRIBUTIONS

     During the year ended December 31, 2008, MetLife, Inc. contributed and paid $4 million in the form of line of credit fees on the Company's behalf.

     During the year ended December, 31, 2008, in connection with an acquisition by MetLife, Inc., MetLife, Inc. contributed $9 million to the Company in the form of intangible assets and the associated deferred income tax liability, for which the Company receives the benefit. See Note 7.

     On December 12, 2007, MetLife, Inc. contributed $7 million to the Company in connection with the Company's issuance of a surplus note to MetLife Capital Trust IV. See Note 10.

     On October 20, 2006, MetLife, Inc. contributed $17 million to the Company in connection with the sale and merger of CLIC. See Note 2.

     On September 30, 2006, MetLife, Inc. contributed $377 million to the Company in the form of intangible assets. See Note 2.

     On May 1, 2006, GALIC, an indirect insurance subsidiary of the Company, sold its wholly-owned insurance subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife, Inc. Immediately following the sale, MetLife, Inc. merged Paragon, an affiliate of the Company, with and into the Company. In connection with the transaction, MetLife, Inc. contributed $76 million to the Company.

  EXCESS PROCEEDS RECEIVED ON SALE OF INTERESTS IN AFFILIATES

     On November 1, 2007, the Company sold its interests in MetLife Mexico, S.A. and MetLife Pensiones, S.A., both affiliates, to MetLife International Holdings, Inc. ("MIHI"), also an affiliate, at their approximate aggregate fair value of $34 million. The Company's carrying value of the interests at the time of sale was $4 million. The excess cash consideration received from MIHI over the Company's carrying value resulted in an increase of $30 million in additional paid-in capital.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  STOCK-BASED COMPENSATION PLANS

  Overview

     As described more fully in Note 1, effective January 1, 2006, in conjunction with MetLife, Inc., the Company adopted SFAS 123(r), using the modified prospective transition method. The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations.

     The stock-based compensation expense recognized by the Company is related to awards under incentive plans of MetLife, Inc., as described herein.

  Description of Plans

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of options to buy shares of MetLife, Inc.'s common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Internal Revenue Code or are non-qualified. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock Plan). The Stock Incentive Plan, 2005 Stock Plan, and the Long-Term Performance Compensation Plan ("LTPCP"), as described below, are hereinafter collectively referred to as the "Incentive Plans."

     The aggregate number of shares of MetLife, Inc. common stock reserved for issuance under the 2005 Stock Plan and the LTPCP is 68,000,000, plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of Stock Options. Additional shares of MetLife, Inc. common stock carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 12,584,119 at December 31, 2008. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. At December 31, 2008, the aggregate number of shares of MetLife, Inc. common stock remaining available for issuance pursuant to the 2005 Stock Plan was 55,654,550.

     Stock Option exercises and other stock-based awards to employees settled in shares are satisfied through the issuance of shares held in treasury by MetLife, Inc. The Company does not issue any of its own shares in satisfaction of stock-based compensation awards to employees.

     MetLife, Inc. allocated 89%, 88% and 90% of stock-based compensation to the Company for the years ended December 31, 2008, 2007 and 2006, respectively. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, the discussion herein addresses MetLife, Inc.'s practices for recognizing expense for awards under the Incentive Plans. Underlying awards are expressed in their entirety with related expense amounts representing the resulting allocation to the Company.

     Compensation expense related to awards under the Incentive Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable. Compensation expense of $108 million, $128 million and $130 million, and income tax benefits of $38 million, $45 million and $46 million, related to the Incentive Plans was allocated to the Company for the years ended December 31, 2008, 2007 and 2006, respectively. Compensation expense is principally related to the issuance of Stock Options, Performance Shares and LTPCP arrangements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Stock Options

     All Stock Options granted had an exercise price equal to the closing price of MetLife, Inc.'s common stock as reported on the New York Stock Exchange on the date of grant, and have a maximum term of ten years. Certain Stock Options granted under the Stock Incentive Plan and the 2005 Stock Plan have or will become exercisable over a three year period commencing with the date of grant, while other Stock Options have or will become exercisable three years after the date of grant.

     A summary of the activity related to Stock Options for the year ended December 31, 2008 is presented below. The aggregate intrinsic value was computed using the closing share price on December 31, 2008 of $34.86 and December 31, 2007 of $61.62, as applicable.

                                                                             WEIGHTED
                                                                             AVERAGE
                                                                            REMAINING      AGGREGATE
                                         SHARES UNDER   WEIGHTED AVERAGE   CONTRACTUAL     INTRINSIC
                                            OPTION       EXERCISE PRICE        TERM          VALUE
                                         ------------   ----------------   -----------   -------------
                                                                             (YEARS)     (IN MILLIONS)
Outstanding at January 1, 2008.........   24,362,746         $38.85            6.18           $555
                                                             ======            ====           ====
  Granted..............................    3,464,075         $59.48
  Exercised............................   (1,372,254)        $32.76
  Cancelled/Expired....................     (142,145)        $44.62
  Forfeited............................     (219,330)        $51.44
                                          ----------
Outstanding at December 31, 2008.......   26,093,092         $41.75            5.73           $ --
                                          ==========         ======            ====           ====
Aggregate number of stock options
  expected to vest at December 31,
  2008.................................   25,503,025         $41.38            5.66           $ --
                                          ==========         ======            ====           ====
Exercisable at December 31, 2008.......   19,405,732         $35.84            4.80           $ --
                                          ==========         ======            ====           ====



     The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model, which are further described below, include: expected volatility of the price of MetLife, Inc.'s common stock; risk-free rate of return; expected dividend yield on MetLife, Inc.'s common stock; exercise multiple; and the post-vesting termination rate.

     Expected volatility is based upon an analysis of historical prices of MetLife, Inc.'s common stock and call options on that common stock traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of its common stock. MetLife, Inc. chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

     The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

     The binomial model used by MetLife, Inc. incorporates the contractual term of the Stock Options and then factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the binomial lattice model used by MetLife, Inc. is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

     The following weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, were used to determine the fair value of Stock Options issued during the:

                                                       YEARS ENDED DECEMBER 31,
                                               ---------------------------------------
                                                   2008          2007          2006
                                               -----------   -----------   -----------
Dividend yield...............................     1.21%         0.94%         1.04%
Risk-free rate of return.....................  1.91%-7.21%   4.30%-5.32%   4.17%-4.96%
Expected volatility..........................     24.85%        19.54%        22.00%
Exercise multiple............................      1.73          1.66          1.52
Post-vesting termination rate................     3.05%         3.66%         4.09%
Contractual term (years).....................       10            10            10
Expected life (years)........................       6             6             6
Weighted average exercise price of stock
  options granted............................     $59.47        $62.86        $50.21
Weighted average fair value of stock options
  granted....................................     $17.51        $17.76        $13.84


     Compensation expense related to Stock Option awards expected to vest and granted prior to January 1, 2006 is recognized ratably over the requisite service period, which equals the vesting term. Compensation expense related to Stock Option awards expected to vest and granted on or after January 1, 2006 is recognized ratably over the requisite service period or the period to retirement eligibility, if shorter. Compensation expense of $44 million, $49 million and $51 million related to Stock Options was allocated to the Company for the years ended December 31, 2008, 2007 and 2006, respectively.

     At December 31, 2008, MetLife, Inc. had $43 million of total unrecognized compensation costs related to Stock Options. It is expected that these costs will be recognized over a weighted average period of 1.81 years. The Company's allocated portion of Stock Option expense was 88%.

     MetLife, Inc. allocated to its subsidiaries the tax benefit associated with the deduction allowed for Stock Option exercises. The Company's consolidated results of operations include $12 million, $41 million, and $22 million of such tax benefits for the years ended December 31, 2008, 2007, and 2006, respectively.

  Performance Shares

     Beginning in 2005, MetLife, Inc. awarded certain members of management Performance Shares under (and as defined in) the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to 2.0. The factor applied is based on measurements of MetLife, Inc.'s performance with respect to: (i) the change in annual net operating earnings per share, as defined; and (ii) the proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the S&P Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of MetLife, Inc.'s common stock.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following is a summary of Performance Share activity for the year ended December 31, 2008:

                                                                     WEIGHTED AVERAGE
                                                                        GRANT DATE
                                                PERFORMANCE SHARES      FAIR VALUE
                                                ------------------   ----------------
Outstanding at January 1, 2008................       2,690,125            $48.39
Granted.......................................         954,075            $57.17
Forfeited.....................................         (89,125)           $57.43
Paid..........................................        (968,425)           $36.87
                                                     ---------
Outstanding at December 31, 2008..............       2,586,650            $55.63
                                                     =========
Performance Shares expected to vest at
  December 31, 2008...........................       2,535,784            $55.56
                                                     =========



     Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the final performance factor to be determined at the end of the respective performance period. At December 31, 2008, the three year performance period for the 2006 Performance Share grants was completed. Included in the immediately preceding table are 812,975 outstanding Performance Shares to which the final performance factor will be applied. The calculation of the performance factor is expected to be finalized during the second quarter of 2009 after all data necessary to perform the calculation is publicly available.

     Performance Share awards are accounted for as equity awards but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc.'s common stock during the performance period. Accordingly, the estimated fair value of Performance Shares is based upon the closing price of MetLife, Inc.'s common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

     Compensation expense related to initial Performance Shares granted prior to January 1, 2006 and expected to vest is recognized ratably during the performance period. Compensation expense related to initial Performance Shares granted on or after January 1, 2006 and expected to vest is recognized ratably over the performance period or the period to retirement eligibility, if shorter. Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period. Compensation expense of $64 million, $79 million and $67 million, related to Performance Shares was allocated to the Company for the years ended December 31, 2008, 2007 and 2006, respectively.

     At December 31, 2008, MetLife, Inc. had $57 million of total unrecognized compensation costs related to Performance Share awards. It is expected that these costs will be recognized over a weighted average period of 1.65 years. The Company's allocated portion of Performance Share expense was 90%.

  Long-Term Performance Compensation Plan

     Prior to January 1, 2005, MetLife, Inc. granted stock-based compensation to certain members of management under the LTPCP. Each participant was assigned a target compensation amount (an "Opportunity Award") at the inception of the performance period with the final compensation amount determined based on the total shareholder return on MetLife, Inc.'s common stock over the three-year performance period, subject to limited further adjustment approved by MetLife, Inc.'s Board of Directors. Payments on the Opportunity Awards were normally payable in their entirety (subject to certain contingencies) at the end of the three-year performance period, and were paid in whole or in part with shares of MetLife, Inc.'s common stock, as approved by MetLife, Inc.'s Board of Directors. There were no new grants under the LTPCP during the years ended December 31, 2008, 2007 and 2006.

     A portion of each Opportunity Award under the LTPCP was settled in shares of MetLife, Inc.'s common stock while the remainder was settled in cash. The portion of the Opportunity Award settled in shares of MetLife, Inc.'s

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


common stock was accounted for as an equity award with the fair value of the award determined based upon the closing price of its common stock on the date of grant. The compensation expense associated with the equity award, based upon the grant date fair value, was recognized into expense ratably over the respective three-year performance period. The portion of the Opportunity Award settled in cash was accounted for as a liability and was remeasured using the closing price of MetLife, Inc.'s common stock on the final day of each subsequent reporting period during the three-year performance period.

     The final LTPCP performance period concluded during the six months ended June 30, 2007. Final Opportunity Awards in the amount of 618,375 shares of MetLife, Inc.'s common stock and $16 million in cash were paid on April 18, 2007. No significant compensation expense related to LTPCP was recognized during the year ended December 31, 2008 and 2007. Compensation expense of $12 million related to LTPCP Opportunity Awards was allocated to the Company for the year ended December 31, 2006.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life Insurance Company and each of its U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance (the "Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer, was ($338) million, $2.1 billion and $1.0 billion for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Department, was $11.6 billion and $13.0 billion at December 31, 2008 and 2007, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a cash dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the year ended December 31, 2008, Metropolitan Life Insurance Company distributed shares of RGA stock to MetLife, Inc. as an in-kind extraordinary dividend of $1,318 million. During the year ended December 31, 2007, Metropolitan Life Insurance Company paid to MetLife, Inc. $500 million in ordinary dividends. The maximum amount of dividends which Metropolitan Life Insurance Company may pay to MetLife, Inc. in 2009 without prior regulatory approval is $552 million.

     Stockholder dividends or other distributions proposed to be paid by New England Life Insurance Company ("NELICO") to its parent, Metropolitan Life Insurance Company, must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the end of the immediately preceding calendar year or (ii) NELICO's statutory net gains from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. During the year ended December 31, 2008, NELICO paid a common stockholder dividend of $94 million. During the year ended December 31, 2007, NELICO did not pay any common stockholder dividends. The maximum amount of the dividend which NELICO may pay to Metropolitan Life Insurance Company in 2009 without prior regulatory approval is $19 million.

     For the years ended December 31, 2008, 2007 and 2006, Metropolitan Life Insurance Company received dividends from subsidiaries of $48 million, $60 million and $34 million, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                     YEARS ENDED DECEMBER 31,
                                                ---------------------------------
                                                   2008        2007        2006
                                                ---------   ---------   ---------
                                                          (IN MILLIONS)
Holding gains (losses) on investments arising
  during the year.............................   $(18,165)    $(499)      $(926)
Income tax effect of holding gains (losses)...      6,273        221        324
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current year income...................      1,214      (173)        403
  Amortization of premiums and accretion of
     discounts associated with investments....       (504)     (493)       (443)
Income tax effect.............................       (245)       293         14
Allocation of holding losses on investments
  relating to other policyholder amounts......      3,592        532        792
Income tax effect of allocation of holding
  losses to other policyholder amounts........     (1,231)     (235)       (277)
Unrealized investment loss on dividend of
  interests in subsidiary.....................         69         --         --
Deferred income tax on unrealized investment
  loss on dividend of interests in
  subsidiary..................................        (46)        --         --
                                                 --------   ---------   ---------
Net unrealized investment gains (losses), net
  of income tax...............................     (9,043)     (354)       (113)
Foreign currency translation adjustment.......       (140)       139          7
Minimum pension liability adjustment, net of
  income tax..................................         --         --        (18)
Defined benefit plan adjustment, net of income
  tax.........................................     (1,153)       524         --
                                                 --------   ---------   ---------
Other comprehensive income (loss).............   $(10,336)    $  309      $(124)
                                                 ========   =========   =========


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $2,616   $2,693   $2,661
Commissions.........................................     914      827      790
Interest and debt issue costs.......................     226      289      244
Interest costs related to funds withheld on ceded
  reinsurance.......................................     911       --       --
Amortization of DAC and VOBA........................   1,081      643      583
Capitalization of DAC...............................    (901)    (886)    (936)
Rent, net of sublease income........................     363      282      259
Minority interest...................................       4       85       14
Insurance tax.......................................     289      297      305
Other...............................................   1,079      897    1,176
                                                      ------   ------   ------
  Total other expenses..............................  $6,582   $5,127   $5,096
                                                      ======   ======   ======



  Amortization and Capitalization of DAC and VOBA

     See Note 5 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization. See also Note 9 for a description of the DAC amortization impact associated with the closed block.

  Interest and Debt Issue Costs

     See Notes 10 and 11 for attribution of interest expense by debt issuance.

  Lease Impairments

     See Note 13 for description of lease impairments included within other expenses.

  Affiliated Expenses

     See Notes 8 and 20 for description of affiliated expenses included within other expenses.

  Restructuring Charges

     MetLife Inc. has initiated an enterprise-wide cost reduction and revenue enhancement initiative. This initiative is focused on reducing complexity, leveraging scale, increasing productivity, and improving the effectiveness of MetLife Inc.'s and its subsidiaries' operations, as well as providing a foundation for future growth. During the third quarter of 2008, overall severance related restructuring charge of $58 million associated with the termination of certain employees was allocated to the Company in connection with this enterprise-wide initiative. During the fourth quarter of 2008, further severance related restructuring costs of $9 million offset by a $6 million reduction to its third quarter restructuring charge attributable to lower than anticipated costs for variable incentive compensation and for employees whose severance status changed was allocated to the Company. Total restructuring charges incurred in connection with this enterprise-wide initiative during the year ended December 31, 2008 were $61 million and were reflected within Corporate & Other. Estimated restructuring costs may change as management

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


continues to execute its restructuring plans. Restructuring charges associated with this enterprise-wide initiative were as follows:

                                                                YEAR ENDED
                                                            DECEMBER 31, 2008
                                                            -----------------
                                                              (IN MILLIONS)
Balance as of beginning of the period.....................         $--
     Severance charges....................................          67
     Change in severance charge estimates.................          (6)
                                                                   ---
Balance as of end of the period...........................         $61
                                                                   ===
Total restructuring charges incurred......................         $61
                                                                   ===



     Management anticipates further restructuring charges including severance, lease and asset impairments will be incurred during the years ended December 31, 2009 and 2010. However, such restructuring plans are not sufficiently developed to enable MetLife Inc. to make an estimate of such restructuring charges at December 31, 2008.

17.  BUSINESS SEGMENT INFORMATION

     The Company is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States. Subsequent to the disposition of RGA and the elimination of the Reinsurance segment as described in Notes 2 and 18, the Company's business is divided into two operating segments: Institutional and Individual, as well as Corporate & Other. These segments are managed separately because they provide different products and services, require different strategies and have different technology requirements.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up and run-off entities, as well as interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues and certain reinsurance agreements with affiliates. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. The operations of RGA are also reported in Corporate & Other as discontinued operations. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See Note 18 for disclosures regarding discontinued operations, including real estate.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2008, 2007 and 2006. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model that allows the Company to effectively manage its capital.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, adjustments related to net investment gains (losses), net of income tax, the impact from the cumulative effect of changes in accounting, net of income tax and discontinued operations, other than discontinued real estate, net of income tax. The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

                                                                             CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2008              INSTITUTIONAL  INDIVIDUAL     OTHER       TOTAL
------------------------------------              -------------  ----------  -----------  --------
                                                                    (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums........................................     $ 14,351     $  4,083     $    10    $ 18,444
Universal life and investment-type product
  policy fees...................................          844        1,441          --       2,285
Net investment income...........................        6,189        5,047        (114)     11,122
Other revenues..................................          764          152         966       1,882
Net investment gains (losses)...................          643          634       2,195       3,472
                                                     --------     --------     -------    --------
     Total revenues.............................       22,791       11,357       3,057      37,205
                                                     --------     --------     -------    --------
EXPENSES
Policyholder benefits and claims................       15,537        5,147          15      20,699
Interest credited to policyholder account
  balances......................................        2,136        1,038           7       3,181
Policyholder dividends..........................           --        1,709           7       1,716
Other expenses..................................        2,306        2,737       1,539       6,582
                                                     --------     --------     -------    --------
  Total expenses................................       19,979       10,631       1,568      32,178
                                                     --------     --------     -------    --------
Income from continuing operations before
  provision for income tax......................        2,812          726       1,489       5,027
Provision for income tax........................          968          233         450       1,651
                                                     --------     --------     -------    --------
Income from continuing operations...............        1,844          493       1,039       3,376
Income (loss) from discontinued operations, net
  of income tax.................................            3            4        (296)       (289)
                                                     --------     --------     -------    --------
Net income......................................     $  1,847     $    497     $   743    $  3,087
                                                     ========     ========     =======    ========
BALANCE SHEET:
Total assets....................................     $166,594     $132,527     $35,098    $334,219
DAC and VOBA....................................     $  1,005     $  9,861     $     5    $ 10,871
Separate account assets.........................     $ 45,514     $ 26,745     $    --    $ 72,259
Policyholder liabilities........................     $109,199     $ 88,050     $   748    $197,997
Separate account liabilities....................     $ 45,514     $ 26,745     $    --    $ 72,259

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                           CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2007          INSTITUTIONAL   INDIVIDUAL      OTHER        TOTAL
------------------------------------          -------------   ----------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................     $ 12,358      $  4,073      $     4     $ 16,435
Universal life and investment-type product
  policy fees...............................          763         1,483           --        2,246
Net investment income.......................        6,664         5,552          366       12,582
Other revenues..............................          712           152           70          934
Net investment gains (losses)...............         (269)          (81)          63         (287)
                                                 --------      --------      -------     --------
     Total revenues.........................       20,228        11,179          503       31,910
                                                 --------      --------      -------     --------
EXPENSES
Policyholder benefits and claims............       13,332         4,924           19       18,275
Interest credited to policyholder account
  balances..................................        2,451         1,064           --        3,515
Policyholder dividends......................           --         1,685            2        1,687
Other expenses..............................        2,391         2,290          446        5,127
                                                 --------      --------      -------     --------
  Total expenses............................       18,174         9,963          467       28,604
                                                 --------      --------      -------     --------
Income from continuing operations before
  provision (benefit) for income tax........        2,054         1,216           36        3,306
Provision (benefit) for income tax..........          699           431          (76)       1,054
                                                 --------      --------      -------     --------
Income from continuing operations...........        1,355           785          112        2,252
Income from discontinued operations, net of
  income tax................................           10            --          170          180
                                                 --------      --------      -------     --------
Net income..................................     $  1,365      $    785      $   282     $  2,432
                                                 ========      ========      =======     ========
BALANCE SHEET:
Total assets................................     $170,540      $167,257      $36,580     $374,377
DAC and VOBA................................     $    907      $  7,715      $     6     $  8,628
Separate account assets.....................     $ 49,577      $ 40,143      $   (17)    $ 89,703
Policyholder liabilities....................     $ 95,499      $ 86,065      $   506     $182,070
Separate account liabilities................     $ 49,577      $ 40,143      $   (17)    $ 89,703

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                            CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006           INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------------------           -------------   ----------   -----------   -------
                                                                  (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums.....................................     $11,801        $ 4,129       $   6      $15,936
Universal life and investment-type product
  policy fees................................         750          1,433          --        2,183
Net investment income........................       5,810          5,480         228       11,518
Other revenues...............................         677            114          42          833
Net investment gains (losses)................        (348)          (394)        (92)        (834)
                                                  -------        -------    -----------   -------
     Total revenues..........................      18,690         10,762         184       29,636
                                                  -------        -------    -----------   -------
EXPENSES
Policyholder benefits and claims.............      12,918          4,712          17       17,647
Interest credited to policyholder account
  balances...................................       1,944          1,049          --        2,993
Policyholder dividends.......................          --          1,669           2        1,671
Other expenses...............................       2,483          2,213         400        5,096
                                                  -------        -------    -----------   -------
  Total expenses.............................      17,345          9,643         419       27,407
                                                  -------        -------    -----------   -------
Income (loss) from continuing operations
  before provision (benefit) for income tax..       1,345          1,119        (235)       2,229
Provision (benefit) for income tax...........         443            400        (286)         557
                                                  -------        -------    -----------   -------
Income from continuing operations............         902            719          51        1,672
Income from discontinued operations, net of
  income tax.................................          45             19         190          254
                                                  -------        -------    -----------   -------
Net income...................................     $   947        $   738       $ 241      $ 1,926
                                                  =======        =======    ===========   =======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2008, 2007 and 2006. Substantially all of the Company's revenues originated in the United States.

18.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following information presents the components of income from discontinued real estate operations:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2008      2007      2006
                                                         ----      ----      ----
                                                               (IN MILLIONS)
Investment income......................................   $ 6       $16      $ 35
Investment expense.....................................    (3)       (6)      (16)
Net investment gains (losses)..........................     8         7        91
                                                          ---       ---      ----
  Total revenues.......................................    11        17       110
Provision for income tax...............................     4         8        38
                                                          ---       ---      ----
Income from discontinued operations, net of income
  tax..................................................   $ 7       $ 9      $ 72
                                                          ===       ===      ====



     The carrying value of real estate related to discontinued operations was $1 million and $39 million at December 31, 2008 and 2007, respectively.

     The following table presents the discontinued real estate operations by segment:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Net investment income
  Institutional.......................................   $ 4       $ 8       $15
  Individual..........................................    (1)       --         4
  Corporate & Other...................................    --         2        --
                                                         ---       ---       ---
     Total net investment income......................   $ 3       $10       $19
                                                         ===       ===       ===
Net investment gains (losses)
  Institutional.......................................   $ 2       $ 7       $58
  Individual..........................................     6        --        23
  Corporate & Other...................................    --        --        10
                                                         ---       ---       ---
     Total net investment gains (losses)..............   $ 8       $ 7       $91
                                                         ===       ===       ===



  OPERATIONS

     As more fully described in Note 2, on September 12, 2008, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, RGA. In connection with this transaction, GALIC dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA. As a result of the dividend of interests in RGA, the Reinsurance segment was eliminated. (See also Note 17). RGA's assets and liabilities were reclassified to assets and liabilities of subsidiaries held-for-sale and its operating results were reclassified to discontinued operations for all periods presented. Interest on economic capital associated with the Reinsurance segment has been reclassified to the continuing operations of Corporate & Other.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the amounts related to the operations and financial position of RGA that have been reflected as discontinued operations in the consolidated statements of income:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Premiums............................................  $3,535   $4,910   $4,348
Net investment income...............................     597      908      781
Other revenues......................................      69       77       66
Net investment gains (losses).......................    (249)    (177)       7
                                                      ------   ------   ------
  Total revenues....................................   3,952    5,718    5,202
                                                      ------   ------   ------
Policyholder benefits and claims....................   2,989    3,989    3,490
Interest credited to policyholder account balances..     108      262      254
Other expenses......................................     699    1,226    1,227
                                                      ------   ------   ------
  Total expenses....................................   3,796    5,477    4,971
                                                      ------   ------   ------
Income before provision for income tax..............     156      241      231
Provision for income tax............................      53       84       81
                                                      ------   ------   ------
Income from discontinued operations, net of income
  tax...............................................     103      157      150
Loss in connection with the dividend of interests in
  subsidiary, net of income tax.....................    (398)      --       --
                                                      ------   ------   ------
Income (loss) from discontinued operations, net of
  income tax........................................  $ (295)  $  157   $  150
                                                      ======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2007
                                                            -----------------
                                                              (IN MILLIONS)
Fixed maturity securities.................................       $ 9,398
Equity securities.........................................           137
Mortgage and consumer loans...............................           832
Policy loans..............................................         1,059
Short-term investments....................................            75
Other invested assets.....................................         4,897
                                                                 -------
  Total investments.......................................        16,398
Cash and cash equivalents.................................           404
Accrued investment income.................................            78
Premiums and other receivables............................         1,440
Deferred policy acquisition costs and VOBA................         3,513
Goodwill..................................................            96
Other assets..............................................            91
Separate account assets...................................            17
                                                                 -------
  Total assets held-for-sale..............................       $22,037
                                                                 =======
Future policy benefits....................................       $ 6,159
Policyholder account balances.............................         6,657
Other policyholder funds..................................         2,297
Long-term debt............................................           528
Collateral financing arrangements.........................           850
Junior subordinated debt securities.......................           399
Shares subject to mandatory redemption....................           159
Current income tax payable................................            33
Deferred income tax liability.............................           941
Other liabilities.........................................         1,918
Separate account liabilities..............................            17
                                                                 -------
  Total liabilities held-for-sale.........................       $19,958
                                                                 =======



     The operations of RGA include direct policies and reinsurance agreements with Metropolitan Life Insurance Company and some of its subsidiaries. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these transactions, including ceded amounts that reduced premiums and fees by $117 million, $185 million and $183 million and ceded amounts that reduced policyholder benefits and claims by $90 million, $185 million and $147 million for the years ended December 31, 2008, 2007 and 2006, respectively, that have not been eliminated as these transactions are expected to continue after the RGA disposition. Related amounts included in the Company's consolidated balance sheets include assets totaling $739 million, and liabilities totaling $463 million at December 31, 2007.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. The Company reported the operations of SSRM in discontinued operations. Under the terms of the sale agreement, the Company had an opportunity to receive additional payments based on, among other things, certain revenue retention and growth measures. The purchase price was also subject to reduction over five years, depending on retention of certain Company-related business. In the second quarter of 2008, the Company paid $3 million, net of income tax, of which $2 million was accrued in the fourth quarter of 2007, related to the termination of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. Upon finalization of the computation, the Company received a payment of $30 million, net of income tax, in the second quarter of 2006 due to the retention of these specific customer accounts. In the first quarter of 2007, the Company received a payment of $16 million, net of income tax, as a result of the revenue retention and growth measure provision in the sales agreement. In the fourth quarter of 2006, the Company eliminated $4 million of a liability that was previously recorded with respect to the indemnities provided in connection with the sale of SSRM, resulting in a benefit to the Company of $2 million, net of income tax. The Company believes that future payments relating to these indemnities are not probable.

     The following table presents the amounts related to operations of SSRM that have been reflected as discontinued operations in the consolidated statements of income:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2008      2007      2006
                                                          ----      ----      ----
                                                                (IN MILLIONS)
Revenues.............................................      $--       $--       $--
Expenses.............................................       --        --        --
                                                           ---       ---       ---
Income from discontinued operations before provision
  for income tax.....................................       --        --        --
Provision for income tax.............................       --        --        --
Net investment gain (loss), net of income tax........       (1)       14        32
                                                           ---       ---       ---
Income from discontinued operations, net of income
  tax................................................      $(1)      $14       $32
                                                           ===       ===       ===



19.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                  NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                  AMOUNT      VALUE    FAIR VALUE
-----------------                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $152,266    $152,266
  Equity securities.............................             $  4,167    $  4,167
  Trading securities............................             $    457    $    457
  Mortgage and consumer loans...................             $ 39,180    $ 39,720
  Policy loans..................................             $  7,677    $  7,677
  Short-term investments........................             $    603    $    603
  Cash and cash equivalents.....................             $  1,927    $  1,927
  Accrued investment income.....................             $  2,451    $  2,451
  Assets of subsidiaries held-for-sale..........             $ 11,983    $ 11,992
Liabilities:
  Policyholder account balances.................             $ 70,586    $ 70,913
  Short-term debt...............................             $    357    $    357
  Long-term debt................................             $  2,687    $  2,763
  Payables for collateral under securities
     loaned and other transactions..............             $ 28,952    $ 28,952
  Liabilities of subsidiaries held-for-sale.....             $  6,915    $  6,044
Commitments: (1)
  Mortgage loan commitments.....................   $3,272    $     --    $    (32)
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $  667    $     --    $    (25)


--------

   (1) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage and Consumer Loans, Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans, and Private Corporate Bond Investments -- Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, bridge loans, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Short-term and Long-term Debt -- The estimated fair values of short-term and long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Assets and Liabilities of Subsidiaries Held-For-Sale -- The carrying values of assets and liabilities of subsidiaries held-for-sale reflect those assets and liabilities which were previously determined to be financial instruments and which were reflected in other financial statement captions in the table above in previous periods but have been reclassified to this caption to reflect the discontinued nature of the operations. The estimated fair value of the assets and liabilities of subsidiaries held-for-sale have been determined on a basis consistent with similar instruments as described herein.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                  NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                  AMOUNT      VALUE    FAIR VALUE
-----------------                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $122,229    $122,229
  Equity securities.............................             $  2,298    $  2,298
  Trading securities............................             $    277    $    277
  Mortgage and consumer loans, net..............             $ 42,105    $ 41,110
  Policy loans..................................             $  7,881    $  9,675
  Real estate joint ventures (1)................             $     67    $     75
  Other limited partnership interests (1).......             $  1,697    $  2,008
  Short-term investments........................             $  7,598    $  7,598
  Other invested assets: (1)
     Derivative assets..........................   $71,514   $  6,646    $  6,646
     Other......................................             $    875    $    691
  Cash and cash equivalents.....................             $ 10,279    $ 10,279
  Accrued investment income.....................             $  2,079    $  2,079
  Premiums and other receivables (1)............             $ 17,856    $ 18,088
  Separate account assets.......................             $ 72,259    $ 72,259
  Net embedded derivatives within asset host
     contracts (2)..............................             $    797    $    797
Liabilities:
  Policyholder account balances (1).............             $ 70,799    $ 66,232
  Short-term debt...............................             $    414    $    414
  Long-term debt (1)............................             $  2,684    $  1,995
  Payables for collateral under securities
     loaned and other transactions..............             $ 18,649    $ 18,649
  Other liabilities: (1)
     Derivative liabilities.....................   $35,219   $  2,521    $  2,521
     Trading liabilities........................             $     57    $     57
     Other......................................             $ 16,163    $ 16,163
  Separate account liabilities (1)..............             $ 26,214    $ 26,214
  Net embedded derivatives within liability host
     contracts (2)..............................             $   (988)   $   (988)
Commitments: (3)
  Mortgage loan commitments.....................   $ 2,191   $     --    $   (114)
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $   611   $     --    $      4


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also include embedded derivatives of ($72) million.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage and Consumer Loans -- The Company originates mortgage and consumer loans principally for investment purposes. These loans are primarily carried at amortized cost within the consolidated financial statements. The fair value for mortgage and consumer loans is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk. Certain mortgage and consumer loans have been impaired to their estimated fair value which is determined using independent broker quotations or, when the loan is in foreclosure or otherwise determined to be collateral dependent, the fair value of the underlying collateral estimated using internal models.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheet represents investments in real estate or real estate joint ventures and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of freestanding derivatives with positive estimated fair values, leveraged leases, investments in tax credit partnerships, joint venture investments, loans to affiliates and funds withheld at interest. Leveraged leases, investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     For funds withheld at interest, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

     The estimated fair value of loans to affiliates is determined by discounting expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

     Cash and Cash Equivalents -- Due to the short term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over very short periods such that the estimated fair values approximate their carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Other Assets -- Other assets in the consolidated balance sheet is principally comprised of prepaid expenses, amounts held under corporate owned life insurance, fixed assets, capitalized software, deferred sales inducements, VODA and VOCRA, all of which are not considered financial instruments subject to disclosure.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported net assets values provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include guaranteed interest contracts, certain funding arrangements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that take into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

     Short-term and Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of the Company or other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     The carrying value of long-term debt presented in the table above differs from the amounts presented in the consolidated balance sheet as it does not include capital leases which are not required to be disclosed at estimated fair value.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of funds withheld at interest related to certain ceded reinsurance; embedded derivatives within these funds withheld at interest related to certain ceded reinsurance; freestanding derivatives with negative estimated fair values; securities trading liabilities; tax and litigation contingency liabilities; obligations for employee-related benefits; interest due on the Company's debt obligations and on cash collateral held in relation to securities lending; interest and dividends payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     The fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of securities trading liabilities; interest and dividends payable; amounts due for securities purchased but not yet settled; and amounts payable under certain ceded reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance; funding arrangements related to institutional group life contracts; and certain contracts that provide for benefit funding under institutional retirement & savings products.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity riders, certain affiliated ceded reinsurance contracts related to such variable annuity riders, certain guaranteed interest contracts with equity or bond indexed crediting rates and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain guaranteed interest contracts is determined using market standard swap valuation models and observable market inputs, including an adjustment for the Company's own credit that takes into consideration publicly available information relating to the Company's debt as well as its claims paying ability. The estimated fair value of these embedded derivatives are included, along with their guaranteed interest contract host, within policyholder account balances with changes in estimated fair value recorded in net investment gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded derivatives within funds withheld at interest liabilities related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the consolidated financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans, and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities, bridge loans and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis, are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                    DECEMBER 31, 2008
                                           ------------------------------------------------------------------
                                              FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                           -----------------------------------------------------
                                            QUOTED PRICES IN
                                           ACTIVE MARKETS FOR                        SIGNIFICANT
                                            IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                             AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                                (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                           ------------------   -----------------   ------------   ----------
                                                                      (IN MILLIONS)
ASSETS
  Fixed maturity securities:
  U.S. corporate securities..............        $    --             $ 38,663          $ 5,089      $ 43,752
  Residential mortgage-backed
     securities..........................             --               22,680              373        23,053
  Foreign corporate securities...........             --               16,857            3,367        20,224
  U.S. Treasury/agency securities........          7,427                8,461               48        15,936
  Commercial mortgage-backed securities..             --                8,939              138         9,077
  Asset-backed securities................             --                4,824            1,487         6,311
  Foreign government securities..........             --                2,573              202         2,775
  State and political subdivision
     securities..........................             --                1,025               76         1,101
                                                 -------             --------          -------      --------
     Total fixed maturity securities.....          7,427              104,022           10,780       122,229
                                                 -------             --------          -------      --------
Equity securities:
  Common stock...........................            238                  994               59         1,291
  Non-redeemable preferred stock.........             --                   89              918         1,007
                                                 -------             --------          -------      --------
     Total equity securities.............            238                1,083              977         2,298
                                                 -------             --------          -------      --------
  Trading securities.....................             --                  161              116           277
  Short-term investments (1).............          6,812                  695               75         7,582
  Derivative assets (2)..................              2                6,505              139         6,646
  Net embedded derivatives within asset
     host contracts (3)..................             --                   --              797           797
  Separate account assets (4)............         39,767               31,006            1,486        72,259
                                                 -------             --------          -------      --------
     Total assets........................        $54,246             $143,472          $14,370      $212,088
                                                 =======             ========          =======      ========
LIABILITIES
  Derivative liabilities (2).............        $    58             $  2,305          $   158      $  2,521
  Net embedded derivatives within
     liability host contracts (3)........             --                  (83)            (905)         (988)
  Trading liabilities (5)................             57                   --               --            57
                                                 -------             --------          -------      --------
     Total liabilities...................        $   115             $  2,222          $  (747)     $  1,590
                                                 =======             ========          =======      ========



--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheet because certain short-term investments are not measured at estimated fair value (e.g., time deposits, money market funds, etc.).

   (2) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the rollforward in the following tables.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($72) million.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

   (5) Trading liabilities are presented within other liabilities.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities, exchange-traded common stock and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded equity and interest rate futures. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, foreign government securities and state and political subdivision securities. Equity securities classified as Level 2 securities consist principally of non-redeemable preferred stock and certain equity securities where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account. Hedge funds owned by separate accounts are also included within this level. Embedded derivatives classified within this level include embedded equity derivatives contained in certain guaranteed interest contracts.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including:
             U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; commercial mortgage-backed securities; asset backed securities -- including all of those supported by sub-prime mortgage loans; foreign government; U.S. Treasury and agency; and state and political subdivision securities. Equity securities classified as Level 3 securities consist principally of common stock of privately held companies and non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives this category includes: financial forwards including swap spread locks with maturities which extend beyond

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


             observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; foreign currency swaps which are cancelable and priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations as well as credit default swaps with maturities which extend beyond the observable portion of the credit curves and credit default swaps priced through independent broker quotes; equity options with unobservable volatility inputs; and interest rate floors referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans, and other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders as well as those on the cession of the risks associated with those riders to affiliates; as well as embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          ---------------------------------------------------------------------------------------------------------
                                                                TOTAL REALIZED/UNREALIZED
                                                               GAINS (LOSSES) INCLUDED IN:
                                                              -----------------------------    PURCHASES,
                            BALANCE,     IMPACT OF   BALANCE,                     OTHER          SALES,       TRANSFER IN  BALANCE,
                          DECEMBER 31,   SFAS 157   BEGINNING                 COMPREHENSIVE  ISSUANCES AND    AND/OR OUT    END OF
                              2007     ADOPTION (1) OF PERIOD EARNINGS (2, 3) INCOME (LOSS) SETTLEMENTS (4) OF LEVEL 3 (5)  PERIOD
                          ------------ ------------ --------- --------------- ------------- --------------- -------------- --------
                                                                        (IN MILLIONS)
Fixed maturity
  securities.............    $15,066        $--      $15,066       $ (674)       $(3,763)        $(530)          $681       $10,780
Equity securities........      1,527         --        1,527         (128)          (346)          (54)           (22)          977
Trading securities.......        174         --          174          (26)            --           (32)            --           116
Short-term investments...        149         --          149           (2)            --           (72)            --            75
Net derivatives (6)......        134         (1)         133          (60)            --           (92)            --           (19)
Separate account assets
  (7)....................      1,170         --        1,170          (86)            --           (22)           424         1,486
Net embedded derivatives
  (8)....................         25         30           55        1,631             --            16             --         1,702


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $29 million increase to net assets. Such amount was also impacted by a decrease to DAC of $9 million. The impact of adoption of SFAS 157 on RGA -- not reflected in the table above as a result of the reflection of RGA in discontinued operations -- was a net increase of $2 million (i.e., a decrease in Level 3 net embedded derivative liabilities of $17 million offset by a DAC decrease of $15 million) for a total impact of $22 million on Level 3 assets and liabilities. This impact of $22 million along with a $9 million reduction in the estimated fair value of Level 2 freestanding derivatives, results in a total net impact of adoption of SFAS 157 of $13 million as described in Note 1.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/losses. Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/losses. Lapses associated with embedded derivatives are included with the earnings caption of total gains/losses.

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (9) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in fair value recorded in earnings for Level 3 assets and liabilities:

                                                        TOTAL GAINS AND LOSSES
                                                 ------------------------------------
                                                           CLASSIFICATION OF
                                                  REALIZED/UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN EARNINGS
                                                 ------------------------------------
                                                     NET            NET
                                                 INVESTMENT     INVESTMENT
                                                   INCOME     GAINS (LOSSES)    TOTAL
                                                 ----------   --------------   ------
                                                             (IN MILLIONS)
Fixed maturity securities......................     $  9          $ (683)      $ (674)
Equity securities..............................       --            (128)        (128)
Trading securities.............................      (26)             --          (26)
Short-term investments.........................        1              (3)          (2)
Net derivatives................................       --             (60)         (60)
Net embedded derivatives.......................       --           1,631        1,631


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                                  RELATING TO ASSETS AND LIABILITIES
                                                       HELD AT DECEMBER 31, 2008
                                                 ------------------------------------
                                                     NET            NET
                                                 INVESTMENT     INVESTMENT
                                                   INCOME     GAINS (LOSSES)    TOTAL
                                                 ----------   --------------   ------
                                                             (IN MILLIONS)
Fixed maturity securities......................     $  5          $ (466)      $ (461)
Equity securities..............................       --            (114)        (114)
Trading securities.............................      (18)             --          (18)
Net derivatives................................       --             (93)         (93)
Net embedded derivatives.......................       --           1,632        1,632


  NON-RECURRING FAIR VALUE MEASUREMENTS

     At December 31, 2008, the Company held $204 million in mortgage loans which are carried at estimated fair value based on independent broker quotations or, if the loans were in foreclosure or are otherwise determined to be collateral dependent, on the value of the underlying collateral of which $188 million was related to impaired mortgage loans held-for-investment and $16 million to certain mortgage loans held-for-sale. These impaired

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


mortgage loans were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such impaired mortgage loans are net impairments of $56 million for the year ended December 31, 2008.

     At December 31, 2008, the Company held $131 million in cost basis other limited partnership interests which were impaired during the year ended December 31, 2008 based on the underlying limited partnership financial statements. These other limited partnership interests were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such other limited partnerships are impairments of $99 million for the year ended December 31, 2008.

20.  RELATED PARTY TRANSACTIONS

     The Company entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife Inc., under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $2.2 billion, $2.0 billion and $1.9 billion, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include distribution services and administrative functions. Expenses incurred by the Company related to these agreements were $667 million, $574 million and $34 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into agreements with affiliates to provide additional services necessary to conduct their activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements were $815 million, $791 million and $657 million for the years ended December 31, 2008, 2007 and 2006, respectively, and were reimbursed to the Company by these affiliates. Revenues received from affiliates related to these agreements and recorded in other revenues was $17 million for both years ended December 31, 2008 and 2007. There was no revenue received from affiliates related to these agreements for the year ended December 31, 2006. Revenues received from affiliates related to these agreements and recorded in universal life and investment-type product policy fees was $16 million, $16 million and $17 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net payables to affiliates of $229 million and $116 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note
8. See Notes 3, 7 and 10 for discussion of additional related party transactions.

                                     PART II

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (A) FINANCIAL STATEMENTS

       The following financial statements are included in Part B of this Post-
          Effective Amendment on Form N-4:

       Metropolitan Life Separate Account E
          Independent Registered Public Accounting Firm's Report

       Financial Statements for the Years Ended December 31, 2008 and 2007
               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements

       Metropolitan Life Insurance Company
          Independent Registered Public Accounting Firm's Report

       Financial Statements for the Years Ended December 31, 2008, 2007 and 2006
               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

  (B) EXHIBITS

 (1)                  --  Resolution of the Board of Directors of Metropolitan Life establishing
                          Separate Account E.(2)
 (2)                  --  Not applicable.
 (3)  (a)             --  Not applicable.
      (b)             --  Form of Metropolitan Life Insurance Company Sales Agreement.(14)
      (c)             --  Participation Agreement--Calvert.(5)
      (d)             --  Participation Agreements--Fidelity Distributors Corp.(5)
      (d)(i)          --  Supplemental Agreements--Fidelity(6)
      (e)             --  Participation Agreement--New England Zenith Fund(10)
      (f)             --  Participation Agreement--American Funds Insurance Series(11)
      (g)             --  Participation Agreement--Met Investors Series Trust(12)
      (h)             --  Participation Agreement with Metropolitan Series Fund, Inc.(19)
 (3)  (i)             --  MLI Distribution Company Retail Sales Agreement(16)
 (4)  (a)             --  Amended Form of IRC Section 401 Group Annuity Contract (VestMet).(5)
      (a)(i)          --  Form of IRC Section 401 Group Annuity Contract (Preference Plus) (Version
                          2).(5)
      (a)(ii)         --  Form of IRC Section 401 Group Annuity Contract (Preference Plus)
                          (Allocated and Unallocated).(5)
      (a)(iii)        --  Form IRC Section 401 Individual Annuity Contract (Preference Plus).(5)
      (a)(iv)         --  Form IRC Section 401 Group Annuity Contract (Preference Plus)
                          (Oregon).(2)
      (a)(v)          --  Form IRC Section 401 Group Annuity Contract (Preference Plus)
                          (Allocated).(4)
      (a)(vi)         --  Form IRC Section 401 Group Annuity Contract (Preference Plus) (Allocated)
                          (New York).(4)
      (a)(vii)        --  Form of Certificate under IRC Section 401 Group Annuity Contract
                          (Preference Plus) (New York).(4)
      (b)             --  Amended Form of IRC Section 403(b) Group Annuity Contract (VestMet).(5)
      (b)(i)          --  Amended Form of IRC Section 403(b) Group Annuity Contract (Preference
                          Plus).(5)
      (b)(i)(A)       --  Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom-
                          LIJ).(5)

      (b)(i)(B)       --  Form of IRC Section 403(b) Group Annuity Contract (Enhanced Preference
                          Plus Contract-Montefiore Medical Center, Maimonides Medical Center, The
                          Mount Sinai Hospital).(2)
      (b)(i)(C)       --  Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom
                          Account) (New Jersey-ABP).(4)
      (b)(i)(D)       --  Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom
                          Account) (Texas-ORP).(4)
      (b)(i)(E)       --  Form of IRC Section 403(b) Individual Annuity Contract (Preference Plus)
                          (Oregon).(4)
      (b)(ii)         --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (VestMet).(5)
      (b)(iii)        --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Preference Plus) (Version 2).(5)
      (b)(iii)(A)     --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Preference Plus) (Versions 1 and 2).(5)
      (b)(iii)(B)     --  Amended Form of Certificate under IRC Section 403(b) Group Annuity
                          Contract (Preference Plus) (New York).(5)
      (b)(iii)(C)     --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Financial Freedom Account).(5)
      (b)(iii)(D)     --  Forms of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Preference Plus--Enhanced TSA Preference Plus Contract).(5)
      (b)(iii)(E)     --  Amended Form of Certificate under IRC Section 403(b) Group Annuity
                          Contract (Preference Plus).(5)
      (b)(iii)(F)     --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Chapman).(5)
      (b)(iii)(G)     --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Preference Plus, Enhanced Preference Plus, Financial Freedom)
                          (Oregon).(2)
      (b)(iii)(H)     --  Form of Endorsement under IRC Section 403(b) Group Annuity Contract
                          (Preference Plus).(2)
      (b)(iii)(I)     --  Form of Endorsement under Section 403(b) Group Annuity Contract
                          (Preference Plus, Enhanced Preference Plus, Financial Freedom).(2)
      (b)(iv)         --  Form of Texas Rider for Certificate under IRC Section 403(b) Group
                          Annuity Contract (VestMet).(5)
      (b)(v)          --  Form of Texas Endorsement for Certificate under IRC Section 403(b) Group
                          Annuity Contract (Preference Plus).(5)
      (b)(vi)         --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Financial Freedom Account) (New Jersey-ABP).(4)
      (b)(vii)        --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Enhanced Preference Plus) (Oregon).(4)
      (b)(viii)       --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Financial Freedom) (Texas-ORP).(4)
      (b)(ix)         --  Form of Certificate under IRC Section 403(b) Group Annuity Contract
                          (Financial Freedom Account) (Texas-ORP).(4)
      (b)(x)          --  Forms of Endorsement under IRC Section 403(b) Group Annuity Contract,
                          403(a) Group Annuity Contract and Individual Retirement Annuity
                          Contract.(4,5)
      (b)(xi)         --  Forms of Endorsement under IRC Section 403(b) Group Annuity
                          Contract.(4,5,8)
      (b)(xii)        --  Forms of Endorsement under IRC Section 403(b) for Annuity Contract
                          (VestMet)--Forms R.S.1208 and G.20247-567(7)
      (b)(xiii)       --  Forms of Endorsement under IRC Section 408(b) for Flexible Contribution
                          Individual Retirement Annuity (38PP-90(IRA-1), and (G.4333-15, G.4333
                          (IRA/ENH)--Forms R.S.1228 and G.20247-568(7,8)
      (b)(xiv)        --  Form of Endorsement under IRC Section 403(b) (G.4333-7)--Form
                          G.20247.563.(7)
      (b)(xv)         --  Form of Endorsement under IRC Section 403(b) (G.4333-7, G.4333 (PPA/TSA-
                          5))--
                          Form G.20247-576 (Mutual Benefit Life).(8)
      (c)             --  Form of IRC Section 408 Simplified Employee Pension Contract
                          (VestMet).(5)
      (c)(i)(A)       --  Form of IRC Section 408 Simplified Employee Pension Contract (Preference
                          Plus) (Version 2).(5)

      (c)(i)(B)       --  Amended Form of IRC Section 408 Simplified Employee Pension Contract
                          (Preference Plus).(5)
      (c)(i)(C)       --  Form of IRC Section 408 Simplified Employee Pension Contract (Preference
                          Plus) (Oregon).(2)
      (c)(i)          --  Form of IRC Section 408 Simplified Employee Pension Contract (Illinois,
                          Minnesota) (VestMet).(5)
      (c)(ii)         --  Form of IRC Section 408 Simplified Employee Pension Contract (Michigan)
                          (VestMet).(5)
      (c)(iii)        --  Form of IRC Section 408 Simplified Employee Pension Contract (New York)
                          (VestMet).(5)
      (c)(iv)         --  Form of IRC Section 408 Simplified Employee Pension Contract (South
                          Carolina) (VestMet).(5)
      (c)(v)          --  Form of IRC Section 408 Simplified Employee Pension Contract
                          (Pennsylvania) (VestMet).(5)
      (c)(vi)         --  Form of IRC Section 408 Simplified Employee Pension Contract (Washington)
                          (VestMet).(5)
      (c)(vii)        --  Information Statement concerning IRC Section 408 Simplified Employee
                          Pension Contract (VestMet).(5)
      (c)(viii)       --  Non-Qualified Annuity Endorsements.(18)
      (d)             --  Form of IRC Section 408 Individual Retirement Annuity Contract
                          (VestMet).(5)
      (d)(i)(A)       --  Form of IRC Section 408 Individual Retirement Annuity Contract
                          (Preference Plus) (Version 2).(5)
      (d)(i)(B)       --  Form of IRC Section 408 Individual Retirement Annuity Contract
                          (Preference Plus).(5)
      (d)(i)(C)       --  Form of IRC Section 408 Individual Retirement Annuity Contract
                          (Preference Plus) (Oregon).(2)
      (d)(i)          --  Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                          Contract (VestMet).(5)
      (d)(ii)         --  Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                          Contract (Michigan) (VestMet).(5)
      (d)(iii)        --  Form of IRC Section 408 Individual Retirement Annuity Contract (Illinois,
                          Minnesota) (VestMet).(5)
      (d)(iv)         --  Form of IRC Section 408 Individual Retirement Annuity Contract (Michigan)
                          (VestMet).(5)
      (d)(v)          --  Form of IRC Section 408 Individual Retirement Annuity Contract (New York)
                          (VestMet).(5)
      (d)(vi)         --  Form of IRC Section 408 Individual Retirement Annuity Contract (South
                          Carolina) (VestMet).(5)
      (d)(vii)        --  Form of IRC Section 408 Individual Retirement Annuity Contract
                          (Pennsylvania) (VestMet).(5)
      (d)(viii)       --  Form of IRC Section 408 Individual Retirement Annuity Contract
                          (Washington) (VestMet).(5)
      (d)(ix)         --  Information Statement concerning IRC Section 408 Individual Retirement
                          Annuity Contract (VestMet).(5)
      (d)(x)          --  Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                          Contract (VestMet).(5)
      (d)(xi)         --  Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                          Contract (Michigan) (VestMet).(5)
      (d)(xii)        --  Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                          Contract (South Carolina) (VestMet).(5)
      (d)(xiii)       --  Form of Endorsement to IRC Section 408 Individual Annuity Contract
                          (Preference Plus).(4)
      (e)             --  Amended Form of IRC Section 408 Group Individual Retirement Annuity
                          Contract (VestMet).(5)
      (e)(1)          --  Form of IRC Section 408 Group Individual Retirement Annuity Contract
                          (Preference Plus).(5)
      (e)(i)          --  Form of Certificate under IRC Section 408 Group Individual Retirement
                          Annuity Contract (VestMet).(5)
      (e)(i)(A)       --  Form of Certificate under IRC Section 408 Group Individual Retirement
                          Annuity Contract (Preference Plus).(5)
      (e)(i)(B)       --  Forms of Certificate under IRC Section 408 Group Individual Retirement
                          Annuity Contract (Enhanced).(2,5)
      (e)(i)(C)       --  Form of Certificate under IRC Section 408 Group Individual Retirement
                          Annuity Contract (Oregon).(2)
      (e)(i)(D)       --  Form of Endorsement to IRC Section 408 Group Individual Retirement
                          Annuity Contract (G.4333.15).(8)
      (f)             --  Amended Form of IRC Section 457 Group Annuity Contract for Public
                          Employee Deferred Compensation Plans (VestMet).(5)
      (f)(i)          --  Form of IRC Section 457 Group Annuity Contract for Public Employee
                          Deferred Compensation Plans (Preference Plus) (Version 2).(5)

      (f)(ii)         --  Amended Form of IRC Section 457 Group Annuity Contract for Public
                          Employee Deferred Compensation Plans (Preference Plus).(5)
      (f)(iii)        --  Form of IRC Section 457 Group Annuity Contract for Public Employee
                          Deferred Compensation Plans (Enhanced Preference Plus).(5)
      (f)(iv)         --  Form of IRC Section 457 Group Annuity Contract for Public Employee
                          Deferred Compensation Plans (Financial Freedom).(5)
      (f)(v)          --  Form of IRC Section 457 Group Annuity Contract for Public Employee
                          Deferred Compensation Plans (Enhanced Preference Plus).(4)
      (f)(vi)         --  Form of Endorsement under IRC Section 457(b) for Public Employee Deferred
                          Compensation Plans (G.3068) (Preference Plus)--Form G.7812-45.(7)
      (g)             --  Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                          Contract which Converts Contract into Non-Qualified Status (VestMet).(5)
      (g)(1)          --  Form of Non-Qualified Contract (Preference Plus) (Version 2).(5)
      (g)(i)(A)       --  Amended Form of Non-Qualified Contract (Preference Plus).(5)
      (g)(i)(B)       --  Form of Non-Qualified Contract (Preference Plus) (Oregon).(2)
      (g)(i)          --  Information Statement concerning IRC Section 408 Individual Retirement
                          Annuity Contract with Non-Qualified Endorsement (VestMet).(5)
      (g)(ii)         --  Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                          Contract with Non-Qualified Endorsement (Michigan) (VestMet).(5)
      (g)(iii)        --  Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                          Contract with Non-Qualified Endorsement (South Carolina) (VestMet).(5)
      (g)(iv)         --  Form of Endorsement to Group Annuity Contract.(5)
      (h)             --  Amended Form of Non-Qualified Group Contract (VestMet).(5)
      (h)(1)          --  Form of Non-Qualified Group Contract (Preference Plus).(5)
      (h)(i)          --  Form of Certificate under Non-Qualified Group Contract (VestMet).(5)
      (h)(i)(A)       --  Forms of Certificate under Non-Qualified Group Contract (Preference
                          Plus).(5)
      (h)(i)(A)(i)    --  Form of Certificate under Non-Qualified Group Contract (Preference Plus-
                          Enhanced Contract; Enhanced Preference Plus).(2)
      (h)(i)(A)(ii)   --  Form of Certificate under Non-Qualified Group Contract (Preference Plus-
                          Enhanced Contract; Enhanced Preference Plus) (Oregon).(2)
      (h)(i)(B)       --  Form of Non-Qualified Group Contract (Preference Plus).(5)
      (h)(i)(C)       --  Form of Non-Qualified Group Contract (Enhanced Preference Plus).(5)
      (h)(i)(D)       --  Form of Endorsement Concerning Nursing Home or Terminal Illness.(2)
      (h)(i)(E)       --  Form of Endorsement for death claim settlement for MT-(37PP-90(NQ-1),
                          (38PP-90(IRA-)--Form R.S. 1234MT1998.(7)
      (h)(i)(F)       --  Form of Non-Qualified Group Contract (Financial Freedom Account)
                          Form--G.3043.(7)
      (i)             --  Endorsement with respect to Individual IRA and Individual Non-Qualified
                          Contract concerning Death Benefit Provisions (VestMet).(5)
      (j)             --  Specimen of variable retirement annuity contract for Metropolitan
                          Variable Account B.(5)
      (k)             --  Proposed Form of Metropolitan Investment Annuity Program, Form 37-74 MIAP
                          for Metropolitan Life Variable Account C.(5)
      (l)             --  Proposed Form of Metropolitan Investment Annuity Program, Form 37-74 MIAP
                          for Metropolitan Life Variable Account D.(5)
      (m)             --  Specimen of Flexible-Purchase Variable Annuity Contract for Metropolitan
                          Variable Account A.(1)
      (n)             --  Specimen of Variable Annuity Contract, Forms 37TV-65 and 20SV-65 for
                          Metropolitan Variable Account B.(5)
      (o)             --  Form of Certificate under IRC Section 403(a) Group Annuity Contract
                          (Preference Plus).(5)
      (o)(i)          --  Forms of Certificate under IRC Section 403(a) Group Annuity Contract
                          (Financial Freedom).(5)

      (o)(ii)         --  Form of Certificate under IRC Section 403(a) Group Annuity Contract
                          (South Carolina).(5)
      (o)(iii)        --  Form of Certificate under IRC Section 403(a) Group Annuity Contract
                          (SUNY).(5)
      (o)(iv)         --  Form of Certificate under IRC Section 403(a) Group Annuity Contract
                          (Oregon).(2)
      (p)             --  Form of Single Premium Immediate Income Payment Contract (Preference
                          Plus).(5)
      (q)             --  Form of Single Premium Immediate Income Payment Certificate (Enhanced
                          Preference Plus and Financial Freedom).(5)
      (r)             --  Endorsements for Single Premium Immediate Income Payment Contract.(5)
      (r)(i)          --  Form of Endorsement for Single Premium Immediate Income Payment Contract
                          (G.4333(VARPAY)--Form G.20247-560.(7)
      (r)(ii)         --  Form of Endorsement for Single Premium Immediate Income Payment Contract
                          (PSC 93-05A) for unlimited transfers.(8)
      (s)             --  Form of Endorsement with respect to the Roth Individual Retirement
                          Annuity--Form R.S. 1220-PPA.(6)
      (s)(i)          --  Form of Endorsement with respect to the Roth Individual Retirement
                          Annuity--Form R.S. 1220-PPA (Minnesota).(6)
      (s)(ii)         --  Form of Endorsement with respect to the Roth Individual Retirement
                          Annuity--Form R.S. 1220-PPA (New Jersey).(6)
      (s)(iii)        --  Form of Amendment with respect to the Roth Individual Retirement
                          Annuity--Form R.S. 1212-PPA.(6)
      (s)(iv)         --  Form of Amendment with respect to the Roth Individual Retirement
                          Annuity--Form R.S. 1212-PPA (Minnesota).(6)
      (s)(v)          --  Form of Amendment with respect to the Roth Individual Retirement
                          Annuity--Form R.S. 1212-PPA (New Jersey).(6)
      (s)(vi)(A)      --  ROTH IRA Endorsements. Forms: R.S. 1233, R.S.  1233OR, R.S.
                          1233TX(2000).(9)
      (s)(vi)(B)      --  ROTH IRA Amendments. Forms: R.S. 1238, R.S. 1238OR, R.S. 1238TX(2000).(9)
      (t)             --  Form of Group Annuity Contract and Amendment under IRC Section
                          415(m)--Forms G. 3043A and G. 3043A-1 (Financial Freedom Account).(6)
      (u)             --  Form of Endorsement with respect to Waiver of Administrative Fee--Form
                          R.S. 1206.(6)
      (v)             --  Forms of Endorsement with respect to exchange from Growth Plus Account to the Preference Plus Account--Form RSC E31910-2.(6)
      (w)             --  Forms of Endorsement with respect to Enhanced 10% corridor (37PP-90(NQ-
                          1), 38PP-90 (IRA-1) NQ/IRA, NJ PPA and (PSC94-05)--Forms R.S. 1222, R.S.
                          1222N.J., R.S. 1232 and G. 20247-573.(7)
      (x)             --  Forms of Endorsement with respect to Fund Expansion (38PP-90(NQ-1),
                          (38PP-90(IRA-1), TSA/403(a), PPI immediate (PSC 93-05A)--Forms R.S. 1230
                          (11/98), G. 20247-572 and R.S. 1231 (11/98)(7,8)
      (x)(i)(A)       --  Endorsement Regarding Availability of additional Investment Divisions on
                          July 5, 2000 (R.S. 1241).(9)
      (x)(i)(B)       --  Contract Endorsement (for NJ Alternate Benefit Plan) (G. 7812-56).(9)
      (x)(i)(C)       --  Certificate Endorsement (for NJ Alternate Benefit Plan) (G. 20247-
                          578).(9)
      (y)             --  Forms of Endorsement with respect to Exchange (37PP-90(NQ-1), 38PP-
                          90(IRA-1) and (G.4333-7)--Forms E31910-3 and G.7812-38-1.(7)
      (z)             --  Forms of Endorsement for SIMPLE IRA (G.4333-15) and (G.4333-15+RSC 96-
                          37)--Forms RSC 96-37 and R.S. 1209.(7)
      (a)(a)          --  Forms of demutualization endorsements.(8)
      (b)(b)          --  Replacement Endorsements for Systematic Withdrawal Program Forms: PSC 94-
                          15 NJ (8/2000), PSC 94-15 MN (8/2000).(9)

      (b)(b)(i)       --  Replacement Endorsements for Systematic Withdrawal Program FL, NY, VT
                          forms: PSC 94-16 (8/2000), PSC 94-15 (8/2000).(9)
      (c)(c)          --  Forms of Endorsement for Non-Qualified Annuity Contracts Under IRC
                          Section 72(s)--ML-NQ(11/04)(17)
      (5)(a)          --  Participation Request and Agreement for the IRC Section 401 Group Annuity
                          Contract.(5)
      (b)             --  Enrollment Form with respect to the IRC Section 401 Group Annuity
                          Contract.(5)
      (b)(i)          --  Enrollment Form with respect to the IRC Section 401 Group Annuity
                          Contract (Preference Plus) (Allocated).(5)
      (c)             --  Participation Request and Agreement for the IRC Section 403(b) Group
                          Annuity Contract.(5)
      (c)(i)          --  Participation Request and Agreement for the IRC Section 403(b) Group
                          Annuity Contract (Direct Mail Form).(5)
      (d)             --  Enrollment Form with respect to the IRC Section 403(b) Group Contract and the IRC Section 457 Group Annuity Contract.(2)
      (d)(i)          --  403(b) Tax Deferred Annuity Customer Agreement Acknowledgement.(5)
      (d)(ii)         --  Enrollment Form with respect to the IRC Section 403(b) Group Annuity
                          Contract (Enhanced Preference Plus TSA).(5)
      (d)(iii)        --  Enrollment Form with respect to the IRC Section 403(b) Group Annuity
                          Contract (FFA-TSA).(5)
      (e)             --  Enrollment Form with respect to the IRC Section 403(b) Group Annuity
                          Contract and the IRC Section 457 Group Annuity Contract.(5)
      (f)             --  Application for an IRC Section 408 Simplified Employee Pension, IRA and
                          Non-Qualified Deferred Annuities (Preference Plus).(2)
      (f)(i)          --  Application for Individual IRA and Non-Qualified Contract (Direct Mail
                          Form).(3)
      (g)             --  Employer Adoption Request Form.(5)
      (g)(i)          --  Employer Utilization Request Form.(5)
      (g)(ii)         --  Enrollment Form for IRC Section 408 Group Individual Retirement Account
                          Contract and Non-Qualified Group Contract.(5)
      (g)(iii)        --  Funding Authorization and Agreement.(5)
      (g)(iv)         --  Funding Authorization and Agreement (SEP).(5)
      (h)(i)          --  Enrollment Form for IRC Section 408 Individual Retirement Annuity, IRC
                          Section 408(k) Simplified Employee Pension and Non-Qualified Income
                          Annuity Contract.(5)
      (h)(ii)         --  Enrollment Form for IRC Sections 403(b), 403(a) and 457 Group Income
                          Annuity Contract.(5)
      (h)(iii)        --  Enrollment Form for Group IRA Rollover Annuity (Preference Plus-Enhanced
                          Contract).(2)
      (h)(iv)         --  Enrollment Form for Group Non-Qualified Supplemental Savings (Preference
                          Plus-Enhanced Contract).(2)
      (i)             --  Application for Variable Annuity (Preference Plus(R) Account) TSA/IRC
                          Section 457(b) Deferred Compensation/IRC Section 403(a) for form G.4333-7
                          FORM--038-PPA-TSA/PEDC (0998).(7)
      (i)(i)          --  Application for Variable Annuity (Preference Plus(R) Account) for 37PP-90
                          (NQ-1), 38PP-90 (IRA-1) FORM--038-PPA-IRA/SEP/NQ (0998).(7)
      (i)(ii)         --  Application for the Preference Plus(R) Income Annuity for RSC 93-05A
                          FORM--RSCINCAPNQIRASEP (10/98).(7)
      (i)(iii)        --  Application for Variable Annuity Enhanced Preference Plus(R) Account for
                          MetLife Employees for forms G.4333-14, G.4333-15
                          Form--038MEGPPAIRA/NQ(10/98).(7)
      (i)(iv)         --  Application Preference Plus Account.(8)
      (j)             --  Variable Annuity Application for Non-Qualified IRA and SEP contracts
                          (038-PPA (07/2000)-A)(9)
      (j)(i)          --  Variable Annuity Application for TSA and 403(a) contracts (038-PPA
                          (07/2000)-B)(9)
      (j)(ii)         --  ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02).(13)
      (j)(iii)        --  401(a)/403(a) Plan Endorsement. Form ML-401.2 (9/02).(13)
      (j)(iv)         --  Individual Retirement Annuity Endorsement. Form: ML-408.2 (9/02).(13)

      (j)(v)          --  SIMPLE Individual Retirement Annuity Endorsement. Form: ML-439.1
                          (9/02).(13)
      (j)(vi)         --  Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02).(13)
 (6)                  --  Restated Charter of Metropolitan Life Insurance Company.(12,  )
 (6)  (a)             --  Amended and Restated By-Laws of Metropolitan Life Insurance Company(18  )
 (7)                  --  Not applicable.
 (8)                  --  Not applicable.
 (9)                  --  Opinion and consent of counsel as to the legality of the securities being registered.(5)
(10)                  --  Consent of Deloitte & Touche(20)
(11)                  --  Not applicable.
(12)                  --  Not applicable.
(13)                  --  Powers of Attorney.(20)



--------
 1. Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.

 2. Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996.

 3. Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988.

 4. Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997.

 5. Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997.

 6. Filed with Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 on April 3, 1998.

 7. Filed with Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 on January 12, 1999.

 8. Filed with Post-Effective Amendment No. 26 to this Registration Statement on Form N-4 on April 6, 2000.

 9. Filed with Post-Effective Amendment No. 27 to this Registration Statement on Form N-4 on April 3, 2001.

10. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

11. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.

12. Amended and Restated Charter of Metropolitan Life Insurance Company filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

13. Filed with Post-Effective Amendment No. 29 to this Registration Statement on Form N-4 on April 10, 2003.

14. Filed with Post-Effective Amendment No. 30 to this Registration Statement on Form N-4 on October 22, 2003.

15. Filed with Post-Effective Amendment No. 31 to this Registration Statement on Form N-4 on February 9, 2004.

16. Filed with Post-Effective Amendment No. 35 to this Registration Statement on Form N-4 on April 27, 2006.

17. Filed with Post-Effective Amendment No. 34 to this Registration Statement on Form N-4 on April 8, 2005.

18. Amended and Restated By-Laws of Metropolitan Life Insurance Company filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.

19. Filed with Post-Effective Amendment No. 9 to Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007.

20. Filed herewith. Powers of Attorney for James L. Lipscomb, C. Robert Henrickson, Sylvia Mathews Burwell, Burton A. Dole, Jr., Cheryl W. Gise, R. Glenn Hubbard, John M. Keane, James M. Kilts, Hugh B. Price, David Satcher, Kenton J. Sicchitano, William C. Steere, William J. Wheeler and James J. Prochaska, Jr.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR


  NAME, PRINCIPAL OCCUPATION AND
         BUSINESS ADDRESS                      POSITION AND OFFICES WITH DEPOSITOR
  ------------------------------               -----------------------------------
C. Robert Henrikson...............    Chairman of the Board, President and Chief Executive
MetLife, Inc and Metropolitan Life    Officer
Insurance Company
Chairman of the Board,
President and Chief Executive
Officer
200 Park Avenue
New York, New York 10166
Sylvia Mathews Burwell............    Director
President, Global Development
Program
The Bill and Melinda Gates
Foundation
1432 Elliott Avenue W
Seattle, WA 98102
Eduardo Castro-Wright.............    Director
President and Chief Executive
Officer
Wal-Mart Stores, USA
702 Southwest 8th Street
Bentonville, AR 72716
Burton A. Dole, Jr................    Director
Retired Chairman, Dole/Neal LLC
Pauma Valley Country Club
15835 Pauma Valley Drive
Pauma Valley, CA 92061
Cheryl W. Grise...................    Director
Retired Executive Vice President
Northeast Utilities
24 Stratford Road
West Hartford, CT 06117
R. Glenn Hubbard..................    Director
Dean and Russell L. Carson
Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902
John M. Keane.....................    Director
Co-Founder and Senior Managing
Director
Keane Advisors, LLC
2020 K St., N.W.
Washington, DC 20006
James M. Kilts....................    Director
Partner
Centerview Partners
Management, LLC
16 School Street
Rye, NY 10580
Hugh B. Price.....................    Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

  NAME, PRINCIPAL OCCUPATION AND
         BUSINESS ADDRESS                      POSITION AND OFFICES WITH DEPOSITOR
  ------------------------------               -----------------------------------
David Satcher.....................    Director
Director of Satcher Health
Leadership
Institute and Center of Excellence
on
Health Disparities
Morehouse School of Medicine......
720 Westview Drive, S.W.
Atlanta, GA 30310-1495
Kenton J. Sicchitano..............    Director
Retired Global Managing Partner
PricewaterhouseCoopers, LLC
25 Phillips Pond Road
Natick, MA 01760
William C. Steere, Jr.............    Director
Retired Chairman of the Board and
Chief
Executive Officer
Pfizer, Inc.
235 East 42nd Street, 22nd Floor
New York, NY 10017
Lulu C. Wang......................    Director
Chief Executive Officer
Tupelo Capital Management LLC
12 E. 49th Street, #17
New York, NY 10017


     Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166


               NAME                                  POSITION WITH METLIFE
               ----                                  ---------------------
C. Robert Henrikson...............   Chairman of the Board, President and Chief Executive
                                     Officer
Gwenn L. Carr.....................   Senior Vice President and Secretary
Steven A. Kandarian...............   Executive Vice President and Chief Investment Officer
James L. Lipscomb.................   Executive Vice President and General Counsel
Maria R. Morris...................   Executive Vice President, Technology and Operations
William J. Mullaney...............   President, Institutional Business
Joseph J. Prochaska, Jr. .........   Executive Vice President and Chief Accounting Officer
William J. Toppeta................   President, International Business
Lisa M. Weber.....................   President, Individual Business
William J. Wheeler................   Executive Vice President and Chief Financial Officer



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACTOWNERS.

     As of February 28, 2009:

                                                            NUMBER OF
 TITLE OF CLASS                                              HOLDERS
 --------------                                             ---------
Contract holders
  Qualified..............................................    475,175
  Non-Qualified..........................................     99,187


ITEM 28.  INDEMNIFICATION

     UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE SECURITIES ACT OF 1933

     MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. maintains Directors' and Officers' Liability insurance coverage with limits of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc., are also covered under the Financial Institutions Bond as well as under the directors' and officers' policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

          MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance,
          MetLife of CT Fund UL III for Variable Life Insurance
          Metropolitan Life Variable Annuity Separate Account I
          Metropolitan Life Variable Annuity Separate Account II
          Met Investors Series Trust
          MetLife Investors Variable Annuity Account One
          MetLife Investors Variable Annuity Account Five
          MetLife Investors Variable Life Account One
          MetLife Investors Variable Life Account Five
          MetLife Investors USA Separate Account A
          MetLife Investors USA Variable Life Account A
          First MetLife Investors Variable Annuity Account One
          General American Separate Account Eleven
          General American Separate Account Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account 26
          Security Equity Separate Account 27
          Metropolitan Life Separate Account E
          Metropolitan Life Separate Account UL
          Metropolitan Tower Life Separate Account One
          Metropolitan Tower Life Separate Account Two
          Paragon Separate Account A

          Paragon Separate Account B
          Paragon Separate Account C
          Paragon Separate Account D
          Metropolitan Series Fund, Inc.

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

               NAME AND PRINCIPAL                               POSITIONS AND OFFICES
                BUSINESS ADDRESS                                   WITH UNDERWRITER
               ------------------                               ---------------------
Michael K. Farrell
10 Park Avenue, 1st Floor
Morristown, NJ 07962...........................    Director
Craig W. Markham
13045 Tesson Ferry Road
St. Louis, MO 63128............................    Director and Vice President
William J. Toppeta
1095 Avenue of the Americas
New York, New York 10036.......................    Director
Paul A. Sylvester
10 Park Avenue                                     President, National Sales Manager-Annuities &
Morristown, NJ 07962...........................    LTC
Elizabeth M. Forget
1095 Avenue of the Americas                        Executive Vice President, Investment Fund
New York, New York 10036.......................    Management & Marketing
Paul A. LaPiana
5 Park Plaza                                       Executive Vice President, National Sales
Suite 1900 Irvine, CA 92614....................    Manager-Life
Richard C. Pearson
5 Park Plaza                                       Executive Vice President, General Counsel and
Suite 1900 Irvine, CA 92614....................    Secretary
Andrew Aiello
5 Park Plaza                                       Senior Vice President, Channel Head-National
Suite 1900 Irvine, CA 92614....................    Accounts
Jeffrey A. Barker
1 MetLife Plaza
27-01 Queens Plaza North                           Senior Vice President, Channel Head-Independent
Long Island City, NY 11101.....................    Accounts
Douglas P. Rodgers
10 Park Avenue
Morristown, NJ 07962...........................    Senior Vice President, Channel Head-LTC
John C. Kennedy
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101.....................    Senior Vice President, Channel Head-Wirehouse
Curtis Wohlers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101.....................    Senior Vice President, Channel Head-Planners
Jay S. Kaduson
10 Park Avenue
Morristown, NJ 07962...........................    Senior Vice President
Eric T. Steigerwalt
1095 Avenue of the Americas
New York, New York 10036.......................    Treasurer
Peter Gruppuso
485-E US Highway 1 South
Iselin, NJ 08830...............................    Vice President, Chief Financial Officer
Debora L. Buffington
5 Park Plaza
Suite 1900
Irvine, CA 92614...............................    Vice President, Director of Compliance

               NAME AND PRINCIPAL                               POSITIONS AND OFFICES
                BUSINESS ADDRESS                                   WITH UNDERWRITER
               ------------------                               ---------------------
David DeCarlo
5 Park Plaza
Suite 1900
Irvine, CA 92614...............................    Vice President
Paul M. Kos
5 Park Plaza
Suite 1900
Irvine, CA 92614...............................    Vice President
Deron J. Richens
5 Park Plaza
Suite 1900
Irvine, CA 92614...............................    Vice President
Cathy Sturdivant
5 Park Plaza
Suite 1900
Irvine, CA 92614...............................    Vice President
Paulina Vakouros
1095 Avenue of the Americas
New York, New York 10036.......................    Vice President



     (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                 (2)
                  (1)                     NET UNDERWRITING          (3)              (4)             (5)
           NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION ON     BROKERAGE         OTHER
              UNDERWRITER                    COMMISSIONS         REDEMPTION      COMMISSIONS    COMPENSATION
           -----------------              ----------------    ---------------    -----------    ------------
MetLife Investors Distribution Company      $144,689,685             $0               $0             $0





ITEM 30.  LOCATION OF ACCOUNT AND RECORDS.

     Metropolitan Life Insurance Company
     200 Park Avenue
     NY, NY 10166

ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable

ITEM 32.  UNDERTAKINGS.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

     (e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

     (f) Metropolitan Life Insurance Company represents that the fees and charges deducted under the annuities described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the annuities.

                                   SIGNATURES


     AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES RULE 485(B) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 15(TH) DAY OF APRIL, 2009.

                                          METROPOLITAN LIFE SEPARATE ACCOUNT E
                                                      (Registrant)

                                           METROPOLITAN LIFE INSURANCE COMPANY
                                                       (Depositor)

                                        by:       /s/ PAUL G. CELLUPICA
                                            -----------------------------------
                                                     (Paul G. Cellupica)
                                                  Chief Counsel, Securities
                                              Regulation and Corporate Services

                                           METROPOLITAN LIFE INSURANCE COMPANY
                                                       (Depositor)

                                        by:       /s/ PAUL G. CELLUPICA
                                            -----------------------------------
                                                     (Paul G. Cellupica)
                                                  Chief Counsel, Securities
                                              Regulation and Corporate Services

                                   SIGNATURES

     AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.



            SIGNATURE                                TITLE                          DATE
            ---------                                -----                          ----
                *                 Chairman, President, Chief Executive
                                  Officer and Director
--------------------------------
        C. Robert Henrikson

                *                 Senior Vice President and Chief Accounting
--------------------------------  Officer (Principal Financial Officer)
    Joseph J. Prochaska, Jr.

                *                 Executive Vice President and Chief
--------------------------------  Financial Officer
       William J. Wheeler

                *                 Director
--------------------------------
     Sylvia Mathews Burwell

                *                 Director
--------------------------------
      Eduardo Castro-Wright

                *                 Director
--------------------------------
       Burton A. Dole, Jr.

                *                 Director
--------------------------------
         Cheryl W. Grise

                *                 Director
--------------------------------
        R. Glenn Hubbard

                *                 Director
--------------------------------
          John M. Keane

                *                 Director
--------------------------------
         James M. Kilts

                *                 Director
--------------------------------
          Hugh B. Price

                *                 Director
--------------------------------
          David Satcher

                *                 Director
--------------------------------
     William C. Steere, Jr.

                *                 Director
--------------------------------
      Kenton J. Sicchitano

                *                 Director
--------------------------------
          Lulu C. Wang

*By:  /s/ MYRA L. SAUL, ESQ.                                                   April 15, 2009
     ---------------------------
          Myra L. Saul, Esq.
           Attorney-in-Fact